UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Reports to Stockholders.

AZL® BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Consolidated Expense Examples and Portfolio Composition Page 1

Consolidated Schedule of Portfolio Investments Page 2

Consolidated Statement of Assets and Liabilities Page 18

Consolidated Statement of Operations Page 18

Consolidated Statements of Changes in Net Assets Page 19

Consolidated Financial Highlights Page 20

Notes to the Consolidated Financial Statements Page 21

Other Information Page 32

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL BlackRock Global Allocation Fund	$1,000.00	$983.10	$5.65	1.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL BlackRock Global Allocation Fund	$1,000.00	$1,019.09	$5.76	1.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	58.4%
U.S. Treasury Obligations	29.0
Foreign Bonds	6.5
Securities Held as Collateral for Securities on Loan	3.6
Exchange Traded Funds	2.6
Corporate Bonds	1.8
Yankee Dollars	1.2
Money Markets	1.0
Preferred Stocks	0.6
Convertible Preferred Stocks	0.4
Convertible Bonds	0.4
Bank Loans	0.2
Purchased Options	—	^
Rights	—	^
Warrants	—	^
Private Placements	—	^

Total Investment Securities	105.7
Net other assets (liabilities)	(5.7)

Net Assets	100.0%

^	Represents less than 0.05%

Investments	Percent of Net Assets
United States	71.2%
Japan	10.0
Germany	3.9
France	2.6
United Kingdom	2.6
Netherlands	1.6
Canada	1.7
India	1.4
Switzerland	1.4
China	1.3
All other countries	8.0

Total Investment Securities	105.7
Net other assets (liabilities)	(5.7)

Net Assets	100.0%

1

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (58.4%):
Aerospace & Defense (0.9%):
324	Boeing Co. (The)	$108,705
434	Dassault Aviation SA	825,771
169	General Dynamics Corp.	31,503
12	Lockheed Martin Corp.	3,545
448	Northrop Grumman Corp.	137,850
677	Raytheon Co.	130,783
21,360	Safran SA	2,590,921

		3,829,078

Air Freight & Logistics (0.0%):
194	Deutsche Post AG	6,334

Airlines (1.1%):
71,722	Azul SA, ADR*^	1,173,371
659	Delta Air Lines, Inc.	32,647
49,900	Japan Airlines Co., Ltd.	1,768,559
1,022	Turk Hava Yollari Anonim Ortakligi*	3,011
24,893	United Continental Holdings, Inc.*	1,735,789

		4,713,377

Auto Components (1.2%):
8,900	Aisin Sieki Co., Ltd.	405,228
27,600	Bridgestone Corp.	1,078,519
51,683	Cheng Shin Rubber Industry Co., Ltd.	77,690
30	Compagnie Generale des Establissements Michelin SCA, Class B	3,648
21,400	Denso Corp.	1,041,175
2,400	Exedy Corp.	74,243
3	Hyundai Mobis Co., Ltd.	570
8,400	Koito Manufacturing Co., Ltd.	554,240
315	Lear Corp.	58,530
2,400	Stanley Electric Co., Ltd.	81,626
20,700	Toyota Industries Corp.	1,158,941

		4,534,410

Automobiles (1.3%):
4,500	Baic Motor Corp., Ltd.	4,284
4,000	Dongfeng Motor Corp., Series H	4,224
166	Ford Motor Co.	1,838
64,400	Fuji Heavy Industries, Ltd.	1,873,833
146	General Motors Co.	5,752
2,800	Guangzhou Automobile Group Co., Ltd.	2,718
3,269	Hero MotoCorp, Ltd.	165,642
4,184	Maruti Suzuki India, Ltd.	538,611
36,000	Suzuki Motor Corp.	1,985,592
87	Tata Motors, Ltd.*	341

		4,582,835

Banks (3.9%):
35,323	ABN AMRO Group NV^	914,129
8,000	Agricultural Bank of China, Ltd.	3,716
540	Banco Bilbao Vizcaya Argentaria SA	3,814
476	Banco do Brasil SA	3,495
246	Banco Santander Brasil SA	1,857
120,765	Bank of America Corp.	3,404,366
7,000	Bank of China, Ltd.	3,449

Shares		Fair Value
Common Stocks, continued
Banks, continued
67	Bank of Nova Scotia	$3,794
487	Barclays plc	1,214
8	BB&T Corp.	404
122	BNP Paribas SA	7,561
8,000	China Construction Bank	7,336
1,000	Chinatrust Financial Holding Co., Ltd.	720
30,936	Citigroup, Inc.	2,070,238
199	Credit Agricole SA	2,653
1,475	Criteria Caixacorp SA	6,371
162	Danske Bank A/S	5,064
140	DnB NOR ASA	2,732
21,201	Fifth Third Bancorp	608,469
441	Grupo Financiero Banorte SAB de C.V.	2,594
107	Hana Financial Holdings Group, Inc.	4,109
187,796	HSBC Holdings plc	1,760,578
8,000	Industrial & Commercial Bank of China	5,943
296	Industrial Bank of Korea (IBK)	4,086
108,484	ING Groep NV	1,556,548
604	Intesa Sanpaolo SpA	1,748
9,621	JPMorgan Chase & Co.	1,002,508
46,416	Kotak Mahindra Bank, Ltd.	908,495
14,698	Lloyds Banking Group plc	12,225
14	M&T Bank Corp.	2,382
800	Mitsubishi UFJ Financial Group, Inc.	4,538
1,000	Resona Holdings, Inc.	5,344
202	Royal Bank of Canada	15,212
11	Shinhan Financial Group Co., Ltd.	426
674	Skandinaviska Enskilda Banken AB, Class A	6,401
123	Societe Generale	5,179
93,399	State Bank of India*	353,152
21,911	SunTrust Banks, Inc.	1,446,564
2,000	Taiwan Cooperative Financial Holding Co., Ltd.	1,170
65	Toronto-Dominion Bank (The)	3,763
233	Unicredit SpA	3,875
18,701	Wells Fargo & Co.	1,036,783
154	Woori Bank	2,250
87,348	Yes Bank, Ltd.	432,571

		15,629,826

Beverages (0.5%):
16,572	Anheuser-Busch InBev NV	1,671,633
24	Carlsberg A/S, Class B	2,826
139	Coca-Cola Co. (The)	6,097
351	Constellation Brands, Inc., Class C	76,823
59	Diageo plc	2,117
100	Kirin Holdings Co., Ltd.	2,673
1,467	PepsiCo, Inc.	159,712

		1,921,881

Biotechnology (0.8%):
829	AbbVie, Inc.	76,807
483	Amgen, Inc.	89,157
1,889	Biogen Idec, Inc.*	548,263
70	Celgene Corp.*	5,559

Continued

2

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
31,123	Gilead Sciences, Inc.	$2,204,754
5,787	Tesaro, Inc.*^	257,348

		3,181,888

Building Products (0.2%):
255	Compagnie de Saint-Gobain SA	11,371
5,300	Daikin Industries, Ltd.	633,977
1,565	Fortune Brands Home & Security, Inc.^	84,025
1,923	Masco Corp.	71,959
5,000	Nichias Corp.	62,559

		863,891

Capital Markets (1.8%):
321	Ameriprise Financial, Inc.	44,901
631	Bank of New York Mellon Corp. (The)	34,030
46,284	Charles Schwab Corp. (The)	2,365,112
23	CME Group, Inc.	3,770
37	Franklin Resources, Inc.^	1,186
275	Goldman Sachs Group, Inc. (The)	60,657
100	Hong Kong Exchanges & Clearing, Ltd.	2,996
52,144	Morgan Stanley	2,471,626
500	Nomura Holdings, Inc.	2,421
338	State Street Corp.	31,464
136,710	UBS Group AG	2,104,143

		7,122,306

Chemicals (3.3%):
16,562	Air Products & Chemicals, Inc.	2,579,200
50,400	Asahi Kasei Corp.	639,799
45	BASF SE	4,302
14,800	Daicel Chemical Industries, Ltd.	163,586
56,043	DowDuPont, Inc.	3,694,354
9	Evonik Industries AG	308
37,000	Formosa Chemicals & Fibre Corp.	147,302
38,000	Formosa Plastics Corp.	140,127
5,200	Hitachi Chemical Co., Ltd.	104,768
893	Huntsman Corp.	26,076
46	Koninklijke DSM NV	4,619
5,200	Kuraray Co., Ltd.	71,536
582	LG Chem, Ltd.	173,949
5	Lotte Chemical Corp.	1,559
300	Mitsubishi Chemical Holdings Corp.	2,508
48,000	Nan Ya Plastics Corp.	137,161
27,500	Nitto Denko Corp.	2,077,924
73,900	PTT Global Chemical Public Co., Ltd.	162,680
18,500	Shin-Etsu Chemical Co., Ltd.	1,641,354
5,000	Toagosei Co., Ltd.	57,725
54,400	Toray Industries, Inc.	428,288
27,300	Ube Industries, Ltd.	708,956

		12,968,081

Commercial Services & Supplies (0.0%):
229	Country Garden Services Holdings Co., Ltd.*^	294
10	Republic Services, Inc., Class A	684
116	Waste Management, Inc.	9,435

		10,413

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.0%):
407	Cisco Systems, Inc.	$17,513
1,829	Nokia OYJ	10,492

		28,005

Construction & Engineering (0.2%):
4,100	ComSys Holdings Corp.	108,651
802	Eiffage SA	87,174
12,100	Kinden Corp.	197,557
2,000	Kyudenko Corp.	96,494
5,000	Maeda Road Construction Co., Ltd.	95,022
4,700	Nippo Corp.	85,597
4,400	Okumura Corp.	143,485
100	TAISEI Corp.	5,510
22,000	Toda Corp.	191,269

		1,010,759

Construction Materials (0.0%):
14,836	Cemex SAB de C.V.*	9,766
2,000	China National Buildings Material Co., Ltd.	1,970
11,000	Siam Cement PCL	136,755

		148,491

Consumer Finance (0.0%):
1,079	Ally Financial, Inc.	28,345
4	American Express Co.	392
562	Capital One Financial Corp.	51,648
848	Discover Financial Services	59,708

		140,093

Containers & Packaging (0.0%):
776	Crown Holdings, Inc.*	34,734
769	International Paper Co.	40,050
499	Packaging Corp. of America	55,782

		130,566

Distributors (0.0%):
3,400	Canon Marketing Japan, Inc.	70,780

Diversified Consumer Services (0.0%):
77	New Oriental Education & Technology Group, Inc., ADR	7,289

Diversified Financial Services (0.0%):
1,028	AMP, Ltd.	2,706
968	Berkshire Hathaway, Inc., Class B*	180,677
101,000	Fubon Financial Holdings Co., Ltd.	169,158

		352,541

Diversified Telecommunication Services (0.9%):
221	AT&T, Inc.	7,096
49,535	Cellnex Telecom SAU	1,246,390
8,000	China Communications Services Corp., Ltd.	5,063
218,000	Chunghwa Telecom Co., Ltd.	786,358
11,851	El Towers SpA	654,563
80,000	HKT Trust & HKT, Ltd.	102,010
2,800	Nippon Telegraph & Telephone Corp.	127,248
63,500	Singapore Telecommunications, Ltd.	143,381
31,368	Telecom Italia SpA	20,439
587,676	Telecom Italia SpA*	436,078
2,384	Verizon Communications, Inc.	119,939

		3,648,565

Continued

3

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities (0.8%):
200	Centrais Eletricas Brasileiras SA*	$708
7,494	CEZ	177,854
14,000	CK Infrastructure Holdings, Ltd.	103,631
16,500	CLP Holdings, Ltd.	177,035
164,118	Enel SpA	909,162
32	Entergy Corp.^	2,585
12,500	Hongkong Electric Holdings, Ltd.	87,383
100	Kansai Electric Power Co., Inc. (The)	1,457
12,731	NextEra Energy, Inc.	2,126,460
74	PG&E Corp.	3,149
2,099	PGE SA*	5,231
45	Scottish & Southern Energy plc	804

		3,595,459

Electrical Equipment (0.5%):
15	Eaton Corp. plc	1,121
17	Emerson Electric Co.	1,175
16,000	GS Yuasa Corp.	72,858
2,900	Mabuchi Motor Co., Ltd.	137,789
144,400	Mitsubishi Electric Corp.	1,918,878
148	Rockwell Automation, Inc.	24,602

		2,156,423

Electronic Equipment, Instruments & Components (0.6%):
235	Corning, Inc.^	6,465
2,000	Hitachi, Ltd.	14,090
59,400	Hon Hai Precision Industry Co., Ltd.	162,457
5,000	Japan Aviation Electronics Industry, Ltd.	78,631
300	Keyence Corp.	169,219
25	LG Display Co., Ltd.	410
15,000	Murata Manufacturing Co., Ltd.	2,518,552

		2,949,824

Energy Equipment & Services (0.1%):
102	Halliburton Co.	4,596
595	Helmerich & Payne, Inc.^	37,937
8,668	Schlumberger, Ltd.	581,016

		623,549

Equity Real Estate Investment Trusts (0.3%):
621	American Tower Corp.	89,529
75	Equity Residential Property Trust	4,777
18,000	Link REIT (The)	163,652
105	ProLogis, Inc.	6,897
852	Stockland Trust Group	2,511
5,923	Unibail-Rodamco-Westfield	1,304,073
67	Vornado Realty Trust	4,953
202	Weyerhaeuser Co.	7,365

		1,583,757

Food & Staples Retailing (0.7%):
126	BIM Birlesik Magazalar AS	1,843
158	Costco Wholesale Corp.	33,019
41,550	CVS Health Corp.	2,673,742
3,909	Jeronimo Martins SGPS SA	56,242
116	Koninklijke Ahold Delhaize NV	2,775

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,400	Seven & I Holdings Co., Ltd.	$61,030
238	Sysco Corp.	16,253
110	Walgreens Boots Alliance, Inc.	6,602
2,797	Wal-Mart Stores, Inc.	239,563
276	Wesfarmers, Ltd.	10,120
350	Woolworths, Ltd.	7,927

		3,109,116

Food Products (1.7%):
52,000	Ajinomoto Co., Inc.	982,085
320	ConAgra Foods, Inc.^	11,434
37,068	Danone SA	2,717,118
118	General Mills, Inc.^	5,223
1,913	JBS SA	4,542
2,815	Mondelez International, Inc., Class A	115,414
30,669	Nestle SA, Registered Shares	2,375,256
257	Tiger Brands, Ltd.	6,217
90,000	Uni-President Enterprises Corp.	228,285
154,000	Want Want China Holdings, Ltd.	136,061
7,500	WH Group, Ltd.	6,064

		6,587,699

Gas Utilities (0.3%):
397	GAIL India, Ltd.	1,973
51,600	Tokyo Gas Co., Ltd.	1,369,439

		1,371,412

Health Care Equipment & Supplies (0.5%):
2,342	Baxter International, Inc.	172,934
106	Boston Scientific Corp.*	3,466
37	Danaher Corp.	3,651
133	Edwards Lifesciences Corp.*	19,361
24,800	HOYA Corp.	1,408,670
13	Intuitive Surgical, Inc.*	6,220
1,518	Medtronic plc	129,956
100	Olympus Co., Ltd.	3,736
83	Siemens Healthineers AG*	3,426
883	Stryker Corp.	149,103

		1,900,523

Health Care Providers & Services (3.4%):
17,432	Acadia Healthcare Co., Inc.*^	713,143
464	Aetna, Inc.	85,144
3,900	Alfresa Holdings Corp.	91,592
8	AmerisourceBergen Corp.	682
12,669	Anthem, Inc.	3,015,602
32	Cardinal Health, Inc.	1,563
64	Cigna Corp.	10,877
137	Express Scripts Holding Co.*	10,578
52	Fresenius Medical Care AG & Co., KGaA	5,248
37,131	Fresenius SE & Co. KGaA	2,981,243
29,245	Hapvida Participacoes e Investimentos SA*	223,017
18,123	HCA Holdings, Inc.	1,859,420
15	Humana, Inc.	4,464
229	McKesson Corp.	30,549

Continued

4

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
4,500	Medipal Holdings Corp.	$90,416
40,827	NMC Health plc	1,926,300
70,072	Notre Dame Intermedica Participacoes SA*	391,499
582,322	PT Siloam International Hospital Tbk*	212,397
41	Ramsay Health Care, Ltd.	1,640
2,000	Suzuken Co., Ltd.	84,627
30,082	Tenet Healthcare Corp.*	1,009,853
967	UnitedHealth Group, Inc.	237,244

		12,987,098

Health Care Technology (0.1%):
67,300	Ping An Healthcare and Technology Co., Ltd.*	428,914

Hotels, Restaurants & Leisure (0.9%):
140	Carnival Corp., Class A	8,023
7,996	Dave & Buster’s Entertainment, Inc.*^	380,609
1,000	Galaxy Entertainment Group, Ltd.	7,675
11,200	Genting Singapore, Ltd.	10,062
22	Hilton Worldwide Holdings, Inc.	1,742
150	Hyatt Hotels Corp., Class A	11,573
180	Las Vegas Sands Corp.	13,745
296	McDonald’s Corp.	46,380
45,458	MGM Resorts International	1,319,645
317	Royal Caribbean Cruises, Ltd.	32,841
400	Sands China, Ltd.	2,132
14,814	Sodexo SA^	1,479,871
467	Wyndham Hotels & Resorts, Inc.	27,474
662	Wyndham Worldwide Corp.	29,307
50	Yum China Holdings, Inc.	1,923
156	Yum! Brands, Inc.	12,202

		3,385,204

Household Durables (0.5%):
2,800	Alpine Electronics, Inc.	57,715
1,376	Berkeley Group Holdings plc (The)	68,709
1,573	Coway Co., Ltd.	122,205
9,094	Mohawk Industries, Inc.*	1,948,571
300	Panasonic Corp.	4,031
200	Sony Corp.	10,263

		2,211,494

Household Products (0.6%):
1,548	Colgate-Palmolive Co.	100,326
257	Essity AB, Class B	6,341
335	Hindustan Unilever, Ltd.	8,021
46	Kimberly-Clark Corp.^	4,846
29,776	Procter & Gamble Co. (The)	2,324,314
100	Unicharm Corp.	3,010

		2,446,858

Independent Power & Renewable Electricity Producers (0.2%):
2,000	China Resources Power Holdings Co.	3,506
13,515	NextEra Energy Partners LP^	630,745
8,233	Vistra Energy Corp.*	194,793

		829,044

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (1.2%):
1,000	Citic, Ltd.	$1,402
1,000	Fosun International, Ltd.	1,868
48,461	General Electric Co.	659,554
3,000	Jardine Matheson Holdings, Ltd.	189,057
81,822	Koninklijke Philips Electronics NV	3,467,854
1,000	Toshiba Corp.*	3,003

		4,322,738

Insurance (1.0%):
64	Allstate Corp. (The)	5,841
6	American International Group, Inc.	318
24	Aon plc	3,292
278	Aviva plc	1,848
31,767	AXA SA	778,204
91,000	Cathay Financial Holding Co., Ltd.	160,440
6,959	Chubb, Ltd.	883,932
2,186	Hartford Financial Services Group, Inc. (The)	111,770
300	Japan Post Holdings Co., Ltd.	3,285
1,727	Legal & General Group plc	6,060
168	Manulife Financial Corp.	3,019
12,850	Marsh & McLennan Cos., Inc.	1,053,315
4,034	MetLife, Inc.	175,882
100	MS&AD Insurance Group Holdings, Inc.	3,107
9	Muenchener Rueckversicherungs-Gesellschaft AG	1,907
7	Progressive Corp. (The)	414
464	Prudential Financial, Inc.	43,389
53	Prudential plc	1,211
364	Reinsurance Group of America, Inc.	48,587
14,300	Tokio Marine Holdings, Inc.	669,692
1,229	Travelers Cos., Inc. (The)	150,356

		4,105,869

Internet & Direct Marketing Retail (1.1%):
2,649	Amazon.com, Inc.*(a)	4,502,770
3	Booking Holdings, Inc.*	6,081
121	Expedia, Inc.^	14,543
700	Rakuten, Inc.	4,727

		4,528,121

Internet Software & Services (4.8%):
12,151	Alibaba Group Holding, Ltd., ADR*^	2,254,375
20	Alphabet, Inc., Class A*	22,584
3,868	Alphabet, Inc., Class C*	4,315,334
2	Autohome, Inc., ADR^	202
62,580	Cloudera, Inc.*	853,591
63,800	Dropbox, Inc.*	2,021,283
503	eBay, Inc.*	18,239
35,132	Facebook, Inc., Class A*	6,826,851
5,547	Lookout, Inc.*(b)	1,109
29	Momo, Inc., ADR*	1,262
96	SINA Corp.*	8,130
48,400	Tencent Holdings, Ltd.	2,410,292
660	VeriSign, Inc.*	90,697

		18,823,949

Continued

5

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (1.0%):
514	Accenture plc, Class C	$84,085
89	Alliance Data Systems Corp.	20,755
16	Amadeus IT Holding SA	1,261
1,070	Amdocs, Ltd.	70,823
48	Automatic Data Processing, Inc.	6,439
110	Cognizant Technology Solutions Corp., Class A^	8,689
41	DXC Technology Co.	3,305
9,108	FleetCor Technologies, Inc.*	1,918,600
1,000	Fujitsu, Ltd.	6,058
1,724	Global Payments, Inc.	192,209
227	HCL Technologies, Ltd.	3,062
19	Infosys, Ltd.	365
9,472	International Business Machines Corp.	1,323,238
1,146	MasterCard, Inc., Class A	225,212
18	Paychex, Inc.^	1,230
19	Perspecta, Inc.	390
1,615	Visa, Inc., Class A	213,907

		4,079,628

Life Sciences Tools & Services (0.0%):
62	Agilent Technologies, Inc.	3,834
487	Thermo Fisher Scientific, Inc.	100,877

		104,711

Machinery (0.1%):
206	Caterpillar, Inc.	27,948
32	Cummins, Inc.	4,256
19,463	Doosan Bobcat, Inc.	558,424
4,582	GEA Group AG	154,435
6,900	Hino Motors, Ltd.	73,477
155	Illinois Tool Works, Inc.	21,474
72	Ingersoll-Rand plc	6,461
24	PACCAR, Inc.	1,487
294	Sandvik AB	5,212
726	Volvo AB, Class B	11,569

		864,743

Media (3.0%):
9,918	Charter Communications, Inc., Class A*	2,908,057
133,790	Comcast Corp., Class A	4,389,650
3,483	DISH Network Corp., Class A*	117,064
15,329	I-Cable Communications, Ltd.*	240
2,520	Liberty Broadband Corp., Class A*^	190,613
10,833	Liberty Broadband Corp., Class C*^	820,275
24,465	Liberty Global plc, Class A*^	673,766
9,038	Liberty SiriusXM Group, Class A*	407,162
15,145	Liberty SiriusXM Group, Class C*	686,977
9,000	Nippon Television Holdings, Inc.	151,785
81,093	RAI Way SpA	379,690
3,100	Toho Co., Ltd.	103,874
6,600	TV Asahi Holdings Corp.^	144,607
309	Walt Disney Co. (The)	32,386
51,957	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	284,595

		11,290,741

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.1%):
132	Anglo American plc^	$2,931
35	ArcelorMittal	1,022
1,900	DOWA Mining Co.	58,505
319	Eregli Demir ve Celik Fabrikalari T.A.S.	708
154	Freeport-McMoRan Copper & Gold, Inc.	2,658
314	Glencore International plc	1,488
100	JFE Holdings, Inc.	1,887
19	Kumba Iron Ore, Ltd.	405
33	Newcrest Mining, Ltd.	535
632	POSCO	186,738
144	Rio Tinto plc	7,940
76	Rio Tinto, Ltd.	4,717
549	South32, Ltd.	1,478
322	Teck Cominco, Ltd., Class B	8,204
13,700	Tokyo Steel Manufacturing Co., Ltd.	121,547
214	Vale SA	2,727
450	Vedanta, Ltd.	1,541
2,900	Yamato Kogyo Co., Ltd.	87,586

		492,617

Multiline Retail (0.1%):
2,073	Dollar General Corp.	204,398
531	Kohl’s Corp.^	38,710
161	Target Corp.	12,255

		255,363

Multi-Utilities (0.2%):
426	Engie Group	6,519
7,284	Sempra Energy	845,745

		852,264

Oil, Gas & Consumable Fuels (4.4%):
49,025	Anadarko Petroleum Corp.	3,591,081
1,099	BP plc	8,366
148	Canadian Natural Resources, Ltd.	5,342
357	Chevron Corp.	45,136
6,000	CNOOC, Ltd.	10,280
32,030	Coal India, Ltd.	123,518
224	ConocoPhillips Co.	15,595
17,329	Enbridge, Inc.	619,599
114,340	EnCana Corp.^	1,492,137
242	ENI SpA	4,493
10,489	Exxon Mobil Corp.	867,755
941	Fieldwood Energy LLC*(b)	34,347
3,485	Fieldwood Energy LLC*(b)	127,203
26,000	Formosa Petrochemical Corp.	104,281
2,045	Hindustan Petroleum Corp., Ltd.	7,734
395	Husky Energy, Inc.	6,157
72	Imperial Oil, Ltd.	2,394
1,115	Indian Oil Corp., Ltd.	2,537
200	INPEX Corp.	2,067
299	Kinder Morgan, Inc.	5,283
1,398	Marathon Petroleum Corp.	98,084
50	Occidental Petroleum Corp.	4,184
42,815	Oil & Natural Gas Corp., Ltd.	98,778

Continued

6

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
100	Petroleo Brasileiro SA	$501
1,049	Petroleo Brasileiro SA*	4,648
587	Phillips 66	65,926
2,826	Pioneer Natural Resources Co.	534,792
145	Polski Koncern Naftowy Orlen SA	3,252
133,813	Reliance Industries, Ltd.	1,897,532
217	Repsol SA	4,237
58,001	Royal Dutch Shell plc, Class A	2,012,476
23,496	Royal Dutch Shell plc, Class A, ADR	1,626,628
170	Royal Dutch Shell plc, Class A	5,890
429	Royal Dutch Shell plc, Class B	15,342
15	SK Energy Co., Ltd.	2,716
13,649	Snam SpA	56,855
165	Suncor Energy, Inc.	6,715
39,600	Thai Oil Public Co., Ltd.	92,857
48	Total SA	2,919
650	Total SA, ADR	39,364
15,189	TransCanada Corp.	657,246
1,092	Valero Energy Corp.	121,026
128,075	Williams Cos., Inc. (The)	3,472,113

		17,899,386

Paper & Forest Products (0.0%):
100	Suzano Papel e Celulose SA	1,154

Personal Products (0.3%):
18,645	Edgewell Personal Care Co.*^	940,826
2	L’Oreal SA	493
108	Unilever NV	6,020
74	Unilever plc	4,093

		951,432

Pharmaceuticals (2.4%):
47	Allergan plc	7,836
108,900	Astellas Pharma, Inc.	1,659,275
232	Aurobindo Pharma, Ltd.	2,056
26,556	Bayer AG, Registered Shares	2,925,612
196	Bristol-Myers Squibb Co.	10,847
526	GlaxoSmithKline plc	10,611
1,829	Gw Pharmaceuticals, ADR*	255,218
14,516	Johnson & Johnson Co.	1,761,371
2,106	Merck & Co., Inc.	127,834
200	Mitsubishi Tanabe Pharma Corp.	3,454
74	Novartis AG, Registered Shares	5,607
11	Novo Nordisk A/S, Class B	508
1,600	Otsuka Holdings Co., Ltd.	77,492
79,514	Pfizer, Inc.	2,884,768
82	Roche Holding AG	18,254
116	Sanofi-Aventis SA	9,288
200	Shionogi & Co., Ltd.	10,265
100	Takeda Pharmacuetical Co., Ltd.	4,224

		9,774,520

Professional Services (0.0%):
29	Experian plc	717

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
24	Reed Elsevier plc	$514
1	SGS SA, Registered Shares	2,665

		3,896

Real Estate Management & Development (0.9%):
290,500	CapitaLand, Ltd.	672,689
1,000	Country Garden Holdings Co., Ltd.	1,745
200	Daiwa House Industry Co., Ltd.	6,811
54,000	Hang Lung Properties, Ltd.	110,907
56,000	Sino Land Co., Ltd.	90,829
115,666	Sun Hung Kai Properties, Ltd.	1,735,452
12,500	Swire Pacific, Ltd., Class A	132,078
26,579	The St. Joe Co.*^	477,093
23,000	Wharf Holdings, Ltd. (The)	73,673
18,000	Wharf Real Estate Investment Co., Ltd.	127,826

		3,429,103

Road & Rail (0.6%):
63,800	ComfortDelGro Corp., Ltd.	109,905
289	CSX Corp.	18,432
21,900	East Japan Railway Co.	2,097,712
100	Kintetsu Corp.	4,080
16	Norfolk Southern Corp.	2,414
5,300	Seino Holdings Co., Ltd.	93,842
32	Union Pacific Corp.^	4,534

		2,330,919

Semiconductors & Semiconductor Equipment (0.9%):
135	Applied Materials, Inc.	6,236
6	Broadcom, Inc.	1,456
1,649	Intel Corp.	81,971
554	KLA-Tencor Corp.	56,802
40	Lam Research Corp.	6,914
824	Micron Technology, Inc.*	43,211
1,000	Nanya Technology Corp.	2,723
24	NVIDIA Corp.	5,686
46,463	QUALCOMM, Inc.	2,607,503
11,200	ROHM Co., Ltd.	938,074
72	SK Hynix, Inc.	5,520
24,000	Taiwan Semiconductor Manufacturing Co., Ltd.	170,788
84	Texas Instruments, Inc.	9,261

		3,936,145

Software (3.2%):
21	Activision Blizzard, Inc.	1,603
460	Adobe Systems, Inc.*	112,153
158	CA, Inc.	5,633
43	Check Point Software Technologies, Ltd.*	4,200
82	Dell Technologies, Inc., Class V*	6,936
9,631	Domo, Inc.*	249,780
17,481	Domo, Inc., Class B*	477,231
543	Electronic Arts, Inc.*	76,574
465	Intuit, Inc.	95,002
73,883	Microsoft Corp.	7,285,602
3,081	Oracle Corp.	135,749

Continued

7

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
100	Oracle Corp.	$8,154
6	Red Hat, Inc.*	806
125	SAP AG	14,440
53,836	Snap, Inc., Class A*^	704,713
78	Symantec Corp.	1,611
68,532	Uber Technologies, Inc.*(b)	2,741,280
73	VMware, Inc., Class A*^	10,729
149,952	Zynga, Inc.*	610,305

		12,542,501

Specialty Retail (0.3%):
5	AutoZone, Inc.*^	3,355
586	Home Depot, Inc. (The)	114,329
2,130	Lowe’s Cos., Inc.	203,564
3,757	O’Reilly Automotive, Inc.*	1,027,801
470	Ross Stores, Inc.	39,833
700	Shimamura Co., Ltd.	61,619

		1,450,501

Technology Hardware, Storage & Peripherals (2.9%):
45,494	Apple, Inc.	8,421,394
391	Hewlett Packard Enterprise Co.	5,713
523	HP, Inc.	11,867
44,967	Pure Storage, Inc., Class A*^	1,073,812
21,943	Samsung Electronics Co., Ltd.	916,332
5,719	Western Digital Corp.^	442,708

		10,871,826

Textiles, Apparel & Luxury Goods (0.3%):
25	Adidas AG	5,459
18	Compagnie Financiere Richemont SA	1,526
17,312	Luxottica Group SpA	1,116,166
21	Nike, Inc., Class C	1,673
239	PVH Corp.	35,783
1	Swatch Group AG (The), Class B	475
87	Swatch Group AG (The), Registered Shares	7,536
78	Titan Co., Ltd.	999
134	VF Corp.	10,924

		1,180,541

Thrifts & Mortgage Finance (0.3%):
43,394	Housing Development Finance Corp., Ltd.	1,207,917

Tobacco (0.7%):
28,919	Altria Group, Inc.	1,642,310
121	Imperial Tobacco Group plc, Class A	4,505
8,835	KT&G Corp.	847,307
115	Philip Morris International, Inc.	9,285

		2,503,407

Trading Companies & Distributors (0.0%):
433	United Rentals, Inc.*	63,919

Transportation Infrastructure (0.0%):
68	Aena SA	12,334
24	Atlantia SpA	709
6,000	Beijing Capital International Airport Co., Ltd.	6,310

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
3,600	Kamigumi Co., Ltd.	$74,640
26,100	Malaysia Airports Holdings Berhad	56,887
4,000	Zhejiang Expressway Co., Ltd.	3,564

		154,444

Wireless Telecommunication Services (1.3%):
35,100	Advanced Information Service plc	196,102
1,000	China Mobile, Ltd.	8,870
133,000	Far EasTone Telecommunications Co., Ltd.	343,711
88,100	Intouch Holdings Public Co., Ltd.	141,582
5,400	KDDI Corp.	147,659
161	MTN Group, Ltd.	1,266
638	SK Telecom Co., Ltd.	133,609
112,000	Taiwan Mobile Co., Ltd.	405,940
1,080,171	Vodafone Group plc	2,616,959
19,338	Vodafone Group plc, ADR^	470,107

		4,465,805

Total Common Stocks (Cost $200,099,241)		233,555,943

Preferred Stocks (0.6%):
Banks (0.1%):
13,274	Citigroup Capital XIII, Series A, 8.70%^	359,725
84,000	USB Capital IX, 3.50%(US0003M+102bps)	76,125

		435,850

Consumer Finance (0.1%):
14,582	GMAC Capital Trust I, Series 2, 8.13%	383,507

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C*(b)	361,252

Internet Software & Services (0.1%):
63,925	Lookout, Inc. Preferred Shares, Series F*(b)	533,774

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(b)	671,387

Technology Hardware, Storage & Peripherals (0.0%):
150	Samsung Electronics Co., Ltd., 2.46%	5,059

Total Preferred Stocks (Cost $2,575,576)		2,390,829

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.	—

Total Warrant (Cost $—)		—

Convertible Preferred Stocks (0.4%):
Banks (0.0%):
125	Wells Fargo & Co., Series L, Class A, 7.50%	157,433

Equity Real Estate Investment Trusts (0.1%):
5,481	Welltower, Inc., Series I, 6.50%^	325,845

Wireless Telecommunication Services (0.3%):
5,747	Mandatory Exchange Trust, 5.75%(c)	1,199,003

Total Convertible Preferred Stocks (Cost $957,313)		1,682,281

Rights (0.0%):
Banks (0.0%):
604	Intesa Sanpaolo SpA, Expires on 12/31/49*	—

Continued

8

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Rights, continued
Oil, Gas & Consumable Fuels (0.0%):
217	Repsol SA, Expires on 7/09/18*^	$123

Total Rights (Cost $—)		123

Private Placements (0.0%):
Household Durables (0.0%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(b)(d)	—
23,389	Jawbone, 0.00%*(b)	—

		—

Oil, Gas & Consumable Fuels (0.0%):
268,000	AliphCom, Inc., 12.00%, 4/1/20(b)(d)	—

Total Private Placements (Cost $3,333,000)		—

Convertible Bonds (0.4%):
Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(d)(e)	—

Oil, Gas & Consumable Fuels (0.1%):
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/18(d)	571,616

Pharmaceuticals (0.3%):
600,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(c)	749,667

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(c)	181,921

Total Convertible Bonds (Cost $1,852,142)		1,503,204

Bank Loans (0.2%):
Hotels, Restaurants & Leisure (0.1%):
453,711	Hilton Worldwide Finance LLC, 3.33%, 10/25/20	453,520

Oil, Gas & Consumable Fuels (0.1%):
111,961	Fieldwood Energy LLC, 0.00%, 4/11/22	112,017
151,147	Fieldwood Energy LLC, 0.00%, 4/11/23	145,983

		258,000

Total Bank Loans (Cost $706,386)		711,520

Corporate Bonds (1.8%):
Banks (0.3%):
124,000	Bank of America Corp., Series G, 2.37% (US0003M+66 bps), 7/21/21, Callable 7/21/20 @ 100	121,556
162,000	Bank of America Corp., 4.00%, 1/22/25, MTN	159,919
276,000	Citigroup, Inc., 2.45%, 1/10/20, Callable 12/10/19 @ 100^	272,900
646,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps), 12/29/49, Callable 3/27/20 @ 100	661,731
260,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps), 12/29/49, Callable 8/15/20 @ 100^	267,800
85,000	Santander Holdings USA, Inc., 3.70%, 3/28/22, Callable 2/28/22 @ 100	83,749

		1,567,655

Beverages (0.1%):
175,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 1/12/24, Callable 12/12/23 @ 100	173,919
285,000	Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28, Callable 1/13/28 @ 100^	284,338

		458,257

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology (0.1%):
$270,000	AbbVie, Inc., 2.90%, 11/6/22	$262,000
54,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100	51,721

		313,721

Capital Markets (0.1%):
303,000	Goldman Sachs Group, Inc. (The), Series M, 5.38% (US0003M+392 bps), 12/31/49, Callable 5/10/20 @ 100	308,302
228,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps), 7/29/49, Callable 7/15/19 @ 100	230,994

		539,296

Chemicals (0.0%):
54,000	Sherwin-Williams, 2.25%, 5/15/20	53,103

Communications Equipment (0.0%):
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	56,379

Consumer Finance (0.2%):
191,000	Ally Financial, Inc., 3.50%, 1/27/19^	190,761
200,000	American Express Co., Series C, 4.90% (US0003M+329 bps), 12/29/49, Callable 3/15/20 @ 100^	200,600
125,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	122,828
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	86,910

		601,099

Food & Staples Retailing (0.3%):
1,125,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	1,119,295

Health Care Equipment & Supplies (0.2%):
135,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	129,679
276,000	Becton, Dickinson & Co., 3.13%, 11/8/21	271,996
228,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	220,529

		622,204

Insurance (0.1%):
173,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100^	182,731
115,000	Prudential Financial, Inc., 5.62% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100	118,594

		301,325

Internet Software & Services (0.0%):
159,000	eBay, Inc., 2.75%, 1/30/23, Callable 12/30/22 @ 100	153,181

Media (0.1%):
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(c)	202,000

Continued

9

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Personal Products (0.1%):
$144,000	Edgewell Personal Care Co., 4.70%, 5/19/21^	$143,640
149,000	Edgewell Personal Care Co., 4.70%, 5/24/22^	145,648

		289,288

Pharmaceuticals (0.0%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(c)	154,162

Technology Hardware, Storage & Peripherals (0.2%):
498,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	486,296
478,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100^	461,018

		947,314

Total Corporate Bonds (Cost $7,440,343)		7,378,279

Foreign Bonds (6.5%):
Banks (0.2%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), 1/29/49, Callable 1/21/29 @ 126+	768,281

Sovereign Bond (6.3%):
1,218,000	Australian Government, 3.00%, 3/21/47+(c)	883,080
2,397,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.52%, 1/1/23+(f)	604,300
1,778,707	Bundesrepub. Deutshland, 0.13%, 8/15/26+(c)	2,055,456
5,571,000	Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/28+(c)	6,623,087
3,894,000	Canadian Government, 0.50%, 8/1/18+	2,960,714
957,000	Canadian Government, 0.75%, 3/1/21+	704,889
267,600,000	Japan Treasury Discount Bill, 0.00%, 9/10/18+	2,417,934
168,600,000	Japan Treasury Discount Bill, 0.00%, 10/1/18+	1,528,366
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+	2,471,820
27,409,300	Mexican Bonos Desarr, 8.50%, 12/13/18+(g)	1,383,062
19,300,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(g)	941,015
310,000	Republic of Argentina, 3.38%, 1/15/23+	327,600
100,000	Republic of Argentina, 5.25%, 1/15/28+	99,839
690,083	Republic of Argentina, 7.82%, 12/31/33+	802,043
27,103,100	United Mexican States, 6.50%, 6/9/22+(g)	1,309,352

		25,112,557

Total Foreign Bonds (Cost $26,234,476)		25,880,838

Yankee Dollars (1.2%):
Banks (0.2%):
614,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), 12/29/49, Callable 9/17/24 @ 100	607,363

Capital Markets (0.1%):
207,000	UBS Group AG, 4.13%, 9/24/25(c)	205,553

Diversified Telecommunication Services (0.2%):
260,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 8/3/18 @ 101.25^	258,050
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(c)	93,450
289,000	Telecom Italia SpA, 5.30%, 5/30/24(c)	285,026

		636,526

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Food Products (0.1%):
$408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(c)	$384,253

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(c)	69,000

Multi-Utilities (0.0%):
178,000	Petroleos Mexicanos, 5.98% (US0003M+365 bps), 3/11/22^	190,015

Paper & Forest Products (0.1%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(d)	685,241

Pharmaceuticals (0.1%):
271,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	266,661

Road & Rail (0.0%):
519,907	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/19/18 @ 100(d)	12,998

Sovereign Bond (0.4%):
729,000	Republic of Argentina, 7.50%, 4/22/26	672,503
527,000	Republic of Argentina, 6.88%, 1/26/27^	463,760
905,000	Republic of Argentina, 5.88%, 1/11/28^	735,312

		1,871,575

Total Yankee Dollars (Cost $6,125,937)		4,929,185

U.S. Treasury Obligations (29.0%):
U.S. Treasury Bills (10.8%)
14,000,000	1.00%, 7/5/18	13,998,063
15,000,000	1.64%, 7/19/18	14,987,693
14,000,000	1.60%, 7/26/18	13,983,877

		42,969,633

U.S. Treasury Notes (18.2%)
1,000,000	1.25%, 12/15/18(h)	996,094
820,100	1.13%, 7/31/21	783,644
9,694,100	2.63%, 2/28/23	9,655,096
12,358,600	2.75%, 4/30/23	12,370,669
9,723,100	2.75%, 5/31/23	9,735,254
20,371,700	2.88%, 5/31/25(a)	20,449,684
15,527,200	2.75%, 2/15/28(a)	15,394,370
3,320,400	2.88%, 5/15/28	3,327,015

		72,711,826

Total U.S. Treasury Obligations (Cost $115,423,869)		115,681,459

Purchased Options (0.0%):
Total Purchased Options (Cost $1,294,158)		930,028

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $91,520)		54

Purchased Interest Rate Cap (0.0%):
Total Purchased Interest Rate Cap (Cost $25,545)		36

Exchange Traded Funds (2.6%):
191,469	iShares Gold Trust(h)	2,301,457
68,336	SPDR Gold Trust(h)	8,108,067

Total Exchange Traded Funds (Cost $10,595,632)		10,409,524

Continued

10

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.6%):
$14,188,875	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(i)	$14,188,875

Total Securities Held as Collateral for Securities on Loan (Cost $14,188,875)		14,188,875

Unaffiliated Investment Company (1.0%):
3,842,898	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(h)(j)	3,842,898

Total Unaffiliated Investment Company (Cost $3,842,898)		3,842,898

Total Investment Securities (Cost $394,786,911) —105.7%(k)		423,085,076
Net other assets (liabilities) — (5.7)%		(24,094,020)

Net Assets — 100.0%		$398,991,056

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

GUKG5—UK Govt Bonds 5 Year Note Generic Bid Yield

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

US0003M—3 Month US Dollar LIBOR

USISDA05—5 Year ICE Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $13,562,572.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	All or a portion of this security has been pledged as collateral for open derivative positions.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 1.12% of the net assets of the fund.

(c)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.34% of the net assets of the fund.

(e)	Defaulted bond.

(f)	Principal amount is stated in 1,000 Brazilian Real Units.

(g)	Principal amount is stated in 100 Mexican Peso Units.

(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(j)	The rate represents the effective yield at June 30, 2018.

(k)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

11

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Argentina	0.8%
Australia	0.5%
Belgium	0.4%
Bermuda	— %^
Brazil	0.5%
Canada	1.6%
Cayman Islands	— %^
Chile	— %^
China	1.3%
Czech Republic	— %^
Denmark	— %^
European Community	— %^
Finland	— %^
France	2.4%
Germany	3.9%
Guernsey	— %^
Hong Kong	0.7%
India	1.4%
Indonesia	0.1%
Ireland (Republic of)	— %^
Israel	— %^
Italy	1.0%
Japan	9.3%
Jersey	0.1%

Country	Percentage
Liberia	— %^
Luxembourg	0.1%
Malaysia	— %^
Mexico	0.9%
Netherlands	1.4%
Norway	— %^
Panama	— %^
Poland	— %^
Portugal	0.1%
Republic of Korea (South)	0.7%
Singapore	0.2%
South Africa	— %^
Spain	0.3%
Sweden	— %^
Switzerland	1.3%
Taiwan, Province Of China	0.7%
Thailand	0.2%
Turkey	— %^
United Arab Emirates	0.5%
United Kingdom	2.4%
United States	67.2%

100.0%

^	Represents less than 0.05%.

Securities Sold Short (-0.3%):

At June 30, 2018, the Fund’s securities sold short were as follows:

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Estee Lauder Co., Inc. (The)	$(304,579)	$(287,520)	$17,059
Lyondellbasell Industries NV	(689,214)	(694,691)	(5,477)
Pernod Ricard SA	(199,683)	(194,537)	5,146
Yaskawa Electric Corp.	(196,382)	(197,477)	(1,095)

	$(1,389,858)	$(1,374,225)	$15,633

Futures Contracts

Cash of $290,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 September Futures (Euro)	9/21/18	3	$(118,791)	$2,857
NASDAQ 100 E-Mini September Futures (U.S. Dollar)	9/21/18	24	(3,392,040)	55,791
Nikkei 225 Index September Futures (Japanese Yen)	9/13/18	3	(301,152)	6,841
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	6	(816,480)	18,302

				$83,791

Continued

12

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Option Contracts

At June 30, 2018, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value
BP plc	UBS Warburg	Call	52.00	USD	6/21/19	34,666	$1,802,632	$43,151
Chevron Corp.	UBS Warburg	Call	125.00	USD	1/18/19	10,746	1,343,250	87,936
ConocoPhillips	UBS Warburg	Call	75.00	USD	6/21/19	18,108	1,358,100	89,764
EURO STOXX 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	106	363,214	9,476
EURO STOXX 50 Index	UBS Warburg	Call	134.92	EUR	6/18/21	6,489	875,496	26,709
EURO STOXX Bank Index	Societe Generale	Call	117.57	EUR	3/20/20	4,977	585,146	37,268
EURO STOXX Bank Index	Barclays Bank	Call	136.97	EUR	3/19/21	6,300	862,911	25,446
EURO STOXX Bank Index	Deutsche Bank	Call	136.56	EUR	4/16/21	5,988	817,721	25,248
EURO STOXX Bank Index	Citigroup	Call	131.88	EUR	6/17/22	8,162	1,076,405	26,807
Exxon Mobil Corp.	UBS Warburg	Call	95.00	USD	1/18/19	7,306	694,070	6,005
Occidental Petroleum Corp.	UBS Warburg	Call	75.00	USD	1/18/19	6,847	513,525	75,698
Occidental Petroleum Corp.	UBS Warburg	Call	92.50	USD	6/21/19	9,106	842,305	33,390
Royal Dutch Shell plc	UBS Warburg	Call	77.00	USD	6/21/19	19,788	1,523,676	33,796
Russell 2000 Index	Bank of America	Call	1700.00	USD	12/21/18	816	1,387,200	41,391
Russell 2000 Index	Bank of America	Call	1700.00	USD	3/15/19	1,085	1,844,500	76,161
Schlumberger, Ltd.	UBS Warburg	Call	90.00	USD	1/18/19	10,576	951,840	2,518
SPDR Gold Shares(b)	JPMorgan Chase	Call	129.00	USD	7/20/18	4,848	625,392	83
SPDR Gold Shares(b)	JPMorgan Chase	Call	130.00	USD	7/20/18	4,846	629,980	60
SPDR Gold Shares(b)	Societe Generale	Call	129.00	USD	8/17/18	16,232	2,093,928	2,037
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33	JPY	3/13/20	14,063	66,888,269	21,528
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24	JPY	9/11/20	11,381	54,813,627	18,686
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87	JPY	12/11/20	11,358	55,595,933	17,246
Suncor Energy Inc.	UBS Warburg	Call	45.00	USD	6/21/19	23,428	1,054,260	50,419
Tokyo Stock Exchange Price Index	Bank of America	Call	191.28	JPY	12/13/19	269,219	51,496,210	17,113
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	191.28	JPY	12/13/19	509,036	97,368,406	32,356
Tokyo Stock Exchange Price Index	BNP Paribas SA	Call	194.04	JPY	3/13/20	363,317	70,498,031	25,034
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	192.04	JPY	4/10/20	323,621	62,148,177	22,348
Total SA	UBS Warburg	Call	60.00	USD	1/18/19	23,303	1,398,180	82,151

Total (Cost $1,271,216)								$929,825

At June 30, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value
Apple, Inc.	Barclays Bank	Call	160.00	USD	1/18/19	2,690	$430,400	$(80,561)
BP plc	UBS Warburg	Call	59.00	USD	6/21/19	34,666	2,045,294	(14,373)
Charter Communications, Inc.	Citigroup	Call	305.00	USD	12/21/18	1,078	328,790	(25,747)
Charter Communications, Inc.	Citigroup	Call	315.00	USD	12/21/18	2,119	667,485	(42,236)
Comcast Corp.	Citigroup	Call	36.25	USD	1/18/19	11,466	415,643	(15,707)
ConocoPhillips	UBS Warburg	Call	85.00	USD	6/21/19	18,108	1,539,180	(39,990)
DowDuPont, Inc.	Barclays Bank	Call	70.00	USD	1/18/19	5,957	416,990	(17,650)
EURO STOXX 50 Index	Citigroup	Call	161.62	EUR	6/19/20	8,162	1,319,142	(5,838)
EURO STOXX Bank Index	Societe Generale	Call	159.00	EUR	3/20/20	4,977	791,343	(3,959)
Fifth Third Bancorp	Morgan Stanley	Call	34.00	USD	11/16/18	19,699	669,766	(5,463)
FleetCor Technologies, Inc.	Barclays Bank	Call	180.00	USD	1/18/19	1,321	237,780	(50,255)
Microsoft Corp.	Barclays Bank	Call	90.00	USD	1/18/19	4,767	429,030	(58,466)
Occidental Petroleum Corp.	UBS Warburg	Call	105.00	USD	6/21/19	9,106	956,130	(11,829)
Pioneer Natural Resources Co.	UBS Warburg	Call	165.00	USD	1/18/19	2,826	466,290	(97,126)
Royal Dutch Shell plc	UBS Warburg	Call	87.50	USD	6/21/19	19,788	1,731,450	(9,206)
Russell 2000 Index	Bank of America	Call	1875.00	USD	12/21/18	816	1,530,000	(5,196)
Russell 2000 Index	Bank of America	Call	1900.00	USD	3/15/19	1,085	2,061,500	(12,639)
SPDR Gold Shares(b)	Societe Generale	Call	142.00	USD	8/17/18	162	23,004	(187)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90	JPY	3/13/20	14,063	79,876,434	(6,332)
Suncor Energy Inc.	UBS Warburg	Call	50.00	USD	6/21/19	23,428	1,171,400	(23,409)

Continued

13

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value
Tokyo Stock Exchange Price Index	Bank of America	Call	221.29	JPY	12/13/19	269,219	$59,575,473	$(6,416)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	221.29	JPY	12/13/19	509,036	112,644,576	(12,133)
Tokyo Stock Exchange Price Index	BNP Paribas SA	Call	237.47	JPY	3/13/20	363,317	86,276,888	(7,404)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	233.87	JPY	4/10/20	323,621	75,685,243	(7,046)
United Continental Holdings, Inc.	Deutsche Bank	Call	75.00	USD	1/18/19	3,469	260,175	(16,175)
EURO STOXX 50 Index	Citigroup	Put	106.02	EUR	6/19/20	5,441	576,855	(97,809)
EURO STOXX 50 Index	UBS Warburg	Put	106.38	EUR	6/18/21	4,268	454,030	(101,904)
EURO STOXX Bank Index	Societe Generale	Put	100.77	EUR	3/20/20	3,318	334,355	(39,787)
EURO STOXX Bank Index	Barclays Bank	Put	110.23	EUR	3/19/21	4,201	463,076	(100,733)
EURO STOXX Bank Index	Deutsche Bank	Put	99.04	EUR	4/16/21	1,996	197,684	(33,763)
EURO STOXX Bank Index	Deutsche Bank	Put	118.81	EUR	4/16/21	1,996	237,145	(62,267)
Exxon Mobil Corp.	UBS Warburg	Put	60.00	USD	1/18/19	7,306	438,360	(2,315)
Russell 2000 Index	Bank of America	Put	1600.00	USD	12/21/18	681	1,089,600	(39,298)
S&P 500 Index	Bank of America	Put	2600.00	USD	3/15/19	624	1,622,400	(60,383)
Schlumberger, Ltd.	UBS Warburg	Put	60.00	USD	1/18/19	10,576	634,560	(21,457)
SPDR Gold Shares(b)	Societe Generale	Put	119.00	USD	8/17/18	162	19,278	(26,900)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77	JPY	3/13/20	14,063	53,900,245	(37,460)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96	JPY	9/11/20	7,587	28,989,624	(25,450)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60	JPY	12/11/20	7,573	28,675,922	(27,822)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59	JPY	12/13/19	269,219	42,157,003	(28,683)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59	JPY	12/13/19	509,036	79,709,947	(54,230)
Tokyo Stock Exchange Price Index	BNP Paribas SA	Put	155.80	JPY	3/13/20	363,317	56,604,789	(41,189)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82	JPY	4/10/20	323,621	51,073,866	(43,006)

Total (Premiums $1,119,970)								$(1,419,799)

At June 30, 2018, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
SPDR Gold Shares(b)	Call	128.00 USD	7/20/18	81	$10,368	$203

Total (Cost $22,942)						$203

At June 30, 2018, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Fixed 2.42% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	7/9/18	Goldman Sachs	1,077	USD	$54	$(91,466)

Total (Cost $91,520)						$54	$(91,466)

At June 30, 2018, the Fund’s open interest rate cap contracts purchased were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
5Y – 30Y CMS Index Cap	0.60%	Goldman Sachs	11/6/18	$8,330,000	$25,545	$36	$(25,509)

					$25,545	$36	$(25,509)

Continued

14

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Forward Currency Contracts

At June 30, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	1,765,583	Japanese Yen	192,015,999	Deutsche Bank	7/12/18	$29,588
U.S. Dollar	1,355,697	European Euro	1,145,000	UBS Warburg	7/12/18	17,478
U.S. Dollar	1,046,755	Australian Dollar	1,351,000	Deutsche Bank	7/13/18	47,112
U.S. Dollar	2,216,635	European Euro	1,872,000	Goldman Sachs	7/13/18	28,572
U.S. Dollar	1,767,233	Japanese Yen	192,001,000	BNP Paribas SA	7/19/18	30,537
U.S. Dollar	2,217,794	European Euro	1,872,000	Goldman Sachs	7/20/18	28,591
U.S. Dollar	687,863	Australian Dollar	904,000	Goldman Sachs	7/26/18	18,944
U.S. Dollar	2,294,173	European Euro	1,872,000	BNP Paribas SA	7/27/18	103,830
U.S. Dollar	2,295,980	European Euro	1,872,000	UBS Warburg	8/3/18	104,457
U.S. Dollar	441,827	European Euro	372,000	JPMorgan Chase	8/20/18	5,747
U.S. Dollar	1,004,000	Brazilian Real	3,878,854	BNP Paribas SA	9/6/18	10,149
U.S. Dollar	2,444,072	Japanese Yen	267,599,999	Barclays Bank	9/10/18	14,249
U.S. Dollar	1,531,810	Japanese Yen	168,600,000	Bank of America	10/1/18	(1,509)

						$437,745

Long Contracts:
Australian Dollar	1,351,000	U.S. Dollar	1,010,555	Deutsche Bank	7/13/18	$(10,912)
British Pound	761,000	U.S. Dollar	1,035,231	JPMorgan Chase	8/10/18	(29,192)
British Pound	760,000	U.S. Dollar	1,030,340	Barclays Bank	8/16/18	(25,349)
British Pound	789,000	U.S. Dollar	1,064,777	JPMorgan Chase	8/23/18	(21,107)
British Pound	1,324,000	U.S. Dollar	1,771,462	Deutsche Bank	9/14/18	(18,416)
British Pound	1,324,000	U.S. Dollar	1,766,912	Deutsche Bank	9/21/18	(13,336)
British Pound	1,324,000	U.S. Dollar	1,767,186	Goldman Sachs	9/28/18	(13,079)
British Pound	1,320,000	U.S. Dollar	1,762,861	JPMorgan Chase	10/5/18	(13,443)
European Euro	1,145,000	U.S. Dollar	1,421,392	UBS Warburg	7/12/18	(83,173)
European Euro	1,872,000	U.S. Dollar	2,342,209	Deutsche Bank	7/13/18	(154,146)
European Euro	1,872,000	U.S. Dollar	2,343,360	Goldman Sachs	7/20/18	(154,157)
European Euro	1,872,000	U.S. Dollar	2,345,185	BNP Paribas SA	7/27/18	(154,842)
European Euro	1,872,000	U.S. Dollar	2,346,135	UBS Warburg	8/3/18	(154,611)
European Euro	273,076	U.S. Dollar	323,601	JPMorgan Chase	8/20/18	(3,486)
Japanese Yen	192,016,000	U.S. Dollar	1,799,959	Deutsche Bank	7/12/18	(63,964)
Japanese Yen	192,001,000	U.S. Dollar	1,802,437	BNP Paribas SA	7/19/18	(65,742)
Norwegian Krone	6,357,000	U.S. Dollar	799,794	Morgan Stanley	7/27/18	(18,041)
Polish Zloty	3,525,000	U.S. Dollar	1,013,747	Goldman Sachs	8/2/18	(71,705)
South African Rand	16,642,363	U.S. Dollar	1,246,236	Barclays Bank	7/20/18	(35,453)
Swedish Krona	8,750,206	European Euro	847,000	Goldman Sachs	9/21/18	(11,726)
Swedish Krona	8,666,455	European Euro	839,000	Barclays Bank	9/28/18	(11,742)

						$(1,127,622)

Total Net Forward Currency Contracts						$(689,877)

Swap Agreements

At June 30, 2018, the Fund’s open centrally cleared credit default swap agreements (buy protection) were as follows:(c)

Description	Clearing Agent	Payment Frequency	Implied Credit Spread at June 30, 2018(d)	Expiration Date	Notional Amount(e)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 29	Bank of America	Quarterly	3.42%	12/20/22	$187,682	5.00%	$(11,648)	$(13,520)	$1,872

							$(11,648)	$(13,520)	$1,872

Continued

15

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

At June 30, 2018, the Fund’s open over-the-counter currency swap agreements were as follows:

Paid by the Fund		Received by the Fund		Notional Amount	Counterparty	Upfront Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency
0.10% JPY	Semi-annually	2.01%	Semi-annually	273,450,000 JPY	Bank of America	$—	$171,840	$171,840

						$—	$171,840	$171,840

At June 30, 2018, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund			Expiration Date	Clearing Agent		Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR		Quarterly	2.40%	Semi-annually	3/7/23		Bank of America	5,293,612	USD	$58	$(114,639)	$(114,697)
0.42%		Annually	6-Month EURIBOR	Semi-annually	3/7/23		Bank of America	4,684,846	EUR	52	(50,112)	(50,164)
0.34%		Annually	6-Month EURIBOR	Semi-annually	6/14/23		Bank of America	4,569,918	EUR	58	(21,099)	(21,157)
3-Month LIBOR		Quarterly	2.33%	Semi-annually	6/14/23		Bank of America	5,698,956	USD	63	(150,089)	(150,152)
0.37%		Annually	6-Month EURIBOR	Semi-annually	8/15/26		Bank of America	1,778,707	EUR	27	50,958	50,931
0.84%		Annually	6-Month EURIBOR	Semi-annually	2/15/28		Bank of America	3,059,000	EUR	69	—	(69)
0.84%		Annually	6-Month EURIBOR	Semi-annually	2/15/28		Bank of America	3,070,000	EUR	69	—	(69)
1.08%		Annually	6-Month EURIBOR	Semi-annually	7/25/28		Bank of America	2,156,000	EUR	45	(46,278)	(46,323)
3-Month LIBOR		Quarterly	2.73%	Semi-annually	7/25/28		Bank of America	3,072,000	USD	52	(64,686)	(64,738)

											$(395,945)	$(396,438)

At June 30, 2018, the Fund’s open over-the-counter total return swap agreements were as follows:

Reference Entity	Fixed Amount Paid (Received) by the Fund(f)		Financing Rate	Counterparty	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
EURO STOXX 50 Index Dividends December Futures	92,430	EUR	0.00%	BNP Paribas SA	12/20/19	92,430	EUR	$—	$21,439	$21,439
EURO STOXX 50 Index Dividends December Futures	131,430	EUR	0.00%	BNP Paribas SA	12/20/19	131,430	EUR	—	33,396	33,396
EURO STOXX 50 Index Dividends December Futures	122,040	EUR	0.00%	BNP Paribas SA	12/20/19	122,040	EUR	—	29,987	29,987
EURO STOXX 50 Index Dividends December Futures	51,650	EUR	0.00%	BNP Paribas SA	12/17/20	51,650	EUR	—	10,685	10,685
EURO STOXX 50 Index Dividends December Futures	28,920	EUR	0.00%	BNP Paribas SA	12/18/20	28,920	EUR	—	9,984	9,984
EURO STOXX 50 Index Dividends December Futures	28,860	EUR	0.00%	BNP Paribas SA	12/18/20	28,860	EUR	—	10,054	10,054
EURO STOXX 50 Index Dividends December Futures	67,410	EUR	0.00%	BNP Paribas SA	12/18/20	67,410	EUR	—	23,377	23,377
EURO STOXX 50 Index Dividends December Futures	29,100	EUR	0.00%	BNP Paribas SA	12/18/20	29,100	EUR	—	9,774	9,774
EURO STOXX 50 Index Dividends December Futures	28,800	EUR	0.00%	BNP Paribas SA	12/18/20	28,800	EUR	—	10,124	10,124
EURO STOXX 50 Index Dividends December Futures	106,700	EUR	0.00%	BNP Paribas SA	12/18/20	106,700	EUR	—	35,837	35,837
EURO STOXX 50 Index Dividends December Futures	106,900	EUR	0.00%	BNP Paribas SA	12/18/20	106,900	EUR	—	21,019	21,019
EURO STOXX 50 Index Dividends December Futures	36,240	EUR	0.00%	BNP Paribas SA	12/17/21	36,240	EUR	—	280	280
EURO STOXX 50 Index Dividends December Futures	56,450	EUR	0.00%	BNP Paribas SA	12/17/21	56,450	EUR	—	5,079	5,079
EURO STOXX 50 Index Dividends December Futures	53,400	EUR	0.00%	BNP Paribas SA	12/17/21	53,400	EUR	—	8,641	8,641
EURO STOXX 50 Index Dividends December Futures	59,750	EUR	0.00%	BNP Paribas SA	12/17/21	59,750	EUR	—	1,226	1,226
EURO STOXX 50 Index Dividends December Futures	55,400	EUR	0.00%	BNP Paribas SA	12/16/22	55,400	EUR	—	4,321	4,321
EURO STOXX 50 Index Dividends December Futures	126,610	EUR	0.00%	BNP Paribas SA	12/16/22	126,610	EUR	—	3,982	3,982
EURO STOXX 50 Index Dividends December Futures	32,850	EUR	0.00%	BNP Paribas SA	12/16/22	32,850	EUR	—	3,048	3,048
EURO STOXX 50 Index Dividends December Futures	54,450	EUR	0.00%	BNP Paribas SA	12/21/22	54,450	EUR	—	5,430	5,430
EURO STOXX 50 Index Dividends December Futures	80,745	EUR	0.00%	BNP Paribas SA	12/15/23	80,745	EUR	—	(123	(123)
EURO STOXX 50 Index Dividends December Futures	79,520	EUR	0.00%	BNP Paribas SA	12/15/23	79,520	EUR	—	1,308	1,308
NIKKEI 225 Dividend Index E-Mini March Futures	3,880,000	JPY	0.00%	BNP Paribas SA	3/31/21	3,880,000	JPY	—	6,197	6,197
NIKKEI 225 Dividend Index E-Mini March Futures	15,520,000	JPY	0.00%	BNP Paribas SA	3/31/21	15,520,000	JPY	—	24,788	24,788
NIKKEI 225 Dividend Index E-Mini March Futures	3,855,000	JPY	0.00%	BNP Paribas SA	3/31/21	3,855,000	JPY	—	6,423	6,423
NIKKEI 225 Dividend Index E-Mini March Futures	4,215,000	JPY	0.00%	BNP Paribas SA	3/31/21	4,215,000	JPY	—	3,171	3,171
NIKKEI 225 Dividend Index E-Mini March Futures	7,655,000	JPY	0.00%	BNP Paribas SA	3/31/21	7,655,000	JPY	—	13,342	13,342
NIKKEI 225 Dividend Index E-Mini March Futures	7,950,000	JPY	0.00%	BNP Paribas SA	3/31/22	7,950,000	JPY	—	11,707	11,707
NIKKEI 225 Dividend Index E-Mini March Futures	7,970,000	JPY	0.00%	BNP Paribas SA	3/31/22	7,970,000	JPY	—	11,527	11,527

Continued

16

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Reference Entity	Fixed Amount Paid (Received) by the Fund(f)		Financing Rate	Counterparty	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
NIKKEI 225 Dividend Index E-Mini March Futures	4,260,000	JPY	0.00%	BNP Paribas SA	3/31/22	4,260,000	JPY	—	$3,279	$3,279
NIKKEI 225 Dividend Index E-Mini March Futures	15,720,000	JPY	0.00%	BNP Paribas SA	3/31/22	15,720,000	JPY	—	25,040	25,040
NIKKEI 225 Dividend Index E-Mini March Futures	4,230,000	JPY	0.00%	BNP Paribas SA	3/31/23	4,230,000	JPY	—	3,803	3,803
NIKKEI 225 Dividend Index E-Mini April Futures	4,280,000	JPY	0.00%	JPMorgan Chase	4/3/23	4,280,000	JPY	—	3,351	3,351
S&P 500 Index Dividends December Futures	257,125	USD	0.00%	BNP Paribas SA	12/21/18	257,125	USD	—	39,600	39,600
S&P 500 Index Dividends December Futures	107,944	USD	0.00%	Goldman Sachs	12/18/20	107,944	USD	—	25,031	25,031
S&P 500 Index Dividends December Futures	133,513	USD	0.00%	BNP Paribas SA	12/17/21	133,513	USD	—	34,925	34,925

										$461,052

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(c)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

(e)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

(f)	At termination date, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Options Written, Forward Currency Contracts and Swap Agreements

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options written	$—	$—	$—	$—	$(1,419,799)
Forward currency contracts	—	—	439,254	(1,129,131)	—
Centrally cleared swap agreements(a)	493	(13,520)	52,803	(447,369)	—
Over-the-counter swap agreements	—	—	633,015	(123)	—

(a)

Includes cumulative cumulative unrealized appreciation (depreciation) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for centrally cleared swap agreements is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

See accompanying notes to the consolidated financial statements.

17

AZL BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2018

Assets:
Investment securities, at cost	$394,786,911

Investment securities, at value*	$423,085,076
Cash	9,148
Segregated cash for collateral	693,430
Deposits with brokers for securities sold short	1,258,163
Interest and dividends receivable	1,037,516
Foreign currency, at value (cost $167,371)	170,509
Unrealized appreciation on forward currency contracts	439,254
Unrealized appreciation on swap agreements	633,015
Receivable for investments sold	1,371,565
Receivable for variation margin on swap agreements	6,027
Receivable for variation margin on futures contracts	2,053
Reclaims receivable	277,586
Prepaid expenses	2,392

Total Assets	428,985,734

Liabilities:
Cash received as collateral for derivatives	960,000
Written options (Proceeds received $1,119,970)	1,419,799
Unrealized depreciation on swap agreements	123
Unrealized depreciation on forward currency contracts	1,129,131
Payable for investments purchased	10,473,274
Payable for collateral received on loaned securities	14,188,875
Securities sold short (Proceeds received $1,389,858)	1,374,225
Payable for variation margin on futures contracts	7,064
Payable for variation margin on swap agreements	16,573
Interest payable on securities sold short	579
Accrued foreign taxes	27,049
Manager fees payable	248,861
Administration fees payable	10,635
Distribution fees payable	82,954
Custodian fees payable	27,302
Administrative and compliance services fees payable	15,993
Transfer agent fees payable	814
Trustee fees payable	4,023
Other accrued liabilities	7,404

Total Liabilities	29,994,678

Net Assets	$398,991,056

Net Assets Consist of:
Capital	$345,323,978
Accumulated net investment income/(loss)	2,661,726
Accumulated net realized gains/(losses) from investment transactions	23,433,415
Net unrealized appreciation/(depreciation) on investments	27,571,937

Net Assets	$398,991,056

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,752,837
Net Asset Value (offering and redemption price per share)	$12.18

* Includes securities on loan of $13,562,572.

Consolidated Statement of Operations

For the Period Ended June 30, 2018

Investment Income:
Dividends	$2,949,836
Interest	1,925,515
Income from securities lending	38,637
Foreign withholding tax	(186,441)

Total Investment Income	4,727,547

Expenses:
Manager fees	1,530,146
Administration fees	98,210
Distribution fees — Class 2	510,049
Custodian fees	122,027
Administrative and compliance services fees	4,112
Trustee fees	13,443
Transfer agency fees	3,672
Professional fees	13,611
Shareholder reports	2,863
Dividends on securities sold short	7,427
Other expenses	41,050

Total expenses	2,346,610

Net Investment Income/(Loss)	2,380,937

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	9,370,827
Net realized gains/(losses) on futures contracts	(993,766)
Net realized gains/(losses) on written options contracts	1,722,760
Net realized gains (losses) on securities transactions sold short	(2,678)
Net realized gains/(losses) on swap agreements	232,501
Net realized gains/(losses) on forward currency contracts	115,809
Change in net unrealized appreciation/depreciation on securities transactions	(17,092,862)
Change in net unrealized appreciation/depreciation on futures contracts	108,004
Change in net unrealized appreciation/depreciation on written option contracts	(761,281)
Change in net unrealized appreciation/depreciation on securities transactions sold short	15,633
Change in net unrealized appreciation/depreciation on swap agreements	(839,388)
Change in net unrealized appreciation/depreciation on forward currency contracts	(944,889)
Change in accrued foreign tax liability	18,785

Net Realized/Unrealized Gains/(Losses) on Investments	(9,050,545)

Change in Net Assets Resulting From Operations	$(6,669,608)

See accompanying notes to the consolidated financial statements.

18

AZL BlackRock Global Allocation Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended June 30, 2018	For the Year Ended December 31, 2017
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,380,937	$3,740,221
Net realized gains/(losses) on investment transactions	10,445,453	17,889,573
Change in unrealized appreciation/depreciation on investments	(19,495,998)	29,429,868

Change in net assets resulting from operations	(6,669,608))	51,059,662

Distributions to Shareholders:
From net investment income	—	(7,349,577)

Change in net assets resulting from distributions to shareholders	—	(7,349,577)

Capital Transactions:
Proceeds from shares issued	265,551	215,077
Proceeds from dividends reinvested	—	7,349,577
Value of shares redeemed	(12,270,874)	(43,709,966)

Change in net assets resulting from capital transactions	(12,005,323)	(36,145,312)

Change in net assets	(18,674,931)	7,564,773
Net Assets:
Beginning of period	417,665,987	410,101,214

End of period	$398,991,056	$417,665,987

Accumulated net investment income/(loss)	$2,661,726	$280,789

Share Transactions:
Shares issued	21,001	17,936
Dividends reinvested	—	608,409
Shares redeemed	(974,202)	(3,675,557)

Change in shares	(953,201)	(3,049,212)

See accompanying notes to the consolidated financial statements.

19

AZL BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.39	$11.16	$10.99	$11.97	$12.05		$10.58

Investment Activities:
Net Investment Income/(Loss)	0.07	0.12	0.20	0.10	0.12		0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(0.28)	1.33	0.27	(0.27)	0.12		1.42

Total from Investment Activities	(0.21)	1.45	0.47	(0.17)	0.24		1.49

Dividends to Shareholders From:
Net Investment Income	—	(0.22)	(0.02)	(0.28)	(0.08)		—	(a)
Net Realized Gains	—	—	(0.28)	(0.53)	(0.24)		(0.02)

Total Dividends	—	(0.22)	(0.30)	(0.81)	(0.32)		(0.02)

Net Asset Value, End of Period	$12.18	$12.39	$11.16	$10.99	$11.97		$11.97

Total Return(b)	(1.69)%	13.00%	4.35%	(1.41)%	1.78%		14.11%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$398,991	$417,666	$410,101	$789,320	$777,743		$646,689
Net Investment Income/(Loss)(c)	1.17%	0.90%	1.10%	0.84%	1.14%		0.72%
Expenses Before Reductions(c)(d)	1.15%	1.17%	1.12%	1.11%	1.11%		1.14%
Expenses Net of Reductions(c)	1.15%	1.17%	1.12%	1.11%	1.11%		1.14%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly	1.15%	1.17%	1.12%	1.11%	1.11	%(e)	1.14	%(e)
Portfolio Turnover Rate(f)	68%	115%	140%	82%	74%		50%

(a)	Less than $0.005.

(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(f)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period. Not annualized for periods less than one year.

See accompanying notes to the consolidated financial statements.

20

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Global Allocation Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. The Fund is a wholly-owned and controlled subsidiary of AZL MVP BlackRock Global Strategy Plus Fund, which is affiliated with the Investment Adviser.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. As of June 30, 2018, the Fund’s aggregate investment in the Subsidiary was $11,382,046, representing 2.85% of the Fund’s net assets. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments, or from other assets and liabilities, from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sells a borrowed security and

21

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

has a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engages in a short sale, the Funds records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Consolidated Schedule of Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $17 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,799 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

The fund had securities lending transactions of $14,188,875 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2018, no collateral had been posted by the Fund to counterparties for TBAs.

22

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2018, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2018, the monthly average notional amount for long contracts was $28.5 million and the monthly average notional amount for short contracts was $13.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Consolidated Statement of Operations.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2018, the monthly average notional amount for long contracts was $1.3 million and the monthly average notional amount for short contracts was $6.6 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2018, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

For the period ended June 30, 2018, the monthly average notional amount for written options contracts was $0.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

23

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2018, the Fund entered into OTC interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The monthly average gross notional amount for interest rate swaps was $27.3 million for the period ended June 30, 2018.

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate. The monthly average gross notional amount for currency swaps was $3.2 million for the period ended June 30, 2018.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The monthly average gross notional amount for total return swaps was $5.0 million for the period ended June 30, 2018.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of June 30, 2018, the Fund entered into centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The monthly average gross notional amount for credit default swaps was $0.4 million for the period ended June 30, 2018.

Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset. The monthly average gross notional amount for variance swaps was $1.4 million for the period ended June 30, 2018.

24

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$83,791	Payable for variation margin on futures contracts*	$—

Written Options Contracts			Written options contracts	1,419,799

Total Return Swap Agreements	Unrealized appreciation on swap agreements	461,175	Unrealized depreciation on swap agreements	123

Credit Risk

Centrally Cleared Credit Default Swap Agreements	Unrealized appreciation on swap agreements*	1,872	Unrealized depreciation on swap agreements*	—

Interest Rate Risk

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements*	50,931	Unrealized depreciation on swap agreements*	447,369

Foreign Exchange Risk

Currency Swap Agreements	Unrealized appreciation on swap agreements	171,840	Unrealized depreciation on swap agreements	—

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	439,254	Unrealized depreciation on forward currency contracts	1,129,131

*

Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these centrally cleared swap agreements are reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Futures Contracts	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Written Options Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts
Equity Risk	$(993,766)	$260,130	$1,742,483	$—
Credit Risk	—	(27,629)	—	—
Interest Rate Risk	—	—	(193,679)	—
Foreign Exchange Rate Risk	—	—	173,956	115,809

	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Change in Net Unrealized Appreciation/Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/Depreciation on Written Option Contracts	Change in Net Unrealized Appreciation/Depreciation on Forward Currency Contracts
Equity Risk	$108,004	$(359,468)	$(551,796)	$—
Credit Risk	—	24,805	—	—
Interest Rate Risk	—	(476,142)	(117,077)	—
Foreign Exchange Rate Risk	—	(28,583)	(92,408)	(944,889)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2018. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018. As of June 30, 2018, the Fund’s derivative assets and liabilities by type are as follows:

25

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,053	$7,064
Written option contracts	—	1,419,799
Forward currency contracts	439,254	1,129,131
Swap agreements	639,042	16,696

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	1,080,349	2,572,690
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(8,080)	(23,637)

Total assets and liabilities subject to a MNA	$1,072,269	$2,549,053

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2018:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$171,840	$(154,125)	$—	$(17,715)	$—
Barclays Bank	14,249	(14,249)	—	—	—
BNP Paribas SA	577,309	(269,301)	—	(308,008)	—
Deutsche Bank	76,700	(76,700)	—	—	—
Goldman Sachs	101,138	(101,138)	—	—	—
JPMorgan Chase	9,098	(9,098)	—	—	—
UBS Warburg	121,935	(121,935)	—	—	—

Total	$1,072,269	$(746,546)	$—	$(352,723)	$—

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2018:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$154,125	$(154,125)	$—	$—	$—
Barclays Bank	380,207	(14,249)	—	—	365,958
BNP Paribas SA	269,301	(269,301)	—	—	—
Citigroup	187,336	—	—	—	187,336
Deutsche Bank	372,979	(76,700)	—	—	296,279
Goldman Sachs	250,667	(101,138)	—	—	149,529
JPMorgan Chase	67,228	(9,098)	—	—	58,130
Morgan Stanley	236,984	—	—	—	236,984
Societe Generale	70,834	—	—	—	70,834
UBS Warburg	559,392	(121,935)	—	—	437,457

Total	$2,549,053	$(746,546)	$—	$—	$1,802,507

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL BlackRock Global Allocation Fund	0.75%	1.19%

26

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.047% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $1,880 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

27

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Bank Loans	$—	$711,520	$—	$—	$711,520
Common Stocks
Aerospace & Defense	412,386	3,416,692	—	—	3,829,078
Air Freight & Logistics	—	6,334	—	—	6,334
Airlines	2,941,807	1,771,570	—	—	4,713,377
Auto Components	58,530	4,475,880	—	—	4,534,410
Automobiles	7,590	4,575,245	—	—	4,582,835
Banks	9,602,429	6,027,397	—	—	15,629,826
Beverages	242,632	1,679,249	—	—	1,921,881
Building Products	155,984	707,907	—	—	863,891
Capital Markets	5,012,746	2,109,560	—	—	7,122,306
Chemicals	6,299,630	6,668,451	—	—	12,968,081
Communications Equipment	17,513	10,492	—	—	28,005
Construction & Engineering	—	1,010,759	—	—	1,010,759
Construction Materials	9,766	138,725	—	—	148,491
Distributors	—	70,780	—	—	70,780
Diversified Financial Services	180,677	171,864	—	—	352,541
Diversified Telecommunication Services	127,035	3,521,530	—	—	3,648,565
Electric Utilities	2,132,902	1,462,557	—	—	3,595,459
Electrical Equipment	26,898	2,129,525	—	—	2,156,423
Electronic Equipment, Instruments & Components	6,465	2,943,359	—	—	2,949,824
Equity Real Estate Investment Trusts	113,521	1,470,236	—	—	1,583,757
Food & Staples Retailing	2,969,179	139,937	—	—	3,109,116
Food Products	136,613	6,451,086	—	—	6,587,699
Gas Utilities	—	1,371,412	—	—	1,371,412
Health Care Equipment & Supplies	484,691	1,415,832	—	—	1,900,523
Health Care Providers & Services	7,593,635	5,393,463	—	—	12,987,098
Hotels, Restaurants & Leisure	1,885,464	1,499,740	—	—	3,385,204
Household Durables	1,948,571	262,923	—	—	2,211,494
Household Products	2,429,486	17,372	—	—	2,446,858
Independent Power & Renewable Electricity Producers	825,538	3,506	—	—	829,044
Industrial Conglomerates	659,554	3,663,184	—	—	4,322,738
Insurance	2,480,115	1,625,754	—	—	4,105,869
Internet & Direct Marketing Retail	4,523,394	4,727	—	—	4,528,121
Internet Software & Services	14,391,265	4,431,575	1,109	—	18,823,949
IT Services	4,068,882	10,746	—	—	4,079,628
Machinery	61,626	803,117	—	—	864,743
Media	10,225,950	1,064,791	—	—	11,290,741
Metals & Mining	13,589	479,028	—	—	492,617
Multi-Utilities	845,745	6,519	—	—	852,264
Oil, Gas & Consumable Fuels	13,281,706	4,456,130	161,550	—	17,899,386
Personal Products	940,826	10,606	—	—	951,432

28

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total

Pharmaceuticals	$5,047,874	$4,726,646	$—		$—	$9,774,520
Professional Services	—	3,896	—		—	3,896
Real Estate Management & Development	477,093	2,952,010	—		—	3,429,103
Road & Rail	25,380	2,305,539	—		—	2,330,919
Semiconductors & Semiconductor Equipment	2,819,040	1,117,105	—		—	3,936,145
Software	9,528,847	272,374	2,741,280		—	12,542,501
Specialty Retail	1,388,882	61,619	—		—	1,450,501
Technology Hardware, Storage & Peripherals	9,955,494	916,332	—		—	10,871,826
Textiles, Apparel & Luxury Goods	48,380	1,132,161	—		—	1,180,541
Thrifts & Mortgage Finance	—	1,207,917	—		—	1,207,917
Tobacco	1,651,595	851,812	—		—	2,503,407
Transportation Infrastructure	—	154,444	—		—	154,444
Wireless Telecommunication Services	470,107	3,995,698	—		—	4,465,805
Other Common Stocks+	4,947,859	—	—		—	4,947,859
Convertible Bonds	—	1,503,204	—		—	1,503,204
Convertible Preferred Stocks
Banks	157,433	—	—		—	157,433
Equity Real Estate Investment Trusts	325,845	—	—		—	325,845
Wireless Telecommunication Services	—	1,199,003	—		—	1,199,003
Corporate Bonds+	—	7,378,279	—		—	7,378,279
Foreign Bonds+	—	25,880,838	—		—	25,880,838
Preferred Stocks
Banks	359,725	76,125	—		—	435,850
Consumer Finance	383,507	—	—		—	383,507
Health Care Providers & Services	—	—	361,252		—	361,252
Internet Software & Services	—	—	533,774		—	533,774
Software	—	—	671,387		—	671,387
Technology Hardware, Storage & Peripherals	—	5,059	—		—	5,059
Private Placements	—	—	—	#	—	—
Rights	123	— #	—		—	123
U.S. Treasury Obligations	—	115,681,459	—		—	115,681,459
Warrant	—	— #	—		—	—
Yankee Dollars+	—	4,929,185	—		—	4,929,185
Exchange Traded Fund	10,409,524	—	—		—	10,409,524
Securities Held as Collateral for Securities on Loan	—	—	—		14,188,875	14,188,875
Unaffiliated Investment Company	3,842,898	—	—		—	3,842,898
Purchased Options	203	929,825	—		—	930,028
Purchased Swaptions	—	54	—		—	54
Purchased Interest Rate Cap	—	36	—		—	36

Total Investment Securities	148,954,149	255,471,700	4,470,352		14,188,875	423,085,076

Securities Sold Short	(982,211)	(392,014)	—		—	(1,374,225)
Other Financial Instruments:*
Futures Contracts	83,791	—	—		—	83,791
Written Options	—	(1,419,799)	—		—	(1,419,799)
Forward Currency Contracts	—	(689,877)	—		—	(689,877)
Centrally Cleared Credit Default Swaps	—	1,872	—		—	1,872
Over-the-Counter Currency Swaps	—	171,840	—		—	171,840
Centrally Cleared Interest Rate Swaps	—	(396,438)	—		—	(396,438)
Over-the-Counter Total Return Swaps	—	461,052	—		—	461,052

Total Investments	$148,055,729	$253,208,336	$4,470,352		$14,188,875	$419,923,292

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2018.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment except futures contracts and centrally cleared interest rate swaps which are presented at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

29

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$257,421,692	$278,192,222

For the period ended June 30, 2018, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$167,007,494	$155,222,439

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2018 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$735,000	$3,065,000	$—	—%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/18	5/8/13	650,390	631,620	571,616	0.14%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/19/18 @ 100.00	12/22/14	312,032	519,907	12,998	—%
AliphCom, Inc., 12.00%, 4/1/20	11/11/15	268,000	268,000	—	—%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	—%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	7/20/16	2,106,000	1,018,000	685,241	0.17%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

30

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2018 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $397,251,083. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$38,090,050
Unrealized (depreciation)	(14,824,782)

Net unrealized appreciation/(depreciation)	$23,265,268

Capital loss carry forwards (“CLCFs”) subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires. During the year ended December 31, 2017 the Fund utilized $296,869 in CLCFs to offset capital gains.

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Global Allocation Fund	$7,349,577	$—	$7,349,577

(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Global Allocation Fund	$6,241,608	$12,201,058	$—	$42,174,100	$60,616,766

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and straddles.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2018.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements

31

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

32

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® DFA Emerging Markets Core Equity Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 21

Statement of Operations Page 21

Statements of Changes in Net Assets Page 22

Financial Highlights Page 23

Notes to the Financial Statements Page 24

Other Information Page 30

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Emerging Markets Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Emerging Markets Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA Emerging Markets Core Equity Fund	$1,000.00	$910.90	$7.11	1.50%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA Emerging Markets Core Equity Fund	$1,000.00	$1,017.35	$7.50	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	24.5%
Financials	17.2
Materials	11.0
Consumer Discretionary	10.1
Industrials	8.3
Consumer Staples	8.1
Energy	6.2
Telecommunication Services	4.1
Utilities	3.7
Real Estate	3.3
Health Care	2.8

Total Common Stocks and Preferred Stocks	99.3
Right	— ^
Securities Held as Collateral for Securities on Loan	1.6
Money Market	0.2

Total Investment Securities	101.1
Net other assets (liabilities)	(1.1)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value

Common Stocks (99.1%):
Aerospace & Defense (0.2%):
10,000	Aerospace Industrial Development Corp.	$10,396
1,236	Aselsan Elektronik Sanayi Ve Ticaret AS	6,227
20,000	AviChina Industry & Technology Co., Ltd.	11,868
10,593	Bharat Electronics, Ltd.	16,784
2,973	Embraer SA, ADR	74,028
650	Korea Aerospace Industries, Ltd.*	23,999
174	S&T Dynamics Co., Ltd.*	1,081
538	Samsung Techwin Co., Ltd.*	11,308

		155,691

Air Freight & Logistics (0.1%):
39	Blue Dart Express, Ltd.	2,083
513	Hanjin Transportation Co., Ltd.	9,800
247	Hyundai Glovis Co., Ltd.	25,566
26,000	Sinotrans, Ltd.	13,651

		51,100

Airlines (0.4%):
20,000	Air China, Ltd.	19,156
34,900	AirAsia Berhad	25,849
3,987	Asiana Airlines, Inc.*	14,798
39,400	Bangkok Airways Public Co., Ltd.	13,567
15,130	Cebu Air, Inc.	19,647
70,000	China Airlines, Ltd.*	21,883
26,000	China Eastern Airlines Corp., Ltd., Class H	17,450
18,000	China Southern Airlines Co., Ltd., Class H	14,030
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	7,237
49,749	Eva Airways Corp.	24,058
3,400	Gol Linhas Aereas Inteligentes SA*	9,125
472	Hanjin Kal Corp.	7,148
497	Jeju Air Co., Ltd.	18,733
1,305	Korean Air Lines Co., Ltd.	33,050
2,603	Latam Airlines Group SA, ADR^	25,744
2,481	Pegasus Hava Tasimaciligi As*	13,296
37,400	Thai Airways International Public Co., Ltd.*	14,217
16,783	Turk Hava Yollari Anonim Ortakligi*	49,455

		348,443

Auto Components (1.4%):
6,000	Actron Technology Corp.	21,416
6,717	Apollo Tyres, Ltd.	24,879
1,676	Asahi India Glass, Ltd.	8,147
2,736	Balkrishna Industries, Ltd.	41,537
4,296	Bharat Forge, Ltd.	38,392
50	Bosch, Ltd.	12,769
855	Ceat, Ltd.	15,692
22,000	Chaowei Power Holdings, Ltd.	11,156
28,000	Cheng Shin Rubber Industry Co., Ltd.	42,090
1,100	Cub Elecparts, Inc.	14,030
5,000	Depo Auto Parts Industries Co., Ltd.	13,201
6,474	Exide Industries, Ltd.	24,386
367	Global & Yuasa Battery Co., Ltd.	10,403
1,065	Hankook Tire Co., Ltd.	40,147

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
5,319	Hota Industrial Manufacturing Co., Ltd.	$25,784
3,000	Hu Lane Associate, Inc.	13,620
403	Hyundai Mobis Co., Ltd.	76,582
434	Hyundai Wia Corp.	15,857
13,923	Kenda Rubber Industrial Co., Ltd.	15,346
3,107	Kumho Tire Co., Inc.*	17,579
1,500	Mahle-Metal Leve SA	9,906
133	Mando Corp.	5,254
630	Mando Corp.	21,666
4,946	Metair Investments, Ltd.	5,596
8,000	Minth Group, Ltd.	33,517
9,355	Motherson Sumi Systems, Ltd.	38,819
33	Mrf, Ltd.	36,063
13,000	Nan Kang Rubber Tire Co., Ltd.	11,447
446	Nexen Tire Corp.	4,102
15,000	Nexteer Automotive Group, Ltd.	22,047
5,900	Rassini, S.A.B. de C.V., Class A	10,694
352	S&T Motiv Co., Ltd.	10,419
737	SL Corp.	11,980
21,840	Sri Trang Agro-Industry Public Co., Ltd.*	6,552
115	Sundaram-Clayton, Ltd.	7,319
1,176	Sundram Fasteners, Ltd.	10,722
2,204	Sungwoo Hitech Co., Ltd.	8,541
15,900	Tenedora Nemak SA de C.V.(a)	10,931
1,581	TI Financial Holdings, Ltd.	14,165
24,000	Tianneng Power International, Ltd.	37,313
10,000	Tong Yang Industry Co., Ltd.	15,392
1,581	Tube Investments of India, Ltd.	5,331
2,000	Tung Thih Electronic Co., Ltd.	6,945
11,000	TYC Brother Industrial Co., Ltd.	11,572
26	WABCO India, Ltd.	2,663

		841,969

Automobiles (1.6%):
19,500	Baic Motor Corp., Ltd.(a)	18,567
829	Bajaj Auto, Ltd.	33,987
12,000	Brilliance China Automotive Holdings, Ltd.	21,583
4,000	BYD Co., Ltd., Class H^	24,141
14,000	China Motor Corp.	13,015
32,000	Dongfeng Motor Corp., Series H	33,791
10,700	DRB-HICOM Berhad	5,162
1,334	Ford Otomotiv Sanayi AS	17,782
49,000	Geely Automobile Holdings, Ltd.	125,753
28,500	Great Wall Motor Co.	21,693
14,000	Guangzhou Automobile Group Co., Ltd.	13,590
530	Hero MotoCorp, Ltd.	26,855
814	Hyundai Motor Co.	91,592
2,964	Kia Motors Corp.	81,988
4,589	Mahindra & Mahindra, Ltd., GDR	59,788
905	Maruti Suzuki India, Ltd.	116,502
10,600	Oriental Holdings BHD	16,108
172,400	PT Astra International Tbk	79,247
10,000	Sanyang Industry Co., Ltd.	7,165

Continued

2

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
22,088	Tata Motors, Ltd.*	$86,682
2,816	Tvs Motor Co., Ltd.	22,717
8,400	UMW Holdings Berhad	12,411
18,000	Yulon Motor Co., Ltd.	12,452

		942,571

Banks (10.9%):
128,000	Agricultural Bank of China, Ltd.	59,449
5,046	Akbank T.A.S.	8,240
1,674	Alior Bank SA*	29,714
28,700	Alliance Financial Group Berhad	28,674
21,400	AMMB Holdings Berhad	19,851
1,660	Axis Bank, Ltd., GDR	61,498
4,041	Banco ABC Brasil SA	15,570
6,660	Banco Bradesco SA	41,592
25,925	Banco Bradesco SA, ADR	177,845
1,382	Banco Davivienda SA	17,456
570	Banco de Credito e Inversiones	37,964
3,400	Banco do Brasil SA	24,963
5,800	Banco do Esrado do Rio Grande do Sul SA, Class B	22,033
1,391	Banco Santander Brasil SA	10,500
1,433	Banco Santander Chile, ADR	45,039
2,961	Banco Santander Mexico, ADR	19,809
790	Bancolombia SA, ADR	37,746
11,490	Bank Millennium SA*	24,600
8,715	Bank of Baroda*	14,310
228,000	Bank of China, Ltd.	112,350
32,000	Bank of Communications Co., Ltd., Class H	24,392
3,927	Bank of the Philippine Islands	6,511
502	Bank Pekao SA	15,094
341	Bank Zachodni WBK SA	30,294
11,751	Barclays Africa Group, Ltd.	136,983
8,638	BDO Unibank, Inc.	20,273
5,251	BNK Financial Group, Inc.	44,015
2,317	Canara Bank, Ltd.	8,494
384	Capitec Bank Holdings, Ltd.	24,293
54,781	Chang Hwa Commercial Bank	31,830
16,100	China Banking Corp.	10,140
34,000	China Citic Bank Co., Ltd.	21,139
319,000	China Construction Bank	292,522
94,000	China Development Financial Holding Corp.	34,357
16,500	China Merchants Bank Co., Ltd.*	60,330
36,600	China Minsheng Banking Corp., Ltd.	26,027
159,944	Chinatrust Financial Holding Co., Ltd.	115,081
32,000	Chongqing Rural Commercial Bank Co., Ltd.	18,994
18,811	CIMB Group Holdings Berhad	25,396
368,300	CIMB Thai Bank PCL*	9,445
4,293	City Union Bank, Ltd.	11,575
10,079	Commercial International Bank Egypt SAE, GDR	49,825
1,120	Credicorp, Ltd.	252,134
8,352	Dcb Bank, Ltd.	20,043
2,129	DGB Financial Group, Inc.	19,563
67,782	E.Sun Financial Holding Co., Ltd.	47,230

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,000	EnTie Commercial Bank	$4,103
80,262	Far Eastern International Bank	26,587
25,419	Federal Bank, Ltd.	30,336
83,346	First Financial Holdings Co., Ltd.	56,309
2,676	Grupo Aval Acciones y Valores SA, ADR	22,184
1,028	Grupo Elektra, SAB de C.V.	28,020
13,480	Grupo Financiero Banorte SAB de C.V.	79,282
11,195	Grupo Financiero Inbursa SAB de C.V., Class O	15,731
5,152	Grupo Financiero Interacciones SAB de C.V.*	24,728
44,282	Grupo Security SA	20,277
2,580	Hana Financial Holdings Group, Inc.	99,077
3,884	Hong Leong Bank Berhad	17,479
6,680	Hong Leong Financial Group Berhad	29,741
45,396	Hua Nan Financial Holdings Co., Ltd.	26,422
11,167	ICICI Bank, Ltd.	44,920
14,310	IDFC Bank, Ltd.	8,108
2,401	Indian Bank	12,029
1,203	IndusInd Bank, Ltd.	33,895
298,000	Industrial & Commercial Bank of China	221,378
3,544	Industrial Bank of Korea (IBK)	48,925
412	ING Bank Slaski SA	19,694
2,289	Itau Corpbanca, ADR^	33,992
39,597	Itau Unibanco Banco Multiplo SA, ADR	411,016
3,960	Itau Unibanco Holding SA	36,503
4,150	JB Financial Group Co., Ltd.	20,726
9,906	Karnataka Bank, Ltd.	15,842
7,639	Karur Vysya Bank, Ltd.	11,530
8,400	Kasikornbank Public Co., Ltd.	49,100
1,280	KB Financial Group, Inc., ADR	59,494
873	KB Financial Group, Inc.	41,317
9,300	Kiatnakin Bank Public Co., Ltd.	19,017
25,000	King’s Town Bank	26,807
620	Komercni Banka AS	26,094
1,814	Kotak Mahindra Bank, Ltd.	35,506
54,800	Krung Thai Bank Public Co., Ltd.	27,638
124,300	LH Financial Group Public Co., Ltd.	5,440
34,161	Malayan Banking Berhad	76,097
234	mBank SA	24,958
64,871	Mega Financial Holdings Co., Ltd.	57,209
13,678	Metropolitan Bank & Trust	18,778
3,190	Moneta Money Bank A/S(a)	10,953
2,005	Nedcor, Ltd.	36,470
1,581	OTP Bank Nyrt	57,343
9,580	Philippine National Bank*	8,643
2,877	Powszechna Kasa Oszczednosci Bank Polski SA*	28,288
40,800	PT Bank Central Asia Tbk	61,070
58,900	PT Bank Danamon Indonesia Tbk	26,194
90,400	PT Bank Mandiri Tbk	42,979
66,500	PT Bank Negara Indonesia Tbk	32,564
80,800	PT Bank Pan Indonesia Tbk*	4,795
76,400	PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	11,134

Continued

3

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
368,000	PT Bank Rakyat Indonesia Tbk	$72,639
123,400	PT Bank Tabungan Negara Tbk	21,079
30,800	Public Bank Berhad	178,059
1,589	RBL Bank, Ltd.(a)	12,794
5,609	Regional SAB de C.V.	30,207
19	RHB Capital Berhad(b)	26
9,510	Rizal Commercial Banking Corp.	4,977
11,873	Sberbank of Russia, ADR	170,437
2,780	Security Bank Corp.	10,402
2,741	Shinhan Finnancial Group Co., Ltd., ADR^	105,474
7,800	Siam Commercial Bank Public Co., Ltd.	27,912
68,722	SinoPac Financial Holdings Co., Ltd.	24,780
53,375	South Indian Bank, Ltd.	17,360
14,070	Standard Bank Group, Ltd.	196,115
1,013	State Bank of India, GDR*	37,788
81,435	Taichung Commercial Bank Co., Ltd.	27,912
92,830	Taishin Financial Holding Co., Ltd.	43,820
70,534	Taiwan Cooperative Financial Holding Co., Ltd.	41,285
20,600	Thanachart Capital Public Co., Ltd.	29,016
3,859	The Jammu & Kashmir Bank, Ltd.*	2,844
20,734	Turkiye Garanti Bankasi AS	37,731
4,117	Turkiye Halk Bankasi AS*	6,630
19,903	Turkiye Is Bankasi AS, Class C	24,638
42,733	Turkiye Sinai Kalkinma Bankasi AS	9,027
17,464	Turkiye Vakiflar Bankasi T.A.O., Class D*	18,622
4,181	UCO Bank*	1,121
10,503	Union Bank of India*	12,532
27,560	Union Bank of Taiwan	9,130
18,129	VTB Bank OJSC, GDR	27,592
5,313	Woori Bank	77,610
21,808	Yapi ve Kredi Bankasi AS*	11,743
15,610	Yes Bank, Ltd.	77,306

		5,720,513

Beverages (1.1%):
44,269	Ambev SA, ADR	204,965
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	12,696
3,826	Arca Continental SAB de C.V.	23,499
15,400	Becle Sab de C.V.	22,198
8,100	Carlsberg Brewery Malaysia Berhad	38,658
11,333	China Resources Enterprises, Ltd.	54,841
2,108	Coca-Cola Icecek AS	15,573
845	Compania Cervecerias Unidas SA, ADR	21,074
763	Distell Group Holdings, Ltd.*	7,708
1,016	Embotelladora Andina SA, Class B, ADR	23,389
80,400	Emperador, Inc.	11,137
706	Fomento Economico Mexicano SAB de C.V., ADR	61,979
7,400	Guinness Anchor Berhad	40,092
13,000	Hey Song Corp.	13,560
1,105	Hite Jinro	19,471
8	Lotte Chilsung Beverage Co., Ltd.	11,024
106	Muhak Co., Ltd.	1,440
2,000	Tsingtao Brewery Co., Ltd., Class H	10,960

Shares		Fair Value
Common Stocks, continued
Beverages, continued
1,491	United Breweries, Ltd.	$25,027
4,625	United Spirits, Ltd.*	44,847
230	Vina Concha y Toro SA, ADR	9,570

		673,708

Biotechnology (0.4%):
9,500	3SBio, Inc.(a)	21,478
1,150	Biocon, Ltd.	10,397
37	Cell Biotech Co., Ltd.	1,207
446	Celltrion, Inc.*	121,271
519	Green Cross Holdings Corp.	15,452
92	Medy-Tox, Inc.	63,275

		233,080

Building Products (0.1%):
1,183	Blue Star, Ltd.	11,082
31,000	China Lesso Group Holdings, Ltd.	19,642
714	IS Dongseo Co., Ltd.	17,747
1,328	Kajaria Ceramics, Ltd.	9,363
55	KCC Corp.	16,180
241	LG Hausys, Ltd.	14,983
1,456	Sung Kwang Bend Co., Ltd.	15,143
30,444	Taiwan Glass Industry Corp.*	17,160
9,577	Trakya Cam Sanayii AS	8,655

		129,955

Capital Markets (1.6%):
11,997	B3 SA- Brasil Bolsa Balcao	63,592
13,600	Bolsa Mexicana de Valores SA	22,898
7,528	Brait SE	23,383
23,700	Bursa Malaysia Berhad	43,110
79,000	Capital Securities Corp.	29,265
38,000	China Bills Finance Corp.	17,883
94,000	China Cinda Asset Management Co., Ltd., Class H	30,158
18,000	China Everbright, Ltd.	33,001
27,500	China Galaxy Securities Co.	14,008
6,000	Citic Securities Co., Ltd.	11,934
5,798	Coronation Fund Managers, Ltd.	24,638
883	Credit Analysis & Research, Ltd.	16,159
264	Crisil, Ltd.	6,934
4,413	Daewoo Securities Co., Ltd.	33,674
1,533	Daishin Securities Co., Ltd.	16,067
10,902	Edelweiss Financial Services, Ltd.	46,801
16,800	Haitong Securities Co., Ltd.	16,909
2,603	Hanwha Investment & Securities Co., Ltd.*	6,061
4,000	Huatai Securities Co., Ltd., Class H(a)	6,343
4,088	IIFL Holdings, Ltd.	39,944
388	Indiabulls Ventures, Ltd.	1,590
2,072	Indiabulls Ventures, Ltd.	14,694
1,976	Investec, Ltd.	13,848
37,459	Jih Sun Financial Holdings Co., Ltd.	11,201
7,125	JM Financial, Ltd.	12,016
2,838	JSE, Ltd.	33,587
212	KIWOOM Securities Co., Ltd.	20,595

Continued

4

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
629	Korea Investment Holdings Co., Ltd.	$47,381
474,500	Kresna Graha Investama TBK PT*	24,035
5,845	Macquarie Korea Infrastructure Fund	46,994
38,295	MasterLink Securities Corp.	13,498
6,404	Meritz Securities Co., Ltd.	20,366
388	Motilal Oswal Financial Services, Ltd.	4,380
2,377	NH Investment & Securities Co., Ltd.	31,813
11,682	Peregrine Holdings, Ltd.	18,351
27,367	President Securities Corp.*	13,324
852	Samsung Securities Co., Ltd.	26,518
22	Shinyoung Securities Co., Ltd.	1,119
19,330	SK Securities Co., Ltd.*	18,188
64,916	Waterland Financial Holdings Co., Ltd.	22,887
47,965	Yuanta Financial Holding Co., Ltd.	21,856
1,321	Yuanta Securities Korea Co., Ltd.*	4,358

		925,361

Chemicals (3.7%):
1,032	Aarti Industries, Ltd.	18,522
2,422	AECI, Ltd.	18,662
210	AK Holdings, Inc.	14,205
230	Akzo Nobel India, Ltd.	6,183
3,044	Asian Paints, Ltd.	56,130
374	Atul, Ltd.	14,475
2,900	Batu Kawan Berhad	12,856
2,536	Berger Paints India, Ltd.	10,395
4,552	Castrol (India), Ltd.	10,865
4,712	Chambal Fertilizers and Chemicals, Ltd.*	10,632
50,000	China BlueChemical, Ltd., Class H	18,285
20,000	China General Plastics Corp.	19,861
64,000	China Man-Made Fiber Corp.*	21,818
53,000	China Petrochemical Development Corp.*	22,581
3,000	China Steel Chemical Corp.	14,650
14,757	China Synthetic Rubber Corp.	22,610
752	Ciech SA	10,734
1,811	Coromandel International, Ltd.	10,389
87,100	D&L Industries, Inc.	16,587
2,475	DCM Shriram, Ltd.	10,680
1,084	Dongjin Semichem Co., Ltd.	11,889
23,000	Dongyue Group, Ltd.	19,259
668	Ecopro Co., Ltd.*	20,189
1,860	EID Parry India, Ltd.*	6,541
24,948	Eternal Materials Co., Ltd.	22,785
21,000	Everlight Chemical Industrial Corp.	12,808
543	Finolex Industries, Ltd.	4,578
2,397	Foosung Co., Ltd.*	22,125
23,000	Formosa Chemicals & Fibre Corp.	91,566
15,000	Formosa Plastics Corp.	55,313
7,290	Formosan Rubber Group, Inc.	3,466
27,000	Fufeng Group, Ltd.	12,137
22,000	Grand Pacific Petrochemical Corp.	21,118
1,098	Grupa Azoty SA, ADR	12,636
1,165	Gujarat Alkalies & Chemicals	9,029

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
697	Gujarat Fluorochemicals, Ltd.	$7,527
1,377	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.*	8,077
1,843	H.S. Industries Co., Ltd.	13,202
140	Hansol Chemical Co., Ltd.	9,831
1,957	Hanwha Chemical Corp.	38,315
1,147	Huchems Fine Chemical Corp.	30,101
486	Hyosung Corp.(b)	58,438
944	I G Petrochemicals, Ltd.	6,846
12,400	Indorama Ventures Public Co., Ltd.	20,447
1,072	Kansai Nerolac Paints, Ltd.	6,915
478	Kolon Industries, Inc.	28,969
74	Korea Petrochemical Industry Co., Ltd.	16,612
179	Kumho Petrochemical Co., Ltd.	18,688
11,000	LCY Chemical Corp.	17,001
457	LG Chem, Ltd.	136,588
252	Lotte Chemical Corp.	78,586
23,536	Mexichem SAB de C.V.	68,016
21,000	Nan Ya Plastics Corp.	60,008
343	OCI Co., Ltd.	31,638
200	OCI Materials Co., Ltd.	32,081
2,670	Omnia Holdings, Ltd.	25,704
9,000	Oriental Union Chemical Corp.	9,703
18,756	Petkim Petrokimya Holding AS	19,788
24,700	Petronas Chemicals Group Berhad	51,404
828	Phosagro OAO, GDR	10,643
1,007	PI Industries, Ltd.	11,056
2,178	Pidilite Industries, Ltd.	33,798
148,100	PT Barito Pacific Tbk	20,444
18,400	PTT Global Chemical Public Co., Ltd.	40,505
1,592	Rain Industries, Ltd.	4,474
13,478	Rashtriya Chemicals & Fertilizers, Ltd.	13,928
614	Samsung Fine Chemicals Co., Ltd.	35,757
4,733	Sasol, Ltd., ADR^	172,944
368	Sasol, Ltd.	13,443
11,600	Scientex Berhad	20,699
24,000	Shinkong Synthetic Fibers Corp.	9,244
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR	25,072
20,964	Sintex Plastics Technology, Ltd.*	12,946
37	SK Chemicals Co., Ltd.	1,222
40	SK Chemicals Co., Ltd.*	3,331
638	SKC Co., Ltd.	24,675
379	SKCKOLONPI, Inc.	16,806
846	Sociedad Quimica y Minera de Chile SA, ADR^	40,650
268	Soulbrain Co., Ltd.	14,874
1,005	Supreme Industries, Ltd.	16,586
10	Taekwang Industrial Co., Ltd.	12,434
14,000	Taiwan Fertilizer Co., Ltd.	19,213
22,000	TSRC Corp.	23,666
430	Unid Co., Ltd.	20,057
7,103	UPL, Ltd.*	64,097
33,660	USI Corp.	15,619

		2,159,227

Continued

5

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.4%):
63	3M India, Ltd.*	$18,055
9,535	Blue Label Telecoms, Ltd.	7,196
32,000	China Everbright International, Ltd.	41,193
5,000	Cleanaway Co., Ltd.	31,317
4,137	Country Garden Services Holdings Co., Ltd.*^	5,305
634	KEPCO Plant Service & Engineering Co., Ltd.	20,224
343	Novus Holdings, Ltd.	83
155	S1 Corp.	13,448
3,000	Sunny Friend Environmental Technology Co., Ltd.	21,147
9,000	Taiwan Secom Co., Ltd.	26,452
8,000	Taiwan-Sogo ShinKong Security Corp.	9,933
1,980	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	8,569
21,000	YC Co., Ltd.	13,701

		216,623

Communications Equipment (0.2%):
9,000	Accton Technology Corp.	25,991
1,000	Advanced Ceramic X Corp.	8,303
10,500	BYD Electronic International Co., Ltd.	14,151
69,600	China Fiber Optic Network System Group, Ltd.*(b)(c)	1,165
42,000	D-Link Corp.	19,126
13,000	Sercomm Corp.	30,207
1,467	Sterlite Technologies, Ltd.	5,886
1,416	Texcell-NetCom Co., Ltd.*	26,885
31,000	Unizyx Holding Corp.*	14,330
7,572	Wistron NeWeb Corp.	18,047
2,000	Zinwell Corp.	1,639

		165,730

Construction & Engineering (1.5%):
971	Ashoka Buildcon, Ltd.	3,235
28,000	BES Engineering Corp.	7,748
16,167	Besalco SA	14,857
515	Budimex SA	16,968
14,200	CH Karnchang PCL	10,237
46,000	China Communications Construction Co., Ltd.	44,202
21,000	China Machinery Engineering Corp.	10,021
16,500	China Railway Contstruction Corp., Ltd.	16,622
15,000	China Railway Group, Ltd.	11,277
15,600	China Singyes Solar Technologies Holdings, Ltd.	4,758
24,750	China State Construction International Holdings, Ltd.	25,279
16,000	CTCI Corp.	25,607
363	Daelim Industrial Co., Ltd.	24,902
3,859	Daewoo Engineering & Construct*	20,257
808	Dilip Buildcon, Ltd.(a)	7,822
102	e Tec E&C, Ltd.	13,207
104,100	Ekovest Berhad	17,022
37,002	Empresas ICA SAB de C.V.*	194
3,512	Gayatri Highways, Ltd.*	508
3,512	Gayatri Projects, Ltd.*	8,356
38,334	GMR Infrastructure, Ltd.*	8,547
1,205	GS Engineering & Construction Corp.	49,598
561	HDC Hyundai Development Co.*	27,134

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
401	Hyandai Development Co.	$10,280
1,708	Hyundai Engineering & Construction Co., Ltd.	87,840
51,500	IJM Corporation Berhad	22,821
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	43,961
3,941	IRB Infrastructure Developers, Ltd.	12,124
1,545	Kalpataru Power Transmission, Ltd.	9,035
6,030	Larsen & Tourbo, Ltd., Class S, GDR	110,478
87,600	Malaysian Resources Corp. Berhad	13,024
2,000	Metallurgical Corporation of China, Ltd., Series H	590
20,858	Murray & Roberts Holdings, Ltd.	26,628
10,799	NCC, Ltd.	15,118
117,918	PT Pembangunan Perumahan Persero Tbk	16,377
211,300	PT Surya Semesta Internusa Tbk	8,321
105,000	PT Wijaya Karya Persero Tbk	9,698
59,000	Rich Development Co., Ltd.	20,115
4,248	Sadbhav Engineering, Ltd.	17,771
9,994	Salfacorp SA	15,462
25,000	Sinopec Engineering Group Co., Ltd.	26,063
2,990	Sunway Construction Group Berhad	1,341
1,031	Taeyoung Engineering & Construction	12,795
6,217	Tekfen Holding AS	23,482
24,900	Unique Engineering & Construction Public Co., Ltd.	8,272
4,000	United Integrated Services Co., Ltd.	8,722
81,300	Waskita Karya Persero TBK PT	10,895
27,762	WCT Holdings Berhad	5,558
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	24,284

		929,413

Construction Materials (1.1%):
669	ACC, Ltd.	13,074
2,920	Ambuja Cements, Ltd.	8,834
5,000	Anhui Conch Cement Co., Ltd.	28,403
35,000	Asia Cement Corp.	38,420
37,000	BBMG Corp.	13,592
19,500	Cahya Mata Sarawak Berhad	11,352
6,902	Cemex Latam Holdings SA*	19,557
7,194	Cemex SAB de C.V., ADR*	47,192
48,000	China National Buildings Material Co., Ltd.	47,288
22,000	China Resources Cement Holdings, Ltd.	22,144
2,324	Cimsa Cimento Sanayi ve Ticaret AS	5,522
568	Dalmia Bharat, Ltd.	18,890
63,000	Goldsun Building Materials Co., Ltd.*	19,374
1,359	Grasim Industries, Ltd.	19,947
1,641	Grupo Argos SA	9,972
3,900	Grupo Cementos de Chihuahua Sab de C.V.	25,250
167	Hanil Cement Co., Ltd.	21,498
27,300	Holcim Philippines, Inc.	3,736
22	Hyundai Cement Co.*	1,224
4,060	India Cements, Ltd.	6,257
673	JK Cement, Ltd.*	8,539
9,900	Lafarge Malaysia Berhad*	7,592
58,455	PPC, Ltd.*	30,828

Continued

6

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
13,900	PT Indocement Tunggal Prakarsa Tbk	$13,215
36,400	PT Semen Indonesia (Persero) Tbk	18,080
395,200	PT Waskita Beton Precast Tbk	10,074
34	Shree Cement, Ltd.	7,713
19	Siam City Cement Public Co., Ltd.	115
36,000	Taiwan Cement Corp.	49,976
1,782	The Ramco Cements, Ltd.	18,260
4,300	The Siam Cement Public Co., Ltd.	53,731
7,780	Tongyang, Inc.	13,638
142,600	TPI Polene Public Co., Ltd.	7,231
345	Ultra Tech Cement, Ltd.	19,203
11,443	Universal Cement Corp.	7,544

		647,265

Consumer Finance (0.4%):
4,100	AEON Credit Service M BHD	14,565
720	Bajaj Finance, Ltd.	24,090
165	Bharat Financial Inclusion, Ltd.*	2,783
1,439	Cholamandalam Investment And Finance Co., Ltd.	31,736
13,000	Gentera SAB de C.V.	11,458
523	Kruk SA	27,925
3,800	Krungthai Card Public Co., Ltd.	40,296
6,036	Magma Fincorp, Ltd.	14,321
3,968	Mahindra & Mahindra Financial Services	27,158
9,321	Manappuram Finance, Ltd.	13,385
18,800	Muangthai Capital PCL	18,713
2,075	Muthoot Finance, Ltd.	11,483
3,693	Reliance Home Finance, Ltd.*	3,230
130	Repco Home Finance, Ltd.	1,048
209	Samsung Card Co., Ltd.	7,176
680	Shriram City Union Finance, Ltd.	20,089
1,293	Shriram Transport Finance	24,517
9,711	Srisawad Corp. Public Co., Ltd., Class F	8,636
188	Sundaram Finance Holdings, Ltd.*	329
188	Sundaram Finance, Ltd.	4,386
5,000	Taiwan Acceptance Corp.	19,420
9,089	Transaction Capital, Ltd.	11,319

		338,063

Containers & Packaging (0.1%):
44,000	Cheng Loong Corp.	24,734
244	Dongwon Systems Corp.	7,376
5,436	Essel Propack, Ltd.	9,388
17,000	Greatview Aspetic Packaging Co., Ltd.	10,128
5,100	Klabin SA	25,691
5,174	Mpact, Ltd.	8,802
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	26,414
3,160	Time Technoplast, Ltd.	5,395

		117,928

Distributors (0.1%):
4,741	Imperial Holdings, Ltd.	67,666
133	Inter Cars SA	8,791

		76,457

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.2%):
7,283	Advtech, Ltd.	$8,314
3,718	Estacio Participacoes SA	23,383
18,000	Fu Shou Yuan International Group, Ltd.	20,225
14,587	Kroton Educacional SA	35,197
297	New Oriental Education & Technology Group, Inc., ADR	28,114
1,200	TAL Education Group, ADR*	44,160

		159,393

Diversified Financial Services (0.9%):
1,902	Aditya Birla Capital, Ltd.*	3,694
1,970	Ayala Corp.	33,962
533	Bajaj Holdings And Investment, Ltd.	22,429
18,680	Chailease Holding Co., Ltd.	61,206
30,000	Far East Horizon, Ltd.	29,062
37,551	FirstRand, Ltd.	174,713
47,000	Fubon Financial Holdings Co., Ltd.	78,717
824	Grupo de Inversiones Suramericana SA	10,577
1,346	Grupo de Inversiones Suramericana SA	16,423
945	GT Capital Holdings, Inc.	16,117
8,059	IDFC, Ltd.	5,429
7,641	IFCI, Ltd.*	1,655
1,006	Inversiones La Construccion SA	15,917
9,907	L&t Finance Holdings, Ltd.	21,912
348	Meritz Financial Group, Inc.	4,181
232,500	Metro Pacific Investments Corp.	20,042
422	NICE Holdings Co., Ltd.	6,303
17,218	Power Finance Corp., Ltd.	19,408
1,427	PSG Group, Ltd.	22,478
3,693	Reliance Capital, Ltd.	20,868
13,298	Rural Electrification Corp., Ltd.	20,278
2,402	SREI Infrastucture Finance, Ltd.	2,174

		607,545

Diversified Telecommunication Services (1.2%):
63,000	Asia Pacific Telecom Co., Ltd.*	16,545
33,142	Axtel SAB de C.V.*	6,627
5,126	Bharti Infratel, Ltd.	22,476
34,000	China Communications Services Corp., Ltd.	21,519
637	China Telecom Corp., Ltd., ADR	29,575
18,000	China Telecom Corp., Ltd., Class H	8,394
64,000	China Unicom (Hong Kong), Ltd.	79,468
3,099	Chunghwa Telecom Co., Ltd., ADR	111,316
70,754	Jasmine International Public Co., Ltd.	9,223
4,168	LG Uplus Corp.	52,377
15,298	Magyar Telekom Telecommunications plc	21,845
5,388	Netia SA*	7,257
1,985	O2 Czech Republic AS	22,807
8,635	Orange Polska SA*	10,690
36,100	PT Link Net Tbk	11,073
4,442	PT Telekomunik Indonesia Persero Tbk, ADR	115,536
78,300	PT Tower Bersama Infrastructure Tbk	27,252
2,225	Rostelecom, ADR	15,601
5,200	Samart Telcoms Public Co., Ltd.	1,209

Continued

7

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
939	Tata Communications, Ltd.*	$8,118
3,362	Telefonica Brasil SA, ADR^	39,907
21,900	Telekom Malaysia Berhad	16,849
8,132	Telkom SA SOC, Ltd.	29,091
1,800	TIME dotCom Berhad	3,406
166,924	True Corp. Public Co., Ltd.	26,721

		714,882

Electric Utilities (1.7%):
3,233	Adani Transmission, Ltd.*	7,359
2,000	Alupar Investimento SA	7,845
6,634	Celsia SA ESP	10,520
3,489	Centrais Electricas Brasileiras SA, ADR*^	11,200
3,266	Centrais Electricas Brasileiras SA, ADR*^	11,464
1,597	CESC, Ltd.	21,239
1,970	CEZ	46,755
14,978	Companhia Energetica de Minas Gerais, ADR	27,560
8,745	E.CL SA	16,073
4,866	EDP — Energias do Brasil SA	17,229
9,559	Enea SA	23,322
4,132	Energa SA	9,857
2,700	Energisa SA	20,367
9,155	Enersis Chile SA, ADR	44,676
10,156	Enersis SA, ADR	89,475
4,700	Equatorial Energia SA	68,989
10,230	First Philippine Holdings Corp.	11,704
8,067	Interconexion Electrica SA ESP	39,932
4,834	Korea Electric Power Corp., ADR	69,320
2,200	Light SA	6,370
2,100	Manila Electric Co.	13,988
14,679	PGE SA*	36,589
16,884	Power Grid Corp. of India, Ltd.	46,022
3,165	Reliance Infrastructure, Ltd.	18,072
24,460	Tata Power Co., Ltd.	26,149
39,533	Tauron Polska Energia SA*	24,156
27,000	Tenega Nasional Berhad	97,906
2,361	Torrent Power, Ltd.	7,820
7,240	Transmissora Alianca de Energia Eletrica SA	35,088

		867,046

Electrical Equipment (0.8%):
14,000	AcBel Polytech, Inc.	8,696
947	Amara Raja Batteries, Ltd.	10,032
15,397	Bharat Heavy Electricals, Ltd.	16,117
4,083	Bizlink Holdings, Inc.	28,671
16,000	Chung-Hsin Electric & Machinery Manufacturing Corp.	11,027
10,196	Crompton Greaves, Ltd.*	8,318
1,407	Doosan Heavy Industries & Construction Co., Ltd.*	19,734
1,360	Finolex Cables, Ltd.	11,541
1,685	GE T&D India, Ltd.	7,128
2,971	Havells India, Ltd.	23,546
38	Hyundai Electric & Energy Systems Co., Ltd.*	2,389
6,000	Jiangnan Group, Ltd.	354
203	Korea Electric Terminal Co., Ltd.	7,993

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
3,000	Kung Long Batteries Industrial Co., Ltd.	$14,267
451	LG Industrial Systems Co., Ltd.	28,494
412	LS Corp.	27,699
1,000	Shihlin Electric & Engineering Corp.	1,354
88,553	Suzlon Energy, Ltd.*	9,686
34,000	Teco Electric & Machinery Co., Ltd.	25,518
856	Unison Co., Ltd.*	1,899
2,829	V-Guard Industries, Ltd.	8,092
68,000	Walsin Lihwa Corp.	46,186
7,500	Zhuzhou CSR Times Electric Co., Ltd.	35,563

		354,304

Electronic Equipment, Instruments & Components (4.5%):
5,000	AAC Technologies Holdings, Inc.	69,971
468	Amotech Co., Ltd.*	13,814
8,000	Asia Optical Co., Inc.	24,621
23,085	AU Optronics Corp., ADR^	97,651
1,223	BH Co., Ltd.*	26,770
3,570	Career Technology(MFG.) Co., Ltd.	7,335
4,000	Chaun-Choung Technology Corp.	11,478
13,000	Cheng Uei Precision Industry Co., Ltd.	13,871
7,000	Chilisin Electronics Corp.	40,916
13,000	Chin-Poon Industrial Co., Ltd.	16,436
1,000	Chunghwa Precision Test Tech Co., Ltd.	26,428
24,000	Compeq Manufacturing Co., Ltd.	25,431
24,800	Coretronic Corp.	34,576
1,449	Daeduck Electronics Co., Ltd.	10,852
932	Daeduck GDS Co., Ltd.	11,150
10,600	Delta Electronics (Thailand) Public Co., Ltd.	18,694
13,682	Delta Electronics, Inc.	49,096
5,000	Egis Technology, Inc.	23,254
6,000	Elite Material Co., Ltd.	15,693
8,597	Flexium Interconnect, Inc.	26,474
2,000	Flytech Technology Co., Ltd.	5,128
4,000	General Interface Solution Holding, Ltd.	25,930
3,000	Genius Electronic Optical Co., Ltd.*	47,002
36,000	Giantplus Technology Co., Ltd.	16,524
119,000	HannStar Display Corp.	35,597
118,800	Hon Hai Precision Industry Co., Ltd.	324,915
83,625	Inari Amertron Berhad	46,642
198,000	Innolux Corp.	71,072
10,000	ITEQ Corp.	23,279
32,000	JU Teng International Holdings, Ltd.	5,298
19,000	KCE Electronics PCL	21,809
14,000	Kingboard Chemical Holdings, Ltd.	50,663
25,000	Kingboard Laminates Holdings, Ltd.	30,577
467	L&F Co., Ltd.	21,206
1,000	Largan Precision Co., Ltd.	147,018
16,250	LG Display Co., Ltd., ADR^	133,901
266	LG Innotek Co., Ltd.	34,382
2,000	Merry Electronics Co., Ltd.	8,709
16,000	Pan-International Industrial Corp.	11,273
2,794	Partron Co., Ltd.	17,790

Continued

8

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,019	Posiflex Technology, Inc.	$3,876
4,974	Redington India, Ltd.	7,942
292	Samsung Electro-Mechanics Co., Ltd., Series L	38,830
460	Samsung SDI Co., Ltd.	88,278
548	Samwha Capacitor Co., Ltd.	42,995
520	Sfa Engineering Corp.	15,270
5,400	Simplo Technology Co., Ltd.	31,679
10,299	Sinbon Electronics Co., Ltd.	28,121
4,900	Sunny Optical Technology Group Co., Ltd.	90,102
22,000	Supreme Electronics Co., Ltd.	24,695
23,100	Synnex Technology International Corp.	34,884
14,000	Taiflex Scientific Co., Ltd.	19,319
13,000	Taiwan PCB Techvest Co., Ltd.	12,147
6,000	Taiwan Union Technology Corp.	21,135
2,000	Test Research, Inc.	4,103
7,000	Thinking Electronic Industrial Co., Ltd.	20,470
4,000	Tong Hsing Electronic Industries, Ltd.	13,891
100,000	Tongda Group Holdings, Ltd.	20,239
12,000	TPK Holding Co., Ltd.*	25,320
8,000	Tripod Technology Corp.	21,977
42,000	Truly International Holdings, Ltd., Series L*	8,015
4,000	TXC Corp.	5,004
35,000	Unimicron Technology Corp.	18,686
32,625	V.S. Industry Berhad	12,491
2,000	Waison Group Holdings, Ltd.	1,086
20,000	Weikeng Industrial Co., Ltd.	14,821
1,404	Wisol Co., Ltd.	17,497
27,000	WPG Holdings, Ltd.	38,235
24,531	WT Microelectronics Co., Ltd.	35,757
2,627	Yageo Corp.	96,846
9,000	Zhen Ding Technology Holding, Ltd.	19,880

		2,476,817

Energy Equipment & Services (0.1%):
91,600	Bumi Armada Berhad*	16,321
96,600	Sapurakencana Petroleum Berhad*	15,205
25,100	Serba Dinamik Holdings Berhad	20,171
11,900	Yinson Holdings BHD	13,461

		65,158

Equity Real Estate Investment Trusts (0.0%):
1,733	Korea Asset In Trust Co., Ltd.	7,733

Food & Staples Retailing (1.9%):
2,431	Almacenes Exito SA	13,444
17	BGF Retail Co., Ltd.	165
9	BGF Retail Co., Ltd.	1,576
2,894	Bid Corp., Ltd.	58,096
2,846	BIM Birlesik Magazalar AS	41,622
13,535	Cencosud SA	33,480
91	CJ Freshway Corp.	2,644
3,904	Clicks Group, Ltd.	55,892
2,733	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	54,606

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
30,500	CP ALL Public Co., Ltd.	$67,645
6,717	Dis-Chem Pharmacies, Ltd.(a)	12,815
183	E-Mart Co., Ltd.	41,766
12,811	Grupo Comercial Chedraui SAB de C.V.	29,680
245	GS Retail Co., Ltd.	9,659
1,487	Hyundai Greenfood Co., Ltd.	19,006
15,227	La comer,SAB de C.V.*	15,928
5,081	Lenta, Ltd., GDR*	27,978
3,556	Massmart Holdings, Ltd.	28,889
9,708	Organizacion Soriana SAB de C.V.*	17,132
6,768	Pickn Pay Stores, Ltd.	37,043
8,000	President Chain Store Corp.	90,576
16,000	Puregold Price Club, Inc.	13,970
3,063	Raia Drogasil SA	51,782
5,540	Robinsons Retail Holdings, Inc.	8,249
6,474	Shoprite Holdings, Ltd.	103,864
39,000	Sun Art Retail Group, Ltd.	50,802
16,000	Taiwan Tea Corp.	7,870
3,784	The Spar Group, Ltd.	51,134
34,239	Wal-Mart de Mexico SAB de C.V.	90,394
1,349	X5 Retail Group NV, GDR	35,707

		1,073,414

Food Products (2.9%):
1,544	Astral Foods, Ltd.	32,112
8,544	AVI, Ltd.	67,376
253	Binggrae Co., Ltd.	13,629
1,891	BRF SA, ADR*	8,850
518	Britannia Industries, Ltd.	46,959
2,240	CCL Products India, Ltd.	8,830
38,900	Century Pacific Food, Inc.	11,667
12,000	Charoen Pokphand Enterprise	23,648
48,200	Charoen Pokphand Foods Public Co., Ltd.	35,224
55,000	China Agri-Industries Holdings, Ltd.	20,986
44,000	China Foods, Ltd.	22,769
9,000	China Mengniu Dairy Co., Ltd.	30,354
65,000	China Shengmu Organic Milk, Ltd.*(a)	5,618
198	CJ CheilJedang Corp.	62,576
7,073	Clover Industries, Ltd.	8,433
603	Daesang Corp.	14,358
38	Dongwon Industries Co., Ltd.	11,653
3,401	Easy Bio, Inc.	25,513
53,000	Felda Global Ventures Holdings	19,784
41,500	GFPT Public Co., Ltd.	15,028
65	Glaxo SmithKline Consumer Healthcare, Ltd.	6,167
26,000	Great Wall Enterprise Co., Ltd.	34,735
3,148	Gruma, SAB de C.V., Class B	38,456
9,603	Grupo Bimbo SAB de C.V., Series A	18,722
7,929	Grupo Herdez SAB de C.V.	16,509
1,920	Grupo Nutresa SA	17,697
3,000	Health And Happiness H&H International Holdings, Ltd.*	20,647
2,438	Industrias Bachoco, SAB de C.V.	11,688

Continued

9

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
31,300	IOI Corp. Berhad	$35,192
21,400	JBS SA	50,807
2,092	Kernel Holding SA	26,564
2,569	KRBL, Ltd.	12,630
4,800	Kuala Lumpur Kepong Berhad	28,720
11,147	Lien Hwa Industrial Corp.	13,799
51,844	Multiexport Foods SA	22,714
3,000	Namchow Chemical Industrial Co., Ltd.	5,982
20	Namyang Dairy Products Co., Ltd.	11,546
240	Nestle India, Ltd.	34,352
50	NongShim Co., Ltd.	14,572
1,981	Oceana Group, Ltd.	11,416
89	Orion Corp.	11,887
1,517	Pioneer Foods, Ltd.	12,385
2,800	PPB Group Berhad	13,634
24,688	PT Astra Agro Lestari Tbk	19,288
96,300	PT Charoen Pokphand Indonesia Tbk	24,705
2,000	PT Indofood CBP Sukses Makmur Tbk	1,234
147,200	PT Indofood Sukses Makmur Tbk	68,286
163,300	PT Japfa Comfeed Indonesia Tbk	18,280
111,700	PT Sawit Sumbermas Sarana Tbk	9,898
33,700	PT Tiga Pilar Sejahtera Food Tbk*	573
140,300	PT Tunas Baru Lampung Tbk	8,660
128,100	PT Ultrajaya Milk Industry & Trading Co. Tbk	12,092
1,800	Qinqin Foodstuffs Group*	545
11,320	QL Resources Berhad	16,816
137	Samyang Corp.	10,077
118	Samyang Holdings Corp.	12,565
11,600	San Miguel Food And Beverage, Inc.	12,989
3,900	Sao Martinho SA	17,895
21,995	Sime Darby Plantation Berhad	29,013
1,600	SLC Agricola SA	21,075
7,619	Standard Foods Corp.	15,412
10,893	Tata Global Beverages, Ltd.	42,783
48,000	Thai Union Group Public Co., Ltd.	22,888
25,300	Thai Vegetable Oil Public Co., Ltd.	20,243
1,525	Tiger Brands, Ltd.	36,891
24,000	Tingyi (Caymen Is) Holding Corp.	55,643
1,918	Tongaat Hulett, Ltd.	11,196
57,600	Uni-President Enterprises Corp.	146,103
12,130	Universal Robina Corp.	27,510
51,000	Want Want China Holdings, Ltd.	45,059
7,000	Yihai International Holding, Ltd.	13,332

		1,677,239

Gas Utilities (0.7%):
16,800	China Gas Holdings, Ltd.	67,486
36,000	China Oil & Gas Group, Ltd.	2,791
12,000	China Resources Gas Group, Ltd.	51,868
410	Cia de Gas de Sao Paulo	6,281
7,000	ENN Energy Holdings, Ltd.	68,745
1,212	GAIL India, Ltd., GDR	35,321
780	Gujarat Gas, Ltd.	8,303

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
1,851	Gujarat State Petronet, Ltd.	$4,858
5,365	Infraestructura Energetica Nova, SAB de C.V.	24,051
501	Korea Gas Corp.*	28,841
7,600	Petronas Gas Berhad	32,497
130,200	PT Perusahaan Gas Negara Tbk	18,063
118	Samchully Co., Ltd.	11,852
20,000	Towngas China Co., Ltd.	19,385

		380,342

Health Care Equipment & Supplies (0.1%):
44	Dio Corp.*	1,422
13,600	Hartalega Holdings Berhad	20,169
9,500	Kossan Rubber Industries Berhad	19,838
26,000	Lifetech Scientific Corp.*	8,158
348	Osstem Implant Co., Ltd.*	15,878
12,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	8,481
1,000	St.Shine Optical Co., Ltd.	22,864
13,100	Top Glove Corp. Berhad	39,274
357	Vieworks Co., Ltd.	9,765

		145,849

Health Care Providers & Services (0.6%):
1,802	Apollo Hospitals Enterprise, Ltd.	27,506
39,600	Bangkok Chain Hospital Public Co., Ltd.	18,296
5,800	Bumrungrad Hospital Public Co., Ltd.	29,160
93,300	Chularat Hospital Public Co., Ltd.	5,852
295	Dr Lal PathLabs, Ltd.(a)	4,124
2,700	Fleury SA	18,478
4,322	Fortis Healthcare, Ltd.*	8,482
33,917	Life Healthcare Group Holdings Pte, Ltd.	61,518
16,373	Netcare, Ltd.	32,966
6,700	OdontoPrev SA	22,823
5,066	Qualicorp SA	24,056
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	18,400
13,600	Sinopharm Group Co., Series H	54,557
11,500	Universal Medical Financial & Technical Advisory Services Co., Ltd.(a)	9,148

		335,366

Hotels, Restaurants & Leisure (1.2%):
9,784	Alsea SAB de C.V.	33,715
34,444	Berjaya Sports Toto Berhard	20,862
13,000	Central Plaza Hotel Public Co., Ltd.	16,862
56,000	China Travel International Investment Hong Kong, Ltd.	21,786
2,525	City Lodge Hotels, Ltd.	26,120
4,276	Cox & Kings, Ltd.	13,044
3,400	Cvc Brasil Operadora E Agenc	39,458
90,300	Erawan Group PCL	17,158
1,391	Famous Brands, Ltd.*	11,496
38,300	Genting Berhard	79,699
15,400	Genting Malaysia Berhad	18,582
1,435	Gourmet Master Co., Ltd.	13,878
694	Grand Korea Leisure Co., Ltd.	16,207

Continued

10

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
179	Hana Tour Service, Inc.	$14,022
8,400	Hoteles City Express SAB de CV*	8,977
4,874	Indian Hotels Co., Ltd.	9,381
4,200	International Meal Co. A	8,671
6,770	Jollibee Foods Corp.	33,371
2,340	Jubilant Foodworks, Ltd.	47,310
884	Kangwon Land, Inc.	20,731
31,800	Magnum Berhad	16,437
73,800	Melco Resorts And Entertainment Philippines Corp.*	7,187
11,100	MINI International Public Co., Ltd.	10,867
301	Modetour Network, Inc.	7,340
531	Orbis SA	12,561
353	Paradise Co., Ltd.	5,709
46,000	Shanghai Jin Jiang International Hotels Group Co.	18,564
5,781	Sun International, Ltd.*	25,813
15,271	Tsogo Sun Holdings, Ltd.	22,813
2,000	Wowprime Corp.	5,895
3,500	Xiabuxiabu Catering Management(a)	7,627
1,154	Yum China Holdings, Inc.	44,383

		656,526

Household Durables (0.8%):
30,000	Ability Enterprise Co., Ltd.	16,129
392	Amica Wronki SA	11,386
11,000	Amtran Technology Co., Ltd.	4,977
5,000	Basso Industry Corp.	10,667
29,815	Consorcio ARA SAB de CV	10,136
1,335	Construtora Tenda SA*	8,217
589	Coway Co., Ltd.	45,759
10,196	Crompton Greaves Consumer Electricals, Ltd.	33,633
7,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,402
2,300	Even Construtora e Incorporadora SA*	2,166
3,500	Ez Tec Empreendimentos e Participacoes SA	14,452
2,801	Gafisa SA*	7,467
11,000	Haier Electronics Group Co., Ltd.	37,598
121	Hanssem Co., Ltd.	11,395
49	Hyundai Livart Furniture Co., Ltd.	1,002
249	Johnson Controls-Hitachi Air Conditioning India, Ltd.	8,699
27,000	Kinpo Electronics, Inc.	8,810
1,783	LG Electronics, Inc.	132,391
19,600	Megawide Construction Corp.	7,365
8,200	MRV Engenharia e Participacoes SA	25,329
3,000	Nien Made Enterprise Co., Ltd.	25,615
44,771	Skyworth Digital Holdings, Ltd.	19,918
23,334	Steinhoff International Holdings NV*	2,193
27,000	Tatung Co., Ltd.*	23,946
363	Whirlpool of India, Ltd.	8,114
3,000	Zeng Hsing Industrial Co., Ltd.	12,691

		510,457

Household Products (0.5%):
1,549	Eveready Industries India, Ltd.*	5,088
6,389	Hindustan Unilever, Ltd.	152,981

Shares		Fair Value
Common Stocks, continued
Household Products, continued
22,170	Kimberl- Clark de Mexico SAB de C.V.	$37,483
14,900	PT Unilever Indonesia Tbk	47,907

		243,459

Independent Power & Renewable Electricity Producers (0.8%):
12,900	Aboitiz Power Corp.	8,399
8,418	Adani Green Energy, Ltd.*	3,293
10,952	Adani Power, Ltd.*	2,579
25,005	AES Gener SA	6,201
7,121	AES Tiete Energia SA	17,825
37,000	China Longyuan Power Group Corp.	29,678
78,666	China Power International Develpoment, Ltd.	18,121
14,000	China Resources Power Holdings Co.	24,543
118,755	Colbun SA	24,519
34,000	Datang International Power Generation Co., Ltd.*	10,388
3,700	Electricity Generating Public Co., Ltd.	25,009
54,218	Energy Development Corp.*	5,315
2,700	Eneva SA*	8,285
2,800	Engie Brasil Energia SA	24,575
68,600	First Gen Corp.	18,591
9,900	Glow Energy Public Co., Ltd.	28,312
38,000	Huadian Fuxin Energy Corp., Class H	8,902
20,000	Huadian Power International Corp., Ltd.	7,889
708	Huaneng Power International, Inc., ADR^	18,585
132,000	Huaneng Renewables Corp., Ltd.	43,724
10,150	JSW Energy, Ltd.*	9,712
109,100	Lopez Holdings Corp.	7,311
25,620	NHPC, Ltd.	8,763
11,558	NTPC, Ltd.	26,936
9,799	PTC India, Ltd.	10,824
11,263	Reliance Power, Ltd.*	5,254
18,300	SPCG Public Co., Ltd.	10,660
565,900	Super Energy Corp. PCL*	10,770
21,000	Taiwan Cogeneration Corp.	18,730

		443,693

Industrial Conglomerates (1.9%):
20,580	Aboitiz Equity Ventures, Inc.	21,022
53,185	Alfa SAB de C.V., Class A	61,769
119,100	Alliance Global Group, Inc.*	25,926
6,000	Beijing Enterprises Holdings, Ltd.	29,178
17,096	Bera Holding AS*	7,424
10,650	Berli Jucker Public Co., Ltd.	16,245
6,859	Bidvest Group, Ltd.	98,446
27,200	Boustead Holdings Berhad	16,568
21,000	Citic, Ltd.	29,439
239	CJ Corp.	30,430
131,200	DMCI Holdings, Inc.	25,814
234	Doosan Corp.	21,810
5,398	Enka Insaat ve Sanayi AS	5,491
31,620	Far Eastern New Century Corp.	29,948
15,000	Fosun International, Ltd.	28,018
4,194	Grupo Carso SAB de C.V.	14,192
21,847	GRUPO KUO SAB de C.V., Series B	48,402

Continued

11

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
961	Hanwha Corp.	$27,199
15,100	Hap Seng Consolidated Berhad	36,634
73,498	Jaiprakash Associates, Ltd.*	17,189
24,540	JG Summit Holdings, Inc.	22,993
28,701	KAP Industrial Holdings, Ltd.	15,681
9,150	KOC Holdings AS	28,297
401	Kolon Corp.	15,137
770	LG Corp.	49,763
5,835	Reunert, Ltd.	34,127
395	Samsung C&T Corp.	41,245
11,620	San Miguel Corp.	30,047
13,000	Shanghai Industrial Holdings, Ltd.	30,229
21,995	Sime Darby Berhad	13,333
408	SK C&C Co., Ltd.	94,703
1,290	SM Investments Corp.	21,148
61,000	Thoresen Thai Agencies Public Co., Ltd.	11,688
28,447	Turkiye Sise ve Cam Fabrikalari AS	26,195

		1,025,730

Insurance (2.7%):
595	Bajaj Finserv, Ltd.	50,447
7,200	Bangkok Life Assurance Public Co., Ltd.	6,686
3,975	BB Seguridade Participacoes SA	25,235
41,000	Cathay Financial Holding Co., Ltd.	72,286
19,061	China Life Insurance Co., Ltd.	20,061
11,000	China Life Insurance Co., Ltd.	28,242
7,200	China Pacific Insurance Group Co., Ltd., Class H	27,654
6,000	China Taiping Insurance Holdings Co., Ltd.	18,538
2,138	Discovery, Ltd.	22,982
1,507	Dongbu Insurance Co., Ltd.	79,767
2,696	Hanwha General Insurance Co., Ltd.	15,787
6,393	Hanwha Life Insurance Co., Ltd.	30,333
1,751	Heungkuk Fire & Marine Insurance Co., Ltd.*	10,225
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	64,967
2,724	Korean Reinsurance Co.	28,951
3,772	Liberty Holding, Ltd.	31,916
6,360	LPI Capital Berhad	26,903
1,228	Max Financial Services, Ltd.*	7,749
31,190	Mercuries Life Insurance Co., Ltd.*	16,724
1,882	Meritz Fire & Marine Insurance Co., Ltd.	32,411
526	Mirae Asset Life Insurance Co., Ltd.	2,618
22,561	MMI Holdings, Ltd.	29,010
28,000	People’s Insurance Co. Group of China, Ltd.	13,046
18,000	Picc Property & Casuality Co., Ltd., Class H	19,262
43,000	Ping An Insurance Group Co. of China, Ltd.	392,954
2,500	Porto Seguro SA	26,103
4,240	Powszechny Zaklad Ubezpieczen SA	43,977
518,000	PT Panin Financial Tbk*	7,369
250	Samsung Fire & Marine Insurance Co., Ltd.	59,208
456	Samsung Life Insurance Co., Ltd.	40,219
20,610	Sanlam, Ltd.	104,583
2,021	Santam, Ltd.	42,079
111,105	Shin Kong Financial Holdings Co., Ltd.	42,768

Shares		Fair Value
Common Stocks, continued
Insurance, continued
9,000	Shinkong Insurance Co., Ltd.	$10,477
6,763	Sul America SA	32,358
20,100	Syarikat Takaful Malaysia Keluarga BHD	19,612
675	Tongyang Life Insurance	4,474

		1,507,981

Internet & Direct Marketing Retail (0.3%):
3,830	B2w Cia Digital*	26,489
108	CJ O Shopping Co., Ltd.	27,086
719	Ctrip.com International, ADR*	34,246
91	GS Home Shopping, Inc.	14,685
206	Hyundai Home Shopping Network Corp.	20,783
959	JD.com, Inc., ADR*	37,353
4,208	Vipshop Holdings, Ltd., ADR*	45,657

		206,299

Internet Software & Services (4.1%):
398	58.com, Inc., ADR*	27,597
1,817	Alibaba Group Holding, Ltd., ADR*^	337,108
436	Baidu, Inc., ADR*	105,947
422	Bitauto Holdings, Ltd., ADR*^	10,035
1,139	Daou Technology, Inc.	23,631
194	Daum Kakao Corp.	19,904
1,199	MiX Telematics, Ltd., ADR	21,246
489	NetEase, Inc., ADR	123,556
234	NHN Corp.	159,931
500	Sohu.com, Ltd., ADR*	17,750
26,800	Tencent Holdings, Ltd.	1,334,626
399	YY, Inc., ADR*	40,088

		2,221,419

IT Services (2.4%):
10,000	Chinasoft International, Ltd.	7,707
7,536	Cielo SA	32,186
621	eClerx Services, Ltd.	11,782
3,739	EOH Holdings, Ltd.	8,824
10,228	HCL Technologies, Ltd.	137,992
2,673	Hexaware Technologies, Ltd.	17,857
26,885	Infosys, Ltd., ADR	522,375
605	Larsen & Toubro Infotech, Ltd.(a)	14,755
3,373	Mindtree, Ltd.	48,525
2,374	Mphasis, Ltd.	37,539
37,500	MyEG Services Berhad	8,954
954	Persistent Systems, Ltd.	11,287
145	Samsung SDS Co., Ltd.	26,049
12,199	Sonda SA	18,124
9,911	Tata Consultancy Services, Ltd.	266,743
5,583	Tech Mahindra, Ltd.	53,373
14,000	Travelsky Technology, Ltd., Series H	40,626
10,846	Vakrangee, Ltd.	10,581
11,629	Wipro, Ltd.	44,507

		1,319,786

Continued

12

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	$25,363
3,000	Kmc Kuei Meng International, Inc.	13,580

		38,943

Life Sciences Tools & Services (0.0%):
1,081	Divi’s Laboratories, Ltd.	16,379
26	Samsung Biologics Co., Ltd.*(a)	9,722

		26,101

Machinery (1.0%):
816	AIA Engineering, Ltd.	17,866
2,000	AirTac International Group	28,410
15,517	Ashok Leyland, Ltd.	28,468
30,200	Changsha Zoomlion Heavy Industry Science & Technology	12,822
10,500	China Conch Venture Holdings, Ltd.	38,372
7,600	China International Marine Containers Group Co., Ltd.	9,899
18,000	CRRC Corp., Ltd., Class H	13,897
3,000	CSBC Corp. Taiwan*	1,754
1,465	Cummins India, Ltd.	13,838
352	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	8,514
638	Doosan Bobcat, Inc.	18,305
4,412	Doosan Infracore Co., Ltd.*	38,110
176	Eicher Motors, Ltd.	73,389
925	Escorts, Ltd.	11,756
6,385	Famur SA*	8,545
8,000	Haitian International Holdings, Ltd.	18,831
2,286	Hiwin Technologies Corp.	26,954
374	HY-Lok Corp.	8,585
36	Hyundai Construction Equipment Co., Ltd.*	4,548
307	Hyundai Heavy Industries Co.*	28,054
337	Hyundai Mipo Dockyard Co., Ltd.*	25,911
3,800	Iochpe-Maxion SA	20,495
9,940	Jain Irrigation Systems, Ltd.	11,126
1,000	King Slide Works Co., Ltd.	14,117
1,000	Kinik Co.	2,314
24,000	Lonking Holdings, Ltd.	11,023
136	Otokar Otomotiv Ve Savunma Sanayi AS	2,234
7,000	Rechi Precision Co., Ltd.	7,438
6,203	Samsung Heavy Industries Co., Ltd., Class R*	39,683
127	Schaeffler India, Ltd.	10,292
2,000	Shin Zu Shing Co., Ltd.	5,898
48,500	Skp Resources BHD	16,782
12,000	Sunonwealth Electric Machine Industry Co., Ltd.	16,984
304	Timken India, Ltd.	3,200
1,129	TK Corp.	11,997
20,000	Weichai Power Co., Ltd., Class H	27,525
11,000	Yungtay Engineering Co., Ltd.	17,456

		655,392

Marine (0.2%):
24,000	China Shipping Development Co., Ltd., Class H	11,507
392,151	Cia Sud Americana de Vapores SA*	11,112
39,000	COSCO SHIPPING Development Co., Ltd.*	6,479

Shares		Fair Value
Common Stocks, continued
Marine, continued
42,750	Evergreen Marine Corp. (Taiwan), Ltd.*	$18,214
390	Grindrod Shipping Holdings, Ltd.*	4,096
15,617	Grindrod, Ltd.*	10,695
3,885	Hyundai Merchant Marine Co., Ltd.*	17,490
1,009	Korea Line Corp.*	20,203
16,500	MISC Berhad	24,197
3,884	Pan Ocean Co., Ltd.*	17,002
14,000	U-Ming Marine Transport Corp.	15,374
5,000	Wan HAI Lines, Ltd.	2,771
22,000	Wisdom Marine Lines Co., Ltd.	20,707
21,707	Yang Ming Marine Transport*	6,403

		186,250

Media (1.4%):
160,000	Alibaba Pictures Group, Ltd.*	17,479
52,700	Astro Malaysia Holdings Berhad	20,744
47,000	BEC World Public Co., Ltd.	11,130
748	Cheil Worldwide, Inc.	13,839
408	CJ CGV Co., Ltd.	24,589
301	CJ E&M Corp.	30,981
546	CJ Hellovision Co., Ltd.	5,288
4,478	Cyfrowy Polsat SA	27,670
13,912	Dish Tv India, Ltd.*	14,565
5,872	Grupo Televisa SA, ADR	111,274
2,310	Inox Leisure, Ltd.*	8,749
2,348	Jagran Prakashan, Ltd.	4,707
856	KT Skylife Co., Ltd.	10,518
193	Loen Entertainment, Inc.	15,586
8,806	Megacable Holdings SAB de C.V.	36,292
800	Multiplus SA	6,059
1,157	Naspers, Ltd.	293,385
327,000	PT Global MediaCom Tbk	12,660
177,400	PT Media Nusantara Citra Tbk	11,362
190,700	PT Surya Citra Media Tbk	27,374
750	PVR, Ltd.	15,030
1,500	Smiles Fidelidade SA	20,149
2,026	Sun Tv Network, Ltd.	23,111
7,747	Tv18 Broadcast, Ltd.*	5,955
81,100	Vgi Global Media plc	18,844
3,354	ZEE Entertainment Enterprises, Ltd.	26,619

		813,959

Metals & Mining (5.1%):
4,055	African Rainbow Minerals, Ltd.	32,244
38,000	Aluminum Corp. of China, Ltd.*	16,662
394	Anglo American Platinum, Ltd.	10,314
13,699	AngloGold Ashanti, Ltd., ADR^	112,468
203	APL Apollo Tubes, Ltd.	4,910
2,033	ArcelorMittal South Africa, Ltd.*	314
974	Assore, Ltd.	20,824
4,059	Boryszew SA*	6,895
3,325	Capital SA	33,092
29,500	China Hongqiao Group, Ltd.	27,772
24,000	China Metal Products Co., Ltd.	22,625

Continued

13

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
32,000	China Oriental Group Co., Ltd.	$22,426
86,000	China Steel Corp.	66,834
44,400	China Zhongwang Holdings, Ltd.	23,423
56,000	Chung Hung Steel Corp.*	23,206
21,050	Companhia Siderurgica Nacional SA, ADR*^	42,521
1,666	Dongkuk Steel Mill Co., Ltd.	12,608
14,863	Eregli Demir ve Celik Fabrikalari T.A.S.	32,992
15,000	Feng Hsin Steel Co., Ltd.	28,772
11,770	Gerdau SA, ADR	41,666
22,000	Gloria Material Technology Corp.	13,682
26,819	Gold Field, Ltd., ADR	95,744
294	Grupa Kety SA	25,118
46,130	Grupo Mexico SAB de C.V., Series B	130,777
735	Grupo Simec SA de C.V., Series B*	2,307
14,244	Harmony Gold Mining Co., Ltd.	21,884
10,047	Hindalco Industries, Ltd.	33,730
1,195	Hyundai Steel Co.	56,364
4,714	Impala Platinum Holdings, Ltd.*	6,964
4,832	Industrias CH, SAB de C.V., Series B*	20,929
1,590	Industrias Penoles SAB de C.V.	28,555
1,296	Jastrzebska Spolka Weglowa SA*	26,405
15,000	Jiangxi Copper Co., Ltd.	19,013
6,063	Jindal Saw, Ltd.	7,019
13,059	Jindal Steel & Power, Ltd.*	42,426
22,868	JSW Steel, Ltd.	108,930
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D*	41,407
1,696	KGHM Polska Miedz SA	39,790
44	KISWIRE, Ltd.	1,151
71	Korea Zinc Co.	24,580
1,878	Koza Altin Isletmeleri AS*	17,337
1,140	Kumba Iron Ore, Ltd.	24,327
166	Kumkang Kind Co., Ltd.	4,302
46,000	Maanshan Iron & Steel Co., Ltd.*	20,292
2,036	Magnitogorsk Iron & Steel Works, GDR	17,938
23,056	Minera Frisco SAB de C.V.*	8,674
2,737	MMC Norilsk Nickel PJSC, ADR	49,348
38,000	MMG, Ltd.*	26,373
2,840	Moil, Ltd.	7,182
10,596	National Aluminum Co., Ltd.	9,988
7,353	Northam Platinum, Ltd.*	19,674
864	Novolipetsk Steel PJSC, GDR	20,946
364	Poongsan Corp.	11,109
1,832	POSCO, ADR	135,788
85	POSCO	25,115
29,640	Press Metal Aluminium Holdings Berhad	31,926
449,100	PT Aneka Tambang Persero Tbk	27,791
71,800	PT Vale Indonesia Tbk*	20,195
3,505	Royal Bafokeng Platinum, Ltd.*	5,092
697	Seah Besteel Corp.	13,394
282	Seah Steel Corp.	19,264
2,792	Severstal PAO, GDR	40,783

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
66,000	Shougang Fushan Resources Group, Ltd.	$15,641
71,766	Sibanye Gold, Ltd.*	42,956
11,722	Steel Authority of India, Ltd.*	14,173
32,220	TA Chen Stainless Pipe	38,261
9,813	Tata Steel, Ltd., GDR	80,386
11,000	Thye Ming Industrial Co., Ltd.	14,196
7,000	Ton Yi Industrial Corp.	2,881
22,000	Tung Ho Steel Enterprise Corp.	16,246
22,223	Vale SA, ADR	284,898
10,000	Vale SA	127,432
6,773	Vedanta, Ltd., ADR	92,113
5,402	Vedanta, Ltd.	18,503
15,000	YC INOX Co., Ltd.	13,086
3,000	Yeong Guan Energy Technology Group Co., Ltd.	5,754
38,213	Yieh Phui Enterprise Co., Ltd.	12,968
3,500	Zhaojin Mining Industry Co., Ltd.^	2,668
72,000	Zijin Mining Group Co., Ltd.	27,308

		2,695,651

Multiline Retail (0.7%):
59,000	Far Eastern Department Stores, Ltd.	37,824
295	Hyundai Department Store Co., Ltd.	30,546
12,854	Lojas Renner SA	95,999
1,090	Poya International Co., Ltd.	11,728
34,100	PT Matahari Department Store Tbk	20,908
485,000	PT Mitra Adiperkasa Tbk	30,461
39,838	Ripley Corp SA	37,831
3,596	S.A.C.I. Falabella	32,981
130	Shinsegae Department Store Co.	46,771
16,963	Woolworths Holdings, Ltd.	68,500

		413,549

Multi-Utilities (0.0%):
88,020	YTL Corporation Berhad	24,594

Oil, Gas & Consumable Fuels (6.1%):
4,729	Aegis Logistics, Ltd.	14,712
30,900	Bangchak Corp. Public Co., Ltd.	29,867
38,500	Banpu Public Co., Ltd.	22,676
4,863	Bharat Pertoleum Corp., Ltd.	26,486
1,639	Chennai Petroleum Corp., Ltd.	7,269
42,000	China Coal Energy Co., Ltd., Class H	17,341
186,000	China Petroleum & Chemical Corp., Class H	166,961
21,000	China Shenhua Energy Co., Ltd.	49,447
326	CNOOC, Ltd., ADR	55,824
70,000	CNOOC, Ltd.	119,935
2,482	Coal India, Ltd.	9,571
3,850	Cosan sa industria e Comercio	35,350
3,352	Ecopetrol SA, ADR	68,884
1,700	Empresas Copec SA	26,038
13,500	Energy Absolute Public Co., Ltd.	13,316
6,797	Exxaro Resources, Ltd.	62,332
13,000	Formosa Petrochemical Corp.	52,140
10,974	Gazprom OAO, ADR	48,184

Continued

14

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,413	Grupa Lotos SA	$51,870
1,737	GS Holdings	84,723
3,975	Gujarat Mineral Development Corp., Ltd.	6,179
48	Hankook Shell Oil Co., Ltd.	15,224
11,200	Hengyuan Refining Co. BHD	17,238
8,845	Hindustan Petroleum Corp., Ltd.	33,452
12,804	Indian Oil Corp., Ltd.	29,134
60,200	Indika Energy Tbk PT	14,339
168,900	IRPC Public Co., Ltd.	29,542
40,000	Kunlun Energy Co., Ltd.	34,930
340	Lubelski Wegiel Bogdanka SA	4,897
877	LUKOIL PJSC, ADR	60,451
218,800	Medco Energi Internasional*	14,696
7,265	MOL Hungarian Oil & Gas plc	70,252
140	NovaTek OAO, Registered Shares, GDR	20,738
7,632	Oil & Natural Gas Corp., Ltd.	17,608
5,553	Oil India, Ltd.	16,979
82,000	PetroChina Co., Ltd., Class H	62,432
18,410	Petroleo Brasileiro SA, ADR	162,745
10,434	Petroleo Brasileiro SA, ADR	104,653
144,200	Petron Corp.	23,982
3,300	Petron Malaysia Refining & Marketing BHD	5,906
3,800	Petronas Dagangan Berhad	23,283
10,744	Petronet LNG, Ltd.	34,351
10,880	Pilipinas Shell Petroleum Corp.	10,461
5,025	Polski Koncern Naftowy Orlen SA	112,681
12,311	Polskie Gornictwo Naftowe i Gazownictwo SA	18,767
490,000	PT Adaro Energy Tbk	61,096
336,100	PT Delta Dunia Makmur Tbk*	17,202
15,000	PT Indo Tambangraya Megah Tbk	23,417
126,500	PT Tambang Batubara Bukit Asam Tbk	34,971
31,700	PT United Tractors Tbk	69,767
9,600	PTT Exploration & Production Public Co., Ltd.	40,655
185,600	PTT PCL	268,594
3,900	QGEP Participacoes SA	14,845
8,252	Reliance Industries, Ltd., GDR(a)	231,518
777	Reliance Industries, Ltd.	11,018
6,618	Rosneft Oil Co., Registered Shares, GDR	41,004
27,680	Semirara Mining and Power Corp.	15,716
53,800	Siamgas & Petrochemicals PCL	14,930
723	SK Energy Co., Ltd.	130,918
355	SK Gas, Ltd.	29,907
341	S-Oil Corp.	33,465
867	Tatneft Pjsc, ADR	55,574
15,900	Thai Oil Public Co., Ltd.	37,284
2,493	The Great Eastern Shipping Co., Ltd.	10,261
2,064	Tupras-Turkiye Petrol Rafine	48,546
4,566	Ultrapar Participacoes SA, ADR	54,061
252,000	United Energy Group, Ltd.	33,341

		3,185,936

Paper & Forest Products (0.8%):
2,001	Century Plyboards India, Ltd.	7,336
7,803	Duratex SA	17,499

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
5,996	Empresas CMPC SA	$21,857
2,179	Fibria Celulose SA, ADR	40,508
2,331	Hansol Holdings Co., Ltd.	9,356
146	Hansol Paper Co., Ltd.	2,193
19,000	Lee & Man Paper Manufacturing, Ltd.	19,131
23,397	Long Chen Paper Co., Ltd.	19,939
1,095	Mondi, Ltd.	29,681
29,000	Nine Dragons Paper Holdings, Ltd.	36,889
44,300	PT Indah Kiat Pulp & Paper Corp Tbk*	57,430
18,030	Sappi, Ltd.	120,052
6,600	Suzano Papel e Celulose SA	76,168
12,900	Ta Ann Holdings Berhad	8,404
47,000	YFY, Inc.*	18,559

		485,002

Personal Products (1.2%):
181	Amorepacific Corp.	52,323
384	Amorepacific Group	42,518
926	Bajaj Corp., Ltd.	5,452
3,000	Chlitina Holding, Ltd.	29,194
945	Colgate-Palmolive India, Ltd.	16,337
173	Cosmax, Inc.	25,187
6,364	Dabur India, Ltd.	36,341
2,786	Emami, Ltd.	21,507
101	Gillette India, Ltd.	9,466
2,030	Godrej Consumer Products, Ltd.	36,303
3,000	Grape King BIO, Ltd.	22,620
9,000	Hengan International Group Co., Ltd.	86,073
499	Korea Kolmar Co., Ltd.	37,813
84	LG Household & Health Care, Ltd.	105,171
8,551	Marico, Ltd.	41,376
4,000	Natura Cosmeticos SA	31,288
174	Procter & Gamble Hygiene & Healthcare, Ltd.	25,205
2,000	TCI Co., Ltd.	30,853

		655,027

Pharmaceuticals (1.7%):
154	Abbott India, Ltd.	16,269
2,184	Adcock Ingram Holdings, Ltd.	9,588
510	Ajanta Pharma, Ltd.*	7,311
840	Alembic Pharmaceuticals, Ltd.	6,160
3,575	Aspen Pharmacare Holdings, Ltd.	67,344
7,287	Aurobindo Pharma, Ltd.	64,563
3,311	Cadila Healthcare, Ltd.*	18,223
8,000	Center Laboratories, Inc.*	18,663
16,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd.*	11,250
21,000	China Medical System Holdings, Ltd.	41,775
22,000	China Pharmaceutical Enterprise & Investment Corp.	66,131
3,000	China Shineway Pharmaceutical Group, Ltd.	5,850
12,000	China Traditional Chinese Medicine Co., Ltd.	10,360
190	Chong Kun Dang Pharmaceutical Corp.	17,115
156	Chongkundang Holdings Corp.	9,065
3,827	Cipla, Ltd.	34,431

Continued

15

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	$7,435
2,231	Dr. Reddy’s Laboratories, Ltd., ADR	71,838
27,400	Genomma Lab Internacional Sab de C.V.*	22,949
8	Glaxo smithkline Pharmaceuticals, Ltd.	327
3,004	Glenmark Pharmaceuticals, Ltd.	25,533
34	Hanmi Pharm Co., Ltd.	12,829
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.*(b)(c)	5,168
2,700	Hypermarcas SA	19,189
2,351	Ipca Laboratories, Ltd.	24,015
2,206	Jubilant Life Sciences, Ltd.	22,521
754	Kwang Dong Pharmmaceutical Co.	5,182
3,131	Lupin, Ltd.	41,273
701	Natco Pharma, Ltd.	8,239
552	Piramal Enterprises, Ltd.	20,427
287,900	PT Kalbe Farma Tbk	24,489
697	Richter Gedeon Nyrt	12,751
507	Samjin Pharmaceutical Co., Ltd.	20,532
57	Sanofi India, Ltd.	4,316
49,000	Sino Biopharmaceutical, Ltd.	74,773
133	Solara Active Pharma Sciences, Ltd.*	441
40,172	SSY Group, Ltd.	44,477
803	Strides Shasun, Ltd.	4,626
3,891	Sun Pharmaceutical Industries, Ltd.	32,000
11,000	Tong Ren Tang Technologies Co., Ltd.	17,372
695	Torrent Pharmaceuticals, Ltd.	14,208
5,000	TTY Biopharm Co., Ltd.	15,996
95	Yuhan Corp.	18,536
3,029	Yungjin Pharmaceutical Co., Ltd.*	20,180
16,000	YungShin Global Holding Corp.	21,596

		1,017,316

Professional Services (0.0%):
3,000	Sporton International, Inc.	14,560

Real Estate Management & Development (3.3%):
28,000	Agile Property Holdings, Ltd.	47,694
3,615	Aliansce Shopping Centers SA	13,667
7,349	Attacq, Ltd.*	9,139
38,800	Ayala Land, Inc.	27,557
215,000	Bangkok Land PCL*	12,076
30,000	Beijing Capital Land, Ltd.	12,905
12,023	BR Malls Participacoes SA*	30,221
14,000	C C Land Holdings, Ltd.	3,118
15,400	Cathay Real Estate Development Co., Ltd.	8,081
12,300	Central Pattana Public Co., Ltd.	25,886
36,000	China Evergrande Group*	91,529
40,000	China Overseas Grand Oceans Group, Ltd.	14,707
30,000	China Overseas Land & Investment, Ltd.	98,146
12,000	China Overseas Property Holdings, Ltd.	3,957
30,000	China Resources Land, Ltd.	100,417
15,000	China Sce Property Holdings, Ltd.	7,076
50,000	China South City Holdings, Ltd.	9,726
7,300	China Vanke Co., Ltd., Class H	25,490
3,000	Chong Hong Construction Co., Ltd.	9,256

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
46,000	CIFI Holdings Group Co., Ltd.	$29,107
10,190	Corporacion Inmobiliaria Vesta SAB de C.V.	13,343
36,000	Country Garden Holdings Co., Ltd.	62,808
6,951	DLF, Ltd.	19,123
852	Dongwon Development Co., Ltd.	2,980
13,200	DoubleDragon Properties Corp.*	6,308
44,500	Eco World Development Group Berhad*	13,538
2,544	Etalon Group, Ltd.	6,962
16,000	Farglory Land Development Co., Ltd.	17,005
474,000	Filinvest Land, Inc.	12,434
96,000	Franshion Properties China, Ltd.	48,110
65,000	Fullshare Holdings, Ltd.	32,121
30,000	Future Land Development Holdings, Ltd.	27,009
16,000	Greenland Hong Kong Holdings, Ltd.	5,901
12,500	Greentown China Holdings, Ltd.	16,737
18,000	Guangzhou R&F Properties Co., Ltd., Class H	36,101
15,600	Highwealth Construction Corp.	23,146
4,000	Huaku Development Co., Ltd.	8,696
19,000	Hung Sheng Construction, Ltd.	25,444
1,800	Iguatemi Empresa de Shopping Centers SA	14,395
5,190	Indiabulls Real Estate, Ltd.*	11,831
21,700	IOI Properties Group Berhad	8,591
12,000	Jiayuan International Group, Ltd.	20,793
33,000	K Wah International Holdings L	18,920
4,405	Korea Real Estate Investment & Trust Co., Ltd.	10,724
15,000	KWG Property Holding, Ltd.	18,691
6,200	L.P.N. Development Public Co., Ltd.	1,871
14,182	LC Corp. SA	9,278
18,500	Longfor Properties Co., Ltd.	49,787
52,975	Mah Sing Group Berhad	14,019
190,500	Megaworld Corp.	15,280
59,000	Mingfa Group International Co., Ltd.*(b)(c)	423
1,265	Multiplan Empreendimentos Imobiliarios SA	18,480
1,588	NEPI Rockcastle plc	14,173
938	Oberoi Realty, Ltd.	6,530
8,462	Parque Arauco SA	23,822
944	Phoenix Mills, Ltd. (The)	9,162
53,000	Poly Property Group Co., Ltd.	21,815
1,252	Prestige Estates Projects, Ltd.	4,938
33,000	Prince Housing & Development Corp.	12,013
21,400	Pruksa Holding Public Co., Ltd.	12,279
417,700	PT Alam Sutera Realty Tbk*	9,549
434,245	PT Ciputra Development Tbk	30,860
2,256,500	PT Hanson International Tbk*	20,750
577,600	PT Lippo Karawaci Tbk	13,698
177,300	PT Modernland Realty Tbk	3,585
327,500	PT Pakuwon Jati Tbk	12,101
251,500	PT Summarecon Agung Tbk	15,857
130,100	Quality Houses PCL	12,103
54,000	Radium Life Tech Co., Ltd.*	19,826
20,000	Redco Properties Group, Ltd.(a)	10,189
464,000	Renhe Commercial Holdings Co., Ltd.*	9,158

Continued

16

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
49,352	Robinsons Land Corp.	$17,188
14,000	Ronshine China Holdings, Ltd., Class H*	18,040
15,600	Ruentex Development Co., Ltd.*	17,994
14,000	Shanghai Industrial Urban development Group, Ltd.	2,558
75,023	Shenzhen Investment, Ltd.	27,216
21,000	Shimao Property Holdings, Ltd.	54,842
95,500	Shui On Land, Ltd.	24,084
21,995	Sime Darby Property Berhad	6,519
48,500	Sino-Ocean Land Holdings, Ltd.	28,111
30,000	Skyfame Realty Holdings, Ltd.	22,053
65,700	SM Prime Holdings, Inc.	44,220
707	Sobha, Ltd.	4,548
36,500	Soho China, Ltd.	17,319
14,100	SP Setia Berhad	10,823
20,464	Sunway Berhad	7,859
28,400	Supalai Public Co., Ltd.*	20,157
67,000	Taiwan Land Development Corp.*	19,820
42,100	UEM Sunrise Berhad	7,389
31,500	UOA Development Berhad	18,561
89,800	Vista Land & Lifescapes, Inc.	10,327
172,000	Yuexiu Property Co., Ltd.	32,783
24,000	Yuzhou Properties Co., Ltd.	14,054

		1,859,477

Road & Rail (0.2%):
102	CJ Korea Express Co., Ltd.*	15,362
2,574	Container Corp. of India, Ltd.	24,486
7,300	Cosan Logistica SA	18,142
1,934	Globaltrans Investment plc, GDR	19,736
11,970	Localiza Rent a Car SA	73,055
821	PKP Cargo SA*	9,722
10,000	Rumo SA*	36,129

		196,632

Semiconductors & Semiconductor Equipment (6.8%):
9,000	A-DATA Technology Co., Ltd.	19,379
5,000	Advanced Wireless Semiconductor Co.	12,575
5,100	Ardentec Corp.	5,638
13,000	Chipbond Technology Corp.	26,944
2,091	Dongbu Hitek Co., Ltd.	36,720
5,080	Elite Advanced Laser Corp.	17,232
2,000	eMemory Technology, Inc.	25,049
251	EO Technics Co., Ltd.	15,689
23,000	Epistar Corp.*	28,724
20,000	Everlight Electronics Co., Ltd.	25,183
250,000	GCL-Poly Energy Holdings, Ltd.*	23,442
9,000	Gigastorage Corp.*	3,127
15,634	Gintech Energy Corp.*	6,660
30,800	Globetronics Technology Berhad	16,823
12,000	Greatek Electronics, Inc.	21,304
11,000	Holtek Semiconductor, Inc.	26,744
11,000	Hua Hong Semiconductor, Ltd.(a)	37,453
75	Hyundai Robotics Co., Ltd.*	23,762
1,838	Jusung Engineering Co., Ltd.	13,519

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
31,000	King Yuan Electronics Co., Ltd.	$28,188
13,000	Kinsus Interconnect Technology Corp.	22,276
410	Koh Young Technology, Inc.	37,502
2,000	Land Mark Optoelectronics Corp.	18,657
121	LEENO Industrial, Inc.	6,837
15,000	Lite-On Semiconductor Corp.	20,956
34,435	Macronix International Co., Ltd.*	48,917
3,600	Malaysian Pacific Industries Berhad	9,114
7,000	MediaTek, Inc.	68,806
10,816	Motech Industries, Inc.*	5,458
11,424	Nanya Technology Corp.	31,113
26,430	Neo Solar Power Corp.*	8,748
9,000	Novatek Microelectronics Corp.	40,550
13,000	Pan Jit International, Inc.*	24,272
1,000	Parade Technologies, Ltd.	16,778
3,000	Phison Electronics Corp.	23,697
15,000	Powertech Technology, Inc.	43,502
935	PSK, Inc.	21,405
9,000	Radiant Opto-Electronics Corp.	17,990
6,000	Realtek Semiconductor Corp.	21,816
10,057	Semiconductor Manufacturing International Corp., ADR*^	65,371
1,476	Seoul Semiconductor Co., Ltd.	21,955
5,300	SFA Semicon Co., Ltd.*	9,101
4,000	Sigurd Microelectronics Corp.	4,973
14,000	Sino-American Silicon Products, Inc.	56,379
5,000	Sitronix Technology Corp.	19,256
6,595	SK Hynix, Inc.	505,577
9,000	Taiwan Semiconductor Co., Ltd.	25,465
48,851	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,785,992
14,000	Taiwan Surface Mounting Technology Corp.	12,527
862	Tes Co., Ltd.	18,097
3,228	Topco Scientific Co., Ltd.	8,455
758	Toptec Co., Ltd.*	16,575
35,700	Unisem (M) Berhad	20,372
72,299	United Microelectronics Corp., ADR	203,883
20,000	Vanguard International Semiconductor Corp.	45,739
5,250	Visual Photonics Epitaxy Co., Ltd.	19,757
3,153	WIN Semiconductors Corp.	22,650
56,648	Winbond Electronics Corp.	36,172
750	Wonik Ips Co., Ltd.	18,890
74,000	Xinyi Solar Holdings, Ltd.	22,675

		3,842,410

Software (0.5%):
1,872	Asseco Poland SA	20,018
1,339	CD Projekt SA*	57,781
244	Com2uS Corp.	36,742
1,953	Cyient, Ltd.	21,836
333	DuzonBIzon Co., Ltd.	18,501
4,000	Kingsoft Corp., Ltd.	12,072
4,341	Kpit Technologies, Ltd.	17,194
54	Ncsoft Corp.	17,959

Continued

17

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
158	Netmarble Games Corp.(a)	$21,554
271	NHN Entertainment Corp.*	15,764
548	NIIT Technologies, Ltd.	8,776
424	Oracle Financial Services Software, Ltd.*	25,199
1,758	Tata Elxsi, Ltd.	34,216

		307,612

Specialty Retail (1.0%):
39,000	Beauty Community Public Co., Ltd., Class F	14,349
19,800	Bermaz Motor Berhad	10,789
394	Cashbuild, Ltd.	9,446
11,000	China Harmony New Energy Auto Holding, Ltd.	4,693
2,900	Cia. Hering	10,822
255,000	GOME Electrical Appliances Holdings, Ltd.*	25,971
101,400	Home Product Center Public Co., Ltd.	41,031
3,000	Hotai Motor Co., Ltd.	26,402
134	Hotel Shilla Co., Ltd.	14,831
291	Lotte Himart Co., Ltd.	20,565
4,828	Mr.Price Group, Ltd.	79,363
16,800	Padini Holdings Berhad	24,806
347,300	PT ACE Hardware Indonesia Tbk	30,772
13,142	Super Group, Ltd.*	33,610
4,203	The Foschini Group, Ltd.	53,272
8,941	Truworths International, Ltd.	50,392
4,908	Via Varejo SA	23,685
8,500	Zhongsheng Group Holdings, Ltd.	25,427

		500,226

Technology Hardware, Storage & Peripherals (6.0%):
32,000	Acer, Inc.	26,102
4,399	Advantech Co., Ltd.	28,980
30,841	ASE Technology Holding Co., Ltd., ADR*	141,869
13,000	Asia Vital Components Co., Ltd.	12,202
5,000	Asustek Computer, Inc.	45,643
3,562	Casetek Holdings, Ltd.	8,660
11,000	Catcher Technology Co., Ltd.	122,868
8,085	Chicony Electronics Co., Ltd.	18,211
14,000	Clevo Co.	15,745
99,967	CMC Magnetics Corp.*	29,481
56,000	Compal Electronics, Inc.	35,237
92,000	Coolpad Group, Ltd.*(b)	1,840
2,000	Ennoconn Corp.*	29,009
8,220	Foxconn Technology Co., Ltd.	20,102
11,000	Gigabyte Technology Co., Ltd.	24,324
9,000	High Tech Computer Corp.*	16,778
20,000	Inventec Corp.	15,701
4,000	Legend Holdings Corp., Class H(a)	12,172
122,000	Lenovo Group, Ltd.	65,703
46,460	Lite-On Technology Corp.	56,198
11,000	Micro-Star International Co., Ltd.	33,953
26,119	Mitac Holding Corp.	28,305
28,000	Pegatron Corp.	57,546
7,000	Primax Electronics, Ltd.	14,177
53,000	Qisda Corp.	37,347

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
29,000	Quanta Computer, Inc.	$50,850
49,360	Ritek Corp.*	23,758
1,913	Samsung Electronics Co., Ltd., GDR	1,993,785
6,800	Samsung Electronics Co., Ltd.	283,966
208	Sindoh Co., Ltd.	9,909
8,000	Transcend Infromation, Inc.	22,194
69,332	Wistron Corp.	51,429

		3,334,044

Textiles, Apparel & Luxury Goods (1.3%):
5,885	Aksa Akrilik Kimya Sanayii AS	14,713
12,000	Anta Sports Products, Ltd.	63,131
1,300	Arezzo Industria E Comercio SA	14,654
3,289	Arvind, Ltd.	19,112
587	CCC SA	32,377
76,000	China Dongxiang Group Co., Ltd.	13,898
10,000	Cosmo Lady China Holdings Co., Ltd.(a)	4,984
2,059	De Licacy Industrial Co., Ltd.	1,647
2,085	Eclat Textile Co., Ltd.	24,769
451	F&f Co., Ltd.	33,040
8,075	Feng Tay Enterprise Co., Ltd.	40,489
885	Fila Korea, Ltd.	26,693
14,000	Formosta Taffeta Co., Ltd.	15,333
600	Guararapes Confeccoes SA	14,655
535	Handsome Co., Ltd.	19,990
585	Hansae Co., Ltd.	8,579
1,315	Indo Count Industies, Ltd.	1,186
785	KPR Mill, Ltd.	7,304
459	LF Corp.	11,565
26,500	Li Ning Co., Ltd.*	29,014
4	LPP SA	9,056
3,212	Makalot Industrial Co., Ltd.	14,445
68	Page Industries, Ltd.	27,556
30,000	Pou Chen Corp.	34,813
2,940	Rajesh Exports, Ltd.	25,768
1,269	Raymond, Ltd.	16,965
35,000	Roo Hsing Co., Ltd.*	16,518
7,000	Ruentex Industries, Ltd.	14,268
7,000	Shenzhou International Group	85,836
388	SRF, Ltd.	9,600
34,140	Tainan Spinning Co., Ltd.	15,039
7,000	Taiwan Paiho, Ltd.	14,728
4,591	Titan Co., Ltd.	58,828
627	Vardhman Textiles, Ltd.	11,157
5,586	Welspun India, Ltd.	4,410
337	Youngone Corp.	10,124
239	Youngone Holdings Co., Ltd.	11,772

		778,016

Thrifts & Mortgage Finance (0.7%):
1,135	Can Fin Homes, Ltd.	5,630
5,015	Dewan Housing Finance Corp., Ltd.	46,538
1,572	Gruh Finance, Ltd.	6,970
6,407	Housing Development Finance Corp., Ltd.	178,346

Continued

18

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
5,052	Indiabulls Housing Finance, Ltd.	$84,163
7,284	LIC Housing Finance, Ltd.	49,769

		371,416

Tobacco (0.5%):
3,300	British American Tobacco Malaysia Berhad	28,403
31,635	ITC, Ltd.	122,803
823	KT&G Corp.	78,929
7,000	PT Gudang Garam Tbk	32,812
214	VST Industries, Ltd.	9,062

		272,009

Trading Companies & Distributors (0.2%):
11,062	Adani Enterprises, Ltd.	18,269
6,830	Barloworld, Ltd.	64,221
1,537	Daewoo International Corp.	29,478
1,664	Hudaco Industries, Ltd.	18,374
590	LG International Corp.	12,773
270,000	New Provenance Everlasting Holdings, Ltd.*	1,897
52,300	PT AkR Corporindo Tbk	15,665
2,473	SK Network Co., Ltd.	9,980
88	Trencor, Ltd.	218

		170,875

Transportation Infrastructure (1.3%):
9,195	Adani Ports & Special Economic Zone, Ltd.	50,027
30,500	Airports of Thailand PCL	58,038
13,600	Bangkok Aviation Fuel Services Public Co., Ltd.	12,932
140,782	Bangkok Exressway & Metro Public Co., Ltd.	31,627
20,000	Beijing Capital International Airport Co., Ltd.	21,035
13,964	China Merchants Holdings International Co., Ltd.	28,181
11,900	Companhia de Concessoes Rodoviarias	30,863
26,000	Cosco Pacific, Ltd.	21,518
3,700	Ecorodovias Infraestrutura e Logistica SA	7,009
1,854	Gateway Distriparks, Ltd.	4,806
4,715	Grupo Aeroportuario del Centro Norte, SAb de C.V.	24,630
260	Grupo Aeroportuario del Sureste SAB de C.V., ADR	41,382
4,648	Grupo Aeroporturaio del Pacifico SAB de C.V.	43,143
5,801	Gujarat Pipavav Port, Ltd.	8,930
19,750	International Container Terminal Services, Inc.	28,510
16,000	Jiangsu Expressway Co., Ltd., Series H	19,001
12,000	Malaysia Airports Holdings Berhad	26,155
4,080	Promotora y Operadora de Infraestructura SAB de C.V.	36,527
57,956	PT Jasa Marga Persero Tbk	16,879
15,000	Qingdao Port International Co., Ltd.(a)	11,230
22,789	Shenzhen International Holdings, Ltd.	47,107
58,253	Sociedad Matriz SAAM SA	5,327
18,000	Taiwan High Speed Rail Corp.	14,106
6,974	TAV Havalimanlari Holding AS	34,085
70,000	Tianjin Port Development Holdings, Ltd.	8,473
29,300	Westports Holding Berhad	24,565
20,000	Zhejiang Expressway Co., Ltd.	17,818

		673,904

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.5%):
36,941	Aguas Andinas SA, Class A	$20,194
38,000	Beijing Enterprises Water Group, Ltd.	20,700
4,600	Cia de Saneamento Do Parana	10,625
1,600	Cia de Saneamento Do Parana	19,811
6,610	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	39,726
1,200	Companhia de Saneamento de Minas Gerais- Copasa MG	12,802
64,000	CT Environmental Group, Ltd.	8,857
22,000	Guangdong Investment, Ltd.	34,834
16,068	Inversiones Aguas Metropolitanas SA	24,559
67,400	Manila Water Co.	35,367
37,300	TTW Public Co., Ltd.	13,188

		240,663

Wireless Telecommunication Services (2.9%):
11,500	Advanced Information Service plc	64,250
16,141	America Movil SAB de C.V., Series L, ADR	268,910
38,090	Axiata Group Berhad	35,858
13,131	Bharti Airtel, Ltd.	73,163
19,500	China Mobile, Ltd.	172,966
5,853	China Mobile, Ltd., ADR	259,815
17,300	DIGI.com Berhad	17,748
2,969	Empresa Nacional de Telecomunicaciones SA	27,285
18,000	Far EasTone Telecommunications Co., Ltd.	46,517
520	Globe Telecom, Inc.	15,002
29,245	Idea Cellular, Ltd.*	25,317
16,200	Maxis Berhad	21,881
2,220	MegaFon PJSC, Registered Shares, GDR	19,565
26,672	MTN Group, Ltd.	209,731
1,112	PLDT, Inc., ADR	25,999
30,600	PT Indosat Tbk	6,786
112,500	PT XL Axiata Tbk*	19,758
25,752	Reliance Communications, Ltd.*	5,158
1,682	SK Telecom Co., Ltd., ADR	39,224
14,000	Taiwan Mobile Co., Ltd.	50,743
1,730	Tim Participacoes SA, ADR^	29,168
15,400	Total Access Communication Public Co., Ltd.	17,091
5,607	Turkcell Iletisim Hizmetleri AS, ADR	36,670
11,621	Veon, Ltd., ADR	27,658
7,366	Vodacom Group, Ltd.	65,838

		1,582,101

Total Common Stocks (Cost $52,663,616)		56,015,200

Preferred Stocks (0.2%):
Airlines (0.0%):
3,500	Azul SA*	19,112

Chemicals (0.2%):
2,900	Braskem SA, Class A, 6.24%	37,704
2,000	Unipar Carbocloro SA, 15.06%	20,041

		57,745

Electric Utilities (0.0%):
723	Companhia de Transmissao de Energia Eletrica Paulista, 12.72%	10,775

Continued

19

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Independent Power & Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 0.23%	$17,194

Machinery (0.0%):
17,000	Marcopolo SA, 0.63%	14,565

Metals & Mining (0.0%):
7,000	Usinas Siderurgicas de Minas Gerais SA, Class A, 0.65%	13,241

Total Preferred Stocks (Cost $100,121)		132,632

Right (0.0%):
Real Estate Management & Development (0.0%):
139,200	Renhe Commercial Holdings Co, Ltd., Expires on 7/11/18*	177

Total Right (Cost $—)		177

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.6%):
$912,663	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	$912,663

Total Securities Held as Collateral for Securities on Loan (Cost $912,663)		912,663

Unaffiliated Investment Company (0.2%):
138,941	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(e)	138,941

Total Unaffiliated Investment Company (Cost $138,941)		138,941

Total Investment Securities (Cost $53,815,341) — 101.1%(f)		57,199,613
Net other assets (liabilities) — (1.1)%		(644,029)

Net Assets — 100.0%		$56,555,584

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $863,711.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.12% of the net assets of the Fund.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 0.01% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(e)	The rate represents the effective yield at June 30, 2018.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Bermuda	0.4%
Brazil	6.5%
Cayman Islands	0.6%
Chile	1.4%
China	11.0%
Colombia	0.5%
Czech Republic	0.2%
Egypt	0.1%
Guernsey	— %^
Hong Kong	5.2%
Hungary	0.3%
India	12.6%
Indonesia	2.7%
Malaysia	3.5%
Malta	— %^
Mexico	3.2%

Country	Percentage
Netherlands	— %^
Philippines	1.4%
Poland	1.6%
Republic of Korea (South)	17.2%
Romania	— %^
Russian Federation	1.2%
South Africa	6.8%
Spain	— %^
Switzerland	— %^
Taiwan, Province Of China	17.0%
Thailand	2.9%
Turkey	1.1%
Ukraine	— %^
United States	2.6%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the financial statements.

20

AZL DFA Emerging Markets Core Equity Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$53,815,341

Investment securities, at value*	$57,199,613
Interest and dividends receivable	211,220
Foreign currency, at value (cost $534,660)	532,484
Reclaims receivable	12,613
Prepaid expenses	4,574

Total Assets	57,960,504

Liabilities:
Cash overdraft	124,286
Payable for investments purchased	278,761
Payable for collateral received on loaned securities	912,663
Accrued foreign taxes	41,964
Manager fees payable	33,874
Administration fees payable	1,324
Distribution fees payable	12,048

Total Liabilities	1,404,920

Net Assets	$56,555,584

Net Assets Consist of:
Capital	$54,997,456
Accumulated net investment income/(loss)	868,011
Accumulated net realized gains/(losses) from investment transactions	(2,647,998)
Net unrealized appreciation/(depreciation) on investments	3,338,115

Net Assets	$56,555,584

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,532,971
Net Asset Value (offering and redemption price per share)	$10.22

*	Includes securities on loan of $863,711.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$801,829
Income from securities lending	7,745
Foreign withholding tax	(58,286)

Total Investment Income	751,288

Expenses:
Manager fees	390,330
Administration fees	120,078
Distribution fees	78,066
Custodian fees	28,845
Administrative and compliance services fees	559
Transfer agent fees	3,044
Trustee fees	1,812
Professional fees	1,822
Shareholder reports	382
Other expenses	692

Total expenses before reductions	625,630
Less expenses voluntarily waived/reimbursed by the Manager	(93,679)
Less expense contractually waived/reimbursed by the Manager	(63,613)

Net expenses	468,338

Net Investment Income/(Loss)	282,950

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	1,081,647
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(6,772,647)
Change in accrued foreign tax liability	30,693

Net Realized/Unrealized Gains/(Losses) on Investments	(5,660,307)

Change in Net Assets Resulting From Operations	$(5,377,357)

See accompanying notes to the financial statements.

21

AZL DFA Emerging Markets Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$282,950	$592,564
Net realized gains/(losses) on investment transactions	1,081,647	1,352,279
Change in unrealized appreciation/depreciation on investments	(6,741,954)	17,142,331

Change in net assets resulting from operations	(5,377,357)	19,087,174

Distributions to Shareholders:
From net investment income	—	(668,124)

Change in net assets resulting from distributions to shareholders	—	(668,124)

Capital Transactions:
Proceeds from shares issued	975,242	926,887
Proceeds from dividends reinvested	—	668,124
Value of shares redeemed	(6,089,784)	(10,968,166)

Change in net assets resulting from capital transactions	(5,114,542)	(9,373,155)

Change in net assets	(10,491,899)	9,045,895
Net Assets:
Beginning of period	67,047,483	58,001,588

End of period	$56,555,584	$67,047,483

Accumulated net investment income/(loss)	$868,011	$585,061

Share Transactions:
Shares issued	89,754	91,727
Dividends reinvested	—	63,997
Shares redeemed	(533,161)	(1,077,621)

Change in shares	(443,407)	(921,897)

See accompanying notes to the financial statements.

22

AZL DFA Emerging Markets Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.22		$8.41	$7.53	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06		0.12	0.10	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(1.06)		2.80	0.85	(2.53)

Total from Investment Activities	(1.00)		2.92	0.95	(2.47)

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	(0.07)	—

Total Dividends	—		(0.11)	(0.07)	—

Net Asset Value, End of Period	$10.22		$11.22	$8.41	$7.53

Total Return(b)	(8.91	)%(c)	34.86%	12.63%	(24.70	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$56,556		$67,047	$58,002	$61,691
Net Investment Income/(Loss)(d)	0.91%		0.92%	1.03%	1.02%
Expenses Before Reductions(d)(e)	2.00%		2.07%	2.03%	2.00%
Expenses Net of Reductions(d)	1.50%		1.49%	1.50%	1.60%
Portfolio Turnover Rate	9	%(c)	9%	16%	26	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

23

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Emerging Markets Core Equity Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

24

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $1 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $761 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $912,663 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA Emerging Markets Core Equity Fund	1.25%	1.50%

*	The Manager voluntarily reduced the management fee to 0.95% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2018, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2018	Expires 12/31/2019	Expires 12/31/2020	Total
AZL DFA Emerging Markets Core Equity Fund	$44,947	$144,438	$180,802	$463,866

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

25

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $290 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks
Aerospace & Defense	$74,028	$81,663	$—	$—	$155,691
Airlines	42,106	306,337	—	—	348,443
Auto Components	31,531	810,438	—	—	841,969
Banks	1,739,996	3,980,517	—	—	5,720,513
Beverages	366,674	307,034	—	—	673,708
Capital Markets	86,490	838,871	—	—	925,361

26

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Chemicals	$306,682	$1,852,545	$—	$—	$2,159,227
Commercial Services & Supplies	13,874	202,749	—	—	216,623
Communications Equipment	—	164,565	1,165	—	165,730
Construction & Engineering	74,474	854,939	—	—	929,413
Construction Materials	101,971	545,294	—	—	647,265
Consumer Finance	11,458	326,605	—	—	338,063
Containers & Packaging	25,691	92,237	—	—	117,928
Diversified Consumer Services	130,854	28,539	—	—	159,393
Diversified Financial Services	42,917	564,628	—	—	607,545
Diversified Telecommunication Services	302,961	411,921	—	—	714,882
Electric Utilities	476,108	390,938	—	—	867,046
Electronic Equipment, Instruments & Components	231,552	2,245,265	—	—	2,476,817
Food & Staples Retailing	306,446	766,968	—	—	1,073,414
Food Products	224,413	1,452,826	—	—	1,677,239
Gas Utilities	30,332	350,010	—	—	380,342
Health Care Providers & Services	65,357	270,009	—	—	335,366
Hotels, Restaurants & Leisure	135,204	521,322	—	—	656,526
Household Durables	88,169	422,288	—	—	510,457
Household Products	37,483	205,976	—	—	243,459
Independent Power & Renewable Electricity Producers	103,283	340,410	—	—	443,693
Industrial Conglomerates	124,363	901,367	—	—	1,025,730
Insurance	83,696	1,424,285	—	—	1,507,981
Internet & Direct Marketing Retail	143,745	62,554	—	—	206,299
Internet Software & Services	683,327	1,538,092	—	—	2,221,419
IT Services	572,685	747,101	—	—	1,319,786
Machinery	20,495	634,897	—	—	655,392
Marine	11,112	175,138	—	—	186,250
Media	173,774	640,185	—	—	813,959
Metals & Mining	1,206,312	1,489,339	—	—	2,695,651
Multiline Retail	166,811	246,738	—	—	413,549
Oil, Gas & Consumable Fuels	638,425	2,547,511	—	—	3,185,936
Paper & Forest Products	156,032	328,970	—	—	485,002
Personal Products	31,288	623,739	—	—	655,027
Pharmaceuticals	113,976	898,172	5,168	—	1,017,316
Real Estate Management & Development	113,928	1,745,126	423	—	1,859,477
Road & Rail	127,326	69,306	—	—	196,632
Semiconductors & Semiconductor Equipment	2,055,246	1,787,164	—	—	3,842,410
Specialty Retail	34,507	465,719	—	—	500,226
Technology Hardware, Storage & Peripherals	141,869	3,192,175	—	—	3,334,044
Textiles, Apparel & Luxury Goods	29,309	748,707	—	—	778,016
Transportation Infrastructure	188,881	485,023	—	—	673,904
Water Utilities	127,717	112,946	—	—	240,663
Wireless Telecommunication Services	714,729	867,372	—	—	1,582,101
All Other Common Stocks+	—	3,232,317	—	—	3,232,317
Preferred Stocks+	132,632	—	—	—	132,632
Right	177	—	—	—	177
Securities Held as Collateral for Securities on Loan	—	—	—	912,663	912,663
Unaffiliated Investment Company	138,941	—	—	—	138,941

Total Investments	$12,981,357	$43,298,837	$6,756	$912,663	$57,199,613

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

27

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Emerging Markets Core Equity Fund	$5,855,037	$11,083,672

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $53,982,555. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,850,198
Unrealized (depreciation)	(7,633,140)

Net unrealized appreciation/(depreciation)	$3,217,058

As of the end of its latest tax year ended December 31, 2017, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL DFA Emerging Markets Core Equity Fund	$3,162,905	$555,308	$3,718,213

During the year ended June 30, 2018, the Fund utilized $1,338,246 in CLCFs to offset capital gains.

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA Emerging Markets Core Equity Fund	$668,124	$—	$668,124

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

28

AZL DFA Emerging Markets Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Emerging Markets Core Equity Fund	$740,083	$—	$(3,718,213)	$9,913,615	$6,935,485

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

29

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

30

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® DFA Five-Year Global Fixed Income Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Five-Year Global Fixed Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$999.00	$4.02	0.81%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,020.80	$4.06	0.81%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Foreign Bonds	57.7%
Yankee Dollars	20.8
Corporate Bonds	18.7
Securities Held as Collateral for Securities on Loan	2.4
Money Markets	0.8

Total Investment Securities	100.4
Net other assets (liabilities)	(0.4)

Net Assets	100.0%

1

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (18.7%):
Banks (0.1%):
$750,000	US Bank NA Cincinnati, 2.85%, 1/23/23, Callable 12/23/22 @ 100	$734,361

Beverages (1.5%):
210,000	Coca-Cola Co. (The), 2.20%, 5/25/22^	203,828
1,200,000	Coca-Cola Co. (The), 1.13%, 9/22/22	1,453,235
4,800,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	5,698,664

		7,355,727

Communications Equipment (1.2%):
4,000,000	Cisco Systems, Inc., 2.20%, 2/28/21	3,924,400
2,000,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,909,346

		5,833,746

Consumer Finance (2.6%):
12,435,000	Toyota Motor Credit Corp., 2.60%, 1/11/22	12,180,264
200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	237,547
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	326,124

		12,743,935

Diversified Financial Services (0.5%):
2,610,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 2/15/21 @ 100	2,568,174

Household Products (2.3%):
2,000,000	Colgate-Palmolive Co., 2.30%, 5/3/22	1,947,801
2,000,000	Procter & Gamble Co. (The), 1.70%, 11/3/21	1,924,487
100,000	Procter & Gamble Co. (The), 2.00%, 11/5/21	124,431
1,474,000	Procter & Gamble Co. (The), 2.15%, 8/11/22	1,422,720
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,901,756

		11,321,195

Industrial Conglomerates (0.7%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,182,481
200,000	3M Co., 0.95%, 5/15/23	241,192
900,000	General Electric Co., 0.38%, 5/17/22, Callable 4/17/22 @ 100	1,048,117

		3,471,790

IT Services (1.5%):
7,600,000	IBM Corp., 2.50%, 1/27/22^	7,426,915

Oil, Gas & Consumable Fuels (1.6%):
600,000	Chevron Corp., 2.10%, 5/16/21, Callable 4/15/21 @ 100^	585,960
7,000,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100	6,866,440
500,000	Exxon Mobil Corp., 2.40%, 3/6/22, Callable 1/6/22 @ 100	488,899

		7,941,299

Pharmaceuticals (2.1%):
100,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	117,634
2,000,000	Merck & Co., Inc., 2.35%, 2/10/22	1,947,617

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$958,000	Novartis Capital Corp., 2.40%, 5/17/22, Callable 4/17/22 @ 100	$930,539
3,000,000	Pfizer, Inc., 1.95%, 6/3/21	2,919,157
4,021,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	4,713,042

		10,627,989

Software (4.1%):
6,551,000	Microsoft Corp., 2.40%, 2/6/22, Callable 1/6/22 @ 100	6,412,096
2,500,000	Microsoft Corp., 2.38%, 2/12/22, Callable 1/12/22 @ 100^	2,444,426
10,307,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	9,816,585
1,833,000	Oracle Corp., 2.50%, 5/15/22, Callable 3/15/22 @ 100	1,784,824

		20,457,931

Technology Hardware, Storage & Peripherals (0.5%):
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,419,842

Total Corporate Bonds (Cost $95,584,935)		92,902,904

Foreign Bonds (57.7%):
Banks (21.3%):
2,226,000	ANZ New Zealand International, Ltd., Series E, 0.40%, 3/1/22+	2,596,004
550,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	720,155
2,100,000	Bank Nederlandse Gemeenten NV, 0.50%, 8/26/22+	2,510,025
1,800,000	Bank Nederlandse Gemeenten NV, 2.25%, 8/30/22+	2,304,268
1,600,000	Bank Nederlandse Gemeenten NV, 0.25%, 2/22/23+	1,890,168
1,983,000	Bayerische Landesbodenkreditanstalt, 2.50%, 2/9/22+	2,533,918
2,220,000	Commonwealth Bank of Australia, 3.25%, 3/31/22+	1,656,298
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,172,468
550,000	Cooperatieve Rabobank UA, 0.13%, 10/11/21+	643,340
500,000	Cooperatieve Rabobank UA, Series G, 4.00%, 1/11/22+	662,278
2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	3,281,172
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,467,574
1,150,000	Dexia Credit Local SA, 0.63%, 1/21/22+	1,374,708
9,350,000	Dexia Credit Local SA, 0.25%, 6/2/22+	11,016,848
1,500,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	1,957,996
5,530,000	Kreditanstalt fuer Wiederaufbau, Series E, 0.88%, 3/15/22+	7,228,141
500,000	Kreditanstalt fuer Wiederaufbau, 0.63%, 7/4/22+	602,764
4,100,000	Kreditanstalt fuer Wiederaufbau, 0.00%, 12/15/22+	4,810,019
1,700,000	Kreditanstalt fuer Wiederaufbau, 0.13%, 2/24/23+	2,003,026
475,000	Land Nordrhein-Westfalen, 0.13%, 3/16/23+	557,619
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	260,694
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,567,986

Continued

2

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	$581,915
3,000,000	Nederlandse Waterschapsbank NV, 0.50%, 10/27/22+	3,580,536
100,000	Nederlandse Waterschapsbank NV, 0.50%, 1/19/23+	119,362
250,000	Nordea Bank AB, Series E, 2.00%, 2/17/21+	307,226
1,900,000	Nordea Bank AB, Series E, 3.25%, 7/5/22+	2,480,485
1,000,000	NRW Bank, 0.00%, 8/10/22+	1,170,202
1,787,000	NRW Bank, 0.00%, 11/11/22+	2,087,250
4,500,000	NRW Bank, 0.13%, 3/10/23+	5,275,548
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,510,839
7,700,000	Royal Bank of Canada, Series DPNT, 1.97%, 3/2/22+	5,686,402
600,000	Skandinaviska Enskilda Banken AB, Series G, 0.30%, 2/17/22+	702,348
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,543,973
2,700,000	State of North Rhine-Westphalia Germany, 0.00%, 12/5/22+	3,159,698
3,167,000	State of North Rhine-Westphalia Germany, 0.38%, 2/16/23+	3,763,944
3,450,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	4,029,283
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,277,530
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,326,481
5,000,000	Toronto-Dominion Bank (The), Series DPNT, 2.62%, 12/22/21+	3,792,887
9,600,000	Toronto-Dominion Bank (The), Series DPNT, 1.99%, 3/23/22+	7,095,528
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	349,088

		105,657,994

Capital Markets (0.3%):
400,000	FMS Wertmanagement, 1.00%, 9/7/22+	523,120
900,000	FMS Wertmanagement AoeR, 0.88%, 2/14/22+	1,177,045

		1,700,165

Consumer Finance (0.2%):
1,500,000	Toyota Credit Canada, Inc., 2.02%, 2/28/22+	1,109,270

Diversified Financial Services (13.9%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,176,716
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,789,526
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,651,957
248,000	Asian Development Bank, 0.20%, 5/25/23+	292,039
403,000	Council Of Europe Development Bank, 0.38%, 10/27/22+	479,800
500,000	European Financial Stability Facility, Series E, 2.25%, 9/5/22+	641,931
11,868,000	European Financial Stability Facility, 0.00%, 11/17/22+	13,907,504
2,000,000	European Investment Bank, 2.38%, 1/18/23+	1,520,709
400,000	European Investment Bank, 1.63%, 3/15/23+	502,824
12,131,000	European Stability Mechanism, 0.00%, 10/18/22+	14,203,205

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$650,000	International Bank for Reconstruction & Development, 1.00%, 12/19/22+	$851,518
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	524,344
12,000,000	Kommuninvest I Sverige AB, 1.00%, 9/15/21+	1,378,176
106,000,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	11,848,908
8,000,000	Kommuninvest I Sverige AB, 0.75%, 2/22/23+	907,501
1,600,000	Landwirtschaftliche Rentenbank, 1.25%, 5/20/22+	1,972,059
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	1,933,038
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,557,576
450,000	OP Corporate Bank plc, 0.38%, 10/11/22+	525,637
500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	592,088
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,184,999

		68,442,055

Food Products (0.1%):
500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	623,526

Insurance (0.8%):
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	708,061
2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	3,165,983

		3,874,044

Oil, Gas & Consumable Fuels (1.1%):
1,800,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	2,185,338
900,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,082,570
1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	1,553,236
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	725,493

		5,546,637

Pharmaceuticals (1.6%):
1,900,000	Sanofi, 1.13%, 3/10/22, Callable 12/10/21 @ 100+	2,296,567
1,100,000	Sanofi, 0.00%, 9/13/22, Callable 6/13/22 @ 100+	1,273,481
3,900,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	4,600,923

		8,170,971

Sovereign Bond (18.4%):
6,300,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 11/25/22+	7,442,884
3,000,000	Canada Housing Trust, 2.40%, 12/15/22+(a)	2,291,251
3,000,000	Canada Housing Trust No 1, 1.75%, 6/15/22+(a)	2,235,496
9,000,000	Finland Government Bond, 1.50%, 4/15/23+(a)	11,366,454
2,900,000	French Republic Government Bond OAT, 0.00%, 3/25/23+	3,412,422
6,100,000	French Republic Government Bond OAT, 1.75%, 5/25/23+	7,792,170
500,000	Netherlands Government Bond, 3.75%, 1/15/23+	692,642
8,000,000	Norwegian Government Bond, 2.00%, 5/24/23+(a)	1,012,997
8,000,000	Province of Alberta, 1.35%, 9/1/21+	5,908,376
4,000,000	Province of British Columbia, 3.25%, 12/18/21+	3,136,980
4,000,000	Province of British Columbia, 2.70%, 12/18/22+	3,086,192
6,700,000	Province of Ontario, 3.15%, 6/2/22+	5,232,830
6,000,000	Province of Quebec, 4.25%, 12/1/21+	4,850,437

Continued

3

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$950,000	Province of Quebec, 0.88%, 5/24/22+	$1,232,353
8,900,000	Province of Quebec, 3.50%, 12/1/22+	7,064,075
7,600,000	Republic of Austria, 0.00%, 9/20/22+(a)(b)	8,986,296
2,000,000	Republic of Austria, 3.40%, 11/22/22+(a)	2,714,870
99,000,000	Swedish Government, 3.50%, 6/1/22+	12,711,512

		91,170,237

Total Foreign Bonds (Cost $293,847,825)		286,294,899

Yankee Dollars (20.8%):
Banks (10.5%):
370,000	Australia & New Zealand Banking Group, Ltd., 2.55%, 11/23/21	359,410
1,667,000	Australia & New Zealand Banking Group, Ltd., 2.63%, 11/9/22	1,604,516
7,500,000	Bank Nederlandse Gemeenten, 2.38%, 2/1/22(a)	7,347,249
4,595,000	Bank of Montreal, 1.90%, 8/27/21^	4,394,572
1,000,000	Bank of Nova Scotia, 2.70%, 3/7/22^	977,433
700,000	Commonwealth Bank of Australia, 2.00%, 9/6/21(a)	668,149
2,625,000	Commonwealth Bank of Australia, 2.75%, 3/10/22(a)	2,560,573
1,000,000	Cooperatieve Rabobank UA, 3.88%, 2/8/22	1,014,141
2,000,000	National Australia Bank, Ltd., 1.88%, 7/12/21	1,906,800
5,500,000	National Australia Bank, Ltd., 2.80%, 1/10/22	5,360,782
2,587,000	National Australia Bank, Ltd., Series G, 2.50%, 5/22/22	2,478,847
600,000	National Australian Bank of New York, Series G, 2.63%, 1/14/21	589,517
1,500,000	Nederlandse Waterschapsbank NV, 1.88%, 4/14/22	1,440,174
1,000,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	980,839
2,500,000	Rabobank Nederland NY, 2.75%, 1/10/22^	2,438,216
8,031,000	Royal Bank of Canada, Series G, 2.75%, 2/1/22	7,887,653
448,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	427,800
3,000,000	Toronto-Dominion Bank (The), 1.80%, 7/13/21^	2,872,953
1,000,000	Westpac Banking Corp., 2.00%, 8/19/21	958,101
4,000,000	Westpac Banking Corp., 2.80%, 1/11/22^	3,906,541
1,976,000	Westpac Banking Corp., 2.50%, 6/28/22	1,899,196

		52,073,462

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services (1.3%):
$7,000,000	Kommunalbanken AS, Registered Shares, 2.25%, 1/25/22	$6,835,227

Oil, Gas & Consumable Fuels (3.1%):
835,000	Equinor ASA, 3.15%, 1/23/22	835,992
10,000,000	Shell International Finance BV, 1.75%, 9/12/21^	9,578,295
1,000,000	Shell International Finance BV, 2.38%, 8/21/22	967,569
4,000,000	Total Capital International SA, 2.88%, 2/17/22	3,962,297

		15,344,153

Sovereign Bond (5.9%):
6,000,000	Caisse D’amort Dette SOC, Registered Shares, 1.88%, 2/12/22	5,768,142
5,000,000	CPPIB Capital, Inc., 2.25%, 1/25/22(a)	4,873,270
8,000,000	CPPIB Capital, Inc., Registered Shares, 2.25%, 1/25/22	7,797,232
1,500,000	Province of Manitoba, 2.13%, 5/4/22	1,445,340
8,500,000	Province of Ontario, 2.40%, 2/8/22	8,305,881
1,000,000	Province of Quebec, 2.38%, 1/31/22	978,282

		29,168,147

Total Yankee Dollars (Cost $106,209,183)		103,420,989

Securities Held as Collateral for Securities on Loan (2.4%):
$12,090,710	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(b)	12,090,710

Total Securities Held as Collateral for Securities on Loan (Cost $12,090,710)		12,090,710

Unaffiliated Investment Company (0.8%):
4,065,095	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(c)	4,065,095

Total Unaffiliated Investment Company (Cost $4,065,095)		4,065,095

Total Investment Securities (Cost $511,797,748) — 100.4%(d)		498,774,597
Net other assets (liabilities) — (0.4)%		(1,883,012)

Net Assets — 100.0%		$496,891,585

Percentages indicated are based on net assets as of June 30, 2018.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $11,693,799.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(c)	The rate represents the effective yield at June 30, 2018.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

4

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Australia	6.0%
Austria	2.6%
Canada	18.6%
Finland	3.9%
France	11.7%
Germany	7.4%
Luxembourg	3.0%
Netherlands	9.2%

Country	Percentage
New Zealand	1.9%
Norway	2.1%
Singapore	0.4%
SNAT	3.6%
Sweden	7.8%
United States	21.8%

100.0%

Forward Currency Contracts

At June 30, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	4,330,234	Australian Dollar	5,631,535	Bank of America	7/6/18	$163,381
U.S. Dollar	629,860	British Pound	480,114	Bank of America	7/11/18	(3,975)
U.S. Dollar	121,145	British Pound	89,573	State Street	7/11/18	2,893
U.S. Dollar	411,360	British Pound	303,406	State Street	7/11/18	10,810
U.S. Dollar	21,186,854	British Pound	14,867,823	State Street	7/11/18	1,558,709
U.S. Dollar	1,910,403	Canadian Dollar	2,456,708	Bank of America	7/20/18	40,772
U.S. Dollar	3,213,765	Canadian Dollar	4,169,005	Bank of America	7/20/18	41,022
U.S. Dollar	4,564,083	Canadian Dollar	5,830,328	Barclays Capital	7/20/18	127,021
U.S. Dollar	38,070,089	Canadian Dollar	48,218,950	Barclays Capital	7/20/18	1,373,963
U.S. Dollar	1,008,133	Canadian Dollar	1,302,321	Barclays Capital	7/20/18	17,026
U.S. Dollar	2,454,036	Canadian Dollar	3,149,722	Barclays Capital	7/20/18	56,999
U.S. Dollar	693,363	Canadian Dollar	891,891	Citibank	7/20/18	14,607
U.S. Dollar	1,541,675	Canadian Dollar	1,975,341	State Street	7/20/18	38,379
U.S. Dollar	2,412,068	Canadian Dollar	3,087,688	State Street	7/20/18	62,241
U.S. Dollar	16,114,669	Australian Dollar	20,938,896	State Street	7/20/18	621,093
U.S. Dollar	2,390,334	European Euro	2,045,538	Bank of America	7/24/18	(2,524)
U.S. Dollar	148,478	European Euro	125,952	Bank of America	7/24/18	1,140
U.S. Dollar	1,531,886	European Euro	1,316,313	Bank of America	7/24/18	(7,930)
U.S. Dollar	797,902	European Euro	684,180	Bank of America	7/24/18	(2,448)
U.S. Dollar	1,287,933	European Euro	1,088,677	Bank of America	7/24/18	14,405
U.S. Dollar	1,902,821	European Euro	1,604,255	Bank of America	7/24/18	26,173
U.S. Dollar	387,413	European Euro	333,706	Bank of America	7/24/18	(2,955)
U.S. Dollar	404,182	European Euro	349,376	Barclays Capital	7/24/18	(4,516)
U.S. Dollar	1,234,533	European Euro	1,063,786	Citibank	7/24/18	(9,877)
U.S. Dollar	711,224	European Euro	605,755	Citibank	7/24/18	2,616
U.S. Dollar	2,805,770	European Euro	2,333,009	Citibank	7/24/18	76,630
U.S. Dollar	3,989,384	European Euro	3,370,503	State Street	7/24/18	46,590
U.S. Dollar	32,366,295	European Euro	26,315,546	State Street	7/24/18	1,582,526
U.S. Dollar	1,890,597	European Euro	1,534,085	State Street	7/24/18	96,034
U.S. Dollar	812,476	European Euro	681,223	State Street	7/24/18	15,585
U.S. Dollar	965,597	European Euro	805,128	State Street	7/24/18	23,763
U.S. Dollar	807,797	European Euro	669,846	State Street	7/24/18	24,215
U.S. Dollar	1,245,766	European Euro	1,037,432	State Street	7/24/18	32,184
U.S. Dollar	672,295	European Euro	572,004	State Street	7/24/18	3,168
U.S. Dollar	2,120,853	European Euro	1,765,479	State Street	7/24/18	55,606
U.S. Dollar	1,445,539	European Euro	1,205,390	State Street	7/24/18	35,481
U.S. Dollar	2,282,700	European Euro	1,902,261	State Street	7/24/18	57,447
U.S. Dollar	50,988	European Euro	42,826	Bank of America	7/26/18	883
U.S. Dollar	77,109,621	European Euro	62,877,387	Bank of America	7/26/18	3,545,086
U.S. Dollar	1,212,358	European Euro	1,007,842	State Street	7/26/18	33,215

Continued

5

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,001,535	Norwegian Krone	8,290,375	Barclays Capital	7/27/18	$(17,975)
U.S. Dollar	27,312,641	Swedish Krona	241,503,318	Barclays Capital	7/30/18	278,496
U.S. Dollar	73,919,954	European Euro	63,062,238	Citibank	7/30/18	117,201

						$10,145,160

Long Contracts:
Australian Dollar	2,024,602	U.S. Dollar	1,552,414	Bank of America	7/6/18	$(54,382)
Australian Dollar	969,091	U.S. Dollar	731,884	Bank of America	7/6/18	(14,839)
Australian Dollar	383,553	U.S. Dollar	283,564	State Street	7/6/18	232
Australian Dollar	2,008,250	U.S. Dollar	1,496,897	Bank of America	7/20/18	(10,908)
Australian Dollar	1,817,952	U.S. Dollar	1,372,096	Bank of America	7/20/18	(26,916)
Australian Dollar	2,026,956	U.S. Dollar	1,527,301	Bank of America	7/20/18	(27,471)
Australian Dollar	2,378,723	U.S. Dollar	1,776,211	Barclays Capital	7/20/18	(16,094)
Australian Dollar	2,010,446	U.S. Dollar	1,513,930	Barclays Capital	7/20/18	(26,316)
Australian Dollar	4,983,892	U.S. Dollar	3,733,149	Citibank	7/20/18	(45,357)
Australian Dollar	997,202	U.S. Dollar	735,102	State Street	7/20/18	2,770
Australian Dollar	1,664,899	U.S. Dollar	1,230,803	State Street	7/20/18	1,126
Australian Dollar	3,050,576	U.S. Dollar	2,310,727	State Street	7/20/18	(53,477)
Canadian Dollar	794,998	U.S. Dollar	597,976	Bank of America	7/20/18	7,043

						(264,589)

Total Net Forward Currency Contracts						$9,880,571

See accompanying notes to the financial statements.

6

AZL DFA Five-Year Global Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$511,797,748

Investment securities, at value*	$498,774,597
Interest and dividends receivable	2,512,536
Foreign currency, at value (cost $215,193)	218,284
Unrealized appreciation on forward currency contracts	10,208,531
Receivable for capital shares issued	73,850
Receivable for investments sold	393,126
Prepaid expenses	2,979

Total Assets	512,183,903

Liabilities:
Unrealized depreciation on forward currency contracts	327,960
Payable for investments purchased	2,348,943
Payable for capital shares redeemed	183,350
Payable for collateral received on loaned securities	12,090,710
Manager fees payable	204,105
Administration fees payable	11,303
Distribution fees payable	102,052
Custodian fees payable	5,551
Administrative and compliance services fees payable	722
Transfer agent fees payable	547
Trustee fees payable	3,221
Other accrued liabilities	13,854

Total Liabilities	15,292,318

Net Assets	$496,891,585

Net Assets Consist of:
Capital	$497,606,716
Accumulated net investment income/(loss)	6,703,166
Accumulated net realized gains/(losses) from investment transactions	(4,254,100)
Net unrealized appreciation/(depreciation) on investments	(3,164,197)

Net Assets	$496,891,585

Shares of beneficial interest (unlimited number of shares authorized, no par value)	49,732,595
Net Asset Value (offering and redemption price per share)	$9.99

*	Includes securities on loan of $11,693,799.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$3,388,116
Dividends	29,816
Income from securities lending	29,541

Total Investment Income	3,447,473

Expenses:
Manager fees	1,489,202
Administration fees	78,122
Distribution fees	620,498
Custodian fees	26,119
Administrative and compliance services fees	3,494
Transfer agent fees	2,621
Trustee fees	11,460
Professional fees	11,589
Shareholder reports	2,480
Other expenses	4,378

Total expenses before reductions	2,249,963
Less expenses voluntarily waived/reimbursed by the Manager	(248,197)

Net expenses	2,001,766

Net Investment Income/(Loss)	1,445,707

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	(5,004,227)
Net realized gains/(losses) on forward currency contracts	4,831,431
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(14,209,531)
Change in net unrealized appreciation/depreciation on forward currency contracts	12,401,400

Net Realized/Unrealized Gains/(Losses) on Investments	(1,980,927)

Change in Net Assets Resulting From Operations	$(535,220)

See accompanying notes to the financial statements.

7

AZL DFA Five-Year Global Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,445,707	$5,533,775
Net realized gains/(losses) on investment transactions	(172,796)	(1,500,815)
Change in unrealized appreciation/depreciation on investments	(1,808,131)	3,547,619

Change in net assets resulting from operations	(535,220)	7,580,579

Distributions to Shareholders:
From net investment income	—	(5,705,989)

Change in net assets resulting from distributions to shareholders	—	(5,705,989)

Capital Transactions:
Proceeds from shares issued	12,983,253	25,078,366
Proceeds from dividends reinvested	—	5,705,989
Value of shares redeemed	(21,644,402)	(9,400,860)

Change in net assets resulting from capital transactions	(8,661,149)	21,383,495

Change in net assets	(9,196,369)	23,258,085
Net Assets:
Beginning of period	506,087,954	482,829,869

End of period	$496,891,585	$506,087,954

Accumulated net investment income/(loss)	$6,703,166	$5,257,459

Share Transactions:
Shares issued	1,305,909	2,500,042
Dividends reinvested	—	568,326
Shares redeemed	(2,177,525)	(926,898)

Change in shares	(871,616)	2,141,470

See accompanying notes to the financial statements.

8

AZL DFA Five-Year Global Fixed Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$9.96	$9.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03		0.11	0.11	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(0.04)		0.05	0.02	(0.15)

Total from Investment Activities	(0.01)		0.16	0.13	(0.09)

Dividends to Shareholders From:
Net Investment Income	—		(0.12)	(0.08)	—

Total Dividends	—		(0.12)	(0.08)	—

Net Asset Value, End of Period	$9.99		$10.00	$9.96	$9.91

Total Return(b)	(0.10	)%(c)	1.57%	1.28%	(0.90	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$496,892		$506,088	$482,830	$517,049
Net Investment Income/(Loss)(d)	0.58%		1.11%	1.01%	0.90%
Expenses Before Reductions(d)(e)	0.91%		0.90%	0.90%	0.91%
Expenses Net of Reductions(d)	0.81%		0.80%	0.80%	0.81%
Portfolio Turnover Rate	32	%(c)	83%	52%	127	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $17 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,903 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $12,090,710 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2018, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2018, the monthly average notional amount for long contracts was $318.6 million and the monthly average notional amount for short contracts was $318.6 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Rate Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	$10,208,531	Unrealized depreciation on forward currency contracts	$327,960

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Foreign Exchange Rate Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	$4,831,431	$12,401,400

11

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2018. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018.

As of June 30, 2018, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts	$10,208,531	$327,960

Total derivative assets and liabilities in the Statement of Assets and Liabilities	10,208,531	327,960
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$10,208,531	$327,960

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2018:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$3,839,905	$(154,348)	$—	$—	$3,685,557
Barclays Capital	1,853,505	(64,901)	—	—	1,788,604
Citibank	211,054	(55,234)	—	—	155,820
State Street	4,304,067	(53,477)	—	—	4,250,590

Total	$10,208,531	$(327,960)	$—	$—	$9,880,571

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$154,348	(154,348)	$—	$—	$—
Barclays Capital	64,901	(64,901)	—	—	—
Citibank	55,234	(55,234)	—	—	—
State Street	53,477	(53,477)	—	—	—

Total	$327,960	$(327,960)	$—	$—	$—

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.95%

*	The Manager voluntarily reduced the management fee to 0.50% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

12

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $2,286 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515, 040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

13

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total
Corporate Bonds+	$—	$92,902,904	$—	$92,902,904
Foreign Bonds+	—	286,294,899	—	286,294,899
Yankee Dollars+	—	103,420,989	—	103,420,989
Securities Held as Collateral for Securities on Loan	—	—	12,090,710	12,090,710
Unaffiliated Investment Company	4,065,095	—	—	4,065,095

Total Investment Securities	4,065,095	482,618,792	12,090,710	498,774,597

Other Financial Instruments:*
Forward Currency Contracts	—	9,880,571	—	9,880,571

Total Investments	$4,065,095	$492,499,363	$12,090,710	$508,655,168

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Five-Year Global Fixed Income Fund	$159,197,940	$158,239,244

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

14

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $511,797,748. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$427,171
Unrealized (depreciation)	(13,450,322)

Net unrealized appreciation/(depreciation)	$(13,023,151)

As of the end of its latest tax year ended December 31, 2017, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL DFA Five-Year Global Fixed Income Fund	$3,019,515	$1,061,789	$4,081,304

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA Five-Year Global Fixed Income Fund	$5,705,989	$—	$5,705,989

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Five-Year Global Fixed Income Fund	$2,736,630	$—	$(4,081,304)	$1,164,763	$(179,911)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

16

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 30

Statement of Operations Page 30

Statements of Changes in Net Assets Page 31

Financial Highlights Page 32

Notes to the Financial Statements Page 33

Other Information Page 39

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA International Core Equity Fund	$1,000.00	$970.30	$5.81	1.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA International Core Equity Fund	$1,000.00	$1,018.89	$5.96	1.19%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Industrials	19.0%
Consumer Discretionary	16.6
Financials	16.6
Materials	14.1
Consumer Staples	7.2
Information Technology	6.2
Energy	6.0
Health Care	5.0
Telecommunication Services	3.4
Utilities	2.6
Real Estate	2.4

Total Common Stocks and Preferred Stocks	99.1
Rights	— ^
Warrant	— ^
Securities Held as Collateral for Securities on Loan	0.7
Money Market	0.3

Total Investment Securities	100.1
Net other assets (liabilities)	(0.1)

Net Assets	100.0%

^	Represents less than 0.05%

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (1.4%):
15,989	Austal, Ltd.	$22,008
44,779	BAE Systems plc	382,058
5,900	Bombardier, Inc., Class B*	23,340
7,587	CAE, Inc.	157,627
3,081	Chemring Group plc	9,044
119,811	Cobham plc*	203,224
504	Elbit Systems, Ltd.	59,401
3,429	European Aeronautic Defence & Space Co. NV	400,744
14,340	Finmeccanica SpA	141,579
2,535	Heroux-Devtek, Inc.*	29,255
1,132	LiSi	42,849
539	Maxar Technologies, Ltd.	27,063
41,242	Meggitt plc	268,376
3,010	MTU Aero Engines AG	578,072
37,946	QinetiQ Group plc	134,657
25,323	Rolls-Royce Holdings plc	329,989
1,136	Saab AB	47,158
1,661	Safran SA	201,475
20,156	Senior plc	80,719
17,700	Singapore Technologies Engineering, Ltd.	42,657
3,432	Ste Industrielle d’Aviation Latecoere SA*	18,340
1,426	Thales SA	183,582
4,635	Ultra Electronics Holdings plc	100,620

		3,483,837

Air Freight & Logistics (0.2%):
6,117	BPOST SA	96,319
1,468	Compania de Distribucion Integral Logista Holdings SA	37,958
7,375	Deutsche Post AG	240,777
5,804	Freightways, Ltd.	30,731
37,500	Kerry Network, Ltd.	52,254
2,300	Kintetsu World Express, Inc.	47,426
1,800	Konoike Transport Co., Ltd.	27,149
3,144	Mainfreight, Ltd.	59,163
4,000	Mitsui-Soko Holdings Co., Ltd.*	12,445
1,146	Oesterreichische Post AG	52,293
511	Panalpina Welttransport Holdings	69,604
23,455	PostNL NV	87,833
23,649	Royal Mail plc	157,571
58,500	Singapore Post, Ltd.	54,015
36	XPO Logistics Europe SADIR	12,099

		1,037,637

Airlines (0.3%):
2,930	Air Canada*	47,366
6,523	Air France-KLM*	53,183
26,921	Air New Zealand, Ltd.	57,857
1,200	All Nippon Airways Co., Ltd.	44,027
1,046	Cathay Pacific Airways, Ltd.	1,637
7,741	Deutsche Lufthansa AG, Registered Shares	186,137
2,130	easyJet plc	46,863
28,658	El Al Israel Airlines*	6,117
1,728	Exchange Income Corp.	42,119

Shares		Fair Value
Common Stocks, continued
Airlines, continued
13,156	International Consolidated Airlines Group SA	$114,793
24,091	Qantas Airways, Ltd.	110,140
21,400	Singapore Airlines, Ltd.	167,548

		877,787

Auto Components (3.1%):
1,000	Aisan Industry Co., Ltd.	8,424
6,300	Aisin Sieki Co., Ltd.	286,847
7,300	Akebono Brake Industry Co., Ltd.*^	17,652
2,288	Arb Corp., Ltd.	38,812
266	Autoneum Holding AG	62,269
8,806	Brembo SpA	119,047
12,900	Bridgestone Corp.	504,089
3,874	CIE Automotive SA	114,080
7,997	Compagnie Generale des Establissements Michelin SCA, Class B	972,400
887	Continental AG	202,722
2,800	Daido Metal Co., Ltd.	28,514
2,400	Daikyonishikawa Corp.	35,140
4,700	Denso Corp.	228,669
1,997	Dometic Group AB(a)	19,609
1,800	Eagle Industry Co., Ltd.	28,857
1,724	ElringKlinger AG	22,105
1,700	Exedy Corp.	52,589
3,076	Faurecia	218,872
2,300	FCC Co., Ltd.	64,829
500	Futaba Industrial Co., Ltd.	3,137
874	Grammer AG	60,819
1,400	G-Tekt Corp.	23,685
2,186	Hella KGAA Hueck & Co.	122,467
1,600	Hi-Lex Corp.	40,511
700	H-One Co., Ltd.	7,683
1,200	Imasen Electric Industrial	12,715
1,800	Kasai Kogyo Co., Ltd.	22,242
2,500	Keihin Corp.	50,665
1,600	Koito Manufacturing Co., Ltd.	105,569
31,203	Kongsberg Automotive ASA*	35,828
500	KYB Co., Ltd.	22,723
2,493	Leoni AG	126,351
3,233	Linamar Corp.	142,183
8,141	Magna International, Inc., ADR	473,236
6,366	Martinrea International, Inc.	68,285
1,027	Mgi Coutier	31,295
2,000	Mitsuba Corp.	16,016
1,600	Musashi Seimitsu Industry Co. L	52,900
6,000	NGK Spark Plug Co., Ltd.	170,927
12,000	NHK SPRING Co., Ltd.	112,979
3,600	Nifco, Inc.	111,145
4,000	Nippon Seiki Co., Ltd.	75,284
700	Nissin Kogyo Co., Ltd.	12,364
2,700	NOK Corp.	52,200
6,062	Nokian Renkaat OYJ	238,916
2,600	Pacific Industrial Co., Ltd.	38,153

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,800	Piolax, Inc.	$43,300
2,839	Plastic Omnium SA	119,793
6,300	Press Kogyo Co., Ltd.	36,936
400	Riken Corp.	20,933
935	Saf-Holland SA	14,053
1,600	Sanden Holdings Corp.*	20,821
2,200	Showa Corp.	36,043
2,500	Stanley Electric Co., Ltd.	85,027
17,200	Sumitomo Electric Industries, Ltd.	255,870
2,900	Sumitomo Riko Co., Ltd.	29,680
7,600	Sumitomo Rubber Industries, Ltd.	120,635
300	T RAD Co., Ltd.	9,289
1,400	Tachi-S Co., Ltd.	23,416
800	Taiho Kogyo Co., Ltd.	9,221
3,900	Tokai Rika Co., Ltd.	73,969
2,500	Topre Corp.	62,866
7,500	Toyo Tire & Rubber Co., Ltd.	109,591
4,500	Toyoda Gosei Co., Ltd.	113,937
3,500	Toyota Boshoku Corp.	64,343
700	Toyota Industries Corp.	39,191
1,500	TPR Co., Ltd.	34,910
3,600	TS Tech Co., Ltd.	150,127
2,000	Unipres Corp.	39,139
2,847	Valeo SA	155,385
82,000	Xinyi Glass Holdings, Ltd.	99,803
6,500	Yokohama Rubber Co., Ltd. (The)	134,920
600	Yorozu Corp.	9,198

		7,168,200

Automobiles (3.6%):
9,641	Bayerische Motoren Werke AG (BMW)	874,398
17,431	Daimler AG, Registered Shares	1,121,329
958	Ferrari NV	129,340
31,464	Fiat Chrysler Automobiles NV	598,900
4,300	Fuji Heavy Industries, Ltd.	125,116
23,400	Honda Motor Co., Ltd.	686,238
24,135	IMMSI SpA*	13,389
10,900	Isuzu Motors, Ltd.	144,593
23,400	Mazda Motor Corp.	286,604
48,200	Nissan Motor Co., Ltd.	468,445
700	Nissan Shatai Co., Ltd.	6,371
14,678	Piaggio & C SpA	36,822
27,636	PSA Peugeot Citroen SA	630,140
3,686	Renault SA	312,843
5,000	Suzuki Motor Corp.	275,777
31,838	Toyota Motor Corp.	2,058,409
794	Volkswagen AG	131,305
4,800	Yamaha Motor Co., Ltd.	120,517

		8,020,536

Banks (9.3%):
3,000	77th Bank	65,391
4,916	ABN AMRO Group NV(a)	127,222
4,219	AIB Group plc	22,871

Shares		Fair Value
Common Stocks, continued
Banks, continued
400	Akita Bank, Ltd. (The)	$11,135
1,197	Aktia Bank OYJ	11,456
1,200	Aomori Bank, Ltd. (The)	36,219
19,130	Australia & New Zealand Banking Group, Ltd.	401,461
6,000	Awa Bank, Ltd. (The)	36,906
20,218	Banca Popolare dell’Emilia Romarna	110,740
18,614	Banca Popolare di Sondrio SCARL	74,767
61,025	Banco Bpm SpA*	178,169
106,975	Banco Comercial Portugues SA, Class R*	32,104
73,105	Banco de Sabadell SA	121,979
124,643	Banco Santander SA	665,346
244	Bank Cler AG	12,814
6,708	Bank Hapoalim BM	45,544
28,290	Bank Leumi Le-Israel Corp.	167,678
10,600	Bank of East Asia, Ltd. (The)	42,177
2,674	Bank of Georgia Group plc*	66,510
20,917	Bank of Ireland Group plc	163,026
900	Bank of Iwate, Ltd. (The)	34,645
1,400	Bank of Kyoto, Ltd. (The)	64,737
15,317	Bank of Montreal	1,183,392
500	Bank of Nagoya, Ltd. (The)	17,368
13,051	Bank of Nova Scotia	746,778
820	Bank of Okinawa, Ltd. (The)	30,003
12,981	Bank of Queensland, Ltd.	97,781
1,100	Bank of Saga, Ltd. (The)	24,660
69	Banque Cantonale Vaudoise,Registered Shares	53,076
20,279	Barclays plc, ADR	203,398
11,431	Bendigo & Adelaide Bank, Ltd.	92,237
206	Berner Kantonalbank AG	37,993
6,008	BNP Paribas SA	372,372
57,542	BOC Hong Kong Holdings, Ltd.	269,799
6,760	Canadian Imperial Bank of Commerce	587,579
4,927	Canadian Western Bank	129,875
9,000	Chiba Bank, Ltd. (The)	63,421
4,300	Chiba Kogyo Bank, Ltd. (The)	18,738
3,800	Chugoku Bank, Ltd. (The)	38,417
700	Chukyo Bank, Ltd. (The)	14,722
2,600	Chuo Mitsui Trust Holdings, Inc.	103,010
12,920	Commerzbank AG*	123,783
10,689	Commonwealth Bank of Australia	578,681
15,000	Concordia Financial Group, Ltd.	76,255
6,221	Credit Agricole SA	82,925
3,026	Credito Emiliano SpA	22,392
348,864	Credito Valtellinese SpA*	39,215
7,234	Criteria Caixacorp SA	31,247
10,000	Dah Sing Banking Group, Ltd.	20,922
5,600	Dah Sing Financial Holdings, Ltd.	32,617
800	Daishi Bank, Ltd. (The)	31,789
2,845	Danske Bank A/S	88,932
6,055	DnB NOR ASA	118,153
900	Ehime Bank, Ltd. (The)	10,452
763	Erste Group Bank AG	31,805

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,500	Fidea Holdings Co., Ltd.	$10,088
1,816	First International Bank of Israel	38,030
1,000	Fukui Bank, Ltd. (The)	21,859
8,000	Fukuoka Financial Group, Inc.	40,175
8,100	Gunma Bank, Ltd. (The)	42,508
15,800	Hachijuni Bank, Ltd. (The)	67,534
2,805	Hang Seng Bank, Ltd.	69,809
25,589	Heartland Bank, Ltd.	29,450
6,700	Hiroshima Bank, Ltd. (The)	44,606
1,000	Hokkoku Bank, Ltd. (The)	39,339
1,400	Hokuetsu Bank, Ltd. (The)	27,877
4,300	Hokuhoku Financial Group, Inc.	57,203
22,465	HSBC Holdings plc, ADR	1,059,000
6,800	Hyakugo Bank, Ltd. (The)	26,677
10,000	Hyakujushi Bank, Ltd. (The)	32,844
21,652	ING Groep NV	310,666
72,820	Intesa Sanpaolo SpA	210,762
24,232	Isreal Discount Bank	70,924
5,500	Iyo Bank, Ltd. (The)	36,306
6,200	Jimoto Holdings, Inc.	9,402
1,200	Juroku Bank, Ltd. (The)	31,671
2,584	Jyske Bank A/S	141,671
1,742	Kansai Mirai Financial Group,Inc.*	13,192
3,405	KBC Group NV	262,452
8,000	Keiyo Bank, Ltd. (The)	34,273
400	Kita-Nippon Bank, Ltd. (The)	9,636
2,400	Kiyo Bank, Ltd. (The)	39,552
8,690	Kyushu Financial Group, Inc.	41,932
1,601	Laurentian Bank of Canada	54,637
48,585	Liberbank SA*	24,749
696	Liechtenstein Landesbank AG	42,853
83,348	Lloyds TSB Group plc, ADR	277,549
117	Luzerner Kantonalbank AG	60,844
12,870	Mebuki Financial Group, Inc.	43,177
6,134	Mediobanca SpA	56,839
700	Michinoku Bank, Ltd. (The)	11,477
78,200	Mitsubishi UFJ Financial Group, Inc.	443,593
800	Miyazaki Bank, Ltd. (The)	24,395
4,380	Mizrahi Tefahot Bank, Ltd.	80,666
159,600	Mizuho Financial Group, Inc.	268,560
1,300	Musashino Bank, Ltd. (The)	38,573
1,300	Nanto Bank, Ltd. (The)	33,130
28,207	National Australia Bank, Ltd.	574,049
6,256	National Bank of Canada	300,402
10,213	Natixis	72,306
5,000	Nishi-Nippon Holdings, Inc.	58,373
14,029	Nordea Bank AB	135,023
8,600	North Pacific Bank, Ltd.	28,767
1,300	Ogaki Kyoritsu Bank, Ltd. (The)	32,998
18,152	Oversea-Chinese Banking Corp., Ltd.	154,616
5,242	Raiffeisen International Bank-Holding AG	160,560
13,700	Resona Holdings, Inc.	73,213

Shares		Fair Value
Common Stocks, continued
Banks, continued
977	Ringkjoebing Landbobank A/S	$54,634
10,304	Royal Bank of Canada	775,891
12,565	Royal Bank of Scotland, ADR*	85,442
1,190	San Ju San Financial Group, Inc.*	21,497
5,000	San-In Godo Bank, Ltd. (The)	44,691
11,600	Senshu Ikeda Holdings, Inc.	39,113
24,500	Seven Bank, Ltd.	74,931
7,000	Shiga Bank, Ltd. (The)	35,807
1,000	Shikoku Bank, Ltd. (The)	12,330
400	Shimizu Bank, Ltd. (The)	7,651
3,100	Shinsei Bank, Ltd.	47,650
5,000	Shizuoka Bank, Ltd. (The)	44,883
11,212	Skandinaviska Enskilda Banken AB, Class A	106,488
4,184	Societe Generale	176,165
3,307	Spar Nord Bank A/S	35,386
4,203	Sparebank 1 Sr-Bank ASA	44,494
121	St. Galler Kantonalbank AG	62,993
16,806	Standard Chartered plc	153,529
8,900	Sumitomo Mitsui Financial Group, Inc.	344,939
1,500	Suruga Bank, Ltd.	13,405
11,606	Svenska Handelsbanken AB, Class A	128,867
3,158	Swedbank AB, Class A	67,559
2,348	Sydbank A/S	80,684
6,500	Toho Bank, Ltd. (The)	23,517
1,100	Tokyo Ty Financial Group, Inc.	26,404
7,500	Tomony Holdings, Inc.	32,131
19,576	Toronto-Dominion Bank (The)	1,132,668
2,100	Towa Bank, Ltd. (The)	21,519
6,200	Tsukuba Bank, Ltd.	14,485
36,343	UBI Banca — Unione di Banche Italiane SCPA	139,192
11,057	Unicredit SpA	183,880
8,427	United Overseas Bank, Ltd.	165,997
682	Valiant Holding AG	77,233
764	Van Lanschot Kempen NV	21,551
9,737	Virgin Money Holdings UK	47,129
582	Walliser Kantonalbank, Registered Shares	68,212
51,785	Westpac Banking Corp.	1,128,197
1,600	Yamagata Bank, Ltd. (The)	33,988
5,000	Yamaguchi Financial Group, Inc.	56,213
9,000	Yamanashi Chuo Bank, Ltd. (The)	34,177
6	Zuger Kantonalbank AG	35,761

		19,438,754

Beverages (1.1%):
10,537	A.G. Barr plc	95,586
3,070	Anheuser-Busch InBev NV	309,675
2,300	Asahi Breweries, Ltd.	117,704
8,796	Britvic plc	90,370
562	C&C Group plc	2,133
991	Carlsberg A/S, Class B	116,700
5,367	Coca-Cola Amatil, Ltd.	36,514
600	Coca-Cola Bottlers Japan Holdings, Inc.	23,960
2,981	Coca-Cola European Partners plc	121,012

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
3,906	Coca-Cola HBC AG	$130,431
4,250	Cott Corp.	70,418
5,510	Davide Campari — Milano SpA	45,280
4,154	Diageo plc, ADR	598,218
1,867	Heineken NV	187,172
2,200	ITO EN, Ltd.	101,655
6,800	Kirin Holdings Co., Ltd.	181,794
109	Laurent-Perrier	12,220
938	Olvi OYJ	34,707
2,807	Royal Unibrew A/S	223,678
4,000	Sapporo Breweries, Ltd.	100,216
1,000	Suntory Beverage & Food, Ltd.	42,693

		2,642,136

Biotechnology (0.2%):
986	Bavarian Nordic A/S*^	29,051
1,137	Biotest AG	32,729
2,219	CSL, Ltd.	317,168
634	Genus plc	22,011
2,522	Grifols SA	75,632
5,747	Knight Therapeutics, Inc.*	35,195
3,118	Sirtex Medical, Ltd.	72,548

		584,334

Building Products (1.1%):
1,100	AICA Kogyo Co., Ltd.	38,583
2,028	Arbonia AG*	33,438
5,600	Asahi Glass Co., Ltd.	217,815
1,735	Assa Abloy AB, Class B	36,937
15	Belimo Holding AG, Registered Shares	65,269
2,400	Bunka Shutter Co., Ltd.	20,348
1,100	Central Glass Co., Ltd.	23,050
631	Centrotec Sustainable AG	9,722
2,051	Compagnie de Saint-Gobain SA	91,462
1,500	Daikin Industries, Ltd.	179,427
119	dorma kaba Holding AG	83,419
434	Geberit AG, Registered Shares	186,524
12,489	Gwa Group, Ltd.	31,391
2,938	Inwido AB	21,022
9,081	Kingspan Group plc	454,017
3,279	Lindab International AB	24,012
5,800	Lixil Group Corp.	115,936
5,337	Nibe Industrier AB, Class B	57,234
8,000	Nichias Corp.	100,095
1,500	Nichiha Corp.	56,675
1,500	Nippon Sheet Glass Co., Ltd.	14,409
2,000	Nitto Boseki Co., Ltd.	47,774
1,500	Noritz Corp.	24,429
1,400	Okabe Co., Ltd.	12,180
12,336	Polypipe Group plc	62,538
353	Rockwool International A/S	137,730
22	Rockwool International A/S	7,680
1,900	Sankyo Tateyama, Inc.	23,729
11,100	Sanwa Holdings Corp.	117,441

Shares		Fair Value
Common Stocks, continued
Building Products, continued
35	Schweiter Technologies AG	$36,544
900	Shin Nippon Air Technologies Co., Ltd.	13,576
1,800	Takara Standard Co., Ltd.	29,976
2,000	TOTO, Ltd.	92,420
2,051	Uponor OYJ	32,899
638	Zehnder Group AG	26,457

		2,526,158

Capital Markets (2.6%):
2,048	3i Group plc	24,327
3,200	AGF Management, Ltd.	16,943
1,600	Aizawa Securities Co., Ltd.	11,224
2,800	Alaris Royalty Corp.	33,954
1,655	Altamir	31,983
244	Amundi SA(a)	16,872
2,634	Anima Holding SpA(a)	14,098
17,351	Ashmore Group plc	85,373
851	Avanza Bank Holding AB^	43,685
6,232	Azimut Holding SpA	96,226
2,819	Banca Generali SpA	70,024
4,094	Binckbank NV	23,163
3,505	Bolsas y Mercados Espanoles	115,665
25,002	Brewin Dolphin Holdings plc	117,150
1,119	Brookfield Asset Management, Inc., Class A	45,364
1,983	Bure Equity AB	22,395
6,165	Canaccord Genuity Group, Inc.	34,049
2,455	CI Financial Corp.	44,132
112	Cie Financiere Tradition SA	11,814
10,072	Close Brothers Group plc	197,407
14,749	Credit Suisse Group AG	221,436
14,000	Daiwa Securities Group, Inc.	81,241
10,467	Deutsche Bank AG, Registered Shares	111,160
206	Deutsche Beteiligungs AG	8,175
1,253	Deutsche Boerse AG	166,931
1,252	Eastnine AB	13,086
2,513	EFG International AG	18,854
258,000	Emperor Capital Group, Ltd.	16,371
2,185	Euronext NV(a)	138,657
2,000	Fiera Capital Corp.	17,908
6,269	GAM Holding AG	86,629
2,674	Georgia Capital plc*	36,342
671	Gimv NV	40,806
1,675	Guardian Capital Group, Ltd., Class A	29,346
142,000	Guotai Junan International Hol	30,663
67,243	Haitong International Securities	30,638
5,422	Hargreaves Lansdown plc	141,003
6,267	Hong Kong Exchanges & Clearing, Ltd.	187,787
22,233	IG Group Holdings plc	252,562
632	IGM Financial, Inc.	18,323
3,744	Intermediate Capital Group plc	54,361
15,356	Investec plc	108,855
6,662	IOOF Holdings, Ltd.	44,196
20,157	Ip Group plc*	33,718

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,988	IRESS, Ltd.	$35,615
1,700	IwaiCosmo Holdings, Inc.	21,956
1,400	Jafco Co., Ltd.	56,859
7,200	Japan Exchange Group, Inc.	133,727
2,771	Julius Baer Group, Ltd.	162,854
25,444	Jupiter Fund Management plc	149,583
453	KAS Bank NV	5,169
32,000	Kingston Financial Group, Ltd.	9,069
3,928	London Stock Exchange Group plc	231,382
3,369	Macquarie Group, Ltd.	309,584
4,411	Magellan Financial Group, Ltd.	76,560
70,712	Man Group plc	163,963
2,900	Mito Securities Co., Ltd.	10,488
7,700	Monex Group, Inc.	44,457
4,265	Navigator Global Investments, Ltd.	16,874
10,500	Nex Group plc	142,150
28,200	Nomura Holdings, Inc.	136,530
5,000	Okasan Securities Group, Inc.	24,576
226	Partners Group Holding AG	165,840
7,517	Pendal Group, Ltd.	55,346
1,867	Perpetual, Ltd.	57,622
5,913	Platinum Asset Management, Ltd.	25,348
38,563	Quilter plc*(a)	73,742
3,209	Rathbone Brothers plc	109,808
9,785	Ratos AB, Class B	32,682
1,124	Rothschild & Co.	37,941
5,700	SBI Holdings, Inc.	146,492
559	Schroders plc	18,325
1,610	Schroders plc	67,069
9,000	Singapore Exchange, Ltd.	47,286
371	Swissquote Group Holding SA	20,559
2,878	Thomson Reuters Corp.	116,041
1,131	TMX Group, Ltd.	74,150
3,100	Tokai Tokyo Financial Holdings, Inc.	19,743
4,000	Toyo Securities Co., Ltd.	9,445
19,048	Tullett Prebon plc	105,839
13,983	UBS Group AG	215,216
3,019	UBS Group AG	46,311
1,793	Vontobel Holding AG	130,174
122	Vp Bank AG, Registered Shares	23,246

		6,274,517

Chemicals (6.0%):
900	Achilles Corp.	17,683
5,100	Adeka Corp.	81,582
3,219	Air Liquide SA	404,226
6,000	Air Water, Inc.	110,020
2,174	AkzoNobel NV	185,232
700	Arakawa Chemical Industries, Ltd.	11,235
4,212	Arkema SA	497,645
24,000	Asahi Kasei Corp.	304,666
15,764	BASF SE	1,506,840
7,920	Borregaard ASA	85,440

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,300	Carlit Holdings Co., Ltd.	$19,543
812	Christian Hansen Holding A/S	74,928
1,600	Ci Takiron Corp.	9,008
9,903	Clariant AG	237,225
4,087	Corbion NV	130,164
2,800	Croda International plc	177,362
9,800	Daicel Chemical Industries, Ltd.	108,321
400	Dainichiseika Color & Chemical	12,443
5,100	Dainippon Ink & Chemicals, Inc.	159,136
5,600	Denka Co., Ltd.	186,439
17,121	DuluxGroup, Ltd.	96,827
24,199	Elementis plc	80,670
88	EMS-Chemie Holding AG	56,513
3,991	Essentra plc	25,292
1,599	Evonik Industries AG	54,734
905	Frutarom Industries, Ltd.	89,070
1,815	Fuchs Petrolub AG	89,449
679	FUCHS Petrolub SE	32,062
1,100	Fujimori Kogyo Co., Ltd.	36,221
1,400	Fuso Chemical Co., Ltd.	36,091
100	Givaudan SA, Registered Shares	226,749
29	Gurit Holding AG	23,558
835	H&R GMBH & Co. KGAA	9,939
4,570	Hexpol AB	47,499
2,600	Hitachi Chemical Co., Ltd.	52,384
700	Hodogaya Chemical Co., Ltd.	21,023
35,677	Incitec Pivot, Ltd.	96,208
1,500	Ishihara Sangyo Kaisha, Ltd.*	14,118
10,087	Israel Chemicals, Ltd.	46,277
400	JCU Corp.	9,293
2,998	Johnson Matthey plc	142,962
6,900	K+S AG, Registered Shares	170,271
16,000	Kaneka Corp.	143,270
1,100	Kansai Paint Co., Ltd.	22,812
5,000	Kanto Denka Kogyo Co., Ltd.	41,588
7,358	Kemira OYJ	97,783
1,500	Koatsu Gas Kogyo Co., Ltd.	13,139
1,178	Koninklijke DSM NV	118,277
300	Konishi Co., Ltd.	4,860
3,200	Kumiai Chemical Industry Co., Ltd.	25,086
11,300	Kuraray Co., Ltd.	155,452
400	Kureha Corp.	28,515
5,438	Lanxess AG	423,752
393	Lenzing AG	47,419
1,230	Linde AG	293,495
1,300	Lintec Corp.	37,709
2,350	Methanex Corp.	166,145
53,900	Mitsubishi Chemical Holdings Corp.	450,563
3,800	Mitsubishi Gas Chemical Co., Inc.	85,964
8,000	Mitsui Chemicals, Inc.	212,394
800	Nihon Kagaku Sangyo Co., Ltd.	9,594
2,300	Nihon Nohyaku Co., Ltd.	14,772

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,600	Nihon Parkerizing Co., Ltd.	$51,797
600	Nippon Chemical Industrial Co., Ltd.	26,790
8,000	Nippon Kayaku Co., Ltd.	89,391
1,400	Nippon Pillar Packing Co., Ltd.	18,582
400	Nippon Shokubai Co., Ltd.	28,899
4,000	Nippon Soda Co., Ltd.	22,112
1,800	Nissan Chemical Industries, Ltd.	83,872
900	Nitto Denko Corp.	68,005
1,800	NOF Corp.	58,123
3,287	Novozymes A/S, Class B	166,449
5,861	Nufarm, Ltd./Australia	38,502
4,040	Nutrien, Ltd.	219,695
600	Okura Industrial Co., Ltd.	14,099
5,934	Orica, Ltd.	78,090
1,000	Osaka Organic Chemical Industry, Ltd.	13,096
1,343	Recticel SA	15,282
2,800	Riken Technos Corp.	13,989
500	Sakai Chemical Industry Co., Ltd.	13,451
2,400	Sakata Inx Corp.	31,333
700	Sanyo Chemical Industries, Ltd.	30,307
900	Sekisui Plastics Co., Ltd.	8,999
900	Shin-Etsu Chemical Co., Ltd.	79,850
4,700	Showa Denko K.K.	208,422
1,740	Sika AG	239,881
1,754	SOL SPA	21,468
1,497	Solvay SA	188,438
11,000	Sumitomo Bakelite Co., Ltd.	105,918
68,000	Sumitomo Chemical Co., Ltd.	384,891
300	Sumitomo Seika Chemicals Co. Ltd.	14,965
2,206	Symrise AG	193,371
17,365	Synthomer plc	120,201
500	T Hasegawa Co., Ltd.	10,907
1,200	T&K Toka Co., Ltd.	12,921
900	Taiyo Holdings Co., Ltd.	36,873
4,500	Taiyo Nippon Sanso Corp.	64,439
600	Takasago International Corp.	19,194
9,600	Teijin, Ltd.	175,941
500	Tenma Corp.	8,962
1,223	Tessenderlo Chemie NV*	47,664
1,434	Tikkurila OYJ	24,608
3,700	Toagosei Co., Ltd.	42,716
3,200	Tokuyama Corp.	102,536
600	Tokyo Ohka Kogyo Co., Ltd.	23,135
11,000	Toray Industries, Inc.	86,602
13,500	Tosoh Corp.	208,942
1,200	Toyo Ink SC Holdings Co., Ltd.	31,281
6,300	Toyobo Co., Ltd.	104,768
7,200	Ube Industries, Ltd.	186,977
6,745	Umicore SA	385,244
5,800	Victrex plc	222,034
1,157	Wacker Chemie AG	151,232
10,000	Zeon Corp.	118,061

		12,882,242

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (1.3%):
800	AEON Delight Co., Ltd.	$27,211
17,026	Aggreko plc	151,746
25,551	Babcock International Group plc	275,498
1,163	Bilfinger SE^	59,127
1,670	Black Diamond Group, Ltd.	4,523
14,490	Brambles, Ltd.	95,341
282	Cewe Stiftung & Co. KGAA	26,055
49,900	CITIC Envirotech, Ltd.	20,125
76,899	Cleanaway Waste Management, Ltd.	96,575
2,500	Dai Nippon Printing Co., Ltd.	55,889
1,000	Daiseki Co., Ltd.	29,353
4,203	De La Rue plc	30,816
20,752	Downer EDI, Ltd.	104,435
1,000	Duskin Co., Ltd.	24,932
8,557	Edenred	270,031
4,446	Elis SA	101,826
61,796	G4S plc	217,967
348	GL Events	9,364
18,123	HomeServe plc	214,423
9,361	Interserve plc*	7,841
3,054	ISS A/S	104,897
1,800	Itoki Corp.	10,483
34,804	IWG plc	146,173
1,500	Kokuyo Co., Ltd.	26,624
400	Kyodo Printing Co., Ltd.	10,358
3,638	Lassila & Tikanoja OYJ	69,833
5,185	Loomis AB	180,071
700	Matsuda Sangyo Co., Ltd.	10,319
5,449	Mears Group plc	24,516
27,717	Mitie Group plc	57,134
600	Nissha Printing	12,365
1,100	Oyo Corp.	14,011
2,100	Park24 Co., Ltd.	57,159
2,696	PayPoint plc	33,248
1,400	Pilot Corp.	77,930
15,826	Prosegur Compania de Seguridad SA	103,258
58,477	Rentokil Initial plc	270,582
1,600	Sato Holdings Corp.	47,840
700	SECOM Co., Ltd.	53,698
9,943	Securitas AB, Class B	163,567
11,583	Shanks Group plc	11,919
659	Societe BIC SA	61,078
700	Sohgo Security Services Co., Ltd.	32,956
2,300	Takeei Corp.	24,908
2,256	Tomra Systems ASA	47,378
1,300	Toppan Forms Co., Ltd.	13,147
5,000	Toppan Printing Co., Ltd.	39,144
1,100	Tosho Printing Co., Ltd.	9,831
4,470	Transcontinental, Inc.	103,818

		3,641,323

Communications Equipment (0.1%):
2,792	Adva Optical Networking Se*	19,951

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
700	Aiphone Co., Ltd.	$10,897
2,052	Ascom Holding AG	37,197
700	Denki Kogyo Co., Ltd.	22,510
991	Evs Broadcast Equipment SA	22,723
500	Icom, Inc.	12,208
6,772	Mitel Networks Corp.*	74,134
36,485	Nokia OYJ	209,286
1,022	Parrot SA*	6,717
1,300	Sierra Wireless, Inc.*	20,798
26,263	Spirent Communications plc	40,150
12,465	Telefonaktiebolaget LM Ericsson, Class B	95,971
8,000	Uniden Holdings Corp.	22,631
6,200	VTech Holdings, Ltd.	71,375

		666,548

Construction & Engineering (1.9%):
4,849	ACS Actividades de Construccion y Servicios SA	196,125
3,353	Aecon Group, Inc.	39,435
2,015	Arcadis NV	36,205
3,000	Asanuma Corp.	10,717
4,202	Astaldi SpA*	9,819
2,110	Badger Daylighting, Ltd.	50,836
375	Bauer AG	8,279
16,800	Boustead Singapore, Ltd.	9,623
7,647	Bouygues SA	329,169
209	Burkhalter Holding AG	17,702
14,759	Cardno, Ltd.*	14,516
25,120	Carillion plc*^(b)(c)	3,960
1,100	Chudenko Corp.	27,485
589	CIE d’Entreprises CFE SA	72,848
2,026	Cimic Group, Ltd.	63,366
6,098	Costain Group plc	35,398
500	Dai-Dan Co., Ltd.	10,357
6,000	Daiho Corp.	35,708
2,773	Eiffage SA	301,415
2,783	Elecnor SA	41,290
7,737	Eltel AB*(a)	19,420
3,414	Ferrovial SA	69,984
1,493	FLSmidth & Co. A/S	89,300
1,782	Fomento de Construcciones y Contratas SA*	22,464
4,400	Fudo TETRA Corp.	8,220
200	Fukuda Corp.	12,058
6,974	Galliford Try plc	80,361
14,200	Hazama Ando Corp.	128,898
600	Hibiya Engineering, Ltd.	11,952
373	Hochtief AG	67,389
1,093	Implenia AG	83,224
17,890	John Laing Group plc(a)	65,025
15,000	Kajima Corp.	116,057
3,000	Kandenko Co., Ltd.	32,911
400	Kawada Technologies, Inc.	25,865
5,690	Keller Group plc	76,096
2,147	Kier Group plc	27,175

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
2,800	Kinden Corp.	$45,716
8,456	Koninklijke BAM Groep NV	35,556
2,781	Koninklijke Boskalis Westminster NV	80,926
2,300	Kumagai Gumi Co., Ltd.	80,659
1,300	Kyowa Exeo Corp.	34,089
1,300	Kyudenko Corp.	62,721
7,400	Lian Beng Group, Ltd.	2,740
7,200	Maeda Corp.	82,589
3,000	Maeda Road Construction Co., Ltd.	57,013
3,300	Mirait Holdings Corp.	51,093
6,692	Monadelphous Group, Ltd.	74,463
3,820	NCC AB	63,481
300	NDS Co., Ltd.	16,236
1,000	Nichireki Co., Ltd.	10,843
3,000	Nippo Corp.	54,636
1,600	Nippon Densetsu Kogyo Co., Ltd.	35,210
700	Nippon Koei Co., Ltd.	17,355
200	Nippon Road Co., Ltd. (The)	10,272
1,500	Nishimatsu Construction Co., Ltd.	43,010
20,800	Obayashi Corp.	216,260
4,863	Obrascon Huarte Lain SA	15,539
1,100	Okumura Corp.	35,871
12,582	Peab AB	94,733
18,100	Penta-Ocean Construction Co., Ltd.	121,111
703	Per Aarsleff Holding A/S	24,842
2,500	Raito Kogyo Co., Ltd.	26,120
19,598	Sacyr SA	53,471
12,041	Salini Impregilo SpA	31,355
1,400	Sanki Engineering Co., Ltd.	13,704
5,399	Shikun & Binui, Ltd.*	9,566
14,700	Shimizu Corp.	152,106
2,700	Spie SA	54,689
881	Strabag Se	34,488
12,380	Sumitomo Mitsui Construction	86,122
2,479	Sweco AB-B Shs	58,422
700	Taihei Dengyo Kaisha, Ltd.	17,719
2,800	TAISEI Corp.	154,291
400	Tekken Corp.	11,026
900	TOA Corp.	23,132
16,300	Tobishima Corp.	28,523
1,000	Toda Corp.	8,694
400	Toenec Corp.	12,005
1,000	Tokyo Energy & Systems, Inc.	11,481
5,100	Tokyu Construction Co., Ltd.	49,490
1,100	Totetsu Kogyo Co., Ltd.	35,025
4,300	Toyo Construction Co., Ltd.	19,084
3,200	Toyo Engineering Corp.*	21,912
22,100	United Engineers, Ltd.	45,588
3,109	Veidekke ASA	31,272
3,693	Vinci SA	354,666
1,400	Wakachiku Construction Co., Ltd.	20,764
2,771	YIT OYJ	16,492
1,200	Yurtec Corp.	9,839

		5,008,662

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.6%):
17,807	Adelaide Brighton, Ltd.	$91,946
7,356	Boral, Ltd.	35,491
3,157	Brickworks, Ltd.	36,642
2,325	Buzzi Unicem SpA	56,921
7,304	CRH plc, ADR	258,196
22,791	CSR, Ltd.	77,623
8,443	Fletcher Building, Ltd.	39,704
1,137	HeidelbergCement AG	95,704
829	Imerys SA	66,786
7,436	James Hardie Industries SE	125,140
400	Krosaki Harima Corp.	22,808
1,931	LafargeHolcim, Ltd., Registered Shares	94,192
2,500	Nippon Concrete Industries Co., Ltd.	7,460
20,000	Sumitomo Osaka Cement Co., Ltd.	93,658
7,200	Taiheiyo Cement Corp.	236,684
1,196	Vicat	78,440

		1,417,395

Consumer Finance (0.1%):
3,600	Aeon Credit Service Co., Ltd.	76,439
96,000	Allied Properties HK, Ltd.	20,483
9,830	Arrow Global Group plc	31,386
1,360	Cembra Money Bank AG	107,082
1,847	Credit Corp. Group, Ltd.	24,820
3,900	Credit Saison Co., Ltd.	61,312
18,226	Eclipx Group, Ltd.	42,896
106,800	Enerchina Holdings, Ltd.	6,190
18,254	Flexigroup, Ltd.	29,968
4,100	Hitachi Capital Corp.	105,912
2,988	Hoist Finance AB(a)	21,816
17,800	Hong Leong Finance, Ltd.	34,646
14,415	International Personal Finance	38,776
4,300	J Trust Co., Ltd.	35,498
1,800	Jaccs Co., Ltd.	38,915
15,200	Orient Corp.	20,443
4,742	Provident Financial plc*	37,521
38,000	Sun Hung Kai Properties, Ltd.	21,312

		755,415

Containers & Packaging (0.9%):
11,159	Amcor, Ltd.	119,164
10,464	BillerudKorsnas AB^	147,824
4,231	Cascades, Inc.	37,884
1,780	CCL Industries, Inc.	87,274
46,684	DS Smith plc	320,907
800	FP Corp.	44,164
1,900	Fuji Seal International, Inc.	67,210
5,634	Huhtamaki OYJ	207,993
2,589	Intertape Polymer Group, Inc.	35,590
314	Mayr Melnhof Karton AG	42,391
69,097	Orora, Ltd.	182,850
6,607	Pact Group Holdings, Ltd.	25,750
11,000	Rengo Co., Ltd.	96,779
17,522	RPC Group plc	172,926

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
16,255	Smurfit Kappa Group plc	$654,009
600	Tomoku Co., Ltd.	11,030
3,400	Toyo Seikan Kaisha, Ltd.	59,676
5	Vetropack Holding AG	10,084
1,101	Vidrala SA	104,784

		2,428,289

Distributors (0.2%):
3,471	Bapcor, Ltd.	16,887
3,100	Canon Marketing Japan, Inc.	64,535
500	Chori Co., Ltd.	8,836
5,572	Connect Group plc	2,273
1,438	D’ieteren SA/NV	59,719
4,313	Headlam Group plc	27,781
25,837	Inchcape plc	266,026
1,000	Jardine Cycle & Carriage, Ltd.	23,313
7,157	John Menzies plc	59,203
400	Paltac Corp.	23,018
3,025	Uni-Select, Inc.	48,119

		599,710

Diversified Consumer Services (0.0%):
23,128	Aa plc	37,869
1,100	Benesse Holdings, Inc.	39,003
2,634	Dignity plc	34,918
5,045	EnerCare, Inc.	69,007
12,438	G8 Education, Ltd.	21,428
6,026	InvoCare, Ltd.	61,370
8,365	Navitas, Ltd.	27,586

		291,181

Diversified Financial Services (0.7%):
1,573	Ackermans & Van Haaren NV	270,708
1,091	AKER ASA	83,454
52,095	AMP, Ltd.	137,113
1,900	Century Tokyo Leasing Corp.	107,626
6,399	Cerved Information Solutions S	68,574
2,394	Challenger, Ltd.	21,044
5,700	Ecn Capital Corp.	15,307
11,037	Element Fleet Management Corp.	51,889
3,300	Financial Products Group Co., Ltd.	42,518
158,669	First Pacific Co., Ltd.	76,440
1,200	Fuyo General Lease Co., Ltd.	82,261
1,236,000	G-Resources Group, Ltd.*	13,995
1,800	Ibj Leasing Co., Ltd.	47,596
4,600	Japan Securities Finance Co., Ltd.	25,185
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	141,194
772	Onex Corp.	56,669
17,600	ORIX Corp.	278,004
1,100	Ricoh Leasing Co., Ltd.	36,176
1,000	Zenkoku Hosho Co., Ltd.	45,219

		1,600,972

Diversified Telecommunication Services (2.3%):
26,000	APT Satellite Holdings, Ltd.	10,667

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
644	BCE, Inc.	$26,083
974	BCE, Inc.	39,438
5,067	Belgacom SA	114,277
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	22,893
29,763	BT Group plc	85,621
5,828	Cellnex Telecom SAU(a)	146,643
18,127	Chorus, Ltd.	51,341
94,000	CITIC Telecom International Holdings, Ltd.	24,687
7,863	Com Hem Holding AB	127,782
67,539	Deutsche Telekom AG, Registered Shares	1,048,074
218	El Towers SpA	12,041
4,973	Elisa OYJ	230,275
40,490	France Telecom SA	677,247
34,000	Hkbn, Ltd.	52,239
61,295	HKT Trust & HKT, Ltd.	78,159
88,000	Hutchison Telecommunications Holdings, Ltd.	31,055
271	Iliad SA	42,786
16,506	Inmarsat plc	119,735
46,232	KCOM Group plc	59,065
53,529	Koninklijke (Royal) KPN NV	145,493
3,000	Nippon Telegraph & Telephone Corp.	136,337
275,553	PCCW, Ltd.	155,060
37,800	Singapore Telecommunications, Ltd.	85,351
2,262	Sunrise Communications Group(a)	184,445
6,021	Superloop, Ltd.	11,216
230	Swisscom AG, Registered Shares	102,861
29,050	Talktalk Telecom Group plc^	40,058
34,736	Telecom Corp. of New Zealand, Ltd.	87,661
337,063	Telecom Italia SpA*	250,113
4,552	Telefonica Deutschland Holding AG	17,939
38,812	Telefonica SA	330,786
4,768	Telekom Austria AG	39,727
5,872	Telenor ASA	120,401
43,030	Telia Co AB	196,679
24,040	Telstra Corp., Ltd.	46,565
11,474	TPG Telecom, Ltd.	43,876
15,323	Vocus Communications, Ltd.*	26,169

		5,020,845

Electric Utilities (1.3%):
2,033	Acciona SA	168,134
53,654	AusNet Services	63,944
458	BKW AG	29,609
4,700	Chubu Electric Power Co., Inc.	70,455
2,800	Chugoku Electric Power Co., Inc. (The)	36,192
6,000	CK Infrastructure Holdings, Ltd.	44,413
8,064	CLP Holdings, Ltd.	86,522
5,549	Contact Energy, Ltd.	21,966
18,599	Electricite de France	254,931
249	Elia System Operator SA/NV	15,469
4,746	Endesa SA^	104,592
40,556	Enel SpA	224,667
956	EVN AG	17,860

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
700	Fortis, Inc.	$22,316
7,466	Fortum OYJ	178,069
18,530	Genesis Energy, Ltd.	30,607
41,500	HK Electric Investments, Ltd.(a)	39,551
7,700	Hokkaido Electric Power Co., Inc.	52,417
5,600	Hokuriku Electric Power Co.*	56,260
49,379	Iberdrola SA	381,388
5,354	Infratil, Ltd.	12,248
6,700	Kansai Electric Power Co., Inc. (The)	97,587
3,800	Kyushu Electric Power Co., Inc.	42,494
1,925	Okinawa Electric Power Co., Inc.	40,115
4,360	Red Electrica Corporacion SA	88,699
15,431	Scottish & Southern Energy plc	275,642
3,300	Shikoku Electric Power Co., Inc.	44,138
43,538	Spark Infrastructure Group	73,622
13,794	Terna SpA	74,427
5,600	Tohoku Electric Power Co., Inc.	68,391
17,100	Tokyo Electric Power Co., Inc. (The)*	79,599

		2,796,324

Electrical Equipment (1.5%):
25,335	ABB, Ltd.	553,050
600	Chiyoda Integre Co., Ltd.	13,151
6,000	Daihen Corp.	36,078
500	Denyo Co., Ltd.	7,748
18,000	Fuji Electric Holdings Co., Ltd.	136,869
4,000	Furukawa Electric Co., Ltd. (The)	139,545
1,200	Futaba Corp.	21,029
26,000	GS Yuasa Corp.	118,395
474	Huber & Suhner AG	28,944
29,500	Johnson Electric Holdings, Ltd.	85,822
2,829	Legrand SA	207,191
127,089	Melrose Industries plc	356,574
394	Mersen	15,656
13,000	Mitsubishi Electric Corp.	172,752
1,976	Nexans SA	67,803
1,000	Nidec Corp.	149,842
2,700	Nissin Electric Co., Ltd.	24,858
2,100	Nitto Kogyo Corp.	41,951
1,460	Nordex Se*	14,831
2,359	OSRAM Licht AG	96,345
6,311	PNE Wind AG	16,750
4,764	Prysmian SpA	118,362
1,177	Schneider Electric SA	97,893
280,000	Solartech International Holding, Ltd.*^	44,856
190	Somfy SA	17,633
2,200	SwCC Showa Holdings Co., Ltd.	14,265
4,000	Tatsuta Electric Wire And Cable Co., Ltd.	20,343
2,958	TKH Group NV	187,723
4,400	Ushio, Inc.	55,798
3,491	Vestas Wind Systems A/S	215,846
170	XP Power, Ltd.	7,919

		3,085,822

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (1.9%):
1,300	Ai Holdings Corp.	$28,130
3,100	ALPS Electric Co., Ltd.	79,524
306	Also Holding AG, Registered Shares	36,618
2,200	Amano Corp.	51,964
1,200	Arisawa Manufacturing Co., Ltd.	12,102
1,300	Azbil Corp.	56,641
91	Barco NV	11,097
4,005	Celestica, Inc.*	47,621
9,400	Citizen Holdings Co., Ltd.	61,670
3,400	CMK Corp.	21,632
46,000	Cowell e Holdings, Inc.	9,730
400	Dai-ichi Seiko Co., Ltd.	6,477
400	Daiwabo Holdings Co., Ltd.	21,286
3,500	Dexerials Corp.	34,896
28,281	Electrocomponents plc	282,796
148,000	FIH Mobile, Ltd.*	22,808
7,452	Fingerprint Cards AB*	5,673
16,000	Gcl New Energy Holdings, Ltd.*	652
500	Hakuto Co., Ltd.	7,429
13,557	Halma plc	244,750
400	Hamamatsu Photonics K.K.	17,153
1,034	Hexagon AB, Class B	57,609
800	Hitachi High-Technologies Corp.	32,599
99,000	Hitachi, Ltd.	697,457
1,000	Horiba, Ltd.	69,878
3,500	IBIDEN Co., Ltd.	56,014
91	Inficon Holding AG	46,305
2,823	Ingenico Group	253,333
1,000	Iriso Electronics Co., Ltd.	60,315
4,000	Japan Aviation Electronics Industry, Ltd.	62,905
2,000	Japan Cash Machine Co., Ltd.	22,369
21,200	Japan Display, Inc.*	27,537
1,000	Kaga Electronics Co., Ltd.	23,655
200	Keyence Corp.	112,813
2,388	Kudelski SA^	22,399
2,100	Kyocera Corp.	118,010
684	Lagercrantz Group AB, Class B	7,454
21,534	Laird plc	56,825
26	Lem Holding SA, Registered Shares	38,842
600	Macnica Fuji Electronics Holdings	10,053
2,366	Micronic Mydata AB^	26,449
900	Murata Manufacturing Co., Ltd.	151,113
2,800	Nichicon Corp.	35,189
600	Nippon Chemi-Con Corp.	23,324
1,200	Nippon Electric Glass Co., Ltd.	33,318
3,400	Nippon Signal Co., Ltd.	32,991
1,900	OKI Electric Industry Co., Ltd.	21,254
2,000	Omron Corp.	93,009
13,505	Opus Group AB	9,770
3,000	Osaki Electric Co., Ltd.	23,023
2,587	Oxford Instruments plc	34,210
2,479	Renishaw plc	173,289

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
600	Ryoyo Electro Corp.	$9,689
900	Sanshin Electronics Co., Ltd.	15,619
900	Shimadzu Corp.	27,139
600	Shinko Shoji Co., Ltd.	9,395
2,000	Siix Corp.	43,811
6,000	SMK Corp.	20,509
4,575	Spectris plc	157,263
2,000	Sumida Corp.	22,493
700	Tachibana Eletech Co., Ltd.	12,789
8,200	Taiyo Yuden Co., Ltd.	228,594
1,500	TDK Corp.	152,975
3,900	Topcon Corp.	66,779
1,300	Toyo Corp.	10,581
1,100	UKC Holdings Corp.	22,406
200	V Technology Co., Ltd.	36,921
312	Vaisala OYJ, Class A	7,865
6,300	Venture Corp., Ltd.	82,126
28,000	Vstecs Holdings, Ltd.	13,926
3,200	Yaskawa Electric Corp.	112,844
2,200	Yokogawa Electric Corp.	39,085

		4,586,769

Energy Equipment & Services (0.7%):
7,314	Aker Solutions ASA*	16,079
5,393	Aker Solutions ASA*	37,756
1,137	Bonheur ASA	15,421
2,991	BW Offshore, Ltd.*	15,277
5,101	Calfrac Well Services, Ltd.*	21,654
2,800	Ces Energy Solutions Corp.	9,564
4,426	Enerflex, Ltd.	47,609
8,606	Ensign Energy Services, Inc.	38,431
106,730	Ezion Holdings, Ltd.*	7,092
2,872	Fugro NV*	41,559
4,984	Hunting plc*	50,940
14,867	John Wood Group plc	122,682
12,946	Kvaerner ASA*	27,309
8,257	Lamprell plc*	10,284
2,200	Mullen Group, Ltd.	25,925
3,324	Ocean Yield ASA	29,017
3,553	Odfjell Drilling, Ltd.*	14,690
1,500	Pason Systems, Inc.	24,557
12,322	Petrofac, Ltd.	94,919
18,993	Petroleum Geo-Services ASA*	88,673
16,362	Precision Drilling Corp.*	54,145
398	ProSafe SE*^	911
21,040	Saipem SpA*	96,791
6,871	SBM Offshore NV	106,503
174	Schoeller-Blackman Oilfield Equipment AG	20,955
8,377	Secure Energy Services, Inc.	46,266
2,300	ShawCor, Ltd.	44,653
2,400	Shinko Plantech Co., Ltd.	24,228
11,430	Subsea 7 SA	182,118
1,492	Tecnicas Reunidas SA	48,028

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
5,547	TGS NOPEC Geophysical Co. ASA	$203,985
900	Total Energy Services, Inc.	7,956
400	Toyo Kanetsu KK	14,579
13,311	Trican Well Service, Inc.*	30,278
18,254	Trinidad Drilling, Ltd.*	25,968
10,731	Vallourec SA*	63,471
4,085	WorleyParsons, Ltd.	53,076

		1,763,349

Food & Staples Retailing (2.2%):
24,500	Aeon Co., Ltd.	523,937
500	Ain Holdings, Inc.	36,892
3,200	Alcanna, Inc.	22,250
2,144	Alimentation Couche-Tard, Inc.	93,149
1,309	Amsterdam Commodities NV	35,836
2,400	Arcs Co., Ltd.	65,408
1,200	Axial Retailing, Inc.	45,610
900	Belc Co., Ltd.	47,592
20,827	Carrefour SA^	336,078
2,135	Casino Guichard-Perrachon SA	82,744
1,100	Cawachi, Ltd.	22,510
600	Cocokara Fine, Inc.	36,828
2,636	Colruyt SA	150,317
200	Cosmos Pharmaceutical Corp.	40,555
1,300	Create SD Holdings Co., Ltd.	37,360
24,356	Distribuidora Internacional de Alimentacion SA	70,882
1,888	Empire Co., Ltd., Class A	37,904
300	FamilyMart Co., Ltd.	31,553
8,283	Greggs plc	108,622
1,600	Heiwado Co., Ltd.	39,856
1,831	ICA Gruppen AB	56,141
200	Itochu-Shokuhin Co., Ltd.	11,015
28,611	J Sainsbury plc	121,219
1,366	Kesko OYJ, Class A	77,666
2,714	Kesko OYJ, Class B	165,974
28,566	Koninklijke Ahold Delhaize NV	683,362
400	LAWSON, Inc.	24,988
1,111	Loblaw Cos., Ltd.	57,135
1,430	Marr SpA	37,642
54,594	Metcash, Ltd.	105,776
3,919	Metro AG	32,577
5,170	METRO AG	63,876
1,817	Metro, Inc.	61,774
900	Mitsubishi Shokuhin Co., Ltd.	23,984
600	Nihon Chouzai Co., Ltd.	15,922
801	North West Co., Inc.	17,866
1,094	Rallye SA	12,495
600	San-A Co., Ltd.	29,622
4,300	Seven & I Holdings Co., Ltd.	187,450
1,454	Sligro Food Group NV	76,201
1,800	Sogo Medical Co., Ltd.	37,597
37,635	Sonae SGPS SA	45,206
500	Sugi Holdings Co., Ltd.	28,924

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,300	Sundrug Co., Ltd.	$52,573
112,169	Tesco plc	379,850
600	Tsuruha Holdings, Inc.	75,130
3,100	United Supermarkets Holdings	40,104
2,200	Valor Co., Ltd.	50,181
1,000	Welcia Holdings Co., Ltd.	53,150
5,821	Wesfarmers, Ltd.	213,439
1,644	Weston (George), Ltd.	134,146
35,391	William Morrison Supermarkets plc	117,554
9,123	Woolworths, Ltd.	206,613
700	Yamatane Corp.	14,513
1,200	Yaoko Co., Ltd.	66,149
2,800	Yokohama Reito Co., Ltd.	25,505

		5,269,202

Food Products (2.8%):
4,938	AAK AB	78,444
91	Agrana Beteiligungs AG	9,367
4,400	Ajinomoto Co., Inc.	83,099
3,482	Aryzta AG*^	52,323
1,675	Associated British Foods plc	60,381
772	Atria OYJ	9,370
5,111	Austevoll Seafood ASA	61,417
23,247	Australian Agricultural Co., Ltd.*	21,666
1,362	Bakkafrost P/F	75,635
33	Barry Callebaut AG, Registered Shares	59,282
125	Bell AG	40,086
3,394	Bellamy’s Australia, Ltd.*	38,963
567	Bonduelle S.C.A.	20,457
1,100	Calbee, Inc.	41,362
4,349	Cloetta AB	13,196
3,432	Cranswick plc	152,500
7,971	Dairy Crest Group plc	51,591
3,659	Danone SA	268,208
10,087	Devro plc	26,505
500	Dydo Drinco, Inc.	29,700
1,136	Ebro Foods SA	26,503
111	Emmi AG	94,574
500	Ezaki Glico Co., Ltd.	24,013
16,300	First Resources, Ltd.	18,641
1,000	Fuji Oil Co., Ltd.	35,908
10,349	Glanbia plc	191,721
260,400	Golden Agri-Resources, Ltd.	58,247
11,957	GrainCorp, Ltd.	67,894
18,175	Greencore Group plc	44,477
3,373	Grieg Seafood ASA	35,539
1,119	Hilton Food Group plc	14,703
1,600	Hokuto Corp.	28,526
47,400	Japfa, Ltd.	22,046
300	J-Oil Mills, Inc.	10,780
800	Kagome Co., Ltd.	26,566
1,567	Kerry Group plc, Class A	163,650
1,100	Kewpie Corp.	27,695

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
59	KWS Saat SE	$20,901
6,130	Leroy Seafood Group ASA	41,311
2,549	Maple Leaf Foods, Inc.	64,457
3,528	Marine Harvest	70,275
2,600	Maruha Nichiro Corp.	104,536
1,600	Megmilk Snow Brand Co., Ltd.	42,674
1,100	Meiji Holdings Co., Ltd.	92,722
700	Morinaga & Co., Ltd.	33,539
3,000	Morinaga Milk Industry Co., Ltd.	112,082
26,347	Nestle SA, Registered Shares	2,040,524
4,900	Nichirei Corp.	124,516
800	Nippon Beet Sugar Manufacturing Co., Ltd.	17,331
2,800	Nippon Flour Mills Co., Ltd.	48,678
1,500	Nippon Meat Packers, Inc.	60,588
20,100	Nippon Suisan Kaisha, Ltd.	99,013
800	Nisshin Oillio Group, Ltd. (The)	24,043
1,100	Nisshin Seifun Group, Inc.	23,267
900	Nissin Sugar Co., Ltd.	17,153
326	Orior AG	28,053
2,710	Orkla ASA, Class A	23,740
11,559	Parmalat SpA	39,010
1,700	Petra Foods, Ltd.	1,560
51,099	Premier Foods plc*	25,553
988	Premium Brands Holdings Corp.	85,143
10,000	Prima Meat Packers, Ltd.	57,829
11,598	Ridley Corp., Ltd.	11,812
5,300	Rogers Sugar, Inc.	21,369
1,029	Salmar ASA	43,196
2,923	Saputo, Inc.	97,063
127	Savencia SA	11,121
3,496	Scales Corp., Ltd.	10,981
3,767	Scandi Standard AB	24,098
392	Schouw & Co.	34,598
1,200	Showa Sangyo Co., Ltd.	31,341
147	Sipef SA*	10,224
300	Starzen Co., Ltd.	15,822
2,737	Suedzucker AG	43,592
9,961	Tassal Group, Ltd.	30,532
21,868	Tate & Lyle plc	186,462
432	Vilmorin & CIE SA	29,048
2,508	Viscofan SA	170,698
42,000	Vitasoy International Holdings, Ltd.	134,175
400	Warabeya Nichiyo Holdings Co., Ltd.	9,175
2,992	Wessanen	62,835
94,112	WH Group, Ltd.(a)	76,091
15,800	Wilmar International, Ltd.	35,437
200	Yakult Honsha Co., Ltd.	13,354
2,000	Yamazaki Baking Co., Ltd.	52,246

		6,538,803

Gas Utilities (0.3%):
12,578	APA Group	91,614
10,923	Gas Natural SDG SA^	289,000

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
26,771	Hong Kong & China Gas Co., Ltd.	$51,087
12,938	Italgas SpA	71,258
800	K&O Energy Group, Inc.	13,496
3,200	Osaka Gas Co., Ltd.	66,211
3,368	Rubis SCA	210,157
1,300	Saibu Gas Co., Ltd.	35,182
3,700	Shizuoka Gas Co. Ltd.	33,924
10,212	Superior Plus Corp.	98,741
2,000	Toho Gas Co., Ltd.	69,204
2,200	Tokyo Gas Co., Ltd.	58,387

		1,088,261

Health Care Equipment & Supplies (1.3%):
3,115	Ambu A/S	104,970
3,613	Ansell, Ltd.	72,894
5,613	Arjo AB, Class B	20,004
1,600	Asahi Intecc Co., Ltd.	60,412
1,072	Cochlear, Ltd.	159,352
1,014	Coloplast A/S, Class B	101,295
1,992	Consort Medical plc	31,328
781	DiaSorin SpA	89,019
509	Draegerwerk AG & Co. KGaA	36,493
213	Eckert & Ziegler AG	9,274
1,745	Essilor International SA Compagnie Generale d’Optique	246,186
6,555	Fisher & Paykel Healthcare Corp., Ltd.	66,051
7,376	GN Store Nord A/S	336,034
405	Guerbet	27,052
2,000	HOYA Corp.	113,602
1,500	Nihon Kohden Corp.	41,757
8,900	Nipro Corp.	102,740
1,300	Olympus Co., Ltd.	48,564
900	Paramount Bed Holdings Co., Ltd.	38,579
1,192	Sartorius AG	178,056
876	Sartorius Stedim Biotech	91,480
10,538	Smith & Nephew plc	193,759
411	Sonova Holding AG, Registered Shares	73,761
184	Straumann Holding AG, Registered Shares	140,126
1,400	Sysmex Corp.	130,554
2,000	Terumo Corp.	114,273
5,988	William Demant Holding A/S*	240,853

		2,868,468

Health Care Providers & Services (0.6%):
4,943	Al Noor Hospitals Group plc	34,329
900	Alfresa Holdings Corp.	21,137
3,417	Amplifon SpA	70,721
18,377	Australian Pharmaceutical Industries, Ltd.	23,221
1,100	Bml, Inc.	28,337
3,973	Cambian Group plc	7,978
2,363	Capio AB(a)	11,309
4,556	Ebos Group, Ltd.	55,351
4,221	Estia Health, Ltd.	10,266

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
4,012	Extendicare, Inc.	$22,128
656	Fagron	11,198
699	Fresenius Medical Care AG & Co., KGaA	70,554
2,812	Fresenius SE & Co. KGaA	225,775
52,706	Healthscope, Ltd.	86,186
2,000	Japan Lifeline Co., Ltd.	49,044
16,930	Japara Healthcare, Ltd.	22,607
2,680	Korian-Medica	90,437
1,284	Lifco AB-B Shs	45,702
1,404	Medical Facilities Corp.	14,921
7,584	Metlifecare, Ltd.	32,139
1,900	Miraca Holdings, Inc.	56,578
1,060	Orpea	141,339
14,403	Primary Health Care, Ltd.	37,248
24,900	Raffles Medical Group, Ltd.	18,494
1,233	Ramsay Health Care, Ltd.	49,330
3,746	Ryman Healthcare, Ltd.	30,350
2,200	Ship Healthcare Holdings, Inc.	82,942
2,371	Sienna Senior Living, Inc.	29,906
1,446	Sigma Healthcare, Ltd.	872
2,635	Sonic Healthcare, Ltd.	47,917
8,887	Spire Healthcare Group plc(a)	29,378
10,895	Summerset Group Holdings, Ltd.	56,412
500	Suzuken Co., Ltd.	21,157
1,800	Toho Holdings Co., Ltd.	43,899
3,435	Virtus Health, Ltd.	14,608
2,800	Vital Ksk Holdings, Inc.	29,171

		1,622,941

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	59,450
857	Compugroup Medical Se	43,998
1,500	M3, Inc.	59,717
1,213	Raysearch Laboratories AB*^	14,208

		177,373

Hotels, Restaurants & Leisure (1.9%):
36,400	Accordia Golf Trust	16,444
22,459	Ardent Leisure Group	32,896
7,631	Aristocrat Leisure, Ltd.	174,213
4,300	Atom Corp.	41,765
7,557	Autogrill SpA	93,685
3,095	Betsson AB*	18,785
14,000	Cafe de Coral Holdings, Ltd.	33,818
577	Carnival plc, ADR	33,264
485	Cie des Alpes	16,626
9,479	Collins Foods, Ltd.	39,056
2,000	Colowide Co., Ltd.	53,486
8,814	Compass Group plc	187,740
2,118	Corporate Travel Management, Ltd.	42,944
2,375	Crown, Ltd.	23,780
1,951	Domino’s Pizza Enterprises, Ltd.	75,337
23,341	Domino’s Pizza Group plc	106,567
1,600	Doutor Nichires Holdings Co., Ltd.	31,774

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,304	Elior Group^(a)	$90,787
20,405	Enterprise Inns plc*	39,303
1,133	Flight Centre, Ltd.	53,332
557	Fuller Smith & Turner plc, Class A	6,983
16,010	Galaxy Entertainment Group, Ltd.	122,889
2,773	Great Canadian Gaming Corp.*	98,199
10,128	Greene King plc	76,873
4,715	GVC Holdings plc	65,322
1,700	HIS Co., Ltd.	51,232
18,000	Hongkong & Shanghai Hotels (The)	25,679
11,300	Hotel Grand Central, Ltd.	11,300
1,726	Intercontinental Hotels Group plc, ADR	108,168
7,041	JD Wetherspoon plc	116,981
1,500	Kyoritsu Maintenance Co., Ltd.	82,173
23,554	Ladbrokes Coral Group plc*	3,366
17,201	Marston’s plc	22,580
200	Matsuya Foods Co., Ltd.	6,808
22,000	Melco International Development Ltd.	67,623
2,209	Melia Hotels International SA	30,259
25,795	Merlin Entertainments plc(a)	131,588
15,327	MGM China Holdings, Ltd.	35,493
6,833	Millennium & Copthorne Hotels	47,873
14,000	Miramar Hotel & Investment	26,355
10,745	Mitchells & Butlers plc	36,912
902	Mty Food Group, Inc.	34,564
122,000	NagaCorp, Ltd.	110,889
10,509	NH Hotel Group SA	77,620
1,223	Orascom Development Holding AG*	18,320
900	Oriental Land Co., Ltd.	94,322
17,900	Oue, Ltd.	20,495
1,016	Paddy Power Betfair plc	111,255
1,718	Paddy Power plc	192,650
2,047	Pandox AB	34,751
900	Pizza Pizza Royalty Corp.	8,387
12,439	Rank Group plc	31,455
30,000	Regal Hotels International Holdings, Ltd.	18,629
2,000	Resorttrust, Inc.	35,307
1,092	Restaurant Brands International, Inc.	65,877
2,017	Restaurant Brands New Zealand, Ltd.	10,651
6,315	Restaurant Group plc (The)	23,442
4,600	Round One Corp.	72,281
1,300	Royal Holdings Co., Ltd.	35,604
1,200	Saint Marc Holdings Co., Ltd.	29,620
1,300	Saizeriya Co., Ltd.	29,737
16,988	Sands China, Ltd.	90,526
66,868	SJM Holdings, Ltd.	83,087
705	Skistar AB	14,689
28,970	Sky City Entertainment Group, Ltd.	79,172
2,200	Skylark Co., Ltd.	32,556
1,092	Sodexo SA	109,087
30,575	SSP Group plc	255,685
10,849	Star Entertainment Group, Ltd. (The)	39,711

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,200	Stars Group, Inc. (The)*	$43,527
7,146	Tabcorp Holdings, Ltd.	23,648
50,634	Thomas Cook Group plc	71,941
4,500	Tokyo Dome Corp.	40,195
1,100	Toridoll Holding Corp.	25,980
8,666	TUI AG	190,056
6,856	Unibet Group plc	86,278
2,777	Whitbread plc	145,042
41,297	William Hill plc	165,023
16,830	Wynn Macau, Ltd.	54,046
3,500	Zensho Holdings Co., Ltd.	88,867

		5,075,230

Household Durables (1.8%):
2,000	Alpine Electronics, Inc.	41,225
520	Bang & Olufsen A/S*	11,288
10,063	Barratt Developments plc	68,416
6,709	Bellway plc	265,852
5,073	Berkeley Group Holdings plc (The)	253,316
5,170	Bonava AB	60,648
3,114	Bovis Homes Group plc	47,057
3,865	Breville Group, Ltd.	33,368
2,200	Casio Computer Co., Ltd.	35,755
600	Chofu Seisakusho Co., Ltd.	12,998
9,906	Crest Nicholson Holdings plc	50,903
2,921	De’Longhi	82,656
1,000	Dorel Industries, Inc.	16,965
2,152	Duni AB	30,815
266	Ekornes ASA	4,504
3,583	Electrolux AB, Series B, B Shares	81,567
2,053	Fiskars OYJ Abp	46,412
23	Forbo Holding AG	34,380
1,600	Foster Electric Co., Ltd.	22,936
1,600	Fuji Corp., Ltd.	14,288
2,300	Fujitsu General, Ltd.	35,930
9,600	Haseko Corp.	132,495
187	Hunter Douglas NV	13,757
13,919	Husqvarna AB, Class B	131,848
4,300	Iida Group Holdings Co., Ltd.	82,871
5,228	JM AB	93,315
661	Kaufman & Broad SA	31,155
62,400	Man Wah Holdings, Ltd.	48,892
4,714	McCarthy & Stone plc(a)	6,099
10	Metall Zug AG	31,699
1,200	Misawa Homes Co., Ltd.	9,962
2,500	Nissei Build Kogyo Co., Ltd.	25,704
9,589	Nobia AB	73,781
17,300	Panasonic Corp.	232,464
9,143	Persimmon plc	305,504
31,200	Pioneer Corp.*	43,352
1,400	Pressance Corp.	21,609
15,445	Redrow plc	108,583
500	Sangetsu Corp.	10,124

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,048	SEB SA	$182,731
13,000	Sekisui Chemical Co., Ltd.	221,367
6,800	Sekisui House, Ltd.	120,244
9,500	Sony Corp.	487,473
2,200	Starts Corp., Inc.	53,599
6,900	Sumitomo Forestry Co., Ltd.	104,219
328	Surteco SE	9,625
110,619	Taylor Wimpey plc	261,066
20,687	Techtronic Industries Co., Ltd.	114,872
400	Token Corp.	35,271
1,733	Tomtom NV*	15,646
2,000	Zojirushi Corp.	24,421

		4,285,027

Household Products (0.3%):
2,964	Essity AB, Class B	73,133
4,000	Lion Corp.	73,334
14,255	Mcbride plc*	25,095
2,100	Pigeon Corp.	102,102
2,153	Reckitt Benckiser Group plc	176,955
9,387	Svenska Cellulosa AB, Class B	101,899
1,800	Unicharm Corp.	54,171

		606,689

Independent Power & Renewable Electricity Producers (0.1%):
1,967	Albioma SA	44,352
2,200	Algonquin Power & Utilities Corp.	21,255
2,859	Boralex, Inc., Class A	45,805
2,600	Capital Power Corp.	49,903
20,418	Drax Group plc	88,291
3,045	Edp Renovaveis SA	31,743
1,300	Electric Power Development Co., Ltd.	33,551
3,202	ERG SpA	69,768
9,297	Falck Renewables SpA	22,398
54,874	Infigen Energy*	26,785
3,741	Innergex Renewable Energy, Inc.	39,303
4,661	Northland Power, Inc.	86,979
2,000	Polaris Infrastructure, Inc.	21,423
1,917	Scatec Solar ASA(a)	12,958
12,748	Transalta Corp.	64,007
1,200	Transalta Renewables, Inc.	11,356
2,170	Uniper SE	64,686

		734,563

Industrial Conglomerates (1.1%):
8,000	Chevalier International Holdings Ltd.	12,175
26,645	Cir-Compagnie Industriali Riun	32,593
12,930	CK Hutchison Holdings, Ltd.	136,466
54	Daetwyler Holding AG	10,393
1,493	DCC plc	135,790
2,000	Guoco Group, Ltd.	30,064
17,500	Hopewell Holdings, Ltd.	59,747
980	Indus Holding AG	61,090
1,500	Katakura Industries Co., Ltd.	17,606

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
2,200	Keihan Electric Railway Co., Ltd.	$78,923
14,100	Keppel Corp., Ltd.	74,185
6,713	Koninklijke Philips Electronics NV	284,517
3,787	Koninklijke Philips Electronics NV, NY Shares, NYS	160,076
900	Nisshinbo Holdings, Inc.	9,652
1,487	Nolato AB	119,959
2,675	Rheinmetall AG	295,378
2,400	Seibu Holdings, Inc.	40,447
57,400	SembCorp Industries, Ltd.	115,574
70,000	Shun Tak Holdings, Ltd.	28,619
5,436	Smiths Group plc	121,755
5,400	Tokai Holdings Corp.	52,191

		1,877,200

Insurance (3.8%):
5,489	Admiral Group plc	138,041
26,668	AEGON NV	159,349
3,711	Ageas NV	187,097
67,040	AIA Group, Ltd.	580,396
4,109	Alm Brand A/S	40,355
25,977	Assicurazioni Generali SpA	434,936
55,730	Aviva plc	370,523
12,499	AXA SA	306,192
496	Baloise Holding AG, Registered Shares	72,162
25,009	Beazley plc	193,349
7,384	Chesnara plc	35,267
597	Clal Insurance Enterprises Holdings, Ltd.*	8,347
1,594	CNP Assurances SA	36,217
3,800	Coface SA	42,201
7,600	Dai-ichi Life Insurance Co., Ltd.	135,202
7,585	Direct Line Insurance Group plc	34,305
82	E-L Financial Corp., Ltd.	51,152
20,019	Esure Group plc	57,413
374	Fairfax Financial Holdings, Ltd.	209,594
268	FBD Holdings plc	3,307
1,983	Gjensidige Forsikring ASA	32,488
309	Hannover Rueck SE	38,522
5,987	Harel Insurance Investments &	44,960
240	Helvetia Patria Holding AG	137,206
4,798	Hiscox, Ltd.	96,462
2,621	Industrial Alliance Insurance & Financial Services, Inc.	101,191
8,600	Japan Post Holdings Co., Ltd.	94,167
6,623	Jardine Lloyd Thompson Group plc	111,763
22,877	JRP Group plc	40,740
4,200	Lancashire Holdings, Ltd.	31,419
110,390	Legal & General Group plc	387,342
13,895	Manulife Financial Corp.	249,693
865	Manulife Financial Corp.	15,543
44,734	MAPFRE SA	134,606
26,388	Medibank Private, Ltd.	57,121
1,055	Menora Mivtachim Holdings, Ltd.	11,393
16,641	Migdal Insurance & Financial Holding, Ltd.*	14,422
2,400	MS&AD Insurance Group Holdings, Inc.	74,558

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,025	Muenchener Rueckversicherungs-Gesellschaft AG	$217,203
20,116	NIB Holdings, Ltd.	85,623
1,800	NKSJ Holdings, Inc.	72,727
2,120	NN Group NV	86,014
115,690	Old Mutual, Ltd.	229,591
13,324	Phoenix Group Holdings	118,995
4,472	Phoenix Holdings, Ltd. (The)	23,432
2,827	Protector Forsikring ASA*^	23,005
9,829	QBE Insurance Group, Ltd.	71,053
56,602	Saga plc	93,527
2,986	SCOR SA	110,757
4,237	Societa Cattolica di Assicuraz	35,268
14,023	St. James Place plc	212,250
4,226	Standard Life plc	18,157
11,633	Steadfast Group, Ltd.	24,258
7,873	Storebrand ASA	63,549
8,920	Sun Life Financial, Inc.	358,048
9,055	Suncorp-Metway, Ltd.	98,025
275	Swiss Life Holding AG, Registered Shares	95,688
2,106	Swiss Re AG	182,049
4,600	T&D Holdings, Inc.	68,928
828	Talanx AG	30,227
3,100	Tokio Marine Holdings, Inc.	145,177
3,403	Topdanmark A/S	148,948
23	Trisura Group, Ltd.*	466
4,088	Tryg A/S	95,943
16,849	Unipol Gruppo Finanziario SpA	64,895
34,458	UnipolSai SpA	75,996
4,045	Uniqa Insurance Group AG	37,174
20	Vaudoise Assurances Holding SA	10,413
1,204	Vienna Insurance Group Weiner Staeditische Versicherung AG	32,712
1,065	Vittoria Assicurazioni SpA	17,337
271	Wuestenrot & Wuerttembergische AG	5,560
1,274	Zurich Insurance Group AG	378,058

		8,100,054

Internet & Direct Marketing Retail (0.2%):
13,793	Ocado Group plc*	186,910
6,700	Rakuten, Inc.	45,247
4,000	Start Today Co., Ltd.	144,831
1,817	Takkt AG	33,264
19,250	Trade Me Group, Ltd.	60,710

		470,962

Internet Software & Services (0.6%):
22,069	Auto Trader Group plc(a)	124,003
9,425	Carsales.com, Ltd.	105,668
1,200	Dip Corp.	30,821
4,572	Domain Holdings Australia, Ltd.	10,932
3,000	GMO Internet, Inc.	71,353
2,000	Gree, Inc.	10,701
1,200	Gurunavi, Inc.	9,828
4,400	Infomart Corp.	58,378

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
2,100	Internet Initiative Japan, Inc.	$42,194
9,063	Isentia Group, Ltd.	4,727
3,100	Kakaku.com, Inc.	69,874
22,749	Moneysupermarket.com Group plc	94,501
8,615	NetEnt AB*	45,928
3,213	Rightmove plc	225,086
2,236	Rocket Internet SE*(a)	71,721
2,400	Sms Co., Ltd.	43,805
2,596	United Internet AG, Registered Shares	148,631
135	Xing AG	43,514
8,400	Yahoo! Japan Corp.	27,822
6,786	Zoopla Property Group plc(a)	43,743

		1,283,230

IT Services (1.3%):
3,129	Acando AB	10,965
1,026	Alten SA	105,709
9,025	Altran Technologies SA	130,497
3,748	Amadeus IT Holding SA	295,286
4,826	Atea ASA	69,568
3,005	Atos Origin SA	409,454
610	Bechtle AG	47,058
146	Cancom Se	14,907
1,348	Capgemini SA	180,930
1,045	CGI Group, Inc., Class A*	66,169
3,322	Computacenter plc	63,325
9,625	Computershare, Ltd.	131,712
1,100	DTS Corp.	40,830
8,624	Econocom Group SA/NV	47,519
3,891	Fdm Group Holdings plc	50,293
457	Formula Systems 1985, Ltd.	16,571
32,000	Fujitsu, Ltd.	193,848
2,546	Global Dominion Access SA*(a)	13,791
600	Gmo Payment Gateway, Inc.	69,145
6,538	Indra Sistemas SA*	78,047
4,300	IT Holdings Corp.	197,759
2,400	Itochu Techno-Solutions Corp.	41,418
697	Knowit AB	13,410
700	NEC Networks & System Integrat	15,747
3,000	Nihon Unisys, Ltd.	75,291
352	Nomura Research Institute, Ltd.	17,041
1,200	NS Solutions Corp.	30,169
5,500	NTT Data Corp.	63,270
300	OBIC Co., Ltd.	24,805
1,400	Otsuka Corp.	54,850
663	Reply SpA	44,973
800	SCSK Corp.	37,167
900	Sopra Steria Group	183,344
4,001	Tieto OYJ	129,311
590	Worldline SA*(a)	33,400

		2,997,579

Leisure Products (0.2%):
1,156	Accell Group	24,682

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
7,303	Amer Sports OYJ	$230,111
1,506	Brp, Inc.	72,613
1,200	Heiwa Corp.	28,958
600	Mizuno Corp.	22,409
3,300	Namco Bandai Holdings, Inc.	135,995
26,132	Photo-Me International plc	35,110
3,689	Thule Group AB (The)(a)	91,604
2,800	Tomy Co., Ltd.	23,231
385	Trigano SA	68,370

		733,083

Life Sciences Tools & Services (0.1%):
823	AddLife AB	17,470
1,200	Eps Holdings, Inc.	25,755
188	Eurofins Scientific SE	104,423
1,884	Gerresheimer AG	152,794
132	Siegfried Holding AG	52,849
77	Tecan Group AG	18,728

		372,019

Machinery (4.1%):
6,065	Aalberts Industries NV	290,179
2,600	Aichi Corp.	15,225
4,185	Alfa Laval AB	99,029
900	Alinco, Inc.	8,690
789	Alstom SA	36,232
2,790	Andritz AG	148,036
2,700	Asahi Diamond Industrial Co., Ltd.	19,046
3,946	Atlas Copco AB, Class A	114,408
2,774	Atlas Copco AB, Class B	72,570
1,149	Ats Automation Tooling Systems, Inc.*	17,080
1,300	Bando Chemical Industries, Ltd.	14,337
3,116	Beijer Alma AB, Class B	43,195
506	Bobst Group SA	51,852
12,886	Bodycote plc	166,237
403	Bucher Industries AG	134,963
87	Burckhardt Compression Holding	30,904
1,412	Cargotec OYJ	71,394
2,600	CKD Corp.	42,657
17,805	CNH Industrial NV	188,629
2,050	Concentric AB	35,187
1,110	Construcc y Aux de Ferrocarr SA	53,225
42	Conzzeta AG	48,356
900	Daifuku Co., Ltd.	39,349
4,081	Deutz AG	31,416
4,900	DMG Mori Co., Ltd.	67,593
2,668	Duerr AG	123,908
4,500	Ebara Corp.	139,651
3,946	Epiroc AB, Class A*	41,422
2,774	Epiroc AB, Class B*	25,405
1,500	Exco Technologies, Ltd.	10,145
1,500	Fuji Machine MFG. Co., Ltd.	26,854
1,000	Fukushima Industries Corp.	45,824
303	Georg Fischer AG	388,458

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,900	Glory, Ltd.	$81,081
2,253	Haldex AB	22,340
26,103	Heidelberger Druckmaschinen AG*	71,673
9,700	Hino Motors, Ltd.	103,294
1,200	Hisaka Works, Ltd.	11,353
12,300	Hitachi Zosen Corp.	57,925
4,800	IHI Corp.	167,023
16,053	IMI plc	239,664
614	Industria Macchine Automatiche	53,318
2,684	Interpump Group SpA	83,406
17	Interroll Holding AG, Registered Shares	29,839
1,300	Iseki & Co., Ltd.	23,183
1,200	Japan Steel Works, Ltd. (The)	30,157
8,700	JTEKT Corp.	118,165
2,600	Juki Corp.	26,136
3,751	Jungheinrich AG	139,054
419	Kardex AG	58,086
5,400	Kawasaki Heavy Industries, Ltd.	158,406
2,997	Kion Group AG	215,340
400	Kitagawa Iron Works Co., Ltd.	9,434
5,100	Kitz Corp.	41,786
572	Koenig & Bauer AG	41,318
3,900	Komatsu, Ltd.	111,020
138	Komax Holding AG	36,426
2,900	Komori Corp.	33,733
3,618	Kone OYJ, Class B	184,225
1,941	Konecranes OYJ	79,957
438	Krones AG	56,590
3,100	Kubota Corp.	48,687
1,800	Kurita Water Industries, Ltd.	51,291
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	15,267
3,000	Makino Milling Machine Co., Ltd.	23,295
172	MAN AG	19,462
800	Max Co., Ltd.	10,120
13,000	Meidensha Corp.	46,888
5,004	Metso Corp. OYJ	167,477
10,632	Minebea Co., Ltd.	179,165
5,500	Mitsubishi Heavy Industries, Ltd.	199,962
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.	37,903
12,802	Morgan Advanced Materials plc	55,159
1,500	Morita Holdings Corp.	30,272
2,100	Nabtesco Corp.	64,505
1,100	Nachi-Fujikoshi Corp.	49,098
2,000	Namura Shipbuilding Co., Ltd.	8,440
1,637	NFI Group, Inc.	61,071
4,300	NGK Insulators, Ltd.	76,484
995	Nilfisk Holding A/S*	48,524
3,900	Nippon Thompson Co., Ltd.	30,555
821	NKT Holding A/S^	22,441
300	Noritake Co., Ltd.	16,611
2,186	Norma Group SE	149,886
14,000	NSK, Ltd.	144,164

Shares		Fair Value
Common Stocks, continued
Machinery, continued
34,000	NTN Corp.	$139,113
700	Obara Group, Inc.	39,898
10,003	OC Oerlikon Corp. AG	153,207
1,000	Okuma Corp.	52,775
400	Organo Corp.	11,388
5,200	OSG Corp.	107,017
290	Pfeiffer Vacuum Technology AG	47,679
118	Rational AG	76,872
70	Rieter Holding AG	12,111
51,599	Rotork plc	227,441
1,800	Ryobi, Ltd.	59,152
13,264	Sandvik AB	235,141
214	Schindler Holding AG, Registered Shares	45,073
626	Sfs Group AG	66,210
4,000	Shinmaywa Industries, Ltd.	46,967
2,200	Sintokogio, Ltd.	19,490
5,919	SKF AB, Class B	110,046
2,300	Sodick Co., Ltd.	20,947
2,119	Spirax-Sarco Engineering plc	182,032
891	Stabilus SA	80,165
527	Sulzer AG, Registered Shares	63,950
4,200	Sumitomo Heavy Industries, Ltd.	141,341
14,200	Sunningdale Tech, Ltd.	13,286
900	Tadano, Ltd.	11,010
3,600	Takeuchi Manufacturing Co., Ltd.	75,572
3,400	Takuma Co., Ltd.	41,378
5,654	Talgo SA*(a)	33,910
1,200	THK Co., Ltd.	34,312
5,000	Toshiba Machine Co., Ltd.	23,831
1,884	Trelleborg AB	40,119
9,000	Tsubakimoto Chain Co.	71,405
7,579	Valmet Corp.	146,001
3,363	Vesuvius plc	26,529
5,758	Volvo AB, Class A	91,837
27,562	Volvo AB, Class B	439,170
232	Vossloh AG	11,292
505	Wacker Neuson SE	12,796
8,139	Wartsila Corp. OYJ, Class B	159,745
560	Washtec AG	49,494
3,000	Yamabiko Corp.	35,834
5,060	Zardoya Otis SA	48,277

		9,785,928

Marine (0.3%):
15	A.P. Moeller — Maersk A/S, Class A	17,771
28	A.P. Moeller — Maersk A/S, Class B	34,829
556	Clarkson plc	16,862
1,333	D/S Norden A/S*	23,624
1,685	DFDS A/S	107,532
889	Hapag-Lloyd AG*(a)	31,633
3,300	Iino Kaiun Kaisha, Ltd.	14,962
7,971	Irish Continental Group	47,146
1,000	Kawasaki Kisen Kaisha, Ltd.*	18,446

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
727	Kuehne & Nagel International AG, Registered Shares	$109,244
2,700	Mitsui O.S.K. Lines, Ltd.	64,851
3,900	Nippon Yusen Kabushiki Kaisha	77,325
600	NS United Kaiun Kaisha, Ltd.	11,642
7,500	Orient Overseas International, Ltd.	73,002
92,000	Pacific Basin Shipping, Ltd.*	25,136
89,000	Sitc International Holdings Co., Ltd.	98,839
1,962	Stolt-Nielsen, Ltd.	30,533

		803,377

Media (1.8%):
1,267	4imprint Group plc	28,777
5,715	Aimia, Inc.*	10,087
3,249	Altice NV, Class A	13,222
1,460	Altice NV, Class B	5,926
1,959	Altice USA, Inc.	33,421
65	Apg Sga SA	24,372
4,886	Atresmedia Corp. de Medios de Comuicacion SA	41,060
2,500	Avex Group Holdings, Inc.	34,693
1,681	Axel Springer AG	121,559
3,565	Cineplex, Inc.	79,138
64,925	Cineworld Group plc	227,467
546	Cogeco Communications, Inc.	27,049
400	Cogeco, Inc.	17,686
5,394	Corus Entertainment, Inc.	20,353
2,160	CTS Eventim AG & Co. KGaA	105,953
2,000	Cyberagent, Inc.	120,063
1,600	Daiichikosho Co., Ltd.	77,252
1,800	Dentsu, Inc.	85,220
4,400	DHX Media, Ltd.	9,138
2,163	Euromoney Institutional Investor plc	38,276
8,672	Eutelsat Communications SA	179,583
6,450	Event Hospitality And Entertainment, Ltd.	63,888
800	Fuji Media Holdings, Inc.	13,655
2,500	Hakuhodo DY Holdings, Inc.	40,088
8,376	HT&E, Ltd.	15,623
3,200	Intage Holdings, Inc.	36,185
1,711	Ipsos	58,464
22,910	ITE Group plc	24,179
40,885	ITV plc	93,837
1,344	JCDecaux SA	44,919
78,217	John Fairfax Holdings, Ltd.	43,383
2,300	Kadokawa Dwango Corp.	25,424
594	Kinepolis Group NV	37,642
8,410	Lagardere SCA	221,872
3,548	Liberty Global plc, Series C*	94,412
1,449	Liberty Global plc, Class A*	39,905
2,546	M6 Metropole Television SA	50,898
11,389	Mediaset Espana Comunicacion SA	95,841
24,075	Mediaset SpA*	76,940
1,809	Modern Times Group, Class B	75,669
22,547	Nine Entertainment Co. Holdings, Ltd.	41,573
3,968	Pearson plc, ADR	46,029

Shares		Fair Value
Common Stocks, continued
Media, continued
2,127	Pearson plc	$24,728
2,969	Publicis Groupe SA	204,008
4,026	Quebecor, Inc., Class B	82,449
1,012	REA Group, Ltd.	68,234
414	RTL Group	28,069
1,923	Sanoma OYJ	19,500
6,327	SES Global, Class A	115,785
33,424	Seven West Media, Ltd.	20,748
7,456	Shaw Communications, Inc.	151,729
27,500	Singapore Press Holdings, Ltd.	52,396
18,618	Sky Network Television, Ltd.	32,612
13,400	SKY Perfect JSAT Holdings, Inc.	63,855
19,081	Sky plc	367,959
4,175	Societe Television Francaise 1	43,984
12,657	Solocal Group*	16,153
44,663	Southern Cross Media Group, Ltd.	43,264
2,312	St. Ives plc	3,138
1,167	Stroeer Media SE	70,599
41	Tamedia AG, Registered Shares	6,213
13,788	Technicolor SA*	16,948
1,586	Telenet Group Holding NV*	73,919
3,100	Television Broadcasts, Ltd.	9,813
1,000	Toho Co., Ltd.	33,508
800	Tokyo Broadcasting System Hold	17,921
13,261	Trinity Mirror plc	13,421
500	TV Tokyo Holdings Corp.	15,276
6,948	Village Roadshow, Ltd.*	11,867
8,417	WPP plc	132,426
1,895	Yellow Pages, Ltd.*	13,018
10,953	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	59,995

		4,354,256

Metals & Mining (5.7%):
8,736	Acacia Mining plc*	14,463
7,920	Acerinox SA	104,639
1,753	Agnico Eagle Mines, Ltd.	80,340
400	Aichi Steel Corp.	15,394
16,681	Alacer Gold Corp.*	30,837
15,461	Alamos Gold, Inc., Class A	88,097
2,200	Altius Minerals Corp.	22,008
1,580	Amg Advanced Metallurgical Group N.V.	88,468
31,557	Anglo American plc	700,679
4,254	Antofagasta plc	55,253
1,971	Aperam SA	84,562
8,826	ArcelorMittal	257,724
12,400	Argonaut Gold, Inc.*	21,791
8,215	Asanko Gold, Inc.*	8,874
1,445	Aurubis AG	110,244
12,440	Ausdrill, Ltd.	16,881
7,168	B2Gold Corp.*	18,595
28,800	Barrick Gold Corp.	378,376
2,708	Bekaert NV	87,795

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
57,965	BHP Billiton, Ltd.	$1,452,172
17,844	Billiton plc, ADR	802,088
25,458	BlueScope Steel, Ltd.	324,443
9,186	Boliden AB	297,346
17,700	Capstone Mining Corp.*	13,600
73,572	Centamin plc	115,492
13,877	Centerra Gold, Inc.*	77,171
16,254	China Gold International Resources Corp., Ltd.*	28,193
5,800	Continental Gold, Inc.*	16,723
2,100	Daido Steel Co., Ltd.	96,966
2,700	Daiki Aluminium Industry Co., Ltd.	16,720
7,325	Detour Gold Corp.*	65,866
3,000	DOWA Mining Co.	92,376
4,600	Dundee Precious Metals, Inc.*	10,988
38,811	Eldorado Gold Corp.*	39,269
1,900	Endeavour Mining Corp.*	34,097
539	Eramet	70,475
40,854	Evolution Mining, Ltd.	106,801
16,814	EVRAZ plc	112,751
8,102	First Quantum Minerals, Ltd.	119,388
83,540	Fortescue Metals Group, Ltd.	270,951
5,947	Fortuna Silver Mines, Inc.*	33,841
3,312	Fresnillo plc	49,923
33,424	Glencore International plc	158,439
6,771	Goldcorp, Inc.	92,830
1,848	Goldcorp, Inc.	25,376
4,758	Granges AB	62,265
5,096	Guyana Goldfields, Inc.*	19,035
7,250	Hill & Smith Holdings plc	141,437
6,200	Hitachi Metals, Ltd.	64,309
15,125	Hochschild Mining plc	37,985
18,195	Hudbay Minerals, Inc.	101,460
24,142	IAMGOLD Corp.*	140,683
17,091	Independence Group NL	65,298
14,746	Ivanhoe Mines, Ltd., Class A*	30,288
4,200	JFE Holdings, Inc.	79,238
14,214	Kazakhmys plc*	156,931
84,792	Kinross Gold Corp.*	319,300
4,744	Kirkland Lake Gold, Ltd.	100,474
9,200	Kobe Steel, Ltd.	84,113
500	Kyoei Steel, Ltd.	9,450
800	Labrador Iron Ore Royalty Corp.	14,661
4,400	Leagold Mining Corp.*	8,669
17,782	Lonmin plc*	9,835
14,207	Lucara Diamond Corp.	22,805
42,535	Lundin Mining Corp.	236,539
11,288	MACA, Ltd.	10,021
4,545	Major Drilling Group International, Inc.*	23,996
176,000	Midas Holdings, Ltd.*(b)(c)	18,605
7,616	Mineral Resources, Ltd.	89,971
6,000	Mitsubishi Materials Corp.	164,535
500	Mitsubishi Steel Manufacturing Co., Ltd.	9,700

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
4,200	Mitsui Mining & Smelting Co., Ltd.	$178,408
2,200	Neturen Co., Ltd.	19,171
17,856	Nevsun Resources, Ltd.	62,078
27,410	New Gold, Inc.*	57,135
2,532	Newcrest Mining, Ltd.	41,035
6,200	Nippon Denko Co., Ltd.	17,572
37,000	Nippon Light Metal Holdings Co.	83,068
6,600	Nippon Steel Corp.	129,465
1,120	Nisshin Steel Co., Ltd.	15,441
200	Nittetsu Mining Co., Ltd.	9,439
5,998	Norsk Hydro ASA	35,924
24,295	Northern Star Resources, Ltd.	131,197
4,300	Nyrstar NV*	23,053
39,028	OceanaGold Corp.	108,370
500	Osaka Steel Co., Ltd.	9,531
5,268	Osisko Gold Royalties, Ltd.	49,895
18,826	Outokumpu OYJ	116,725
2,177	Outotec OYJ*	17,267
17,375	OZ Minerals, Ltd.	121,031
1,857	Pan American Silver Corp.	33,241
73,744	Perseus Mining, Ltd.*	23,663
57,911	Petra Diamonds, Ltd.*	42,732
176,214	Petropavlovsk plc*	18,513
15,628	Regis Resources, Ltd.	59,501
21,763	Resolute Mining, Ltd.	20,784
550	Rio Tinto plc	30,328
12,983	Rio Tinto plc, Registered Shares, ADR	720,297
1,547	Rio Tinto, Ltd.	96,021
6,000	Sabina Gold & Silver Corp.*	6,938
2,148	Salzgitter AG	93,581
7,017	Sandfire Resources Nl	47,775
9,442	Sandstorm Gold, Ltd.*	42,451
1,600	Sanyo Special Steel Co., Ltd.	38,154
29,450	Saracen Mineral Holdings, Ltd.*	47,854
21,718	Schmolz + Bickenbach AG*	16,983
16,210	Semafo, Inc.*	46,984
4,833	Sims Metal Management, Ltd.	57,939
26,001	South32, Ltd.	70,011
4,092	SSAB AB, Class A	19,299
5,741	SSAB AB, Class B	21,619
4,935	SSR Mining, Inc.*	48,693
17,694	St Barbara, Ltd.	63,504
26,500	Stornoway Diamond Corp.*	8,870
5,574	Tahoe Resources, Inc.	27,435
9,084	Tahoe Resources, Inc.	44,693
7,087	Teck Cominco, Ltd., Class B	180,558
5,620	Teck Resources, Ltd., Class B	143,029
2,875	Teranga Gold Corp.*	10,258
3,912	ThyssenKrupp AG	95,171
700	Toho Zinc Co., Ltd.	25,865
1,500	Tokyo Steel Manufacturing Co., Ltd.	13,308
1,300	Topy Industries, Ltd.	36,059

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,885	Torex Gold Resources, Inc.*	$16,792
9,694	Trevali Mining Corp.*	6,637
10,601	Turquoise Hill Resources, Ltd.*	30,001
1,500	UACJ Corp.	32,288
2,041	Vedanta Resources plc	17,324
6,764	Voestalpine AG	311,169
14,139	Western Areas, Ltd.	37,438
2,702	Wheaton Precious Metals Corp.	59,606
30,268	Yamana Gold, Inc.	88,191
1,600	Yamato Kogyo Co., Ltd.	48,324
800	Yodogawa Steel Works, Ltd.	20,412

		12,877,006

Multiline Retail (0.5%):
24,445	B&m European Value Retail SA	130,314
947	Canadian Tire Corp., Class A	123,625
53,885	Debenhams plc	10,584
4,509	Dollarama, Inc.	174,803
1,400	Don Quijote Co., Ltd.	67,180
500	Fuji Co., Ltd./Ehime	10,451
2,400	H2O Retailing Corp.	38,289
20,441	Harvey Norman Holdings, Ltd.	50,173
3,882	Hudson’s Bay Co.	34,612
4,700	Isetan Mitsukoshi Holdings, Ltd.	58,664
900	Izumi Co., Ltd.	55,628
5,800	J. Front Retailing Co., Ltd.	88,066
24,500	Lifestyle International Holdings, Ltd.	51,748
29,029	Marks & Spencer Group plc	112,939
1,300	MARUI GROUP Co., Ltd.	27,363
11,200	Metro Holdings, Ltd.	9,358
47,139	Myer Holdings, Ltd.	12,899
1,643	Next plc	131,137
2,535	Reject Shop, Ltd. (The)	10,652
300	Ryohin Keikaku Co., Ltd.	105,532
600	Sanyo Electric Railway Co., Ltd.	14,529
800	Seria Co., Ltd.	38,447
5,000	Takashimaya Co., Ltd.	42,759
4,000	Wing On Company International, Ltd.	14,582

		1,414,334

Multi-Utilities (0.7%):
2,276	Acea SpA	33,798
1,705	Atco, Ltd.	52,636
1,466	Canadian Utilities, Ltd., Class A	37,026
93,709	Centrica plc	194,888
21,702	E.ON AG	231,828
10,860	Engie Group	166,187
30,113	Hera SpA	93,822
23,167	Iren SpA	59,102
65,748	ITL AEM SpA	113,974
98,500	Keppel Infrastructure Trust	37,625
430	National Grid plc, ADR	24,016
4,897	Ren — Redes Energeticas Nacion	13,717

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
26,786	RWE AG	$610,462
6,003	Suez Environnement Co.	77,829
3,746	Telecom Plus plc	55,647
3,162	Veolia Environnement SA	67,641

		1,870,198

Oil, Gas & Consumable Fuels (5.3%):
9,181	Advantage Oil & Gas, Ltd.*	28,706
24,155	Africa Oil Corp.*	21,683
145,000	Agritrade Resources, Ltd.	27,324
2,191	AKER BP ASA	80,727
1,900	AltaGas, Ltd.	39,243
12,805	ARC Resources, Ltd.	132,287
18,809	Athabasca Oil Corp.*	25,756
11,743	Baytex Energy Corp.*	39,039
2,064	Baytex Energy Corp.*^	6,873
108,970	Beach Energy, Ltd.	142,500
1,167	Bellatrix Exploration, Ltd.*	1,172
9,541	Birchcliff Energy, Ltd.	34,985
10,200	BlackPearl Resources, Inc.*	11,329
15,440	Bonavista Energy Corp.	17,501
1,208	Bonterra Energy Corp.	15,696
28,133	BP plc, ADR	1,284,553
31,893	BP plc	242,795
173,000	Brightoil Petroleum Holdings, Ltd.*(b)(c)	12,404
2,656	BW LPG, Ltd.*^(a)	10,604
24,066	Cairn Energy plc*	79,350
2,676	Caltex Australia, Ltd.	64,617
5,227	Cameco Corp.	58,804
4,158	Cameco Corp.	46,783
900	Canadian Natural Resources, Ltd.	32,488
1,623	Canadian Natural Resources, Ltd.	58,542
3,012	Cardinal Energy, Ltd.	12,671
3,800	Cenovus Energy, Inc.	39,460
11,375	Cenovus Energy, Inc.	118,073
13,100	China Aviation Oil Singapore Corp., Ltd.	14,204
40,015	Cooper Energy, Ltd.*	11,377
1,600	Cosmo Energy Holdings Co., Ltd.	56,087
8,781	Crescent Point Energy	64,540
7,561	Crescent Point Energy Corp.	55,564
8,223	Crew Energy, Inc.*	12,574
854	CropEnergies AG	5,031
54	Delek Group, Ltd.	7,366
40,500	Denison Mines Corp.*	19,719
26,109	Dno ASA*	48,064
9,137	Enagas SA	266,933
3,926	Enbridge Income Fund Holding	96,291
2,055	Enbridge, Inc.	73,477
1,055	EnCana Corp.	13,768
7,437	EnCana Corp.	97,142
6,400	Enerplus Corp.	80,724
21,419	ENI SpA	397,656
33,078	EnQuest plc*	15,347
5,510	Euronav NV	50,553

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,579	Exmar NV*	$11,189
900	Freehold Royalties, Ltd.	8,490
1,400	Frontera Energy Corp.*	20,374
3,784	Frontline, Ltd.*	22,060
3,100	Fuji Oil Co., Ltd.	11,629
1,464	Galp Energia SGPS SA	27,836
591	Gaztransport et Technigaz SA	36,209
19,607	Gran Tierra Energy, Inc.*	67,868
78	Granite Oil Corp.	180
6,367	Husky Energy, Inc.	99,247
4,500	Idemitsu Kosan Co., Ltd.	160,205
2,500	Imperial Oil, Ltd.	83,111
7,900	INPEX Corp.	81,658
4,194	Inter Pipeline, Ltd.	78,616
3,600	ITOCHU Enex Co., Ltd.	35,110
4,263	James Fisher & Sons plc	98,279
547	Jerusalem Oil Exploration*	27,832
46,100	JX Holdings, Inc.	320,146
7,300	Kelt Exploration, Ltd.*	49,592
1,100	Keyera Corp.	30,611
3,106	Koninklijke Vopak NV	143,362
10,707	MEG Energy Corp.*	89,273
5,186	Neste Oil OYJ	405,448
14,065	New Hope Corp., Ltd.	31,108
7,392	New Zealand Refining Co., Ltd. (The)	12,222
64,000	NewOcean Energy Holdings, Ltd.*	13,024
21,200	Nippon Coke & Engineering Co., Ltd.	22,573
1,300	Nippon Gas Co., Ltd.	75,766
7,654	Nuvista Energy, Ltd.*	53,103
32,810	Obsidian Energy, Ltd.*	37,190
54,541	Oil Refineries, Ltd.	23,000
31,128	Ophir Energy plc*	20,746
15,123	Origin Energy, Ltd.*	112,778
7,550	Painted Pony Energy, Ltd.*	13,095
1,307	Paramount Resouces, Ltd., Class A*	14,805
5,000	Parex Resources, Inc.*	94,409
2,400	Parkland Fuel Corp.	58,973
260	Paz Oil Co., Ltd.	34,201
1,584	Pembina Pipeline Corp.	54,806
40,966	Pengrowth Energy Corp.*	29,295
3,828	Peyto Exploration & Development Corp.	29,471
43,203	Premier Oil plc*	73,233
10,169	Raging River Exploration, Inc.*	44,095
13,800	Repsol SA	269,459
8,812	Royal Dutch Shell plc, Class A, ADR	610,055
7,285	Royal Dutch Shell plc, Class B, ADR	529,255
1,600	Sala Corp.	10,064
4,000	San-Ai Oil Co., Ltd.	49,288
21,323	Santos, Ltd.*	99,371
27,521	Saras SpA	66,663
59,700	Senex Energy, Ltd.*	19,296
8,562	Seven Generations Energy*	94,381

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
400	Sinanen Holdings Co., Ltd.	$10,096
12,876	Snam SpA	53,635
12,892	Soco International plc	16,398
21,115	Statoil ASA	559,062
5,784	Suncor Energy, Inc.	235,408
8,674	Suncor Energy, Inc.	352,859
11,456	Surge Energy, Inc.	20,742
8,990	Torc Oil & Gas, Ltd.	50,199
14,201	Total SA	863,512
7,700	Tourmaline Oil Corp.	137,598
5,452	Transcanada Corp.	235,527
6,518	TransGlobe Energy Corp.*	18,049
35,959	Tullow Oil plc*	115,715
1,097	Vermilion Energy, Inc.	39,565
19,728	Whitecap Resources, Inc.	133,721
24,229	Whitehaven Coal, Ltd.	104,089
9,290	Woodside Petroleum, Ltd.	244,427
8,000	Yangarra Resources, Ltd.*	33,716
5,501	Z Energy, Ltd.	28,188

		11,828,938

Paper & Forest Products (0.9%):
1,344	Ahlstrom-Munksjo OYJ	24,258
5,029	Canfor Corp.*	121,048
1,251	Canfor Pulp Products, Inc.	24,002
6,000	Daio Paper Corp.	83,491
6,700	Hokuetsu Kishu Paper Co., Ltd.	34,451
1,236	Holmen AB, Class B	28,068
4,627	Interfor Corp.*	88,879
8,945	Metsa Board OYJ	101,106
6,301	Mondi plc	169,700
5,800	Nippon Paper Industries Co., Ltd.	92,373
1,614	Norbord, Inc.	66,377
22,000	OYI Paper Co., Ltd.	136,318
23,088	Quintis, Ltd.*(b)(c)	2,251
8,204	Stora Enso OYJ, Registered Shares	160,266
600	Tokushu Tokai Paper Co., Ltd.	23,580
22,294	UPM-Kymmene OYJ	796,008
1,669	West Fraser Timber Co., Ltd.	114,894
24,618	Western Forest Products, Inc.	50,191

		2,117,261

Personal Products (0.6%):
18,108	Asaleo Care, Ltd.	18,747
1,100	Ci:z Holdings Co., Ltd.	52,311
2,300	Kao Corp.	175,323
400	KOSE Corp.	86,045
536	L’Oreal SA	132,234
3,305	Ontex Group NV	72,418
1,486	Oriflame Holding AG	47,918
1,400	Shiseido Co., Ltd.	111,089
8,564	Unilever NV, NYS	477,186
4,976	Unilever plc, ADR	275,073

		1,448,344

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (2.8%):
91	Alk-Abello A/S*	$15,195
1,900	Aska Pharmaceutical Co., Ltd.	24,701
6,600	Astellas Pharma, Inc.	100,562
16,897	AstraZeneca plc, ADR	593,254
3,325	Bayer AG, Registered Shares	366,307
314	Boiron SA	26,633
1,600	Dainippon Sumitomo Pharma Co., Ltd.	33,845
7,741	Faes Farma SA	32,783
9,143	GlaxoSmithKline plc, ADR	368,554
1,067	GlaxoSmithKline plc	21,524
1,253	H. Lundbeck A/S	87,992
3,300	Haw Par Corp., Ltd.	32,493
4,811	Hikma Pharmaceuticals plc	95,186
26,202	Indivior plc*	131,356
701	Ipsen SA	109,861
1,000	Kaken Pharmaceutical Co., Ltd.	51,344
1,000	Kissei Pharmaceutical Co., Ltd.	27,101
1,700	Kyorin Holdings, Inc.	35,287
30,175	Mayne Pharma Group, Ltd.*	19,404
501	Merck KGaA	48,911
1,300	Mitsubishi Tanabe Pharma Corp.	22,451
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	47,190
22,726	Novartis AG, Registered Shares	1,722,065
8,066	Novo Nordisk A/S, Class B	372,613
1,037	Orion OYJ	30,533
3,799	Orion OYJ, Class B	102,186
1,695	Recipharm AB*	25,353
3,141	Recordati SpA	124,625
127	Roche Holding AG	28,715
3,082	Roche Holding AG	686,069
600	Rohto Pharmaceutical Co., Ltd.	19,251
1,600	Santen Pharmaceutical Co., Ltd.	27,855
1,200	Sawai Pharmaceutical Co., Ltd.	54,575
600	Shionogi & Co., Ltd.	30,795
3,900	Takeda Pharmacuetical Co., Ltd.	164,722
1,540	Teva Pharmaceutical Industries, Ltd.	37,266
800	Torii Pharmaceutical Co., Ltd.	19,440
600	Towa Pharmaceutical Co., Ltd.	32,136
700	Tsumura & Co.	22,608
1,020	UCB SA	79,952
46,000	United Laboratories International Holdings, Ltd.	47,515
8,600	Valeant Pharmaceuticals International, Inc.*	200,198
1,145	Valeant Pharmaceuticals International, Inc.*	26,610
16,134	Vectura Group plc*	16,613
1,002	Vifor Pharma AG	159,942
178	Virbac SA*	24,279

		6,347,850

Professional Services (1.8%):
4,530	Adecco SA, Registered Shares	267,733
2,780	AF AB	63,523
568	Akka Technologies SA	40,634
3,728	ALS, Ltd.	20,899

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
9,096	Applus Services SA	$121,284
1,800	Benefit One, Inc.	50,817
372	Bertrandt AG	35,322
5,622	Bureau Veritas SA	149,902
5,277	Capita Group plc	11,121
1,100	DKSH Holding, Ltd.	77,523
900	EN-Japan, Inc.	45,342
11,350	Experian plc	280,642
175	Groupe Crit	16,405
89,376	Hays plc	219,997
2,964	Intertek Group plc	223,492
2,947	McMillan Shakespeare, Ltd.	35,070
1,100	Meitec Corp.	52,776
10,129	Michael Page International plc	75,201
3,497	Morneau Shepell, Inc.	72,307
2,500	Nihon M&A Center, Inc.	72,398
1,800	Nomura Co., Ltd.	39,712
3,000	Outsourcing, Inc.	55,547
1,700	Persol Holdings Co., Ltd.	37,885
3,772	Randstad Holding NV	221,357
7,938	RELX NV	168,963
5,236	RELX plc, ADR	113,831
3,973	Ricardo plc	50,227
6,390	Robert Walters plc	59,011
7,390	Seek, Ltd.	119,793
58	SGS SA, Registered Shares	154,580
2,421	Stantec, Inc.	62,099
1,200	Technopro Holdings, Inc.	73,630
2,255	Teleperformance	398,263
10,595	Wolters Kluwer NV	596,329

		4,083,615

Real Estate Management & Development (2.4%):
585	ADO Group, Ltd.*	11,741
442	ADO Properties SA(a)	24,057
2,400	AEON Mall Co., Ltd.	43,070
1,364	Airport City, Ltd.*	15,154
477	Allreal Holding AG*	77,798
143	Alrov Properties And Lodgings, Ltd.	4,488
2,393	Amot Investments, Ltd.	12,021
46,000	Asia Standard International Group, Ltd.	10,492
5,538	Aveo Group	9,968
1,910	CA Immobilien Anlagen AG	63,664
17,796	Capital & Counties Properties plc	67,456
38,900	CapitaLand, Ltd.	90,077
2,740	Cedar Woods Properties, Ltd.	11,689
7,500	Chinese Estates Holdings, Ltd.	9,747
52,000	Chuang’s Consortium International, Ltd.	11,165
5,400	City Developments, Ltd.	43,431
8,424	Citycon OYJ	18,229
9,930	CK Asset Holdings, Ltd.	78,461
1,625	Colliers International Group	123,013
5,265	Countrywide plc*	2,618

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
340,000	CSI Properties, Ltd.	$20,103
1,700	Daibiru Corp.	17,279
500	Daito Trust Construction Co., Ltd.	81,268
9,500	Daiwa House Industry Co., Ltd.	323,506
963	Deutsche Euroshop AG	34,017
6,254	Deutsche Wohnen AG	302,027
34,000	Emperor International Holdings	9,877
68,000	Far East Consortium Internatio	40,381
1,175	Fastighets AB Balder*	30,653
1,300	First Capital Realty, Inc.	20,432
1,529	FirstService Corp.	116,265
6,100	Frasers Centrepoint, Ltd.	7,397
15,974	Gateway Lifestyle	27,542
1,100	Goldcrest Co., Ltd.	17,865
7,000	Great Eagle Holdings, Ltd.	34,140
17,100	GuocoLand, Ltd.	25,485
46,000	Hang Lung Group, Ltd.	128,753
26,984	Hang Lung Properties, Ltd.	55,421
1,200	Heiwa Real Estate Co., Ltd.	21,373
3,426	Helical Bar plc	15,332
3,116	Hemfosa Fastigheter AB	36,450
7,551	Henderson Land Development Co., Ltd.	39,744
110	Hiag Immobilien AG	13,275
34,400	HKR International, Ltd.	21,068
9,400	Ho Bee Land, Ltd.	16,335
18,500	Hong Fok Corp., Ltd.	9,097
1,500	Hongkong Land Holdings, Ltd.	10,731
3,000	Hulic Co., Ltd.	31,944
6,000	Hysan Development Co., Ltd.	33,392
6,500	Ichigo, Inc.	30,487
1,650	IMMOFINANZ AG	39,291
1,400	Keihanshin Building Co., Ltd.	11,546
24,725	Kerry Properties, Ltd.	118,128
26,000	Kowloon Development Co., Ltd.	29,248
3,296	Kungsleden AB	22,733
11,400	Lai Sun Development Co., Ltd.	18,974
1,358	LEG Immobilien AG	147,532
7,092	Lend Lease Group	104,297
14,300	Leopalace21 Corp.	78,295
8,000	Liu Chong Hing Investment, Ltd.	12,628
4,644	LSL Property Services plc	16,323
578	Melisron, Ltd.	24,005
6,000	Mitsubishi Estate Co., Ltd.	104,823
247	Mobimo Holding AG, Registered Shares	61,108
62,351	New World Development Co., Ltd.	87,137
1,323	Nexity SA	83,539
1,700	Nisshin Fudosan Co.	10,595
5,200	Nomura Real Estate Holdings, Inc.	115,284
3,300	NTT Urban Development Corp.	35,426
1,600	Open House Co., Ltd.	94,451
795	Patrizia Immobilien AG	15,334
31,000	Prospect Co., Ltd.	13,975

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,094	PSP Swiss Property AG	$101,600
4,000	Relo Holdings, Inc.	105,428
2,615	S Immo AG	51,046
1,200	SAMTY Co., Ltd.	21,968
9,229	Savills plc	105,845
2,600	Shinoken Group Co., Ltd.	39,503
100,800	Sinarmas Land, Ltd.	22,541
37,356	Sino Land Co., Ltd.	60,590
5,000	Soundwill Holdings, Ltd.	8,238
8,529	St. Modwen Properties plc	47,302
1,000	Sumitomo Realty & Development Co., Ltd.	36,815
1,800	Sun Frontier Fudousan Co., Ltd.	21,279
6,921	Sun Hung Kai Properties, Ltd.	103,842
8,646	Swire Pacific, Ltd., Class A	91,355
17,500	Swire Pacific, Ltd., Class B	31,022
5,800	Swire Properties, Ltd.	21,437
1,281	Swiss Prime Site AG	117,888
2,604	Tag Immobilien AG	57,282
4,200	Takara Leben Co., Ltd.	15,697
7,842	Technopolis OYJ	35,272
1,637	Tlg Immobilien AG	43,649
1,200	Tokyo Tatemono Co., Ltd.	16,463
26,300	Tokyu Fudosan Holdings Corp.	185,161
700	Tosei Corp.	7,399
6,860	U & I Group plc	20,876
213	UBM Development AG	10,145
1,200	Unizo Holdings Co., Ltd.	22,346
8,200	UOL Group, Ltd.	45,745
6,654	Villa World, Ltd.	10,939
2,129	Vonovia SE	101,291
13,324	Wharf Holdings, Ltd. (The)	42,679
2,000	Wharf Real Estate Investment Co., Ltd.	14,203
12,829	Wheelock & Co., Ltd.	89,175
8,400	Wheelock Properties Singapore	10,062
2,672	Wihlborgs Fastigheter AB	30,903
20,700	Wing Tai Holdings, Ltd.	30,197
17	Zug Estates Holding AG	29,538

		5,351,371

Road & Rail (1.8%):
13,493	Aurizon Holdings, Ltd.	43,373
5,353	Canadian National Railway Co.	437,607
883	Canadian Pacific Railway, Ltd.	161,607
800	Central Japan Railway Co.	165,891
44,100	ComfortDelGro Corp., Ltd.	75,969
1,888	DSV A/S	152,411
1,400	East Japan Railway Co.	134,100
1,034	Europcar Groupe SA(a)	10,757
79,447	FirstGroup plc*	87,459
300	Fukuyama Transporting Co., Ltd.	15,318
2,158	Go-Ahead Group plc	45,208
5,000	Hankyu Hanshin Holdings, Inc.	200,981
2,200	Hitachi Transport System, Ltd.	56,329

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
102	Jungfraubahn Holding AG, Registered Shares	$15,140
2,500	Keihin Electric Express Railway Co., Ltd.	40,974
1,200	Keio Corp.	58,029
900	Keisei Electric Railway Co., Ltd.	30,884
1,500	Kintetsu Corp.	61,204
15,830	MTR Corp., Ltd.	87,221
3,600	Nagoya Railroad Co., Ltd.	92,940
2,400	Nankai Electric Railway Co., Ltd.	66,611
29,502	National Express Group plc	156,243
2,000	Nippon Express Co., Ltd.	145,008
3,800	Nippon Konpo Unyu Soko Co., Ltd.	99,687
2,600	Nishi-Nippon Railroad Co., Ltd.	70,736
8,429	Northgate plc	45,228
2,800	Odakyu Electric Railway Co., Ltd.	60,081
4,000	Sankyu, Inc.	209,740
2,500	Seino Holdings Co., Ltd.	44,265
11,100	Senko Co., Ltd.	87,689
823	Sixt Leasing Se	16,650
1,209	Sixt SE	135,140
1,659	Sixt SE	130,136
2,000	Sotetsu Holdings, Inc.	61,184
19,306	Stagecoach Group plc	36,058
80	Stef S.A.	9,636
6,961	Tfi International, Inc.	214,735
2,000	Tobu Railway Co., Ltd.	61,172
5,000	Tokyu Corp.	86,104
300	Tonami Holdings Co., Ltd.	17,804
400	Trancom Co., Ltd.	27,447
20,000	Transport International Holdings, Ltd.	57,354
824	VTG AG	46,587
1,400	West Japan Railway Co.	103,135

		3,961,832

Semiconductors & Semiconductor Equipment (0.7%):
1,000	Aixtron SE*	12,883
1,136	ASM International NV	62,615
5,119	ASM Pacific Technology, Ltd.	64,284
1,629	ASML Holding NV, NYS	322,493
4,404	BE Semiconductor Industries NV	118,643
200	Disco Corp.	34,060
439	Elmos Semiconductor AG	11,578
2,300	Ferrotec Corp.	35,429
6,856	Infineon Technologies AG	174,699
800	Lasertec Corp.	22,470
1,090	Melexis NV	101,061
167,251	Rec Silicon ASA*^	18,749
400	ROHM Co., Ltd.	33,503
8,000	Sanken Electric Co., Ltd.	42,395
800	Screen Holdings Co., Ltd.	56,209
4,800	Shinko Electric Industries Co., Ltd.	42,875
992	Siltronic AG	141,823
285	SMA Solar Technology AG	11,796
8,416	STMicroelectronics NV	186,988

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,000	SUMCO Corp.	$40,280
700	Tokyo Electron, Ltd.	119,863
1,400	Tokyo Seimitsu Co., Ltd.	46,241
2,312	Tower Semiconductor, Ltd.*	50,887
372	U-Blox AG	73,882
2,400	ULVAC, Inc.	91,406

		1,917,112

Software (1.1%):
1,917	Aveva Group plc	67,893
3,461	Bittium OYJ	20,083
2,600	Capcom Co., Ltd.	64,069
2,000	Colopl, Inc.	13,536
2,326	Computer Modelling Group, Ltd.	17,872
301	Constellation Software, Inc.	233,461
1,258	Dassault Systemes SA	176,024
1,064	Descartes Systems Group, Inc.*	34,580
2,942	Fidessa Group plc	150,042
1,403	Gemalto NV*	81,603
15,900	Gungho Online Enetertainment, Inc.	40,439
8,390	Hansen Technology, Ltd.	19,626
38,000	Igg, Inc.	48,407
1,600	Konami Corp.	81,343
51	Linedata Services	2,094
6,981	Myob Group, Ltd.	14,949
518	Nemetschek Se	62,334
339	NICE Systems, Ltd.*	35,209
2,818	Open Text Corp.	99,165
700	Oracle Corp.	57,076
10,182	PlayTech plc	101,135
17,117	Sage Group plc	141,334
1,437	SAP AG	165,998
2,151	SimCorp A/S	174,178
998	Software AG	46,482
8,525	Technology One, Ltd.	26,893
1,257	Temenos Group AG	190,162
1,300	Trend Micro, Inc.	74,046
3,702	UbiSoft Entertainment SA*	405,013

		2,645,046

Specialty Retail (1.3%):
16,866	Accent Group, Ltd.	20,569
2,400	Adastria Co., Ltd.	30,390
900	Alpen Co., Ltd.	19,362
2,600	Aoki Holdings, Inc.	37,878
1,300	Aoyama Trading Co., Ltd.	43,410
1,900	Arcland Sakamoto Co., Ltd.	28,532
700	Autobacs Seven Co., Ltd.	12,405
1,813	Autocanada, Inc.	23,461
11,649	Automotive Holdings Group, Ltd.	24,535
7,300	BIC Camera, Inc.	112,556
4,928	Bilia AB, Class A	38,474
3,245	Byggmax Group AB	14,122
18,000	Chow Sang Sang Holdings International, Ltd.	34,681

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
18,800	Chow Tai Fook Jewellery Group, Ltd.	$21,172
2,205	Clas Ohlson AB	17,530
4,700	DCM Holdings Co., Ltd.	43,920
32,869	Dixons Carphone plc	80,903
2,047	Dufry AG, Registered Shares	261,025
5,850	Dunelm Group plc	38,954
4,900	Edion Corp.	49,261
230,000	Emperor Watch & Jewellery, Ltd.	14,014
77,300	Esprit Holdings, Ltd.*	23,960
400	Fast Retailing Co., Ltd.	183,478
665	Fielmann AG*	46,004
2,300	Geo Holdings Corp.	30,814
130,000	Giordano International, Ltd.	81,573
1,436	Grandvision BV(a)	32,230
3,192	Greencross, Ltd.	10,562
681	Groupe FNAC SA*	64,703
13,359	Halfords Group plc	61,103
4,280	Hennes & Mauritz AB, Class B^	63,730
300	Hikari Tsushin, Inc.	52,687
483	Hornbach Baumarkt AG	14,916
148	Hornbach Holding AG & Co. KGaA	10,674
5,100	Idom, Inc.	28,195
4,686	Industria de Diseno Textil SA	159,884
6,528	JB Hi-Fi, Ltd.	108,932
20,850	JD Sports Fashion plc	121,174
700	Jin Co., Ltd.	39,994
1,500	Joshin Denki Co., Ltd.	46,819
3,370	KappAhl AB	12,108
8,824	Kathmandu Holdings, Ltd.	17,373
1,700	Keiyo Co., Ltd.	8,438
21,974	Kingfisher plc	86,088
1,600	Komeri Co., Ltd.	40,614
8,400	K’s Holding Corp.	87,246
2,366	Leon’s Furniture, Ltd.	32,506
25,750	L’occitane International SA	42,417
19,046	Lookers plc	27,242
20,000	Luk Fook Holdings International, Ltd.	82,590
2,347	Matas A/S	19,047
600	Mekonomen AB	8,293
600	Nitori Co., Ltd.	93,603
2,300	Nojima Corp.	51,120
76,677	Pendragon plc	24,746
19,618	Pets At Home Group plc	33,502
917	Premier Investments, Ltd.	11,500
1,300	Shimachu Co., Ltd.	41,306
300	Shimamura Co., Ltd.	26,408
9,000	Sports Direct International*	47,352
4,622	Super Retail Group, Ltd.	27,834
3,968	Supergroup plc	58,745
1,300	United Arrows, Ltd.	48,489
2,400	USS Co., Ltd.	45,629
144	Valora Holding AG	47,104

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
8,200	VT Holdings Co., Ltd.	$43,128
4,080	WHSmith plc	107,593
700	Xebio Holdings Co., Ltd.	11,149
1,990	XXL ASA^(a)	16,127

		3,347,883

Technology Hardware, Storage & Peripherals (0.5%):
6,400	Brother Industries, Ltd.	126,220
5,600	Canon, Inc.	183,442
1,300	Fujitsu Frontech, Ltd.	17,664
1,900	Hitachi Maxell, Ltd.	31,972
13,700	Konica Minolta Holdings, Inc.	126,871
6,508	Logitech International SA	285,701
6,200	Mcj Co., Ltd.	47,329
4,300	NEC Corp.	117,941
2,343	Neopost	62,991
1,300	Noritsu Koki Co., Ltd.	22,307
8,500	Ricoh Co., Ltd.	77,820
100	Roland Dg Corp.	2,199
8,300	Seiko Epson Corp.	143,804
9,000	Toshiba Tec Corp.	54,787
154	Wincor Nixdorf AG	10,285

		1,311,333

Textiles, Apparel & Luxury Goods (1.6%):
689	Adidas AG	150,449
1,500	ASICS Corp.	25,327
1,383	Brunello Cucinelli SpA	61,705
6,313	Burberry Group plc	179,666
434	Compagnie Financiere Richemont SA	36,782
485	Delta-Galil Industries, Ltd.	14,068
1,500	Descente, Ltd.	26,553
900	Fujibo Holdings, Inc.	29,241
1,250	Gerry Weber International AG*	8,008
1,311	Gildan Activewear, Inc.	36,918
280,000	Global Brands Group Holdings, Ltd.*	16,755
300	Gunze, Ltd.	19,205
189	Hermes International SA	115,508
2,445	Hugo Boss AG	221,722
7,000	Kurabo Industries, Ltd.	22,098
399,238	Li & Fung, Ltd.	145,762
1,682	Luxottica Group SpA	108,445
2,251	LVMH Moet Hennessy Louis Vuitton SA	748,214
5,170	Moncler SpA	235,155
1,495	New Wave Group AB	8,766
5,000	Onward Holdings Co., Ltd.	38,292
9,893	Ovs SpA*(a)	32,233
44,000	Pacific Textiles Holdings, Ltd.	37,352
2,465	Pandora A/S	172,301
6,400	Prada SpA	29,446
2,218	Salvatore Ferragamo Italia SpA	54,065
36,000	Samsonite International SA	126,884
500	Sanyo Shokai, Ltd.	10,018

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,800	Seiko Holdings Corp.	$38,692
2,500	Seiren Co., Ltd.	38,831
28,000	Stella International Holdings, Ltd.	34,611
167	Swatch Group AG (The), Class B	79,357
262	Swatch Group AG (The), Registered Shares	22,695
1,909	Ted Baker plc	54,238
404	Tod’s SpA	25,140
3,200	Tsi Holdings Co., Ltd.	22,606
2,700	Unitika, Ltd.*	15,362
2,000	Wacoal Holdings Corp.	58,274
45,514	Yue Yuen Industrial Holdings, Ltd.	127,735

		3,228,479

Thrifts & Mortgage Finance (0.1%):
2,324	Aareal Bank AG	102,161
2,507	Deutsche Pfandbriefbank AG(a)	35,135
615	Equitable Group, Inc.	27,866
1,100	Firm Capital Mortgage Investment Corp.	11,029
2,026	Genworth MI Canada, Inc.	65,935
16,190	Genworth Mortgage Insurance AU	30,765
1,812	Home Capital Group, Inc.*	20,691
7,866	Onesavings Bank plc	42,606
10,905	Paragon Group of Cos. plc (The)	68,921

		405,109

Tobacco (0.2%):
4,936	Imperial Tobacco Group plc, Class A	183,759
4,800	Japan Tobacco, Inc.	134,104
652	Scandinavian Tobacco Group A/S(a)	9,841
2,105	Swedish Match AB, Class B	104,233

		431,937

Trading Companies & Distributors (1.8%):
2,637	AddTech AB, Class B	58,225
15,970	Ashtead Group plc	475,599
1,271	B&b Tools AB	13,419
284	BayWa AG	9,606
1,611	Beijer Ref AB	29,180
7,200	BOC Aviation, Ltd.(a)	44,686
537	Bossard Holding AG	99,813
3,112	Brenntag AG	173,317
4,067	Bunzl plc	123,137
4,000	CanWel Building Materials Group, Ltd.	20,936
70,000	China Strategic Holdings, Ltd.*	748
3,143	Cramo OYJ	73,016
400	Daiichi Jitsugyo Co., Ltd.	11,730
8,787	Diploma plc	151,577
3,513	Ferguson plc	285,006
3,579	Grafton Group plc	37,559
900	Hanwa Co., Ltd.	34,279
36,721	Howden Joinery Group plc	259,664
1,598	Imcd Group NV	107,099
300	Inaba Denki Sangyo Co., Ltd.	12,261
700	Inabata & Co., Ltd.	9,712

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
3,231	Indutrade AB	$77,132
2,600	Iwatani Corp.	90,564
616	Jacquet Metal Service	19,565
200	Japan Pulp & Paper Co., Ltd.	9,097
700	Kamei Corp.	9,640
900	Kanaden Corp.	11,187
1,700	Kanamoto Co., Ltd.	53,719
4,800	Kanematsu Corp.	69,279
2,241	Kloeckner & Co. SE	23,616
8,200	Marubeni Corp.	62,496
4,300	Misumi Group, Inc.	125,181
1,100	Mitani Corp.	49,066
7,300	Mitsubishi Corp.	202,616
7,700	Mitsui & Co., Ltd.	128,301
1,271	Momentum Group AB, Class B*	15,678
1,400	Monotaro Co., Ltd.	61,884
2,600	Nagase & Co., Ltd.	40,533
900	NEC Capital Solutions, Ltd.	15,670
600	Nichiden Corp.	11,569
1,100	Nippon Steel & Sumikin Bussan	54,565
1,200	Nishio Rent All Co., Ltd.	38,443
700	Onoken Co., Ltd.	11,808
7,777	Ramirent OYJ	82,528
4,501	Reece, Ltd.	42,099
10,785	Rexel SA	154,958
2,192	Richelieu Hardware, Ltd.	45,708
2,804	Russel Metals, Inc.	57,317
12,209	SIG plc	22,474
21,100	Sojitz Corp.	76,467
164	Solar A/S	10,232
3,600	Sumitomo Corp.	59,091
3,072	Toromont Industries, Ltd.	132,882
2,100	Toyota Tsushu Corp.	70,214
9,972	Travis Perkins plc	187,125
1,000	Trusco Nakayama Corp.	24,966
800	Wajax Corp.	15,154
2,700	Wakita & Co., Ltd.	28,319
3,800	Yamazen Corp.	36,295
800	Yuasa Trading Co., Ltd.	25,506

		4,283,513

Transportation Infrastructure (0.4%):
493	Aena SA(a)	89,422
384	Aeroports de Paris	86,755
1,197	Ansaldo Sts SpA	17,132
7,311	Atlantia SpA	215,847
12,050	Atlas Arteria, Ltd.	57,325
3,215	Auckland International Airport, Ltd.	14,754
17,433	BBA Aviation plc	78,510
960	Flughafen Zuerich AG	196,005
3,270	Groupe Eurotunnel SA	44,829
1,679	Hamburger Hafen und Logistik AG	36,435
2,800	Hong Kong Aircraft Engineering Co., Ltd.	24,375

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
182,200	Hutchison Port Holdings Trust	$50,900
400	Japan Airport Terminal Co., Ltd.	18,718
1,500	Kamigumi Co., Ltd.	31,100
1,000	Mitsubishi Logistics Corp.	21,574
400	Nissin Corp.	9,278
37,623	Qube Holdings, Ltd.	67,033
15,500	SATS, Ltd.	56,762
4,700	SIAS SpA	70,656
4,000	Sumitomo Warehouse Co., Ltd. (The)	24,253
14,036	Sydney Airport	74,329
2,729	Westshore Terminals Investment Corp.	49,473

		1,335,465

Water Utilities (0.2%):
15,034	Pennon Group plc	157,543
5,341	Severn Trent plc	139,379
45,000	Siic Environment Holdings, Ltd.*	13,903
7,737	United Utilities Group plc	77,894

		388,719

Wireless Telecommunication Services (1.1%):
2,035	Cellcom Israel, Ltd.*	11,624
4,802	Freenet AG	127,403
13,800	KDDI Corp.	377,351
13,000	M1, Ltd.	15,285
3,522	Millicom International Cellular SA, SDR	207,235
2,104	Mobistar SA	35,486
18,600	NTT DoCoMo, Inc.	473,782
1,000	Okinawa Cellular Telephone Co.	40,132
1,708	Rogers Communications, Inc., Class B	81,062
17,000	Smartone Telecommunications Ho	17,531
4,700	SoftBank Group Corp.	337,293
21,800	StarHub, Ltd.	26,525
3,836	Tele2 AB	45,069
349,145	Vodafone Group plc	845,883

		2,641,661

Total Common Stocks (Cost $208,319,490)		230,879,993

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 5.89%	127,548
1,544	Porsche Automobil Holding SE, 3.23%	98,336
4,515	Volkswagen AG, 2.78%	749,678

		975,562

Total Preferred Stocks (Cost $1,186,092)		975,562

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Warrant (0.0%):
Banks (0.0%):
64,038	Ezion Holdings, Ltd.(c)	$—

Total Warrant (Cost $—)		—

Rights (0.0%):
Banks (0.0%):
72,820	Intesa Sanpaolo SpA, Expires on 12/31/49*(c)	—

Construction & Engineering (0.0%):
4,849	ACS Actividades de Construccion y Servicios SA, Expires on 7/09/18*	4,994
19,598	Sacyr SA, Expires on 7/10/18	1,119

		6,113

Consumer Finance (0.0%):
106,800	Enerchina Holding, Ltd., Expires on 7/16/18	68

Energy Equipment & Services (0.0%):
299	Odfjell Drilling, Ltd., Expires on 7/05/18(b)(c)	—

Insurance (0.0%):
6,217	Phoenix Group Holdings, Expires on 7/10/18	13,542

Media (0.0%):
40,092	ITE Group plc, Expires on 7/11/18	12,643

Oil, Gas & Consumable Fuels (0.0%):
13,800	Repsol SA, Expires on 7/09/18*	7,834

Total Rights (Cost $18,729)		40,200

Securities Held as Collateral for Securities on Loan (0.7%):
$1,684,845	AZL DFA International Core Equity Fund Securities Lending Collateral Account(d)	1,684,845

Total Securities Held as Collateral for Securities on Loan (Cost $1,684,845)		1,684,845

Unaffiliated Investment Company (0.3%):
708,144	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(e)	708,144

Total Unaffiliated Investment Company (Cost $708,144)		708,144

Total Investment Securities (Cost $211,917,300) — 100.1%(f)		234,288,744
Net other assets (liabilities) — (0.1)%		(304,945)

Net Assets — 100.0%		$233,983,799

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

NYS—New York Shares

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $1,405,918.

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 0.02% of the net assets of the fund.

(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.02% of the net assets of the Fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(e)	The rate represents the effective yield at June 30, 2018.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Australia	6.0%
Austria	0.5%
Belgium	1.3%
Bermuda	— %^
Cambodia	— %^
Canada	8.9%
Cayman Islands	— %^
China	0.1%
Colombia	— %^
Denmark	1.7%
Egypt	— %^
European Community	0.1%
Faroe Islands	— %^
Finland	2.0%
France	7.2%
Germany	7.4%
Hong Kong	2.5%
Ireland (Republic of)	1.3%
Isle of Man	0.1%
Israel	0.5%

Country	Percentage
Italy	2.8%
Japan	24.1%
Jersey	— %^
Liechtenstein	— %^
Luxembourg	0.5%
Malta	— %^
Monaco	— %^
Netherlands	3.0%
New Zealand	0.4%
Norway	1.0%
Peru	— %^
Portugal	0.1%
Singapore	0.9%
South Africa	0.1%
Spain	2.4%
Sweden	2.5%
Switzerland	6.3%
United Arab Emirates	— %^
United Kingdom	15.1%
United States	1.2%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$211,917,300

Investment securities, at value*	$234,288,744
Cash	4,715
Interest and dividends receivable	468,565
Foreign currency, at value (cost $675,863)	644,933
Receivable for investments sold	2,643
Reclaims receivable	851,050
Prepaid expenses	1,491

Total Assets	236,262,141

Liabilities:
Payable for investments purchased	359,256
Payable for collateral received on loaned securities	1,684,845
Manager fees payable	147,125
Administration fees payable	5,135
Distribution fees payable	49,042
Custodian fees payable	13,776
Administrative and compliance services fees payable	686
Transfer agent fees payable	1,082
Trustee fees payable	3,201
Other accrued liabilities	14,194

Total Liabilities	2,278,342

Net Assets	$233,983,799

Net Assets Consist of:
Capital	$197,776,545
Accumulated net investment income/(loss)	6,585,590
Accumulated net realized gains/(losses) from investment transactions	7,252,426
Net unrealized appreciation/(depreciation) on investments	22,369,238

Net Assets	$233,983,799

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,045,141
Net Asset Value (offering and redemption price per share)	$11.12

*	Includes securities on loan of $1,405,918.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$5,026,105
Interest	1,139
Income from securities lending	18,748
Foreign withholding tax	(609,614)

Total Investment Income	4,436,378

Expenses:
Manager fees	1,175,714
Administration fees	176,932
Distribution fees	309,398
Custodian fees	36,393
Administrative and compliance services fees	1,959
Transfer agent fees	2,805
Trustee fees	6,390
Professional fees	6,443
Shareholder reports	1,353
Other expenses	2,444

Total expenses before reductions	1,719,831
Less expenses voluntarily waived/reimbursed by the Manager	(247,521)

Net expenses	1,472,310

Net Investment Income/(Loss)	2,964,068

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	6,133,290
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(16,224,224)

Net Realized/Unrealized Gains/(Losses) on Investments	(10,090,934)

Change in Net Assets Resulting From Operations	$(7,126,866)

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,964,068	$3,805,179
Net realized gains/(losses) on investment transactions	6,133,290	2,741,170
Change in unrealized appreciation/depreciation on investments	(16,224,224)	53,201,724

Change in net assets resulting from operations	(7,126,866)	59,748,073

Distributions to Shareholders:
From net investment income	—	(3,321,065)

Change in net assets resulting from distributions to shareholders	—	(3,321,065)

Capital Transactions:
Proceeds from shares issued	941,372	1,518,775
Proceeds from dividends reinvested	—	3,321,065
Value of shares redeemed	(18,789,558)	(55,005,008)

Change in net assets resulting from capital transactions	(17,848,186)	(50,165,168)

Change in net assets	(24,975,052)	6,261,840
Net Assets:
Beginning of period	258,958,851	252,697,011

End of period	$233,983,799	$258,958,851

Accumulated net investment income/(loss)	$6,585,590	$3,621,522

Share Transactions:
Shares issued	82,833	145,766
Dividends reinvested	—	304,685
Shares redeemed	(1,626,802)	(5,286,375)

Change in shares	(1,543,969)	(4,835,924)

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.46		$9.21	$9.03	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.15		0.19	0.11	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(0.49)		2.21	0.17	(1.05)

Total from Investment Activities	(0.34)		2.40	0.28	(0.97)

Dividends to Shareholders From:
Net Investment Income	—		(0.15)	(0.10)	—

Total Dividends	—		(0.15)	(0.10)	—

Net Asset Value, End of Period	$11.12		$11.46	$9.21	$9.03

Total Return(b)	(2.97	)%(c)	26.09%	3.17%	(9.70	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$233,984		$258,959	$252,697	$170,273
Net Investment Income/(Loss)(d)	2.40%		1.48%	1.62%	1.19%
Expenses Before Reductions(d)(e)	1.39%		1.41%	1.39%	1.39%
Expenses Net of Reductions(d)	1.19%		1.21%	1.19%	1.19%
Portfolio Turnover Rate	6	%(c)	4%	11%	4	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $1 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,867 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions	$1,130,068	$554,777	$—	$—	$1,684,845

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA International Core Equity Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.75% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $1,144 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks
Aerospace & Defense	$237,285	$3,246,552	$—	$—	$3,483,837
Airlines	89,485	788,302	—	—	877,787
Auto Components	683,704	6,484,496	—	—	7,168,200
Automobiles	129,340	7,891,196	—	—	8,020,536
Banks	6,603,121	12,835,633	—	—	19,438,754
Beverages	668,636	1,973,500	—	—	2,642,136
Biotechnology	35,195	549,139	—	—	584,334

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investment Securities:	Level 1	Level 2		Level 3		Other^	Total

Capital Markets	$697,765	$5,576,752		$—		$—	$6,274,517
Chemicals	385,840	12,496,402		—		—	12,882,242
Commercial Services & Supplies	108,341	3,532,982		—		—	3,641,323
Communications Equipment	94,932	571,616		—		—	666,548
Construction & Engineering	90,271	4,914,431		3,960		—	5,008,662
Construction Materials	258,196	1,159,199		—		—	1,417,395
Containers & Packaging	160,748	2,267,541		—		—	2,428,289
Distributors	48,119	551,591		—		—	599,710
Diversified Consumer Services	69,007	222,174		—		—	291,181
Diversified Financial Services	123,865	1,477,107		—		—	1,600,972
Diversified Telecommunication Services	65,521	4,955,324		—		—	5,020,845
Electric Utilities	22,316	2,774,008		—		—	2,796,324
Electronic Equipment, Instruments & Components	47,621	4,539,148		—		—	4,586,769
Energy Equipment & Services	377,006	1,386,343		—		—	1,763,349
Food & Staples Retailing	424,224	4,844,978		—		—	5,269,202
Food Products	268,032	6,270,771		—		—	6,538,803
Gas Utilities	98,741	989,520		—		—	1,088,261
Health Care Providers & Services	66,955	1,555,986		—		—	1,622,941
Hotels, Restaurants & Leisure	391,986	4,683,244		—		—	5,075,230
Household Durables	16,965	4,268,062		—		—	4,285,027
Independent Power & Renewable Electricity Producers	340,031	394,532		—		—	734,563
Industrial Conglomerates	172,251	1,704,949		—		—	1,877,200
Insurance	1,215,278	6,884,776		—		—	8,100,054
IT Services	66,169	2,931,410		—		—	2,997,579
Leisure Products	72,613	660,470		—		—	733,083
Machinery	168,461	9,617,467		—		—	9,785,928
Media	624,414	3,729,842		—		—	4,354,256
Metals & Mining	4,818,410	8,039,991		18,605		—	12,877,006
Multiline Retail	347,622	1,066,712		—		—	1,414,334
Multi-Utilities	113,678	1,756,520		—		—	1,870,198
Oil, Gas & Consumable Fuels	5,987,122	5,829,412		12,404		—	11,828,938
Paper & Forest Products	465,391	1,649,619		2,251		—	2,117,261
Personal Products	752,259	696,085		—		—	1,448,344
Pharmaceuticals	1,188,616	5,159,234		—		—	6,347,850
Professional Services	248,237	3,835,378		—		—	4,083,615
Real Estate Management & Development	259,710	5,091,661		—		—	5,351,371
Road & Rail	813,949	3,147,883		—		—	3,961,832
Semiconductors & Semiconductor Equipment	373,380	1,543,732		—		—	1,917,112
Software	385,078	2,259,968		—		—	2,645,046
Specialty Retail	55,967	3,291,916		—		—	3,347,883
Technology Hardware, Storage & Peripherals	285,701	1,025,632		—		—	1,311,333
Textiles, Apparel & Luxury Goods	36,918	3,191,561		—		—	3,228,479
Thrifts & Mortgage Finance	125,521	279,588		—		—	405,109
Trading Companies & Distributors	271,997	4,011,516		—		—	4,283,513
Transportation Infrastructure	49,473	1,285,992		—		—	1,335,465
Wireless Telecommunication Services	81,062	2,560,599		—		—	2,641,661
All Other Common Stocks+	—	14,807,806		—		—	14,807,806
Preferred Stocks
Automobiles	—	975,562		—		—	975,562
Warrant	—	—	#	—		—	—
Rights	40,132	68		—	#	—	40,200
Securities Held as Collateral for Securities on Loan	—	—		—		1,684,845	1,684,845
Unaffiliated Investment Company	708,144	—		—		—	708,144

Total Investments	$32,330,801	$200,235,878		$37,220		$1,684,845	$234,288,744

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA International Core Equity Fund	$14,292,456	$31,302,373

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $212,737,605. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$40,265,920
Unrealized (depreciation)	(18,714,781)

Net unrealized appreciation/(depreciation)	$21,551,139

As of the end of its latest tax year ended December 31, 2017, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

During the latest tax year end, December 31, 2017, the Fund utilized $1,178,101 in CLCFs to offset capital gains.

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA International Core Equity Fund	$3,321,065	$—	$3,321,065

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA International Core Equity Fund	$5,579,796	$—	$—	$37,754,324	$43,334,120

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 30% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 25

Statement of Operations Page 25

Statements of Changes in Net Assets Page 26

Financial Highlights Page 27

Notes to the Financial Statements Page 28

Other Information Page 33

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,028.20	$4.22	0.84%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.64	$4.21	0.84%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	22.6%
Consumer Discretionary	17.0
Financials	14.2
Industrials	13.5
Health Care	10.9
Consumer Staples	6.9
Energy	5.0
Materials	4.2
Utilities	2.8
Telecommunication Services	2.3
Real Estate	0.3

Total Common Stocks	99.7
Rights	— ^
Securities Held as Collateral for Securities on Loan	10.1
Money Market	0.3

Total Investment Securities	110.1
Net other assets (liabilities)	(10.1)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (2.8%):
1,674	AAR Corp.	$77,824
3,216	Aerojet Rocketdyne Holdings, Inc.*^	94,840
572	AeroVironment, Inc.*	40,858
7,585	Arconic, Inc.	129,021
1,124	Astronics Corp.*^	40,430
361	Astronics Corp., Class B*^	12,909
1,481	Axon Enterprise, Inc.*	93,570
13,534	Boeing Co. (The)	4,540,792
3,571	BWX Technologies, Inc.	222,545
685	CPI Aerostructures, Inc.*	7,193
1,202	Cubic Corp.^	77,168
3,138	Curtiss-Wright Corp.	373,485
625	Ducommun, Inc.*	20,681
2,101	Engility Holdings, Inc.*	64,375
1,504	Esterline Technologies Corp.*	110,995
4,820	General Dynamics Corp.	898,496
1,288	HEICO Corp.^	93,897
2,108	HEICO Corp., Class A	128,452
4,315	Hexcel Corp.^	286,430
1,576	Huntington Ingalls Industries, Inc.	341,661
2,230	KLX, Inc.*	160,337
4,471	Kratos Defense & Security Solutions, Inc.*	51,461
1,421	L3 Technologies, Inc.	273,287
4,043	Lockheed Martin Corp.	1,194,423
2,078	Mercury Computer Systems, Inc.*^	79,089
1,808	Moog, Inc., Class A	140,952
343	National Presto Industries, Inc.^	42,532
3,251	Northrop Grumman Corp.	1,000,333
4,443	Raytheon Co.	858,299
5,807	Rockwell Collins, Inc.	782,087
3,310	Spirit AeroSystems Holdings, Inc., Class A^	284,362
790	Teledyne Technologies, Inc.*	157,257
7,877	Textron, Inc.	519,173
2,316	The KEYW Holding Corp.*^	20,242
1,212	TransDigm Group, Inc.^	418,310
2,979	Triumph Group, Inc.^	58,388
12,439	United Technologies Corp.	1,555,248
741	Vectrus, Inc.*	22,838
6,897	WESCO Aircraft Holdings, Inc.*^	77,591

		15,351,831

Air Freight & Logistics (0.8%):
4,941	Air Transport Services Group, Inc.*	111,617
1,400	Atlas Air Worldwide Holdings, Inc.*^	100,380
4,457	C.H. Robinson Worldwide, Inc.	372,873
1,026	Echo Global Logistics, Inc.*	30,011
4,728	Expeditors International of Washington, Inc.	345,617
5,100	FedEx Corp.	1,158,006
1,779	Forward Air Corp.	105,103
1,993	Hub Group, Inc.*	99,251
1,058	Park-Ohio Holdings Corp.	39,463
3,266	Radiant Logistics, Inc.*	12,770
14,264	United Parcel Service, Inc., Class B	1,515,265
5,560	XPO Logistics, Inc.*^	557,001

		4,447,357

Shares		Fair Value
Common Stocks, continued
Airlines (0.7%):
5,917	Alaska Air Group, Inc.	$357,328
998	Allegiant Travel Co.	138,672
6,467	American Airlines Group, Inc.^	245,487
1,537	Copa Holdings SA, Class A	145,431
19,429	Delta Air Lines, Inc.	962,512
5,008	Hawaiian Holdings, Inc.^	180,038
16,454	JetBlue Airways Corp.*	312,297
2,917	SkyWest, Inc.	151,392
14,136	Southwest Airlines Co.	719,240
4,475	Spirit Airlines, Inc.*	162,666
11,261	United Continental Holdings, Inc.*	785,230

		4,160,293

Auto Components (0.9%):
1,838	Adient plc^	90,411
5,496	American Axle & Manufacturing Holdings, Inc.*^	85,518
5,936	Aptiv plc	543,915
3,249	Autoliv, Inc.^	465,322
6,472	BorgWarner, Inc.	279,332
4,411	Cooper Tire & Rubber Co.^	116,009
1,615	Cooper-Standard Holding, Inc.*	211,032
11,930	Dana Holding Corp.	240,867
2,123	Delphi Technologies plc	96,512
1,595	Dorman Products, Inc.*^	108,954
2,274	Fox Factory Holding Corp.*^	105,855
15,474	Gentex Corp.	356,211
2,720	Gentherm, Inc.*^	106,896
12,827	Goodyear Tire & Rubber Co.	298,741
1,365	Horizon Global Corp.*^	8,135
1,483	LCI Industries^	133,692
3,870	Lear Corp.	719,086
3,637	Modine Manufacturing Co.*	66,375
1,190	Motorcar Parts of America, Inc.*^	22,265
612	Spartan Motors, Inc.	9,241
1,436	Standard Motor Products, Inc.^	69,416
1,582	Stoneridge, Inc.*	55,591
275	Strattec Security Corp.	8,401
3,917	Tenneco, Inc.	172,191
1,187	Tower International, Inc.	37,747
2,073	Visteon Corp.*	267,915
1,621	VOXX International Corp.*^	8,753

		4,684,383

Automobiles (0.6%):
89,280	Ford Motor Co.	988,330
36,273	General Motors Co.	1,429,155
7,220	Harley-Davidson, Inc.	303,818
429	Tesla Motors, Inc.*^	147,126
3,270	Thor Industries, Inc.	318,465
1,652	Winnebago Industries, Inc.^	67,071

		3,253,965

Banks (6.6%):
1,760	1st Source Corp.	94,037
1,429	Access National Corp.	40,869
504	ACNB Corp.	17,161
661	American National Bankshares, Inc.	26,440

Continued

2

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
587	American River Bankshares	$9,304
1,663	Ameris Bancorp	88,721
704	Ames National Corp.	21,718
905	Arrow Financial Corp.^	32,942
5,524	Associated Banc-Corp.	150,805
2,876	Banc of California, Inc.^	56,226
1,939	BancFirst Corp.	114,789
2,831	Bancorp, Inc. (The)*	29,612
2,523	BancorpSouth Bank^	83,133
130,996	Bank of America Corp.	3,692,776
899	Bank of Commerce Holdings	11,462
1,889	Bank of Hawaii Corp.^	157,580
451	Bank of Marin Bancorp	36,463
2,324	Bank of Nt Butterfield & Son, Ltd. (The)	106,253
4,810	Bank of the Ozarks, Inc.^	216,642
2,950	BankUnited, Inc.	120,508
1,941	Banner Corp.	116,712
1,189	Bar Harbor Bankshares	36,015
8,291	BB&T Corp.	418,198
842	BCB Bancorp, Inc.	12,630
2,053	Berkshire Hills Bancorp, Inc.^	83,352
1,112	Blue Hills BanCorp, Inc.	24,686
1,324	BOK Financial Corp.	124,469
5,245	Boston Private Financial Holdings, Inc.^	83,396
668	Bridge Bancorp, Inc.	24,015
5,107	Brookline Bancorp, Inc.	94,990
1,162	Bryn Mawr Bank Corp.	53,801
74	C&F Financial Corp.	4,629
1,056	Cadence Bancorp^	30,487
843	Camden National Corp.	38,534
1,309	Capital City Bank Group, Inc.	30,932
649	Carolina Financial Corp.	27,855
2,683	Cathay General Bancorp	108,635
3,426	Centerstate Banks, Inc.	102,163
2,402	Central Pacific Financial Corp.	68,817
933	Central Valley Community Bancorp	19,742
273	Century Bancorp, Inc.	20,857
2,593	Chemical Financial Corp.^	144,352
377	Chemung Financial Corp.	18,891
2,299	CIT Group, Inc.	115,893
28,420	Citigroup, Inc.	1,901,866
943	Citizens & Northern Corp.^	24,386
5,861	Citizens Financial Group, Inc.	227,993
552	Citizens Holding Co.	13,110
1,304	City Holding Co.^	98,100
938	Civista Bancshares, Inc.	22,737
1,096	CNB Financial Corp.	32,946
2,688	CoBiz Financial, Inc.	57,738
78	Codorus Valley Bancorp, Inc.	2,393
56	Colony Bankcorp, Inc.	946
2,169	Columbia Banking System, Inc.^	88,712
2,543	Comerica, Inc.	231,210
2,938	Commerce Bancshares, Inc.^	190,118

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,393	Community Bank System, Inc.^	$82,285
1,325	Community Trust Bancorp, Inc.	66,184
2,266	ConnectOne Bancorp, Inc.^	56,423
1,285	Cullen/Frost Bankers, Inc.	139,088
2,643	Customers Bancorp, Inc.*	75,008
5,350	CVB Financial Corp.^	119,947
408	DNB Financial Corp.	14,300
1,882	Eagle Bancorp, Inc.*	115,367
4,316	East West Bancorp, Inc.	281,403
1,229	Enterprise Financial Services Corp.	66,305
312	Evans Bancorp, Inc.	14,383
11,692	F.N.B. Corp.^	156,907
569	Farmers Capital Bank Corp.	29,645
1,329	Farmers National Banc Corp.	21,198
523	FB Financial Corp.^	21,297
1,935	FCB Financial Holdings, Inc.*	113,778
1,636	Fidelity Southern Corp.	41,571
10,629	Fifth Third Bancorp	305,052
1,053	Financial Institutions, Inc.	34,644
16,004	First Bancorp*	122,431
2,206	First Bancorp	90,247
814	First Bancorp, Inc.	22,971
611	First Bancshares, Inc. (The)	21,965
2,931	First Busey Corp.	92,971
664	First Business Financial Services, Inc.	17,264
592	First Citizens BancShares, Inc., Class A	238,754
4,012	First Commonwealth Financial Corp.	62,226
1,419	First Community Bankshares	45,209
1,217	First Connecticut Bancorp, Inc.	37,240
2,957	First Financial Bancorp	90,632
2,266	First Financial Bankshares, Inc.^	115,339
967	First Financial Corp.	43,853
733	First Financial Northwest, Inc.	14,308
1,996	First Foundation, Inc.*	37,006
11,600	First Horizon National Corp.^	206,944
1,244	First Interstate BancSystem, Class A^	52,497
2,451	First Merchants Corp.	113,726
660	First Mid-Illinois Bancshares, Inc.	25,938
4,022	First Midwest Bancorp, Inc.	102,440
1,573	First of Long Island Corp. (The)	39,089
2,517	First Republic Bank^	243,620
2,253	Flushing Financial Corp.	58,803
322	Franklin Financial Network, Inc.*	12,107
7,244	Fulton Financial Corp.	119,526
1,315	German American Bancorp, Inc.^	47,143
3,017	Glacier Bancorp, Inc.^	116,698
1,035	Great Southern Bancorp, Inc.	59,202
3,353	Great Western Bancorp, Inc.	140,792
3,020	Green BanCorp, Inc.	65,232
1,174	Guaranty Bancorp	34,985
3,064	Hancock Holding Co.	142,936
2,408	Hanmi Financial Corp.	68,267
41	Hawthorn Bancshares, Inc.	888

Continued

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,375	Heartland Financial USA, Inc.^	$75,419
1,692	Heritage Financial Corp.	58,966
2,010	Hertiage Commerce Corp.	34,150
5,680	Hilltop Holdings, Inc.	125,358
4,922	Home Bancshares, Inc.^	111,040
1,540	Hometrust Bancshares, Inc.*	43,351
6,189	Hope BanCorp, Inc.^	110,350
2,112	Horizon Bancorp	43,697
17,399	Huntington Bancshares, Inc.	256,809
1,730	IBERIABANK Corp.	131,134
855	Independent Bank Corp.	21,803
673	Independent Bank Corp.	52,763
1,288	Independent Bank Group, Inc.	86,038
3,359	International Bancshares Corp.	143,765
10,187	Investors Bancorp, Inc.	130,292
56,629	JPMorgan Chase & Co.	5,900,741
11,909	KeyCorp	232,702
2,859	Lakeland Bancorp, Inc.	56,751
1,656	Lakeland Financial Corp.^	79,803
456	Landmark Bancorp, Inc.	12,996
712	LCNB Corp.	14,026
2,364	LegacyTexas Financial Group, Inc.	92,243
977	Live Oak Bancshares, Inc.	29,945
1,145	M&T Bank Corp.	194,822
2,571	Macatawa Bank Corp.	31,212
2,620	MB Financial, Inc.	122,354
1,869	MBT Financial Corp.	19,905
1,293	Mercantile Bank Corp.	47,789
638	MidWestone Financial Group, Inc.	21,552
570	MutualFirst Financial, Inc.	21,518
1,805	National Bank Holdings Corp.	69,655
514	National Bankshares, Inc.	23,850
1,453	NBT Bancorp, Inc.	55,432
373	Nicolet Bankshares, Inc.*	20,556
510	Northrim Bancorp, Inc.	20,171
511	Norwood Financial Corp.	18,406
3,309	OFG Bancorp	46,491
440	Ohio Valley Banc Corp.	23,078
819	Old Line Bancshares, Inc.	28,591
7,959	Old National Bancorp	148,037
2,225	Old Second Bancorp, Inc.	32,040
1,951	Opus Bank	55,994
638	Orrstown Financial Services, Inc.	16,588
1,205	Pacific Mercantile Bancorp*	11,749
2,125	Pacific Premier Bancorp, Inc.*	81,069
2,447	PacWest Bancorp	120,931
584	Park National Corp.^	65,069
1,165	Peapack-Gladstone Financial Corp.	40,297
364	Penns Woods Bancorp, Inc.	16,300
608	Peoples Bancorp of NC	19,474
1,361	Peoples Bancorp, Inc.	51,419
5,297	People’s United Financial, Inc.^	95,823
749	People’s Utah BanCorp	26,739

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,933	Pinnacle Financial Partners, Inc.	$179,940
5,378	PNC Financial Services Group, Inc.	726,568
3,717	Popular, Inc.	168,046
878	Preferred Bank Los Angeles^	53,962
945	Premier Financial Bancorp, Inc.^	17,643
2,332	Prosperity Bancshares, Inc.^	159,416
606	QCR Holdings, Inc.	28,755
17,681	Regions Financial Corp.	314,368
2,630	Renasant Co.	119,718
1,417	Republic Bancorp, Inc., Class A	64,190
1,437	S & T Bancorp, Inc.^	62,136
148	Salisbury Bancorp, Inc.	6,616
1,514	Sandy Spring Bancorp, Inc.	62,089
1,879	Seacoast Banking Corp.*	59,339
1,252	Select Bancorp, Inc.*	16,864
1,236	ServisFirst Bancshares, Inc.^	51,578
1,113	Shore Bancshares, Inc.	21,169
1,028	Sierra Bancorp	29,031
933	Signature Bank*	119,312
4,534	Simmons First National Corp., Class A	135,567
1,131	South State Corp.	97,549
2,003	Southern National Bancorp^	35,734
1,127	Southside Bancshares, Inc.^	37,957
2,309	State Bank Financial Corp.	77,121
9,153	Sterling Bancorp^	215,096
1,432	Stock Yards Bancorp, Inc.^	54,631
557	Summit Financial Group, Inc.	14,950
4,384	SunTrust Banks, Inc.	289,432
1,716	SVB Financial Group*	495,512
5,664	Synovus Financial Corp.	299,229
8,535	TCF Financial Corp.	210,132
1,633	Texas Capital Bancshares, Inc.*^	149,420
1,121	Tompkins Financial Corp.	96,271
3,776	TowneBank^	121,210
1,726	TriCo Bancshares	64,639
2,154	Tristate Capital Holdings, Inc.*^	56,219
1,220	Triumph BanCorp, Inc.*	49,715
3,028	Trustmark Corp.^	98,804
98	Two River Bancorp	1,875
20,825	U.S. Bancorp	1,041,667
1,755	UMB Financial Corp.	133,784
6,312	Umpqua Holdings Corp.	142,588
2,948	Union Bankshares Corp.^	114,618
3,516	United Bankshares, Inc.^	127,982
3,077	United Community Banks, Inc.	94,372
1,190	United Security Bancshares	13,328
42	Unity Bancorp, Inc.	956
1,914	Univest Corp.	52,635
8,196	Valley National Bancorp^	99,663
1,496	Veritex Holdings, Inc.*^	46,481
1,113	Washington Trust Bancorp	64,665
3,174	Webster Financial Corp.^	202,184
73,791	Wells Fargo & Co.	4,090,972

Continued

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,557	WesBanco, Inc.^	$115,167
1,062	West Bancorp	26,709
1,687	Westamerica Bancorp^	95,332
4,770	Western Alliance Bancorp*	270,030
2,102	Wintrust Financial Corp.	182,979
2,669	Zions Bancorp^	140,630

		35,571,379

Beverages (1.7%):
466	Boston Beer Co., Inc. (The), Class A*^	139,660
1,935	Brown-Forman Corp., Class A	94,544
6,693	Brown-Forman Corp., Class B^	328,024
545	Coca-Cola Bottling Co. Consolidated	73,646
74,453	Coca-Cola Co. (The)	3,265,508
2,550	Constellation Brands, Inc., Class C	558,119
787	Craft Brewers Alliance, Inc.*	16,252
5,609	Dr Pepper Snapple Group, Inc.	684,298
1,171	MGP Ingredients, Inc.^	103,997
2,011	Molson Coors Brewing Co., Class B	136,828
5,703	Monster Beverage Corp.*	326,782
1,132	National Beverage Corp.*^	121,011
29,666	PepsiCo, Inc.	3,229,737
876	Primo Water Corp.*	15,321

		9,093,727

Biotechnology (2.3%):
36,709	AbbVie, Inc.	3,401,089
890	Acadia Pharmaceuticals, Inc.*^	13,590
1,921	Acorda Therapeutics, Inc.*^	55,133
1,278	Alexion Pharmaceuticals, Inc.*	158,664
1,012	Alkermes plc*^	41,654
838	Alnylam Pharmaceuticals, Inc.*^	82,535
11,115	Amgen, Inc.	2,051,718
1,084	Aptevo Therapeutics, Inc.*	5,409
3,928	Biogen Idec, Inc.*	1,140,063
1,108	BioMarin Pharmaceutical, Inc.*	104,374
506	Bluebird Bio, Inc.*^	79,417
14,276	Celgene Corp.*	1,133,800
356	Clovis Oncology, Inc.*	16,187
718	Concert Pharmaceuticals, Inc.*	12,084
2,168	Emergent Biosolutions, Inc.*	109,462
1,013	Enanta Pharmaceuticals, Inc.*	117,407
785	Exact Sciences Corp.*^	46,935
4,865	Exelixis, Inc.*	104,695
544	Fibrogen, Inc.*^	34,054
30,383	Gilead Sciences, Inc.	2,152,332
966	Incyte Corp.*	64,722
83	Insys Therapeutics, Inc.*	601
945	Ionis Pharmaceuticals, Inc.*^	39,378
1,605	Karyopharm Therapeutics, Inc.*	27,269
526	Ligand Pharmaceuticals, Inc., Class B*^	108,971
2,391	Mimedx Group, Inc.*^	15,278
1,607	Momenta Pharmaceuticals, Inc.*^	32,863
3,689	Myriad Genetics, Inc.*	137,858

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,067	Neurocrine Biosciences, Inc.*	$104,822
10,235	OPKO Health, Inc.*^	48,105
1,317	Otonomy, Inc.*	5,070
9,565	PDL BioPharma, Inc.*^	22,382
1,098	Regeneron Pharmaceuticals, Inc.*	378,799
1,271	Repligen Corp.*^	59,788
1,105	Retrophin, Inc.*	30,122
1,210	Seattle Genetics, Inc.*	80,332
600	Tesaro, Inc.*^	26,682
2,797	United Therapeutics Corp.*	316,481
1,115	Vertex Pharmaceuticals, Inc.*	189,505
1,496	Xencor, Inc.*^	55,367

		12,604,997

Building Products (0.6%):
3,264	A.O. Smith Corp.	193,066
3,058	AAON, Inc.^	101,679
2,557	Advanced Drainage Systems, Inc.^	73,002
2,889	Allegion plc^	223,493
1,083	American Woodmark Corp.*	99,149
1,885	Apogee Enterprises, Inc.^	90,800
1,778	Armstrong Flooring, Inc.*	24,963
2,857	Armstrong World Industries, Inc.*	180,562
7,785	Builders FirstSource, Inc.*	142,388
2,571	Continental Building Products, Inc.*	81,115
889	Csw Industrials, Inc.*	46,984
4,434	Fortune Brands Home & Security, Inc.	238,061
1,576	Gibraltar Industries, Inc.*	59,100
2,893	Griffon Corp.^	51,495
1,209	Insteel Industries, Inc.	40,381
6,099	Johnson Controls International plc^	204,012
870	Lennox International, Inc.^	174,131
6,980	Masco Corp.	261,192
1,451	Masonite International Corp.*	104,254
3,362	NCI Building Systems, Inc.*	70,602
5,886	Owens Corning, Inc.	372,995
1,648	Patrick Industries, Inc.*^	93,689
3,615	PGT, Inc.*	75,373
1,925	Quanex Building Products Corp.^	34,554
2,112	Simpson Manufacturing Co., Inc.	131,345
2,846	Trex Co., Inc.*	178,131
3,399	Universal Forest Products, Inc.	124,471
7,225	USG Corp.*	311,541

		3,782,528

Capital Markets (2.6%):
1,453	Affiliated Managers Group, Inc.	216,018
2,626	Ameriprise Financial, Inc.	367,325
2,502	Artisan Partners Asset Management, Inc., Class A^	75,435
11,608	Bank of New York Mellon Corp. (The)	626,019
14,937	BGC Partners, Inc., Class A	169,087
1,644	BlackRock, Inc., Class A	820,421
3,965	BrightSphere Investment Group plc	56,541
2,259	CBOE Holdings, Inc.	235,094

Continued

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
11,820	Charles Schwab Corp. (The)	$604,002
2,686	CME Group, Inc.	440,289
2,934	Cohen & Steers, Inc.^	122,377
190	Diamond Hill Investment Group	36,942
1,417	Donnelley Financial Solutions, Inc.*	24,613
5,873	E*TRADE Financial Corp.*	359,193
3,982	Eaton Vance Corp.	207,821
1,120	FactSet Research Systems, Inc.^	221,872
6,954	Federated Investors, Inc., Class B	162,167
2,662	Financial Engines, Inc.	119,524
5,134	Franklin Resources, Inc.^	164,545
3,237	Gain Capital Holdings, Inc.	24,439
388	GAMCO Investors, Inc., Class A	10,383
4,352	Goldman Sachs Group, Inc. (The)	959,920
1,743	Greenhill & Co., Inc.	49,501
211	Hennessy Advisors, Inc.	3,661
1,166	Houlihan Lokey, Inc.	59,723
5,199	Interactive Brokers Group, Inc., Class A	334,868
4,963	Intercontinental Exchange, Inc.	365,029
597	INTL FCStone, Inc.*	30,871
13,284	Invesco, Ltd.	352,823
2,572	Investment Technology Group, Inc.	53,806
4,134	Janus Henderson Group plc^	127,038
6,246	Jefferies Financial Group, Inc.	142,034
10,552	Ladenburg Thalmann Financial Services, Inc.	35,877
3,497	Lazard, Ltd., Class A	171,038
2,912	Legg Mason, Inc.	101,134
7,804	LPL Financial Holdings, Inc.	511,474
937	MarketAxess Holdings, Inc.^	185,395
1,429	Moelis & Co., Class A^	83,811
2,716	Moody’s Corp.	463,241
18,789	Morgan Stanley	890,598
2,489	Morningstar, Inc.	319,214
2,951	MSCI, Inc., Class A	488,184
5,365	NASDAQ OMX Group, Inc. (The)	489,664
2,967	Northern Trust Corp.	305,275
1,024	Oppenheimer Holdings, Class A	28,672
940	PJT Partners, Inc.^	50,187
1,113	Pzena Investment Management, Inc.	10,251
4,478	Raymond James Financial, Inc.	400,109
5,555	S&P Global, Inc.	1,132,608
3,335	SEI Investments Co.	208,504
660	Silvercrest Asset Management Group, Inc., Class A	10,758
2,672	State Street Corp.	248,736
2,242	Stifel Financial Corp.	117,145
5,223	T. Rowe Price Group, Inc.	606,338
2,299	TD Ameritrade Holding Corp.	125,916
1,429	Virtu Financial, Inc.	37,940
438	Virtus Investment Partners, Inc.	56,042
5,362	Waddell & Reed Financial, Inc., Class A^	96,355
425	Westwood Holdings, Inc.	25,305
7,874	WisdomTree Investments, Inc.^	71,496

		14,814,648

Shares		Fair Value
Common Stocks, continued
Chemicals (2.4%):
2,215	A. Schulman, Inc.	$98,568
1,306	Advansix, Inc.*	47,839
1,955	Air Products & Chemicals, Inc.	304,452
905	Albemarle Corp.^	85,369
1,157	American Vanguard Corp.	26,553
2,194	Ashland Global Holdings, Inc.	171,527
3,752	Axalta Coating Systems, Ltd.*	113,723
1,138	Balchem Corp.	111,683
3,293	Cabot Corp.	203,409
3,943	Celanese Corp., Series A	437,910
4,613	CF Industries Holdings, Inc.	204,817
691	Chase Corp.	81,020
4,033	Chemours Co. (The)	178,904
578	Core Molding Technologies, Inc.^	8,254
25,941	DowDuPont, Inc.	1,710,030
7,238	Eastman Chemical Co.	723,509
3,888	Ecolab, Inc.	545,603
5,990	Ferro Corp.*	124,892
1,510	FMC Corp.^	134,707
3,222	Futurefuel Corp.	45,140
1,756	GCP Applied Technologies, Inc.*	50,836
1,438	H.B. Fuller Co.	77,192
702	Hawkins, Inc.	24,816
9,602	Huntsman Corp.	280,378
2,062	Ingevity Corp.*	166,733
1,620	Innophos Holdings, Inc.	77,112
1,433	Innospec, Inc.	109,696
1,701	International Flavor & Fragrances, Inc.	210,856
14,982	Intrepid Potash, Inc.*	61,426
743	KMG Chemicals, Inc.	54,819
783	Koppers Holdings, Inc.*	30,028
2,348	Kraton Performance Polymers, Inc.*	108,337
4,741	Kronos Worldwide, Inc.	106,815
1,233	LSB Industries, Inc.*^	6,535
7,777	Lyondellbasell Industries NV	854,303
1,816	Minerals Technologies, Inc.	136,836
5,492	Mosaic Co. (The)	154,051
703	NewMarket Corp.^	284,364
8,796	Olin Corp.	252,621
2,346	Omnova Solutions, Inc.*	24,398
14,316	Platform Speciality Products Corp.*	166,066
6,475	PolyOne Corp.	279,850
5,194	PPG Industries, Inc.	538,774
7,814	Praxair, Inc.	1,235,783
606	Quaker Chemical Corp.	93,851
1,835	Rayonier Advanced Materials, Inc.	31,360
3,781	RPM International, Inc.^	220,508
2,600	Scotts Miracle-Gro Co. (The)^	216,216
1,975	Sensient Technologies Corp.^	141,311
1,907	Sherwin Williams Co.	777,235
1,689	Stepan Co.	131,759
1,627	Trecora Resources*^	24,161
1,070	Tredegar Corp.	25,145

Continued

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,102	Trinseo SA	$220,087
4,906	Tronox, Ltd., Class A	96,550
6,023	Valvoline, Inc.^	129,916
3,026	W.R. Grace & Co.	221,836
1,636	Westlake Chemical Corp.^	176,083

		13,156,552

Commercial Services & Supplies (1.1%):
3,793	ABM Industries, Inc.^	110,680
9,093	ACCO Brands Corp.	125,938
3,173	Advanced Disposal Services, Inc.*	78,627
4,271	ARC Document Solutions, Inc.*	7,560
2,684	Brady Corp., Class A	103,468
2,641	Brink’s Co. (The)	210,620
1,886	Casella Waste Systems, Inc.*	48,300
2,003	CECO Environmental Corp.	12,298
2,280	Cintas Corp.	421,959
3,774	Clean Harbors, Inc.*	209,646
6,839	Copart, Inc.*	386,813
7,746	Covanta Holding Corp.^	127,809
3,160	Deluxe Corp.^	209,224
1,613	Ennis, Inc.	32,825
2,517	Essendant, Inc.	33,275
2,148	Healthcare Services Group, Inc.^	92,772
1,042	Heritage-Crystal Clean, Inc.*	20,944
4,520	Herman Miller, Inc.	153,228
2,671	HNI Corp.	99,361
3,095	InnerWorkings, Inc.*^	26,896
4,002	Interface, Inc.	91,846
5,972	KAR Auction Services, Inc.	327,266
2,829	Kimball International, Inc., Class B	45,717
3,654	Knoll, Inc.	76,040
1,417	LSC Communications, Inc.	22,190
1,875	Matthews International Corp., Class A^	110,250
2,011	McGrath Rentcorp	127,236
2,641	Mobile Mini, Inc.	123,863
1,035	MSA Safety, Inc.	99,712
1,003	Multi-Color Corp.^	64,844
1,552	NL Industries, Inc.*	13,502
8,238	Pitney Bowes, Inc.	70,600
2,606	Quad Graphics, Inc.^	54,283
5,273	Republic Services, Inc., Class A	360,462
4,405	Rollins, Inc.	231,615
2,114	RR Donnelley & Sons Co.^	12,177
1,467	SP Plus Corp.*	54,572
5,403	Steelcase, Inc., Class A	72,941
1,563	Stericycle, Inc.*^	102,048
1,534	Team, Inc.*^	35,435
2,396	Tetra Tech, Inc.	140,166
542	UniFirst Corp.	95,880
709	US Ecology, Inc.	45,163
1,003	Viad Corp.	54,413
824	Vse Corp.	39,371
9,861	Waste Management, Inc.	802,093

		5,785,928

Shares		Fair Value
Common Stocks, continued
Communications Equipment (1.3%):
2,109	ADTRAN, Inc.^	$31,319
752	Applied Optoelectronics, Inc.*	33,765
976	Arista Networks, Inc.*	251,310
8,194	ARRIS International plc*	200,302
550	Bel Fuse, Inc., Class B	11,495
1,000	Black Box Corp.*	2,025
2,202	Calix, Inc.*	17,176
4,939	Ciena Corp.*^	130,933
69,484	Cisco Systems, Inc.	2,989,896
6,102	CommScope Holding Co., Inc.*	178,209
316	Communications Systems, Inc.	1,204
1,822	Comtech Telecommunications Corp.	58,085
1,262	Digi International, Inc.*	16,658
1,548	EchoStar Corp., Class A*	68,731
1,189	EMCORE Corp.*^	6,004
2,598	Extreme Networks, Inc.*	20,680
1,778	F5 Networks, Inc.*	306,616
5,961	Finisar Corp.*	107,298
7,060	Harmonic, Inc.*^	30,005
3,291	Harris Corp.	475,680
7,816	Infinera Corp.*	77,613
2,791	InterDigital, Inc.^	225,792
10,987	Juniper Networks, Inc.	301,264
909	KVH Industries, Inc.*	12,181
1,310	Lumentum Holdings, Inc.*^	75,849
3,350	Motorola Solutions, Inc.^	389,840
1,304	NETGEAR, Inc.*^	81,500
3,156	NetScout Systems, Inc.*^	93,733
3,507	Oclaro, Inc.*	31,318
360	Palo Alto Networks, Inc.*	73,969
1,949	Plantronics, Inc.	148,611
1,714	Ribbon Communications, Inc.*	12,204
2,348	Ubiquiti Networks, Inc.*	198,923
2,004	ViaSat, Inc.*	131,703
8,628	Viavi Solutions, Inc.*	88,351

		6,880,242

Construction & Engineering (0.4%):
5,468	Aecom Technology Corp.*	180,608
800	Aegion Corp.*^	20,600
2,172	Ameresco, Inc., Class A*	26,064
1,245	Argan, Inc.	50,983
1,626	Comfort Systems USA, Inc.	74,471
2,025	Dycom Industries, Inc.*^	191,382
2,804	EMCOR Group, Inc.	213,608
2,610	Fluor Corp.	127,316
1,914	Granite Construction, Inc.^	106,533
1,221	IES Holdings, Inc.*^	20,452
2,447	Jacobs Engineering Group, Inc.	155,360
8,226	KBR, Inc.	147,410
3,504	MasTec, Inc.*^	177,828
1,578	MYR Group, Inc.*	55,956
574	NV5 Holdings, Inc.*^	39,778
2,101	Orion Marine Group, Inc.*	17,354
4,194	Primoris Services Corp.	114,203

Continued

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
5,039	Quanta Services, Inc.*	$168,303
2,791	Tutor Perini Corp.*^	51,494
928	Valmont Industries, Inc.	139,896

		2,079,599

Construction Materials (0.2%):
1,483	Eagle Materials, Inc., Class A	155,671
1,291	Martin Marietta Materials, Inc.	288,319
5,185	Summit Materials, Inc., Class A*^	136,106
1,308	U.S. Concrete, Inc.*^	68,670
353	U.S. Lime & Minerals, Inc.	29,617
2,021	Vulcan Materials Co.	260,830

		939,213

Consumer Finance (1.0%):
20,883	Ally Financial, Inc.	548,596
14,646	American Express Co.	1,435,307
144	Asta Funding, Inc.	497
6,037	Capital One Financial Corp.	554,800
1,912	Consumer Portfolio Services, Inc.*	7,782
600	Credit Acceptance Corp.*	212,040
10,034	Discover Financial Services	706,494
868	Encore Capital Group, Inc.*^	31,769
1,910	Enova International, Inc.*	69,811
3,948	EZCORP, Inc., Class A*^	47,573
1,945	Firstcash, Inc.	174,758
1,425	Green Dot Corp., Class A*	104,581
17,319	LendingClub Corp.*^	65,639
14,392	Navient Corp.	187,528
2,128	Nelnet, Inc., Class A	124,296
750	Nicholas Financial, Inc.*	6,900
5,999	Onemain Holdings, Inc.*	199,707
1,661	PRA Group, Inc.*^	64,032
960	Regional Mgmt Corp.*	33,619
11,964	Santander Consumer USA Holdings, Inc.	228,393
22,527	SLM Corp.*	257,934
16,752	Synchrony Financial	559,182
505	World Acceptance Corp.*	56,060

		5,677,298

Containers & Packaging (0.7%):
2,903	AptarGroup, Inc.	271,082
2,636	Avery Dennison Corp.	269,136
8,374	Ball Corp.	297,696
4,255	Bemis Co., Inc.	179,604
4,116	Berry Global Group, Inc.*	189,089
4,226	Crown Holdings, Inc.*	189,156
25,959	Graphic Packaging Holding Co.	376,664
1,930	Greif, Inc., Class A	102,078
1,110	Greif, Inc., Class B	63,936
6,229	International Paper Co.	324,406
2,608	Myers Industries, Inc.	50,074
9,463	Owens-Illinois, Inc.*	159,073
3,330	Packaging Corp. of America	372,260
3,591	Sealed Air Corp.^	152,438

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
9,148	Silgan Holdings, Inc.	$245,441
5,379	Sonoco Products Co.	282,398
538	UFP Technologies, Inc.*	16,597
4,190	WestRock Co.	238,914

		3,780,042

Distributors (0.2%):
3,074	Core Markt Holdngs Co., Inc.	69,780
4,641	Genuine Parts Co.^	425,997
9,671	LKQ Corp.*	308,505
2,023	Pool Corp.	306,485
811	Weyco Group, Inc.	29,520

		1,140,287

Diversified Consumer Services (0.4%):
1,744	Adtalem Global Education, Inc.*	83,886
1,304	American Public Education, Inc.*	54,898
273	Ascent Capital Group, Inc.*	767
3,117	Bright Horizons Family Solutions, Inc.*	319,555
3,401	Cambium Learning Group, Inc.*	37,921
918	Capella Education Co.	90,607
5,222	Career Education Corp.*	84,440
1,464	Carriage Services, Inc.	35,941
506	Collectors Universe, Inc.^	7,458
185	Graham Holdings Co., Class B	108,429
2,721	Grand Canyon Education, Inc.*	303,691
8,744	H&R Block, Inc.	199,188
5,384	Houghton Mifflin Harcourt Co.*	41,188
2,988	K12, Inc.*	48,914
482	Liberty Tax, Inc.	3,892
1,309	Regis Corp.*	21,651
6,510	Service Corp. International	232,993
4,100	ServiceMaster Global Holdings, Inc.*	243,827
2,193	Sotheby’s*^	119,168
622	Strayer Education, Inc.	70,292
1,696	Universal Technical Institute, Inc.*	5,342
1,419	Weight Watchers International, Inc.*	143,461

		2,257,509

Diversified Financial Services (0.8%):
23,446	Berkshire Hathaway, Inc., Class B*	4,376,196
3,604	Cannae Holdings, Inc.*	66,854
827	Marlin Business Services, Inc.	24,686
1,763	PICO Holdings, Inc.^	20,539
1,767	Tiptree Financial, Inc., Class A^	12,016
2,777	Voya Financial, Inc.	130,519

		4,630,810

Diversified Telecommunication Services (2.1%):
166,997	AT&T, Inc.	5,362,273
1,019	ATN International, Inc.^	53,773
34,597	CenturyLink, Inc.	644,888
2,524	Cincinnati Bell, Inc.*	39,627
2,223	Cogent Communications Group, Inc.	118,708
4,558	Consolidated Communications Holdings, Inc.^	56,337

Continued

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
1,573	Frontier Communications Corp.^	$8,431
815	Hawaiian Telcom Holdco, Inc.*	23,570
1,994	IDT Corp.	11,206
5,557	Iridium Communications, Inc.*	89,468
4,045	Orbcomm, Inc.*^	40,855
92,919	Verizon Communications, Inc.	4,674,754
9,821	Vonage Holdings Corp.*	126,593
2,743	Windstream Holdings, Inc.*^	14,456
4,273	Zayo Group Holdings, Inc.*	155,879

		11,420,818

Electric Utilities (1.3%):
1,864	ALLETE, Inc.	144,292
4,490	Alliant Energy Corp.	190,017
6,289	American Electric Power Co., Inc.	435,513
1,163	Avangrid, Inc.^	61,558
8,111	Duke Energy Corp.	641,418
5,622	Edison International	355,704
1,593	El Paso Electric Co.	94,146
2,217	Entergy Corp.	179,111
7,913	Evergy, Inc.	444,315
4,208	Eversource Energy	246,631
15,212	Exelon Corp.	648,031
9,633	FirstEnergy Corp.	345,921
1,272	Genie Energy, Ltd., Class B	6,309
4,681	Hawaiian Electric Industries, Inc.	160,558
2,156	IDA Corp., Inc.	198,869
1,626	MGE Energy, Inc.	102,519
5,861	NextEra Energy, Inc.	978,964
4,016	OGE Energy Corp.	141,403
1,372	Otter Tail Power Co.	65,307
7,305	PG&E Corp.	310,901
2,368	Pinnacle West Capital Corp.	190,766
3,355	PNM Resources, Inc.	130,510
3,421	Portland General Electric Co.	146,282
11,330	PPL Corp.^	323,472
10,893	Southern Co. (The)	504,455
7,949	Xcel Energy, Inc.	363,110

		7,410,082

Electrical Equipment (0.7%):
908	Acuity Brands, Inc.^	105,210
926	Allied Motion Technologies, Inc.	44,337
4,662	AMETEK, Inc.	336,410
2,063	Atkore International Group, Inc.*	42,849
1,175	AZZ, Inc.	51,054
6,296	Babcock & Wilcox Enterprises, Inc.*^	14,984
6,086	Eaton Corp. plc	454,868
10,332	Emerson Electric Co.	714,354
1,159	Encore Wire Corp.	54,995
2,195	EnerSys	163,835
4,065	Generac Holdings, Inc.*	210,282
2,129	Hubbell, Inc.	225,120
1,831	LSI Industries, Inc.	9,778

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
5,836	nVent Electric plc*	$146,484
606	Powell Industries, Inc.	21,107
415	Power Solutions International, Inc.*	3,984
400	Preformed Line Products Co.	35,512
2,269	Regal-Beloit Corp.	185,604
2,440	Rockwell Automation, Inc.	405,601
5,452	Sensata Technologies Holding plc*^	259,406
1,298	Thermon Group Holdings, Inc.*	29,685
1,311	Williams Industrial Services Group, Inc.*	4,025

		3,519,484

Electronic Equipment, Instruments & Components (1.4%):
5,875	Amphenol Corp., Class A	512,005
1,693	Anixter International, Inc.*	107,167
2,934	Arrow Electronics, Inc.*	220,872
3,685	Avnet, Inc.	158,050
4,886	AVX Corp.	76,564
1,734	Badger Meter, Inc.^	77,510
2,425	Belden, Inc.^	148,216
3,078	Benchmark Electronics, Inc.	89,724
4,776	CDW Corp.	385,852
4,036	Cognex Corp.^	180,046
687	Coherent, Inc.*	107,461
11,758	Corning, Inc.	323,463
1,576	CTS Corp.	56,736
1,747	CUI Global, Inc.*^	5,189
2,838	Daktronics, Inc.	24,151
1,977	Dolby Laboratories, Inc., Class A	121,961
2,339	Electro Scientific Industries, Inc.*^	36,886
876	ePlus, Inc.*	82,432
2,177	Fabrinet*^	80,310
1,007	FARO Technologies, Inc.*	54,730
4,271	Fitbit, Inc., Class A*	27,890
25,202	Flextronics International, Ltd.*	355,600
2,876	FLIR Systems, Inc.	149,466
640	Frequency Electronics, Inc.*	5,158
3,548	II-VI, Inc.*^	154,161
1,676	Insight Enterprises, Inc.*	82,007
1,107	IPG Photonics Corp.*	244,237
1,595	Itron, Inc.*	95,780
12,717	Jabil, Inc.	351,751
3,410	KEMET Corp.*^	82,352
2,507	Keysight Technologies, Inc.*	147,988
1,603	Kimball Electronics, Inc.*	29,335
5,037	Knowles Corp.*^	77,066
898	Littlelfuse, Inc.	204,906
2,290	Methode Electronics, Inc., Class A	92,287
915	MTS Systems Corp.^	48,175
1,715	National Instruments Corp.	71,996
1,955	Novanta, Inc.*	121,797
894	OSI Systems, Inc.*	69,133
953	Park Electrochemical Corp.	22,100
1,445	PC Connection, Inc.^	47,974

Continued

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,087	PCM, Inc.*^	$16,468
1,291	Plexus Corp.*	76,866
993	Rogers Corp.*	110,680
4,140	Sanmina Corp.*	121,302
1,757	ScanSource, Inc.*	70,807
2,949	SYNNEX Corp.	284,608
5,693	TE Connectivity, Ltd.	512,712
1,453	Tech Data Corp.*	119,320
2,596	Trimble Navigation, Ltd.*	85,253
6,321	TTM Technologies, Inc.*	111,439
782	Universal Display Corp.^	67,252
5,185	VeriFone Systems, Inc.*	118,322
7,620	Vishay Intertechnology, Inc.	176,784
3,268	Zebra Technologies Corp., Class A*	468,140

		7,670,437

Energy Equipment & Services (0.9%):
2,515	Apergy Corp.*	105,001
4,151	Archrock, Inc.	49,812
3,651	Baker Hughes^	120,593
1,913	Core Laboratories NV	241,440
5,986	Diamond Offshore Drilling, Inc.*^	124,868
2,169	Dril-Quip, Inc.*^	111,487
18,665	Ensco plc, Class A, ADR^	135,508
1,558	Era Group, Inc.*	20,176
2,010	Exterran Corp.*	50,330
6,125	Forum Energy Technologies, Inc.*^	75,644
4,200	Frank’s International NV^	32,760
760	Geospace Technologies Corp.*^	10,686
1,086	Gulf Island Fabrication, Inc.^	9,774
5,991	Halliburton Co.	269,953
7,826	Helix Energy Solutions Group, Inc.*^	65,191
2,127	Helmerich & Payne, Inc.^	135,617
1,411	Keane Group, Inc.*	19,288
1,750	Matrix Service Co.*	32,113
8,384	McDermott International, Inc.*^	164,745
17,995	Nabors Industries, Ltd.^	115,348
5,324	National-Oilwell Varco, Inc.^	231,061
935	Natural Gas Services Group*	22,066
4,799	Newpark Resources, Inc.*^	52,069
12,057	Noble Corp. plc*	76,321
4,818	Oceaneering International, Inc.^	122,666
3,066	Oil States International, Inc.*	98,419
9,357	Parker Drilling Co.*	3,556
6,531	Patterson-UTI Energy, Inc.	117,558
974	PHI, Inc.*	9,906
3,744	Pioneer Energy Services Corp.*	21,902
2,667	Propetro Holding Corp.*^	41,819
5,837	Rowan Cos. plc, Class A*^	94,676
4,475	RPC, Inc.	65,201
10,807	Schlumberger, Ltd.	724,393
491	SEACOR Holdings, Inc.	28,120
493	SEACOR Marine Holdings, Inc.*	11,383

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
1,583	Select Energy Services, Inc.*^	$23,001
6,258	Superior Energy Services, Inc.*	60,953
6,132	Technipfmc plc	194,629
4,086	TETRA Technologies, Inc.*	18,183
14,584	Transocean, Ltd.*^	196,009
4,546	U.S. Silica Holdings, Inc.^	116,787
2,800	Unit Corp.*	71,568
31,453	Weatherford International plc*	103,480

		4,396,060

Equity Real Estate Investment Trusts (0.0%):
2,828	CorePoint Lodging, Inc.*	73,245

Food & Staples Retailing (1.7%):
2,460	Casey’s General Stores, Inc.	258,497
1,143	Chefs’ Warehouse, Inc.*^	32,576
8,454	Costco Wholesale Corp.	1,766,717
22,272	CVS Health Corp.	1,433,203
1,267	Ingles Markets, Inc., Class A	40,291
21,624	Kroger Co. (The)	615,203
1,720	Natural Grocers by Vitamin Cottage, Inc.*^	21,913
1,409	Performance Food Group Co.*	51,710
692	PriceSmart, Inc.^	62,626
37,281	Rite Aid Corp.*	64,496
71	Smart & Final Stores, Inc.*^	394
1,100	SpartanNash Co.	28,072
5,794	Sprouts Farmers Market, Inc.*^	127,874
2,287	SUPERVALU, Inc.*	46,929
10,507	Sysco Corp.	717,523
1,610	The Andersons, Inc.^	55,062
3,347	United Natural Foods, Inc.*^	142,783
3,790	US Foods Holding Corp.*	143,338
738	Village Super Market, Inc., Class A^	21,741
11,756	Walgreens Boots Alliance, Inc.	705,536
32,066	Wal-Mart Stores, Inc.	2,746,453
2,107	Weis Markets, Inc.^	112,387

		9,195,324

Food Products (1.2%):
5,425	Archer-Daniels-Midland Co.	248,628
3,898	B&G Foods, Inc.^	116,550
2,204	Bunge, Ltd.^	153,641
808	Calavo Growers, Inc.	77,689
1,799	Cal-Maine Foods, Inc.*^	82,484
5,711	Campbell Soup Co.^	231,524
5,964	ConAgra Foods, Inc.	213,094
4,717	Darling International, Inc.*	93,774
5,447	Dean Foods Co.^	57,248
1,004	Farmer Brothers Co.*^	30,672
7,961	Flowers Foods, Inc.^	165,828
2,396	Fresh Del Monte Produce, Inc.	106,742
12,311	General Mills, Inc.	544,884
3,802	Hain Celestial Group, Inc.*	113,300
3,160	Hershey Co. (The)	294,070
5,718	Hormel Foods Corp.^	212,767

Continued

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
3,555	Hostess Brands, Inc.*^	$48,348
3,197	Ingredion, Inc.	353,908
576	J & J Snack Foods Corp.	87,823
3,414	JM Smucker Co. (The)^	366,937
300	John B Sanfilippo And Son, Inc.	22,335
5,585	Kellogg Co.^	390,224
5,414	Kraft Heinz Co. (The)	340,107
3,086	Lamb Weston Holding, Inc.	211,422
1,462	Lancaster Colony Corp.^	202,370
1,028	Landec Corp.*^	15,317
2,458	McCormick & Co.^	285,349
389	McCormick & Co., Inc.	45,046
11,410	Mondelez International, Inc., Class A	467,809
4,222	Pilgrim’s Pride Corp.*	84,989
2,125	Pinnacle Foods, Inc.	138,253
3,793	Post Holdings, Inc.*^	326,274
1,626	Sanderson Farms, Inc.^	170,974
29	Seaboard Corp.^	114,919
677	Seneca Foods Corp., Class A*	18,279
1,789	Tootsie Roll Industries, Inc.^	55,191
3,024	TreeHouse Foods, Inc.*^	158,790
6,728	Tyson Foods, Inc., Class A	463,223

		7,110,782

Gas Utilities (0.3%):
1,751	Atmos Energy Corp.	157,835
900	Chesapeake Utilities Corp.	71,955
3,236	National Fuel Gas Co.^	171,379
2,643	New Jersey Resources Corp.	118,274
1,071	Northwest Natural Gas Co.^	68,330
2,227	ONE Gas, Inc.	166,446
232	RGC Resources, Inc.	6,770
2,958	South Jersey Industries, Inc.^	99,004
2,550	Southwest Gas Corp.	194,489
2,233	Spire, Inc.	157,761
3,695	UGI Corp.	192,399
2,516	WGL Holdings, Inc.	223,294

		1,627,936

Health Care Equipment & Supplies (1.9%):
1,143	Abaxis, Inc.	94,880
11,299	Abbott Laboratories	689,126
886	ABIOMED, Inc.*	362,418
2,269	Accuray, Inc.*^	9,303
1,170	Align Technology, Inc.*	400,304
2,726	AngioDynamics, Inc.*	60,626
115	Atrion Corp.	68,931
4,834	Baxter International, Inc.	356,943
1,987	Becton, Dickinson & Co.	476,006
7,099	Boston Scientific Corp.*	232,137
2,008	Cantel Medical Corp.	197,507
1,289	CONMED Corp.	94,355
841	Cooper Cos., Inc. (The)	198,013
1,619	CryoLife, Inc.*	45,089

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,911	Danaher Corp.	$484,617
2,748	Dentsply Sirona, Inc.	120,280
693	Dexcom, Inc.*^	65,821
2,985	Edwards Lifesciences Corp.*	434,526
1,966	Globus Medical, Inc., Class A*	99,204
2,246	Haemonetics Corp.*	201,421
1,897	Halyard Health, Inc.*	108,603
1,867	Hill-Rom Holdings, Inc.	163,064
9,284	Hologic, Inc.*^	369,039
508	ICU Medical, Inc.*	149,174
1,958	IDEXX Laboratories, Inc.*	426,727
433	Inogen, Inc.*	80,681
1,457	Integer Holdings Corp.*	94,195
1,042	Integra LifeSciences Holdings Corp.*^	67,115
962	Intuitive Surgical, Inc.*	460,298
2,327	Invacare Corp.^	43,282
1,705	Lantheus Holdings, Inc.*	24,808
809	LeMaitre Vascular, Inc.^	27,085
1,168	LivaNova plc*	116,590
2,823	Masimo Corp.*	275,666
10,693	Medtronic plc	915,429
3,164	Meridian Bioscience, Inc.	50,308
1,466	Merit Medical Systems, Inc.*	75,059
952	Natus Medical, Inc.*	32,844
804	Neogen Corp.*	64,473
1,986	NuVasive, Inc.*^	103,510
481	Nuvectra Corp.*	9,875
1,074	Orthofix International NV*	61,025
700	Quidel Corp.*^	46,550
3,126	ResMed, Inc.	323,791
3,310	RTI Surgical, Inc.*	15,226
624	SeaSpine Holdings Corp.*	7,875
1,207	STERIS plc	126,747
4,858	Stryker Corp.	820,322
950	Teleflex, Inc.	254,800
227	Utah Medical Products, Inc.	25,004
1,484	Varex Imaging Corp.*^	55,042
2,117	Varian Medical Systems, Inc.*	240,745
1,157	West Pharmaceutical Services, Inc.	114,879
1,714	Zimmer Holdings, Inc.	191,008

		10,632,346

Health Care Providers & Services (2.9%):
4,796	Acadia Healthcare Co., Inc.*	196,204
1,958	Aceto Corp.	6,559
634	Addus HomeCare Corp.*	36,297
3,648	Aetna, Inc.	669,408
801	Amedisys, Inc.*	68,453
1,839	AmerisourceBergen Corp.	156,812
3,501	AMN Healthcare Services, Inc.*^	205,159
3,391	Anthem, Inc.	807,160
9,264	Brookdale Senior Living, Inc.*^	84,210
7,103	Cardinal Health, Inc.	346,839

Continued

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,823	Centene Corp.*	$347,822
785	Chemed Corp.	252,621
4,091	Cigna Corp.	695,265
1,442	Civitas Solutions, Inc.*	23,649
7,171	Community Health Systems, Inc.*^	23,808
1,253	CorVel Corp.*	67,662
1,177	Cross Country Healthcare, Inc.*	13,241
5,446	DaVita, Inc.*	378,170
2,090	Diplomat Pharmacy, Inc.*^	53,420
6,210	Encompass Health Corp.	420,541
3,058	Ensign Group, Inc. (The)	109,538
3,015	Envision Healthcare Corp.*^	132,690
15,898	Express Scripts Holding Co.*	1,227,485
784	Five Star Quality Care, Inc.*	1,176
2,639	Hanger Orthopedic Group, Inc.*^	44,757
4,541	HCA Holdings, Inc.	465,907
1,272	HealthEquity, Inc.*^	95,527
3,972	Henry Schein, Inc.*^	288,526
2,247	Humana, Inc.	668,775
2,629	InfuSystems Holdings, Inc.*	9,333
4,876	Kindred Healthcare, Inc.*	43,884
3,221	Laboratory Corp. of America Holdings*	578,266
925	LHC Group, Inc.*	79,171
3,038	LifePoint Hospitals, Inc.*^	148,254
1,471	Magellan Health Services, Inc.*	141,142
4,579	McKesson Corp.	610,839
3,346	MEDNAX, Inc.*	144,815
1,107	Molina Healthcare, Inc.*^	108,420
1,075	National Healthcare Corp.	75,659
1,219	National Research Corp.	45,591
4,172	Owens & Minor, Inc.^	69,714
4,695	Patterson Cos., Inc.^	106,436
2,269	Premier, Inc., Class A*^	82,546
835	Providence Service Corp.*	65,589
6,979	Quest Diagnostics, Inc.	767,271
2,317	Quorum Health Corp.*^	11,585
5,133	Qurate Retail, Inc.*	108,922
2,518	RadNet, Inc.*	37,770
9,791	Select Medical Holdings Corp.*	177,707
2,133	Surgery Partners, Inc.*	31,782
3,992	Tenet Healthcare Corp.*^	134,011
2,040	Tivity Health, Inc.*^	71,808
1,240	Triple-S Management Corp., Class B*	48,434
937	U.S. Physical Therapy, Inc.^	89,952
14,742	UnitedHealth Group, Inc.	3,616,801
4,518	Universal Health Services, Inc., Class B	503,486
969	WellCare Health Plans, Inc.*	238,607

		16,035,476

Health Care Technology (0.2%):
4,495	Allscripts Healthcare Solutions, Inc.*	53,940
1,052	athenahealth, Inc.*	167,415
4,643	Cerner Corp.*	277,605

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
339	Computer Programs & Systems, Inc.	$11,153
4,037	Evolent Health, Inc., Class A*^	84,979
1,357	HealthStream, Inc.	37,060
4,954	HMS Holdings Corp.*	107,105
644	Medidata Solutions, Inc.*^	51,881
1,095	Omnicell, Inc.*^	57,433
2,464	Quality Systems, Inc.*	48,048
1,047	Simulations Plus, Inc.^	23,296
1,142	Veeva Systems, Inc., Class A*	87,774

		1,007,689

Hotels, Restaurants & Leisure (2.4%):
10,056	Aramark Holdings Corp.	373,078
2,451	Bbx Capital Corp.	22,133
4,464	Belmond, Ltd., Class A*^	49,774
6	Biglari Holdings, Inc., Class A*	5,700
67	Biglari Holdings, Inc., Class B*	12,294
1,927	BJ’s Restaurants, Inc.^	115,620
3,939	Bloomin’ Brands, Inc.	79,174
541	Bojangles’, Inc.*^	7,790
2,887	Brinker International, Inc.^	137,421
4,600	Caesars Entertainment Corp.*^	49,220
4,851	Carnival Corp., Class A	278,011
2,943	Carrols Restaurant Group, Inc.*	43,704
1,723	Century Casinos, Inc.*	15,076
2,997	Cheesecake Factory, Inc. (The)^	165,015
140	Chipotle Mexican Grill, Inc.*	60,392
3,153	Choice Hotels International, Inc.^	238,367
1,178	Chuy’s Holdings, Inc.*^	36,165
1,626	Cracker Barrel Old Country Store, Inc.	253,997
3,527	Darden Restaurants, Inc.	377,601
2,412	Dave & Buster’s Entertainment, Inc.*	114,811
1,574	Del Frisco’s Restaurant Group, Inc.*	19,832
2,144	del Taco Restaurants, Inc.*	30,402
4,156	Denny’s Corp.*	66,205
1,558	DineEquity, Inc.	116,538
864	Domino’s Pizza, Inc.	243,795
3,886	Dunkin’ Brands Group, Inc.^	268,406
1,112	Eldorado Resorts, Inc.*	43,479
1,277	Fiesta Restaurant Group, Inc.*	36,650
624	Habit Restaurants, Inc. (The), Class A*	6,240
2,724	Hilton Grand Vacations*	94,523
3,243	Hilton Worldwide Holdings, Inc.	256,716
1,051	Hyatt Hotels Corp., Class A	81,085
5,503	Ilg, Inc.	181,764
6,233	International Game Technology plc^	144,855
1,202	Jack in the Box, Inc.	102,314
671	Jamba, Inc.*	7,146
8,964	Las Vegas Sands Corp.	684,491
2,136	Luby’s, Inc.*	5,532
977	Marcus Corp.	31,753
3,634	Marriott International, Inc., Class A	460,064
1,376	Marriott Vacations Worldwide Corp.	155,433

Continued

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
12,088	McDonald’s Corp.	$1,894,068
24,340	MGM Resorts International	706,590
341	Nathans Famous, Inc.	32,088
5,162	Norwegian Cruise Line Holdings, Ltd.*	243,905
1,596	Papa John’s International, Inc.	80,949
1,378	Pinnacle Entertainment, Inc.*	46,480
4,017	Planet Fitness, Inc.*	176,507
1,907	Playa Hotels & Resorts NV*	20,596
763	Potbelly Corp.*^	9,881
1,501	Red Lion Hotels Corp.*^	17,487
878	Red Robin Gourmet Burgers*^	40,915
2,194	Royal Caribbean Cruises, Ltd.	227,298
2,527	Ruth’s Hospitality Group, Inc.^	70,882
3,394	Scientific Games Corp., Class A*	166,815
4,011	Six Flags Entertainment Corp.^	280,971
1,933	Sonic Corp.	66,534
2,826	Speedway Motorsports, Inc.	49,059
29,551	Starbucks Corp.	1,443,565
3,432	Texas Roadhouse, Inc.	224,830
1,604	Town Sports International Holdings, Inc.*	23,338
866	Vail Resorts, Inc.	237,449
16,156	Wendy’s Co. (The)^	277,560
1,298	Wingstop, Inc.^	67,652
3,177	Wyndham Hotels & Resorts, Inc.	186,903
3,177	Wyndham Worldwide Corp.	140,646
2,056	Wynn Resorts, Ltd.	344,051
5,169	Yum! Brands, Inc.	404,319

		12,953,904

Household Durables (0.8%):
875	Av Homes, Inc.*	18,725
1,886	Beazer Homes USA, Inc.*	27,819
1,150	Century Communities, Inc.*	36,283
10,883	D.R. Horton, Inc.	446,202
1,137	Dixie Group, Inc. (The)*	2,615
1,910	Ethan Allen Interiors, Inc.^	46,795
431	Flexsteel Industries, Inc.	17,197
5,743	Garmin, Ltd.	350,323
2,761	GoPro, Inc., Class A*^	17,781
2,219	Green Brick Partners, Inc.*	21,746
911	Helen of Troy, Ltd.*	89,688
500	Hooker Furniture Corp.	23,450
1,333	Installed Building Products, Inc.*^	75,381
931	iRobot Corp.*^	70,542
4,827	KB Home	131,487
3,931	La-Z-Boy, Inc.	120,289
4,024	Leggett & Platt, Inc.^	179,631
4,945	Lennar Corp., Class A	259,613
119	Lennar Corp., Class B	5,080
1,206	LGI Homes, Inc.*^	69,622
1,627	Libbey, Inc.^	13,228
1,017	Lifetime Brands, Inc.	12,865
3,335	M.D.C. Holdings, Inc.	102,618

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,880	M/I Homes, Inc.*	$49,782
3,168	Meritage Corp.*	139,234
1,006	Mohawk Industries, Inc.*	215,556
2,791	Newell Rubbermaid, Inc.	71,980
150	NVR, Inc.*	445,553
9,250	PulteGroup, Inc.	265,938
5,496	Taylor Morrison Home Corp., Class A*	114,207
2,586	Tempur Sealy International, Inc.*^	124,257
2,183	Toll Brothers, Inc.	80,749
2,205	TopBuild Corp.*	172,740
7,853	TRI Pointe Homes, Inc.*^	128,475
2,153	Tupperware Brands Corp.^	88,790
718	Universal Electronics, Inc.*^	23,730
3,485	Whirlpool Corp.	509,611
2,147	William Lyon Homes, Class A*	49,810
1,918	Zagg, Inc.*^	33,181

		4,652,573

Household Products (1.1%):
1,684	Central Garden & Pet Co., Class A*	68,151
6,367	Church & Dwight Co., Inc.^	338,470
3,732	Clorox Co. (The)^	504,753
13,089	Colgate-Palmolive Co.	848,298
3,074	Energizer Holdings, Inc.^	193,539
5,608	HRG Group, Inc.*	73,409
6,541	Kimberly-Clark Corp.^	689,029
333	Oil-Dri Corp.	14,033
582	Orchids Paper Products Co.*^	2,316
39,497	Procter & Gamble Co. (The)	3,083,135
1,069	Spectrum Brands Holdings, Inc.	87,252
698	WD-40 Co.^	102,083

		6,004,468

Independent Power & Renewable Electricity Producers (0.2%):
15,393	AES Corp. (The)	206,420
5,810	Atlantic Power Corp.*	12,782
3,123	Atlantica Yield plc	63,022
6,120	NRG Energy, Inc.	187,884
1,323	NRG Yield, Inc., Class A	22,557
2,753	NRG Yield, Inc., Class C	47,352
2,758	Ormat Technologies, Inc.^	146,698
3,788	Pattern Energy Group, Inc.^	71,025
7,499	Vistra Energy Corp.*	177,426

		935,166

Industrial Conglomerates (1.0%):
12,332	3M Co., Class C	2,425,951
2,046	Carlisle Cos., Inc.	221,602
53,601	General Electric Co.	729,510
14,254	Honeywell International, Inc.	2,053,289
1,736	Raven Industries, Inc.	66,749
876	Roper Industries, Inc.	241,697

		5,738,798

Continued

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance (2.7%):
12,674	Aflac, Inc.	$545,235
333	Alleghany Corp.	191,465
4,705	Allstate Corp. (The)	429,425
4,095	AMBAC Financial Group, Inc.*(a)	81,286
3,511	American Equity Investment Life Holding Co.	126,396
1,197	American Financial Group, Inc.	128,474
9,941	American International Group, Inc.	527,072
808	American National Insurance Co.	96,629
1,307	Amerisafe, Inc.^	75,479
12,054	AmTrust Financial Services	175,627
3,717	Aon plc	509,861
5,730	Arch Capital Group, Ltd.*	151,616
1,501	Argo Group International Holdings, Ltd.	87,283
5,779	Arthur J. Gallagher & Co.	377,253
3,098	ASGN, Inc.*	242,233
2,735	Aspen Insurance Holdings, Ltd.	111,315
1,955	Assurant, Inc.	202,323
4,165	Assured Guaranty, Ltd.^	148,815
535	Athene Holding, Ltd.*	23,454
2,351	Axis Capital Holdings, Ltd.	130,763
1,029	Brighthouse Financial, Inc.*	41,232
8,628	Brown & Brown, Inc.	239,254
4,915	Chubb, Ltd.	624,303
2,852	Cincinnati Financial Corp.	190,685
2,176	Citizens, Inc.*	16,951
1,199	CNA Financial Corp.	54,770
2,354	Crawford & Co.	20,362
2,915	Crawford & Co., Class A	25,098
1,631	Donegal Group, Inc., Class A	22,198
1,546	EMC Insurance Group, Inc.	42,948
1,993	Employers Holdings, Inc.	80,119
447	Enstar Group, Ltd.*	92,663
1,364	Erie Indemnity Co., Class A	159,943
748	Everest Re Group, Ltd.	172,399
1,025	FBL Financial Group, Inc., Class A	80,719
1,054	FedNat Holding Co.	24,316
4,594	First American Financial Corp.	237,602
8,665	FNF Group	325,977
21,335	Genworth Financial, Inc., Class A*	96,008
695	Global Indemnity, Ltd.	27,091
2,383	Greenlight Capital Re, Ltd.*	33,839
1,469	Hallmark Financial Services, Inc.*	14,661
1,690	Hanover Insurance Group, Inc. (The)	202,056
6,118	Hartford Financial Services Group, Inc. (The)	312,813
397	HCI Group, Inc.^	16,503
387	Heritage Insurance Holdings, Inc.	6,451
2,388	Horace Mann Educators Corp.	106,505
1,317	Independence Holding Co.^	43,790
566	Infinity Property & Casualty Corp.	80,570
153	Investors Title Co.^	28,253
1,436	James River Group Holdings	56,420
2,179	Kemper Corp.^	164,841
3,599	Lincoln National Corp.	224,038

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,372	Loews Corp.	$259,360
5,556	Maiden Holdings, Ltd.^	43,059
301	Markel Corp.*	326,389
9,423	Marsh & McLennan Cos., Inc.	772,404
2,503	Mercury General Corp.^	114,037
8,570	MetLife, Inc.	373,652
4,959	National General Holdings Corp.	130,570
262	National Western Life Group, Inc., Class A	80,502
1,307	Navigators Group, Inc.	74,499
9,717	Old Republic International Corp.	193,465
3,086	Primerica, Inc.	307,366
9,299	Principal Financial Group, Inc.	492,382
3,011	ProAssurance Corp.	106,740
5,652	Progressive Corp. (The)	334,316
4,383	Prudential Financial, Inc.	409,854
1,023	Reinsurance Group of America, Inc.	136,550
1,433	RenaissanceRe Holdings, Ltd.	172,420
1,252	RLI Corp.^	82,870
854	Safety Insurance Group, Inc.	72,932
2,698	Selective Insurance Group, Inc.	148,390
2,664	State Auto Financial Corp.	79,680
1,761	Stewart Information Services Corp.	75,846
3,912	Third Point Reinsurance, Ltd.*	48,900
1,775	Torchmark Corp.	144,503
6,365	Travelers Cos., Inc. (The)	778,695
1,438	United Fire Group, Inc.	78,385
1,616	United Insurance Holdings Co.^	31,641
3,169	Universal Insurance Holdings, Inc.	111,232
4,150	UnumProvident Corp.	153,509
2,825	Validus Holdings, Ltd.	190,970
2,257	W.R. Berkley Corp.	163,429
140	White Mountains Insurance Group, Ltd.	126,925
911	Willis Towers Watson plc	138,108
4,400	Wmih Corp.*	5,896
4,083	XL Group, Ltd.	228,444

		15,215,302

Internet & Direct Marketing Retail (3.5%):
2,093	1-800 Flowers.com, Inc., Class A*	26,267
9,398	Amazon.com, Inc.*	15,974,721
824	Booking Holdings, Inc.*	1,670,322
1,658	Expedia, Inc.^	199,275
185	FTD Cos., Inc.*	858
2,098	Liberty Expedia Holdings, Class A*	92,186
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	86,682
2,282	Netflix, Inc.*	893,243
1,637	Nutri/System, Inc.^	63,025
820	Overstock.com, Inc.*	27,593
1,164	PetMed Express, Inc.^	51,274
1,959	Shutterfly, Inc.*^	176,369
2,514	TripAdvisor, Inc.*^	140,055

		19,401,870

Continued

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (2.9%):
5,646	Akamai Technologies, Inc.*	$413,457
2,621	Alphabet, Inc., Class A*	2,959,607
2,779	Alphabet, Inc., Class C*	3,100,391
2,377	Blucora, Inc.*	87,949
3,783	Cars.com, Inc.*^	107,399
1,744	Cimpress NV*^	252,810
2,881	DHI Group, Inc.*	6,770
14,947	eBay, Inc.*	541,978
990	Envestnet, Inc.*	54,401
32,810	Facebook, Inc., Class A*	6,375,640
1,451	GoDaddy, Inc., Class A*	102,441
1,546	GrubHub, Inc.*^	162,191
2,548	GTT Communications, Inc.*^	114,660
911	IAC/InterActiveCorp.*	138,918
821	Internap Corp.*^	8,555
2,946	j2 Global, Inc.^	255,153
1,546	Leaf Group, Ltd.*^	16,774
2,160	Limelight Networks, Inc.*^	9,655
1,736	Liquidity Services, Inc.*	11,371
1,431	LogMeIn, Inc.^	147,751
2,502	Marchex, Inc., Class B	7,656
1,146	Match Group, Inc.*	44,396
3,759	NIC, Inc.	58,452
2,520	QuinStreet, Inc.*	32,004
752	Qumu Corp.*	1,654
2,745	RealNetworks, Inc.*	10,157
401	Reis, Inc.	8,742
981	Shutterstock, Inc.*^	46,558
585	Stamps.com, Inc.*	148,034
1,895	TechTarget*	53,818
3,390	Telaria, Inc.*	13,696
2,297	The Meet Group, Inc. (The)*^	10,291
1,344	Travelzoo, Inc.*	22,982
4,951	Twitter, Inc.*	216,210
2,288	VeriSign, Inc.*	314,417
4,619	Web.com Group, Inc.*	119,401
1,311	XO Group, Inc.*	41,952
1,534	Yelp, Inc.*	60,102
1,125	Zillow Group, Inc., Class A*	67,219
1,598	Zillow Group, Inc., Class C*^	94,378

		16,239,990

IT Services (4.8%):
13,899	Accenture plc, Class C	2,273,737
3,417	Acxiom Corp.*	102,339
1,762	Alliance Data Systems Corp.	410,898
4,258	Amdocs, Ltd.	281,837
9,258	Automatic Data Processing, Inc.	1,241,868
3,092	Black Knight, Inc.*	165,577
6,581	Booz Allen Hamilton Holding Corp.	287,787
4,071	Broadridge Financial Solutions, Inc.	468,572
1,304	CACI International, Inc., Class A*	219,789
2,129	Cardtronics plc*^	51,479

Shares		Fair Value
Common Stocks, continued
IT Services, continued
573	Cass Information Systems, Inc.^	$39,434
5,920	Cognizant Technology Solutions Corp., Class A	467,621
6,347	Conduent, Inc.*	115,325
5,424	Convergys Corp.	132,563
4,694	CoreLogic, Inc.*	243,619
2,608	CSG Systems International, Inc.	106,589
2,159	DXC Technology Co.	174,037
1,570	Epam Systems, Inc.*	195,198
2,653	Euronet Worldwide, Inc.*^	222,242
1,620	Exlservice Holdings, Inc.*	91,708
4,243	Fidelity National Information Services, Inc.	449,885
523	First Data Corp., Class A*	10,946
9,114	Fiserv, Inc.*	675,256
1,827	FleetCor Technologies, Inc.*	384,858
825	Forrester Research, Inc.	34,609
409	Gartner, Inc.*	54,356
6,266	Genpact, Ltd.	181,275
2,488	Global Payments, Inc.	277,387
1,357	Hackett Group, Inc. (The)	21,807
19,064	International Business Machines Corp.	2,663,240
2,242	Jack Henry & Associates, Inc.	292,267
3,495	Leidos Holdings, Inc.	206,205
649	Luxoft Holding, Inc.*^	23,916
1,640	ManTech International Corp., Class A	87,970
22,502	MasterCard, Inc., Class A	4,422,092
3,278	Maximus, Inc.	203,597
2,787	MoneyGram International, Inc.*	18,645
6,919	Paychex, Inc.	472,914
9,832	PayPal Holdings, Inc.*	818,711
2,322	Perficient, Inc.*	61,231
1,079	Perspecta, Inc.	22,173
840	PFSweb, Inc.*	8,165
4,398	Sabre Corp.	108,367
1,901	Science Applications International Corp.	153,848
3,035	Servicesource International, Inc.*	11,958
1,241	StarTek, Inc.*	7,806
3,966	Steel Connect, Inc.*	8,567
3,283	Sykes Enterprises, Inc.*	94,485
4,553	Syntel, Inc.*	146,106
6,420	Teradata Corp.*	257,763
4,990	Total System Services, Inc.	421,755
5,685	Travelport Worldwide, Ltd.	105,400
2,975	TTEC Holdings, Inc.	102,786
3,021	Unisys Corp.*^	38,971
1,226	Virtusa Corp.*	59,682
32,457	Visa, Inc., Class A	4,298,929
9,515	Western Union Co.^	193,440
1,662	WEX, Inc.*	316,578
2,321	Worldpay, Inc., Class A*	189,811

		25,199,976

Leisure Products (0.2%):
2,332	Acushnet Holdings Corp.^	57,041
3,582	American Outdoor Brands Corp.*	43,091

Continued

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
4,134	Brunswick Corp.	$266,560
3,789	Callaway Golf Co.	71,877
658	Escalade, Inc.	9,278
3,448	Hasbro, Inc.^	318,286
503	Johnson Outdoors, Inc., Class A^	42,519
531	Malibu Boats, Inc.*^	22,270
662	Marine Products Corp.	11,770
6,035	Mattel, Inc.^	99,095
1,932	Nautilus Group, Inc.*^	30,332
2,101	Polaris Industries, Inc.^	256,700
1,015	Sturm, Ruger & Co., Inc.^	56,840
2,859	Vista Outdoor, Inc.*	44,286

		1,329,945

Life Sciences Tools & Services (0.7%):
2,828	Agilent Technologies, Inc.	174,884
325	Bio-Rad Laboratories, Inc., Class A*	93,776
1,154	Bio-Techne Corp.	170,734
7,817	Bruker Corp.	227,006
2,131	Cambrex Corp.*^	111,451
3,344	Charles River Laboratories International, Inc.*	375,397
1,979	Harvard Bioscience, Inc.*	10,588
1,139	Illumina, Inc.*	318,111
1,097	IQVIA Holdings, Inc.*	109,503
2,457	Luminex Corp.	72,555
568	Medpace Holdings, Inc.*	24,424
828	Mettler-Toledo International, Inc.*	479,105
1,400	Neogenomics, Inc.*^	18,354
1,490	PerkinElmer, Inc.	109,113
2,855	PRA Health Sciences, Inc.*^	266,543
2,622	Syneos Health, Inc.*^	122,972
3,969	Thermo Fisher Scientific, Inc.	822,138
1,749	Waters Corp.*	338,589

		3,845,243

Machinery (2.6%):
2,898	Actuant Corp., Class A^	85,056
3,733	AGCO Corp.	226,668
652	Alamo Group, Inc.	58,915
1,377	Albany International Corp., Class A	82,827
6,349	Allison Transmission Holdings, Inc.	257,071
1,577	Altra Industrial Motion Corp.	67,969
1,107	American Railcar Industries	43,704
1,445	ARC Group Worldwide, Inc.*^	3,540
981	Astec Industries, Inc.^	58,664
2,702	Barnes Group, Inc.	159,148
911	Blue Bird Corp.*^	20,361
2,517	Briggs & Stratton Corp.	44,324
10,638	Caterpillar, Inc.	1,443,256
2,289	Chart Industries, Inc.*^	141,186
1,284	CIRCOR International, Inc.	47,457
3,431	Colfax Corp.*^	105,160
1,526	Columbus McKinnon Corp.	66,167
2,706	Commercial Vehicle Group, Inc.*	19,862

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,945	Crane Co.	$155,853
2,432	Cummins, Inc.	323,456
6,563	Deere & Co.	917,507
3,424	Donaldson Co., Inc.^	154,491
1,324	Douglas Dynamics, Inc.	63,552
5,031	Dover Corp.	368,269
1,120	EnPro Industries, Inc.	78,344
1,435	ESCO Technologies, Inc.	82,800
2,459	Federal Signal Corp.	57,270
3,108	Flowserve Corp.^	125,563
4,043	Fortive Corp.	311,756
2,760	Franklin Electric Co., Inc.	124,476
694	FreightCar America, Inc.^	11,652
889	Gencor Industries, Inc.*	14,357
1,203	Global Brass & Copper Holdings, Inc.	37,714
1,617	Gorman-Rupp Co. (The)	56,595
5,481	Graco, Inc.	247,851
1,612	Greenbrier Cos, Inc.	85,033
4,803	Harsco Corp.*	106,146
3,620	Hillenbrand, Inc.	170,683
490	Hurco Cos, Inc.	21,928
896	Hyster-Yale Materials Handling, Inc., Class A	57,568
1,615	IDEX Corp.	220,415
6,472	Illinois Tool Works, Inc.	896,631
4,692	Ingersoll-Rand plc	421,013
4,926	ITT, Inc.	257,482
1,662	John Bean Technologies Corp.^	147,752
598	Kadant, Inc.	57,498
4,352	Kennametal, Inc.^	156,237
787	L.B. Foster Co., Class A*	18,062
1,806	Lincoln Electric Holdings, Inc.	158,495
539	Lindsay Corp.^	52,278
774	Lydall, Inc.*	33,785
1,213	Manitex International, Inc.*	15,138
2,529	Manitowoc Co., Inc. (The)*^	65,400
5,860	Meritor, Inc.*	120,540
1,601	Middleby Corp. (The)*^	167,176
2,134	Milacron Holdings Corp.*	40,397
3,785	Mueller Industries, Inc.	111,695
7,183	Mueller Water Products, Inc., Class A	84,185
4,067	Navistar International Corp.*^	165,608
1,258	NN, Inc.	23,776
1,555	Nordson Corp.	199,678
158	Omega Flex, Inc.^	12,499
3,290	OshKosh Corp.	231,353
6,612	PACCAR, Inc.	409,680
2,022	Parker Hannifin Corp.	315,129
5,836	Pentair plc	245,579
976	Proto Labs, Inc.*^	116,095
660	RBC Bearings, Inc.*	85,015
1,886	REV Group, Inc.^	32,081
7,156	Rexnord Corp.*	207,953
2,202	Snap-On, Inc.^	353,905

Continued

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,542	SPX Corp.*	$54,047
1,744	SPX FLOW, Inc.*	76,335
775	Standex International Corp.	79,205
1,547	Stanley Black & Decker, Inc.	205,457
1,370	Sun Hydraulics Corp.^	66,020
321	Tennant Co.^	25,359
3,523	Terex Corp.^	148,635
3,355	Timken Co.	146,110
3,046	Titan International, Inc.	32,684
3,651	Toro Co.	219,973
2,913	TriMas Corp.*	85,642
5,158	Trinity Industries, Inc.	176,713
4,006	Wabash National Corp.^	74,752
1,380	WABCO Holdings, Inc.*	161,488
1,503	Wabtec Corp.^	148,166
1,415	Watts Water Technologies, Inc., Class A	110,936
6,694	Welbilt, Inc.*^	149,343
2,272	Woodward, Inc.	174,626
935	Xerium Technologies, Inc.*	12,379
4,252	Xylem, Inc.	286,500

		14,361,099

Marine (0.1%):
1,680	Eagle Bulk Shipping, Inc.*	9,139
2,348	Kirby Corp.*^	196,293
3,233	Matson, Inc.	124,083

		329,515

Media (2.7%):
1,468	A.H. Belo Corp., Class A	6,900
3,433	AMC Entertainment Holdings, Inc., Class A^	54,585
2,029	AMC Networks, Inc., Class A*^	126,204
270	Cable One, Inc.^	197,988
182	CBS Corp., Class A	10,308
7,322	CBS Corp., Class B	411,643
2,930	Charter Communications, Inc., Class A*	859,105
7,978	Cinemark Holdings, Inc.^	279,868
1,661	Clear Channel Outdoor Holdings, Inc., Class A	7,142
101,332	Comcast Corp., Class A	3,324,704
6,371	Discovery Communications, Inc., Class A*	175,203
9,189	Discovery Communications, Inc., Class C*	234,320
4,242	DISH Network Corp., Class A*	142,574
4,131	E.W. Scripps Co. (The), Class A^	55,314
1,364	Emerald Expositions Events, Inc.	28,098
2,819	Entercom Communications Corp.	21,283
4,792	Entravision Communications Corp., Class A	23,960
1,834	Eros International plc*	23,842
6,638	Gannett Co., Inc.^	71,027
4,760	GCI Liberty, Inc., Class A*	214,581
4,886	Gray Television, Inc.*^	77,199
472	Harte-Hanks, Inc.*	5,239
1,658	Imax Corp.*	36,725
13,729	Interpublic Group of Cos., Inc. (The)	321,808
3,028	John Wiley & Sons, Inc., Class A	188,947

Shares		Fair Value
Common Stocks, continued
Media, continued
192	John Wiley & Sons, Inc., Class B	$12,031
247	Liberty Braves Group, Class A*	6,350
527	Liberty Braves Group, Class C*	13,628
563	Liberty Broadband Corp., Class A*	42,585
2,655	Liberty Broadband Corp., Class C*	201,037
619	Liberty Media Group, Class A*	21,857
1,318	Liberty Media Group, Class C*^	48,937
2,477	Liberty SiriusXM Group, Class A*	111,589
5,273	Liberty SiriusXM Group, Class C*	239,183
1,773	Lions Gate Entertainment Corp., Class A^	44,006
2,411	Lions Gate Entertainment Corp., Class B^	56,562
5,662	Live Nation, Inc.*^	275,003
540	Madison Square Garden Co. (The), Class A*	167,503
1,649	Meredith Corp.^	84,099
3,759	MSG Networks, Inc., Class A*^	90,028
3,726	National CineMedia, Inc.	31,298
2,511	New Media Investment Group, Inc.	46,403
5,495	New York Times Co. (The), Class A^	142,321
7,481	News Corp., Class A	115,956
2,563	News Corp., Class B	40,624
2,981	Nexstar Broadcasting Group, Inc., Class A^	218,805
6,406	Omnicom Group, Inc.^	488,586
1,419	Reading International, Inc., Class A*	22,633
1,853	Scholastic Corp.	82,106
5,191	Sinclair Broadcast Group, Inc., Class A	166,891
24,685	Sirius XM Holdings, Inc.	167,117
11,352	Tegna, Inc.	123,169
933	Tronc, Inc.*	16,122
23,830	Twenty-First Century Fox, Inc.	1,184,113
8,290	Twenty-First Century Fox, Inc., Class B	408,448
442	Viacom, Inc., Class A	15,669
12,859	Viacom, Inc., Class B	387,827
29,471	Walt Disney Co. (The)	3,088,856
1,692	World Wrestling Entertainment, Inc., Class A^	123,211

		15,183,120

Metals & Mining (0.7%):
16,272	AK Steel Holding Corp.*^	70,620
5,563	Alcoa Corp.*	260,793
4,528	Allegheny Technologies, Inc.*^	113,743
799	Ampco-Pittsburgh Corp.*	8,190
2,796	Carpenter Technology Corp.	146,986
4,968	Century Aluminum Co.*^	78,246
10,120	Cleveland-Cliffs, Inc.*^	85,312
7,302	Coeur d’Alene Mines Corp.*^	55,495
6,147	Commercial Metals Co.	129,763
1,902	Compass Minerals International, Inc.^	125,057
7,323	Ferroglobe plc	62,758
33,112	Freeport-McMoRan Copper & Gold, Inc.	571,512
2,945	Gold Resource Corp.	19,408
943	Haynes International, Inc.	34,646
23,972	Hecla Mining Co.	83,423
151	Kaiser Aluminum Corp.^	15,721

Continued

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,359	Materion Corp.	$73,590
12,309	McEwen Mining, Inc.	25,480
7,907	Newmont Mining Corp.	298,173
5,554	Nucor Corp.	347,125
700	Olympic Steel, Inc.	14,287
2,353	Reliance Steel & Aluminum Co.	205,982
2,119	Royal Gold, Inc.	196,728
1,500	Ryerson Holding Corp.*^	16,725
1,365	Schnitzer Steel Industries, Inc., Class A^	46,001
1,772	Southern Copper Corp.^	83,054
11,919	Steel Dynamics, Inc.	547,677
3,673	SunCoke Energy, Inc.*	49,218
701	Synalloy Corp.^	13,985
2,052	TimkenSteel Corp.*^	33,550
7,131	United States Steel Corp.	247,802
548	Universal Stainless & Alloy Products, Inc.*	12,971
2,898	Worthington Industries, Inc.	121,629

		4,195,650

Multiline Retail (0.8%):
3,725	Big Lots, Inc.^	155,631
1,948	Dillard’s, Inc., Class A^	184,086
5,093	Dollar General Corp.	502,170
4,239	Dollar Tree, Inc.*	360,315
18,758	J.C. Penney Co., Inc.*^	43,894
12,074	Kohl’s Corp.^	880,194
15,105	Macy’s, Inc.	565,380
4,797	Nordstrom, Inc.^	248,389
2,557	Ollie’s Bargain Outlet Holdings, Inc.*^	185,383
14,447	Target Corp.	1,099,705

		4,225,147

Multi-Utilities (0.8%):
5,044	Ameren Corp.	306,927
2,841	Avista Corp.	149,607
1,784	Black Hills Corp.^	109,199
9,831	CenterPoint Energy, Inc.	272,417
6,283	CMS Energy Corp.	297,060
3,650	Consolidated Edison, Inc.	284,627
10,028	Dominion Energy, Inc.	683,709
3,156	DTE Energy Co.	327,056
7,317	MDU Resources Group, Inc.	209,852
6,403	NiSource, Inc.	168,271
2,365	NorthWestern Corp.	135,396
6,391	Public Service Enterprise Group, Inc.	346,009
3,103	SCANA Corp.	119,528
2,131	Sempra Energy	247,430
844	Unitil Corp.	43,078
4,645	Vectren Corp.	331,885
4,178	WEC Energy Group, Inc.	270,108

		4,302,159

Oil, Gas & Consumable Fuels (4.1%):
332	Adams Resources & Energy, Inc.	14,276
3,984	Anadarko Petroleum Corp.	291,828

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,819	Andeavor	$632,156
8,707	Antero Resources Corp.*	185,894
3,113	Apache Corp.^	145,533
1,256	Arch Coal, Inc.^	98,508
2,352	Cabot Oil & Gas Corp.	55,978
10,066	Callon Petroleum Co.*^	108,109
4,654	Carrizo Oil & Gas, Inc.*^	129,614
4,043	Centennial Resources Development*^	73,017
5,773	Cheniere Energy, Inc.*	376,342
22,057	Chevron Corp.	2,788,668
671	Cimarex Energy Co.^	68,268
7,534	Clean Energy Fuel Corp.*	27,800
3,508	Cloud Peak Energy, Inc.*^	12,243
6,619	CNX Resources Corp.*	117,686
1,185	Concho Resources, Inc.*	163,945
12,395	ConocoPhillips Co.	862,940
1,244	CONSOL Energy, Inc.*	47,707
1,423	Contango Oil & Gas Co.*^	8,083
1,170	Continental Resources, Inc.*^	75,769
3,623	CVR Energy, Inc.^	134,015
5,134	Delek US Holdings, Inc.	257,573
23,516	Denbury Resources, Inc.*^	113,112
5,102	Devon Energy Corp.	224,284
8,860	DHT Holdings, Inc.^	41,553
706	Diamondback Energy, Inc.	92,888
107	Dorian LPG, Ltd.*	817
15,555	Eclipse Resources Corp.*	24,888
3,486	Energen Corp.*	253,851
5,391	Enlink Midstream LLC^	88,682
4,981	EOG Resources, Inc.	619,786
8,400	EP Energy Corp., Class A*	25,200
3,515	EQT Corp.	193,958
3,686	Extraction Oil & Gas, Inc.*	54,147
51,822	Exxon Mobil Corp.	4,287,235
4,505	Gaslog, Ltd.^	86,046
2,514	Green Plains Renewable Energy, Inc.	46,006
8,600	Gulfport Energy Corp.*	108,102
5,897	Halcon Resources Corp.*^	25,888
2,222	Hallador Energy Co.	15,865
4,124	Hess Corp.	275,854
5,738	HighPoint Resources Corp.*	34,887
8,952	HollyFrontier Corp.	612,585
26,381	Kinder Morgan, Inc.	466,152
14,608	Kosmos Energy LLC*	120,808
12,195	Laredo Petroleum Holdings, Inc.*^	117,316
14,759	Marathon Oil Corp.	307,873
12,591	Marathon Petroleum Corp.	883,385
6,316	Matador Resources Co.*^	189,796
6,993	Murphy Oil Corp.^	236,154
6,701	Newfield Exploration Co.*	202,705
7,953	Noble Energy, Inc.	280,582
11,184	Oasis Petroleum, Inc.*	145,056
9,961	Occidental Petroleum Corp.	833,536

Continued

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,504	ONEOK, Inc.	$244,684
2,263	Pacific Ethanol, Inc.*	5,884
1,401	Panhandle Oil & Gas, Inc., Class A	26,759
1,717	Par Pacific Holdings, Inc.*	29,841
2,701	Parsley Energy, Inc., Class A*	81,786
6,440	PBF Energy, Inc., Class A	270,029
2,430	PDC Energy, Inc.*^	146,894
4,173	Peabody Energy Corp.^	189,788
2,898	Phillips 66	325,474
1,015	Pioneer Natural Resources Co.	192,079
6	PrimeEnergy Corp.*	438
11,578	QEP Resources, Inc.*	141,946
4,715	Range Resources Corp.^	78,882
3,344	Renewable Energy Group, Inc.*^	59,690
374	REX American Resources Corp.*	30,283
1,820	Ring Energy, Inc.*^	22,968
3,890	RSP Permian, Inc.*	171,238
11,997	Scorpio Tankers, Inc.	33,712
3,967	SemGroup Corp., Class A	100,762
5,342	Ship Finance International^	79,863
4,897	SM Energy Co.	125,804
3,907	Southwestern Energy Co.*^	20,707
10,321	SRC Energy, Inc.*^	113,737
2,765	Targa Resources Corp.	136,840
6,407	Teekay Shipping Corp.	49,654
3,637	Ultra Petroleum Corp.*	8,401
7,754	Valero Energy Corp.	859,376
6,207	Whiting Petroleum Corp.*	327,233
2,629	Wildhorse Resource Development Corp.*	66,671
3,976	Williams Cos., Inc. (The)	107,789
2,914	World Fuel Services Corp.	59,475
13,673	WPX Energy, Inc.*	246,524

		22,040,160

Paper & Forest Products (0.2%):
2,511	Boise Cascade Co.^	112,241
1,659	Clearwater Paper Corp.*	38,323
2,243	Domtar Corp.	107,081
9,067	KapStone Paper & Packaging Corp.	312,811
6,141	Louisiana-Pacific Corp.	167,157
5,575	Mercer International, Inc.	97,563
782	Neenah Paper, Inc.	66,353
700	P.H. Glatfelter Co.	13,713
5,870	Resolute Forest Products*	60,755
1,197	Schweitzer-Mauduit International, Inc.	52,333

		1,028,330

Personal Products (0.4%):
22,998	Avon Products, Inc.*	37,257
9,981	Coty, Inc., Class A^	140,732
2,453	Edgewell Personal Care Co.*^	123,778
4,081	Estee Lauder Co., Inc. (The), Class A	582,317
5,910	Herbalife, Ltd.*	317,484
1,355	Inter Parfums, Inc.	72,493

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
923	Medifast, Inc.	$147,828
1,236	Natures Sunshine Products, Inc.*	11,557
3,792	Nu Skin Enterprises, Inc., Class A	296,496
2,385	Revlon, Inc.*^	41,857
340	United-Guardian, Inc.	6,511
1,364	Usana Health Sciences, Inc.*^	157,269

		1,935,579

Pharmaceuticals (2.9%):
4,368	Akorn, Inc.*	72,465
3,715	Allergan plc	619,365
2,984	Amneal Pharmaceuticals, Inc.*^	48,967
2,003	Amphastar Pharmaceuticals, Inc.*^	30,566
400	ANI Pharmaceuticals, Inc.*^	26,720
12,668	Bristol-Myers Squibb Co.	701,047
6,427	Catalent, Inc.*	269,227
4,376	Corcept Therapeutics, Inc.*^	68,791
1,468	Cumberland Pharmaceuticals, Inc.*	8,999
1,045	Dermira, Inc.*	9,614
14,666	Eli Lilly & Co.	1,251,450
8,827	Endo International plc*^	83,239
392	Heska Corp.*^	40,686
5,527	Horizon Pharma plc*	91,527
849	Innoviva, Inc.*^	11,716
2,219	Intra-Cellular Therapies, Inc.*	39,210
1,011	Jazz Pharmaceuticals plc*	174,195
40,821	Johnson & Johnson Co.	4,953,219
2,281	Lannett Co., Inc.*	31,022
42	Lipocine, Inc.*	55
3,682	Mallinckrodt plc*^	68,706
42,415	Merck & Co., Inc.	2,574,591
3,426	Mylan NV*	123,816
728	Perrigo Co. plc^	53,078
101,121	Pfizer, Inc.	3,668,669
793	Phibro Animal Health Corp., Class A	36,518
1,949	Prestige Brands Holdings, Inc.*^	74,803
1,789	Supernus Pharmaceuticals, Inc.*^	107,072
923	Taro Pharmaceutical Industries, Ltd.*	106,782
10,890	Zoetis, Inc.	927,719
817	Zogenix, Inc.*	36,111

		16,309,945

Professional Services (0.7%):
494	Barrett Business Services, Inc.	47,706
3,154	CBIZ, Inc.*	72,542
304	CoStar Group, Inc.*	125,440
456	CRA International, Inc.	23,206
1,775	Dun & Bradstreet Corp.	217,704
3,281	Equifax, Inc.	410,486
2,728	Exponent, Inc.	131,762
949	Franklin Covey Co.*^	23,298
2,551	FTI Consulting, Inc.*	154,284
1,205	Heidrick & Struggles International, Inc.	42,175
466	Hill International, Inc.*^	2,749

Continued

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,763	Huron Consulting Group, Inc.*	$72,107
1,472	ICF International, Inc.	104,586
1,948	Insperity, Inc.	185,547
2,223	Kelly Services, Inc., Class A	49,906
2,263	Kforce, Inc.	77,621
2,258	Korn/Ferry International	139,838
3,573	Manpower, Inc.	307,492
1,887	Mistras Group, Inc.*	35,627
3,651	Navigant Consulting, Inc.*	80,833
7,090	Nielsen Holdings plc^	219,294
2,125	Resources Connection, Inc.	35,913
3,340	Robert Half International, Inc.	217,434
2,853	TransUnion	204,389
2,994	TriNet Group, Inc.*	167,484
2,213	Trueblue, Inc.*	59,640
4,661	Verisk Analytics, Inc.*	501,709
840	Volt Information Sciences, Inc.*	2,856
1,028	Wageworks, Inc.*^	51,400
633	Willdan Group, Inc.*^	19,604

		3,784,632

Real Estate Management & Development (0.3%):
4,047	Alexander & Baldwin, Inc.	95,105
400	Altisource Portfolio Solutions*	11,668
10,433	CBRE Group, Inc., Class A*	498,071
339	Consolidated-Tomoka Land Co.^	20,852
279	Forestar Group, Inc.*^	5,789
232	FRP Holdings, Inc.*^	15,022
318	Griffin Industrial Realty, Inc.	13,989
2,632	HFF, Inc., Class A	90,409
1,280	Howard Hughes Corp. (The)*	169,600
1,535	Jones Lang LaSalle, Inc.	254,795
5,360	Kennedy-Wilson Holdings, Inc.^	113,364
2,112	Marcus & Millichap, Inc.*^	82,389
997	Rafael Holdings, Inc., Class B*^	9,162
988	RE/MAX Holdings, Inc., Class A	51,821
7,526	Realogy Holdings Corp.^	171,593
1,447	Tejon Ranch Co.*	35,162
1,038	The RMR Group, Inc., Class A	81,431
3,157	The St. Joe Co.*^	56,668

		1,776,890

Road & Rail (1.3%):
566	AMERCO, Inc.^	201,581
1,475	ArcBest Corp.^	67,408
3,967	Avis Budget Group, Inc.*^	128,928
1,699	Covenant Transportation Group, Inc., Class A*	53,519
13,194	CSX Corp.	841,513
1,672	Genesee & Wyoming, Inc., Class A*	135,967
4,879	Heartland Express, Inc.^	90,505
4,231	Hertz Global Holdings, Inc.*	64,904
3,515	J.B. Hunt Transport Services, Inc.	427,248
4,667	Kansas City Southern	494,515
3,490	Knight-Swift Transportation Holdings, Inc.^	133,353

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
2,480	Landstar System, Inc.	$270,816
2,223	Marten Transport, Ltd.	52,129
6,406	Norfolk Southern Corp.	966,473
3,020	Old Dominion Freight Line, Inc.	449,859
2,916	Roadrunner Transportation System, Inc.*	6,094
4,868	Ryder System, Inc.	349,814
1,912	Saia, Inc.*	154,585
15,304	Union Pacific Corp.	2,168,271
2,010	Universal Truckload Services, Inc.	52,763
1,023	USA Truck, Inc.*^	24,010
4,896	Werner Enterprises, Inc.^	183,845
1,829	YRC Worldwide, Inc.*	18,381

		7,336,481

Semiconductors & Semiconductor Equipment (3.6%):
2,441	Advanced Energy Industries, Inc.*	141,798
7,478	Advanced Micro Devices, Inc.*^	112,095
2,031	Alpha & Omega Semiconductor, Ltd.*	28,921
866	Ambarella, Inc.*	33,436
17,158	Amkor Technology, Inc.*	147,387
1,922	Analog Devices, Inc.	184,358
16,074	Applied Materials, Inc.	742,458
1,615	Axcelis Technologies, Inc.*^	31,977
1,701	AXT, Inc.*^	11,992
1,948	Broadcom, Inc.	472,663
3,367	Brooks Automation, Inc.	109,832
849	Cabot Microelectronics Corp.	91,318
1,398	Cavium, Inc.*	120,927
437	CEVA, Inc.*	13,197
3,276	Cirrus Logic, Inc.*	125,569
1,955	Cohu, Inc.^	47,917
3,350	Cree, Inc.*^	139,260
9,588	Cypress Semiconductor Corp.	149,381
3,151	Diodes, Inc.*	108,615
7,419	Entegris, Inc.	251,504
3,383	First Solar, Inc.*^	178,149
3,971	FormFactor, Inc.*	52,814
1,314	GSI Technology, Inc.*	9,881
3,317	Integrated Device Technology, Inc.*^	105,746
94,998	Intel Corp.	4,722,352
4,948	KLA-Tencor Corp.	507,318
2,537	Kulicke & Soffa Industries, Inc.	60,431
2,529	Lam Research Corp.	437,138
4,922	Lattice Semiconductor Corp.*	32,288
740	MA-COM Technology Solutions Holdings, Inc.*^	17,050
8,186	Marvell Technology Group, Ltd.^	175,508
5,668	Maxim Integrated Products, Inc.	332,485
1,345	MaxLinear, Inc., Class A*^	20,969
3,257	Microchip Technology, Inc.^	296,224
35,937	Micron Technology, Inc.*	1,884,536
2,866	MKS Instruments, Inc.	274,276
793	Monolithic Power Systems, Inc.^	106,000
1,348	Nanometrics, Inc.*	47,733

Continued

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,500	Neophotonics Corp.*^	$9,345
150	NVE Corp.^	18,267
11,461	NVIDIA Corp.	2,715,111
14,154	ON Semiconductor Corp.*	314,714
1,438	PDF Solutions, Inc.*^	17,227
5,010	Photronics, Inc.*	39,955
645	Power Integrations, Inc.^	47,117
1,918	Qorvo, Inc.*	153,766
7,022	QUALCOMM, Inc.	394,075
4,000	Rambus, Inc.*	50,160
1,554	Rudolph Technologies, Inc.*	45,998
2,464	Semtech Corp.*	115,931
1,920	Sigma Designs, Inc.*	11,712
867	Silicon Laboratories, Inc.*	86,353
5,510	Skyworks Solutions, Inc.	532,542
5,527	Sunpower Corp.*^	42,392
1,589	Synaptics, Inc.*^	80,038
4,497	Teradyne, Inc.^	171,201
20,686	Texas Instruments, Inc.	2,280,632
1,678	Ultra Clean Holdings, Inc.*^	27,855
3,598	Veeco Instruments, Inc.*^	51,272
4,855	Versum Materials, Inc.	180,363
3,038	Xcerra Corp.*	42,441
5,209	Xilinx, Inc.	339,939
1,673	Xperi Corp.	26,935

		20,120,844

Software (4.6%):
3,116	ACI Worldwide, Inc.*^	76,872
5,134	Activision Blizzard, Inc.	391,827
5,352	Adobe Systems, Inc.*	1,304,870
1,009	American Software, Inc., Class A	14,701
988	ANSYS, Inc.*	172,090
3,599	Aspen Technology, Inc.*	333,771
628	Autodesk, Inc.*	82,325
2,272	Aware, Inc.*	9,202
1,769	Blackbaud, Inc.^	181,234
13,271	CA, Inc.	473,111
7,702	Cadence Design Systems, Inc.*	333,574
2,961	CDK Global, Inc.	192,613
4,211	Citrix Systems, Inc.*	441,481
5,712	Dell Technologies, Inc., Class V*	483,121
946	Ebix, Inc.	72,133
4,365	Electronic Arts, Inc.*	615,552
699	Ellie Mae, Inc.*^	72,584
1,083	Evolving Systems, Inc.*	3,087
1,055	Fair Isaac Corp.*	203,953
1,784	FireEye, Inc.*	27,456
1,444	Fortinet, Inc.*	90,149
977	Globant SA*	55,484
628	Guidewire Software, Inc.*^	55,754
5,148	Intuit, Inc.	1,051,762
2,898	Manhattan Associates, Inc.*^	136,235

Shares		Fair Value
Common Stocks, continued
Software, continued
135,490	Microsoft Corp.	$13,360,668
430	MicroStrategy, Inc., Class A*	54,933
1,803	Monotype Imaging Holdings, Inc.	36,601
11,007	Nuance Communications, Inc.*	152,832
1,722	OneSpan, Inc.*	33,837
27,377	Oracle Corp.	1,206,230
2,127	Paycom Software, Inc.*^	210,211
963	Pegasystems, Inc.	52,772
2,433	Progress Software Corp.	94,449
393	PTC, Inc.*	36,867
581	QAD, Inc.	29,137
1,224	Qualys, Inc.*^	103,183
1,867	RealPage, Inc.*^	102,872
4,474	Red Hat, Inc.*	601,171
294	Rosetta Stone, Inc.*	4,713
737	Rubicon Project, Inc.*	2,100
2,640	Salesforce.com, Inc.*	360,096
2,393	SeaChange International, Inc.*	8,184
574	ServiceNow, Inc.*	98,998
967	Splunk, Inc.*	95,839
4,018	SS&C Technologies Holdings, Inc.	208,534
2,577	Symantec Corp.	53,215
2,279	Synchronoss Technologies, Inc.*^	14,061
1,545	Synopsys, Inc.*	132,206
766	Tableau Software, Inc., Class A*	74,877
1,231	Take-Two Interactive Software, Inc.*	145,701
7,428	TiVo Corp.	99,907
547	Tyler Technologies, Inc.*	121,489
2,730	Verint Systems, Inc.*	121,076
742	VMware, Inc., Class A*	109,052
494	Workday, Inc., Class A*	59,833
664	Zedge, Inc., Class B*	2,497
31,714	Zynga, Inc.*	129,076

		24,792,158

Specialty Retail (3.4%):
3,417	Aaron’s, Inc.	148,469
4,015	Abercrombie & Fitch Co., Class A^	98,287
2,444	Advance Auto Parts, Inc.^	331,651
13,744	American Eagle Outfitters, Inc.^	319,548
492	America’s Car Mart, Inc.*	30,455
1,809	Asbury Automotive Group, Inc.*^	124,007
9,258	Ascena Retail Group, Inc.*^	36,893
2,292	At Home Group, Inc.*	89,732
5,934	AutoNation, Inc.*^	288,274
600	AutoZone, Inc.*	402,558
3,164	Barnes & Noble Education, Inc.*	17,845
5,007	Barnes & Noble, Inc.	31,794
9,785	Bed Bath & Beyond, Inc.^	194,966
11,322	Best Buy Co., Inc.	844,395
1,657	Big 5 Sporting Goods Corp.^	12,593
1,519	Boot Barn Holdings, Inc.*	31,519
583	Build-A-Bear Workshop, Inc.*^	4,431

Continued

21

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,808	Burlington Stores, Inc.*	$272,158
1,772	Caleres, Inc.	60,939
6,888	CarMax, Inc.*^	501,929
1,987	Cato Corp., Class A^	48,920
7,822	Chico’s FAS, Inc.	63,671
988	Children’s Place Retail Stores, Inc. (The)^	119,350
881	Citi Trends, Inc.	24,175
1,097	Destination Maternity Corp.*	6,385
2,864	Destination XL Group, Inc.*	6,444
4,900	Dick’s Sporting Goods, Inc.^	172,725
3,425	DSW, Inc., Class A^	88,434
6,313	Express, Inc.*^	57,764
2,499	Five Below, Inc.*	244,177
6,511	Foot Locker, Inc.	342,804
2,397	Francesca’s Holdings Corp.*^	18,097
6,567	GameStop Corp., Class A^	95,681
16,270	Gap, Inc. (The)^	526,985
1,571	Genesco, Inc.*^	62,369
1,600	Group 1 Automotive, Inc.^	100,800
4,368	Guess?, Inc.	93,475
1,166	Haverty Furniture Cos., Inc.^	25,186
1,874	Hibbett Sports, Inc.*^	42,915
24,682	Home Depot, Inc. (The)	4,815,457
1,036	Kirkland’s, Inc.*^	12,059
4,361	L Brands, Inc.^	160,834
1,938	Lithia Motors, Inc., Class A^	183,277
18,072	Lowe’s Cos., Inc.	1,727,141
1,427	MarineMax, Inc.*^	27,042
7,372	Michaels Cos., Inc. (The)*^	141,321
1,920	Monro Muffler Brake, Inc.^	111,552
2,552	Murphy U.S.A., Inc.*^	189,588
4,842	New York & Co.*	24,791
25,092	Office Depot, Inc.	63,985
1,873	O’Reilly Automotive, Inc.*	512,397
5,666	Party City Holdco, Inc.*	86,407
4,639	Penske Automotive Group, Inc.^	217,337
170	Pier 1 Imports, Inc.	405
900	Rent-A-Center, Inc.*	13,248
1,042	Restoration Hardware, Inc.*	145,567
8,519	Ross Stores, Inc.	721,985
7,908	Sally Beauty Holdings, Inc.*^	126,765
600	Shoe Carnival, Inc.^	19,470
3,863	Signet Jewelers, Ltd.	215,362
2,056	Sleep Number Corp.*^	59,665
3,293	Sonic Automotive, Inc., Class A^	67,836
1,606	Sportsman’s Warehouse Holdings, Inc.*^	8,223
289	Tandy Leather Factory, Inc.*	2,254
2,860	The Tile Shop Holdings, Inc.^	22,022
3,992	Tiffany & Co.	525,347
854	Tilly’s, Inc.	12,938
13,871	TJX Cos., Inc. (The)	1,320,242
4,139	Tractor Supply Co.	316,592
737	Trans World Entertainment Corp.*	641
1,946	Ulta Salon, Cosmetics & Fragrance, Inc.*	454,313

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
8,221	Urban Outfitters, Inc.*	$366,246
1,993	Vitamin Shoppe, Inc.*	13,851
5,095	Williams-Sonoma, Inc.^	312,731
285	Winmark Corp.	42,308
2,204	Zumiez, Inc.*	55,210

		19,079,209

Technology Hardware, Storage & Peripherals (4.0%):
102,514	Apple, Inc.	18,976,367
728	Astro-Med, Inc.	13,723
2,354	Avid Technology, Inc.*^	12,241
2,472	Cray, Inc.*^	60,811
2,278	Diebold, Inc.	27,222
1,956	Eastman Kodak Co.*	7,433
2,044	Electronics for Imaging, Inc.*^	66,553
16,417	Hewlett Packard Enterprise Co.	239,852
25,915	HP, Inc.	588,011
7,166	NCR Corp.*^	214,837
9,540	NetApp, Inc.	749,176
9,753	Seagate Technology plc	550,752
2,522	Stratasys, Ltd.*	48,271
2,313	Super Micro Computer, Inc.*^	54,702
6,156	Western Digital Corp.	476,536
7,974	Xerox Corp.	191,376

		22,277,863

Textiles, Apparel & Luxury Goods (1.1%):
2,618	Carter’s, Inc.	283,765
3,392	Columbia Sportswear Co.	310,266
4,393	Crocs, Inc.*^	77,361
810	Culp, Inc.	19,886
1,758	Deckers Outdoor Corp.*	198,461
3,440	Fossil Group, Inc.*	92,433
2,480	G-III Apparel Group, Ltd.*	110,112
11,489	Hanesbrands, Inc.^	252,988
3,598	Lululemon Athletica, Inc.*	449,210
5,725	Michael Kors Holdings, Ltd.*	381,285
23,236	Nike, Inc., Class C	1,851,443
1,259	Oxford Industries, Inc.^	104,472
600	Perry Ellis International, Inc.*	16,302
1,151	PVH Corp.	172,328
1,477	Ralph Lauren Corp.	185,688
570	Rocky Brands, Inc.	17,100
3,577	Sequential Brands Group, Inc.*	7,047
7,159	Skechers U.S.A., Inc., Class A*	214,842
1,791	Steven Madden, Ltd.	95,102
700	Superior Uniform Group, Inc.	14,497
8,939	Tapestry, Inc.	417,541
3,746	Under Armour, Inc., Class C*	78,966
1,027	Unifi, Inc.*	32,556
802	Vera Bradley, Inc.*	11,260
5,997	VF Corp.	488,875
3,237	Wolverine World Wide, Inc.	112,550

		5,996,336

Continued

22

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.5%):
1,591	BankFinancial Corp.	$28,081
4,285	Beneficial Bancorp, Inc.	69,417
4,484	BofI Holding, Inc.*^	183,440
311	BSB Bancorp, Inc.*^	10,698
7,721	Capitol Federal Financial, Inc.	101,608
1,278	Charter Financial Corp.	30,864
2,791	Dime Community Bancshares	54,425
855	ESSA Bancorp, Inc.	13,535
4,321	Essent Group, Ltd.*	154,778
403	Federal Agricultural Mortgage Corp.	36,060
408	First Capital, Inc.	16,952
772	First Defiance Financial Corp.	51,770
2,646	Flagstar Bancorp, Inc.*	90,652
8	Greene County Bancorp, Inc.	271
155	Hingham Institution for Savings	34,054
1,670	HomeStreet, Inc.*^	45,007
687	HopFed Bancorp, Inc.	11,390
413	IF Bancorp, Inc.^	10,069
966	Impac Mortgage Holdings, Inc.*	9,206
4,404	Kearny Financial Corp.^	59,234
1,249	Kentucky First Federal Bancorp	10,554
750	Lake Shore Bancorp, Inc.	13,088
194	LendingTree, Inc.*^	41,477
3,570	Meridian Bancorp, Inc.	68,366
484	Meta Financial Group, Inc.	47,142
19,071	MGIC Investment Corp.*	204,441
5,566	Nationstar Mortgage Holdings, Inc.*	97,572
7,598	New York Community Bancorp, Inc.^	83,882
3,378	NMI Holdings, Inc., Class A*	55,061
1,311	Northeast Community Bancorp, Inc.	14,434
2,984	Northfield Bancorp, Inc.	49,594
5,417	Northwest Bancshares, Inc.^	94,202
3,167	Oceanfirst Financial Corp.^	94,883
503	Oconee Federal Financial Corp.	14,557
6,975	Ocwen Financial Corp.*	27,621
3,358	Oritani Financial Corp.^	54,400
1,218	PennyMac Financial Services, Inc., Class A*	23,934
3,040	PHH Corp.*	33,014
679	Provident Financial Holdings, Inc.	12,955
4,039	Provident Financial Services, Inc.	111,194
6,456	Radian Group, Inc.	104,716
420	Riverview Bancorp, Inc.	3,545
967	SI Financial Group, Inc.	14,263
561	Southern Missouri Bancorp, Inc.	21,890
733	Territorial Bancorp, Inc.	22,723
5,881	TFS Financial Corp.^	92,743
7,273	TrustCo Bank Corp.	64,730
3,739	United Community Financial Corp.	41,092
3,669	United Financial Bancorp, Inc.	64,281
3,136	Washington Federal, Inc.	102,547
2,036	Waterstone Financial, Inc.	34,714
2,381	Wawlker & Dunlop, Inc.	132,503
1,498	Western New England BanCorp, Inc.^	16,478
1,534	WSFS Financial Corp.	81,762

		2,961,869

Shares		Fair Value
Common Stocks, continued
Tobacco (0.8%):
41,431	Altria Group, Inc.	$2,352,866
24,028	Philip Morris International, Inc.	1,940,021
1,284	Universal Corp.	84,808
7,688	Vector Group, Ltd.^	146,687

		4,524,382

Trading Companies & Distributors (0.7%):
7,861	Air Lease Corp.	329,926
4,508	Aircastle, Ltd.	92,414
2,594	Applied Industrial Technologies, Inc.	181,969
2,840	Beacon Roofing Supply, Inc.*	121,041
3,157	BMC Stock Holdings, Inc.*	65,823
1,592	CAI International, Inc.*	36,998
644	DXP Enterprises, Inc.*	24,601
8,097	Fastenal Co.^	389,709
2,334	Gms, Inc.*	63,228
2,000	H&E Equipment Services, Inc.	75,220
6,084	HD Supply Holdings, Inc.*	260,943
1,299	Herc Holdings, Inc.*	73,186
1,307	Huttig Building Products, Inc.*	6,208
1,554	Kaman Corp., Class A^	108,298
3,474	MRC Global, Inc.*	75,282
2,233	MSC Industrial Direct Co., Inc., Class A	189,470
4,627	NOW, Inc.*^	61,678
1,902	Rush Enterprises, Inc., Class A*	82,509
651	Titan Machinery, Inc.*^	10,123
1,007	TransAct Technologies, Inc.*	19,032
3,334	Triton International, Ltd.	102,220
2,958	United Rentals, Inc.*	436,660
5,034	Univar, Inc.*	132,092
1,184	Veritiv Corp.*^	47,182
2,033	W.W. Grainger, Inc.^	626,976
902	Watsco, Inc.^	160,809
84	Watsco, Inc., Class B	14,448
2,455	WESCO International, Inc.*	140,181

		3,928,226

Transportation Infrastructure (0.0%):
2,859	Macquarie Infrastructure Corp.	120,650

Water Utilities (0.2%):
2,327	American States Water Co.^	133,011
2,774	American Water Works Co., Inc.	236,845
5,012	Aqua America, Inc.	176,322
491	Artesian Resources Corp.	19,036
2,491	California Water Service Group^	97,024
665	Connecticut Water Service, Inc.	43,438
979	Middlesex Water Co.	41,284
669	Pure Cycle Corp.*	6,389
1,234	SJW Corp.^	81,715
772	York Water Co. (The)	24,550

		859,614

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*^	46,422
2,603	Shenandoah Telecommunications Co.	85,118
1,649	Spok Holdings, Inc.	24,817
15,850	Sprint Corp.*	86,224

Continued

23

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
4,354	Telephone & Data Systems, Inc.	$119,387
7,271	T-Mobile US, Inc.*	434,443
782	United States Cellular Corp.*	28,965

		825,376

Total Common Stocks (Cost $429,990,488)		548,004,736

Rights (0.0%):
Biotechnology (0.0%):
2,582	Dyax Corp. CVR, Expires on 12/31/19*(a)	8,262

Diversified Financial Services (0.0%):
2,411	NewStar Financial, Inc., Expires on 12/31/49*(a)	1,187

Media (0.0%):
9,820	Media General, Inc. CVR, Expires on 12/31/49*(a)	982

Total Rights (Cost $4,345)		10,431

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.1%):
$55,681,555	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(b)	$55,681,555

Total Securities Held as Collateral for Securities on Loan (Cost $55,681,555)		55,681,555

Unaffiliated Investment Company (0.3%):
1,668,534	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(c)	1,668,534

Total Unaffiliated Investment Company (Cost $1,668,534)		1,668,534

Total Investment Securities (Cost $487,344,922) — 110.1%(d)		605,365,256
Net other assets (liabilities) — (10.1)%		(55,734,601)

Net Assets — 100.0%		$549,630,655

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018 was $54,234,358.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.02% of the net assets of the Fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(c)	The rate represents the effective yield at June 30, 2018.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

24

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$487,344,922

Investment securities, at value*	$605,365,256
Cash	2,718
Interest and dividends receivable	403,474
Reclaims receivable	826
Prepaid expenses	3,426

Total Assets	605,775,700

Liabilities:
Payable for investments purchased	65,534
Payable for collateral received on loaned securities	55,681,555
Manager fees payable	249,365
Administration fees payable	12,668
Distribution fees payable	115,446
Custodian fees payable	1,675
Administrative and compliance services fees payable	744
Transfer agent fees payable	488
Trustee fees payable	3,343
Other accrued liabilities	14,227

Total Liabilities	56,145,045

Net Assets	$549,630,655

Net Assets Consist of:
Capital	$392,844,197
Accumulated net investment income/(loss)	8,497,483
Accumulated net realized gains/(losses) from investment transactions	30,268,641
Net unrealized appreciation/(depreciation) on investments	118,020,334

Net Assets	$549,630,655

Shares of beneficial interest (unlimited number of shares authorized, no par value)	41,905,728
Net Asset Value (offering and redemption price per share)	$13.12

*	Includes securities on loan of $54,234,358.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$4,887,015
Income from securities lending	112,953
Foreign withholding tax	(741)

Total Investment Income	4,999,227

Expenses:
Manager fees	2,262,623
Administration fees	86,989
Distribution fees	707,068
Custodian fees	8,576
Administrative and compliance services fees	3,692
Transfer agent fees	2,445
Trustee fees	12,077
Professional fees	12,256
Shareholder reports	2,578
Other expenses	4,866

Total expenses before reductions	3,103,170
Less expenses voluntarily waived/reimbursed by the Manager	(735,354)

Net expenses	2,367,816

Net Investment Income/(Loss)	2,631,411

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	14,846,711
Change in net unrealized appreciation/depreciation on investments	(710,512)

Net Realized/Unrealized Gains/(Losses) on Investments	14,136,199

Change in Net Assets Resulting From Operations	$16,767,610

See accompanying notes to the financial statements.

25

AZL DFA U.S. Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,631,411	$5,964,403
Net realized gains/(losses) on investment transactions	14,846,711	15,378,569
Change in unrealized appreciation/depreciation on investments	(710,512)	87,380,355

Change in net assets resulting from operations	16,767,610	108,723,327

Distributions to Shareholders:
From net investment income	—	(6,644,057)
From net realized gains	—	(1,224,266)

Change in net assets resulting from distributions to shareholders	—	(7,868,323)

Capital Transactions:
Proceeds from shares issued	4,921,978	7,612,367
Proceeds from dividends reinvested	—	7,868,323
Value of shares redeemed	(56,279,916)	(114,202,622)

Change in net assets resulting from capital transactions	(51,357,938)	(98,721,932)

Change in net assets	(34,590,328)	2,133,072
Net Assets:
Beginning of period	584,220,983	582,087,911

End of period	$549,630,655	$584,220,983

Accumulated net investment income/(loss)	$8,497,483	$5,866,072

Share Transactions:
Shares issued	383,491	661,904
Dividends reinvested	—	666,807
Shares redeemed	(4,277,408)	(9,741,917)

Change in shares	(3,893,917)	(8,413,206)

See accompanying notes to the financial statements.

26

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.76		$10.74	$9.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.15	0.13	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.29		2.04	1.21	(0.59)

Total from Investment Activities	0.36		2.19	1.34	(0.51)

Dividends to Shareholders From:
Net Investment Income	—		(0.14)	(0.09)	—
Net Realized Gains	—		(0.03)	—	—

Total Dividends	—		(0.17)	(0.09)	—

Net Asset Value, End of Period	$13.12		$12.76	$10.74	$9.49

Total Return(b)	2.82	%(c)	20.45%	14.25%	(5.10	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$549,631		$584,221	$582,088	$557,576
Net Investment Income/(Loss)(d)	0.93%		1.02%	1.24%	1.12%
Expenses Before Reductions(d)(e)	1.10%		1.10%	1.10%	1.12%
Expenses Net of Reductions(d)	0.84%		0.84%	0.84%	0.86%
Portfolio Turnover Rate	1	%(c)	2%	10%	12	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

27

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $46 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $11,072 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions	$55,579,983	$101,572	$—	$—	$55,681,555

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA U.S. Core Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.54% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

29

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $2,603 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total
Common Stocks+	$548,004,736	$—	$—	$548,004,736
Rights	—	10,431	—	10,431
Securities Held as Collateral for Securities on Loan	—	—	55,681,555	55,681,555
Unaffiliated Investment Company	1,668,534	—	—	1,668,534

Total Investments	$549,673,270	$10,431	$55,681,555	$605,365,256

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

30

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Core Equity Fund	$8,114,702	$56,456,236

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $487,212,381. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$148,750,709
Unrealized (depreciation)	(30,597,834)

Net unrealized appreciation/(depreciation)	$118,152,875

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA U.S. Core Equity Fund	$6,644,057	$1,224,266	$7,868,323

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA U.S. Core Equity Fund	$6,440,607	$14,776,651	$—	$118,801,590	$140,018,848

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 75% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

31

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

32

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

33

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 20

Statement of Operations Page 20

Statements of Changes in Net Assets Page 21

Financial Highlights Page 22

Notes to the Financial Statements Page 23

Other Information Page 27

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA U.S. Small Cap Fund	$1,000.00	$1,051.60	$5.14	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.81	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	21.3%
Industrials	20.4
Consumer Discretionary	16.7
Information Technology	12.6
Health Care	7.9
Materials	5.7
Energy	5.3
Utilities	4.2
Consumer Staples	3.9
Telecommunication Services	1.1
Real Estate	0.7

Total Common Stocks and Preferred Stocks	99.8
Rights	— ^
Securities Held as Collateral for Securities on Loan	28.6
Money Market	0.3

Total Investment Securities	128.7
Net other assets (liabilities)	(28.7)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.8%):
Aerospace & Defense (1.7%):
1,397	AAR Corp.	$64,947
10,367	Aerojet Rocketdyne Holdings, Inc.*^	305,723
2,568	AeroVironment, Inc.*^	183,432
1,402	Air Industries Group, Inc.*	2,524
5,128	Arotech Corp.*	19,230
2,915	Astronics Corp.*^	104,853
5,148	Axon Enterprise, Inc.*^	325,251
685	CPI Aerostructures, Inc.*	7,193
3,061	Cubic Corp.^	196,516
305	Curtiss-Wright Corp.	36,301
766	Ducommun, Inc.*	25,347
3,343	Engility Holdings, Inc.*^	102,430
1,175	Esterline Technologies Corp.*	86,715
3,376	Innovative Solutions & Support, Inc.*	9,824
6,646	KLX, Inc.*	477,846
11,071	Kratos Defense & Security Solutions, Inc.*	127,427
4,348	Mercury Computer Systems, Inc.*^	165,485
4,347	Moog, Inc., Class A	338,892
947	National Presto Industries, Inc.^	117,428
590	Sparton Corp.*	11,204
7,022	The KEYW Holding Corp.*^	61,372
6,548	Triumph Group, Inc.^	128,341
459	Vectrus, Inc.*	14,146
13,520	WESCO Aircraft Holdings, Inc.*^	152,100

		3,064,527

Air Freight & Logistics (0.6%):
492	Air T, Inc.*	16,482
7,991	Air Transport Services Group, Inc.*	180,517
1,862	Atlas Air Worldwide Holdings, Inc.*^	133,505
4,235	Echo Global Logistics, Inc.*	123,874
4,353	Forward Air Corp.	257,175
5,582	Hub Group, Inc.*	277,984
2,028	Park-Ohio Holdings Corp.	75,644
5,212	Radiant Logistics, Inc.*	20,379

		1,085,560

Airlines (0.4%):
2,342	Allegiant Travel Co.	325,420
7,320	Hawaiian Holdings, Inc.^	263,154
1,113	SkyWest, Inc.	57,765
4,325	Spirit Airlines, Inc.*	157,214

		803,553

Auto Components (1.8%):
12,952	American Axle & Manufacturing Holdings, Inc.*^	201,533
7,311	Cooper Tire & Rubber Co.^	192,279
2,216	Cooper-Standard Holding, Inc.*	289,565
11,599	Dana Holding Corp.	234,184
4,979	Dorman Products, Inc.*^	340,115
4,852	Fox Factory Holding Corp.*^	225,861
5,653	Gentherm, Inc.*^	222,163
3,680	Horizon Global Corp.*	21,933
3,713	LCI Industries^	334,727

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
7,745	Modine Manufacturing Co.*	$141,346
2,866	Motorcar Parts of America, Inc.*^	53,623
1,992	Shiloh Industries, Inc.*	17,330
5,735	Spartan Motors, Inc.	86,599
3,444	Standard Motor Products, Inc.^	166,483
3,162	Stoneridge, Inc.*	111,113
733	Strattec Security Corp.	22,393
4,822	Tenneco, Inc.	211,975
3,420	Tower International, Inc.	108,756
3,073	Visteon Corp.*	397,154
4,313	VOXX International Corp.*^	23,290

		3,402,422

Automobiles (0.1%):
4,607	Winnebago Industries, Inc.^	187,044

Banks (12.8%):
1,584	1st Constitution Bancorp	36,274
3,659	1st Source Corp.	195,500
2,359	Access National Corp.	67,467
410	ACNB Corp.	13,961
551	Allegiance Bancshares, Inc.*^	23,886
1,339	American National Bankshares, Inc.	53,560
346	American River Bankshares	5,484
4,578	Ameris Bancorp	244,236
1,649	Ames National Corp.	50,872
294	Anchor Bancorp, Inc.*^	7,718
1,706	Arrow Financial Corp.^	62,098
4,125	Associated Banc-Corp.	112,613
794	Atlantic Capital Bancshares, Inc.*	15,602
13	Auburn National Bancorp, Inc.	645
6,594	Banc of California, Inc.^	128,913
4,614	BancFirst Corp.	273,149
772	Bancorp of New Jersey, Inc.	13,664
8,252	Bancorp, Inc. (The)*	86,316
11,527	BancorpSouth Bank^	379,815
2,653	Bank of Commerce Holdings	33,826
3,143	Bank of Hawaii Corp.^	262,189
1,095	Bank of Marin Bancorp	88,531
485	Bank of South Carolina Corp.	10,040
3,835	Banner Corp.	230,599
2,449	Bar Harbor Bankshares	74,180
595	BCB Bancorp, Inc.	8,925
4,723	Berkshire Hills Bancorp, Inc.^	191,754
1,025	Blue Hills BanCorp, Inc.	22,755
10,650	Boston Private Financial Holdings, Inc.^	169,335
2,206	Bridge Bancorp, Inc.	79,306
10,018	Brookline Bancorp, Inc.	186,335
2,266	Bryn Mawr Bank Corp.	104,916
74	C&F Financial Corp.	4,629
1,274	California First National Bancorp	20,129
2,359	Camden National Corp.	107,830
2,242	Capital City Bank Group, Inc.	52,978
1,218	Carolina Financial Corp.	52,277

Continued

2

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,831	Cathay General Bancorp	$398,057
8,484	Centerstate Banks, Inc.	252,993
5,261	Central Pacific Financial Corp.	150,728
1,141	Central Valley Community Bancorp	24,144
511	Century Bancorp, Inc.	39,040
1,518	Chemical Financial Corp.^	84,507
668	Chemung Financial Corp.	33,473
2,009	Citizens & Northern Corp.^	51,953
261	Citizens First Corp.	6,930
718	Citizens Holding Co.	17,053
2,264	City Holding Co.^	170,321
797	Civista Bancshares, Inc.	19,319
2,720	CNB Financial Corp.	81,763
5,330	CoBiz Financial, Inc.	114,488
78	Codorus Valley Bancorp, Inc.	2,393
56	Colony Bankcorp, Inc.	946
8,792	Columbia Banking System, Inc.^	359,593
5,723	Community Bank System, Inc.^	338,058
3,296	Community Bankers Trust Corp.*	29,499
2,232	Community Trust Bancorp, Inc.	111,488
525	Community West Bancshares	6,195
4,062	ConnectOne Bancorp, Inc.^	101,144
4,048	Customers Bancorp, Inc.*	114,882
15,555	CVB Financial Corp.^	348,743
130	DNB Financial Corp.	4,557
609	Eagle Bancorp Montana, Inc.	11,754
4,678	Eagle Bancorp, Inc.*	286,761
2,893	Enterprise Financial Services Corp.	156,077
300	Equity Bancshares, Inc.*	12,444
534	Evans Bancorp, Inc.	24,617
2,394	F.N.B. Corp.^	32,127
1,103	Farmers Capital Bank Corp.	57,466
2,582	Farmers National Banc Corp.	41,183
242	Fauquier Bankshares, Inc.	5,130
819	FCB Financial Holdings, Inc.*	48,157
3,915	Fidelity Southern Corp.	99,480
2,609	Financial Institutions, Inc.	85,836
3,866	First Bancorp	158,158
28,440	First Bancorp*	217,566
2,165	First Bancorp, Inc.	61,096
965	First Bancshares, Inc. (The)	34,692
5,871	First Busey Corp.	186,228
940	First Business Financial Services, Inc.	24,440
3,144	First Commonwealth Financial Corp.	48,763
2,514	First Community Bankshares	80,096
2,274	First Connecticut Bancorp, Inc.	69,584
11,645	First Financial Bancorp	356,919
9,006	First Financial Bankshares, Inc.^	458,404
1,800	First Financial Corp.	81,630
1,717	First Financial Northwest, Inc.	33,516
2,578	First Foundation, Inc.*	47,796
1,564	First Hawaiian, Inc.	45,387
4,458	First Interstate BancSystem, Class A^	188,128

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,064	First Merchants Corp.	$281,370
320	First Mid-Illinois Bancshares, Inc.	12,576
12,142	First Midwest Bancorp, Inc.	309,257
3,897	First of Long Island Corp. (The)	96,840
28	First Savings Financial Group	2,058
234	First United Corp.	4,785
908	First US Bancshares, Inc.^	10,578
3,766	Flushing Financial Corp.	98,293
601	Franklin Financial Network, Inc.*	22,598
20,584	Fulton Financial Corp.	339,636
3,270	German American Bancorp, Inc.^	117,230
9,924	Glacier Bancorp, Inc.^	383,860
2,005	Great Southern Bancorp, Inc.	114,686
2,384	Great Western Bancorp, Inc.	100,104
1,393	Green BanCorp, Inc.	30,089
3,376	Guaranty Bancorp	100,605
782	Hancock Holding Co.	36,480
4,853	Hanmi Financial Corp.	137,583
846	Harborone BanCorp, Inc.*	16,023
41	Hawthorn Bancshares, Inc.	888
3,898	Heartland Financial USA, Inc.^	213,805
4,457	Heritage Financial Corp.	155,326
5,806	Hertiage Commerce Corp.	98,644
15,083	Hilltop Holdings, Inc.	332,882
3,048	Home Bancshares, Inc.^	68,763
2,818	Hometrust Bancshares, Inc.*	79,327
16,788	Hope BanCorp, Inc.^	299,330
4,456	Horizon Bancorp	92,195
508	IBERIABANK Corp.	38,506
3,081	Independent Bank Corp.^	241,550
3,196	Independent Bank Group, Inc.	213,493
7,972	International Bancshares Corp.	341,202
6,091	Lakeland Bancorp, Inc.	120,906
3,599	Lakeland Financial Corp.^	173,436
782	Landmark Bancorp, Inc.	22,287
1,512	LCNB Corp.	29,786
6,617	LegacyTexas Financial Group, Inc.	258,195
1,000	Limestone Bancorp, Inc.*	15,250
5,225	Macatawa Bank Corp.	63,432
1,048	Mackinac Financial Corp.^	17,376
5,099	MB Financial, Inc.	238,123
1,565	MBT Financial Corp.	16,667
2,659	Mercantile Bank Corp.	98,277
442	Midland States BanCorp, Inc.^	15,143
1,441	MidWestone Financial Group, Inc.	48,677
892	MutualFirst Financial, Inc.	33,673
4,074	National Bank Holdings Corp.	157,216
1,069	National Bankshares, Inc.	49,602
410	National Commerce Corp.*	18,983
5,239	NBT Bancorp, Inc.^	199,868
378	Nicolet Bankshares, Inc.*	20,832
1,136	Northeast Bancorp^	24,765

Continued

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
657	Northrim Bancorp, Inc.	$25,984
609	Norwood Financial Corp.	21,936
7,468	OFG Bancorp	104,925
183	Ohio Valley Banc Corp.	9,598
2,587	Old Line Bancshares, Inc.	90,312
18,186	Old National Bancorp	338,260
1,004	Old Point Financial Corp.	28,975
3,314	Old Second Bancorp, Inc.	47,722
1,178	Opus Bank	33,809
1,398	Orrstown Financial Services, Inc.	36,348
1,718	Pacific Mercantile Bancorp*	16,751
4,430	Pacific Premier Bancorp, Inc.*	169,005
2,017	Park National Corp.	224,734
1,488	Parke Bancorp, Inc.	35,191
2,884	Peapack-Gladstone Financial Corp.	99,758
968	Penns Woods Bancorp, Inc.	43,347
434	Peoples Bancorp of NC	13,901
3,066	Peoples Bancorp, Inc.	115,833
452	People’s Utah BanCorp	16,136
3,073	Popular, Inc.	138,930
2,285	Preferred Bank Los Angeles^	140,436
1,193	Premier Financial Bancorp, Inc.	22,273
1,118	QCR Holdings, Inc.	53,049
5,547	Renasant Co.	252,499
2,499	Republic Bancorp, Inc., Class A	113,205
6,466	Republic First Bancorp, Inc.*	50,758
3,965	S & T Bancorp, Inc.^	171,447
320	Salisbury Bancorp, Inc.	14,304
4,027	Sandy Spring Bancorp, Inc.	165,147
552	SB Financial Group, Inc.	11,217
625	SB One BanCorp	18,563
5,405	Seacoast Banking Corp.*	170,690
1,252	Select Bancorp, Inc.*	16,864
3,209	ServisFirst Bancshares, Inc.^	133,912
2,325	Shore Bancshares, Inc.	44,222
2,333	Sierra Bancorp	65,884
11,360	Simmons First National Corp., Class A	339,664
4,213	South State Corp.	363,371
562	Southern First Bancshares, Inc.*	24,840
2,309	Southern National Bancorp^	41,193
4,453	Southside Bancshares, Inc.^	149,977
88	Southwest Georgia Financial Corp.	1,998
4,994	State Bank Financial Corp.	166,800
22,814	Sterling Bancorp^	536,128
690	Stewardship Financial Corp.	8,039
3,509	Stock Yards Bancorp, Inc.^	133,868
682	Summit Financial Group, Inc.	18,305
1,203	Summit State Bank	18,586
18,213	TCF Financial Corp.	448,403
535	Texas Capital Bancshares, Inc.*^	48,953
2,166	Tompkins Financial Corp.	186,016
8,934	TowneBank^	286,781

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,566	TriCo Bancshares	$133,547
4,406	Tristate Capital Holdings, Inc.*^	114,997
598	Triumph BanCorp, Inc.*	24,369
8,369	Trustmark Corp.^	273,080
98	Two River Bancorp	1,875
3,397	UMB Financial Corp.	258,953
6,555	Union Bankshares Corp.	254,858
249	Union Bankshares, Inc.	12,923
450	United Bancshares, Inc.	10,238
4,192	United Bankshares, Inc.^	152,589
3,612	United Community Banks, Inc.	110,780
916	United Security Bancshares	10,259
42	Unity Bancorp, Inc.	956
3,568	Univest Corp.	98,120
10,150	Valley National Bancorp^	123,424
1,164	Veritex Holdings, Inc.*^	36,165
2,567	Washington Trust Bancorp	149,143
127	Wellesley Bank	4,293
5,611	WesBanco, Inc.^	252,719
2,380	West Bancorp	59,857
3,781	Westamerica Bancorp^	213,664
460	Wintrust Financial Corp.	40,043

		23,466,764

Beverages (0.3%):
547	Boston Beer Co., Inc. (The), Class A*	163,936
1,011	Coca-Cola Bottling Co. Consolidated	136,616
1,920	Craft Brewers Alliance, Inc.*	39,648
2,640	MGP Ingredients, Inc.^	234,458
1,846	Primo Water Corp.*	32,287
985	Willamette Valley Vineyards, Inc.*	8,422

		615,367

Biotechnology (1.2%):
8,857	Achillion Pharmaceuticals, Inc.*	25,065
4,449	Acorda Therapeutics, Inc.*^	127,686
3,308	Adverum Biotechnologies, Inc.*	17,532
1,905	Alder Biopharmaceuticals, Inc.*	30,099
1,397	AMAG Pharmaceuticals, Inc.*^	27,242
3,846	Aptevo Therapeutics, Inc.*	19,192
409	Atara Biotherapeutics, Inc.*	15,031
1,280	Biospecifics Technologies Corp.*	57,421
6,042	Celldex Theraputics, Inc.*	3,043
1,958	ChemoCentryx, Inc.*	25,787
4,691	Chimerix, Inc.*	22,329
1,046	Concert Pharmaceuticals, Inc.*	17,604
5,621	Emergent Biosolutions, Inc.*	283,804
2,302	Enanta Pharmaceuticals, Inc.*	266,802
2,224	Five Prime Therapeutics, Inc.*^	35,161
3,181	Halozyme Therapeutics, Inc.*^	53,663
592	ImmuCell Corp.*	4,037
2,838	Karyopharm Therapeutics, Inc.*	48,218
2,769	Kindred Biosciences, Inc.*	29,490

Continued

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
742	Ligand Pharmaceuticals, Inc., Class B*^	$153,720
1,612	Macrogenics, Inc.*^	33,288
3,803	Mimedx Group, Inc.*	24,301
2,100	Mirati Therapeutics, Inc.*	103,530
9,783	Myriad Genetics, Inc.*	365,591
19,735	OPKO Health, Inc.*^	92,755
2,308	Otonomy, Inc.*	8,886
19,091	PDL BioPharma, Inc.*^	44,673
1,429	Pfenex, Inc.*	7,731
721	Prothena Corp. plc*^	10,512
1,357	Recro Pharma, Inc.*^	6,812
858	Repligen Corp.*^	40,360
3,247	Retrophin, Inc.*	88,513
2,100	Spectrum Pharmaceuticals, Inc.*^	44,016
1,000	Syndax Pharmaceuticals, Inc.*^	7,020
7,380	Trevena, Inc.*	10,627
6,962	Verastem, Inc.*^	47,899
3,399	Zafgen, Inc.*	34,772

		2,234,212

Building Products (1.9%):
7,376	AAON, Inc.^	245,252
5,005	Advanced Drainage Systems, Inc.^	142,893
2,533	American Woodmark Corp.*	231,896
4,114	Apogee Enterprises, Inc.^	198,171
3,226	Armstrong Flooring, Inc.*	45,293
6,018	Armstrong World Industries, Inc.*	380,338
14,981	Builders FirstSource, Inc.*	274,002
1,725	Continental Building Products, Inc.*	54,424
308	Continental Materials Corp.*	4,959
815	Csw Industrials, Inc.*	43,073
1,117	Gibraltar Industries, Inc.*	41,888
2,794	Insteel Industries, Inc.^	93,320
10,561	NCI Building Systems, Inc.*	221,781
3,771	Patrick Industries, Inc.*^	214,381
7,162	PGT, Inc.*	149,328
4,793	Quanex Building Products Corp.^	86,034
7,059	Simpson Manufacturing Co., Inc.	438,999
8,576	Trex Co., Inc.*	536,771
1,413	Universal Forest Products, Inc.	51,744

		3,454,547

Capital Markets (1.3%):
3,202	Artisan Partners Asset Management, Inc., Class A	96,540
6,577	BGC Partners, Inc., Class A	74,452
5,851	BrightSphere Investment Group plc	83,435
6,803	Cohen & Steers, Inc.^	283,752
473	Diamond Hill Investment Group	91,965
2,638	Donnelley Financial Solutions, Inc.*	45,822
7,007	Federated Investors, Inc., Class B	163,403
3,639	Financial Engines, Inc.	163,391
8,015	Gain Capital Holdings, Inc.	60,513
1,201	GAMCO Investors, Inc., Class A	32,139
3,795	Greenhill & Co., Inc.	107,778

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
260	Hamilton Lane, Inc.	$12,472
211	Hennessy Advisors, Inc.	3,661
1,116	Houlihan Lokey, Inc.	57,162
2,999	Interactive Brokers Group, Inc., Class A	193,166
2,101	INTL FCStone, Inc.*	108,643
1,911	Investment Technology Group, Inc.	39,978
31,437	Ladenburg Thalmann Financial Services, Inc.	106,886
222	LPL Financial Holdings, Inc.	14,550
2,775	Manning & Napier, Inc.^	8,603
1,649	Moelis & Co., Class A^	96,714
795	Morningstar, Inc.	101,959
1,741	Oppenheimer Holdings, Class A	48,748
1,221	PJT Partners, Inc.^	65,189
2,624	Pzena Investment Management, Inc.	24,167
3,824	Safeguard Scientifics, Inc.*	48,947
1,619	Silvercrest Asset Management Group, Inc., Class A	26,390
679	Stifel Financial Corp.	35,478
207	Value Line, Inc.^	4,906
345	Virtus Investment Partners, Inc.	44,143
1,478	Westwood Holdings, Inc.	88,000
18,068	WisdomTree Investments, Inc.^	164,057

		2,497,009

Chemicals (2.7%):
4,314	A. Schulman, Inc.	191,973
3,852	Advansix, Inc.*	141,099
1,429	Agrofresh Solutions, Inc.*	10,017
4,305	American Vanguard Corp.	98,800
4,463	Balchem Corp.	438,000
3,659	Cabot Corp.	226,016
1,192	Chase Corp.	139,762
1,403	Core Molding Technologies, Inc.	20,035
2,886	Ferro Corp.*	60,173
2,318	Flotek Industries, Inc.*^	7,487
7,277	Futurefuel Corp.	101,951
3,321	GCP Applied Technologies, Inc.*	96,143
5,688	H.B. Fuller Co.	305,332
1,335	Hawkins, Inc.	47,192
796	Ingevity Corp.*	64,365
2,429	Innophos Holdings, Inc.	115,620
3,359	Innospec, Inc.	257,131
14,475	Intrepid Potash, Inc.*^	59,348
2,103	KMG Chemicals, Inc.	155,159
638	Koppers Holdings, Inc.*	24,467
4,651	Kraton Performance Polymers, Inc.*	214,597
6,883	Kronos Worldwide, Inc.	155,074
4,373	LSB Industries, Inc.*	23,177
5,078	Minerals Technologies, Inc.	382,628
893	Northern Technologies International Corp.	31,969
6,607	Omnova Solutions, Inc.*	68,713
18,384	Platform Speciality Products Corp.*	213,254
3,797	PolyOne Corp.	164,106
1,959	Quaker Chemical Corp.	303,390

Continued

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
5,893	Rayonier Advanced Materials, Inc.	$100,711
1,833	Sensient Technologies Corp.^	131,151
2,991	Stepan Co.	233,328
3,421	Trecora Resources*^	50,802
1,788	Tredegar Corp.	42,018
2,135	Trinseo SA	151,478
10,917	Tronox, Ltd., Class A	214,847

		5,041,313

Commercial Services & Supplies (3.4%):
7,546	ABM Industries, Inc.^	220,192
16,494	ACCO Brands Corp.	228,442
675	Acme United Corp.	14,006
462	Advanced Disposal Services, Inc.*	11,448
1,580	AMREP Corp.*^	11,171
8,754	ARC Document Solutions, Inc.*	15,495
6,658	Brady Corp., Class A	256,666
4,155	Brink’s Co. (The)	331,360
6,301	Casella Waste Systems, Inc.*	161,369
5,965	CECO Environmental Corp.	36,625
5,239	Civeo Corp.*^	22,842
2,332	Clean Harbors, Inc.*	129,543
325	CompX International, Inc.	4,290
19,019	Covanta Holding Corp.^	313,813
1,356	Deluxe Corp.^	89,781
535	Ecology and Environment, Inc., Class A	6,661
1,100	Ennis, Inc.^	22,385
6,386	Essendant, Inc.	84,423
3,351	Healthcare Services Group, Inc.^	144,730
8,377	Herman Miller, Inc.	283,980
6,253	HNI Corp.^	232,612
3,277	Hudson Technologies, Inc.*^	6,587
5,892	InnerWorkings, Inc.*	51,201
9,267	Interface, Inc.	212,678
5,879	Kimball International, Inc., Class B	95,005
7,373	Knoll, Inc.	153,432
1,430	LSC Communications, Inc.	22,394
4,706	Matthews International Corp., Class A^	276,713
3,955	McGrath Rentcorp	250,233
5,923	Mobile Mini, Inc.	277,789
4,018	MSA Safety, Inc.	387,093
2,406	Multi-Color Corp.^	155,548
2,566	NL Industries, Inc.*	22,324
2,198	Perma-Fix Environmental Services, Inc.*	9,891
4,293	Pitney Bowes, Inc.	36,791
5,379	Quad Graphics, Inc.^	112,045
1,787	RR Donnelley & Sons Co.^	10,293
3,757	SP Plus Corp.*	139,760
11,600	Steelcase, Inc., Class A	156,600
5,115	Team, Inc.*^	118,157
7,581	Tetra Tech, Inc.	443,488
1,723	UniFirst Corp.	304,799
3,362	US Ecology, Inc.	214,159

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,364	Virco Manufacturing Co.	$14,970
1,477	Vse Corp.	70,571

		6,164,355

Communications Equipment (1.5%):
7,162	ADTRAN, Inc.^	106,356
1,444	Applied Optoelectronics, Inc.*	64,836
254	Bel Fuse, Inc., Class A	5,436
1,595	Bel Fuse, Inc., Class B	33,336
900	BK Technologies, Inc.	3,330
2,711	Black Box Corp.*	5,490
5,439	CalAmp Corp.*^	127,436
7,919	Calix, Inc.*	61,768
12,737	Ciena Corp.*^	337,657
980	Clearfield, Inc.*	10,829
1,808	ClearOne, Inc.	6,961
316	Communications Systems, Inc.	1,204
2,902	Comtech Telecommunications Corp.	92,516
2,559	Digi International, Inc.*	33,779
6,028	EMCORE Corp.*^	30,441
1,369	Extreme Networks, Inc.*	10,897
13,656	Finisar Corp.*	245,808
12,360	Harmonic, Inc.*^	52,530
6,890	Infinera Corp.*	68,418
4,172	InterDigital, Inc.	337,514
3,225	KVH Industries, Inc.*	43,215
2,668	Lumentum Holdings, Inc.*^	154,477
3,608	NETGEAR, Inc.*^	225,500
7,359	NetScout Systems, Inc.*^	218,562
2,391	Network-1 Technologies, Inc.	7,412
4,083	Oclaro, Inc.*	36,461
131	Optical Cable Corp.*	517
4,065	Plantronics, Inc.	309,956
6,923	Ribbon Communications, Inc.*	49,292
1,207	ViaSat, Inc.*	79,324
8,844	Viavi Solutions, Inc.*	90,563

		2,851,821

Construction & Engineering (1.3%):
4,275	Ameresco, Inc., Class A*	51,300
1,970	Argan, Inc.	80,672
5,817	Comfort Systems USA, Inc.	266,419
4,203	Dycom Industries, Inc.*^	397,227
1,913	EMCOR Group, Inc.	145,732
6,146	Granite Construction, Inc.^	342,086
2,621	Great Lakes Dredge & Dock Co.*^	13,760
1,979	IES Holdings, Inc.*^	33,148
19,282	KBR, Inc.	345,533
1,539	MasTec, Inc.*^	78,104
2,719	MYR Group, Inc.*	96,416
1,479	Northwest Pipe Co.*^	28,648
1,180	NV5 Holdings, Inc.*^	81,774
5,203	Orion Marine Group, Inc.*	42,977
1,563	Primoris Services Corp.	42,560

Continued

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
3,151	Sterling Construction Co., Inc.*	$41,058
4,317	The Goldfield Corp.*	18,347
776	Tutor Perini Corp.*^	14,317
2,416	Valmont Industries, Inc.	364,212

		2,484,290

Construction Materials (0.2%):
4,132	Summit Materials, Inc., Class A*^	108,465
2,142	U.S. Concrete, Inc.*^	112,455
720	U.S. Lime & Minerals, Inc.	60,408

		281,328

Consumer Finance (1.1%):
195	Asta Funding, Inc.	673
2,191	Atlanticus Holdings Corp.*	4,535
5,088	Consumer Portfolio Services, Inc.*	20,708
3,868	Encore Capital Group, Inc.*^	141,569
5,261	Enova International, Inc.*	192,290
8,075	EZCORP, Inc., Class A*^	97,304
5,768	Firstcash, Inc.	518,254
3,061	Green Dot Corp., Class A*	224,647
10,795	LendingClub Corp.*^	40,913
14,462	Navient Corp.	188,440
4,135	Nelnet, Inc., Class A	241,525
1,556	Nicholas Financial, Inc.*	14,315
6,226	PRA Group, Inc.*^	240,012
1,376	Regional Mgmt Corp.*	48,188
1,276	World Acceptance Corp.*	141,649

		2,115,022

Containers & Packaging (0.3%):
3,300	Greif, Inc., Class A	174,536
1,290	Greif, Inc., Class B	74,304
5,009	Myers Industries, Inc.	96,173
5,954	Owens-Illinois, Inc.*	100,087
4,520	Silgan Holdings, Inc.	121,272
1,332	UFP Technologies, Inc.*	41,092

		607,464

Distributors (0.1%):
12	AMCON Distributing Co.	1,056
5,693	Core Markt Holdngs Co., Inc.	129,231
813	Educational Development Corp.	15,244
1,655	Weyco Group, Inc.	60,242

		205,773

Diversified Consumer Services (1.2%):
6,497	Adtalem Global Education, Inc.*	312,505
2,153	American Public Education, Inc.*	90,641
1,526	Ascent Capital Group, Inc.*	4,288
3,362	Bridgepoint Education, Inc.*	21,954
6,775	Cambium Learning Group, Inc.*	75,541
1,825	Capella Education Co.	180,128
8,806	Career Education Corp.*	142,393
2,338	Carriage Services, Inc.	57,398
1,667	Collectors Universe, Inc.^	24,572

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
271	Graham Holdings Co., Class B	$158,833
926	Grand Canyon Education, Inc.*	103,351
4,931	Houghton Mifflin Harcourt Co.*	37,722
5,615	K12, Inc.*	91,918
1,977	Laureate Education, Inc.*	28,330
2,183	Liberty Tax, Inc.^	17,628
2,561	Regis Corp.*	42,359
6,837	Sotheby’s*^	371,522
1,599	Strayer Education, Inc.	180,703
5,156	Universal Technical Institute, Inc.*	16,241
2,086	Weight Watchers International, Inc.*^	210,895

		2,168,922

Diversified Financial Services (0.1%):
1,617	Marlin Business Services, Inc.	48,268
3,566	PICO Holdings, Inc.^	41,544
2,849	Tiptree Financial, Inc., Class A^	19,373

		109,185

Diversified Telecommunication Services (0.7%):
2,311	ATN International, Inc.^	121,951
7,179	Cincinnati Bell, Inc.*	112,710
6,360	Cogent Communications Group, Inc.	339,625
5,491	Consolidated Communications Holdings, Inc.^	67,869
2,168	Hawaiian Telcom Holdco, Inc.*	62,699
4,115	IDT Corp.	23,126
6,073	Intelsat S.A.*	101,176
13,452	Iridium Communications, Inc.*	216,577
8,713	Orbcomm, Inc.*^	88,001
13,169	Vonage Holdings Corp.*	169,748

		1,303,482

Electric Utilities (1.1%):
3,762	ALLETE, Inc.	291,216
5,690	El Paso Electric Co.	336,279
3,043	Genie Energy, Ltd., Class B	15,093
5,661	Hawaiian Electric Industries, Inc.^	194,172
649	IDA Corp., Inc.	59,864
5,326	MGE Energy, Inc.	335,804
5,364	Otter Tail Power Co.	255,326
11,312	PNM Resources, Inc.	440,038
4,234	Portland General Electric Co.	181,046

		2,108,838

Electrical Equipment (0.8%):
1,259	Allied Motion Technologies, Inc.	60,281
634	Atkore International Group, Inc.*	13,168
3,308	AZZ, Inc.	143,733
14,588	Babcock & Wilcox Enterprises, Inc.*^	34,719
2,636	Encore Wire Corp.	125,078
5,838	EnerSys	435,749
411	Espey Manufacturing & Electronics Corp.^	11,028
2,200	Fuelcell Energy, Inc.*^	2,904
3,351	Generac Holdings, Inc.*	173,347
4,534	LSI Industries, Inc.	24,212

Continued

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
53	Pioneer Power Solutions, Inc.*^	$273
569	Powell Industries, Inc.	19,818
864	Preformed Line Products Co.	76,706
3,194	Regal-Beloit Corp.	261,269
75	Servotronics, Inc.	687
5,525	Thermon Group Holdings, Inc.*	126,357
3,104	Ultralife Corp.*	29,798

		1,539,127

Electronic Equipment, Instruments & Components (2.9%):
2,011	ADDvantage Technologies Group, Inc.*	2,634
994	Agilysys, Inc.*	15,407
3,997	Anixter International, Inc.*	253,010
13,908	AVX Corp.	217,938
3,861	Badger Meter, Inc.^	172,587
1,972	Belden, Inc.^	120,529
896	Benchmark Electronics, Inc.	26,118
3,741	Control4 Corp.*^	90,944
4,147	CUI Global, Inc.*^	12,317
8,032	Daktronics, Inc.	68,352
1,365	Data I/O Corp.*	8,668
5,745	Electro Scientific Industries, Inc.*^	90,599
4,550	Fabrinet*^	167,850
2,053	FARO Technologies, Inc.*	111,581
640	Frequency Electronics, Inc.*	5,158
646	IEC Electronics Corp.*	3,766
8,062	II-VI, Inc.*^	350,293
1,303	Insight Enterprises, Inc.*	63,756
199	IntriCon Corp.*	8,020
3,899	Itron, Inc.*	234,135
8,386	KEMET Corp.*^	202,522
2,556	Kimball Electronics, Inc.*	46,775
11,527	Knowles Corp.*^	176,363
450	Mesa Labs, Inc.^	94,986
4,775	Methode Electronics, Inc., Class A	192,433
2,201	MTS Systems Corp.^	115,883
2,608	Napco Security Technologies, Inc.*	38,207
4,565	Novanta, Inc.*	284,400
2,432	OSI Systems, Inc.*	188,067
3,068	PAR Technology Corp.*	54,242
2,564	Park Electrochemical Corp.	59,459
400	PC Connection, Inc.^	13,280
1,746	PCM, Inc.*^	26,452
1,875	Perceptron, Inc.*	19,781
3,856	Plexus Corp.*	229,586
1,727	RF Industries, Ltd.	12,521
2,724	Rogers Corp.*	303,616
9,534	Sanmina Corp.*	279,346
3,045	ScanSource, Inc.*	122,714
146	SYNNEX Corp.	14,090
2,017	Systemax, Inc.	69,244
2,482	Tech Data Corp.*	203,822
12,240	TTM Technologies, Inc.*^	215,791

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,719	VeriFone Systems, Inc.*	$84,868
7,410	Vishay Intertechnology, Inc.	171,912
989	Wayside Technology Group, Inc.	13,895
3,952	Wireless Telecom Group, Inc.*	8,694

		5,266,611

Energy Equipment & Services (1.8%):
3,965	Archrock, Inc.	47,580
1,261	Basic Energy Services, Inc.*	14,010
2,794	Bristow Group, Inc.*	39,423
1,457	Dawson Geophysical Co.*	11,510
4,461	Diamond Offshore Drilling, Inc.*^	93,056
4,550	Dril-Quip, Inc.*^	233,870
26,896	Ensco plc, Class A, ADR^	195,266
3,837	Era Group, Inc.*	49,689
4,307	Exterran Corp.*	107,847
13,851	Forum Energy Technologies, Inc.*^	171,060
3,592	Frank’s International NV^	28,018
1,260	Geospace Technologies Corp.*^	17,716
2,641	Gulf Island Fabrication, Inc.^	23,769
6,137	Helix Energy Solutions Group, Inc.*^	51,121
1,321	Hornbeck Offshore Services, Inc.*	5,231
1,407	Keane Group, Inc.*	19,234
4,480	Matrix Service Co.*	82,208
15,261	McDermott International, Inc.*^	299,878
24,731	Nabors Industries, Ltd.	158,526
2,316	Natural Gas Services Group*	54,658
11,883	Newpark Resources, Inc.*^	128,931
18,346	Noble Corp. plc*	116,130
495	Nordic American Offshore, Ltd.^	569
10,150	Oceaneering International, Inc.^	258,419
3,039	Oil States International, Inc.*	97,552
23,169	Parker Drilling Co.*	8,804
606	Patterson-UTI Energy, Inc.	10,908
2,412	PHI, Inc.*	24,530
11,895	Pioneer Energy Services Corp.*	69,586
548	Propetro Holding Corp.*^	8,593
1,757	Rignet, Inc.*	18,097
16,158	Rowan Cos. plc, Class A*^	262,083
1,381	RPC, Inc.	20,121
565	SEACOR Holdings, Inc.	32,358
567	SEACOR Marine Holdings, Inc.*	13,092
14,153	Superior Energy Services, Inc.*	137,850
5,480	TETRA Technologies, Inc.*	24,386
5,730	U.S. Silica Holdings, Inc.^	147,204
3,954	Unit Corp.*^	101,064

		3,183,947

Equity Real Estate Investment Trusts (0.0%):
3,487	CorePoint Lodging, Inc.*	90,313

Food & Staples Retailing (0.7%):
4,717	Chefs’ Warehouse, Inc.*^	134,435
1,910	Ingles Markets, Inc., Class A	60,738

Continued

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
4,259	Natural Grocers by Vitamin Cottage, Inc.*^	$54,260
2,612	Performance Food Group Co.*	95,860
4,174	PriceSmart, Inc.^	377,746
6,101	Rite Aid Corp.*	10,555
1,565	Smart & Final Stores, Inc.*^	8,686
200	SpartanNash Co.	5,104
2,648	Sprouts Farmers Market, Inc.*^	58,441
5,346	SUPERVALU, Inc.*	109,700
1,576	The Andersons, Inc.^	53,899
3,444	United Natural Foods, Inc.*^	146,921
1,832	Village Super Market, Inc., Class A^	53,971
3,750	Weis Markets, Inc.^	200,025

		1,370,341

Food Products (1.5%):
8,875	B&G Foods, Inc.^	265,363
2,290	Calavo Growers, Inc.	220,184
3,684	Cal-Maine Foods, Inc.*^	168,911
1,318	Coffee Holding Co., Inc.*	7,117
11,242	Darling International, Inc.*	223,491
13,942	Dean Foods Co.^	146,530
2,411	Farmer Brothers Co.*^	73,656
1,520	Flowers Foods, Inc.^	31,662
1,800	Fresh Del Monte Produce, Inc.	80,190
4,577	Hostess Brands, Inc.*^	62,247
2,736	J & J Snack Foods Corp.	417,157
470	John B Sanfilippo And Son, Inc.	34,992
2,662	Lancaster Colony Corp.^	368,473
2,754	Landec Corp.*^	41,035
2,175	Limoneira Co.^	53,527
1,220	Rocky Mountain Chocolate Factory, Inc.	13,957
2,912	Sanderson Farms, Inc.^	306,196
927	Seneca Foods Corp., Class A*	25,029
12	Seneca Foods Corp., Class B*(a)	322
4,288	Tootsie Roll Industries, Inc.^	132,285
2,362	TreeHouse Foods, Inc.*^	124,029

		2,796,353

Gas Utilities (1.4%):
2,387	Chesapeake Utilities Corp.	190,841
9,297	New Jersey Resources Corp.	416,041
2,904	Northwest Natural Gas Co.	185,275
4,274	ONE Gas, Inc.	319,439
118	RGC Resources, Inc.	3,443
7,843	South Jersey Industries, Inc.^	262,505
4,131	Southwest Gas Corp.	315,071
6,439	Spire, Inc.	454,915
5,195	WGL Holdings, Inc.	461,057

		2,608,587

Health Care Equipment & Supplies (2.3%):
2,921	Abaxis, Inc.	242,472
6,691	Accuray, Inc.*^	27,433
6,050	AngioDynamics, Inc.*	134,552

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,261	Anika Therapeutics, Inc.*^	$72,352
263	Atrion Corp.	157,642
1,983	Cantel Medical Corp.	195,048
629	CONMED Corp.	46,043
5,343	CryoLife, Inc.*	148,803
875	Cutera, Inc.*^	35,263
1,118	Elctromed, Inc.*	6,060
1,883	Globus Medical, Inc., Class A*	95,016
3,617	Haemonetics Corp.*	324,372
5,359	Halyard Health, Inc.*	306,802
1,629	Inogen, Inc.*	303,531
3,861	Integer Holdings Corp.*	249,614
4,509	Invacare Corp.^	83,867
2,006	IRIDEX Corp.*	13,601
249	Kewaunee Scientific CP	8,952
3,514	Lantheus Holdings, Inc.*	51,129
2,690	LeMaitre Vascular, Inc.^	90,061
1,855	LivaNova plc*	185,166
6,577	Meridian Bioscience, Inc.	104,574
5,338	Merit Medical Systems, Inc.*	273,306
3,498	Natus Medical, Inc.*	120,681
352	Neogen Corp.*	28,227
4,707	NuVasive, Inc.*^	245,329
3,020	Nuvectra Corp.*	62,001
8,235	OraSure Technologies, Inc.*	135,630
2,682	Orthofix International NV*	152,391
920	Quidel Corp.*^	61,180
10,930	RTI Surgical, Inc.*	50,278
2,363	SeaSpine Holdings Corp.*	29,821
2,431	Surmodics, Inc.*	134,191
3,600	TransEnterix, Inc.*^	15,696
554	Utah Medical Products, Inc.	61,023

		4,252,107

Health Care Providers & Services (2.6%):
1,781	Aac Holdings, Inc.*	16,688
4,451	Acadia Healthcare Co., Inc.*	182,090
5,540	Aceto Corp.	18,559
1,870	Addus HomeCare Corp.*	107,058
3,654	Amedisys, Inc.*	312,270
1,150	American Renal Associates Holdings, Inc.*^	18,136
7,081	AMN Healthcare Services, Inc.*^	414,946
1,753	BioScrip, Inc.*	5,136
3,573	BioTelemetry, Inc.*^	160,785
12,012	Brookdale Senior Living, Inc.*^	109,189
3,946	Capital Senior Living Corp.*^	42,104
302	Chemed Corp.	97,187
1,432	Civitas Solutions, Inc.*	23,485
7,874	Community Health Systems, Inc.*^	26,142
2,726	CorVel Corp.*	147,204
2,958	Cross Country Healthcare, Inc.*	33,278
2,588	Diplomat Pharmacy, Inc.*^	66,149
7,737	Ensign Group, Inc. (The)	277,139

Continued

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
873	Envision Healthcare Corp.*^	$38,421
1,905	Five Star Quality Care, Inc.*	2,858
2,852	HealthEquity, Inc.*^	214,185
3,529	InfuSystems Holdings, Inc.*	12,528
6,484	Kindred Healthcare, Inc.*	58,356
3,429	LHC Group, Inc.*	293,488
1,982	LifePoint Hospitals, Inc.*^	96,722
3,561	Magellan Health Services, Inc.*	341,677
2,158	National Healthcare Corp.	151,880
2,600	National Research Corp.	97,240
9,789	Nobilis Health Corp.*	11,747
7,794	Owens & Minor, Inc.^	130,238
3,316	Patterson Cos., Inc.^	75,174
2,021	Providence Service Corp.*	158,750
1,080	Psychemedics Corp.	20,779
5,264	Quorum Health Corp.*^	26,320
5,301	R1 RCM, Inc.*^	46,013
6,913	RadNet, Inc.*	103,695
18,186	Select Medical Holdings Corp.*	330,075
4,293	Tenet Healthcare Corp.*^	144,116
5,590	Tivity Health, Inc.*^	196,768
3,389	Triple-S Management Corp., Class B*	132,374
1,714	U.S. Physical Therapy, Inc.^	164,544

		4,905,493

Health Care Technology (0.6%):
21,473	Allscripts Healthcare Solutions, Inc.*	257,677
2,108	Computer Programs & Systems, Inc.	69,353
3,225	Cotiviti Holdings, Inc.*	142,319
564	Evolent Health, Inc., Class A*^	11,872
2,627	HealthStream, Inc.	71,743
3,326	HMS Holdings Corp.*	71,908
1,027	Inovalon Holdings, Inc., Class A*^	10,193
558	Micron Solutions, Inc.*	1,913
4,179	Omnicell, Inc.*^	219,189
8,396	Quality Systems, Inc.*	163,722
2,026	Simulations Plus, Inc.^	45,079

		1,064,968

Hotels, Restaurants & Leisure (3.4%):
12,956	Belmond, Ltd., Class A*^	144,459
3	Biglari Holdings, Inc., Class A*	2,850
37	Biglari Holdings, Inc., Class B*	6,789
2,915	BJ’s Restaurants, Inc.^	174,900
13,769	Bloomin’ Brands, Inc.	276,757
2,784	Brinker International, Inc.^	132,518
4,497	Carrols Restaurant Group, Inc.*	66,780
4,585	Century Casinos, Inc.*	40,119
6,259	Cheesecake Factory, Inc. (The)^	344,621
3,482	Choice Hotels International, Inc.^	263,239
2,799	Chuy’s Holdings, Inc.*^	85,929
845	Cracker Barrel Old Country Store, Inc.	131,997
3,275	Dave & Buster’s Entertainment, Inc.*	155,890
2,754	Del Frisco’s Restaurant Group, Inc.*	34,700

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,980	del Taco Restaurants, Inc.*	$42,256
10,418	Denny’s Corp.*	165,959
1,476	DineEquity, Inc.^	110,405
3,712	Dover Motorsports, Inc.	8,352
3,973	Drive Shack, Inc.*^	30,672
2,394	El Pollo Loco Holdings, Inc.*	27,292
2,209	Eldorado Resorts, Inc.*	86,372
1,724	Famous Dave’s of America, Inc.*^	11,637
4,357	Fiesta Restaurant Group, Inc.*^	125,046
378	Flanigan’s Enterprises, Inc.	10,414
608	Habit Restaurants, Inc. (The), Class A*	6,080
11,024	Ilg, Inc.	364,123
3,548	Jack in the Box, Inc.	302,006
1,168	Kona Grill, Inc.*	2,745
2,108	Lindblad Expeditions Holdings, Inc.*	27,931
5,681	Luby’s, Inc.*	14,714
870	Marcus Corp.	28,275
4,068	Marriott Vacations Worldwide Corp.	459,520
597	Nathans Famous, Inc.	56,178
5,384	Papa John’s International, Inc.	273,076
4,486	Penn National Gaming, Inc.*	150,685
2,612	Pinnacle Entertainment, Inc.*	88,103
5,796	Planet Fitness, Inc.*	254,676
3,185	Potbelly Corp.*^	41,246
1,669	RCI Hospitality Holdings, Inc.	52,824
3,634	Red Lion Hotels Corp.*^	42,336
2,030	Red Robin Gourmet Burgers*^	94,598
662	Red Rock Resorts, Inc.	22,177
4,652	Ruth’s Hospitality Group, Inc.	130,489
2,478	Scientific Games Corp., Class A*	121,794
1,179	SeaWorld Entertainment, Inc.*	25,726
788	Shake Shack, Inc., Class A*	52,150
4,819	Sonic Corp.	165,870
5,849	Speedway Motorsports, Inc.	101,539
7,274	Texas Roadhouse, Inc.	476,519
4,346	Town Sports International Holdings, Inc.*	63,234
13,989	Wendy’s Co. (The)^	240,331
2,153	Wingstop, Inc.^	112,214

		6,251,112

Household Durables (2.0%):
496	Av Homes, Inc.*	10,614
608	Bassett Furniture Industries, Inc.	16,750
899	Cavco Industries, Inc.*	186,677
786	Century Communities, Inc.*	24,798
3,024	Dixie Group, Inc. (The)*	6,955
4,218	Ethan Allen Interiors, Inc.^	103,341
820	Flexsteel Industries, Inc.	32,718
3,162	Helen of Troy, Ltd.*	311,299
670	Hooker Furniture Corp.	31,423
7,411	Hovnanian Enterprises, Inc., Class A*	12,080
2,905	Installed Building Products, Inc.*^	164,278
3,858	iRobot Corp.*^	292,321

Continued

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
11,216	KB Home	$305,525
1,138	Koss Corp.*	2,674
6,113	La-Z-Boy, Inc.	187,058
924	LGI Homes, Inc.*^	53,343
4,396	Libbey, Inc.^	35,739
2,522	Lifetime Brands, Inc.	31,903
7,202	M.D.C. Holdings, Inc.	221,606
4,157	M/I Homes, Inc.*	110,077
6,186	Meritage Corp.*	271,875
723	P & F Industries, Inc., Class A	6,297
1,301	Skyline Corp.	45,587
5,672	Taylor Morrison Home Corp., Class A*	117,864
2,725	Tempur Sealy International, Inc.*^	130,936
2,041	TopBuild Corp.*	159,892
20,593	TRI Pointe Homes, Inc.*^	336,902
4,563	Tupperware Brands Corp.^	188,178
1,860	Universal Electronics, Inc.*^	61,473
4,639	William Lyon Homes, Class A*	107,625
4,044	Zagg, Inc.*^	69,961

		3,637,769

Household Products (0.5%):
1,115	Central Garden & Pet Co.*^	48,480
3,036	Central Garden & Pet Co., Class A*	122,867
3,445	Energizer Holdings, Inc.^	216,897
11,742	HRG Group, Inc.*	153,703
1,767	Ocean Bio-Chem, Inc.	6,344
940	Oil-Dri Corp.	39,612
1,648	Orchids Paper Products Co.*^	6,559
2,171	WD-40 Co.^	317,508

		911,970

Independent Power & Renewable Electricity Producers (0.4%):
22,978	Atlantic Power Corp.*	50,552
506	Atlantica Yield plc	10,211
3,724	NRG Yield, Inc., Class A	63,494
5,480	NRG Yield, Inc., Class C	94,256
7,048	Ormat Technologies, Inc.^	374,883
10,283	Pattern Energy Group, Inc.	192,806
2,274	TerraForm Power, Inc., Class A	26,606
5,942	Vivint Solar, Inc.*	29,413

		842,221

Industrial Conglomerates (0.1%):
6,077	Raven Industries, Inc.	233,661

Insurance (3.4%):
8,008	AMBAC Financial Group, Inc.*(a)	158,959
11,121	American Equity Investment Life Holding Co.	400,357
1,653	American National Insurance Co.	197,682
2,876	Amerisafe, Inc.^	166,089
4,675	AmTrust Financial Services	68,115
3,798	Argo Group International Holdings, Ltd.	220,854
5,737	ASGN, Inc.*	448,577
7,207	Aspen Insurance Holdings, Ltd.	293,325

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,079	Assured Guaranty, Ltd.^	$38,553
180	Baldwin & Lyons, Inc., Class A	4,298
8,209	Citizens, Inc.*^	63,948
3,445	Crawford & Co.	29,799
4,636	Crawford & Co., Class A	39,916
2,691	Donegal Group, Inc., Class A	36,625
2,004	eHealth, Inc.*	44,288
3,293	EMC Insurance Group, Inc.	91,480
4,666	Employers Holdings, Inc.	187,573
364	Enstar Group, Ltd.*	75,457
2,939	FBL Financial Group, Inc., Class A	231,446
2,111	FedNat Holding Co.	48,701
10,826	Genworth Financial, Inc., Class A*	48,717
1,050	Global Indemnity, Ltd.	40,929
4,955	Greenlight Capital Re, Ltd.*	70,361
1,752	Hallmark Financial Services, Inc.*	17,485
1,470	HCI Group, Inc.^	61,108
414	Health Insurance Innovations, Inc.*	13,393
569	Heritage Insurance Holdings, Inc.	9,485
632	Horace Mann Educators Corp.	28,187
2,328	Independence Holding Co.^	77,406
253	Investors Title Co.^	46,719
941	James River Group Holdings	36,972
1,480	Kemper Corp.^	111,962
1,473	Kingstone Co., Inc.	24,894
12,677	Maiden Holdings, Ltd.^	98,247
15,934	MBIA, Inc.*^	144,043
2,590	Mercury General Corp.^	118,000
4,062	National General Holdings Corp.	106,952
455	National Western Life Group, Inc., Class A	139,803
3,304	Primerica, Inc.	329,078
6,774	ProAssurance Corp.	240,138
4,712	RLI Corp.^	311,887
513	Safety Insurance Group, Inc.	43,810
3,236	Selective Insurance Group, Inc.	177,980
5,250	State Auto Financial Corp.	157,028
3,277	Stewart Information Services Corp.	141,140
204	The National Security Group, Inc.	3,397
2,083	Third Point Reinsurance, Ltd.*	26,038
400	United Fire Group, Inc.	21,804
4,002	United Insurance Holdings Co.^	78,359
5,267	Universal Insurance Holdings, Inc.	184,872
3,624	Validus Holdings, Ltd.	244,982
161	White Mountains Insurance Group, Ltd.	145,964

		6,147,182

Internet & Direct Marketing Retail (0.6%):
4,886	1-800 Flowers.com, Inc., Class A*	61,319
3,666	CafePress, Inc.*	4,289
1,840	FTD Cos., Inc.*	8,538
5,334	Groupon, Inc.*^	22,936
1,300	Lands’ End, Inc.*	36,270
1,052	Liberty Expedia Holdings, Class A*	46,225

Continued

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
9,267	Liberty TripAdvisor Holdings, Inc., Class A*	$149,199
4,721	Nutri/System, Inc.^	181,759
1,945	Overstock.com, Inc.*	65,449
3,081	PetMed Express, Inc.^	135,718
4,901	Shutterfly, Inc.*^	441,237
1,880	US Auto Parts Network, Inc.*	2,820

		1,155,759

Internet Software & Services (1.4%):
1,300	Blucora, Inc.*	48,100
3,767	Carbonite, Inc.*^	131,468
3,666	Cars.com, Inc.*^	104,078
2,862	Cimpress NV*^	414,875
6,181	DHI Group, Inc.*	14,525
1,258	Endurance International Group Holdings, Inc.*	12,517
691	Envestnet, Inc.*	37,970
4,964	GTT Communications, Inc.*^	223,380
1,786	Internap Corp.*^	18,610
2,147	j2 Global, Inc.^	185,952
3,938	Leaf Group, Ltd.*	42,727
18,673	Limelight Networks, Inc.*^	83,468
3,018	Liquidity Services, Inc.*	19,768
6,655	Marchex, Inc., Class B	20,364
8,730	NIC, Inc.	135,752
7,450	QuinStreet, Inc.*	94,615
1,839	Qumu Corp.*	4,046
7,302	RealNetworks, Inc.*	27,017
1,899	Reis, Inc.	41,398
4,549	Shutterstock, Inc.*^	215,896
1,184	Stamps.com, Inc.*	299,612
5,449	Synacor, Inc.*	10,898
3,708	TechTarget*	105,307
8,928	Telaria, Inc.*	36,069
7,131	The Meet Group, Inc. (The)*^	31,947
461	The Trade Desk, Inc.*	43,242
2,073	Travelzoo, Inc.*	35,448
7,161	Web.com Group, Inc.*	185,112
2,184	XO Group, Inc.*	69,888

		2,694,049

IT Services (2.1%):
8,660	Acxiom Corp.*	259,367
2,092	CACI International, Inc., Class A*	352,607
5,955	Cardtronics plc*^	143,991
1,572	Cass Information Systems, Inc.^	108,185
15,807	Conduent, Inc.*	287,213
3,848	Convergys Corp.	94,045
3,613	CoreLogic, Inc.*	187,515
4,402	CSG Systems International, Inc.	179,910
758	CSP, Inc.	7,466
1,349	Evertec, Inc.	29,476
4,219	Exlservice Holdings, Inc.*	238,838
2,512	Forrester Research, Inc.	105,378
4,599	Hackett Group, Inc. (The)	73,906

Shares		Fair Value
Common Stocks, continued
IT Services, continued
790	Luxoft Holding, Inc.*^	$29,112
3,081	ManTech International Corp., Class A	165,265
6,208	MoneyGram International, Inc.*	41,532
5,127	Perficient, Inc.*	135,199
3,168	PFSweb, Inc.*	30,793
5,456	Science Applications International Corp.	441,553
8,429	Servicesource International, Inc.*	33,210
1,555	StarTek, Inc.*	9,781
10,553	Steel Connect, Inc.*	22,794
5,434	Sykes Enterprises, Inc.*	156,391
3,890	Syntel, Inc.*	124,830
7,198	Travelport Worldwide, Ltd.	133,451
5,956	TTEC Holdings, Inc.	205,780
7,332	Unisys Corp.*^	94,583
3,750	Virtusa Corp.*	182,550

		3,874,721

Leisure Products (0.4%):
8,017	American Outdoor Brands Corp.*	96,445
7,292	Callaway Golf Co.	138,329
2,916	Escalade, Inc.	41,116
2,447	JAKKS Pacific, Inc.*	8,014
230	Johnson Outdoors, Inc., Class A^	19,442
1,830	Malibu Boats, Inc.*^	76,750
2,419	Marine Products Corp.	43,010
850	Mcbc Holdings, Inc.*	24,608
4,982	Nautilus Group, Inc.*^	78,217
2,637	Sturm, Ruger & Co., Inc.	147,671
7,141	Vista Outdoor, Inc.*	110,614

		784,216

Life Sciences Tools & Services (0.3%):
4,622	Cambrex Corp.*^	241,731
7,407	Enzo Biochem, Inc.*	38,442
7,018	Harvard Bioscience, Inc.*	37,546
5,461	Luminex Corp.	161,263
3,971	Neogenomics, Inc.*^	52,060
535	Syneos Health, Inc.*^	25,092

		556,134

Machinery (5.8%):
7,098	Actuant Corp., Class A^	208,326
1,154	Alamo Group, Inc.	104,275
4,190	Albany International Corp., Class A	252,029
4,536	Altra Industrial Motion Corp.	195,502
1,200	American Railcar Industries	47,376
1,974	ARC Group Worldwide, Inc.*	4,836
806	Art’s-Way Manufacturing Co.*	2,136
2,880	Astec Industries, Inc.^	172,224
7,075	Barnes Group, Inc.	416,718
1,300	Briggs & Stratton Corp.	22,893
4,063	Chart Industries, Inc.*^	250,606
2,359	CIRCOR International, Inc.	87,189
2,851	Colfax Corp.*	87,383

Continued

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
3,780	Columbus McKinnon Corp.	$163,901
5,525	Commercial Vehicle Group, Inc.*	40,554
1,676	Dmc Global, Inc.	75,252
3,590	Douglas Dynamics, Inc.	172,320
500	Eastern Co. (The)	14,025
2,433	EnPro Industries, Inc.	170,188
3,629	ESCO Technologies, Inc.	209,393
8,469	Federal Signal Corp.	197,243
6,496	Franklin Electric Co., Inc.	292,970
2,281	FreightCar America, Inc.^	38,298
1,765	Gencor Industries, Inc.*	28,505
2,940	Global Brass & Copper Holdings, Inc.	92,169
3,372	Gorman-Rupp Co. (The)	118,020
459	Graham Corp.	11,847
3,586	Greenbrier Cos, Inc.	189,162
11,887	Harsco Corp.*	262,703
8,780	Hillenbrand, Inc.	413,977
785	Hurco Cos, Inc.	35,129
1,711	Hyster-Yale Materials Handling, Inc., Class A	109,932
1,698	ITT, Inc.	88,754
4,544	John Bean Technologies Corp.^	403,962
9,594	Kennametal, Inc.^	344,425
1,529	L.B. Foster Co., Class A*	35,091
1,368	Lindsay Corp.^	132,682
829	Lydall, Inc.*	36,186
3,228	Manitex International, Inc.*	40,285
4,498	Manitowoc Co., Inc. (The)*^	116,318
14,363	Meritor, Inc.*	295,447
8,208	Mueller Industries, Inc.	242,218
22,037	Mueller Water Products, Inc., Class A	258,274
5,638	Navistar International Corp.*^	229,579
3,562	NN, Inc.	67,322
738	Omega Flex, Inc.^	58,383
3,573	Proto Labs, Inc.*	425,008
3,427	RBC Bearings, Inc.*	441,431
14,208	Rexnord Corp.*	412,884
1,692	SPX Corp.*	59,305
1,085	SPX FLOW, Inc.*	47,490
1,898	Standex International Corp.	193,976
3,915	Sun Hydraulics Corp.^	188,664
466	Taylor Devices, Inc.*	4,781
1,866	Tennant Co.^	147,414
9,270	Terex Corp.^	391,101
800	The Exone Co.*^	5,664
2,794	Timken Co.	121,679
7,930	Titan International, Inc.	85,089
5,970	TriMas Corp.*	175,518
1,747	Twin Disc, Inc.*	43,361
8,536	Wabash National Corp.^	159,282
3,816	Watts Water Technologies, Inc., Class A	299,174
18,993	Welbilt, Inc.*^	423,734
572	WSI Industries, Inc.	3,003
3,110	Xerium Technologies, Inc.*	41,176

		10,505,741

Shares		Fair Value
Common Stocks, continued
Marine (0.2%):
1,689	Costamare, Inc.	$13,478
550	Genco Shipping & Trading, Ltd.*	8,525
582	Kirby Corp.*	48,655
5,648	Matson, Inc.	216,771
3,151	Scorpio Bulkers, Inc.	22,372

		309,801

Media (1.7%):
3,904	A.H. Belo Corp., Class A	18,349
3,922	AMC Entertainment Holdings, Inc., Class A	62,360
709	AMC Networks, Inc., Class A*^	44,100
2,527	Ballantyne Strong, Inc.*	12,256
478	Beasley Broadcast Group, Inc., Class A^	5,354
145	Cable One, Inc.^	106,327
23,234	Central Eurpoean Media Enterprises*	96,421
229	Daily Journal Corp.*^	52,716
9,089	E.W. Scripps Co. (The), Class A^	121,702
6,123	Entercom Communications Corp.^	46,229
11,865	Entravision Communications Corp., Class A	59,325
2,242	Eros International plc*^	29,146
4,669	Gannett Co., Inc.^	49,958
980	GCI Liberty, Inc., Class A*	44,178
338	Global Eagle Entertainment, Inc.*^	852
8,641	Gray Television, Inc.*^	136,528
2,892	Hemisphere Media Group*^	37,885
1,045	Imax Corp.*	23,147
2,441	Insignia Systems, Inc.*	4,125
4,052	John Wiley & Sons, Inc., Class A	252,845
10,454	Lee Enterprises, Inc.*	29,794
1,028	Liberty Latin America, Ltd.*^	19,655
372	McClatchy Co., Class A*	3,701
4,815	Meredith Corp.^	245,565
3,571	MSG Networks, Inc., Class A*^	85,525
10,941	National CineMedia, Inc.	91,904
1,677	New Media Investment Group, Inc.	30,991
7,487	New York Times Co. (The), Class A^	193,913
7,050	Nexstar Broadcasting Group, Inc., Class A^	517,470
2,715	Reading International, Inc., Class A*	43,304
1,017	Scholastic Corp.	45,063
8,414	Sinclair Broadcast Group, Inc., Class A	270,510
3,266	Tegna, Inc.	35,436
1,170	Tribune Media Co., Class A	44,776
2,169	Tronc, Inc.*	37,480
8,158	Urban One, Inc.*	17,132
1,858	World Wrestling Entertainment, Inc., Class A^	135,300

		3,051,322

Metals & Mining (1.4%):
23,109	AK Steel Holding Corp.*^	100,293
7,802	Allegheny Technologies, Inc.*^	195,986
2,124	Ampco-Pittsburgh Corp.*	21,771
6,694	Carpenter Technology Corp.	351,904
3,100	Century Aluminum Co.*^	48,825
21,148	Cleveland-Cliffs, Inc.*^	178,278

Continued

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
7,283	Coeur d’Alene Mines Corp.*	$55,351
13,911	Commercial Metals Co.	293,661
4,543	Compass Minerals International, Inc.^	298,702
13,641	Ferroglobe plc	116,903
1,805	Gold Resource Corp.	11,895
1,557	Haynes International, Inc.	57,204
49,481	Hecla Mining Co.	172,194
931	Kaiser Aluminum Corp.^	96,926
2,598	Materion Corp.	140,682
9,373	McEwen Mining, Inc.	19,402
2,868	Ryerson Holding Corp.*	31,978
1,487	Schnitzer Steel Industries, Inc., Class A^	50,112
3,318	SunCoke Energy, Inc.*	44,461
1,789	Synalloy Corp.	35,691
4,467	TimkenSteel Corp.*^	73,035
1,458	Universal Stainless & Alloy Products, Inc.*	34,511
2,441	Worthington Industries, Inc.	102,449

		2,532,214

Multiline Retail (0.3%):
5,705	Big Lots, Inc.^	238,354
654	Dillard’s, Inc., Class A^	61,803
800	Fred’s, Inc.^	1,824
39,798	J.C. Penney Co., Inc.*^	93,127
3,073	Ollie’s Bargain Outlet Holdings, Inc.*^	222,793
5,314	Tuesday Morning Corp.*^	16,208

		634,109

Multi-Utilities (0.7%):
8,048	Avista Corp.	423,807
5,171	Black Hills Corp.^	316,517
6,986	NorthWestern Corp.	399,949
2,144	Unitil Corp.	109,430

		1,249,703

Oil, Gas & Consumable Fuels (3.5%):
4,107	Abraxas Petroleum Corp.*	11,869
816	Adams Resources & Energy, Inc.	35,088
6,000	Approach Resources, Inc.*	14,640
1,638	Arch Coal, Inc.^	128,468
901	Barnwell Industries, Inc.*	1,892
1,332	Bonanza Creek Energy, Inc.*	50,443
1,697	California Resources Corp.*	77,112
15,796	Callon Petroleum Co.*^	169,649
4,289	Carrizo Oil & Gas, Inc.*^	119,449
33,287	Chesapeake Energy Corp.*^	174,424
16,914	Clean Energy Fuel Corp.*	62,413
8,098	Cloud Peak Energy, Inc.*^	28,262
19,397	CNX Resources Corp.*	344,878
2,015	CONSOL Energy, Inc.*	77,275
1,914	Contango Oil & Gas Co.*^	10,872
2,037	CVR Energy, Inc.	75,349
7,363	Delek US Holdings, Inc.	369,401
39,156	Denbury Resources, Inc.*^	188,340

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
16,266	DHT Holdings, Inc.^	$76,288
1,225	Dorian LPG, Ltd.*	9,359
416	Earthstone Energy, Inc.*	3,682
4,363	Eclipse Resources Corp.*	6,981
8,619	Enlink Midstream LLC^	141,783
12,047	EP Energy Corp., Class A*	36,141
2,943	Evolution Petroleum Corp.	28,989
4,777	Extraction Oil & Gas, Inc.*	70,174
10,643	Gaslog, Ltd.^	203,281
1,561	Green Plains Renewable Energy, Inc.	28,566
9,417	Gulfport Energy Corp.*	118,372
2,815	Halcon Resources Corp.*	12,358
5,504	Hallador Energy Co.	39,299
9,079	HighPoint Resources Corp.*^	55,200
1,172	International Seaways, Inc.*	27,120
34,496	Kosmos Energy LLC*	285,283
14,513	Laredo Petroleum Holdings, Inc.*^	139,615
9,030	Matador Resources Co.*^	271,352
1,034	Midstates Petroleum Co., Inc.*	14,073
12,361	Nordic American Tankers, Ltd.	33,127
18,805	Oasis Petroleum, Inc.*	243,901
4,913	Pacific Ethanol, Inc.*	12,774
2,410	Panhandle Oil & Gas, Inc., Class A	46,031
1,648	Par Pacific Holdings, Inc.*	28,642
9,552	PBF Energy, Inc., Class A	400,514
4,553	PDC Energy, Inc.*^	275,229
1,687	Peabody Energy Corp.^	76,725
523	Penn Virginia Corp.*	44,397
6	PrimeEnergy Corp.*	438
11,830	QEP Resources, Inc.*	145,036
2,688	Range Resources Corp.^	44,970
6,030	Renewable Energy Group, Inc.*^	107,636
3,561	Ring Energy, Inc.*^	44,940
600	SandRidge Energy, Inc.*	10,644
28,682	Scorpio Tankers, Inc.	80,596
5,243	SemGroup Corp., Class A	133,172
12,619	Ship Finance International^	188,654
6,409	SM Energy Co.^	164,647
25,958	Southwestern Energy Co.*^	137,577
23,009	SRC Energy, Inc.*^	253,559
1,352	Talos Energy, Inc.*^	43,440
1,980	Teekay Shipping Corp.	15,345
18,909	Teekay Tankers, Ltd.	22,124
9,332	Ultra Petroleum Corp.*	21,557
8,709	W&T Offshore, Inc.*	62,269
7,542	Whiting Petroleum Corp.*	397,613
639	Wildhorse Resource Development Corp.*	16,205
2,377	World Fuel Services Corp.	48,515

		6,608,017

Paper & Forest Products (1.1%):
5,866	Boise Cascade Co.^	262,210
2,174	Clearwater Paper Corp.*	50,219

Continued

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
8,287	Domtar Corp.	$395,621
12,499	KapStone Paper & Packaging Corp.	431,215
3,550	Louisiana-Pacific Corp.	96,631
8,641	Mercer International, Inc.	151,218
2,510	Neenah Paper, Inc.	212,974
1,455	P.H. Glatfelter Co.	28,503
12,394	Resolute Forest Products*	128,278
4,054	Schweitzer-Mauduit International, Inc.	177,241
606	Verso Corp.*	13,187

		1,947,297

Personal Products (0.7%):
27,730	Avon Products, Inc.*	44,923
1,214	CCA Industries, Inc.*	3,521
2,807	Edgewell Personal Care Co.*^	141,641
4,304	Inter Parfums, Inc.	230,264
900	Lifevantage Corp.*	5,733
537	Mannatech, Inc.	11,009
1,346	Medifast, Inc.	215,575
1,387	Natural Alternatives International, Inc.*	14,078
369	Natural Health Trends Corp.	9,232
2,857	Natures Sunshine Products, Inc.*	26,713
2,622	Nu Skin Enterprises, Inc., Class A	205,014
3,159	Revlon, Inc.*	55,440
340	United-Guardian, Inc.	6,511
3,463	Usana Health Sciences, Inc.*	399,284

		1,368,938

Pharmaceuticals (0.9%):
2,163	Akorn, Inc.*	35,884
1,722	Amneal Pharmaceuticals, Inc.*^	28,258
3,129	Amphastar Pharmaceuticals, Inc.*^	47,749
1,566	ANI Pharmaceuticals, Inc.*^	104,609
1,496	Aratana Therapeutics, Inc.*	6,358
3,245	Corcept Therapeutics, Inc.*^	51,011
3,415	Cumberland Pharmaceuticals, Inc.*	20,934
4,744	DepoMed, Inc.*^	31,642
10,521	Endo International plc*^	99,213
3,159	Endocyte, Inc.*	43,594
608	Heska Corp.*^	63,104
10,506	Horizon Pharma plc*	173,979
5,141	Innoviva, Inc.*^	70,946
1,879	Intra-Cellular Therapies, Inc.*	33,202
2,063	Juniper Pharmaceuticals, Inc.*	17,948
6,034	Lannett Co., Inc.*	82,062
2,617	Lipocine, Inc.*	3,402
2,153	Mallinckrodt plc*^	40,175
845	Melinta Therapeutics, Inc.*	5,366
859	Phibro Animal Health Corp., Class A	39,557
6,876	Prestige Brands Holdings, Inc.*^	263,901
5,788	Supernus Pharmaceuticals, Inc.*^	346,413
341	Taro Pharmaceutical Industries, Ltd.*	39,450
1,949	Tetraphase Pharmaceuticals, Inc.*	6,958
1,034	Zogenix, Inc.*	45,703

		1,701,418

Shares		Fair Value
Common Stocks, continued
Professional Services (1.8%):
1,888	Acacia Research Corp.*	$7,835
1,199	Barrett Business Services, Inc.	115,787
7,214	CBIZ, Inc.*	165,922
490	CRA International, Inc.	24,936
7,190	Exponent, Inc.	347,277
3,126	Franklin Covey Co.*^	76,743
4,532	FTI Consulting, Inc.*	274,095
2,202	GP Strategies Corp.*	38,755
2,274	Heidrick & Struggles International, Inc.	79,590
7,594	Hill International, Inc.*^	44,805
2,768	Huron Consulting Group, Inc.*	113,211
2,643	ICF International, Inc.	187,785
5,132	Insperity, Inc.	488,823
1,000	Kelly Services, Inc., Class A	22,450
4,482	Kforce, Inc.	153,733
8,105	Korn/Ferry International	501,942
666	Mastech Holdings, Inc.*	10,723
3,943	Mistras Group, Inc.*	74,444
6,221	Navigant Consulting, Inc.*	137,733
4,033	Resources Connection, Inc.	68,158
3,165	TriNet Group, Inc.*	177,050
6,167	Trueblue, Inc.*	166,201
4,212	Volt Information Sciences, Inc.*	14,321
831	Wageworks, Inc.*^	41,550
1,576	Willdan Group, Inc.*^	48,809

		3,382,678

Real Estate Management & Development (0.7%):
4,169	Alexander & Baldwin, Inc.	97,972
2,400	Altisource Portfolio Solutions*	70,008
395	CKX Lands, Inc.	4,128
920	Consolidated-Tomoka Land Co.^	56,589
692	Forestar Group, Inc.*^	14,359
504	FRP Holdings, Inc.*	32,634
376	Griffin Industrial Realty, Inc.	16,540
6,592	HFF, Inc., Class A	226,435
10	J.W. Mays, Inc.*	401
5,824	Kennedy-Wilson Holdings, Inc.	123,178
5,387	Marcus & Millichap, Inc.*^	210,147
1,035	Maui Land & Pineapple Co.*	11,592
2,057	Rafael Holdings, Inc., Class B*	18,904
702	RE/MAX Holdings, Inc., Class A	36,820
8,369	Realogy Holdings Corp.^	190,813
308	Stratus Properties, Inc.*	9,409
3,421	Tejon Ranch Co.*	83,130
1,076	The RMR Group, Inc., Class A	84,412
2,700	The St. Joe Co.*	48,465

		1,335,936

Road & Rail (1.0%):
1,803	ArcBest Corp.	82,397
9,143	Avis Budget Group, Inc.*^	297,148
2,278	Covenant Transportation Group, Inc., Class A*	71,757
10,920	Heartland Express, Inc.^	202,566

Continued

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
3,276	Hertz Global Holdings, Inc.*	$50,254
875	Landstar System, Inc.	95,550
1,700	Marten Transport, Ltd.	39,865
7,221	Roadrunner Transportation System, Inc.*	15,092
598	Ryder System, Inc.	42,972
4,204	Saia, Inc.*	339,893
3,855	Universal Truckload Services, Inc.	101,194
988	USA Truck, Inc.*^	23,188
10,586	Werner Enterprises, Inc.^	397,505
4,526	YRC Worldwide, Inc.*	45,486

		1,804,867

Semiconductors & Semiconductor Equipment (2.8%):
4,922	Advanced Energy Industries, Inc.*	285,919
3,814	Alpha & Omega Semiconductor, Ltd.*	54,311
1,056	Ambarella, Inc.*	40,772
30,273	Amkor Technology, Inc.*	260,045
1,301	Amtech Systems, Inc.*	7,871
4,245	Axcelis Technologies, Inc.*^	84,051
2,777	AXT, Inc.*^	19,578
2,314	Brooks Automation, Inc.	75,483
3,230	Cabot Microelectronics Corp.	347,419
1,462	CEVA, Inc.*	44,152
5,549	Cirrus Logic, Inc.*	212,693
4,840	Cohu, Inc.^	118,628
6,676	Cree, Inc.*^	277,521
522	Cyberoptics Corp.*^	9,083
6,488	Diodes, Inc.*	223,641
3,285	DSP Group, Inc.*	40,898
3,627	Entegris, Inc.	122,955
9,457	FormFactor, Inc.*	125,778
4,679	GSI Technology, Inc.*	35,186
1,254	Ichor Holdings, Ltd.*^	26,610
1,201	Inphi Corp.*	39,165
11,059	Integrated Device Technology, Inc.*^	352,562
1,349	inTest Corp.*	9,848
12,127	Kopin Corp.*^	34,683
8,156	Kulicke & Soffa Industries, Inc.	194,276
12,204	Lattice Semiconductor Corp.*	80,058
1,636	MagnaChip Semiconductor Corp.*^	16,769
4,333	MaxLinear, Inc., Class A*^	67,551
2,325	MKS Instruments, Inc.	222,503
3,511	Nanometrics, Inc.*	124,325
6,163	Neophotonics Corp.*^	38,395
807	NVE Corp.^	98,276
4,804	PDF Solutions, Inc.*^	57,552
11,404	Photronics, Inc.*	90,947
2,109	Pixelworks, Inc.*	7,613
3,264	Power Integrations, Inc.	238,435
13,307	Rambus, Inc.*	166,870
5,028	Rudolph Technologies, Inc.*	148,829
2,943	Semtech Corp.*	138,468
6,339	Sigma Designs, Inc.*	38,668

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,469	Synaptics, Inc.*^	$124,364
5,213	Ultra Clean Holdings, Inc.*^	86,536
6,109	Veeco Instruments, Inc.*^	87,053
3,045	Versum Materials, Inc.	113,122
6,370	Xcerra Corp.*	88,989
5,605	Xperi Corp.	90,241

		5,168,692

Software (1.6%):
13,237	ACI Worldwide, Inc.*	326,556
4,794	American Software, Inc., Class A	69,849
935	Asure Software, Inc.*	14,913
2,785	Aware, Inc.*	11,279
1,505	Blackbaud, Inc.^	154,187
2,350	BSQUARE Corp.*	6,345
1,750	Datawatch Corp.*	16,625
3,842	Ebix, Inc.	292,952
1,594	Ellie Mae, Inc.*^	165,521
2,049	Evolving Systems, Inc.*	5,840
5,614	Finjan Holdings, Inc.*	19,088
4,113	GlobalSCAPE, Inc.	15,917
595	Globant SA*	33,790
4,000	Glu Mobile, Inc.*^	25,640
2,560	Manhattan Associates, Inc.*^	120,346
562	MicroStrategy, Inc., Class A*	71,796
4,090	Monotype Imaging Holdings, Inc.	83,027
5,507	OneSpan, Inc.*	108,213
319	Paycom Software, Inc.*^	31,527
1,010	Paylocity Holding Corp.*	59,449
437	Pegasystems, Inc.	23,948
6,260	Progress Software Corp.	243,013
1,864	QAD, Inc.	93,480
1,490	Qualys, Inc.*^	125,607
411	RealPage, Inc.*	22,646
2,886	Rubicon Project, Inc.*	8,225
6,367	SeaChange International, Inc.*	21,775
7,906	Telenav, Inc.*	44,274
16,342	TiVo Corp.	219,800
3,726	Verint Systems, Inc.*	165,248
1,473	Zedge, Inc., Class B*	5,538
1,895	Zix Corp.*	10,214
95,455	Zynga, Inc.*	388,501

		3,005,129

Specialty Retail (3.9%):
9,338	Aaron’s, Inc.	405,737
3,905	Abercrombie & Fitch Co., Class A^	95,594
13,115	American Eagle Outfitters, Inc.^	304,924
996	America’s Car Mart, Inc.*	61,652
2,646	Asbury Automotive Group, Inc.*^	181,383
13,213	Ascena Retail Group, Inc.*^	52,654
357	At Home Group, Inc.*	13,977
7,305	Barnes & Noble Education, Inc.*	41,200
11,581	Barnes & Noble, Inc.^	73,539

Continued

16

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
7,174	Bed Bath & Beyond, Inc.^	$142,942
4,102	Big 5 Sporting Goods Corp.^	31,175
3,574	Boot Barn Holdings, Inc.*	74,161
1,732	Build-A-Bear Workshop, Inc.*^	13,163
5,586	Caleres, Inc.^	192,103
3,499	Cato Corp., Class A^	86,145
19,215	Chico’s FAS, Inc.	156,410
2,663	Children’s Place Retail Stores, Inc. (The)^	321,690
7,062	Christopher & Banks Corp.*	6,638
2,175	Citi Trends, Inc.	59,682
4,063	Conn’s, Inc.*	134,079
2,917	Destination Maternity Corp.*	16,977
10,159	Destination XL Group, Inc.*	22,858
5,615	Dick’s Sporting Goods, Inc.^	197,929
8,084	DSW, Inc., Class A^	208,729
11,002	Express, Inc.*^	100,668
2,795	Five Below, Inc.*	273,099
4,415	Francesca’s Holdings Corp.*^	33,333
5,741	GameStop Corp., Class A^	83,646
2,761	Genesco, Inc.*^	109,612
693	Group 1 Automotive, Inc.^	43,659
11,356	Guess?, Inc.^	243,018
2,764	Haverty Furniture Cos., Inc.^	59,702
2,944	Hibbett Sports, Inc.*^	67,418
1,806	Kirkland’s, Inc.*^	21,022
3,560	Lithia Motors, Inc., Class A^	336,669
1,529	Lumber Liquidators Holdings, Inc.*^	37,231
3,611	MarineMax, Inc.*^	68,428
8,315	Michaels Cos., Inc. (The)*^	159,399
4,597	Monro Muffler Brake, Inc.	267,086
4,397	Murphy U.S.A., Inc.*^	326,653
11,726	New York & Co.*	60,037
42,056	Office Depot, Inc.	107,243
3,403	Party City Holdco, Inc.*	51,896
4,183	Penske Automotive Group, Inc.^	195,974
11,557	Pier 1 Imports, Inc.^	27,506
1,537	Rent-A-Center, Inc.*	22,625
434	Restoration Hardware, Inc.*	60,630
7,968	Sally Beauty Holdings, Inc.*^	127,727
4,149	Signet Jewelers, Ltd.	231,307
5,594	Sleep Number Corp.*^	162,338
4,654	Sonic Automotive, Inc., Class A^	95,872
2,363	Sportsman’s Warehouse Holdings, Inc.*	12,099
1,752	Tailored Brands, Inc.^	44,711
289	Tandy Leather Factory, Inc.*	2,254
6,734	The Buckle, Inc.^	181,145
6,893	The Container Store Group, Inc.*	57,970
7,392	The Tile Shop Holdings, Inc.	56,918
2,271	Tilly’s, Inc.	34,406
737	Trans World Entertainment Corp.*	641
2,621	Urban Outfitters, Inc.*	116,766
4,282	Vitamin Shoppe, Inc.*	29,760

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
727	Winmark Corp.	$107,923
3,700	Zumiez, Inc.*	92,685

		7,006,417

Technology Hardware, Storage & Peripherals (0.3%):
3,723	3D Systems Corp.*^	51,415
1,308	Astro-Med, Inc.	24,656
7,288	Avid Technology, Inc.*^	37,898
1,901	CCUR Holdings, Inc.	10,113
1,813	Cray, Inc.*	44,600
4,887	Diebold, Inc.	58,400
7,170	Eastman Kodak Co.*	27,246
5,656	Electronics for Imaging, Inc.*	184,158
2,458	Stratasys, Ltd.*	47,046
5,858	Super Micro Computer, Inc.*^	138,542
1,590	TransAct Technologies, Inc.	19,875

		643,949

Textiles, Apparel & Luxury Goods (1.2%):
8,448	Crocs, Inc.*^	148,769
2,291	Culp, Inc.	56,244
4,229	Deckers Outdoor Corp.*	477,413
6,596	G-III Apparel Group, Ltd.*	292,862
816	Lakeland Industries, Inc.*	11,546
2,740	Oxford Industries, Inc.^	227,365
683	Perry Ellis International, Inc.*	18,557
1,515	Rocky Brands, Inc.	45,450
6,949	Sequential Brands Group, Inc.*	13,690
8,174	Steven Madden, Ltd.	434,039
957	Unifi, Inc.*	30,337
1,916	Vera Bradley, Inc.*	26,901
10,708	Wolverine World Wide, Inc.	372,317

		2,155,490

Thrifts & Mortgage Finance (2.6%):
2,838	BankFinancial Corp.	50,091
10,084	Beneficial Bancorp, Inc.	163,361
8,516	BofI Holding, Inc.*^	348,389
1,659	BSB Bancorp, Inc.*^	57,070
17,506	Capitol Federal Financial, Inc.	230,379
2,486	Charter Financial Corp.	60,037
280	Citizens Community Bancorp, Inc.	3,962
993	Coastway Bancorp, Inc.*	27,506
4,896	Dime Community Bancshares	95,472
1,537	ESSA Bancorp, Inc.	24,331
2,015	Essent Group, Ltd.*	72,177
400	Federal Agricultural Mortgage Corp.	35,792
242	First Capital, Inc.	10,055
590	First Defiance Financial Corp.	39,565
6,849	Flagstar Bancorp, Inc.*	234,647
574	FS Bancorp, Inc.	36,306
195	Guaranty Federal Bankshares, Inc.	4,768
681	Hamilton Bancorp, Inc.*	10,692
301	Hingham Institution for Savings	66,130

Continued

17

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
629	HMN Financial, Inc.*	$12,643
973	Home Bancorp, Inc.	45,293
43	Home Federal Bancorp, Inc.	1,355
3,414	HomeStreet, Inc.*^	92,007
1,446	HopFed Bancorp, Inc.	23,975
869	IF Bancorp, Inc.^	21,186
865	Impac Mortgage Holdings, Inc.*	8,243
8,131	Kearny Financial Corp.^	109,362
390	Kentucky First Federal Bancorp	3,296
955	LendingTree, Inc.*^	204,179
940	Malvern Bancorp, Inc.*	22,889
7,012	Meridian Bancorp, Inc.	134,280
1,197	Meta Financial Group, Inc.	116,588
676	MSB Financial Corp.	14,534
3,723	Nationstar Mortgage Holdings, Inc.*	65,264
3,627	NMI Holdings, Inc., Class A*	59,120
6,978	Northfield Bancorp, Inc.	115,974
12,756	Northwest Bancshares, Inc.^	221,827
6,123	Oceanfirst Financial Corp.^	183,445
198	Oconee Federal Financial Corp.	5,730
16,927	Ocwen Financial Corp.*	67,031
6,648	Oritani Financial Corp.^	107,698
4,022	PennyMac Financial Services, Inc., Class A*	79,032
2,981	PHH Corp.*	32,374
1,677	Provident Financial Holdings, Inc.	31,997
2,873	Provident Financial Services, Inc.	79,094
1,685	Prudential Bancorp, Inc.	32,521
1,982	Riverview Bancorp, Inc.	16,728
2,881	Security National Financial Corp., Class A*	14,981
671	Severn Bancorp, Inc.	5,804
1,709	SI Financial Group, Inc.	25,208
707	Southern Missouri Bancorp, Inc.	27,587
1,815	Territorial Bancorp, Inc.	56,265
15,166	TrustCo Bank Corp.	134,977
25	United Community Bancorp	680
7,757	United Community Financial Corp.	85,249
6,358	United Financial Bancorp, Inc.	111,392
10,147	Washington Federal, Inc.	331,806
4,703	Waterstone Financial, Inc.	80,186
4,268	Wawlker & Dunlop, Inc.	237,514
3,601	Western New England BanCorp, Inc.	39,611
4,073	WSFS Financial Corp.	217,091
35	WVS Financial Corp.	579

		4,847,325

Tobacco (0.2%):
1,419	Alliance One International, Inc.*	22,491
491	Turning Point Brands, Inc.	15,663
635	Universal Corp.	41,942
17,933	Vector Group, Ltd.^	342,161

		422,257

Trading Companies & Distributors (1.4%):
311	AeroCentury Corp.*	4,929

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,597	Air Lease Corp.	$67,026
3,318	Aircastle, Ltd.	68,019
5,198	Applied Industrial Technologies, Inc.	364,640
8,168	Beacon Roofing Supply, Inc.*	348,120
1,500	BlueLinx Holdings, Inc.*^	56,295
2,473	BMC Stock Holdings, Inc.*	51,562
2,824	CAI International, Inc.*	65,630
2,504	DXP Enterprises, Inc.*	95,653
1,463	Envirostar, Inc.	58,959
1,610	GATX Corp.^	119,510
1,239	H&E Equipment Services, Inc.	46,599
1,116	Herc Holdings, Inc.*	62,875
4,781	Huttig Building Products, Inc.*^	22,710
4,012	Kaman Corp., Class A^	279,596
373	Lawson Products, Inc.*	9,083
4,569	MRC Global, Inc.*	99,010
4,852	NOW, Inc.*^	64,677
2,681	Rush Enterprises, Inc., Class A*	116,302
7,847	Textainer Group Holdings, Ltd.*^	124,767
2,765	Titan Machinery, Inc.*^	42,996
577	TransAct Technologies, Inc.*	10,905
5,731	Triton International, Ltd.	175,712
1,668	Univar, Inc.*	43,768
2,676	Veritiv Corp.*^	106,639
3,460	WESCO International, Inc.*	197,566

		2,703,548

Transportation Infrastructure (0.0%):
892	Macquarie Infrastructure Corp.^	37,642

Water Utilities (0.6%):
4,757	American States Water Co.^	271,910
1,221	Artesian Resources Corp.	47,338
7,681	California Water Service Group^	299,175
1,558	Connecticut Water Service, Inc.	101,769
2,756	Consolidated Water Co., Ltd.	35,552
2,508	Middlesex Water Co.	105,762
669	Pure Cycle Corp.*	6,389
2,763	SJW Corp.^	182,966
1,642	York Water Co. (The)	52,216

		1,103,077

Wireless Telecommunication Services (0.4%):
6,783	Boingo Wireless, Inc.*^	153,228
7,479	Shenandoah Telecommunications Co.	244,563
2,722	Spok Holdings, Inc.	40,966
9,308	Telephone & Data Systems, Inc.	255,226
1,049	United States Cellular Corp.*	38,855

		732,838

Total Common Stocks (Cost $152,342,520)		184,677,844

Preferred Stock (0.0%):
Media (0.0%):
1,030	GCI Liberty, Inc., Class A, 5.00%	24,875

Total Preferred Stock (Cost $8,429)		24,875

Continued

18

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Rights (0.0%):
Diversified Financial Services (0.0%):
6,056	NewStar Financial, Inc., Expires on 12/31/49*(a)	$2,982

Media (0.0%):
21,894	Media General, Inc. CVR, Expires on 12/31/49*(a)	2,189

Total Rights (Cost $10,055)		5,171

Securities Held as Collateral for Securities on Loan (28.6%):
$52,969,927	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(b)	52,969,927

Total Securities Held as Collateral for Securities on Loan (Cost $52,969,927)		52,969,927

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan, continued
Unaffiliated Investment Company (0.3%):
$605,429	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(c)	$605,429

Total Unaffiliated Investment Company (Cost $605,429)		605,429

Total Investment Securities (Cost $205,936,360) — 128.7%(d)		238,283,246
Net other assets (liabilities) — (28.7)%		(53,091,102)

Net Assets — 100.0%		$185,192,144

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $51,443,366.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.09% of the net assets of the Fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(c)	The rate represents the effective yield at June 30, 2018.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

19

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$205,936,360

Investment securities, at value*	$238,283,246
Interest and dividends receivable	138,249
Receivable for investments sold	16,150
Reclaims receivable	460
Prepaid expenses	1,138

Total Assets	238,439,243

Liabilities:
Payable for investments purchased	117,130
Payable for collateral received on loaned securities	52,969,927
Manager fees payable	110,220
Administration fees payable	4,378
Distribution fees payable	39,364
Custodian fees payable	1,018
Administrative and compliance services fees payable	197
Transfer agent fees payable	343
Trustee fees payable	883
Other accrued liabilities	3,639

Total Liabilities	53,247,099

Net Assets	$185,192,144

Net Assets Consist of:
Capital	$132,714,298
Accumulated net investment income/(loss)	1,436,092
Accumulated net realized gains/(losses) from investment transactions	18,694,890
Net unrealized appreciation/(depreciation) on investments	32,346,864

Net Assets	$185,192,144

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,198,214
Net Asset Value (offering and redemption price per share)	$13.04

*	Includes securities on loan of $51,443,366.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$1,258,062
Income from securities lending	117,188
Foreign withholding tax	(360)

Total Investment Income	1,374,890

Expenses:
Manager fees	815,677
Administration fees	36,366
Distribution fees	239,904
Custodian fees	5,128
Administrative and compliance services fees	1,021
Transfer agent fees	1,835
Trustee fees	3,337
Professional fees	3,397
Shareholder reports	715
Other expenses	1,274

Total expenses before reductions	1,108,654
Less expenses voluntarily waived/reimbursed by the Manager	(143,943)

Net expenses	964,711

Net Investment Income/(Loss)	410,179

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	9,246,156
Change in net unrealized appreciation/depreciation on investments	103,744

Net Realized/Unrealized Gains/(Losses) on Investments	9,349,900

Change in Net Assets Resulting From Operations	$9,760,079

See accompanying notes to the financial statements.

20

AZL DFA U.S. Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$410,179	$1,086,364
Net realized gains/(losses) on investment transactions	9,246,156	9,375,020
Change in unrealized appreciation/depreciation on investments	103,744	9,991,127

Change in net assets resulting from operations	9,760,079	20,452,511

Distributions to Shareholders:
From net investment income	—	(1,109,970)
From net realized gains	—	(2,963,806)

Change in net assets resulting from distributions to shareholders	—	(4,073,776)

Capital Transactions:
Proceeds from shares issued	974,218	3,794,880
Proceeds from dividends reinvested	—	4,073,776
Value of shares redeemed	(23,961,475)	(33,839,893)

Change in net assets resulting from capital transactions	(22,987,257)	(25,971,237)

Change in net assets	(13,227,178)	(9,592,502)
Net Assets:
Beginning of period	198,419,322	208,011,824

End of period	$185,192,144	$198,419,322

Accumulated net investment income/(loss)	$1,436,092	$1,025,913

Share Transactions:
Shares issued	78,407	327,610
Dividends reinvested	—	348,186
Shares redeemed	(1,878,815)	(2,884,226)

Change in shares	(1,800,408)	(2,208,430)

See accompanying notes to the financial statements.

21

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.40		$11.42	$9.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04		0.07	0.07	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.60		1.16	2.21	(0.83)

Total from Investment Activities	0.64		1.23	2.28	(0.80)

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.04)	—
Net Realized Gains	—		(0.18)	(0.02)	—

Total Dividends	—		(0.25)	(0.06)	—

Net Asset Value, End of Period	$13.04		$12.40	$11.42	$9.20

Total Return(b)	5.16	%(c)	10.87%	24.90%	(8.00	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$185,192		$198,419	$208,012	$208,531
Net Investment Income/(Loss)(d)	0.43%		0.55%	0.56%	0.50%
Expenses Before Reductions(d)(e)	1.15%		1.16%	1.14%	1.18%
Expenses Net of Reductions(d)	1.01%		1.01%	0.99%	1.03%
Portfolio Turnover Rate	5	%(c)	9%	9%	10	%(c)

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

22

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

23

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $43 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $11,435 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $52,969,927 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide

24

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $881 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total
Common Stocks+	$184,677,844	$—	$—	$184,677,844
Preferred Stock	24,875	—	—	24,875
Rights	—	5,171	—	5,171
Securities Held as Collateral for Securities on Loan	—	—	52,969,927	52,969,927
Unaffiliated Investment Company	605,429	—	—	605,429

Total Investments	$185,308,148	$5,171	$52,969,927	$238,283,246

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

25

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA U.S. Small Cap Fund	$8,707,049	$31,663,591

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $205,823,344. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$48,563,079
Unrealized (depreciation)	(16,103,177)

Net unrealized appreciation/(depreciation)	$32,459,902

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA U.S. Small Cap Fund	$2,345,932	$1,727,844	$4,073,776

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA U.S. Small Cap Fund	$1,330,787	$9,076,361	$—	$32,310,619	$42,717,767

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 60% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

26

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

27

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 26

Statement of Operations Page 26

Statements of Changes in Net Assets Page 27

Financial Highlights Page 28

Notes to the Financial Statements Page 29

Other Information Page 35

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Enhanced Bond Index Fund	$1,000.00	$981.60	$3.19	0.65%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.57	$3.26	0.65%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	33.4%
U.S. Treasury Obligations	25.8
Corporate Bonds	25.4
Securities Held as Collateral for Securities on Loan	17.3
Yankee Dollars	9.8
Asset Backed Securities	4.0
Collateralized Mortgage Obligations	3.8
Commercial Paper	3.4
Money Markets	1.1
Municipal Bonds	0.1

Total Investment Securities	124.1
Net other assets (liabilities)	(24.1)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (4.0%):
$6,930,000	Aebor Realty Collateralized Loan, Class A, Series 17-FL1, 3.37%(US0001M+130bps), 4/15/27, Callable 11/15/19 @ 100(a)	$6,965,335
2,469,699	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	2,473,654
4,841,285	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-3, 1.46%, 5/10/21, Callable 11/8/20 @ 100	4,813,761
2,330,000	AmeriCredit Automoblie Receivables Trust, Class A3, Series 16-4, 1.53%, 7/8/21, Callable 1/8/21 @ 100	2,313,102
1,000,000	Apidos CLO, Class A1R, Series 15-20A, 3.68%(US0003M+133bps), 1/16/27, Callable 7/16/18 @ 100(a)	1,000,191
1,000,000	Cent CLO, LP, Class A1R, Series 14-22A, 3.76%(US0003M+141bps), 11/7/26, Callable 8/7/18 @ 100(a)	1,000,530
2,000,000	Chase Issuance Trust, Class A5, Series 2016-A5, 1.27%, 7/15/21	1,971,044
8,160,000	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30, Callable 4/15/21 @ 100(a)	8,132,681
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,203,612
3,335,000	Citibank Credit Card Issuance Trust, Class A3, Series 2017-A3, 1.92%, 4/7/22	3,278,532
141,498	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23, Callable 12/15/18 @ 100(a)(b)	141,489
1,460,000	Drive Auto Receivables Trust, Class A3, Series 2017-3, 1.85%, 4/15/20, Callable 10/15/20 @ 100	1,458,390
1,495,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2014-2, 2.57%(US0001M+50bps), 2/15/21	1,500,012
1,855,000	Golden Credit Card Trust, Class A, Series 2015-2A, 2.02%, 4/15/22(a)	1,823,858
4,167,624	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 17-1, 3.50%, 1/25/47, Callable 2/25/41 @ 100(a)(b)	4,139,855
3,400,000	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 3.07%(US0001M+113bps), 5/15/28, Callable 5/15/20 @ 100(a)	3,401,037
514,526	Navient Student Loan Trust, Class A, Series 14-CTA, 2.77%(US0001M+70bps), 9/16/24, Callable 9/15/21 @ 100(a)	515,158
1,329,912	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 1/15/30 @ 100(a)	1,352,155
1,400,000	OCP CLO, Ltd., Class A1R, Series 2012-2A, 3.73%(US0003M+140bps), 11/22/25, Callable 11/22/18 @ 100(a)	1,402,065
1,051,452	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26, Callable 7/18/18 @ 101(a)	1,053,709
1,250,000	OZLM, Ltd., Class A1BR, Series 14-7A, 3.50%(US0003M+115bps), 7/17/26, Callable 7/17/18 @ 100(a)	1,249,996

Principal Amount		Fair Value
Asset Backed Securities, continued
$480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21(a)	$473,095
1,396,520	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20, Callable 9/15/18 @ 100(a)	1,396,387
2,039,618	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,011,096
648,586	Santander Drive Auto Receivables Trust, Class A3, Series 16-3, 1.50%, 8/17/20, Callable 7/15/20 @ 100	647,898
35,163	SLM Student Loan Trust, Class A2, Series 2012-C, 3.31%, 10/15/46, Callable 7/15/18 @ 100(a)	35,191
505,478	SMB Private Education Loan Trust, Class A2A, Series 15-B, 2.98%, 7/15/27, Callable 3/15/27 @ 100(a)	502,228
2,250,000	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	2,203,468
227,913	SMB Private Education Loan Trust, Class A2A, Series 16-A, 2.70%, 5/15/31(a)(b)	222,996
3,710,000	SMB Private Education Loan Trust, Class A2A, Series 2018-B, 3.60%, 1/15/37(a)	3,723,646
1,500,000	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,457,846
900,000	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 2.82%(US0001M+75bps), 10/15/35(a)	902,676
2,294,813	Social Professional Loan Program, Class A2, Series 2015-D, 2.72%, 10/27/36, Callable 8/25/24 @ 100(a)	2,263,876
804,844	Social Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 9/25/23 @ 100(a)	790,483
5,850,000	SoFi Professional Loan Program LLC, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 10/25/26 @ 100(a)	5,711,465
1,377,485	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24, Callable 7/15/18 @ 100(a)	1,376,956
2,435,000	Synchrony Credit Card Master Note Trust, Class A, Series 2012-7, 1.76%, 9/15/22	2,404,315
435,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	436,154
2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,969,663

Total Asset Backed Securities (Cost $81,406,127)		80,719,605

Collateralized Mortgage Obligations (3.8%):
4,840,000	BBCMS Mortgage Trust, Class A, Series 2018-TALL, 2.80%(US0001M+72bps), 3/15/37(a)	4,832,385
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 3.48%(US0001M+150bps), 7/5/33(a)	2,541,455
1,847,000	Caesars Palace Las Vegas Trust, Class A, Series 2017-VICI, 3.53%, 10/15/34(a)	1,851,809
1,300,000	CIFC Funding, Ltd., Class ARR, Series 2015-1A, 3.47%(US0003M+111bps), 1/22/31, Callable 1/22/20 @ 100(a)	1,297,101
3,030,000	Citigroup Commercial Mortgage Trust, Class A5, Series 2014-GC21, 3.86%, 5/10/47	3,089,879

Continued

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	$3,245,059
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	668,425
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46(a)	1,256,937
8,970,000	Commercial Mortgage Loan Trust, Class A, Series 2014-TWC, 2.90%(US0001M+85bps), 2/13/32(a)	8,967,175
3,720,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 3.00%(US0001M+93bps), 11/15/36(a)	3,721,174
1,102,420	Credit Suisse Mortgage Trust, Class A, Series 2016-MFF, 3.67%(US0001M+160bps), 11/15/33(a)	1,107,575
2,760,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	2,807,504
515,362	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 3.47%(US0001M+130bps), 12/15/34(a)	515,524
640,000	GAHR Commercial Mortgage Trust, Class AFX, Series 2015-NRF, 3.23%, 12/15/34(a)	640,271
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,101,211
2,050,000	GS Mortgage Securities Trust, Class B, Series 2018-CHLL, 3.12%(US0001M+105bps), 2/15/37(a)	2,047,644
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,484,809
1,650,000	InTown Hotel Portfolio Trust, Class A, Series 2018-STAY, 2.77%(US0001M+70bps), 1/15/33(a)	1,647,395
243,822	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	245,925
5,065,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(a)	5,083,462
3,027,461	JPMorgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 4/25/41 @ 100(a)(b)	2,952,010
3,329,683	JPMorgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 7/25/39 @ 100(a)(b)	3,279,555
1,180,000	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 3.78%(US0001M+170bps), 11/24/31(a)	1,185,900
2,600,000	Merrill Lynch Mortgage Trust, Class E, Series 2005-MKB2, 6.53%, 9/12/42(b)	2,694,709
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,288,255
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,466,160
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	1,737,099
4,579,088	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	4,933,281
1,800,988	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 3/25/35 @ 100	1,792,669

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	$118,663
768,737	SMB Private Education Loan Trust, Class A2B, Series 14-A, 3.22%(US0001M+115bps), 5/15/26, Callable 4/15/29 @ 100(a)	775,931
315,812	SMB Private Education Loan Trust, Class A2A, Series 16-B, 2.43%, 2/17/32(a)(b)	306,561
120,000	Social Professional Loan Program, Class A2B, Series 16-D, 2.34%, 4/25/33, Callable 11/25/25 @ 100(a)	117,157
445,644	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 2.80%(US0001M+75bps), 11/11/34(a)	445,417
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(a)	1,475,686
170,000	Waldorf Astoria Boca Raton Trust, Class A, Series 2016-BOCA, 3.42%(US0001M+135bps), 6/15/29(a)	170,050
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,215,839
975,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	972,146
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,645,120
14,841,783	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.22%, 12/15/59(b)	877,135

Total Collateralized Mortgage Obligations (Cost $56,654,690)		77,602,062

Corporate Bonds (25.4%):
Aerospace & Defense (1.6%):
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100.00(a)	93,904
2,315,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100.00^	2,336,144
445,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100.00	448,479
1,565,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.50(a)	1,618,664
2,995,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100.00	2,814,701
290,000	L3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100.00	286,403
1,685,000	L3 Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100.00	1,621,418
1,985,000	L3 Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100.00^	1,975,760
3,503,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/1/24 @ 100.00	3,332,999
2,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100.00	1,966
319,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100.00	331,074
275,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100.00	252,562
2,810,000	Lockheed Martin Corp., 4.70%, 5/15/46, Callable 11/15/45 @ 100.00^	2,987,367
724,000	Lockheed Martin Corp., 4.09%, 9/15/52, Callable 3/15/52 @ 100.00	681,513

Continued

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$615,000	Northrop Grumman Corp., 2.08%, 10/15/20	$600,862
1,810,000	Northrop Grumman Corp., 3.25%, 8/1/23	1,789,478
4,602,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100.00	4,368,969
1,626,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100.00	1,527,567
700,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100.00	656,298
1,800,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100.00	1,753,989
1,385,000	Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100.00	1,392,140
500,000	United Technologies Corp., 4.50%, 6/1/42	494,105
500,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100.00^	437,736

		31,804,098

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	447,504
1,315,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100.00	1,276,019
615,000	FedEx Corp., 4.40%, 1/15/47, Callable 7/15/46 @ 100.00	582,303

		2,305,826

Airlines (0.1%):
593,081	American Airlines, Series A, 3.38%, 11/1/28	572,055
543,176	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	530,955
400,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100.00	388,516
370,000	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	369,556

		1,861,082

Auto Components (0.0%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100.00	50,132
680,000	ZF North America Capital, Inc., 4.50%, 4/29/22^(a)	692,319

		742,451

Automobiles (0.3%):
160,000	Ford Motor Co., 4.75%, 1/15/43	138,290
1,375,000	Ford Motor Co., 5.29%, 12/8/46, Callable 6/8/46 @ 100.00^	1,274,256
2,520,000	General Motors Co., 5.40%, 4/1/48, Callable 10/1/47 @ 100.00^	2,394,112
1,390,000	Volkswagen Group of America Finance LLC, 2.40%, 5/22/20(a)	1,367,291

		5,173,949

Banks (4.4%):
5,360,000	Bank of America Corp., Series G, 2.63%, 4/19/21^	5,265,543
7,430,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100.00	7,283,586
3,395,000	Bank of America Corp., 2.74%(US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100.00	3,334,616

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$890,000	Bank of America Corp., 2.50%, 10/21/22, Callable 10/21/21 @ 100.00, MTN	$852,485
1,010,000	Bank of America Corp., 3.30%, 1/11/23, MTN	995,183
643,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100.00	623,412
185,000	Bank of America Corp., 4.13%, 1/22/24, MTN	188,045
5,560,000	Bank of America Corp., 3.55%(US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100.00	5,503,077
1,095,000	Bank of America Corp., 4.00%, 4/1/24	1,104,593
2,935,000	Bank of America Corp., 4.20%, 8/26/24	2,950,318
455,000	Bank of America Corp., 4.00%, 1/22/25, MTN	449,154
1,810,000	Bank of America Corp., Series G, 3.50%, 4/19/26	1,750,756
1,040,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100.00, MTN	1,014,464
380,000	Bank of America Corp., 4.24%(US0003M+181bps), 4/24/38, Callable 4/24/37 @ 100.00	369,123
284,000	Branch Banking & Trust, 3.63%, 9/16/25, Callable 8/16/25 @ 100.00	279,418
920,000	Citigroup, Inc., 2.45%, 1/10/20, Callable 12/10/19 @ 100.00^	909,668
830,000	Citigroup, Inc., 2.40%, 2/18/20	819,419
1,030,000	Citigroup, Inc., 2.65%, 10/26/20	1,016,034
920,000	Citigroup, Inc., 2.88%(US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100.00	887,141
1,545,000	Citigroup, Inc., 4.40%, 6/10/25	1,536,561
225,000	Citigroup, Inc., 4.08%(US0003M+119bps), 4/23/29, Callable 4/23/28 @ 100.00^	220,759
965,000	Citizens Bank NA, 2.20%, 5/26/20, Callable 4/26/20 @ 100.00	944,698
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100.00	243,812
40,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100.00	38,677
1,042,000	Fifth Third Bank, Series B, 3.85%, 3/15/26, Callable 2/15/26 @ 100.00	1,024,850
1,660,000	HSBC USA, Inc., 2.35%, 3/5/20	1,640,612
435,000	HSBC USA, Inc., 5.00%, 9/27/20^	447,886
470,000	Huntington National Bank (The), 2.40%, 4/1/20, Callable 3/1/20 @ 100.00	463,502
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100.00	19,822
1,720,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100.00	1,661,712
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	129,302
2,625,000	JPMorgan Chase & Co., 3.51%(US0003M+61bps), 6/18/22, Callable 6/18/21 @ 100.00	2,627,021
9,634,000	JPMorgan Chase & Co., 2.78%(US0003M+94bps), 4/25/23, Callable 4/25/22 @ 100.00	9,339,563
445,000	JPMorgan Chase & Co., 3.38%, 5/1/23	434,633
1,180,000	JPMorgan Chase & Co., 3.56%(US0003M+73bps), 4/23/24, Callable 4/23/23 @ 100.00	1,168,944
300,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100.00	283,676
1,271,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100.00	1,180,625

Continued

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$3,710,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100.00	$3,619,678
200,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100.00	191,479
2,320,000	JPMorgan Chase & Co., 3.51%(US0003M+95bps), 1/23/29, Callable 1/23/28 @ 100.00	2,198,095
1,140,000	Key Bank NA, Series B, 2.50%, 12/15/19	1,131,027
250,000	KeyBank NA, Series B, 3.35%, 6/15/21^	250,363
500,000	KeyBank NA, Series B, 2.40%, 6/9/22	480,094
200,000	KeyCorp, 2.90%, 9/15/20, MTN	198,395
245,000	SunTrust Banks, Inc., 4.00%, 5/1/25, Callable 3/1/25 @ 100.00^	246,168
440,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100.00^	420,200
830,000	US BanCorp, Series X, 3.15%, 4/27/27, Callable 3/27/27 @ 100.00^	793,392
790,000	US Bank NA, 2.05%, 10/23/20, Callable 9/23/20 @ 100.00, MTN	771,326
128,000	Wachovia Corp., 5.50%, 8/1/35	136,499
514,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	507,473
1,590,000	Wells Fargo & Co., 2.10%, 7/26/21	1,527,790
2,960,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN^	2,851,024
2,750,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100.00^	2,674,198
320,000	Wells Fargo & Co., 4.13%, 8/15/23^	321,730
250,000	Wells Fargo & Co., 3.00%, 4/22/26	231,762
1,257,000	Wells Fargo & Co., 3.00%, 10/23/26	1,160,633
655,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27	645,494
7,740,000	Wells Fargo Bank NA, 2.60%, 1/15/21	7,616,684

		86,976,194

Beverages (0.6%):
1,090,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100.00	1,104,766
1,625,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100.00	1,671,116
870,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48, Callable 10/15/47 @ 100.00	857,171
685,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100.00	669,087
720,000	Constellation Brands, Inc., 3.60%, 2/15/28, Callable 11/15/27 @ 100.00	680,567
150,000	Dr Pepper Snapple Group, Inc., 4.42%, 12/15/46, Callable 6/15/46 @ 100.00	137,232
1,545,000	Maple Escrow Subsidiary, Inc., 3.55%, 5/25/21^(a)	1,546,365
1,020,000	Maple Escrow Subsidiary, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100.00(a)	1,022,487
1,150,000	Molson Coors Brewing Co., 1.90%, 3/15/19^	1,141,803
675,000	Molson Coors Brewing Co., 2.25%, 3/15/20, Callable 2/15/20 @ 100.00^	664,308
1,200,000	PepsiCo, Inc., 1.70%, 10/6/21, Callable 9/6/21 @ 100.00	1,147,559
200,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/6/26 @ 100.00	182,763
730,000	PepsiCo, Inc., 3.00%, 10/15/27, Callable 7/15/27 @ 100.00^	693,510

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$200,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/6/46 @ 100.00	$179,362

		11,698,096

Biotechnology (0.6%):
1,000,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100.00^	971,727
2,250,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100.00	2,179,142
240,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100.00	229,501
570,000	Amgen, Inc., 2.20%, 5/11/20	560,988
500,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100.00	478,900
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100.00^	452,667
640,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100.00	577,671
350,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100.00	333,576
254,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100.00	249,617
1,454,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100.00	1,437,705
450,000	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100.00	440,538
512,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100.00	498,259
485,000	Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100.00	458,923
1,650,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100.00	1,640,490
50,000	Gilead Sciences, Inc., 2.50%, 9/1/23, Callable 7/1/23 @ 100.00	47,665
800,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100.00	789,829
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100.00	239,723
880,000	Gilead Sciences, Inc., 4.15%, 3/1/47, Callable 9/1/46 @ 100.00	841,172

		12,428,093

Capital Markets (2.0%):
1,710,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100.00	1,644,544
1,475,000	Bank of New York Mellon Corp. (The), 2.05%, 5/3/21, Callable 4/3/21 @ 100.00, MTN	1,428,997
2,690,000	Bank of New York Mellon Corp. (The), 2.95%, 1/29/23, Callable 12/29/22 @ 100.00	2,629,064
135,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 2/4/26 @ 100.00^	126,959
480,000	Bank of New York Mellon Corp. (The), 3.44%(US0003M+107bps), 2/7/28, Callable 2/7/27 @ 100.00, MTN	468,474
185,000	Bank of New York Mellon Corp. (The), 3.00%, 10/30/28, Callable 7/30/28 @ 100.00	169,007

Continued

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$1,000,000	Bank of New York Mellon Corp. (The), 3.30%, 8/23/29, Callable 5/23/29 @ 100.00, MTN	$929,637
950,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100.00	898,938
1,435,000	Chalres Schwab Corp., Series E, 4.62%(US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100.00^	1,433,206
305,000	CME Group, Inc., 3.75%, 6/15/28, Callable 3/15/28 @ 100.00	307,406
1,330,000	Goldman Sachs Bank USA, Series B, 3.20%, 6/5/20^	1,333,872
1,815,000	Goldman Sachs Group, Inc., 4.00%, 3/3/24	1,816,269
425,000	Goldman Sachs Group, Inc., 3.49%(US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100.00^	419,821
1,320,000	Goldman Sachs Group, Inc., 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100.00	1,251,338
2,375,000	Goldman Sachs Group, Inc., 4.22%(US0003M+130bps), 5/1/29, Callable 5/1/28 @ 100.00^	2,339,162
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100.00^	604,244
2,425,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21, Callable 1/25/21 @ 100.00	2,393,456
4,730,000	Goldman Sachs Group, Inc. (The), 3.14%(US0003M+78bps), 10/31/22, Callable 10/31/21 @ 100.00	4,730,964
415,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100.00	402,093
106,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27^	114,825
1,385,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100.00	1,330,054
180,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100.00	178,593
760,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100.00	753,886
945,000	Morgan Stanley, 3.13%, 1/23/23	922,069
1,555,000	Morgan Stanley, 3.75%, 2/25/23	1,556,763
570,000	Morgan Stanley, 3.74%(US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100.00	566,580
2,880,000	Morgan Stanley, 3.13%, 7/27/26, MTN	2,679,049
4,420,000	Morgan Stanley, 3.77%(US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100.00^	4,257,911
760,000	Morgan Stanley, 4.38%, 1/22/47	725,775
1,355,000	State Street Corp., 2.55%, 8/18/20^	1,343,965
741,000	State Street Corp., Series F, 5.25%(US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100.00^	761,192

		40,518,113

Chemicals (0.2%):
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100.00	46,155
345,000	E.I. du Pont de Nemours & Co., 2.20%, 5/1/20	340,061

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100.00	$407,548
220,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100.00	215,642
1,000,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/1/26 @ 100.00^	924,182
199,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100.00	190,825
90,000	Monsanto Co., 4.40%, 7/15/44, Callable 1/15/44 @ 100.00	83,385
250,000	Monsanto Co., 3.95%, 4/15/45, Callable 10/15/44 @ 100.00	217,031
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100.00	209,722
1,500,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47, Callable 12/1/46 @ 100.00^	1,431,620

		4,066,171

Commercial Services & Supplies (0.1%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100.00	514,775
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100.00	41,789
575,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100.00	544,968
1,310,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100.00	1,292,275

		2,393,807

Communications Equipment (0.1%):
35,000	Cisco Systems, Inc., 2.20%, 9/20/23, Callable 7/20/23 @ 100.00	33,026
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100.00	133,805
1,000,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100.00	980,530
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100.00^	49,846
400,000	Motorola Solutions, Inc., 3.50%, 9/1/21	397,570
224,000	Motorola Solutions, Inc., 4.00%, 9/1/24^	217,214

		1,811,991

Consumer Finance (1.4%):
1,400,000	American Express Co., 3.38%, 5/17/21, Callable 4/17/21 @ 100.00	1,401,669
320,000	American Express Co., 3.00%, 10/30/24, Callable 9/29/24 @ 100.00	305,328
530,000	American Express Credit Corp., 2.38%, 5/26/20, Callable 4/25/20 @ 100.00	522,308
635,000	American Honda Finance Corp., Series G, 1.70%, 9/9/21	608,367
335,000	Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100.00	311,279
4,120,000	Capital One NA, 2.35%, 1/31/20, Callable 12/31/19 @ 100.00	4,060,723
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100.00	454,737

Continued

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$250,000	Discover Bank, 3.35%, 2/6/23, Callable 1/6/23 @ 100.00	$243,624
370,000	Discover Bank, 3.45%, 7/27/26, Callable 4/27/26 @ 100.00	343,316
850,000	Ford Motor Credit Co. LLC, 3.10%, 5/4/23^	809,482
435,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	416,952
810,000	Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/2/27 @ 100.00^	751,659
2,269,000	General Motors Financial Co., Inc., 3.20%, 7/13/20, Callable 6/13/20 @ 100.00	2,258,298
1,740,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	1,701,019
755,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	769,553
1,752,000	General Motors Financial Co., Inc., 3.95%, 4/13/24, Callable 2/13/24 @ 100.00^	1,714,519
1,140,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100.00	1,123,648
220,000	Hyundai Capital America, 2.40%, 10/30/18(a)	219,676
95,000	Hyundai Capital America, 2.50%, 3/18/19(a)	94,562
2,060,000	Hyundai Capital America, 1.75%, 9/27/19(a)	2,019,995
945,000	Hyundai Capital America, 2.55%, 4/3/20(a)	928,681
588,000	Hyundai Capital America, 3.00%, 10/30/20(a)	580,098
225,000	John Deere Capital Corp., 2.65%, 1/6/22, MTN	220,156
1,400,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21(a)	1,390,672
1,285,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100.00^	1,285,745
1,690,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100.00	1,686,412
2,250,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100.00	2,226,276

		28,448,754

Containers & Packaging (0.1%):
715,000	International Paper Co., 4.35%, 8/15/48, Callable 2/15/48 @ 100.00	641,379
685,000	WestRock RKT Co., 4.90%, 3/1/22	713,530

		1,354,909

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	155,332
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	394,507
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100.00	102,947
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100.00^	523,576

		1,176,362

Diversified Financial Services (0.2%):
1,870,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100.00^(a)	1,855,269
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100.00	132,113
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100.00	91,533
2,575,000	Daimler Finance North America LLC, 2.70%, 8/3/20(a)	2,540,535

		4,619,450

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (1.2%):
$1,000,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100.00	$984,078
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100.00	151,434
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100.00	180,935
2,000,000	AT&T, Inc., 4.13%, 2/17/26, Callable 11/17/25 @ 100.00^	1,954,832
5,516,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100.00(a)	5,206,586
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100.00	157,241
122,000	AT&T, Inc., 5.35%, 9/1/40	119,067
2,465,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100.00	2,088,193
1,010,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100.00	902,210
560,000	Verizon Communications, Inc., 4.13%, 3/16/27	554,199
4,604,000	Verizon Communications, Inc., 4.33%, 9/21/28(a)	4,563,029
1,930,000	Verizon Communications, Inc., 4.50%, 8/10/33	1,868,977
705,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100.00	657,506
880,000	Verizon Communications, Inc., 4.13%, 8/15/46	754,915
1,962,000	Verizon Communications, Inc., 4.86%, 8/21/46	1,874,832
1,385,000	Verizon Communications, Inc., 5.01%, 4/15/49	1,348,783
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	493,319

		23,860,136

Electric Utilities (1.4%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100.00	412,967
290,000	AEP Texas, Inc., 3.95%, 6/1/28, Callable 3/1/28 @ 100.00(a)	289,088
168,000	Alabama Power Co., Series 11-C, 5.20%, 6/1/41	188,785
320,000	Alabama Power Co., 3.85%, 12/1/42	301,546
640,000	Alabama Power Co., 4.15%, 8/15/44, Callable 2/15/44 @ 100.00	631,655
480,000	Alabama Power Co., Series A, 4.30%, 7/15/48, Callable 1/15/48 @ 100.00	487,448
680,000	Alliant Energy Finance, 3.75%, 6/15/23, Callable 5/15/23 @ 100.00(a)	679,875
500,000	Baltimore Gas & Electric, 2.80%, 8/15/22, Callable 5/15/22 @ 100.00	488,699
500,000	Baltimore Gas & Electric, 2.40%, 8/15/26, Callable 5/15/26 @ 100.00^	455,083
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100.00	843,095
1,435,000	Berkshire Hathaway Energy Co., 3.25%, 4/15/28, Callable 1/15/28 @ 100.00^	1,364,754
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	254,178
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100.00	430,828
1,000,000	Duke Energy Carolinas, 4.25%, 12/15/41, Callable 6/15/41 @ 100.00	1,018,990
555,000	Duke Energy Carolinas, 3.75%, 6/1/45, Callable 12/1/44 @ 100.00	520,949

Continued

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$465,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100.00	$451,287
1,500,000	Duke Energy Corp., 1.80%, 9/1/21, Callable 8/1/21 @ 100.00	1,435,803
430,000	Duke Energy Corp., 3.05%, 8/15/22, Callable 5/15/22 @ 100.00	423,090
1,640,000	Duke Energy Corp., 3.95%, 10/15/23, Callable 7/15/23 @ 100.00	1,658,465
1,500,000	Duke Energy Corp., 2.65%, 9/1/26, Callable 6/1/26 @ 100.00	1,351,008
600,000	Duke Energy Corp., 3.75%, 9/1/46, Callable 3/1/46 @ 100.00	528,485
45,000	Emera US Finance LP, 2.15%, 6/15/19	44,530
850,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100.00	850,780
490,000	Entergy Texas, Inc., 3.45%, 12/1/27, Callable 9/1/27 @ 100.00	475,844
440,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100.00	417,639
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100.00	133,798
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100.00	14,578
35,000	Exelon Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100.00	33,242
92,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100.00	96,849
163,000	Exelon Corp., 5.63%, 6/15/35	188,628
450,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/1/25 @ 100.00^	439,068
110,000	Florida Power & Light Co., 5.69%, 3/1/40	133,833
460,000	Florida Power & Light Co., 4.05%, 6/1/42, Callable 12/1/41 @ 100.00	465,024
170,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100.00	166,473
340,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100.00	319,822
120,000	Florida Power & Light Co., 4.13%, 6/1/48, Callable 12/1/47 @ 100.00	121,295
568,000	Georgia Power Co., 2.00%, 3/30/20	558,534
750,000	Georgia Power Co., 3.25%, 3/30/27, Callable 12/30/26 @ 100.00	709,965
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	48,981
290,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	289,959
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27, Callable 2/1/27 @ 100.00	350,847
110,000	Northern States Power Co., 3.40%, 8/15/42, Callable 2/15/42 @ 100.00^	99,505
320,000	Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100.00	292,836
660,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100.00	608,418
160,000	Ohio Power Co., Series G, 6.60%, 2/15/33	204,775
120,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47 @ 100.00^	120,683

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$170,000	Oncor Electric Delivery Co., LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100.00	$162,437
325,000	PacifiCorp., 5.75%, 4/1/37	390,703
1,000,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100.00	983,543
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100.00	590,405
395,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100.00	390,996
510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100.00	510,256
1,075,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100.00	1,032,016
215,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100.00	201,324
730,000	Virginia Electric & Power Co., Series A, 3.80%, 4/1/28, Callable 1/1/28 @ 100.00	725,759
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	31,387
2,110,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100.00	2,016,105
255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100.00^	245,027

		28,681,942

Electrical Equipment (0.0%):
645,000	Eaton Corp., 2.75%, 11/2/22	626,231

Electronic Equipment, Instruments & Components (0.1%):
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100.00	39,416
2,025,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100.00	1,765,364

		1,804,780

Energy Equipment & Services (0.2%):
665,000	Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47, Callable 6/15/47 @ 100.00	594,284
75,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100.00	74,464
2,490,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28, Callable 11/1/27 @ 100.00(a)	2,328,973
610,000	Schlumberger Holdings Corp., 4.00%, 12/21/25, Callable 9/21/25 @ 100.00(a)	607,963

		3,605,684

Equity Real Estate Investment Trusts (0.2%):
25,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100.00	24,971
175,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100.00	167,756
2,000,000	Crown Castle International Corp., 5.25%, 1/15/23	2,095,675
535,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100.00	504,462
240,000	Crown Castle International Corp., 4.75%, 5/15/47, Callable 11/15/46 @ 100.00	226,241
1,460,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100.00	1,336,265

		4,355,370

Continued

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.7%):
$3,745,000	CVS Health Corp., 3.13%, 3/9/20	$3,740,162
2,000,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100.00	1,981,116
705,000	CVS Health Corp., 3.35%, 3/9/21	704,225
1,175,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100.00	1,169,041
2,750,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100.00	2,712,624
155,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100.00	157,058
695,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100.00	707,299
970,000	Sysco Corp., 3.55%, 3/15/25, Callable 1/15/25 @ 100.00^	950,568
1,375,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100.00	1,281,574
650,000	Walgreens Boots Alliance, Inc., 4.65%, 6/1/46, Callable 12/1/45 @ 100.00	597,360
295,000	Wal-Mart Stores, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100.00^	296,871
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100.00	300,140
189,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100.00	197,054
140,000	Wal-Mart Stores, Inc., 4.05%, 6/29/48, Callable 12/29/47 @ 100.00	140,979

		14,936,071

Food Products (0.3%):
3,425,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100.00	3,302,365
330,000	Cargill, Inc., 3.25%, 3/1/23^(a)	327,842
855,000	General Mills, Inc., 4.00%, 4/17/25, Callable 2/17/25 @ 100.00	842,031
470,000	Kraft Heinz Foods Co., 3.00%, 6/1/26, Callable 3/1/26 @ 100.00	423,246
310,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100.00	268,182
1,011,000	Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100.00	956,470
320,000	Tyson Foods, Inc., 4.55%, 6/2/47, Callable 12/2/46 @ 100.00	306,449

		6,426,585

Health Care Equipment & Supplies (0.3%):
1,335,000	Abbott Laboratories, 3.40%, 11/30/23, Callable 9/30/23 @ 100.00	1,317,144
975,000	Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100.00^	922,762
35,000	Abbott Laboratories, 3.88%, 9/15/25, Callable 6/15/25 @ 100.00	34,888
270,000	Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100.00	265,389
166,000	Abbott Laboratories, 4.75%, 4/15/43, Callable 10/15/42 @ 100.00	172,810
1,070,000	Baxter International, Inc., 1.70%, 8/15/21, Callable 7/15/21 @ 100.00	1,016,340

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$109,000	Becton, Dickinson & Co., 2.68%, 12/15/19	$108,183
84,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100.00	82,005
395,000	Edwards Lifesciences Corp., 4.30%, 6/15/28, Callable 3/15/28 @ 100.00	394,361
311,000	Medtronic, Inc., 3.15%, 3/15/22	308,509
830,000	Medtronic, Inc., 3.50%, 3/15/25	821,298
810,000	Medtronic, Inc., 4.63%, 3/15/45	858,636
200,000	Stryker Corp., 2.63%, 3/15/21, Callable 2/15/21 @ 100.00	196,609
460,000	Stryker Corp., 3.38%, 11/1/25, Callable 8/1/25 @ 100.00	441,899

		6,940,833

Health Care Providers & Services (0.3%):
55,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100.00	52,814
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100.00	351,643
110,000	Aetna, Inc., 3.88%, 8/15/47, Callable 2/15/47 @ 100.00	98,411
715,000	Anthem, Inc., 2.95%, 12/1/22, Callable 11/1/22 @ 100.00^	694,408
525,000	Anthem, Inc., 3.35%, 12/1/24, Callable 10/1/24 @ 100.00	507,180
345,000	Anthem, Inc., 3.65%, 12/1/27, Callable 9/1/27 @ 100.00	326,815
255,000	Anthem, Inc., 4.38%, 12/1/47, Callable 6/1/47 @ 100.00	235,319
710,000	Cigna Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100.00	667,616
230,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100.00	207,449
220,000	Humana, Inc., 4.80%, 3/15/47, Callable 9/15/46 @ 100.00	226,007
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20	159,045
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	545,774
1,000,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	954,338
1,320,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,410,302
220,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100.00	214,399

		6,651,520

Hotels, Restaurants & Leisure (0.1%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100.00	9,932
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100.00	52,105
120,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100.00	120,974
60,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100.00, MTN	62,993
1,110,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100.00, MTN	1,095,382

		1,341,386

Household Durables (0.0%):
645,000	Newell Rubbermaid, Inc., 3.85%, 4/1/23, Callable 2/1/23 @ 100.00	635,334

Continued

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Household Products (0.0%):
$740,000	Clorox Co. (The), 3.90%, 5/15/28, Callable 2/15/28 @ 100.00^	$733,808

Industrial Conglomerates (0.4%):
2,565,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	2,673,346
4,750,000	General Electric Co., Series D, 5.00%(US0003M+333bps), 12/31/49, Callable 1/21/21 @ 100.00^	4,678,750
164,000	Georgia-Pacific LLC, 5.40%, 11/1/20(a)	171,798
505,000	Georgia-Pacific LLC, 3.73%, 7/15/23, Callable 4/15/23 @ 100.00(a)	507,267
309,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100.00(a)	307,605

		8,338,766

Insurance (0.3%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	320,259
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	405,545
700,000	American International Group, Inc., 5.75%(US0003M+287bps), 4/1/48, Callable 4/1/28 @ 100.00	689,500
810,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100.00	700,039
235,000	Brighthouse Financial, Inc., 4.70%, 6/22/47, Callable 12/22/46 @ 100.00	193,672
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	377,884
20,000	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25, Callable 12/10/24 @ 100.00	19,559
1,060,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100.00^	1,049,628
610,000	Marsh & McLennan Cos., Inc., 4.35%, 1/30/47, Callable 7/30/46 @ 100.00^	606,779
95,000	Principal Financial Group, Inc., 3.13%, 5/15/23	92,824
196,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100.00	183,536
25,000	Principal Financial Group, Inc., 4.63%, 9/15/42	25,150
12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	15,888
50,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	52,634
540,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100.00(a)	516,419
195,000	Travelers Cos., Inc., 4.05%, 3/7/48, Callable 9/7/47 @ 100.00^	188,966
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100.00	216,451

		5,654,733

Internet & Direct Marketing Retail (0.1%):
116,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100.00	127,094
368,000	Amazon.com, Inc., 4.05%, 8/22/47, Callable 2/22/47 @ 100.00	360,495

Principal Amount		Fair Value
Corporate Bonds, continued
Internet & Direct Marketing Retail, continued
$570,000	Amazon.com, Inc., 4.25%, 8/22/57, Callable 2/22/57 @ 100.00	$562,040

		1,049,629

Internet Software & Services (0.0%):
275,000	eBay, Inc., 4.00%, 7/15/42, Callable 1/15/42 @ 100.00	239,128

IT Services (0.2%):
125,000	DXC Technology Co., 2.88%, 3/27/20^	124,105
49,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100.00	51,519
250,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100.00	232,196
420,000	International Business Machines Corp., 2.88%, 11/9/22	412,437
100,000	International Business Machines Corp., 4.70%, 2/19/46^	109,126
300,000	Total System Services, Inc., 3.80%, 4/1/21, Callable 3/1/21 @ 100.00	302,051
680,000	Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100.00	673,894
1,720,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100.00	1,663,891

		3,569,219

Leisure Products (0.0%):
220,000	Hasbro, Inc., 3.50%, 9/15/27, Callable 6/15/27 @ 100.00^	203,513

Life Sciences Tools & Services (0.0%):
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100.00	314,708
550,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100.00	508,101
140,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27 @ 100.00	130,883

		953,692

Machinery (0.1%):
395,000	Crane Co., 4.20%, 3/15/48, Callable 9/15/47 @ 100.00	375,464
910,000	Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100.00	901,109

		1,276,573

Media (1.0%):
880,000	CBS Corp., 3.70%, 6/1/28, Callable 3/1/28 @ 100.00(a)	819,560
341,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100.00	298,656
3,380,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100.00	2,740,913
2,105,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100.00(a)	1,994,209
250,000	Discovery Communications LLC, 2.20%, 9/20/19	247,262
2,310,000	Discovery Communications LLC, 2.95%, 3/20/23, Callable 2/20/23 @ 100.00	2,209,120
325,000	Discovery Communications LLC, 3.95%, 6/15/25, Callable 5/15/25 @ 100.00(a)	316,822

Continued

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$65,000	Discovery Communications LLC, 5.20%, 9/20/47, Callable 3/20/47 @ 100.00^	$63,046
392,000	Discovery Communications, Inc., 4.88%, 4/1/43	363,438
915,000	NBCUniversal Enterprise, Inc., 2.71%(US0003M+40bps), 4/1/21(a)	916,266
5,730,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100.00(a)	5,787,301
820,000	NBCUniversal Media LLC, 5.15%, 4/30/20	847,353
1,920,000	Time Warner, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100.00	1,813,199
1,300,000	Time Warner, Inc., 5.35%, 12/15/43	1,269,406
206,000	Twenty-First Century Fox, Inc., 6.40%, 12/15/35	247,107
480,000	Viacom, Inc., 5.85%, 9/1/43, Callable 3/1/43 @ 100.00	479,784

		20,413,442

Metals & Mining (0.0%):
400,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100.00	399,552

Multiline Retail (0.0%):
423,000	Dollar General Corp., 4.15%, 11/1/25, Callable 8/1/25 @ 100.00	423,246
270,000	Target Corp., 3.63%, 4/15/46	240,545

		663,791

Multi-Utilities (0.2%):
240,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100.00^	242,342
170,000	Black Hills Corp., 3.15%, 1/15/27, Callable 7/15/26 @ 100.00	157,060
190,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100.00	186,498
745,000	CenterPoint Energy Resources Corp., 4.10%, 9/1/47, Callable 3/1/47 @ 100.00	709,475
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100.00	79,435
775,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100.00	801,712
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	251,260
600,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100.00	566,449
590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100.00	583,043
515,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100.00	492,448
315,000	WEC Energy Group, Inc., 3.38%, 6/15/21^	315,895

		4,385,617

Oil, Gas & Consumable Fuels (2.7%):
850,000	Andeavor, 4.75%, 12/15/23, Callable 10/15/23 @ 100.00	882,063
135,000	Apache Corp., 6.00%, 1/15/37	147,192
689,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100.00	677,924
270,000	Buckeye Partners, LP, 4.88%, 2/1/21, Callable 11/1/20 @ 100.00^	274,726
1,407,000	Buckeye Partners, LP, 5.85%, 11/15/43, Callable 5/15/43 @ 100.00	1,356,026

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$418,000	Buckeye Partners, LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100.00	$390,098
2,900,000	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100.00	2,923,936
2,630,000	Cimarex Energy Co., 3.90%, 5/15/27, Callable 2/15/27 @ 100.00	2,525,350
800,000	Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100.00	811,826
250,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100.00	259,405
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100.00	256,047
700,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100.00	694,047
1,350,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100.00	1,349,231
479,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100.00	493,131
120,000	Enterprise Products Operating LLC, 4.25%, 2/15/48, Callable 8/15/47 @ 100.00^	111,652
1,480,000	Enterprise Products Operating LLC, Series A, 6.07%(US0003M+371bps), 8/1/66, Callable 8/3/18 @ 100.00	1,483,700
1,495,000	Enterprise Products Operating LLC, Series E, 5.25%(US0003M+303bps), 8/16/77, Callable 8/16/27 @ 100.00^	1,390,350
885,000	Enterprise Products Operating LLC, 5.38%(US0003M+257bps), 2/15/78, Callable 2/15/28 @ 100.00^	806,754
595,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100.00	596,166
445,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/1/20 @ 100.00	439,975
450,000	EOG Resources, Inc., 2.63%, 3/15/23, Callable 12/15/22 @ 100.00^	431,987
1,480,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100.00^	1,513,731
1,300,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100.00	1,261,229
330,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100.00	328,980
2,510,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100.00	2,526,652
200,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100.00	185,596
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100.00	227,366
150,000	Magellan Midstream Partners LP, 4.20%, 10/3/47, Callable 4/3/47 @ 100.00	136,669
348,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100.00	331,093
1,420,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100.00	1,450,049
330,000	MPLX LP, 5.20%, 3/1/47, Callable 9/1/46 @ 100.00	327,896
740,000	Occidental Petroleum Corp., 2.70%, 2/15/23, Callable 11/15/22 @ 100.00	718,943

Continued

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,920,000	Phillips 66, 3.90%, 3/15/28, Callable 12/15/27 @ 100.00	$1,873,882
411,000	Pioneer Natural Resource, 3.95%, 7/15/22, Callable 4/15/22 @ 100.00	415,698
2,974,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100.00^	3,058,106
145,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100.00	142,135
190,000	Sabine Pass Liquefaction, 5.88%, 6/30/26, Callable 12/31/25 @ 100.00	203,774
1,500,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100.00	1,591,460
1,680,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100.00	1,791,980
4,700,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100.00	4,999,233
1,000,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22, Callable 12/15/21 @ 100.00	1,075,763
290,000	Spectra Energy Partners, 3.38%, 10/15/26, Callable 7/15/26 @ 100.00^	267,182
470,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100.00	479,662
505,000	Spectra Energy Partners LP, 3.50%, 3/15/25, Callable 12/15/24 @ 100.00	481,633
1,030,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100.00	954,175
378,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100.00	344,102
985,000	Tesoro Logistics LP, 5.25%, 1/15/25, Callable 1/15/21 @ 102.63	1,009,507
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100.00(a)	210,344
1,625,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100.00^(a)	1,530,094
3,145,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100.00(a)	2,818,921
426,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100.00	516,286
1,970,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100.00(a)	1,914,563
865,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100.00(a)	831,944

		53,820,234

Pharmaceuticals (0.3%):
960,000	Bayer US Finance II LLC, 3.50%, 6/25/21, Callable 5/25/21 @ 100.00(a)	961,909
1,540,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	1,514,953
560,000	GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	564,414
500,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/1/25 @ 100.00^	469,114
200,000	Johnson & Johnson, 2.95%, 3/3/27, Callable 12/3/26 @ 100.00	192,380
1,195,000	Johnson & Johnson, 2.90%, 1/15/28, Callable 10/15/27 @ 100.00^	1,140,589
250,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100.00	237,670

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$45,000	Novartis Capital Corp., 3.10%, 5/17/27, Callable 2/17/27 @ 100.00	$43,204
320,000	Pfizer, Inc., 4.40%, 5/15/44^	332,660

		5,456,893

Professional Services (0.1%):
120,000	Equifax, Inc., 2.30%, 6/1/21, Callable 5/1/21 @ 100.00	115,773
85,000	Relx Capital, Inc., 3.13%, 10/15/22, Callable 7/15/22 @ 100.00	83,394
1,175,000	Relx Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100.00^	1,162,569

		1,361,736

Real Estate Management & Development (0.1%):
1,617,000	CC Holdings GS V LLC, 3.85%, 4/15/23	1,602,354
575,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	550,563

		2,152,917

Road & Rail (0.4%):
1,000,000	Burlington North Santa Fe LLC, 3.05%, 9/1/22, Callable 6/1/22 @ 100.00	988,393
490,000	Burlington North Santa Fe LLC, 4.55%, 9/1/44, Callable 3/1/44 @ 100.00	509,325
1,305,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100.00	1,226,320
1,035,000	CSX Corp., 3.80%, 11/1/46, Callable 5/1/46 @ 100.00^	917,087
485,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100.00^	462,166
432,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100.00	403,073
575,000	Norfolk Southern Corp., 3.15%, 6/1/27, Callable 3/1/27 @ 100.00	538,832
500,000	Penske Truck Leasing, 3.40%, 11/15/26, Callable 8/15/26 @ 100.00(a)	466,250
1,090,000	Ryder System, Inc., 2.65%, 3/2/20, Callable 2/2/20 @ 100.00, MTN	1,080,907
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100.00	423,398
1,705,000	Union Pacific Corp., 4.10%, 9/15/67, Callable 3/15/67 @ 100.00	1,495,919
435,513	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	421,921

		8,933,591

Semiconductors & Semiconductor Equipment (0.6%):
850,000	Analog Devices, Inc., 2.85%, 3/12/20	845,830
515,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/5/26 @ 100.00^	491,182
280,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100.00	279,043
190,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100.00	202,387
130,000	Applied Materials, Inc., 5.85%, 6/15/41	157,541
1,970,000	Broadcom Cayman Finance, Ltd., 3.00%, 1/15/22, Callable 12/15/21 @ 100.00	1,916,142

Continued

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$1,570,000	Broadcom Cayman Finance, Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100.00	$1,519,773
2,035,000	Broadcom Cayman Finance, Ltd., 3.13%, 1/15/25, Callable 11/15/24 @ 100.00^	1,887,792
220,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100.00	221,078
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100.00	19,636
645,000	Lam Research Corp., 2.75%, 3/15/20, Callable 2/15/20 @ 100.00	641,228
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100.00	296,848
1,300,000	Microchip Technology, Inc., 3.92%, 6/1/21(a)	1,302,159
538,000	Qualcomm, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100.00	517,736
978,000	Qualcomm, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100.00	978,043
910,000	Qualcomm, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100.00	846,594
270,000	Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100.00	274,018
800,000	Xilinx, Inc., 2.95%, 6/1/24, Callable 4/1/24 @ 100.00	760,932

		13,157,962

Software (0.6%):
600,000	Activision Blizzard, 3.40%, 9/15/26, Callable 6/15/26 @ 100.00	569,762
1,845,000	Activision Blizzard, Inc., 2.30%, 9/15/21, Callable 8/15/21 @ 100.00	1,785,210
1,600,000	Activision Blizzard, Inc., 3.40%, 6/15/27, Callable 3/15/27 @ 100.00	1,512,800
345,000	Autodesk, Inc., 3.50%, 6/15/27, Callable 3/15/27 @ 100.00	322,831
770,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100.00	758,204
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100.00	885,571
825,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100.00	802,301
270,000	Microsoft Corp., Series 30Y, 4.25%, 2/6/47, Callable 8/6/46 @ 100.00	286,405
250,000	Microsoft Corp., 3.95%, 8/8/56, Callable 2/8/56 @ 100.00	244,389
760,000	Microsoft Corp., 4.50%, 2/6/57, Callable 8/6/56 @ 100.00	825,004
965,000	Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100.00	910,290
1,465,000	Oracle Corp., 2.65%, 7/15/26, Callable 4/15/26 @ 100.00	1,351,071
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100.00	198,864
525,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100.00	495,380
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100.00	439,601

		11,387,683

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail (0.1%):
$1,225,000	Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100.00	$938,437
750,000	Home Depot, Inc. (The), 3.00%, 4/1/26, Callable 1/1/26 @ 100.00^	716,638
560,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100.00	563,365
290,000	Lowe’s Cos., Inc., 3.38%, 9/15/25, Callable 6/15/25 @ 100.00	283,968
145,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100.00	132,639

		2,635,047

Technology Hardware, Storage & Peripherals (0.3%):
1,340,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100.00	1,443,582
1,015,000	Apple, Inc., 3.85%, 8/4/46, Callable 2/4/46 @ 100.00	957,348
170,000	Apple, Inc., 4.25%, 2/9/47, Callable 8/9/46 @ 100.00	172,422
1,900,000	Apple, Inc., 3.75%, 11/13/47, Callable 5/13/47 @ 100.00^	1,784,463
220,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100.00(a)	231,086
680,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100.00(a)	818,937
400,000	Xerox Corp., 3.63%, 3/15/23, Callable 2/15/23 @ 100.00	383,798

		5,791,636

Textiles, Apparel & Luxury Goods (0.0%):
245,000	Coach, Inc., 4.13%, 7/15/27, Callable 4/15/27 @ 100.00	233,631

Tobacco (0.4%):
475,000	Altria Group, Inc., 2.85%, 8/9/22^	463,782
300,000	Altria Group, Inc., 2.63%, 9/16/26, Callable 6/16/26 @ 100.00^	273,190
940,000	BAT Capital Corp., 3.22%, 8/15/24, Callable 6/15/24 @ 100.00(a)	890,399
1,075,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100.00^(a)	1,000,181
1,080,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100.00(a)	1,008,469
714,000	Philip Morris International, Inc., 2.50%, 8/22/22	687,832
310,000	Philip Morris International, Inc., 3.38%, 8/11/25, Callable 5/11/25 @ 100.00	301,450
92,000	Reynolds American, Inc., 3.25%, 6/12/20	91,906
450,000	Reynolds American, Inc., 4.00%, 6/12/22	452,802
1,030,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100.00	1,036,596
955,000	RJ Reynolds Tobacco Co., 6.88%, 5/1/20	1,013,409

		7,220,016

Trading Companies & Distributors (0.0%):
215,000	Air Lease Corp., 3.88%, 7/3/23, Callable 6/3/23 @ 100.00	212,868
75,000	Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100.00	68,764

		281,632

Continued

13

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.8%):
$9,786,563	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	$9,676,463
7,035,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	6,980,831

		16,657,294

Total Corporate Bonds (Cost $528,468,212)		514,216,953

Yankee Dollars (9.8%):
Auto Components (0.0%):
641,000	Aptiv plc, 4.40%, 10/1/46, Callable 4/1/46 @ 100.00	602,217

Automobiles (0.1%):
1,300,000	Volkswagen International Finance NV, 4.00%, 8/12/20(a)	1,318,228

Banks (4.0%):
3,145,000	ABN AMRO Bank NV, 2.65%, 1/19/21(a)	3,088,513
800,000	Banco Santander SA, 4.38%, 4/12/28	764,901
2,045,000	Bank of Nova Scotia, Series E, 3.13%, 4/20/21	2,034,441
1,915,000	Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20(a)	1,890,865
1,275,000	Barclays Bank plc, 2.75%, 11/8/19	1,264,862
1,608,000	Barclays Bank plc, 5.14%, 10/14/20^	1,646,663
2,782,000	Barclays Bank plc, 3.25%, 1/12/21	2,742,148
910,000	Barclays Bank plc, 4.34%(US0003M+136bps), 5/16/24, Callable 5/16/23 @ 100.00	898,750
888,000	Barclays Bank plc, 4.38%, 1/12/26^	862,483
2,990,000	Barclays Bank plc, 4.97%(US0003M+190bps), 5/16/29, Callable 5/16/28 @ 100.00	2,962,241
1,960,000	BNP Paribas SA, 3.38%, 1/9/25(a)	1,851,578
1,400,000	BNP Paribas SA, 4.63%, 3/13/27(a)	1,374,140
240,000	BNP Paribas SA, 3.50%, 11/16/27^(a)	222,652
1,200,000	BNP Paribas SA, 4.38%(USSW5+148bps), 3/1/33, Callable 3/1/28 @ 100.00^(a)	1,125,636
470,000	BPCE SA, 3.00%, 5/22/22(a)	453,954
510,000	BPCE SA, 5.70%, 10/22/23(a)	532,605
1,855,000	Credit Agricole SA, 3.25%, 10/4/24(a)	1,746,841
450,000	Danske Bank A/S, 3.88%, 9/12/23(a)	446,507
2,075,000	HSBC Holdings plc, 2.95%, 5/25/21	2,042,898
1,525,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100.00	1,493,772
400,000	HSBC Holdings plc, 3.95%(US0003M+99bps), 5/18/24, Callable 5/18/23 @ 100.00	398,568
1,600,000	HSBC Holdings plc, 4.38%, 11/23/26^	1,572,791
200,000	HSBC Holdings plc, 4.58%(US0003M+153bps), 6/19/29, Callable 6/19/28 @ 100.00	202,007
1,630,000	ING Bank NV, 2.45%, 3/16/20(a)	1,608,356
440,000	ING Bank NV, 2.75%, 3/22/21(a)	432,210
900,000	ING Bank NV, 5.00%, 6/9/21^(a)	936,007
1,200,000	ING Bank NV, 5.80%, 9/25/23^(a)	1,271,559
600,000	ING Bank NV, Series E, 4.13%(USISDA05+270bps), 11/21/23, Callable 11/21/18 @ 100.00(a)	601,440
1,160,000	ING Groep NV, 3.15%, 3/29/22	1,138,232
835,000	ING Groep NV, 3.95%, 3/29/27^	814,940
1,150,000	Intesa Sanpaolo SpA, 3.13%, 7/14/22(a)	1,061,437
660,000	Intesa Sanpaolo SpA, 3.88%, 7/14/27(a)	569,485
682,000	Lloyds Bank plc, 2.70%, 8/17/20	673,963
200,000	Lloyds Banking Group plc, 3.00%, 1/11/22^	194,807

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$1,270,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100.00	$1,209,622
690,000	Lloyds Banking Group plc, 4.45%, 5/8/25	694,171
2,025,000	Lloyds Banking Group plc, 4.58%, 12/10/25	1,985,027
2,220,000	Lloyds Banking Group plc, 4.65%, 3/24/26	2,184,301
550,000	Lloyds Banking Group plc, 3.75%, 1/11/27	519,888
270,000	Lloyds TSB Bank plc, 6.50%, 9/14/20(a)	285,685
750,000	Mitsubishi UFJ Finance GRP, 3.00%, 2/22/22	736,319
1,041,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	1,029,763
650,000	Mitsubishi UFJ Financial Group, Inc., 2.67%, 7/25/22	627,361
2,890,000	Mizuho Financial Group, 2.95%, 2/28/22	2,820,642
420,000	Mizuho Financial Group, Inc., 2.60%, 9/11/22	402,534
1,010,000	National Australia Bank of New York, 2.13%, 5/22/20	991,382
2,220,000	Nordea Bank AB, 4.88%, 1/27/20(a)	2,279,740
2,135,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	2,094,092
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,651,645
860,000	Royal Bank of Canada, Series G, 2.13%, 3/2/20^	846,971
690,000	Royal Bank of Canada, 2.15%, 10/26/20	674,132
550,000	Royal Bank of Scotland Group plc, 4.89%(US0003M+175bps), 5/18/29, Callable 5/18/28 @ 100.00	547,552
1,985,000	Santander UK Group Holdings plc, 2.88%, 10/16/20^	1,956,351
4,875,000	Santander UK Group Holdings plc, 3.37%(US0003M+108bps), 1/5/24, Callable 1/5/23 @ 100.00	4,687,456
1,200,000	Santander UK Group Holdings plc, 3.82%(US0003M+140bps), 11/3/28, Callable 11/3/27 @ 100.00	1,101,738
240,000	Santander UK Group Holdings plc, 7.95%, 10/26/29	299,076
755,000	Societe Generale SA, 2.63%, 9/16/20^(a)	745,326
1,545,000	Societe Generale SA, 2.50%, 4/8/21(a)	1,503,767
1,375,000	Standard Chartered plc, 2.25%, 4/17/20(a)	1,345,127
210,000	Standard Chartered plc, 3.95%, 1/11/23^(a)	205,156
1,355,000	Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/21	1,339,580
1,655,000	Sumitomo Mitsui Trust Bank, Ltd., 1.95%, 9/19/19(a)	1,632,819
360,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	343,768
525,000	Westpac Banking Corp., 2.15%, 3/6/20	516,532
1,810,000	Westpac Banking Corp., 2.60%, 11/23/20	1,781,388

		80,961,163

Biotechnology (0.1%):
1,445,000	Shire Acq INV Ireland DA, 2.40%, 9/23/21, Callable 8/23/21 @ 100.00	1,383,391
1,700,000	Shire Acq INV Ireland DA, 2.88%, 9/23/23, Callable 7/23/23 @ 100.00	1,599,351

		2,982,742

Building Products (0.0%):
256,000	Johnson Controls International, 4.62%, 7/2/44, Callable 1/2/44 @ 100.00	253,691
50,000	Johnson Controls International plc, 3.90%, 2/14/26, Callable 11/14/25 @ 100.00	49,352

		303,043

Continued

14

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets (1.5%):
$1,515,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	$1,549,197
1,000,000	Credit Suisse Group AG, 3.00%, 10/29/21	986,620
250,000	Credit Suisse Group AG, 3.63%, 9/9/24	245,822
1,380,000	Credit Suisse Group AG, 3.87%(US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100.00(a)	1,297,653
1,775,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	1,755,596
1,705,000	Credit Suisse Group Fun, Ltd., 3.45%, 4/16/21	1,698,587
4,035,000	Deutsche Bank AG, 4.25%, 10/14/21	3,977,986
895,000	Deutsche Bank AG, 4.10%, 1/13/26^	831,519
2,000,000	Deutsche Bank AG, 4.87%(USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100.00^	1,711,040
1,310,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100.00^(a)	1,305,215
320,000	Thomson Reuters Corp., 4.30%, 11/23/23, Callable 8/23/23 @ 100.00	326,545
1,980,000	UBS AG, 2.20%, 6/8/20, Callable 5/8/20 @ 100.00(a)	1,939,194
1,135,000	UBS AG, 2.45%, 12/1/20, Callable 11/1/20 @ 100.00(a)	1,109,482
670,000	UBS Group AG, 4.13%, 9/24/25(a)	665,318
3,675,000	UBS Group Funding, 3.49%, 5/23/23, Callable 5/23/22 @ 100.00(a)	3,592,733
4,335,000	UBS Group Funding, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100.00(a)	4,149,096

		27,141,603

Chemicals (0.0%):
750,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100.00(a)	713,639
45,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100.00	44,819

		758,458

Consumer Finance (0.1%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,612,191
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,368,317

		2,980,508

Diversified Financial Services (0.3%):
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	244,669
1,640,000	Deutsche Telekom International Finance, 1.95%, 9/19/21, Callable 8/19/21 @ 100.00^(a)	1,563,435
635,000	Export Development Canada, 0.88%, 8/27/18(a)	633,628
1,425,000	Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(a)	1,402,404
2,605,000	ORIX Corp., 2.90%, 7/18/22	2,534,355

		6,378,491

Diversified Telecommunication Services (0.1%):
2,362,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	2,329,523
125,000	Telus Corp., 4.60%, 11/16/48, Callable 5/16/48 @ 100.00	122,217

		2,451,740

Electronic Equipment, Instruments & Components (0.1%):
1,165,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 11/9/20^	1,136,788

Principal Amount		Fair Value
Yankee Dollars, continued
Electronic Equipment, Instruments & Components, continued
$125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100.00	$122,401

		1,259,189

Food Products (0.1%):
1,570,000	Danone SA, 2.08%, 11/2/21, Callable 10/2/21 @ 100.00(a)	1,500,884

Health Care Equipment & Supplies (0.0%):
120,000	Covidien International Finance SA, 3.20%, 6/15/22, Callable 3/15/22 @ 100.00	119,113

Industrial Conglomerates (0.3%):
2,874,000	GE Capital International Funding, 4.42%, 11/15/35	2,784,272
2,800,000	GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	2,687,501

		5,471,773

Insurance (0.1%):
1,210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100.00	1,194,523
81,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100.00	75,970
744,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100.00	725,816
200,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100.00	197,491
500,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100.00	495,097

		2,688,897

Internet Software & Services (0.3%):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100.00	308,111
1,680,000	Alibaba Group Holding, Ltd., 3.40%, 12/6/27, Callable 9/6/27 @ 100.00^	1,565,320
1,095,000	Alibaba Group Holding, Ltd., 4.40%, 12/6/57, Callable 6/6/57 @ 100.00	1,012,001
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100.00	468,403
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100.00(a)	1,469,130
2,035,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100.00(a)	1,925,152

		6,748,117

Machinery (0.1%):
1,500,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100.00(a)	1,471,759

Metals & Mining (0.0%):
755,000	Anglo American Capital plc, 3.63%, 9/11/24(a)	714,842

Oil, Gas & Consumable Fuels (0.2%):
320,000	BP Capital Markets plc, 3.51%, 3/17/25^	317,297
555,000	Ecopetrol SA, 4.13%, 1/16/25^	538,350
720,000	Harvest Operations Corp., 4.20%, 6/1/23, Callable 5/1/23 @ 100.00(a)	727,876
69,000	Petroleos Mexicanos, 6.00%, 3/5/20	71,243
883,000	Petroleos Mexicanos, 5.63%, 1/23/46	745,252
490,000	Shell International Finance BV, 1.75%, 9/12/21^	469,336

Continued

15

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$396,000	Suncor Energy, Inc., 6.80%, 5/15/38	$504,715
635,000	TransCanada PipeLines, Ltd., 4.88%, 5/15/48, Callable 11/15/47 @ 100.00	641,188
1,704,000	Transcanada Trust, 5.30%(US0003M+321bps), 3/15/77, Callable 3/15/27 @ 100.00^	1,611,158

		5,626,415

Pharmaceuticals (0.3%):
4,055,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100.00	3,990,071
345,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100.00	338,789
980,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100.00	951,624
690,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ 100.00^	664,212
225,000	AstraZeneca plc, 2.38%, 6/12/22, Callable 5/12/22 @ 100.00	216,428
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	678,322

		6,839,446

Real Estate Management & Development (0.0%):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100.00(a)	243,657

Sovereign Bond (1.9%):
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27^	5,039,655
10,368,000	Mexico Government International Bond, 3.75%, 1/11/28^	9,802,943
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	605,862
600,000	Oriental Republic of Uruguay, 4.38%, 10/27/27^	607,500
689,000	Province of Manitoba, 3.05%, 5/14/24	681,914
870,000	Province of Quebec, 2.50%, 4/20/26	827,406
1,080,000	Qatar Government International Bond, 4.50%, 4/23/28(a)	1,089,925
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100.00^	603,925
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100.00	3,399,972
1,500,000	Republic of Indonesia, 3.50%, 1/11/28^	1,385,217
2,768,000	Republic of Indonesia, 4.10%, 4/24/28^	2,674,705
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100.00	579,313
540,000	Republic of Panama, 4.50%, 5/15/47	523,800
980,000	Republic of Peru, 4.13%, 8/25/27^	1,002,051
281,000	Republic of Peru, 5.63%, 11/18/50	326,311
3,200,000	Republic of Philippines, 3.00%, 2/1/28	2,954,582
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	261,686
2,506,000	United Mexican States, 4.13%, 1/21/26	2,485,952

		34,852,719

Transportation Infrastructure (0.0%):
410,000	Mexico City Airport Trust, 5.50%, 7/31/47, Callable 1/31/47 @ 100.00(a)	365,310

Wireless Telecommunication Services (0.2%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100.00	92,894

Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$130,000	Rogers Communications, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100.00	$135,015
185,000	Rogers Communications, Inc., 4.30%, 2/15/48, Callable 8/15/47 @ 100.00	176,517
1,960,000	Vodafone Group plc, 3.75%, 1/16/24	1,943,250
835,000	Vodafone Group plc, 4.13%, 5/30/25^	831,825
1,885,000	Vodafone Group plc, 5.25%, 5/30/48	1,879,784

		5,059,285

Total Yankee Dollars (Cost $202,990,812)		198,839,599

Municipal Bonds (0.1%):
Massachusetts (0.0%):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @100	485,235

New Jersey (0.1%):
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @100	839,248

New York (0.0%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Continuously Callable @100	608,434

California (0.0%):
50,000	University of California Revenue, 4.86%, 5/15/12	53,011
347,000	University of California Revenue, 4.77%, 5/15/15	360,342

		413,353

Total Municipal Bonds (Cost $2,275,116)		2,346,270

U.S. Government Agency Mortgages (33.4%):
Federal Home Loan Bank (0.3%)
4,080,000	3.56%, 5/16/33	4,119,168

		4,119,168

Federal Home Loan Mortgage Corporation (8.6%)
1,328,425	2.50%, 2/1/24, Pool #G14989	1,321,439
1,357,402	Class A1, Series KIR2, 2.75%, 3/25/27	1,335,295
342,334	3.00%, 9/1/27, Pool #U70060	340,407
184,885	3.00%, 7/1/28, Pool #U79018	183,845
591,000	4.08%, 9/15/29	403,565
88,723	3.00%, 1/1/30, Pool #V60724	88,517
60,382	3.00%, 1/1/30, Pool #V60696	60,265
126,180	2.50%, 3/1/30, Pool #V60770	122,718
146,419	2.50%, 5/1/30, Pool #J31418	142,397
292,294	2.50%, 5/1/30, Pool #J31728	284,267
277,326	3.00%, 5/1/30, Pool #J31689	276,787
199,652	2.50%, 5/1/30, Pool #V60796	194,168
539,762	3.00%, 6/1/30, Pool #V60840	537,675
12,178	2.50%, 7/1/30, Pool #J32491	11,843
16,524	2.50%, 7/1/30, Pool #V60905	16,070
53,701	2.50%, 7/1/30, Pool #J32204	52,227
49,205	2.50%, 7/1/30, Pool #J32209	47,854
28,828	3.00%, 7/1/30, Pool #J32181	28,706
244,064	3.00%, 7/1/30, Pool #G15520	243,214
220,692	2.50%, 8/1/30, Pool #V60886	214,631
35,569	3.00%, 8/1/30, Pool #J32436	35,418
54,122	3.00%, 8/1/30, Pool #V60909	53,851

Continued

16

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$168,658	2.50%, 8/1/30, Pool #V60902	$164,025
163,792	2.50%, 9/1/30, Pool #V60903	159,293
547,138	2.50%, 9/1/30, Pool #V60904	532,113
190,000	6.75%, 3/15/31	259,412
197,000	4.24%, 3/15/31	127,391
848,852	2.50%, 4/1/31, Pool #G16186	825,532
175,143	5.50%, 2/1/35, Pool #G04692	189,993
241,842	6.00%, 4/1/39, Pool #G07613	270,325
45,755	4.50%, 12/1/39, Pool #A90196	48,111
43,225	4.50%, 7/1/40, Pool #A93010	45,459
54,961	4.00%, 8/1/40, Pool #A93534	56,501
867,484	4.50%, 9/1/40, Pool #A93700	912,312
332,355	4.00%, 9/1/40, Pool #A93851	341,603
50,187	4.00%, 10/1/40, Pool #A95923	51,641
44,703	4.00%, 11/1/40, Pool #A94977	45,996
47,818	4.00%, 11/1/40, Pool #A95144	49,160
48,023	4.00%, 11/1/40, Pool #A94779	49,411
3,118	4.00%, 4/1/41, Pool #Q00093	3,205
135,386	4.50%, 5/1/41, Pool #Q00804	142,390
145,786	4.50%, 5/1/41, Pool #Q00959	153,328
621,244	Class FL, Series 4248, 2.52% (US0001M+45bps), 5/15/41	624,634
696,457	5.50%, 6/1/41, Pool #G07553	753,512
703,997	3.50%, 10/1/41, Pool #G08462	706,126
93,242	4.00%, 10/1/41, Pool #Q04022	95,946
152,643	5.00%, 10/1/41, Pool #G07642	162,975
49,692	4.00%, 10/1/41, Pool #Q03841	51,133
280,247	3.50%, 4/1/42, Pool #Q07417	281,094
349,350	3.50%, 4/1/42, Pool #C03811	350,541
18,357	3.50%, 5/1/42, Pool #Q07896	18,411
32,899	3.50%, 5/1/42, Pool #Q08239	32,999
10,212	3.50%, 5/1/42, Pool #Q08306	10,243
511,592	3.50%, 8/1/42, Pool #Q10724	513,139
294,736	3.50%, 8/1/42, Pool #G07106	295,618
44,815	3.50%, 8/1/42, Pool #Q12162	44,950
25,715	3.50%, 10/1/42, Pool #Q11909	25,686
49,020	3.50%, 10/1/42, Pool #Q11750	49,169
566,075	3.50%, 11/1/42, Pool #Q13134	567,785
329,621	3.00%, 12/1/42, Pool #C04320	321,996
379,818	3.00%, 1/1/43, Pool #Q14866	370,990
454,023	3.00%, 3/1/43, Pool #Q16567	443,406
357,546	3.00%, 3/1/43, Pool #Q16673	349,102
245,225	3.00%, 3/1/43, Pool #Q16403	239,455
125,581	3.00%, 4/1/43, Pool #Q17095	122,626
167,338	3.50%, 6/1/43, Pool #Q18718	167,844
252,788	3.50%, 7/1/43, Pool #Q20206	253,646
171,388	3.50%, 8/1/43, Pool #Q21320	171,905
1,385,206	3.00%, 8/1/43, Pool #G07550	1,352,535
116,383	4.00%, 9/1/43, Pool #Q21579	119,992
4,048,265	3.00%, 9/1/43, Pool #G60675	3,951,796
4,913,643	3.50%, 12/1/43, Pool #G60270	4,928,459
353,248	4.50%, 12/1/43, Pool #G60018	370,315
395,029	4.50%, 12/1/43, Pool #Q23779	411,929
7,395,256	3.50%, 1/1/44, Pool #G60271	7,417,560
28,482	3.50%, 1/1/44, Pool #Q24368	28,579
14,303,376	3.50%, 1/1/44, Pool #G07922	14,346,566

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$841,179	Class XZ, Series 4316, 4.50%, 3/15/44	$902,255
1,207,256	3.50%, 4/1/44, Pool #G07848	1,211,364
176,908	4.00%, 4/1/44, Pool #Q25643	182,036
21,896	3.50%, 4/1/44, Pool #Q25812	21,970
1,243,590	Class ZX, Series 4352, 4.00%, 4/15/44	1,284,289
63,447	3.50%, 5/1/44, Pool #Q26362	63,663
34,463	3.50%, 5/1/44, Pool #Q26218	34,652
26,430	3.50%, 5/1/44, Pool #Q26452	26,520
19,582	3.50%, 5/1/44, Pool #Q25988	19,649
28,125	3.50%, 6/1/44, Pool #Q26707	28,210
147,409	3.50%, 6/1/44, Pool #Q28764	147,854
229,510	4.00%, 7/1/44, Pool #G60901	235,668
29,144	3.50%, 7/1/44, Pool #Q27319	29,305
112,398	3.50%, 8/1/44, Pool #Q27843	112,781
649,271	4.00%, 8/1/44, Pool #G07786	669,362
130,979	3.50%, 9/1/44, Pool #Q28605	131,425
22,238	3.50%, 9/1/44, Pool #Q28763	22,245
51,157	3.50%, 9/1/44, Pool #Q28604	51,438
10,268	3.50%, 11/1/44, Pool #Q29697	10,285
3,755	3.50%, 11/1/44, Pool #Q29911	3,761
57,516	3.50%, 1/1/45, Pool #Q30876	57,555
40,923	3.50%, 1/1/45, Pool #Q31122	41,019
44,463	4.00%, 2/1/45, Pool #Q31338	45,577
19,527	4.00%, 2/1/45, Pool #Q31128	20,016
20,711	3.50%, 5/1/45, Pool #Q33131	20,774
132,165	3.50%, 5/1/45, Pool #Q33606	132,063
128,770	3.50%, 6/1/45, Pool #Q34176	128,671
3,541	3.50%, 7/1/45, Pool #Q34960	3,538
4,161,403	3.50%, 8/1/45, Pool #G60138	4,175,594
34,711	3.50%, 9/1/45, Pool #Q36302	34,902
324,518	4.00%, 10/1/45, Pool #Q36972	333,005
14,171	3.50%, 10/1/45, Pool #V81932	14,160
47,808	4.00%, 12/1/45, Pool #Q37955	49,006
55,819	4.00%, 12/1/45, Pool #Q37957	57,172
566,798	3.50%, 1/1/46, Pool #G60393	566,229
42,920	3.50%, 2/1/46, Pool #V82209	42,868
411,057	3.50%, 3/1/46, Pool #Q39250	410,559
453,931	3.50%, 5/1/46, Pool #G60561	453,475
759,391	4.00%, 7/1/46, Pool #V82528	777,824
4,639,807	3.50%, 7/1/46, Pool #G60658	4,648,084
433,566	4.00%, 8/1/46, Pool #V82553	444,093
10,072,112	3.00%, 8/1/46, Pool #G60717	9,779,383
865,951	Class FB, Series 4606, 2.57% (US0001M+50bps), 8/15/46	874,500
572,878	3.00%, 9/1/46, Pool #G60718	556,125
1,889,413	3.00%, 9/1/46, Pool #Q42979	1,834,159
61,294	4.00%, 9/1/46, Pool #G60729	62,537
3,679,904	3.00%, 9/1/46, Pool #Q43104	3,575,144
124,231	4.00%, 10/1/46, Pool #V82661	126,754
606,045	3.00%, 12/1/46, Pool #Q45064	588,323
258,371	3.00%, 12/1/46, Pool #Q45079	251,416
151,434	3.00%, 12/1/46, Pool #Q45083	147,499
305,302	3.00%, 12/1/46, Pool #Q45080	296,658
631,116	3.00%, 12/1/46, Pool #Q44853	613,150
2,054,008	3.00%, 12/1/46, Pool #V82781	1,992,350
2,701,540	4.00%, 2/1/47, Pool #V82929	2,767,607

Continued

17

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$1,177,359	3.50%, 3/1/47, Pool #G60968	$1,172,951
199,598	3.50%, 7/1/47, Pool #Q53113	200,279
2,259,296	4.00%, 8/1/47, Pool #G67704	2,321,928
775,148	3.50%, 10/1/47, Pool #G61178	776,772
13,958,056	3.50%, 12/1/47, Pool #G67706	13,939,709
956,163	3.50%, 12/1/47, Pool #G61208	958,166
113,486	3.50%, 1/1/48, Pool #Q53630	113,724
207,345	3.50%, 1/1/48, Pool #Q53648	207,136
2,329,712	3.50%, 1/1/48, Pool #Q53747	2,321,774
8,260,000	3.00%, 7/15/48, TBA	8,082,217
7,189,000	4.50%, 7/15/48, TBA	7,480,254
11,144,416	3.00%, 7/15/48, TBA	10,786,395
7,301,000	4.00%, 7/15/48, TBA	7,441,696
20,085,000	3.50%, 7/15/48, TBA	20,134,301
300,000	6.00%, 7/15/48, TBA	328,125
2,600,000	5.50%, 7/15/48, TBA	2,780,883

		170,531,853

Federal National Mortgage Association (15.8%)
199,399	4.00%, 9/1/26, Pool #AL2683	204,855
143,252	4.00%, 12/1/26, Pool #AL1938	147,088
244,783	2.50%, 9/1/27, Pool #AB6194	239,654
162,809	2.50%, 9/1/27, Pool #AP5205	159,526
57,257	2.50%, 2/1/28, Pool #AB8446	56,066
80,557	3.00%, 4/1/28, Pool #AT3121	80,544
123,127	2.50%, 4/1/28, Pool #AB8870	120,567
100,797	3.00%, 5/1/28, Pool #AT6033	100,781
332,311	2.50%, 8/1/28, Pool #AS0190	325,408
1,549,545	3.50%, 9/1/28, Pool #AL4245	1,574,389
20,667	3.00%, 10/1/28, Pool #AQ4132	20,663
186,068	3.00%, 10/1/28, Pool #AU8774	185,815
444,666	3.50%, 10/1/28, Pool #AV0198	451,798
21,329	3.00%, 11/1/28, Pool #AV0298	21,325
653,429	3.50%, 11/1/28, Pool #AV1360	663,889
532,359	3.00%, 4/1/29, Pool #AW0937	532,276
363,216	3.00%, 5/1/29, Pool #AW2544	362,061
707,642	3.00%, 6/1/29, Pool #AS2676	707,533
1,448,686	3.00%, 9/1/29, Pool #AL6897	1,448,459
247,245	3.50%, 9/1/29, Pool #AX0105	250,448
472,879	3.00%, 9/1/29, Pool #AS3220	472,806
501,333	3.50%, 9/1/29, Pool #AL5806	509,360
265,004	3.00%, 10/1/29, Pool #AS3594	264,963
65,967	3.50%, 10/1/29, Pool #AX2741	67,022
364,037	3.50%, 12/1/29, Pool #AS3988	370,515
963,651	3.00%, 1/1/30, Pool #AL6144	963,501
2,605,000	4.12%, 1/15/30	1,757,334
38,062	2.50%, 2/1/30, Pool #AS4485	37,165
142,664	2.50%, 2/1/30, Pool #BM3403	139,626
45,045	2.50%, 2/1/30, Pool #AS4488	43,982
285,997	2.50%, 3/1/30, Pool #AS4688	279,254
191,479	3.00%, 3/1/30, Pool #AL6583	191,449
165,098	3.00%, 4/1/30, Pool #AL6584	164,718
131,779	2.50%, 4/1/30, Pool #AY3416	128,669
66,834	2.50%, 5/1/30, Pool #AY0828	65,258
94,851	3.00%, 5/1/30, Pool #AL6761	94,632
3,901,000	4.14%, 5/15/30	2,601,854
129,259	3.00%, 7/1/30, Pool #AL7139	128,961

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$58,454	2.50%, 7/1/30, Pool #AZ2170	$57,074
23,351	3.00%, 7/1/30, Pool #AZ2297	23,240
146,969	3.00%, 7/1/30, Pool #AX9701	146,630
36,374	2.50%, 7/1/30, Pool #AS5405	35,516
43,478	3.00%, 7/1/30, Pool #AX9700	43,378
205,409	2.50%, 7/1/30, Pool #AS5403	200,561
218,465	3.00%, 8/1/30, Pool #AL7227	217,961
421,054	2.50%, 8/1/30, Pool #BM3552	411,960
241,989	3.00%, 8/1/30, Pool #AL7225	241,430
16,691	3.00%, 8/1/30, Pool #AZ8597	16,653
173,470	3.00%, 8/1/30, Pool #AS5622	173,070
253,158	2.50%, 8/1/30, Pool #AS5616	247,187
138,878	3.50%, 8/1/30, Pool #AS5708	140,852
32,469	3.50%, 8/1/30, Pool #AS5707	32,930
132,569	2.50%, 8/1/30, Pool #AS5614	129,440
32,009	3.00%, 8/1/30, Pool #AX3298	31,935
1,055,843	3.50%, 8/1/30, Pool #AL7430	1,072,774
187,016	3.00%, 8/1/30, Pool #AS5623	186,584
102,532	2.50%, 8/1/30, Pool #AS5548	100,114
36,535	3.00%, 8/1/30, Pool #AZ7833	36,451
122,974	2.50%, 9/1/30, Pool #AS5786	120,075
45,905	3.00%, 9/1/30, Pool #AL7320	45,898
151,057	2.50%, 9/1/30, Pool #AS5872	147,493
172,230	3.00%, 9/1/30, Pool #AS5728	171,833
71,922	3.00%, 9/1/30, Pool #AZ5719	71,646
125,695	3.00%, 9/1/30, Pool #AS5714	125,405
20,568	2.50%, 11/1/30, Pool #AL7800	20,082
143,301	2.50%, 11/1/30, Pool #AS6141	139,920
133,757	2.50%, 11/1/30, Pool #AS6142	130,600
141,000	2.50%, 11/1/30, Pool #AS6116	137,671
135,142	2.50%, 11/1/30, Pool #AS6115	131,951
244,364	2.50%, 3/1/31, Pool #BM1595	239,286
226,306	2.50%, 6/1/31, Pool #AS7320	220,403
366,084	2.50%, 7/1/31, Pool #AS7605	356,536
392,345	2.50%, 7/1/31, Pool #AS7617	382,110
18,545	2.50%, 8/1/31, Pool #BC2777	18,062
89,200	4.00%, 8/1/31, Pool #AY4707	92,249
3,073,145	3.00%, 8/1/31, Pool #AL9376	3,058,259
53,347	4.00%, 8/1/31, Pool #AY4688	54,906
246,173	3.00%, 9/1/31, Pool #AL9378	245,074
478,737	2.50%, 10/1/31, Pool #AS8009	466,247
3,132,662	2.50%, 10/1/31, Pool #BC4773	3,050,910
887,989	2.50%, 10/1/31, Pool #AS8208	864,822
1,648,504	2.50%, 10/1/31, Pool #AS8195	1,605,530
675,454	2.50%, 10/1/31, Pool #AS8193	657,840
143,304	2.00%, 10/1/31, Pool #MA2774	135,782
652,718	2.00%, 11/1/31, Pool #AS8251	618,454
43,056	2.00%, 11/1/31, Pool #AS8291	40,796
526,646	2.50%, 11/1/31, Pool #AS8240	512,906
362,303	2.50%, 11/1/31, Pool #AS8241	352,852
264,998	2.50%, 11/1/31, Pool #AS8245	258,089
238,556	2.00%, 11/1/31, Pool #BC9040	226,033
235,955	2.50%, 11/1/31, Pool #BC2628	229,811
218,084	2.50%, 11/1/31, Pool #BC2629	212,386
460,874	2.50%, 11/1/31, Pool #BC2631	448,145
854,295	2.00%, 11/1/31, Pool #BM3054	809,452

Continued

18

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$437,476	2.50%, 11/1/31, Pool #BM1896	$426,330
188,529	2.00%, 12/1/31, Pool #MA2845	178,634
3,369,017	2.50%, 1/1/32, Pool #BM1890	3,283,876
47,288	2.50%, 2/1/32, Pool #BM1036	45,982
1,552,409	3.50%, 2/1/32, Pool #AS8885	1,574,537
1,124,521	2.00%, 3/1/32, Pool #BM3061	1,065,496
179,265	2.50%, 3/1/32, Pool #BM1422	174,314
784,934	2.50%, 3/1/32, Pool #AS9318	763,255
510,267	2.50%, 3/1/32, Pool #AS9316	496,175
739,909	2.50%, 3/1/32, Pool #AS9321	719,477
831,286	2.50%, 3/1/32, Pool #AS9319	808,326
420,437	2.50%, 3/1/32, Pool #AS9317	408,825
3,452,927	3.50%, 4/1/32, Pool #BM3503	3,515,272
2,540,571	3.50%, 5/1/32, Pool #BM1602	2,577,407
3,774,353	3.00%, 6/1/32, Pool #BM1791	3,757,302
1,159,968	2.50%, 8/1/32, Pool #BM3578	1,128,204
466,890	3.00%, 9/1/32, Pool #BM3240	466,349
118,119	3.50%, 11/1/32, Pool #BJ2054	119,692
79,609	3.50%, 1/1/33, Pool #BJ2096	80,671
153,964	5.50%, 1/1/33, Pool #676661	166,615
2,321,221	2.50%, 2/1/33, Pool #BM3793	2,266,458
107,796	5.50%, 5/1/33, Pool #555424	117,119
2,508,000	3.00%, 7/25/33, TBA	2,493,277
1,900,000	5.00%, 7/25/33, TBA	1,929,984
1,803,000	4.00%, 7/25/33, TBA	1,849,625
666,000	2.00%, 7/25/33, TBA	630,698
200,000	4.50%, 7/25/33, TBA	201,250
884,033	5.00%, 2/1/35, Pool #735226	946,689
258,525	5.50%, 2/1/35, Pool #735989	280,991
64,120	5.00%, 3/1/35, Pool #735288	68,658
23,438	6.00%, 4/1/35, Pool #735504	25,832
120,446	5.00%, 9/1/35, Pool #889974	128,991
244,511	4.00%, 1/1/36, Pool #AB0686	250,960
597,106	5.50%, 9/1/36, Pool #995113	649,307
62,413	3.00%, 10/1/36, Pool #AL9227	61,598
183,761	3.00%, 11/1/36, Pool #AS8349	181,363
446,914	3.00%, 11/1/36, Pool #AS8348	441,080
421,855	3.00%, 12/1/36, Pool #BE1896	416,348
540,006	3.00%, 12/1/36, Pool #AS8553	532,956
35,793	5.50%, 2/1/38, Pool #961545	38,579
18,982	6.00%, 3/1/38, Pool #889529	20,977
138,813	5.50%, 5/1/38, Pool #889692	150,149
59,994	6.00%, 5/1/38, Pool #889466	66,296
104,655	5.50%, 5/1/38, Pool #889441	113,043
94,039	5.50%, 6/1/38, Pool #995018	101,877
26,497	5.50%, 9/1/38, Pool #889995	28,649
63,950	6.00%, 10/1/38, Pool #889983	70,411
352,421	5.50%, 1/1/39, Pool #AB0200	380,913
142,075	4.50%, 4/1/39, Pool #930922	149,401
154,321	4.50%, 5/1/39, Pool #AL1472	162,283
1,482,078	5.00%, 6/1/39, Pool #AL7521	1,586,964
951,640	6.00%, 7/1/39, Pool #BF0056	1,030,085
68,282	5.50%, 10/1/39, Pool #AD0362	73,900
65,099	5.50%, 12/1/39, Pool #AD0571	70,486
469,409	5.50%, 12/1/39, Pool #AC6680	505,521
9,027,245	4.50%, 1/1/40, Pool #AC8568	9,513,396

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$55,747	5.50%, 3/1/40, Pool #AL5304	$61,005
51,718	4.50%, 4/1/40, Pool #AD4038	54,412
431,885	6.00%, 4/1/40, Pool #AL4141	475,805
82,345	6.50%, 5/1/40, Pool #AL1704	91,653
209,755	4.00%, 7/1/40, Pool #AE0113	215,381
112,168	4.50%, 7/1/40, Pool #AB1226	118,013
152,898	4.50%, 7/1/40, Pool #AD7127	160,777
376,727	4.00%, 8/1/40, Pool #AE0216	386,922
5,554	4.00%, 8/1/40, Pool #AD9136	5,704
44,817	6.00%, 9/1/40, Pool #AE0823	49,241
1,015,678	4.00%, 10/1/40, Pool #AB1614	1,044,520
427,753	4.00%, 10/1/40, Pool #AE7535	439,319
66,802	4.00%, 11/1/40, Pool #AE8407	68,610
305,606	4.00%, 12/1/40, Pool #AH0946	313,871
46,016	4.00%, 12/1/40, Pool #AH0006	47,262
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,766,226
85,902	4.00%, 1/1/41, Pool #AL7167	88,042
11,396,360	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 1/25/34 @ 100	11,620,882
681,860	4.00%, 4/1/41, Pool #AI1186	700,288
102,203	6.00%, 6/1/41, Pool #AL4142	112,714
62,038	4.50%, 7/1/41, Pool #AB3314	65,274
1,103,954	5.00%, 7/1/41, Pool #AL7524	1,184,025
809,647	4.00%, 9/1/41, Pool #AJ1541	831,577
66,397	4.00%, 9/1/41, Pool #AI5228	68,195
58,404	4.50%, 9/1/41, Pool #AI8961	61,450
1,277,699	5.50%, 9/1/41, Pool #AL8430	1,383,650
50,952	4.00%, 10/1/41, Pool #AC9312	52,332
3,561,264	4.00%, 11/1/41, Pool #AJ4701	3,661,485
176,976	4.00%, 12/1/41, Pool #AB4054	182,858
58,914	4.00%, 12/1/41, Pool #AJ7684	60,872
366,510	3.50%, 1/1/42, Pool #AW8154	367,991
1,573,855	4.00%, 1/1/42, Pool #AB4307	1,616,482
57,916	3.50%, 1/1/42, Pool #AK2073	58,122
191,727	4.00%, 2/1/42, Pool #AB4530	196,918
64,180	3.50%, 4/1/42, Pool #AK7510	64,100
177,305	3.50%, 4/1/42, Pool #AO0777	177,936
102,438	4.00%, 5/1/42, Pool #AT6144	105,842
102,417	4.00%, 5/1/42, Pool #A02114	105,191
318,760	4.00%, 5/1/42, Pool #AO2961	327,391
24,906	3.50%, 5/1/42, Pool #AO2881	24,871
28,774	3.50%, 6/1/42, Pool #AO3048	28,877
111,681	4.00%, 6/1/42, Pool #AL2003	114,700
49,908	3.50%, 6/1/42, Pool #AL2168	50,104
46,475	3.50%, 6/1/42, Pool #AK9225	46,640
53,477	3.50%, 6/1/42, Pool #AO3107	53,667
61,898	3.50%, 7/1/42, Pool #AO9707	62,118
3,911,751	4.00%, 7/1/42, Pool #AL2160	4,041,010
230,127	4.00%, 7/1/42, Pool #AL4244	237,772
80,790	4.00%, 7/1/42, Pool #AL2607	82,977
101,200	3.50%, 8/1/42, Pool #AO7152	101,560
1,279,804	4.00%, 8/1/42, Pool #AL2242	1,314,443
366,384	4.50%, 9/1/42, Pool #AL2482	385,259
112,733	4.00%, 9/1/42, Pool #AL2901	115,780
56,522	4.00%, 9/1/42, Pool #AX3706	58,052
67,638	3.50%, 10/1/42, Pool #AQ0393	68,044

Continued

19

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$152,363	3.00%, 10/1/42, Pool #AP9726	$149,040
514,925	3.50%, 10/1/42, Pool #AB6512	515,999
221,135	3.00%, 12/1/42, Pool #AB7425	216,197
121,243	3.50%, 12/1/42, Pool #AQ7127	121,674
258,485	3.00%, 12/1/42, Pool #AB7271	252,707
495,285	3.50%, 12/1/42, Pool #AL8045	497,042
974,429	3.00%, 12/1/42, Pool #AB7269	952,673
283,480	4.00%, 12/1/42, Pool #AL6055	292,895
2,391,218	4.50%, 1/1/43, Pool #AL8206	2,515,666
352,579	3.00%, 1/1/43, Pool #AB7565	344,625
701,364	3.00%, 1/1/43, Pool #AB7567	685,712
438,366	3.00%, 1/1/43, Pool #AB7755	428,446
178,024	4.00%, 1/1/43, Pool #AL7369	182,841
639,349	3.00%, 1/1/43, Pool #AB7458	624,925
638,280	3.00%, 1/1/43, Pool #AB7497	623,731
237,737	3.00%, 2/1/43, Pool #AB8558	232,322
244,703	3.00%, 2/1/43, Pool #AB7762	239,154
278,972	3.50%, 2/1/43, Pool #AL2935	279,958
116,067	3.00%, 3/1/43, Pool #AR7576	113,393
730,175	3.50%, 3/1/43, Pool #AL3409	731,848
278,744	4.00%, 3/1/43, Pool #AL3300	286,619
55,045	3.50%, 3/1/43, Pool #AR9203	55,180
102,374	3.00%, 3/1/43, Pool #AR7568	100,015
17,963	3.50%, 3/1/43, Pool #AR6909	17,995
23,833	3.50%, 3/1/43, Pool #AT0310	23,909
450,040	3.00%, 3/1/43, Pool #AB8701	439,783
155,869	3.00%, 3/1/43, Pool #AB8830	152,337
37,227	3.50%, 3/1/43, Pool #AR8128	37,279
161,142	3.00%, 3/1/43, Pool #AR9218	157,420
471,196	3.00%, 3/1/43, Pool #AR9194	460,624
62,081	3.00%, 3/1/43, Pool #AB8712	60,666
426,816	3.00%, 4/1/43, Pool #AB9016	417,038
174,620	3.00%, 4/1/43, Pool #AR8630	170,595
113,690	3.00%, 4/1/43, Pool #AB8924	111,064
125,097	3.00%, 4/1/43, Pool #AB8923	122,215
124,615	3.00%, 4/1/43, Pool #AT2043	121,734
68,544	3.00%, 4/1/43, Pool #AT2037	66,966
217,416	3.00%, 4/1/43, Pool #AT2040	212,384
25,226	3.50%, 4/1/43, Pool #AT3019	25,293
59,493	3.00%, 4/1/43, Pool #AB9033	58,130
457,846	3.00%, 5/1/43, Pool #AT2719	447,413
171,190	3.00%, 5/1/43, Pool #AL3759	167,348
171,728	3.00%, 5/1/43, Pool #AT6654	167,833
113,665	3.50%, 5/1/43, Pool #AB9255	113,863
314,018	3.00%, 5/1/43, Pool #AB9173	306,824
42,816	3.50%, 5/1/43, Pool #MA1440	42,875
222,329	3.00%, 5/1/43, Pool #AB9462	217,669
27,520	3.50%, 6/1/43, Pool #AB9567	27,558
16,288	3.00%, 6/1/43, Pool #AB9564	15,915
253,540	3.00%, 6/1/43, Pool #AB9662	247,734
89,843	3.00%, 6/1/43, Pool #AT7676	87,819
472,604	3.50%, 7/1/43, Pool #AT9667	473,253
206,778	3.50%, 7/1/43, Pool #AR7145	207,065
235,049	3.50%, 7/1/43, Pool #AT8464	235,976
73,621	3.50%, 7/1/43, Pool #AT3906	73,723
629,792	3.50%, 7/1/43, Pool #AT7940	633,578

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$694,074	3.00%, 7/1/43, Pool #AL5778	$678,044
3,097,884	3.00%, 7/1/43, Pool #AB9940	3,027,966
509,418	3.50%, 7/1/43, Pool #AL4010	510,577
713,212	3.50%, 7/1/43, Pool #AU0918	716,024
220,186	3.50%, 7/1/43, Pool #AT4327	221,515
579,957	3.50%, 8/1/43, Pool #AS0209	580,758
569,339	3.00%, 8/1/43, Pool #AS0331	556,237
130,231	3.50%, 8/1/43, Pool #AU0570	130,412
15,059	3.50%, 8/1/43, Pool #AU3032	15,118
59,050	3.50%, 8/1/43, Pool #AU3270	59,143
127,297	3.50%, 8/1/43, Pool #AU0613	127,473
16,828	3.50%, 8/1/43, Pool #AT7333	16,895
65,979	3.50%, 8/1/43, Pool #AU3267	66,377
22,269	3.50%, 9/1/43, Pool #AT7267	22,357
132,336	4.00%, 10/1/43, Pool #AL7577	135,915
24,838	3.50%, 10/1/43, Pool #AU7247	24,988
1,938,372	4.00%, 10/1/43, Pool #BM1502	1,990,764
1,260,096	3.50%, 11/1/43, Pool #AL9745	1,264,573
1,591,002	5.00%, 12/1/43, Pool #AL7777	1,702,914
633,275	3.50%, 12/1/43, Pool #AL4682	637,087
111,477	3.50%, 1/1/44, Pool #AS1539	111,917
65,920	3.50%, 1/1/44, Pool #AS1453	66,318
846,690	3.50%, 1/1/44, Pool #AL9422	851,796
463,259	3.50%, 1/1/44, Pool #AL4750	466,048
116,884	3.50%, 1/1/44, Pool #AS1703	117,344
142,310	4.00%, 3/1/44, Pool #AV6577	146,467
4,177,400	4.50%, 4/1/44, Pool #AL6887	4,393,413
1,039,656	3.50%, 5/1/44, Pool #AL5554	1,045,922
26,387	3.50%, 6/1/44, Pool #AW6405	26,405
5,467,955	3.50%, 6/1/44, Pool #AL9405	5,487,370
15,239	3.50%, 6/1/44, Pool #AS2591	15,300
26,856	4.00%, 7/1/44, Pool #AW7055	27,513
1,841,320	4.00%, 8/1/44, Pool #AL5601	1,902,065
1,080,665	4.00%, 8/1/44, Pool #890629	1,116,578
872,170	5.00%, 11/1/44, Pool #AL8878	935,629
17,722	4.00%, 12/1/44, Pool #AX6255	18,311
17,773	4.00%, 12/1/44, Pool #AY0299	18,364
228,098	4.00%, 12/1/44, Pool #AX9372	235,220
205,143	4.00%, 1/1/45, Pool #AY0367	211,549
70,359	4.00%, 1/1/45, Pool #AX8713	72,554
761,201	4.00%, 1/1/45, Pool #AS4083	784,967
198,277	4.00%, 2/1/45, Pool #AS4308	204,069
131,723	4.00%, 2/1/45, Pool #AY2693	135,051
543,199	3.50%, 2/1/45, Pool #BM1100	544,039
31,393	4.00%, 2/1/45, Pool #AY1866	32,435
866,906	4.00%, 5/1/45, Pool #AS5017	895,716
31,782	4.00%, 5/1/45, Pool #AY8218	32,508
70,964	4.00%, 5/1/45, Pool #AY9770	73,322
478,251	5.00%, 6/1/45, Pool #BM3784	508,571
509,763	3.50%, 7/1/45, Pool #AS5459	512,448
1,352,428	3.50%, 7/1/45, Pool #AS5453	1,351,439
68,790	3.50%, 8/1/45, Pool #AS5640	68,733
271,690	4.50%, 9/1/45, Pool #AL7936	286,494
156,414	4.00%, 10/1/45, Pool #AL7443	161,298
111,929	4.00%, 10/1/45, Pool #AL7442	115,573
644,541	3.50%, 10/1/45, Pool #MA2414	643,439

Continued

20

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$49,487	4.00%, 10/1/45, Pool #AZ9243	$51,084
544,118	4.00%, 10/1/45, Pool #AS5949	561,108
51,307	4.00%, 10/1/45, Pool #BA2879	52,545
52,322	4.00%, 10/1/45, Pool #BA2878	53,827
57,608	4.00%, 10/1/45, Pool #BA2877	59,040
51,595	4.00%, 10/1/45, Pool #AZ9244	53,121
18,194	4.50%, 11/1/45, Pool #AS6233	19,097
248,085	4.00%, 11/1/45, Pool #BA2905	255,219
161,692	4.00%, 11/1/45, Pool #BA2904	166,844
112,881	3.50%, 11/1/45, Pool #AS6195	113,390
132,239	4.50%, 11/1/45, Pool #AL9501	139,381
1,889,461	3.50%, 11/1/45, Pool #BM1124	1,896,148
168,161	4.00%, 12/1/45, Pool #BA4737	172,851
137,695	4.00%, 12/1/45, Pool #BA4736	141,869
442,138	4.50%, 12/1/45, Pool #BM1756	463,421
74,831	4.00%, 12/1/45, Pool #BA2924	76,513
520,904	4.00%, 12/1/45, Pool #AS6347	535,065
475,352	3.50%, 12/1/45, Pool #AL9635	478,099
187,616	4.00%, 1/1/46, Pool #BA4781	193,122
328,535	4.00%, 2/1/46, Pool #AS6662	337,245
614,996	3.50%, 3/1/46, Pool #AS6823	614,310
231,438	3.50%, 4/1/46, Pool #AL8521	231,975
6,955,135	3.50%, 4/1/46, Pool #BC5981	6,967,488
584,894	3.50%, 4/1/46, Pool #AS7015	583,894
386,772	3.50%, 5/1/46, Pool #AL8570	386,273
2,108,010	4.00%, 6/1/46, Pool #AL9093	2,161,331
76,108	3.50%, 6/1/46, Pool #BC1154	76,332
35,168	4.00%, 6/1/46, Pool #BD0734	36,002
1,629,989	3.50%, 6/1/46, Pool #AS7353	1,627,455
2,028,151	3.50%, 6/1/46, Pool #AS7383	2,025,176
31,549	3.00%, 6/1/46, Pool #AS7365	30,652
146,750	3.00%, 6/1/46, Pool #AS7370	143,058
266,825	3.00%, 6/1/46, Pool #AS7362	259,862
3,809,484	3.00%, 7/1/46, Pool #BC1450	3,701,165
1,092,609	4.50%, 7/1/46, Pool #BM1920	1,152,115
4,321,626	3.50%, 7/1/46, Pool #BA7748	4,314,240
5,586,615	4.00%, 7/1/46, Pool #AL8857	5,731,066
745,793	4.50%, 7/1/46, Pool #BM3053	788,444
43,696	3.00%, 8/1/46, Pool #AL9031	42,597
876,323	3.50%, 8/1/46, Pool #AL8952	875,037
57,080	4.00%, 8/1/46, Pool #BD4900	58,754
3,974,248	3.00%, 8/1/46, Pool #BC1486	3,861,243
31,456	4.00%, 8/1/46, Pool #AW7541	32,185
38,550	4.00%, 8/1/46, Pool #BD3933	39,686
1,514,221	Class UF, Series 2016-48, 2.49% (US0001M+40bps), 8/25/46	1,524,331
2,837,087	3.00%, 9/1/46, Pool #BD1469	2,758,980
216,457	3.00%, 9/1/46, Pool #AS7889	211,010
410,938	3.00%, 9/1/46, Pool #AS7878	400,190
308,790	3.00%, 9/1/46, Pool #AL9045	300,611
37,730	4.00%, 9/1/46, Pool #BD7826	38,837
880,515	3.00%, 9/1/46, Pool #AL9214	855,438
824,460	3.50%, 9/1/46, Pool #AL9511	824,098
3,276,072	3.00%, 9/1/46, Pool #AS7847	3,182,764
20,749	3.50%, 9/1/46, Pool #BE0547	20,668
129,944	4.00%, 9/1/46, Pool #BD1481	133,732

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$880,892	3.00%, 10/1/46, Pool #AL9215	$856,487
5,229,014	3.00%, 10/1/46, Pool #BD3309	5,086,101
1,138,279	3.00%, 10/1/46, Pool #BD8925	1,106,840
686,273	3.00%, 10/1/46, Pool #AL9266	666,728
320,420	3.00%, 11/1/46, Pool #AL9481	312,019
1,942,366	4.00%, 11/1/46, Pool #AS8379	1,999,661
7,517,904	4.00%, 11/1/46, Pool #AS8374	7,717,947
453,032	3.00%, 11/1/46, Pool #BD9645	440,151
5,569,561	3.50%, 11/1/46, Pool #AL9424	5,560,903
352,877	3.00%, 11/1/46, Pool #BD9641	343,670
1,297,186	3.50%, 11/1/46, Pool #BD8970	1,294,848
908,157	3.00%, 11/1/46, Pool #BD9644	882,976
382,637	3.00%, 11/1/46, Pool #BD9643	372,004
34,125	3.50%, 11/1/46, Pool #BC7299	34,072
58,165	3.50%, 11/1/46, Pool #BE1932	57,993
1,006,234	3.00%, 11/1/46, Pool #AL9325	978,314
376,677	4.00%, 11/1/46, Pool #BC9012	387,724
121,152	3.50%, 11/1/46, Pool #BD8477	120,830
590,973	3.50%, 11/1/46, Pool #BM1938	591,703
833,483	3.00%, 11/1/46, Pool #BD8962	810,463
775,425	3.50%, 11/1/46, Pool #AS8371	777,463
76,578	4.00%, 12/1/46, Pool #BD9583	78,737
1,531,864	3.50%, 12/1/46, Pool #AS8493	1,531,143
1,835,821	4.00%, 12/1/46, Pool #AS8499	1,887,588
1,930,570	3.00%, 12/1/46, Pool #AS8486	1,877,251
53,823	4.00%, 12/1/46, Pool #BE2862	55,318
36,952	4.00%, 12/1/46, Pool #BE3141	37,994
765,726	3.50%, 12/1/46, Pool #BC9084	766,671
136,209	3.50%, 12/1/46, Pool #AL9593	136,103
44,446	4.00%, 1/1/47, Pool #BE5312	45,568
140,835	3.50%, 1/1/47, Pool #BE4913	140,460
219,322	3.00%, 1/1/47, Pool #AS8589	213,548
2,294,085	3.50%, 1/1/47, Pool #AL9725	2,300,116
343,793	3.50%, 1/1/47, Pool #AL9774	344,697
898,649	3.50%, 1/1/47, Pool #AS8653	901,011
528,006	4.00%, 1/1/47, Pool #BD2439	543,675
275,652	3.50%, 1/1/47, Pool #BD8531	275,437
1,597,797	4.00%, 1/1/47, Pool #AS8657	1,642,853
114,660	3.00%, 2/1/47, Pool #BD5056	111,643
1,146,648	3.50%, 2/1/47, Pool #BM3792	1,147,366
374,578	3.50%, 2/1/47, Pool #BE3188	375,040
422,559	3.00%, 2/1/47, Pool #BD5049	410,815
3,621,221	4.00%, 3/1/47, Pool #BM1155	3,715,049
905,773	3.00%, 3/1/47, Pool #AS8925	880,570
767,992	3.00%, 3/1/47, Pool #AS8936	746,058
1,042,638	4.00%, 5/1/47, Pool #BH0398	1,064,869
216,056	3.50%, 5/1/47, Pool #BM1937	216,624
834,650	3.50%, 5/1/47, Pool #BM1174	833,999
716,816	3.50%, 6/1/47, Pool #BM1902	715,783
879,991	4.00%, 7/1/47, Pool #BH3401	898,772
511,915	3.50%, 7/1/47, Pool #BM1571	511,674
5,718,000	4.50%, 7/25/47, TBA	5,953,917
989,656	4.00%, 8/1/47, Pool #BM1619	1,014,160
293,883	3.50%, 9/1/47, Pool #BM1822	294,246
118,829	3.50%, 9/1/47, Pool #BH8295	118,441
656,150	3.50%, 10/1/47, Pool #BM1952	656,960

Continued

21

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$491,064	4.50%, 10/1/47, Pool #BM3052	$518,608
118,873	3.50%, 11/1/47, Pool #CA0681	119,019
739,922	3.50%, 11/1/47, Pool #CA0689	741,868
59,936	3.50%, 12/1/47, Pool #BM3327	60,010
623,326	4.50%, 12/1/47, Pool #BH7067	654,880
3,983,885	3.50%, 12/1/47, Pool #BH7060	3,980,778
603,144	4.00%, 12/1/47, Pool #BM3261	620,600
911,896	3.50%, 12/1/47, Pool #BM3282	914,294
799,820	3.50%, 12/1/47, Pool #BM3326	801,923
85,327	3.50%, 1/1/48, Pool #BJ8126	85,287
61,028	3.50%, 1/1/48, Pool #BJ8650	61,104
165,716	3.50%, 1/1/48, Pool #BJ8120	166,152
1,449,839	3.50%, 1/1/48, Pool #CA0993	1,447,533
1,623,259	3.50%, 1/1/48, Pool #CA1058	1,625,139
307,201	3.50%, 1/1/48, Pool #BJ5879	307,580
1,277,683	4.00%, 2/1/48, Pool #CA1199	1,307,549
1,859,710	4.00%, 2/1/48, Pool #CA1255	1,903,181
300,631	4.00%, 2/1/48, Pool #BJ9057	307,604
273,696	4.00%, 2/1/48, Pool #BJ9058	280,310
1,964,325	4.00%, 3/1/48, Pool #CA1372	2,023,619
802,763	4.00%, 4/1/48, Pool #CA1549	826,995
6,205,317	4.00%, 4/1/48, Pool #CA1545	6,350,373
4,168,514	4.00%, 4/1/48, Pool #CA1541	4,278,861
231,033	4.00%, 4/1/48, Pool #BM3763	237,650
208,703	4.00%, 4/1/48, Pool #BM3762	215,003
2,900,000	2.50%, 7/25/48, TBA	2,715,578
4,523,000	6.00%, 7/25/48, TBA	4,947,031
18,306,832	3.00%, 7/25/48, TBA	17,734,026
3,414,000	5.00%, 7/25/48, TBA	3,616,487
2,103,112	3.50%, 7/25/48, TBA	2,093,219

		349,611,697

Government National Mortgage Association (8.7%)
25,003	4.50%, 9/15/33, Pool #615516	26,228
87,623	5.00%, 12/15/33, Pool #783571	93,369
24,953	6.50%, 8/20/38, Pool #4223	27,808
26,639	6.50%, 10/15/38, Pool #673213	30,275
13,837	6.50%, 11/20/38, Pool #4292	15,508
27,511	6.50%, 12/15/38, Pool #782510	30,701
287,759	5.00%, 1/15/39, Pool #782557	306,628
121,530	5.00%, 4/15/39, Pool #711939	129,578
195,072	5.00%, 4/15/39, Pool #782619	207,873
22,284	4.00%, 4/20/39, Pool #4422	23,043
18,999	5.00%, 6/15/39, Pool #782696	20,250
78,348	4.00%, 7/20/39, Pool #4494	81,022
126,803	5.00%, 10/20/39, Pool #4559	136,113
14,580	4.50%, 12/20/39, Pool #G24598	15,323
39,847	4.50%, 1/15/40, Pool #728627	42,145
18,276	4.50%, 1/20/40, Pool #4617	19,207
14,329	4.50%, 2/20/40, Pool #G24636	15,060
102,413	5.00%, 5/15/40, Pool #782958	109,164
995	4.50%, 5/20/40, Pool #G24696	1,046
85,025	5.00%, 6/15/40, Pool #697862	90,524
834,683	4.50%, 7/15/40, Pool #733795	882,689
88,914	4.50%, 7/15/40, Pool #745793	94,008
37,257	4.50%, 7/20/40, Pool #4746	39,158
71,843	4.50%, 8/20/40, Pool #4771	75,508

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$33,949	4.50%, 9/20/40, Pool #748948	$35,732
21,280	4.00%, 9/20/40, Pool #G24800	22,007
169,774	4.50%, 10/15/40, Pool #783609	179,538
539,767	4.00%, 10/20/40, Pool #G24833	558,188
63,315	4.50%, 10/20/40, Pool #4834	66,548
1,009,864	4.00%, 11/20/40, Pool #4853	1,044,304
488,752	4.00%, 12/20/40, Pool #G24882	505,418
215,016	4.00%, 1/15/41, Pool #759138	221,438
430,585	4.00%, 1/20/41, Pool #4922	445,282
59,664	4.50%, 2/15/41, Pool #738019	62,794
7,381	4.00%, 2/20/41, Pool #4945	7,633
1,432,197	4.00%, 2/20/41, Pool #742887	1,474,815
150,635	4.00%, 3/15/41, Pool #762838	155,171
10,104	5.00%, 4/20/41, Pool #5018	10,809
21,680	5.00%, 6/20/41, Pool #5083	23,196
168,104	4.50%, 6/20/41, Pool #783590	176,745
80,508	4.50%, 7/20/41, Pool #754367	83,802
752,821	4.00%, 7/20/41, Pool #742895	773,712
114,868	4.50%, 7/20/41, Pool #783584	120,802
11,343	5.00%, 7/20/41, Pool #5116	12,133
387,132	4.50%, 7/20/41, Pool #5115	407,130
121,748	4.50%, 11/15/41, Pool #783610	128,791
52,241	4.50%, 11/20/41, Pool #5234	54,966
677,699	3.50%, 12/20/41, Pool #5258	685,767
353,075	3.50%, 1/15/42, Pool #553461	355,926
456,083	4.00%, 4/20/42, Pool #MA0023	471,643
184,248	5.00%, 7/20/42, Pool #MA0223	196,420
490,493	3.50%, 8/20/42, Pool #MA0318	496,333
69,093	3.50%, 9/20/42, Pool #MA0392	69,916
115,659	3.50%, 10/20/42, Pool #MA0462	117,036
18,618	3.50%, 11/20/42, Pool #MA0534	18,839
95,165	3.50%, 12/20/42, Pool #MA0625	96,298
4,410,440	3.50%, 1/20/43, Pool #MA0699	4,462,982
94,872	3.50%, 3/20/43, Pool #MA0852	96,002
536,056	3.50%, 4/15/43, Pool #AD2334	539,034
852,099	3.50%, 4/20/43, Pool #MA0934	862,245
472,876	3.50%, 5/20/43, Pool #MA1012	478,506
40,172	4.00%, 7/20/43, Pool #MA1158	41,522
1,780,771	4.50%, 6/20/44, Pool #MA1997	1,879,951
1,563,689	4.00%, 8/20/44, Pool #MA2149	1,615,041
40,924	4.00%, 8/20/44, Pool #AI4167	42,168
37,292	4.00%, 8/20/44, Pool #AJ2723	38,791
22,185	4.00%, 8/20/44, Pool #AJ4687	22,890
15,336	4.00%, 8/20/44, Pool #AI4166	15,815
799,311	5.00%, 12/20/44, Pool #MA2448	851,299
93,629	3.00%, 12/20/44, Pool #MA2444	92,315
1,495,772	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,564,477
776,153	3.00%, 2/15/45, Pool #784439	762,362
4,311,671	3.50%, 4/20/45, Pool #MA2754	4,339,104
1,787,315	3.00%, 4/20/45, Pool #MA2753	1,765,576
5,182,889	3.50%, 5/20/45, Pool #MA2826	5,215,866
95,637	3.00%, 6/20/45, Pool #MA2891	94,103
284,441	3.00%, 7/20/45, Pool #MA2960	279,879
93,583	3.00%, 8/20/45, Pool #MA3033	92,198
577,058	3.00%, 10/20/45, Pool #MA3172	567,803
453,380	5.00%, 12/20/45, Pool #MA3313	482,822

Continued

22

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$15,414,224	3.50%, 3/20/46, Pool #MA3521	$15,507,556
10,596,920	3.00%, 4/20/46, Pool #MA3596	10,428,054
16,044,727	3.50%, 4/20/46, Pool #MA3597	16,136,932
5,107,861	3.50%, 5/20/46, Pool #MA3663	5,136,428
74,370	3.00%, 5/20/46, Pool #MA3662	73,143
10,687,438	3.50%, 6/20/46, Pool #MA3736	10,743,916
1,692,901	3.00%, 6/20/46, Pool #MA3735	1,661,870
1,760,061	3.50%, 7/20/46, Pool #MA3803	1,769,091
3,327,918	3.00%, 7/20/46, Pool #MA3802	3,266,995
15,526,445	3.00%, 8/20/46, Pool #MA3873	15,242,207
6,826,235	3.00%, 9/20/46, Pool #MA3936	6,703,522
337,978	3.50%, 9/20/46, Pool #MA3937	339,661
176,428	3.50%, 10/20/46, Pool #AX4342	177,511
183,753	3.50%, 10/20/46, Pool #AX4341	185,035
40,166	4.00%, 10/20/46, Pool #AQ0542	41,168
375,789	3.50%, 10/20/46, Pool #AX4345	377,749
422,919	3.50%, 10/20/46, Pool #AX4344	425,145
149,724	3.50%, 10/20/46, Pool #AX4343	150,556
178,721	3.00%, 11/20/46, Pool #MA4068	175,298
514,444	3.00%, 12/20/46, Pool #MA4126	504,443
325,891	3.00%, 1/20/47, Pool #MA4195	319,513
735,154	3.00%, 3/20/47, Pool #MA4320	721,128
460,042	3.00%, 4/20/47, Pool #MA4381	450,923
46,517	3.00%, 6/20/47, Pool #MA4509	45,583
314,855	3.00%, 7/20/47, Pool #MA4585	308,448
24,660	4.00%, 9/15/47, Pool #BC5919	25,436
31,677	4.00%, 10/15/47, Pool #BE1031	32,675
35,586	4.00%, 10/15/47, Pool #BD3187	36,707
24,748	4.00%, 11/15/47, Pool #BE1030	25,528
37,669	4.00%, 12/15/47, Pool #BE4664	38,859
42,695	4.00%, 1/15/48, Pool #BE0143	44,044
26,854	4.00%, 1/15/48, Pool #BE0204	27,704
1,000,000	5.00%, 7/15/48, TBA	1,044,545
2,800,000	4.50%, 7/15/48, TBA	2,910,274
33,182,000	4.00%, 7/20/48, TBA	34,008,957

		166,880,715

Total U.S. Government Agency Mortgages (Cost $703,172,180)		691,143,433

U.S. Treasury Obligations (25.8%):
U.S. Treasury Bonds (6.4%)
4,105,000	5.38%, 2/15/31^	5,186,732
20,525,000	4.75%, 2/15/37^	26,013,032
31,340,000	3.13%, 11/15/41^(c)	32,205,523
11,080,000	3.63%, 8/15/43	12,350,738
1,205,000	3.13%, 8/15/44	1,237,337
15,000	2.50%, 2/15/45^	13,676
955,000	3.00%, 5/15/45	958,693
1,770,000	2.88%, 8/15/45	1,734,669
7,293,000	3.00%, 2/15/47	7,319,209
38,900,000	3.13%, 5/15/48^	39,980,387

		126,999,996

U.S. Treasury Notes (19.4%)
14,675,000	2.25%, 3/31/20^	14,608,504
2,645,000	2.00%, 9/30/20(c)	2,612,144
88,565,000	1.88%, 12/15/20^	87,077,385
25,615,000	1.38%, 5/31/21^	24,719,476

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$2,975,000	2.00%, 12/31/21	$2,908,992
42,911,000	1.75%, 6/30/22^	41,372,238
2,275,000	1.88%, 7/31/22	2,202,396
31,805,000	2.63%, 2/28/23	31,677,034
2,035,000	2.75%, 4/30/23	2,036,987
9,345,000	2.75%, 5/31/23	9,356,681
6,990,000	2.63%, 6/30/23	6,955,869
21,290,000	2.13%, 7/31/24	20,492,457
32,537,000	2.13%, 9/30/24	31,278,733
21,295,000	2.63%, 3/31/25	21,052,104
46,000	2.00%, 11/15/26	43,109
35,766,000	2.38%, 5/15/27^	34,442,937
26,435,000	2.25%, 8/15/27^	25,159,718
20,810,000	2.25%, 11/15/27^	19,781,693
18,085,000	2.88%, 5/15/28^	18,121,029

		395,899,486

Total U.S. Treasury Obligations (Cost $532,820,268)		522,899,482

Commercial Paper (3.4%):
15,250,000	BAT International Finance plc, 2.55%	15,169,417
31,600,000	Bell Canada, 2.46%	31,441,012
21,695,000	Suncor Energy, Inc., 2.54%	21,583,646

Total Commercial Paper (Cost $68,183,737)		68,194,075

Securities Held as Collateral for Securities on Loan (17.3%):
350,042,408	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(d)	350,042,408

Total Securities Held as Collateral for Securities on Loan (Cost $350,042,408)		350,042,408

Unaffiliated Investment Company (1.1%):
21,155,335	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(e)	$21,155,335

Total Unaffiliated Investment Company (Cost $21,155,335)		21,155,335

Total Investment Securities (Cost $2,547,168,885) — 124.1%(f)		2,527,159,222
Net other assets (liabilities) — (24.1)%		(502,780,357)

Net Assets — 100.0%		$2,024,378,865

Percentages indicated are based on net assets as of June 30, 2018.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USISDA05—5 Year ICE Swap Rate

USSW5—USD 5 Year Swap Rate

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $340,504,254.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

Continued

23

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2018.

(c)	All or a portion of this security has been pledged as collateral for open derivative positions.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(e)	The rate represents the effective yield at June 30, 2018.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Australia	0.2%
Canada	2.9%
Cayman Islands	0.3%
Colombia	0.2%
Denmark	— %^
France	0.6%
Germany	0.3%
Guernsey	0.1%
Indonesia	0.2%
Ireland	0.4%
Italy	0.2%
Japan	0.5%
Jersey	0.1%
Korea, Republic Of	0.1%

Country	Percentage
Luxembourg	0.3%
Mexico	0.8%
Netherlands	0.6%
Panama	— %^
Peru	0.1%
Philippines	0.1%
Qatar	— %^
Spain	— %^
Sweden	0.1%
Switzerland	0.6%
United Kingdom	2.4%
United States	88.8%
Uruguay	0.1%

100.0%

^	Represents less than 0.05%.

Securities Sold Short (-10.6%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal Home Loan Mortgage Corporation, TBA	3.50%	7/15/47	$(42,994,057)	$(42,535,991)	$(42,768,373)	$(232,382)
Federal Home Loan Mortgage Corporation, TBA	3.00%	7/15/33	(1,217,000)	(1,202,976)	(1,208,391)	(5,415)
Federal Home Loan Mortgage Corporation, TBA	2.50%	7/15/33	(2,843,000)	(2,749,332)	(2,759,734)	(10,402)
Federal Home Loan Mortgage Corporation, TBA	5.00%	7/15/48	(51,000)	(53,829)	(53,834)	(5)
Federal National Mortgage Association, TBA	2.50%	7/25/33	(1,690,000)	(1,634,228)	(1,642,473)	(8,245)
Federal National Mortgage Association, TBA	5.50%	7/25/48	(900,000)	(964,111)	(965,039)	(928)
Federal National Mortgage Association, TBA	3.50%	8/25/48	(13,600,000)	(13,502,288)	(13,514,902)	(12,614)
Federal National Mortgage Association, TBA	3.50%	7/25/33	(10,664,766)	(10,762,342)	(10,792,243)	(29,901)
Federal National Mortgage Association, TBA	4.50%	8/25/48	(4,400,000)	(4,566,977)	(4,572,992)	(6,015)
Federal National Mortgage Association, TBA	4.00%	7/25/48	(18,415,000)	(18,748,061)	(18,774,126)	(26,065)
Government National Mortgage Association, TBA	4.50%	7/20/48	(1,323,000)	(1,372,819)	(1,375,105)	(2,286)
Government National Mortgage Association, TBA	3.50%	7/20/48	(20,103,203)	(20,136,027)	(20,180,552)	(44,525)
Government National Mortgage Association, TBA	3.00%	8/20/48	(18,313,500)	(17,846,209)	(17,898,942)	(52,733)

				$(136,075,190)	$(136,506,706)	$(431,516)

Futures Contracts

At June 30, 2018, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Bond September Futures (Euro)	9/6/18	56	$(10,629,393)	$(102,077)
Euro-OAT September Futures (Euro)	9/6/18	33	(5,955,090)	(57,535)
Long Gilt September Futures (British Pound)	9/26/18	74	(12,015,992)	(97,921)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	391	(50,139,641)	48,800
U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/28/18	82	(9,316,609)	23,601
Ultra Long Term US Treasury Bond September Futures (U.S. Dollar)	9/19/18	27	(4,308,188)	(68,353)

				$(253,485)

Continued

24

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/18	784	94,227,000	$460,569
U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	9/28/18	535	113,328,047	167,157
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar)	9/19/18	114	16,530,000	345,308

				973,034

Total Net Futures Contracts				$719,549

See accompanying notes to the financial statements.

25

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$2,547,168,885

Investment securities, at value*	$2,527,159,222
Interest and dividends receivable	12,408,216
Foreign currency, at value (cost $247,430)	244,669
Receivable for capital shares issued	65,343
Receivable for investments sold	279,026,548
Receivable for variation margin on futures contracts	26,705
Prepaid expenses	11,094

Total Assets	2,818,941,797

Liabilities:
Cash overdraft	233
Payable for investments purchased	305,894,377
Payable for capital shares redeemed	975,359
Payable for collateral received on loaned securities	350,042,408
Securities sold short (Proceeds received $136,075,190)	136,506,706
Payable for variation margin on futures contracts	38,788
Manager fees payable	581,227
Administration fees payable	43,768
Distribution fees payable	415,163
Custodian fees payable	4,015
Administrative and compliance services fees payable	1,676
Transfer agent fees payable	398
Trustee fees payable	7,412
Other accrued liabilities	51,402

Total Liabilities	794,562,932

Net Assets	$2,024,378,865

Net Assets Consist of:
Capital	$2,044,885,255
Accumulated net investment income/(loss)	44,742,463
Accumulated net realized gains/(losses) from investment transactions	(45,524,462)
Net unrealized appreciation/(depreciation) on investments	(19,724,391)

Net Assets	$2,024,378,865

Shares of beneficial interest (unlimited number of shares authorized, no par value)	189,436,973
Net Asset Value (offering and redemption price per share)	$10.69

*	Includes securities on loan of $340,504,254.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$6,939,290
Dividends	534,621
Income from securities lending	532,664

Total Investment Income	8,006,575

Expenses:
Manager fees	3,511,136
Administration fees	335,909
Distribution fees	2,507,960
Custodian fees	26,866
Administrative and compliance services fees	12,318
Transfer agent fees	3,005
Trustee fees	40,424
Professional fees	40,978
Shareholder reports	9,140
Other expenses	41,229

Total expenses	6,528,965

Net Investment Income/(Loss)	1,477,610

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	(21,172,598)
Net realized gains/(losses) on futures contracts	(3,636,981)
Net realized gains/(losses) on securities sold short	3,463,272
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(19,044,682)
Change in net unrealized appreciation/depreciation on futures contracts	1,010,178
Change in net unrealized appreciation/depreciation on securities sold short	(498,042)

Net Realized/Unrealized Gains/(Losses) on Investments	(39,878,853)

Change in Net Assets Resulting From Operations	$(38,401,243)

See accompanying notes to the financial statements.

26

AZL Enhanced Bond Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,477,610	$37,515,313
Net realized gains/(losses) on investment transactions	(21,346,307)	(10,092,281)
Change in unrealized appreciation/depreciation on investments	(18,532,546)	32,694,031

Change in net assets resulting from operations	(38,401,243)	60,117,063

Distributions to Shareholders:
From net investment income	—	(18,214,095)

Change in net assets resulting from distributions to shareholders	—	(18,214,095)

Capital Transactions:
Proceeds from shares issued	66,752,416	187,627,945
Proceeds from dividends reinvested	—	18,214,095
Value of shares redeemed	(52,651,568)	(208,787,058)

Change in net assets resulting from capital transactions	14,100,848	(2,945,018)

Change in net assets	(24,300,395)	38,957,950
Net Assets:
Beginning of period	2,048,679,260	2,009,721,310

End of period	$2,024,378,865	$2,048,679,260

Accumulated net investment income/(loss)	$44,742,463	$43,264,853

Share Transactions:
Shares issued	6,237,225	17,317,900
Dividends reinvested	—	1,671,018
Shares redeemed	(4,929,109)	(19,261,705)

Change in shares	1,308,116	(272,787)

See accompanying notes to the financial statements.

27

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.89		$10.67	$10.78	$11.13	$10.67	$11.17

Investment Activities:
Net Investment Income/(Loss)	0.01		0.20	0.09	0.27	0.14	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(0.21)		0.12	0.16	(0.24)	0.43	(0.31)

Total from Investment Activities	(0.20)		0.32	0.25	0.03	0.57	(0.26)

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	(0.22)	(0.24)	(0.11)	(0.12)
Net Realized Gains	—		—	(0.14)	(0.14)	—	(0.12)

Total Dividends	—		(0.10)	(0.36)	(0.38)	(0.11)	(0.24)

Net Asset Value, End of Period	$10.69		$10.89	$10.67	$10.78	$11.13	$10.67

Total Return(a)	(1.84	)%(b)	3.01%	2.28%	0.23%	5.35%	(2.32)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,024,379		$2,048,679	$2,009,721	$682,269	$949,426	$788,913
Net Investment Income/(Loss)(c)	0.15%		1.87%	1.93%	1.65%	1.49%	1.14%
Expenses Before Reductions(c)(d)	0.65%		0.65%	0.67%	0.66%	0.65%	0.66%
Expenses Net of Reductions(c)	0.65%		0.65%	0.67%	0.66%	0.65%	0.66%
Portfolio Turnover Rate	79	%(b)	214%	288%	342%	564%	663%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

28

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engages in a short sale, the Funds records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

29

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $385 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $52,374 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions	$330,131,772	$19,910,636	$—	$—	$350,042,408

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2018, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

30

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $227.8 million and the monthly average notional amount for short contracts was $73.6 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	$1,045,435	Payable for variation margin on futures contracts *	$325,886

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$(3,636,981)	$1,010,178

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

31

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $9,220 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

32

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Asset Backed Securities	$—	$80,719,605	$—	$80,719,605
Collateralized Mortgage Obligations	—	77,602,062	—	77,602,062
Corporate Bonds+	—	514,216,953	—	514,216,953
Yankee Dollars	—	198,839,599	—	198,839,599
Municipal Bonds	—	2,346,270	—	2,346,270
U.S. Government Agency Mortgages	—	691,143,433	—	691,143,433
U.S. Treasury Obligations	—	522,899,482	—	522,899,482
Commercial Paper	—	68,194,075	—	68,194,075
Securities Held as Collateral for Securities on Loan	—	—	350,042,408	350,042,408
Unaffiliated Investment Company	21,155,335	—	—	21,155,335

Total Investment Securities	21,155,335	2,155,961,479	350,042,408	2,527,159,222

Securities Sold Short	—	(136,506,706)	—	(136,506,706)
Other Financial Instruments:*
Futures Contracts	719,549	—	—	719,549

Total Investments	$21,874,884	$2,019,454,773	$350,042,408	$2,391,372,065

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$1,620,331,666	$1,509,379,385

For the period ended June 30, 2018, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$1,126,410,701	$1,220,854,342

6. Restricted Securities

A restricted security is a security which has been purchase through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. There were no illiquid restricted securities held as of June 30, 2018.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to

33

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $2,412,787,596. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,501,914
Unrealized (depreciation)	(46,636,994)

Net unrealized appreciation/(depreciation)	$(22,135,080)

As of the end of its latest tax year ended December 31, 2017, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL Enhanced Bond Index Fund	$21,477,720	$1,467,933	$22,945,653

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Enhanced Bond Index Fund	$18,214,095	$–	$18,214,095

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Enhanced Bond Index Fund	$43,264,853	$–	$(22,945,653)	$(2,424,347)	$17,894,853

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 30% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

34

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

35

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund

(formerly, AZL® Pyramis® Multi-Strategy Fund)

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 16

Statement of Operations Page 16

Statements of Changes in Net Assets Page 17

Financial Highlights Page 18

Notes to the Financial Statements Page 19

Other Information Page 26

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$1,000.00	$1,003.00	$3.53	0.71%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$1,000.00	$1,021.28	$3.56	0.71%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	39.2%
U.S. Treasury Obligations	20.7
Corporate Bonds	16.6
Securities Held as Collateral for Securities on Loan	16.1
U.S. Government Agency Mortgages	14.0
Yankee Dollars	6.5
Money Markets	1.9
Municipal Bonds	0.8
Asset Backed Securities	0.7
Collateralized Mortgage Obligations	0.6
Foreign Bonds	— ^

Total Investment Securities	117.1
Net other assets (liabilities)	(17.1)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (39.2%):
Aerospace & Defense (1.1%):
9,036	Boeing Co. (The)	$3,031,669
6,372	Lockheed Martin Corp.	1,882,480
621	Northrop Grumman Corp.	191,082
8,486	Raytheon Co.	1,639,325

		6,744,556

Air Freight & Logistics (0.0%):
2,874	Ceva Logistics AG*	67,058

Automobiles (0.3%):
139,510	Ford Motor Co.	1,544,376

Banks (2.2%):
137,316	Bank of America Corp.	3,870,938
40,870	Citigroup, Inc.	2,735,020
42,217	JPMorgan Chase & Co.	4,399,012
13,401	People’s United Financial, Inc.^	242,424
32,528	Wells Fargo & Co.	1,803,352

		13,050,746

Beverages (1.2%):
60,734	Coca-Cola Co. (The)	2,663,793
20,183	Molson Coors Brewing Co., Class B^	1,373,251
26,110	PepsiCo, Inc.	2,842,596

		6,879,640

Biotechnology (1.4%):
28,045	AbbVie, Inc.	2,598,370
13,288	Amgen, Inc.	2,452,832
3,518	Biogen Idec, Inc.*	1,021,064
30,343	Gilead Sciences, Inc.	2,149,498

		8,221,764

Capital Markets (0.6%):
7,948	BGC Partners, Inc., Class A	89,971
1,321	CME Group, Inc.	216,538
37,377	Morgan Stanley	1,771,670
30,261	Thomson Reuters Corp.^	1,220,124

		3,298,303

Chemicals (0.4%):
5,542	DowDuPont, Inc.	365,329
36,795	Huntsman Corp.	1,074,414
3,376	LyondellBasell Industries NV, Class A	370,854
638	Westlake Chemical Corp.^	68,668

		1,879,265

Commercial Services & Supplies (0.6%):
21,297	KAR Auction Services, Inc.^	1,167,076
15,789	Republic Services, Inc., Class A	1,079,336
15,040	Waste Management, Inc.	1,223,353

		3,469,765

Communications Equipment (0.8%):
76,273	Cisco Systems, Inc.	3,282,027
49,357	Juniper Networks, Inc.^	1,353,369

		4,635,396

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.0%):
638	EMCOR Group, Inc.	$48,603

Consumer Finance (0.3%):
13,642	American Express Co.	1,336,916
6,966	Synchrony Financial	232,525

		1,569,441

Diversified Financial Services (0.4%):
13,756	Berkshire Hathaway, Inc., Class B*	2,567,557

Diversified Telecommunication Services (1.2%):
110,145	AT&T, Inc.	3,536,756
66,740	Verizon Communications, Inc.	3,357,689

		6,894,445

Electric Utilities (0.1%):
9,203	Exelon Corp.	392,048
14,512	PPL Corp.^	414,317

		806,365

Electronic Equipment, Instruments & Components (0.0%):
3,154	Tech Data Corp.*	259,006

Energy Equipment & Services (0.0%):
4,327	Halliburton Co.	194,975

Equity Real Estate Investment Trusts (0.7%):
62,996	Apple Hospitality REIT, Inc.	1,126,368
31,213	Gaming & Leisure Properties, Inc.	1,117,425
14,233	Parks Hotels & Resorts, Inc.^	435,957
40,372	Weyerhaeuser Co.	1,471,964

		4,151,714

Food & Staples Retailing (0.7%):
18,471	CVS Health Corp.	1,188,609
10,160	Walgreens Boots Alliance, Inc.	609,752
28,875	Wal-Mart Stores, Inc.	2,473,144

		4,271,505

Food Products (0.2%):
26,241	ConAgra Foods, Inc.^	937,591
2,107	Mondelez International, Inc., Class A	86,387
3,880	Tyson Foods, Inc., Class A	267,138

		1,291,116

Gas Utilities (0.1%):
14,256	UGI Corp.	742,310

Health Care Equipment & Supplies (0.6%):
31,358	Abbott Laboratories	1,912,524
21,745	Baxter International, Inc.	1,605,651
775	Haemonetics Corp.*	69,502
202	Medtronic plc	17,293

		3,604,970

Health Care Providers & Services (1.5%):
1,858	Aetna, Inc.	340,943
21,973	Cardinal Health, Inc.	1,072,942
3,082	Centene Corp.*	379,733
7,740	Cigna Corp.	1,315,413
2,354	Express Scripts Holding Co.*	181,752

Continued

2

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
5,485	Humana, Inc.^	$1,632,501
7,994	Quest Diagnostics, Inc.	878,860
13,510	UnitedHealth Group, Inc.	3,314,543

		9,116,687

Hotels, Restaurants & Leisure (0.3%):
21,730	Carnival Corp., Class A	1,245,346
4,715	Las Vegas Sands Corp.	360,037
688	McDonald’s Corp.	107,803

		1,713,186

Household Durables (0.3%):
25,434	PulteGroup, Inc.^	731,228
48,239	Taylor Morrison Home Corp., Class A*	1,002,406
6,874	Toll Brothers, Inc.^	254,269

		1,987,903

Household Products (0.5%):
41,376	Procter & Gamble Co. (The)	3,229,811

Independent Power & Renewable Electricity Producers (0.3%):
39,164	NRG Energy, Inc.	1,202,334
1,450	NRG Yield, Inc., Class C^	24,940
31,472	Vistra Energy Corp.*	744,628

		1,971,902

Industrial Conglomerates (0.2%):
1,608	3M Co., Class C	316,326
2,673	General Electric Co.	36,380
5,101	Honeywell International, Inc.	734,798

		1,087,504

Insurance (0.9%):
16,736	Aflac, Inc.	719,983
269	American National Insurance Co.	32,170
16,212	First American Financial Corp.	838,485
23,865	FNF Group	897,801
22,701	Loews Corp.^	1,096,004
25,253	Progressive Corp. (The)	1,493,715

		5,078,158

Internet & Direct Marketing Retail (1.6%):
4,634	Amazon.com, Inc.*	7,876,873
31	Booking Holdings, Inc.*	62,840
121	Etsy, Inc.*	5,105
4,071	Netflix, Inc.*	1,593,512

		9,538,330

Internet Software & Services (2.6%):
3,008	Alphabet, Inc., Class A*	3,396,604
3,862	Alphabet, Inc., Class C*	4,308,640
40,644	eBay, Inc.*	1,473,751
30,227	Facebook, Inc., Class A*	5,873,712

		15,052,707

IT Services (1.2%):
315	Conduent, Inc.*	5,724
17,713	DXC Technology Co.	1,427,845

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,896	Fidelity National Information Services, Inc.	$201,033
16,990	International Business Machines Corp.	2,373,502
2,873	MasterCard, Inc., Class A	564,602
9,676	Visa, Inc., Class A	1,281,586
62,817	Western Union Co.^	1,277,070

		7,131,362

Leisure Products (0.1%):
4,462	Hasbro, Inc.^	411,887

Machinery (0.9%):
17,334	AGCO Corp.	1,052,520
26,810	Allison Transmission Holdings, Inc.^	1,085,537
14,630	Caterpillar, Inc.	1,984,852
10,150	Cummins, Inc.	1,349,950

		5,472,859

Media (0.8%):
30,864	Comcast Corp., Class A	1,012,648
39,009	Tegna, Inc.^	423,248
3,859	Twenty-First Century Fox, Inc.	191,754
26,962	Walt Disney Co. (The)	2,825,886

		4,453,536

Metals & Mining (0.5%):
87,427	Freeport-McMoRan Copper & Gold, Inc.	1,508,990
34,814	Newmont Mining Corp.	1,312,836

		2,821,826

Mortgage Real Estate Investment Trusts (0.4%):
114,771	Annaly Capital Management, Inc.	1,180,993
23,495	MFA Financial, Inc.	178,092
15,226	New Residential Investment Corp.	266,303
17,994	Starwood Property Trust, Inc.^	390,650
14,535	Two Harbors Investment Corp.^	229,653

		2,245,691

Multiline Retail (0.5%):
15,492	Kohl’s Corp.^	1,129,367
29,683	Macy’s, Inc.^	1,111,035
5,812	Nordstrom, Inc.^	300,945
5,269	Target Corp.	401,076

		2,942,423

Multi-Utilities (0.0%):
868	MDU Resources Group, Inc.	24,894

Oil, Gas & Consumable Fuels (2.4%):
28,921	Chevron Corp.	3,656,482
29,715	ConocoPhillips Co.	2,068,758
57,485	Exxon Mobil Corp.	4,755,735
19,024	HollyFrontier Corp.^	1,301,812
16,451	Marathon Petroleum Corp.	1,154,202
1,441	Murphy Oil Corp.^	48,663
847	Occidental Petroleum Corp.	70,877
623	PBF Energy, Inc., Class A	26,122
7,917	Valero Energy Corp.	877,441

		13,960,092

Continued

3

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.3%):
14,083	Domtar Corp.	$672,322
33,351	Louisiana-Pacific Corp.	907,815

		1,580,137

Personal Products (0.2%):
10,099	Estee Lauder Co., Inc. (The), Class A	1,441,026

Pharmaceuticals (2.5%):
1,680	Allergan plc	280,090
39,297	Bristol-Myers Squibb Co.	2,174,696
23,965	Eli Lilly & Co.	2,044,933
36,918	Johnson & Johnson Co.	4,479,631
47,044	Merck & Co., Inc.	2,855,571
82,523	Pfizer, Inc.	2,993,934

		14,828,855

Professional Services (0.4%):
9,065	Dun & Bradstreet Corp.	1,111,822
19,616	Robert Half International, Inc.	1,277,002

		2,388,824

Road & Rail (0.3%):
11,796	Union Pacific Corp.^	1,671,257

Semiconductors & Semiconductor Equipment (1.3%):
1,567	Applied Materials, Inc.	72,380
70,494	Intel Corp.	3,504,256
33,565	Micron Technology, Inc.*	1,760,149
5,670	NVIDIA Corp.	1,343,223
11,848	Texas Instruments, Inc.	1,306,242

		7,986,250

Software (2.4%):
117	Adobe Systems, Inc.*	28,526
27,729	CA, Inc.	988,539
2,812	Citrix Systems, Inc.*	294,810
2,542	Dell Technologies, Inc., Class V*	215,002
8,224	Intuit, Inc.	1,680,204
89,823	Microsoft Corp.	8,857,447
54,439	Oracle Corp.	2,398,582

		14,463,110

Specialty Retail (0.9%):
8,767	Best Buy Co., Inc.^	653,843
7,463	Dick’s Sporting Goods, Inc.^	263,071
7,751	Foot Locker, Inc.	408,090
17,477	Home Depot, Inc. (The)	3,409,762
911	Tiffany & Co.	119,888
2,398	TJX Cos., Inc. (The)	228,242

		5,082,896

Technology Hardware, Storage & Peripherals (2.5%):
54,165	Apple, Inc.	10,026,483
41,687	HP, Inc.	945,878
17,715	NetApp, Inc.	1,391,159
24,475	Seagate Technology plc^	1,382,103
17,636	Western Digital Corp.^	1,365,203

		15,110,826

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.5%):
10,001	Deckers Outdoor Corp.*	$1,129,013
7,934	Michael Kors Holdings, Ltd.*	528,404
9,135	Ralph Lauren Corp.^	1,148,452
2,817	VF Corp.	229,642

		3,035,511

Tobacco (0.0%):
640	Philip Morris International, Inc.	51,674

Trading Companies & Distributors (0.0%):
170	W.W. Grainger, Inc.^	52,428

Wireless Telecommunication Services (0.0%):
3,117	Telephone & Data Systems, Inc.	85,468

Total Common Stocks (Cost $201,754,058)		232,211,896

Asset Backed Securities (0.7%):
270,068	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	268,030

1,578,198	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	1,575,865

707,292	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	711,409

205,729	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	200,238

406,000	Castlelake Aircraft Securitization Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	407,867

366,160	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	363,264

218,900	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/23 @ 100(a)	214,962

381,964	Thunderbolt Aircraft Lease Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	383,794

Total Asset Backed Securities (Cost $4,135,444)		4,125,429

Collateralized Mortgage Obligations (0.6%):
$860,000	CSMC Trust, Class D, Series 2017-PFHP, 4.32%(US0001M+225bps), 12/15/30(a)	861,888

1,900,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.49%, 12/15/34(a)(b)	1,888,757

91,781	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	91,406

130,097	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	127,742

368,905	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(a)(b)	362,699

Total Collateralized Mortgage Obligations (Cost $3,380,527)		3,332,492

Corporate Bonds (16.6%):
Aerospace & Defense (0.2%):
235,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	235,884

Continued

4

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	$212,625
500,000	KLX, Inc., 5.88%, 12/1/22, Callable 8/3/18 @ 104.41(a)	519,375

		967,884

Automobiles (0.1%):
330,000	General Motors Co., 3.50%, 10/2/18	330,625

Banks (1.6%):
640,000	Bank of America Corp., 4.20%, 8/26/24	643,340
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	401,527
66,000	Bank of America Corp., Series G, 4.45%, 3/3/26	66,153
396,000	Bank of America Corp., Series G, 3.50%, 4/19/26	383,038
397,000	Bank of America Corp., 4.25%, 10/22/26	392,301
543,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	511,329
170,000	Bank of America Corp., Series AA, 6.10% (US0003M+390 bps), 12/29/49, Callable 3/17/25 @ 100^	176,698
495,000	CIT Group, Inc., 6.13%, 3/9/28	508,613
730,000	Citigroup, Inc., 4.05%, 7/30/22	733,941
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,071,419
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	243,812
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	1,986,405
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	214,575
1,422,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,404,039
160,000	JPMorgan Chase & Co., Series S, 6.75% (US0003M+378 bps), 12/31/99, Callable 2/1/24 @ 100, Perpetual Bond^	174,000
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	547,152

		9,458,342

Beverages (0.4%):
992,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	983,705
939,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	951,721
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	325,264

		2,260,690

Capital Markets (1.1%):
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	151,916
399,000	Goldman Sachs Group, Inc.(The), 2.88% (US0003M+82 bps), 10/31/22, Callable 10/31/21 @ 100	389,512
154,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100	152,761
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100^	155,375

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$523,000	Morgan Stanley, 4.88%, 11/1/22	$542,462
4,600,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	4,572,399
145,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(a)	140,288
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	113,555

		6,218,268

Chemicals (0.3%):
350,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	331,184
120,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	116,100
380,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 8/3/18 @ 103.25^(a)	386,650
245,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(a)	239,488
385,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 8/3/18 @ 102.19(a)	381,150
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	120,900
175,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31^(a)	167,125
200,000	W R Grace & Co., 5.63%, 10/1/24(a)	208,500

		1,951,097

Commercial Services & Supplies (0.1%):
200,000	ADT Corp., 4.88%, 7/15/32(a)	156,500
220,000	Covanta Holding Corp., 5.88%, 3/1/24, Callable 3/1/19 @ 102.94	216,700

		373,200

Construction & Engineering (0.1%):
250,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	258,750
200,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100^	188,500
150,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(a)	151,875

		599,125

Consumer Finance (1.4%):
400,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/20/25 @ 100^	407,500
260,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	245,425
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100^	524,476
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	988,614
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,043,022
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	600,132
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	991,711
300,000	General Motors Acceptance Corp., 8.00%, 11/1/31	357,000
383,000	General Motors Financial Co., 3.50%, 7/10/19^	384,923
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	506,970

Continued

5

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$161,000	Hyundai Capital America, 2.88%, 8/9/18^(a)	$160,977
378,000	Hyundai Capital America, 2.55%, 2/6/19(a)	376,604
130,000	Navient Corp., 7.25%, 9/25/23^	136,175
200,000	SLM Corp., 5.50%, 1/15/19	201,600
271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100^	271,157
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100^	509,471
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	597,991
161,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	148,524

		8,452,272

Containers & Packaging (0.1%):
80,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^(a)	76,000
65,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	59,475
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	54,000
200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(a)	197,500
115,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	109,250

		496,225

Diversified Consumer Services (0.3%):
850,000	APX Group, Inc., 8.75%, 12/1/20, Callable 8/3/18 @ 102.19	813,534
415,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	368,313
110,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	110,963
460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19^(a)	490,765

		1,783,575

Diversified Financial Services (0.1%):
60,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100^(a)	59,527
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	486,485
125,000	USA Compression Partners LP, 6.88%, 4/1/26, Callable 4/1/21 @ 105.16^(a)	129,375
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	174,762

		850,149

Diversified Telecommunication Services (0.8%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	317,130
580,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	571,423
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	28,268
255,000	Frontier Communications Corp., 7.05%, 10/1/46	140,250
555,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	543,623

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$200,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69^	$192,500
130,000	Qwest Corp., 7.25%, 9/15/25	138,907
400,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(a)	366,000
325,000	Verizon Communications, Inc., 5.50%, 3/16/47	340,555
603,000	Verizon Communications, Inc., 5.01%, 4/15/49	587,232
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	873,878
500,000	Zayo Group LLC / Zayo Capital, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19	509,375

		4,609,141

Electric Utilities (0.1%):
110,000	Emera US Finance LP, 2.15%, 6/15/19	108,852
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	106,091
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	163,832
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21(c)	150,975
159,000	NSG Holdings LLC, 7.75%, 12/15/25(d)	173,309
117,000	NV Energy, Inc., 6.25%, 11/15/20	124,888

		827,947

Electronic Equipment, Instruments & Components (0.0%):
230,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81^(a)	224,250

Energy Equipment & Services (0.1%):
234,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	232,326
205,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100	211,983
110,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100	105,875

		550,184

Equity Real Estate Investment Trusts (2.1%):
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	495,709
1,000,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	987,351
265,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	251,777
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	505,901
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	342,395
717,000	Corporate Office Properties LP, 5.25%, 2/15/24, Callable 11/15/23 @ 100	741,964
110,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	110,000
773,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	792,708
315,000	Digital Realty Trust LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100	318,219

Continued

6

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$900,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	$927,437
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	181,427
500,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88	503,600
45,000	GLP Capital LP, 5.25%, 6/1/25^	45,000
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	502,928
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	723,940
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63^	196,000
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	545,072
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100^	98,690
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	530,499
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	1,551,228
494,000	Omega Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100^	476,273
600,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 8/3/18 @ 102.75	611,448
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	684,023
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	264,025
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	114,280
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100^	126,509

		12,628,403

Food & Staples Retailing (0.5%):
300,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	298,479
670,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	666,450
779,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	768,412
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	341,299
510,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	519,025
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(a)	66,138
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100^	269,276

		2,929,079

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.1%):
$255,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^(a)	$237,150
200,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	186,500

		423,650

Health Care Equipment & Supplies (0.1%):
191,000	Becton Dickinson And Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	180,801
215,000	Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/3/18 @ 101.66(a)	210,162
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	122,500

		513,463

Health Care Providers & Services (0.6%):
260,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 8/3/18 @ 102.56^	240,500
120,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	109,950
355,000	HCA, Inc., 3.75%, 3/15/19^	356,331
1,900,000	HCA, Inc., 6.50%, 2/15/20	1,972,437
25,000	HCA, Inc., 5.88%, 3/15/22	26,063
20,000	HCA, Inc., 4.75%, 5/1/23	19,950
300,000	HCA, Inc., 5.38%, 2/1/25	295,410
200,000	Tenet Healthcare Corp., 4.50%, 4/1/21^	198,000
400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	418,208
130,000	Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78^(a)	143,325

		3,780,174

Health Care Technology (0.0%):
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	194,750

Hotels, Restaurants & Leisure (0.3%):
200,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	199,000
325,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63^(a)	307,531
50,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 8/3/18 @ 105.25	52,500
95,000	Eldorado Resorts, Inc., 6.00%, 4/1/25, Callable 4/1/20 @ 104.5	95,119
100,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31	97,500
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100^	85,419
430,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100	399,362
100,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(a)	94,250
60,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)	57,150

Continued

7

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$95,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(a)	$89,300
115,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	114,138
100,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100^(a)	98,250

		1,689,519

Independent Power & Renewable Electricity Producers (0.3%):
230,000	AES Corp., 5.50%, 4/15/25, Callable 4/15/20 @ 102.75	231,725
695,000	Dynegy, Inc., 8.00%, 1/15/25, Callable 1/15/20 @ 104^(a)	746,255
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	497,840
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	131,874
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(a)	110,688
230,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13^	235,750

		1,954,132

Industrial Conglomerates (0.1%):
200,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 8/3/18 @ 101.5	202,500
330,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 8/3/18 @ 102.94^	330,413
130,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38	130,975

		663,888

Insurance (0.6%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	217,846
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100^	781,437
65,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	65,975
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	465,947
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	523,181
1,042,000	Unum Group, 5.75%, 8/15/42	1,107,887
130,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	129,350

		3,291,623

Internet Software & Services (0.0%):
130,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19^	123,500

IT Services (0.0%):
90,000	Conduent Finance, Inc., 10.50%, 12/15/24, Callable 12/15/20 @ 105.25^(a)	107,663
140,000	First Data Corp., 5.75%, 1/15/24, Callable 1/15/19 @ 102.88(a)	140,002

		247,665

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.0%):
$115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	$110,433
30,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	30,066

		140,499

Media (1.7%):
395,000	21st Century Fox America, 7.75%, 12/1/45	556,662
500,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/16/18 @ 104.03(a)	497,500
115,000	AMC Entertainment, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88	112,700
320,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(a)	320,800
65,000	CCO Holdings LLC, 5.38%, 5/1/25, Callable 5/1/20 @ 102.68(a)	62,888
400,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	393,000
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	390,500
61,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	55,356
144,000	Comcast Corp., 4.65%, 7/15/42	140,097
161,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	155,126
136,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	119,797
112,000	Comcast Corp., 4.00%, 3/1/48, Callable 9/1/47 @ 100^	98,674
224,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	196,885
200,000	DISH DBS Corp., 5.00%, 3/15/23^	173,500
200,000	DISH DBS Corp., 5.88%, 11/15/24^	169,250
140,000	DISH Network Corp., 3.38%, 8/15/26	135,603
80,000	NBCUniversal Media LLC, 5.95%, 4/1/41	90,100
114,000	NBCUniversal Media LLC, 4.45%, 1/15/43	107,767
700,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	716,625
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 8/3/18 @ 102.31(a)	195,000
105,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103(a)	106,969
695,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	685,444
130,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	125,125
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	742,662
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,005,089
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	622,986
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	164,434
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	317,382

Continued

8

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	$1,599,123
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	64,195

		10,121,239

Metals & Mining (0.1%):
400,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	380,000

Mortgage Real Estate Investment Trusts (0.0%):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100(a)	43,200

Multi-Utilities (0.1%):
339,000	Sempra Energy, 6.00%, 10/15/39	401,825

Oil, Gas & Consumable Fuels (2.3%):
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	153,337
308,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100^	330,089
738,000	Anadarko Petroleum Corp., 7.50%, 5/1/31	914,149
78,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	90,141
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	492,763
300,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 8/3/18 @ 102.56^	300,750
280,000	California Resources Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(a)	254,100
315,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	343,350
475,000	Cheniere Energy Partners, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63^(a)	463,339
488,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(a)	512,253
360,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^	366,642
425,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 8/3/18 @ 104.69(a)	423,003
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	131,697
195,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 8/3/18 @ 104.69^	198,413
100,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	99,875
100,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 8/3/18 @ 103.25	102,000
275,000	DCP Midstream Operating LLC, 8.13%, 8/16/30^	326,563
350,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	320,250
215,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 3/31/19 @ 109.25^(a)	227,900
125,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 8/3/18 @ 102.31	109,100

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	$116,261
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	118,699
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100^	66,967
229,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	228,289
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	126,687
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	82,991
165,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106^(a)	166,650
200,000	Global Partners LP, 6.25%, 7/15/22, Callable 8/3/18 @ 103.13	194,000
220,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	219,450
205,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.5(a)	198,850
50,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	48,250
155,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44^(a)	125,163
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	110,657
112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	103,934
195,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	194,614
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	46,093
479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	474,339
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	163,924
190,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(a)	186,675
265,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	274,275
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	37,567
200,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 7/19/18 @ 102.81^	194,000
233,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100^	228,049
40,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 4/1/21 @ 105.63^	41,400
200,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	190,000
80,000	Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75(a)	75,800
548,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	503,881

Continued

9

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84^	$128,375
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41(a)	125,938
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69^	126,100
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	101,185
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100^	962,355
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	237,832
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100^	164,468
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	286,020

		12,809,452

Pharmaceuticals (0.0%):
110,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	114,263

Professional Services (0.0%):
200,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	192,000

Real Estate Management & Development (0.0%):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(a)	196,250

Semiconductors & Semiconductor Equipment (0.0%):
135,000	QORVO, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.5	145,125

Software (0.1%):
80,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	81,520
135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	135,506
200,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88^(a)	222,126
250,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.5(a)	262,469
125,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(a)	121,097

		822,718

Technology Hardware, Storage & Peripherals (0.1%):
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	443,095

Thrifts & Mortgage Finance (0.0%):
235,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	216,741

Tobacco (0.3%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	214,656
94,000	Reynolds American, Inc., 3.25%, 6/12/20	93,904

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$320,000	Reynolds American, Inc., 4.00%, 6/12/22	$321,993
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	233,486
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	128,837
700,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	676,374

		1,669,250

Trading Companies & Distributors (0.2%):
130,000	AerCap Global Aviation Trust, 6.50% (US0003M+430 bps), 6/15/45, Callable 6/15/25 @ 100^(a)	133,900
442,000	Air Lease Corp., 2.63%, 9/4/18	441,820
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	471,550

		1,047,270

Wireless Telecommunication Services (0.2%):
200,000	Sprint Communications, Inc., 7.25%, 9/15/21	208,000
200,000	Sprint Communications, Inc., 7.88%, 9/15/23	207,375
280,000	Sprint Communications, Inc., 7.13%, 6/15/24	282,685
200,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	201,000

		899,060

Total Corporate Bonds (Cost $101,097,236)		98,034,807

Foreign Bond (0.0%):
Sovereign Bond (0.0%):
50,000	Korea Treasury Bond, Series 2103, 0.13%, 3/10/21+	45

Total Foreign Bond (Cost $43)		45

Yankee Dollars (6.5%):
Aerospace & Defense (0.1%):
140,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 8/3/18 @ 103(a)	139,433
210,000	Bombardier, Inc., 6.13%, 1/15/23^(a)	210,525

		349,958

Banks (1.1%):
430,000	Barclays Bank plc, 3.25%, 1/12/21	423,840
200,000	Barclays Bank plc, 7.63%, 11/21/22^	215,300
585,000	Barclays Bank plc, 4.38%, 1/12/26	568,190
205,000	HSBC Holdings plc, 4.25%, 3/14/24	203,954
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	181,533
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	599,821
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	519,629
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22^	2,683,648
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	476,046
425,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	445,983

		6,317,944

Beverages (0.0%):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13^(a)	77,800

Continued

10

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets (0.8%):
$470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	$464,862
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	667,059
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	776,790
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	452,032
860,000	Deutsche Bank AG, 3.30%, 11/16/22	805,710
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	892,896
491,000	UBS Group AG, 4.13%, 9/24/25(a)	487,569

		4,546,918

Chemicals (0.2%):
400,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	410,500
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	148,500
325,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100(a)	308,750
105,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	101,850
150,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(a)	152,355
115,000	Tronox Finance plc, 5.75%, 10/1/25, Callable 10/1/20 @ 104.31(a)	111,694

		1,233,649

Containers & Packaging (0.1%):
490,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(a)	509,600
200,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	194,750

		704,350

Diversified Financial Services (0.0%):
120,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94^(a)	120,300
20,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 12/1/18 @ 103.81(a)	20,400

		140,700

Diversified Telecommunication Services (0.2%):
260,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)	273,000
140,000	Numericable Group SA, 6.00%, 5/15/22, Callable 8/3/18 @ 103^(a)	140,497
200,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 8/3/18 @ 105.16(a)	205,940
200,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	195,540
355,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94(a)	331,708

		1,146,685

Energy Equipment & Services (0.2%):
200,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100^	164,750
113,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100^	107,068

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services, continued
$130,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91(a)	$133,899
120,000	Precision Drilling Corp., 7.75%, 12/15/23, Callable 12/15/19 @ 103.88^	126,300
215,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100	217,080
215,000	Weatherford International, Ltd., 6.50%, 8/1/36^	168,238

		917,335

Gas Utilities (0.0%):
230,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/3/18 @ 103.44(d)	232,300

Hotels, Restaurants & Leisure (0.0%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	108,963
45,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(a)	45,450
200,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(a)	206,500
95,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44^(a)	90,697

		451,610

Media (0.1%):
400,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	386,880
200,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06^(a)	199,000
325,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(a)	281,938

		867,818

Metals & Mining (0.2%):
200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497 bps), 10/19/75, Callable 10/19/20 @ 100(a)	209,063
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509 bps), 10/19/75, Callable 10/20/25 @ 100^(a)	494,532
200,000	Corp. Nacional del Cobre, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	190,506
200,000	Corp. Nacional del Cobre, 4.50%, 8/1/47, Callable 2/1/47 @ 100^(a)	194,312
200,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 8/3/18 @ 103.63^(a)	202,000
200,000	First Quantum Minerals, Ltd., 6.50%, 3/1/24, Callable 9/1/20 @ 103.25(a)	193,000
95,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25, Callable 4/1/20 @ 105.63^(a)	93,756

		1,577,169

Multi-Utilities (0.1%):
148,000	InterGen NV, 7.00%, 6/30/23, Callable 8/3/18 @ 103.5(a)	145,780
566,000	Petroleos Mexicanos, 6.50%, 3/13/27	580,388

		726,168

Continued

11

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (1.5%):
$28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	$31,120
362,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	348,676
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	328,809
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	133,776
156,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100	166,534
234,000	Petrobras Global Finance Co., 4.38%, 5/20/23^	219,258
1,793,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	1,658,526
97,000	Petroleos Mexicanos, 6.00%, 3/5/20	100,153
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,154,001
694,000	Petroleos Mexicanos, 4.50%, 1/23/26^	651,111
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	654,518
563,000	Petroleos Mexicanos, 5.50%, 6/27/44	474,891
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	568,012
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,100,780
130,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 8/3/18 @ 105.16(a)	131,300

		8,721,465

Pharmaceuticals (0.7%):
1,050,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,033,187
123,000	Mylan NV, 2.50%, 6/7/19	122,440
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	453,960
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	215,829
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24, Callable 1/15/24 @ 100^	198,065
324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	300,522
232,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	200,390
276,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26	221,828
120,000	Valeant Pharmaceuticals, 5.50%, 3/1/23, Callable 8/3/18 @ 102.75(a)	111,600
200,000	Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22, Callable 3/15/19 @ 103.25(a)	207,000
265,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(a)	277,838
145,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25, Callable 12/15/21 @ 104.5(a)	150,249
295,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	271,769

		3,764,677

Professional Services (0.1%):
205,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	202,950
620,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(a)	590,550

		793,500

Software (0.1%):
350,000	Open Text Corp., 5.63%, 1/15/23, Callable 8/3/18 @ 104.22^(a)	359,625

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond (0.3%):
$900,000	Dominican Republic, 5.50%, 1/27/25(a)	$893,088
1,000,000	Republic of Argentina, 5.88%, 1/11/28^	812,500

		1,705,588

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	458,559
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	696,799

		1,155,358

Trading Companies & Distributors (0.5%):
900,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	927,369
1,450,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22^	1,478,636
200,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 8/3/18 @ 104.78^	206,250
125,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	117,188

		2,729,443

Total Yankee Dollars (Cost $39,457,721)		38,520,060

Municipal Bonds (0.8%):
California (0.3%):
400,000	California State, Build America Bonds, GO, 7.50% 04/1/34	561,796
740,000	California State, Build America Bonds, GO, 7.55% 04/1/39	1,091,234
10,000	California State, Build America Bonds, GO, 7.35% 11/1/39	14,235

		1,667,265

Illinois (0.5%):
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43% 1/1/42	97,632
125,000	Illinois State, Build America Bonds, GO, 4.95% 6/1/23	127,181
3,235,000	Illinois State, Build America Bonds, GO, 5.10% 6/1/33	3,061,474

		3,286,287

Total Municipal Bonds (Cost $5,021,113)		4,953,552

U.S. Government Agency Mortgages (14.0%):
Federal National Mortgage Association (7.2%)
5,323	3.50%, 11/1/25, Pool #AE7758	5,390
253,787	3.50%, 1/1/26, Pool #AH2108	256,985
648,842	3.50%, 1/1/26, Pool #AH1296	657,512
158,765	3.00%, 11/1/27, Pool #AL4642	158,789
237,922	3.00%, 6/1/29, Pool #AW3641	237,886
1,000,000	2.50%, 7/25/33, TBA	971,878
1,125,000	3.00%, 7/25/33, TBA	1,118,396
450,000	3.50%, 7/25/33, TBA	455,379
154,642	3.50%, 8/1/33, Pool #AL4227	156,377
840,449	6.00%, 5/1/36, Pool #745512	926,190
388,631	6.00%, 7/1/39, Pool #BF0030	420,987
44,317	3.50%, 12/1/40, Pool #AH1556	44,474

Continued

12

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$19,536	3.50%, 6/1/42, Pool #AO6387	$19,581
617,657	3.00%, 9/1/42, Pool #AB6126	604,154
826,108	3.00%, 10/1/42, Pool #AB6504	807,663
468,929	3.00%, 10/1/42, Pool #AB6509	458,678
42,717	3.50%, 11/1/42, Pool #MA1236	42,876
948,039	3.00%, 11/1/42, Pool #AB6976	926,871
322,329	3.00%, 12/1/42, Pool #AB7282	315,170
1,430,792	3.00%, 1/1/43, Pool #AB7586	1,398,569
22,644	3.50%, 3/1/43, Pool #AR4461	22,675
19,498	3.50%, 3/1/43, Pool #AB8733	19,536
61,001	3.50%, 7/1/43, Pool #AT8975	61,097
83,565	3.50%, 11/1/43, Pool #AL9612	83,801
917,883	4.50%, 3/1/44, Pool #AV0957	958,196
996,874	4.50%, 7/1/44, Pool #AS3062	1,043,770
353,447	4.50%, 10/1/44, Pool #AV8856	369,613
512,348	4.50%, 12/1/44, Pool #AS4176	536,034
126,337	3.50%, 2/1/45, Pool #BM1014	126,672
184,660	4.00%, 5/1/45, Pool #AZ1207	188,486
504,349	4.00%, 6/1/45, Pool #AY8096	514,916
272,095	4.00%, 6/1/45, Pool #AY8126	277,651
772,322	3.50%, 7/1/45, Pool #AZ0814	771,002
506,284	3.50%, 8/1/45, Pool #AY8424	505,419
652,759	4.50%, 12/1/45, Pool #BA6997	680,201
94,119	4.00%, 12/1/45, Pool #AS6352	96,262
41,186	4.50%, 1/1/46, Pool #AY3890	43,138
320,223	4.00%, 2/1/46, Pool #BC1578	326,682
15,211	4.50%, 3/1/46, Pool #BC0287	15,929
696,394	4.00%, 4/1/46, Pool #AL8468	714,767
90,603	4.00%, 4/1/46, Pool #AS7024	92,659
148,733	4.50%, 6/1/46, Pool #BD1238	156,003
596,234	3.50%, 6/1/46, Pool #BD1073	595,215
656,206	4.00%, 6/1/46, Pool #AL9282	669,464
466,277	3.50%, 7/1/46, Pool #BC6149	465,480
673,033	3.50%, 7/1/46, Pool #AL9515	671,883
31,207	3.50%, 8/1/46, Pool #BD5247	31,159
126,581	3.00%, 8/1/46, Pool #AS8320	122,807
47,545	3.50%, 9/1/46, Pool #BD7792	47,471
20,877	3.50%, 9/1/46, Pool #BD0711	20,845
999,894	3.00%, 9/1/46, Pool #AS7844	970,683
111,941	4.00%, 9/1/46, Pool #BD1489	114,202
69,330	4.50%, 10/1/46, Pool #BE1671	72,557
343,488	3.50%, 10/1/46, Pool #AL9285	342,902
35,967	4.00%, 10/1/46, Pool #BD7599	36,695
1,912,441	3.50%, 10/1/46, Pool #BC4760	1,909,468
568,214	3.00%, 10/1/46, Pool #AL9397	551,596
75,123	4.50%, 11/1/46, Pool #BE2386	78,524
44,671	3.50%, 12/1/46, Pool #BE5877	44,602
18,470	4.50%, 12/1/46, Pool #BC9079	19,343
693,941	3.50%, 12/1/46, Pool #BC9077	692,701
1,121,071	3.50%, 12/1/46, Pool #BD8504	1,119,329
483,331	3.00%, 12/1/46, Pool #BE0757	469,185
145,303	4.50%, 12/1/46, Pool #BE4488	152,411
515,528	3.50%, 1/1/47, Pool #BE1526	514,567
26,802	3.50%, 1/1/47, Pool #BE7834	26,760
415,772	3.50%, 1/1/47, Pool #AL9776	415,061

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$423,079	3.50%, 1/1/47, Pool #BE5530	$422,356
116,740	4.50%, 1/1/47, Pool #BE7087	122,448
92,416	4.50%, 1/1/47, Pool #BE6506	96,599
128,394	4.50%, 2/1/47, Pool #BE8498	134,672
998,261	4.00%, 2/1/47, Pool #AL9779	1,022,795
412,634	4.50%, 3/1/47, Pool #BE9261	431,910
295,499	2.50%, 4/1/47, Pool #BM3707	276,882
153,670	4.00%, 5/1/47, Pool #BM1277	157,236
1,464,327	4.00%, 6/1/47, Pool #BE3702	1,493,619
152,928	4.50%, 6/1/47, Pool #BE3663	160,183
24,558	4.50%, 6/1/47, Pool #BE9387	25,724
46,960	4.50%, 6/1/47, Pool #BH0561	49,118
22,008	4.00%, 6/1/47, Pool #BH4269	22,518
795,442	3.50%, 7/1/47, Pool #BM3041	796,409
366,237	4.00%, 7/1/47, Pool #BE9653	373,835
143,156	4.50%, 7/1/47, Pool #BE3749	149,951
98,378	4.00%, 7/1/47, Pool #AS9968	100,597
2,200,000	4.50%, 7/25/47, TBA	2,290,769
415,560	3.50%, 12/1/47, Pool #CA0854	414,914
456,496	3.50%, 12/1/47, Pool #CA0855	455,234
23,998	4.00%, 12/1/47, Pool #BJ4279	24,559
24,781	4.00%, 12/1/47, Pool #BJ2132	25,360
24,328	4.00%, 2/1/48, Pool #CA1199	24,896
24,894	4.00%, 3/1/48, Pool #BK1867	25,476
24,899	4.00%, 3/1/48, Pool #BK3214	25,481
498,127	3.00%, 4/1/48, Pool #CA1521	483,175
32,643	4.00%, 4/1/48, Pool #CA1545	33,406
24,924	4.00%, 4/1/48, Pool #BK2485	25,507
24,900	4.00%, 4/1/48, Pool #BK4838	25,482
24,930	4.00%, 4/1/48, Pool #BJ8805	25,513
682,551	4.00%, 4/1/48, Pool #BJ9939	698,294
142,376	4.50%, 4/1/48, Pool #BJ5454	148,999
32,295	4.00%, 4/1/48, Pool #BK3836	33,050
179,007	4.00%, 4/1/48, Pool #BM3700	183,122
999,900	3.50%, 4/1/48, Pool #BJ2692	995,691
24,965	4.00%, 5/1/48, Pool #BK2527	25,548
51,779	4.50%, 5/1/48, Pool #BJ5507	54,188
90,533	4.00%, 5/1/48, Pool #BM3877	92,916
3,100,000	4.50%, 8/25/48, TBA	3,222,089

		42,913,745

Federal Home Loan Mortgage Corporation (3.4%)
512,945	3.50%, 3/1/32, Pool #C91403	520,353
1,352,561	3.50%, 7/1/32, Pool #C91467	1,372,057
1,275,255	4.00%, 5/1/37, Pool #C91938	1,314,598
425,724	5.00%, 2/1/38, Pool #G60365	453,937
538,257	4.00%, 11/1/40, Pool #A95150	552,346
1,085,961	3.50%, 1/1/44, Pool #G07922	1,089,240
542,433	3.50%, 1/1/44, Pool #G60271	544,069
167,203	3.50%, 11/1/45, Pool #Q37467	167,035
18,264	4.00%, 4/1/46, Pool #Q39975	18,692
47,965	4.00%, 4/1/46, Pool #V82292	49,089
29,620	3.00%, 6/1/46, Pool #G08710	28,717
342,645	3.50%, 9/1/46, Pool #Q43257	341,930
169,533	3.00%, 11/1/46, Pool #Q44452	164,313

Continued

13

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$471,634	3.00%, 12/1/46, Pool #G60989	$457,468
3,577,943	3.00%, 12/1/46, Pool #G08737	3,467,764
21,538	4.50%, 12/1/46, Pool #Q45028	22,538
20,729	4.50%, 1/1/47, Pool #Q45635	21,692
725,939	3.00%, 1/1/47, Pool #G08741	703,105
47,890	4.50%, 2/1/47, Pool #Q46222	50,120
98,286	4.50%, 5/1/47, Pool #Q48095	102,867
111,293	4.50%, 5/1/47, Pool #Q47935	116,480
44,664	4.50%, 5/1/47, Pool #Q47942	46,746
719,155	4.00%, 6/1/47, Pool #G08767	734,666
852,034	4.00%, 6/1/47, Pool #Q48877	872,871
115,376	4.50%, 6/1/47, Pool #Q48759	120,754
90,069	4.50%, 7/1/47, Pool #Q49393	94,267
971,986	4.00%, 7/1/47, Pool #G08771	993,022
638,570	3.50%, 10/1/47, Pool #G08784	635,710
498,439	3.50%, 11/1/47, Pool #Q52086	496,156
340,213	4.00%, 12/1/47, Pool #G61305	347,130
45,970	3.50%, 12/1/47, Pool #Q53293	45,759
2,457,783	3.50%, 12/1/47, Pool #V83817	2,446,482
191,089	4.50%, 12/1/47, Pool #Q53017	199,830
80,438	4.00%, 1/1/48, Pool #V83906	82,079
26,338	4.50%, 1/1/48, Pool #Q53730	27,544
92,715	4.00%, 2/1/48, Pool #G61343	94,625
24,864	4.00%, 2/1/48, Pool #Q54499	25,440
74,126	4.00%, 2/1/48, Pool #V83994	75,641
148,213	4.50%, 4/1/48, Pool #Q55500	154,999
169,319	4.50%, 4/1/48, Pool #Q55660	177,072
196,777	4.50%, 4/1/48, Pool #Q55724	205,787
292,040	4.50%, 5/1/48, Pool #Q55839	305,412
432,770	4.00%, 5/1/48, Pool #Q55992	442,791

		20,183,193

Government National Mortgage Association (3.4%)
157,908	4.00%, 8/15/41, Pool #430354	162,641
1,824,424	4.00%, 1/20/42, Pool #5280	1,886,679
29,117	4.00%, 11/20/42, Pool #AB9233	30,135
441,105	3.00%, 12/20/42, Pool #AA5872	433,894
3,850,161	3.50%, 1/20/43, Pool #MA0699	3,896,028
65,562	3.50%, 3/20/43, Pool #AD8884	66,202
115,362	3.00%, 3/20/43, Pool #AD8812	113,547
280,004	3.00%, 3/20/43, Pool #AA6146	275,514
25,615	3.50%, 4/20/43, Pool #AB9891	25,900
68,742	3.50%, 4/20/43, Pool #AD9075	69,454
380,530	3.50%, 6/20/46, Pool #MA3736	382,541
642,632	3.00%, 7/20/46, Pool #MA3802	630,867
97,579	3.50%, 7/20/46, Pool #MA3803	98,080
876,469	3.00%, 9/20/46, Pool #MA3936	860,713
175,854	3.00%, 11/20/46, Pool #MA4068	172,485
1,098,105	3.00%, 12/20/46, Pool #MA4126	1,076,757
320,293	4.00%, 1/15/47, Pool #AX5857	329,280
349,787	4.00%, 1/15/47, Pool #AX5831	358,783
2,244,664	3.00%, 1/20/47, Pool #MA4195	2,200,736
266,029	3.00%, 2/20/47, Pool #MA4261	260,823

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$228,283	4.00%, 4/20/47, Pool #784304	$234,423
197,627	4.00%, 4/20/47, Pool #784303	202,927
168,424	4.00%, 5/20/47, Pool #MA4452	172,934
178,663	4.00%, 7/20/47, Pool #MA4587	183,924
49,953	3.50%, 7/20/47, Pool #MA4586	50,190
4,760,665	3.50%, 9/20/47, Pool #MA4719	4,783,303
394,982	3.50%, 1/20/48, Pool #MA4962	396,860

		19,355,620

Total U.S. Government Agency Mortgages (Cost $84,229,003)		82,452,558

U.S. Treasury Obligations (20.7%):
U.S. Treasury Inflation Index Bonds (1.6%)
1,430,000	1.38%, 2/15/44	1,716,029
6,447,000	0.75%, 2/15/45^	6,653,290
1,150,000	1.00%, 2/15/46	1,252,377

		9,621,696

U.S. Treasury Bonds (2.6%)
1,029,000	3.00%, 11/15/45^	1,032,618
10,538,000	3.00%, 2/15/47	10,575,871
2,197,000	3.00%, 5/15/47	2,203,437
1,347,000	2.75%, 11/15/47^	1,285,333

		15,097,259

U.S. Treasury Notes (13.7%)
11,824,000	1.75%, 12/31/20^	11,584,287
2,851,000	1.25%, 3/31/21^	2,748,765
910,000	1.38%, 4/30/21^	879,323
13,364,000	1.13%, 9/30/21	12,732,864
4,686,000	2.00%, 12/31/21	4,582,029
14,576,000	1.88%, 3/31/22^	14,157,509
1,431,000	1.75%, 6/30/22	1,379,685
15,386,000	1.88%, 7/31/22	14,894,969
8,264,000	1.88%, 9/30/22	7,989,287
2,625,000	2.13%, 7/31/24	2,526,665
2,619,000	2.13%, 11/30/24	2,514,752
2,314,000	2.25%, 12/31/24^	2,237,801
3,900,800	1.50%, 8/15/26	3,522,910

		81,750,846

U.S. Treasury Inflation Index Notes (2.8%)
2,238,000	0.25%, 1/15/25	2,302,525
5,000,000	0.63%, 1/15/26	5,243,518
3,330,000	0.13%, 7/15/26^	3,334,512
5,351,100	0.38%, 7/15/27	5,332,011

		16,212,566

Total U.S. Treasury Obligations (Cost $126,924,560)		122,682,367

Securities Held as Collateral for Securities on Loan (16.1%):
95,506,225	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Securities Lending Collateral Account(e)	95,506,225

Total Securities Held as Collateral for Securities on Loan (Cost $95,506,225)		95,506,225

Continued

14

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.9%):
$11,171,522	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(f)	$11,171,522

Total Unaffiliated Investment Company (Cost $11,171,522)		11,171,522

Total Investment Securities (Cost $672,677,452) — 117.1%(g)		692,990,953
Net other assets (liabilities) — (17.1)%		(101,028,493)

Net Assets — 100.0%		$591,962,460

Percentages indicated are based on net assets as of June 30, 2018.

GO—General Obligation

LIBOR—London Interbank Offered Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $92,241,623.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2018.

(c)	Defaulted bond.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.07% of the net assets of the fund.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(f)	The rate represents the effective yield at June 30, 2018.

(g)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (-0.3%):
Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association, TBA	3.50%	7/25/48	$(1,600,000)	$(1,582,500)	$(1,592,474)	$(9,974)

				$(1,582,500)	$(1,592,474)	$(9,974)

Futures Contracts

Cash of $50,400 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	10	$1,360,800	$(20,299)

				$(20,299)

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$672,677,452

Investment securities, at value*	$692,990,953
Cash	968
Segregated cash for collateral	50,400
Interest and dividends receivable	3,209,662
Receivable for capital shares issued	99,313
Receivable for investments sold	8,246,114
Receivable for variation margin on futures contracts	945
Reclaims receivable	149,082
Prepaid expenses	3,652

Total Assets	704,751,089

Liabilities:
Foreign currency, at value (cost $34,494)	34,494
Payable for investments purchased	15,110,474
Payable for capital shares redeemed	179,886
Payable for collateral received on loaned securities	95,506,225
Securities sold short (Proceeds received $1,582,500)	1,592,474
Payable for variation margin on futures contracts	409
Manager fees payable	196,077
Administration fees payable	14,377
Distribution fees payable	122,701
Custodian fees payable	3,337
Administrative and compliance services fees payable	858
Transfer agent fees payable	559
Trustee fees payable	5,103
Other accrued liabilities	21,655

Total Liabilities	112,788,629

Net Assets	$591,962,460

Net Assets Consist of:
Capital	$513,288,660
Accumulated net investment income/(loss)	20,275,702
Accumulated net realized gains/(losses) from investment transactions	38,107,900
Net unrealized appreciation/(depreciation) on investments	20,290,198

Net Assets	$591,962,460

Shares of beneficial interest (unlimited number of shares authorized, no par value)	44,222,979
Net Asset Value (offering and redemption price per share)	$13.39

*	Includes securities on loan of $92,241,623.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$6,194,511
Dividends	2,678,482
Income from securities lending	126,469
Foreign withholding tax	(82,717)

Total Investment Income	8,916,745

Expenses:
Manager fees	2,107,461
Administration fees	116,763
Distribution fees	752,662
Custodian fees	15,050
Administrative and compliance services fees	4,048
Transfer agent fees	2,546
Trustee fees	12,324
Professional fees	13,298
Shareholder reports	6,148
Other expenses	5,373

Total expenses before reductions	3,035,673
Less expenses voluntarily waived/reimbursed by the Manager	(752,662)
Less expense contractually waived/reimbursed by the Manager	(150,254)

Net expenses	2,132,757

Net Investment Income/(Loss)	6,783,988

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	16,448,046
Net realized gains/(losses) on futures contracts	67,232
Net realized gains/(losses) on securities sold short	51,911
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(21,753,330)
Change in net unrealized appreciation/depreciation on futures contracts	(59,447)
Change in net unrealized appreciation/depreciation on securities sold short	(9,974)

Net Realized/Unrealized Gains/(Losses) on Investments	(5,255,562)

Change in Net Assets Resulting From Operations	$1,528,426

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,783,988	$13,232,000
Net realized gains/(losses) on investment transactions	16,567,189	22,009,963
Change in unrealized appreciation/depreciation on investments	(21,822,751)	32,662,848

Change in net assets resulting from operations	1,528,426	67,904,811

Distributions to Shareholders:
From net realized gains	—	(21,250,085)

Change in net assets resulting from distributions to shareholders	—	(21,250,085)

Capital Transactions:
Proceeds from shares issued	6,778,888	3,203,380
Proceeds from dividends reinvested	—	21,250,085
Value of shares redeemed	(43,719,936)	(101,460,476)

Change in net assets resulting from capital transactions	(36,941,048)	(77,007,011)

Change in net assets	(35,412,622)	(30,352,285)
Net Assets:
Beginning of period	627,375,082	657,727,367

End of period	$591,962,460	$627,375,082

Accumulated net investment income/(loss)	$20,275,702	$13,491,714

Share Transactions:
Shares issued	506,281	243,838
Dividends reinvested	—	1,649,851
Shares redeemed	(3,268,756)	(7,827,925)

Change in shares	(2,762,475)	(5,934,236)

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.35		$12.43	$12.06		$13.72	$13.86	$12.01

Investment Activities:
Net Investment Income/(Loss)	0.17		0.28	0.34		0.32	0.32	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	(0.13)		1.09	0.44		(1.07)	(0.01)	2.01

Total from Investment Activities	0.04		1.37	0.78		(0.75)	0.31	2.16

Dividends to Shareholders From:
Net Investment Income	—		—	(0.18)		(0.56)	(0.22)	(0.22)
Net Realized Gains	—		(0.45)	(0.23)		(0.35)	(0.23)	(0.09)

Total Dividends	—		(0.45)	(0.41)		(0.91)	(0.45)	(0.31)

Net Asset Value, End of Period	$13.39		$13.35	$12.43		$12.06	$13.72	$13.86

Total Return(a)	0.30	%(b)	11.12%	6.52%		(5.46)%	2.14%	18.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$591,962		$627,375	$657,727		$735,431	$795,513	$711,214
Net Investment Income/(Loss)(c)	2.25%		2.06%	2.48%		2.31%	2.51%	2.10%
Expenses Before Reductions(c)(d)	1.01%		1.00%	1.04%		1.04%	1.04%	1.05%
Expenses Net of Reductions(c)	0.71%		0.71%	0.97%		1.04%	1.04%	1.05%
Portfolio Turnover Rate	32	%(b)	82%	148	%(e)	35%	23%	24%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (formerly, AZL Pyramis® Multi-Strategy Fund) (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

19

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engages in a short sale, the Funds records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $81 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $12,542 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $95,506,225 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized

20

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2018, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $3.6 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$20,299

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$67,232	$(59,447)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained two independent money management organizations (the “Subadviser”), FIAM LLC (“FIAM”) and Geode Capital Management, LLC (“Geode”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with the Manager and FIAM, and the Manager and Geode provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

21

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	0.70%	0.71%

*	The Manager voluntarily reduced the management fee to 0.45% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2018, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2019	Expires 12/31/2020	Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$134,642	$268,430	$403,072

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $2,574 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

22

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks+	$232,211,896	$—	$—	$232,211,896
Asset Backed Securities	—	4,125,429	—	4,125,429
Collateralized Mortgage Obligations	—	3,332,492	—	3,332,492
Corporate Bonds+	—	98,034,807	—	98,034,807
Foreign Bond	—	45	—	45
Yankee Dollars+	—	38,520,060	—	38,520,060
Municipal Bonds	—	4,953,552	—	4,953,552
U.S. Government Agency Mortgages	—	82,452,558	—	82,452,558
U.S. Treasury Obligations	—	122,682,367	—	122,682,367
Securities Held as Collateral for Securities on Loan	—	—	95,506,225	95,506,225
Unaffiliated Investment Company	11,171,522	—	—	11,171,522

Total Investment Securities	243,383,418	354,101,310	95,506,225	692,990,953

Securities Sold Short	—	(1,592,474)	—	(1,592,474)
Other Financial Instruments:*
Futures Contracts	(20,299)	—	—	(20,299)

Total Investments	$243,363,119	$352,508,836	$95,506,225	$691,378,180

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$190,304,373	$220,090,124

For the period ended June 30, 2018, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$43,432,752	$50,051,794

23

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2018 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/3/18 @ 103.44	6/21/17	$5,213	$230,000	$232,300	0.04%
NSG Holdings LLC, 7.75%, 12/15/25	5/3/17	185,407	159,000	173,309	0.03%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $671,837,494. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$33,917,249
Unrealized (depreciation)	(14,356,264)

Net unrealized appreciation/(depreciation)	$19,560,985

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$21,250,085	$—	$21,250,085

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

24

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$24,388,280	$11,452,382	$—	$41,304,712	$77,145,374

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 95% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

25

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

26

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Fidelity Institutional Asset Management® Total Bond Fund

(formerly, AZL® Pyramis® Total Bond Fund)

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 15

Statement of Operations Page 15

Statements of Changes in Net Assets Page 16

Financial Highlights Page 17

Notes to the Financial Statements Page 18

Other Information Page 24

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Fidelity Institutional Asset Management Total Bond Fund	$1,000.00	$984.90	$2.76	0.56%
AZL Fidelity Institutional Asset Management Total Bond Fund	$1,000.00	$984.40	$3.99	0.81%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Fidelity Institutional Asset Management Total Bond Fund	$1,000.00	$1,022.02	$2.81	0.56%
AZL Fidelity Institutional Asset Management Total Bond Fund	$1,000.00	$1,020.78	$4.06	0.81%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Treasury Obligations	32.3%
Corporate Bonds	28.3
U.S. Government Agency Mortgages	22.8
Yankee Dollars	10.7
Securities Held as Collateral for Securities on Loan	6.7
Money Markets	3.1
Municipal Bonds	1.6
Collateralized Mortgage Obligations	1.4
Asset Backed Securities	1.1
Common Stocks	— ^
Warrants	— ^

Total Investment Securities	108.0
Net other assets (liabilities)	(8.0)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (1.1%):
$2,421,842	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	$2,418,264
420,960	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	417,783
205,729	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	200,238
739,193	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	743,496
619,000	Castlelake Aircraft Securitization Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	621,847
23,803	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35, Callable 7/25/18 @ 100(b)	23,973
339,295	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/23 @ 100(a)	333,191
570,135	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	565,625
578,482	Thunderbolt Aircraft Lease Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	581,253

Total Asset Backed Securities (Cost $5,921,178)		5,905,670

Collateralized Mortgage Obligations (1.4%):
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 4.32% (US0001M+225bps), 12/15/30(a)	1,387,039
2,000,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.49%, 12/15/34(a)(b)	1,999,361
390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(a)	388,782
2,930,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.49%, 12/15/34(a)(b)	2,912,663
594,347	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(a)(b)	584,348
209,403	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	205,612
147,027	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	146,426

Total Collateralized Mortgage Obligations (Cost $7,733,407)		7,624,231

Corporate Bonds (28.3%):
Aerospace & Defense (0.3%):
365,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	366,372
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69^(a)	318,938
747,000	KLX, Inc., 5.88%, 12/1/22, Callable 8/3/18 @ 104.41(a)	775,946

		1,461,256

Automobiles (0.1%):
493,000	General Motors Co., 3.50%, 10/2/18	493,934

Banks (2.5%):
656,000	Bank of America Corp., 4.20%, 8/26/24	659,424
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	599,353
690,000	Bank of America Corp., 3.50%, 4/19/26	667,415
593,000	Bank of America Corp., 4.25%, 10/22/26	585,980
811,000	Bank of America Corp., 3.42% (US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100.00	763,698
250,000	Bank of America Corp., 6.10% (US0003M+390bps), 12/29/49, Callable 3/17/25 @ 100.00^	259,850

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$755,000	CIT Group, Inc., 6.13%, 3/9/28^	$775,763
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,095,884
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,602,249
250,000	Citizens Bank NA/RI, 2.55%, 5/13/21, Callable 4/13/21 @ 100.00	243,812
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100.00, MTN	252,426
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,966,233
759,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100.00	705,031
1,109,000	JPMorgan Chase & Co., 4.13%, 12/15/26	1,094,993
240,000	JPMorgan Chase & Co., Series S, 6.75% (US0003M+378bps), 12/31/99, Callable 2/1/24 @ 100.00^	261,000
500,000	Regions Bank, 6.45%, 6/26/37	590,760
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100.00	258,654

		13,382,525

Beverages (0.6%):
1,481,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100.00	1,468,616
1,402,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100.00	1,420,993
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100.00	497,176

		3,386,785

Capital Markets (2.0%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	286,892
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	554,458
194,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	230,247
596,000	Goldman Sachs Group, Inc. (The), 2.88% (US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100.00	581,827
230,000	IntercontinentalExchange, 2.75%, 12/1/20, Callable 11/1/20 @ 100.00	228,150
464,000	Lazard Group LLC, 4.25%, 11/14/20	473,083
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100.00	238,312
781,000	Morgan Stanley, 4.88%, 11/1/22	810,063
7,000,000	Morgan Stanley, 3.74% (US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100.00	6,957,999
220,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(a)	212,850
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	113,555
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	164,093

		10,851,529

Chemicals (0.6%):
550,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	520,432
200,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100.00	193,500
617,000	Platform Specialty Products, 6.50%, 2/1/22, Callable 8/3/18 @ 103.25(a)	627,798
370,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(a)	361,675

Continued

2

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$565,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 8/3/18 @ 102.19(a)	$559,350
200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	186,000
260,000	Venator Finance SARL/Venator Materials Corp., 5.75%, 7/15/25, Callable 7/15/20 @ 104.31^(a)	248,300
300,000	W R Grace & Co., 5.63%, 10/1/24(a)	312,750

		3,009,805

Commercial Services & Supplies (0.1%):
280,000	ADT Corp., 4.88%, 7/15/32(a)	219,100
335,000	Covanta Holding Corp., 5.88%, 3/1/24, Callable 3/1/19 @ 102.94	329,975

		549,075

Construction & Engineering (0.2%):
375,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100.00	388,125
300,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100.00	282,750
220,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(a)	222,750

		893,625

Consumer Finance (2.1%):
600,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/20/25 @ 100.00^	611,250
406,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100.00	383,240
797,000	Capital One NA, Series BNKT, 2.95%, 7/23/21, Callable 6/23/21 @ 100.00^	782,785
250,000	Discover Bank, 7.00%, 4/15/20	264,008
644,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100.00	636,668
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,043,022
457,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100.00	438,347
896,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	896,197
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,480,626
500,000	General Motors Acceptance Corp., 8.00%, 11/1/31	595,000
572,000	General Motors Financial Co., 3.50%, 7/10/19	574,872
747,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100.00	757,413
240,000	Hyundai Capital America, 2.88%, 8/9/18(a)	239,965
564,000	Hyundai Capital America, 2.55%, 2/6/19(a)	561,917
447,000	Navient Corp., 8.00%, 3/25/20, MTN	471,585
195,000	Navient Corp., 7.25%, 9/25/23^	204,263
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100.00^	415,240
206,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100.00	205,563
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100.00	509,471
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100.00	307,818
245,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100.00	226,014

		11,605,264

Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging (0.1%):
$125,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^(a)	$118,750
100,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100.00^	91,500
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	86,400
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56(a)	296,250
170,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	161,500

		754,400

Diversified Consumer Services (0.5%):
1,230,000	APX Group, Inc., 8.75%, 12/1/20, Callable 8/3/18 @ 102.19^	1,177,233
640,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	568,000
170,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	171,488
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19^(a)	736,147

		2,652,868

Diversified Financial Services (0.2%):
91,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100.00(a)	90,283
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	486,484
190,000	USA Compression Partners LP, 6.88%, 4/1/26, Callable 4/1/21 @ 105.16^(a)	196,650
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100.00	269,229

		1,042,646

Diversified Telecommunication Services (1.3%):
481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100.00	473,725
867,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100.00^	854,178
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100.00	42,401
385,000	Frontier Communications Corp., 7.05%, 10/1/46	211,750
830,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69^	812,985
300,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	288,750
200,000	Qwest Corp., 7.25%, 9/15/25	213,704
600,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31^(a)	549,000
1,116,000	Verizon Communications, Inc., 5.50%, 3/16/47	1,169,414
900,000	Verizon Communications, Inc., 5.01%, 4/15/49	876,466
889,000	Verizon Communications, Inc., 5.01%, 8/21/54	835,353
747,000	Zayo Group LLC/Zayo Capital, 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	761,006

		7,088,732

Electric Utilities (0.7%):
164,000	Emera US Finance LP, 2.15%, 6/15/19	162,288
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100.00	158,650
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100.00	244,806

Continued

3

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$455,000	FirstEnergy Solutions Co., 6.05%, 8/15/21(c)	$225,225
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100.00	2,342,991
238,500	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(d)	259,965
175,000	NV Energy, Inc., 6.25%, 11/15/20	186,798

		3,580,723

Electronic Equipment, Instruments & Components (0.1%):
345,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	336,375

Energy Equipment & Services (0.2%):
349,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100.00	346,504
306,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100.00	316,423
170,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100.00	163,625

		826,552

Equity Real Estate Investment Trusts (3.7%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100.00	81,330
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100.00	151,188
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100.00	740,588
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100.00	162,235
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100.00	512,125
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100.00	389,016
426,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100.00	417,602
421,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100.00	399,993
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100.00	486,691
788,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100.00	755,019
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100.00	130,488
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100.00	377,941
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100.00	422,532
155,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100.00	155,000
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100.00	1,142,402
484,000	Digital Realty Trust LP, 3.95%, 7/1/22, Callable 5/1/22 @ 100.00	488,946
491,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100.00	505,968
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/1/20 @ 100.00^	457,840

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$256,000	Duke Realty LP, 3.88%, 10/15/22, Callable 7/15/22 @ 100.00	$258,501
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100.00	270,654
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100.00	143,879
747,000	Equinix, Inc., 5.75%, 1/1/25, Callable 1/1/20 @ 102.88^	752,378
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100.00	72,289
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100.00	497,944
65,000	GLP Capital, LP/Finance II, Inc., 5.25%, 6/1/25	65,000
1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/15/19 @ 100.00	1,001,253
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100.00	502,928
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100.00	132,968
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100.00	486,850
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100.00	356,915
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	294,000
820,000	OMEGA Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100.00	814,132
126,000	OMEGA Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100.00^	127,818
281,000	OMEGA Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100.00^	274,574
785,000	OMEGA Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100.00	791,715
2,431,000	OMEGA Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100.00^	2,316,360
748,000	OMEGA Healthcare Investors, Inc., 4.75%, 1/15/28, Callable 10/15/27 @ 100.00^	721,159
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100.00	69,014
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100.00	68,428
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100.00	98,201
900,000	Sabra Health/Capital Corp., 5.50%, 2/1/21, Callable 8/3/18 @ 102.75	917,172
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100.00	157,325
411,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100.00	394,597
342,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100.00	308,604
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100.00	114,280
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100.00	192,178
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100.00	66,085
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100.00	789,786

		20,833,891

Continued

4

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.8%):
$400,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100.00	$397,972
1,017,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100.00	1,011,611
1,181,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100.00	1,164,949
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100.00	517,359
773,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100.00	786,679
100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 6/15/19 @ 102.94(a)	101,750
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100.00^	402,424

		4,382,744

Food Products (0.1%):
390,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^(a)	362,700
300,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.50(a)	279,750

		642,450

Health Care Equipment & Supplies (0.1%):
291,000	Becton Dickinson And Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100.00	275,461
330,000	Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/3/18 @ 101.66(a)	322,575
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	186,200

		784,236

Health Care Providers & Services (1.1%):
390,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 8/3/18 @ 102.56^	360,750
180,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	164,925
530,000	HCA, Inc., 3.75%, 3/15/19^	531,988
2,837,000	HCA, Inc., 6.50%, 2/15/20	2,945,160
37,000	HCA, Inc., 5.88%, 3/15/22	38,573
30,000	HCA, Inc., 4.75%, 5/1/23	29,925
500,000	HCA, Inc., 5.38%, 2/1/25	492,350
300,000	Tenet Healthcare Corp., 4.50%, 4/1/21^	297,000
637,000	Tenet Healthcare Corp., 8.13%, 4/1/22	665,996
200,000	Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78(a)	220,500

		5,747,167

Health Care Technology (0.1%):
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.50(a)	292,125

Hotels, Restaurants & Leisure (0.5%):
300,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	298,500
495,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63^(a)	468,394
80,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 8/3/18 @ 105.25	84,000
145,000	Eldorado Resorts, Inc., 6.00%, 4/1/25, Callable 4/1/20 @ 104.50	145,181

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$155,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31	$151,125
128,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100.00	127,135
595,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100.00	552,605
150,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81(a)	141,375
85,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)	80,963
145,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.50(a)	136,300
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	168,725
155,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100.00(a)	152,288

		2,506,591

Independent Power & Renewable Electricity Producers (0.6%):
350,000	AES Corp., 5.50%, 4/15/25, Callable 4/15/20 @ 102.75	352,625
200,000	Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 102.69^	190,250
995,000	Dynegy, Inc., 8.00%, 1/15/25, Callable 1/15/20 @ 104.00^(a)	1,068,381
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100.00	759,704
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100.00	204,598
175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100.00^(a)	168,438
391,000	NRG Energy, 6.25%, 5/1/24, Callable 5/1/19 @ 103.13	400,775

		3,144,771

Industrial Conglomerates (0.2%):
300,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 8/3/18 @ 101.50	303,750
495,000	Icahn Enterprises LP, 5.88%, 2/1/22, Callable 8/3/18 @ 102.94	495,618
195,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38^	196,463

		995,831

Insurance (1.0%):
326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100.00	325,770
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100.00	1,166,843
100,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	101,500
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	181,819
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	695,715
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	523,181
463,000	Unum Group, 3.88%, 11/5/25	449,673
1,556,000	Unum Group, 5.75%, 8/15/42	1,654,387
195,000	Usis Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	194,025

		5,292,913

Continued

5

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Internet Software & Services (0.0%):
$195,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19^	$185,250

IT Services (0.1%):
135,000	Conduent Finance, Inc., 10.50%, 12/15/24, Callable 12/15/20 @ 105.25^(a)	161,494
215,000	First Data Corp., 5.75%, 1/15/24, Callable 1/15/19 @ 102.88(a)	215,004

		376,498

Life Sciences Tools & Services (0.0%):
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	168,051
50,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13^(a)	50,110

		218,161

Media (2.7%):
390,000	21st Century Fox America, 7.75%, 12/1/45	549,615
747,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/16/18 @ 104.03^(a)	743,265
175,000	AMC Entertainment, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^	171,500
1,237,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104.41(a)	1,240,093
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	683,375
95,000	CCO Holdings LLC/Capital Corp., 5.38%, 5/1/25, Callable 5/1/20 @ 102.68(a)	91,913
92,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100.00	83,487
219,000	Comcast Corp., 4.65%, 7/15/42	213,063
245,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100.00	236,061
207,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100.00	182,338
169,000	Comcast Corp., 4.00%, 3/1/48, Callable 9/1/47 @ 100.00^	148,892
342,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100.00	300,601
300,000	DISH DBS Corp., 5.00%, 3/15/23^	260,250
300,000	DISH DBS Corp., 5.88%, 11/15/24	253,875
210,000	DISH Network Corp., 3.38%, 8/15/26	203,405
121,000	NBCUniversal, 5.95%, 4/1/41	136,276
174,000	NBCUniversal Media LLC, 4.45%, 1/15/43	164,487
1,000,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	1,023,750
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 8/3/18 @ 102.31(a)	292,500
160,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103.00^(a)	163,000
1,092,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	1,076,985
195,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69^(a)	187,688
1,069,000	Time Warner Cable, Inc., 8.25%, 4/1/19	1,108,807
1,493,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100.00	1,500,599

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100.00	$929,979
231,000	Time Warner Cable, Inc., 6.55%, 5/1/37	245,059
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	473,807
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,388,025
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100.00	95,827

		15,148,522

Metals & Mining (0.1%):
600,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100.00	570,000

Mortgage Real Estate Investment Trusts (0.0%):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100.00(a)	62,400

Multi-Utilities (0.4%):
1,371,000	Dominion Resources, Inc., Series 06-B, 4.63%(US0003M+230bps), 9/30/66, Callable 7/24/18 @ 100.00	1,278,457
49,000	Puget Energy, Inc., 6.00%, 9/1/21	52,405
506,000	Sempra Energy, 6.00%, 10/15/39	599,775

		1,930,637

Oil, Gas & Consumable Fuels (3.4%):
222,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100.00^	228,462
460,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100.00^	492,990
722,000	Anadarko Petroleum Corp., Series B, 7.50%, 5/1/31	894,330
122,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	140,990
612,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100.00	735,539
400,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 8/3/18 @ 102.56	401,000
430,000	California Resources Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104.00^(a)	390,225
480,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100.00	523,200
725,000	Cheniere Energy Partners, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63(a)	707,200
714,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104.00^(a)	749,485
550,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106.00^	560,148
630,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 8/3/18 @ 104.69(a)	627,039
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/1/20 @ 100.00	432,204
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100.00	196,548
290,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 8/3/18 @ 104.69^	295,075
150,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31^	149,813
150,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 8/3/18 @ 103.25	153,000
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100.00^	157,499

Continued

6

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$410,000	DCP Midstream Operating LLC, 8.13%, 8/16/30^	$486,875
185,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100.00	174,594
150,000	DCP Midstream Operating LP, 5.85%(US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100.00(a)	137,250
325,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 3/31/19 @ 109.25(a)	344,500
190,000	Denbury Resources, Inc., 4.63%, 7/15/23, Callable 8/3/18 @ 102.31	165,832
175,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100.00	173,895
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100.00	118,699
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100.00^	102,949
350,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100.00	348,913
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100.00	192,999
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100.00	126,986
250,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106.00^(a)	252,500
300,000	Global Partners LP, 6.25%, 7/15/22, Callable 8/3/18 @ 103.13	291,000
335,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	334,163
310,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 6/1/19 @ 102.50^(a)	300,700
80,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	77,200
240,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44^(a)	193,800
49,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100.00	48,849
167,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100.00	154,973
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	69,140
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100.00	705,072
1,163,000	Midstates Petroleum Co., Inc., 10.75%, 10/1/20(e)	—
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100.00	249,494
290,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(a)	284,925
405,000	PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23, Callable 11/15/18 @ 105.25^	419,175
57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100.00	56,351
300,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 7/19/18 @ 102.81^	291,000
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100.00(a)	345,947
348,000	Southwestern Energy Co., 6.70%, 1/23/25, Callable 10/23/24 @ 100.00^	340,605
65,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 4/1/21 @ 105.63^	67,275

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$300,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	$285,000
115,000	Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75(a)	108,963
848,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100.00	779,728
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84^	192,563
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41(a)	196,463
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69^	189,150
574,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100.00	595,000
154,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100.00	151,287
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100.00^	866,120
222,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100.00	223,941
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100.00	355,255
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100.00	245,687
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100.00	427,524

		19,307,089

Pharmaceuticals (0.0%):
165,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	171,394

Professional Services (0.1%):
300,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	288,000

Real Estate Management & Development (0.1%):
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(a)	294,375

Semiconductors & Semiconductor Equipment (0.0%):
215,000	Qorvo, Inc., 7.00%, 12/1/25, Callable 12/1/20 @ 103.50^	231,125

Software (0.2%):
125,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94^	127,375
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100.00(a)	195,731
300,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88(a)	333,189
437,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 9/30/18 @ 104.50(a)	458,796
190,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.50(a)	184,067

		1,299,158

Thrifts & Mortgage Finance (0.1%):
355,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63^(a)	327,417

Continued

7

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco (0.6%):
$317,000	Altria Group, Inc., 4.00%, 1/31/24	$320,972
140,000	Reynolds American, Inc., 3.25%, 6/12/20	139,856
478,000	Reynolds American, Inc., 4.00%, 6/12/22	480,977
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100.00	348,216
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100.00	192,181
600,000	Reynolds American, Inc., 7.25%, 6/15/37	751,191
1,000,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06^(a)	966,249

		3,199,642

Trading Companies & Distributors (0.5%):
200,000	Aercap Global Aviation Trust, 6.50%(US0003M+430bps), 6/15/45, Callable 6/15/25 @ 100.00^(a)	206,000
442,000	Air Lease Corp., 2.63%, 9/4/18	441,820
499,000	Air Lease Corp., 4.75%, 3/1/20	509,562
297,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100.00^	299,178
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100.00	346,130
703,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100.00	703,821
82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100.00	77,702

		2,584,213

Wireless Telecommunication Services (0.2%):
300,000	Sprint Communications, Inc., 7.25%, 9/15/21	312,000
300,000	Sprint Communications, Inc., 7.88%, 9/15/23	311,063
420,000	Sprint Communications, Inc., 7.13%, 6/15/24	424,027
300,000	T-Mobile USA, Inc., 5.13%, 4/15/25, Callable 4/15/20 @ 102.56^	301,500

		1,348,590

Total Corporate Bonds (Cost $156,611,080)		154,081,284

Yankee Dollars (10.7%):
Aerospace & Defense (0.1%):
215,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 8/3/18 @ 103.00(a)	214,129
320,000	Bombardier, Inc., 6.13%, 1/15/23(a)	320,800

		534,929

Banks (1.8%):
642,000	Barclays Bank plc, 3.25%, 1/12/21	632,803
300,000	Barclays Bank plc, 7.63%, 11/21/22	322,950
874,000	Barclays Bank plc, 4.38%, 1/12/26	848,886
205,000	HSBC Holdings plc, 4.25%, 3/14/24	203,954
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	181,533
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,078,947
791,000	Rabobank Nederland NY, 4.38%, 8/4/25	775,521
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	201,363
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,007,579
675,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	710,910
847,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	888,818

		9,853,264

Principal Amount		Fair Value
Yankee Dollars, continued
Beverages (0.0%):
$125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13^(a)	$121,563

Capital Markets (1.3%):
720,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	712,129
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	995,611
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23^	1,159,756
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	692,474
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25^	1,333,417
1,284,000	Deutsche Bank NY, 3.30%, 11/16/22	1,202,943
733,000	UBS Group AG, 4.13%, 9/24/25(a)	727,878

		6,824,208

Chemicals (0.2%):
575,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	590,094
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	148,500
500,000	Nova Chemicals Corp., 4.88%, 6/1/24, Callable 3/3/24 @ 100.00(a)	475,000
160,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	155,200
210,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(a)	213,297
170,000	Tronox Finance plc, 5.75%, 10/1/25, Callable 10/1/20 @ 104.31^(a)	165,113

		1,747,204

Containers & Packaging (0.2%):
745,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44(a)	774,800
300,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.50(a)	292,125

		1,066,925

Diversified Financial Services (0.0%):
180,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94^(a)	180,450
30,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 12/1/18 @ 103.81(a)	30,600

		211,050

Diversified Telecommunication Services (0.4%):
495,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104.00(a)	519,750
300,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 8/3/18 @ 105.16(a)	308,910
215,000	SFR Group SA, 6.00%, 5/15/22, Callable 8/3/18 @ 103.00^(a)	215,763
300,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	293,310
540,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94(a)	504,571

		1,842,304

Energy Equipment & Services (0.1%):
305,000	Ensco plc, 4.50%, 10/1/24, Callable 7/1/24 @ 100.00^	251,244
169,000	Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100.00	160,128

Continued

8

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services, continued
$195,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91(a)	$200,849
180,000	Precision Drilling Corp., 7.75%, 12/15/23, Callable 12/15/19 @ 103.88^	189,450
325,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100.00	328,146
330,000	Weatherford International, Ltd., 6.50%, 8/1/36^	258,225

		1,388,042

Gas Utilities (0.1%):
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/3/18 @ 103.44(d)	343,400

Hotels, Restaurants & Leisure (0.1%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	165,813
70,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.50(a)	70,700
300,000	Studio City Co., Ltd., 7.25%, 11/30/21, Callable 11/30/18 @ 103.63(a)	309,750
145,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44^(a)	138,432

		684,695

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	198,671

Machinery (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100.00	106,096

Media (0.3%):
600,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	580,320
300,000	Altice Finco SA, 8.13%, 1/15/24, Callable 12/15/18 @ 104.06^(a)	298,500
495,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 5/1/19 @ 104.88^(a)	429,413

		1,308,233

Metals & Mining (0.3%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100.00(a)	418,125
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100.00(a)	738,545
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100.00(a)	190,506
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100.00^(a)	194,312
300,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 8/3/18 @ 103.63(a)	303,000
200,000	First Quantum Minerals, Ltd., 6.50%, 3/1/24, Callable 9/1/20 @ 103.25(a)	193,000
145,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25, Callable 4/1/20 @ 105.63(a)	143,101

		2,180,589

Multi-Utilities (0.3%):
215,000	Intergen NV, 7.00%, 6/30/23, Callable 8/3/18 @ 103.50(a)	211,775
1,700,000	Petroleos Mexicanos, 6.50%, 3/13/27	1,743,214

		1,954,989

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (2.4%):
$309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	$343,433
558,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100.00^	537,461
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	328,809
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100.00	216,023
252,000	Enbridge, Inc., 5.50%, 12/1/46, Callable 5/29/46 @ 100.00	269,017
244,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 8/3/18 @ 103.69(a)	185,288
349,000	Petrobras Global Finance Co., 4.38%, 5/20/23^	327,013
2,677,000	Petrobras Global Finance Co., 7.25%, 3/17/44^	2,476,224
144,000	Petroleos Mexicanos, 6.00%, 3/5/20	148,680
1,471,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,452,126
1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26^	971,975
1,039,000	Petroleos Mexicanos, 6.50%, 6/2/41	977,076
841,000	Petroleos Mexicanos, 5.50%, 6/27/44	709,384
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	848,220
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,604,289
222,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 8/3/18 @ 105.16(a)	224,220

		12,619,238

Pharmaceuticals (1.1%):
1,489,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100.00	1,465,158
186,000	Mylan NV, 2.50%, 6/7/19	185,153
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100.00	677,480
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100.00	321,833
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24, Callable 1/15/24 @ 100.00	198,065
484,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	448,928
346,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	298,858
412,000	Teva Pharmaceuticals Industries, Ltd., 3.15%, 10/1/26	331,134
185,000	Valeant Pharmaceuticals, 5.50%, 3/1/23, Callable 8/3/18 @ 102.75^(a)	172,050
305,000	Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22, Callable 3/15/19 @ 103.25(a)	315,675
405,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.50(a)	424,622
215,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25, Callable 12/15/21 @ 104.50(a)	222,783
392,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	361,130

		5,422,869

Professional Services (0.3%):
365,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100.00(a)	361,350
980,000	Nielsen Co. Luxembourg SARLl (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(a)	933,450

		1,294,800

Continued

9

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Software (0.1%):
$550,000	Open Text Corp., 5.63%, 1/15/23, Callable 8/3/18 @ 104.22^(a)	$565,125

Sovereign Bond (0.4%):
1,500,000	Argentine Republic Government International Bond, 5.88%, 1/11/28^	1,218,750
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,333,678

		2,552,428

Tobacco (0.4%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100.00(a)	684,861
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100.00(a)	686,845

		1,371,706

Trading Companies & Distributors (0.8%):
1,344,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21	1,384,871
2,165,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/1/22^	2,207,756
347,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 8/3/18 @ 104.78^	357,844
190,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	178,125

		4,128,596

Total Yankee Dollars (Cost $59,744,777)		58,320,924

Municipal Bonds (1.6%):
California (0.5%):
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	651,728
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,235
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	561,796
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,423,028

		2,650,787

Illinois (1.1%):
176,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	181,804
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,161
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	453,050
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	417,375
1,340,000	Illinois State, Build America Bonds, GO, 5.88%, 3/1/19	1,363,745
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,160,640
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	97,632
395,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	454,305
80,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	80,906

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued
$315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	$333,777
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	279,176
125,000	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	127,181

		5,959,752

Total Municipal Bonds (Cost $8,545,927)		8,610,539

U.S. Government Agency Mortgages (22.8%):
Federal Home Loan Mortgage Corporation (5.7%)
699,470	3.50%, 3/1/32, Pool #C91403	709,573
1,844,401	3.50%, 7/1/32, Pool #C91467	1,870,987
326,294	4.00%, 6/1/33, Pool #G30718	337,546
1,594,069	4.00%, 5/1/37, Pool #C91938	1,643,248
2,199,566	5.00%, 2/1/38, Pool #G60365	2,345,332
111,477	3.50%, 4/1/40, Pool #V81744	111,814
133,430	3.50%, 5/1/40, Pool #V81750	133,833
224,405	3.50%, 6/1/40, Pool #V81792	225,083
110,529	3.50%, 8/1/40, Pool #V81886	110,863
84,621	3.50%, 9/1/40, Pool #V81958	84,877
871,898	4.00%, 1/1/41, Pool #A96413	896,352
732,414	4.00%, 2/1/41, Pool #A96807	752,967
87,185	4.50%, 3/1/41, Pool #A97673	91,696
142,571	4.50%, 4/1/41, Pool #A97942	149,946
391,219	5.00%, 6/1/41, Pool #G06596	420,677
1,881,673	4.50%, 1/1/42, Pool #G60517	1,978,951
64,138	3.50%, 8/1/42, Pool #Q10164	64,332
75,068	3.50%, 8/1/42, Pool #Q10434	75,293
55,839	3.50%, 8/1/42, Pool #Q10392	56,008
78,093	3.50%, 8/1/42, Pool #Q10047	78,329
79,134	3.50%, 9/1/42, Pool #Q11244	79,371
52,497	3.50%, 11/1/42, Pool #G07231	52,656
60,829	4.00%, 11/1/42, Pool #Q13121	62,632
165,378	3.00%, 12/1/42, Pool #C04320	161,552
672,731	3.50%, 4/1/43, Pool #G07921	674,761
596,644	3.50%, 4/1/43, Pool #Q17209	598,446
107,500	4.00%, 5/1/43, Pool #Q18481	110,687
53,655	4.00%, 7/1/43, Pool #Q19597	55,246
708,794	3.00%, 10/1/43, Pool #G08553	691,861
65,894	4.00%, 10/1/43, Pool #Q22499	67,847
407,238	3.50%, 1/1/44, Pool #G07922	408,467
133,624	4.00%, 1/1/44, Pool #V80950	137,584
203,410	3.50%, 1/1/44, Pool #G60271	204,023
435,080	4.00%, 1/1/45, Pool #Q30720	445,249
143,975	3.50%, 3/1/45, Pool #Q32008	143,879
75,791	3.50%, 3/1/45, Pool #Q31974	75,732
68,155	3.50%, 3/1/45, Pool #Q32328	68,133
374,584	3.50%, 5/1/45, Pool #Q33547	374,178
45,913	3.00%, 5/1/45, Pool #Q33468	44,759
432,150	3.50%, 6/1/45, Pool #Q34164	431,716
290,464	3.00%, 6/1/45, Pool #Q34156	282,478
440,710	3.50%, 6/1/45, Pool #Q34311	440,369
69,129	3.50%, 6/1/45, Pool #Q33791	69,060
28,258	3.00%, 7/1/45, Pool #Q34979	27,523
77,309	3.00%, 7/1/45, Pool #Q34759	75,162
116,363	4.00%, 8/1/45, Pool #Q35845	119,085

Continued

10

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$26,756	4.00%, 9/1/45, Pool #Q37853	$27,400
501,573	3.50%, 11/1/45, Pool #Q37467	501,070
21,856	4.00%, 11/1/45, Pool #Q38812	22,315
14,505	4.00%, 2/1/46, Pool #Q38879	14,844
26,888	4.00%, 2/1/46, Pool #Q38782	27,518
32,622	4.00%, 2/1/46, Pool #Q38783	33,384
89,808	4.00%, 4/1/46, Pool #V82292	91,912
18,263	4.00%, 4/1/46, Pool #Q39975	18,691
184,337	3.50%, 5/1/46, Pool #Q40647	183,961
535,978	3.50%, 5/1/46, Pool #G60553	535,639
169,170	3.50%, 5/1/46, Pool #G60603	168,905
29,620	3.00%, 6/1/46, Pool #G08710	28,717
513,967	3.50%, 9/1/46, Pool #Q43257	512,894
876,145	3.00%, 10/1/46, Pool #Q43734	849,465
169,533	3.00%, 11/1/46, Pool #Q44452	164,313
3,093,651	3.00%, 12/1/46, Pool #G08737	2,998,386
51,460	3.00%, 12/1/46, Pool #Q44977	49,884
2,302,111	3.00%, 1/1/47, Pool #G08741	2,229,700
1,379,495	3.00%, 2/1/47, Pool #G08747	1,336,657
24,693	4.00%, 9/1/47, Pool #Q50433	25,263
387,936	3.50%, 10/1/47, Pool #V83497	386,160
24,718	4.00%, 10/1/47, Pool #Q51189	25,288
299,063	3.50%, 11/1/47, Pool #Q52086	297,694
1,671,612	3.50%, 12/1/47, Pool #V83817	1,663,926
24,852	4.00%, 2/1/48, Pool #Q54192	25,427
532,948	4.00%, 5/1/48, Pool #Q55992	545,289

		30,804,865

Federal National Mortgage Association (10.9%)
450,798	3.50%, 9/1/29, Pool #AL5878	458,023
1,624,894	3.50%, 11/1/30, Pool #AL7688	1,650,920
8,231	4.50%, 7/1/33, Pool #729327	8,602
4,887	4.50%, 7/1/33, Pool #720240	5,093
1,600,000	2.50%, 7/25/33, TBA	1,555,004
1,950,000	3.00%, 7/25/33, TBA	1,938,553
7,675	4.50%, 8/1/33, Pool #723124	8,002
12,065	4.50%, 8/1/33, Pool #729713	12,655
6,499	4.50%, 8/1/33, Pool #727029	6,781
48,840	4.50%, 8/1/33, Pool #729380	51,285
10,025	4.50%, 8/1/33, Pool #727160	10,529
17,658	4.50%, 8/1/33, Pool #726928	18,543
18,216	4.50%, 8/1/33, Pool #726956	19,124
309,283	3.50%, 8/1/33, Pool #AL4227	312,755
15,428	4.50%, 9/1/33, Pool #734922	16,200
37,153	4.50%, 9/1/33, Pool #727147	39,013
47,228	4.50%, 12/1/33, Pool #AL5321	49,612
21,404	3.50%, 1/1/34, Pool #AS1614	21,724
51,826	3.50%, 1/1/34, Pool #AS1406	52,603
166,182	3.50%, 1/1/34, Pool #AS1611	168,672
112,333	3.50%, 1/1/34, Pool #AS1612	114,016
40,765	6.00%, 10/1/34, Pool #AL2130	45,589
86,428	4.50%, 9/1/35, Pool #AB8198	90,744
840,449	6.00%, 5/1/36, Pool #745512	926,190
413,334	6.00%, 1/1/37, Pool #932030	454,470
80,460	6.00%, 3/1/37, Pool #889506	88,719
108,569	6.00%, 1/1/38, Pool #889371	122,187
322,226	5.00%, 2/1/38, Pool #310165	345,034

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$37,592	6.00%, 3/1/38, Pool #889219	$42,224
21,390	6.00%, 7/1/38, Pool #889733	23,487
125,819	4.50%, 3/1/39, Pool #AB0051	132,118
585,186	4.50%, 4/1/39, Pool #AB0043	614,628
575,346	5.00%, 6/1/39, Pool #AL7521	616,063
209,680	5.00%, 6/1/39, Pool #AL7550	224,519
680,104	6.00%, 7/1/39, Pool #BF0030	736,728
148,326	6.00%, 5/1/40, Pool #AL2129	166,954
87,779	4.00%, 12/1/40, Pool #AA4757	90,155
12,756	6.00%, 1/1/42, Pool #AL2128	14,108
303,001	3.00%, 9/1/42, Pool #AB6126	296,377
115,730	3.50%, 9/1/42, Pool #AP4100	116,136
230,041	3.00%, 10/1/42, Pool #AB6509	225,012
405,260	3.00%, 10/1/42, Pool #AB6504	396,212
465,075	3.00%, 11/1/42, Pool #AB6976	454,692
24,073	3.50%, 12/1/42, Pool #AQ9054	24,146
158,124	3.00%, 12/1/42, Pool #AB7282	154,611
145,189	3.50%, 1/1/43, Pool #AQ9328	145,679
701,898	3.00%, 1/1/43, Pool #AB7586	686,090
826,699	3.00%, 1/1/43, Pool #AL3181	808,144
28,522	3.50%, 2/1/43, Pool #AR1797	28,572
349,389	2.50%, 2/1/43, Pool #AB8465	328,798
271,749	3.00%, 2/1/43, Pool #AB7846	265,791
37,132	3.50%, 3/1/43, Pool #AR6751	37,190
96,028	3.50%, 3/1/43, Pool #AL3409	96,248
35,486	3.50%, 3/1/43, Pool #AR7567	35,535
177,117	3.50%, 8/1/43, Pool #AL7261	177,745
392,275	3.00%, 9/1/43, Pool #AL5059	383,466
434,092	4.50%, 3/1/44, Pool #AL5082	454,210
482,469	3.00%, 6/1/44, Pool #AL7195	471,530
459,110	5.00%, 11/1/44, Pool #AL7307	491,646
40,303	4.00%, 12/1/44, Pool #AW9502	41,177
204,182	4.00%, 12/1/44, Pool #AX8459	209,571
22,948	4.00%, 12/1/44, Pool #AY0045	23,419
343,151	4.00%, 3/1/45, Pool #AL6541	352,209
103,146	3.50%, 3/1/45, Pool #AY5352	103,071
66,971	4.00%, 5/1/45, Pool #AZ1876	68,604
129,639	3.50%, 5/1/45, Pool #AZ1192	129,557
151,421	4.00%, 5/1/45, Pool #AZ1207	154,558
161,088	3.50%, 5/1/45, Pool #AY9287	160,954
110,861	3.50%, 5/1/45, Pool #AY9074	110,835
116,793	3.00%, 5/1/45, Pool #AS4972	113,710
118,948	3.50%, 5/1/45, Pool #AZ0727	118,885
150,578	3.50%, 5/1/45, Pool #AY9324	150,453
1,242,754	3.50%, 6/1/45, Pool #AY5622	1,241,968
223,119	4.00%, 6/1/45, Pool #AY8126	227,674
413,566	4.00%, 6/1/45, Pool #AY8096	422,231
62,946	4.00%, 6/1/45, Pool #AZ2719	64,272
75,861	4.00%, 6/1/45, Pool #AZ3341	77,710
321,919	5.00%, 6/1/45, Pool #AZ3448	341,801
30,635	3.50%, 7/1/45, Pool #AS5312	30,579
805,603	3.50%, 7/1/45, Pool #AZ0814	804,226
361,221	4.00%, 7/1/45, Pool #AZ0833	370,030
312,955	4.00%, 7/1/45, Pool #AZ1783	319,370
212,779	3.50%, 7/1/45, Pool #AZ3198	212,602
46,661	3.00%, 8/1/45, Pool #AZ3728	45,415
115,354	3.00%, 8/1/45, Pool #AZ8288	112,101

Continued

11

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$266,582	3.00%, 8/1/45, Pool #AS5634	$259,180
228,671	3.50%, 8/1/45, Pool #AY8424	228,280
165,462	4.00%, 10/1/45, Pool #AL7413	169,825
869,769	4.00%, 10/1/45, Pool #AL7593	892,288
66,339	4.00%, 11/1/45, Pool #AZ0560	67,667
30,921	4.00%, 12/1/45, Pool #BC0997	31,539
126,432	3.50%, 12/1/45, Pool #AL7890	126,315
109,527	4.00%, 12/1/45, Pool #BA6404	111,742
64,792	4.00%, 12/1/45, Pool #AS6350	66,380
1,518,087	4.00%, 2/1/46, Pool #BC1578	1,548,703
78,369	4.00%, 4/1/46, Pool #BC7809	79,957
56,048	4.00%, 4/1/46, Pool #BC3920	57,179
339,482	3.50%, 4/1/46, Pool #BC0823	338,954
18,895	4.00%, 5/1/46, Pool #BC2276	19,278
771,045	3.50%, 5/1/46, Pool #BC0880	769,727
738,232	4.00%, 6/1/46, Pool #AL9282	753,147
521,308	4.00%, 6/1/46, Pool #BC0960	531,835
122,848	4.00%, 7/1/46, Pool #BC6148	125,309
757,162	3.50%, 7/1/46, Pool #AL9515	755,868
142,782	3.50%, 8/1/46, Pool #AL8970	142,373
46,810	3.50%, 8/1/46, Pool #BD5247	46,737
126,102	4.50%, 8/1/46, Pool #AL9111	132,024
116,484	4.00%, 8/1/46, Pool #BD1451	118,836
265,158	3.50%, 8/1/46, Pool #AL8990	264,746
28,431	3.50%, 9/1/46, Pool #BD0711	28,387
139,927	4.00%, 9/1/46, Pool #BD1489	142,753
1,281,534	3.00%, 9/1/46, Pool #AS7844	1,244,094
1,484,569	3.00%, 9/1/46, Pool #BC2817	1,441,167
71,318	3.50%, 9/1/46, Pool #BD7792	71,207
434,646	3.50%, 10/1/46, Pool #BC4760	433,971
1,231,121	3.00%, 10/1/46, Pool #AL9397	1,195,116
343,488	3.50%, 10/1/46, Pool #AL9285	342,902
44,716	4.00%, 10/1/46, Pool #BD7599	45,621
174,563	3.50%, 11/1/46, Pool #BC9014	174,291
67,007	3.50%, 12/1/46, Pool #BE5877	66,903
867,425	3.50%, 12/1/46, Pool #BC9077	865,874
1,724,725	3.50%, 12/1/46, Pool #BD8504	1,722,044
748,390	3.50%, 1/1/47, Pool #AL9776	747,110
40,204	3.50%, 1/1/47, Pool #BE7834	40,141
3,077,971	4.00%, 2/1/47, Pool #AL9779	3,153,619
195,218	3.50%, 2/1/47, Pool #BE5696	194,793
1,680,250	4.50%, 2/1/47, Pool #AL9846	1,759,149
375,121	4.50%, 3/1/47, Pool #BE9261	392,646
98,503	2.50%, 4/1/47, Pool #BM3707	92,297
227,464	4.00%, 5/1/47, Pool #BM1277	232,742
2,342,922	4.00%, 6/1/47, Pool #BE3702	2,389,788
22,008	4.00%, 6/1/47, Pool #BH4269	22,518
160,150	4.00%, 7/1/47, Pool #AS9968	163,763
897,838	3.50%, 7/1/47, Pool #BM3041	898,929
2,850,000	4.50%, 7/25/47, TBA	2,967,587
42,154	4.00%, 12/1/47, Pool #BJ2132	43,139
24,282	4.00%, 12/1/47, Pool #BJ4279	24,849
3,084,209	3.50%, 1/1/48, Pool #MA3238	3,071,225
50,001	4.00%, 1/1/48, Pool #BM2006	51,041
939,168	3.50%, 2/1/48, Pool #BJ3436	935,979
24,328	4.00%, 2/1/48, Pool #CA1199	24,896
24,894	4.00%, 3/1/48, Pool #BK1867	25,476

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$24,899	4.00%, 3/1/48, Pool #BK3214	$25,481
24,924	4.00%, 4/1/48, Pool #BK2485	25,507
24,930	4.00%, 4/1/48, Pool #BJ8805	25,513
109,209	4.00%, 4/1/48, Pool #CA1545	111,762
24,900	4.00%, 4/1/48, Pool #BK4838	25,482
298,876	3.00%, 4/1/48, Pool #CA1521	289,905
233,873	4.00%, 4/1/48, Pool #BM3700	239,249
59,246	4.00%, 4/1/48, Pool #BK3836	60,631
924,597	4.00%, 5/1/48, Pool #BJ2731	946,211
24,965	4.00%, 5/1/48, Pool #BK2527	25,548
148,352	4.00%, 5/1/48, Pool #BM3877	152,256
3,900,000	4.50%, 8/25/48, TBA	4,053,596

		61,961,485

Government National Mortgage Association (6.2%)
14,884	5.00%, 6/15/34, Pool #629493	15,843
10,517	5.00%, 3/15/38, Pool #676766	11,144
4,225	5.00%, 4/15/38, Pool #672672	4,503
17,725	5.00%, 8/15/38, Pool #687818	18,859
123,064	5.00%, 1/15/39, Pool #705997	130,922
1,733	5.00%, 3/15/39, Pool #697946	1,847
261,609	5.00%, 3/15/39, Pool #646746	278,778
291,911	4.00%, 10/15/40, Pool #783143	300,712
682,584	4.50%, 3/20/41, Pool #4978	717,359
495,595	4.00%, 5/20/41, Pool #5054	512,507
242,247	4.50%, 5/20/41, Pool #005055	254,648
226,052	4.50%, 6/15/41, Pool #366975	237,725
158,195	4.50%, 6/20/41, Pool #005082	166,326
563,289	4.00%, 10/20/41, Pool #5203	582,480
609,383	3.50%, 12/20/41, Pool #5258	616,638
1,078,074	4.00%, 1/20/42, Pool #5280	1,114,861
64,059	4.00%, 11/20/42, Pool #AB9233	66,298
441,105	3.00%, 12/20/42, Pool #AA5872	433,894
359,738	3.00%, 12/20/42, Pool #MA0624	355,417
64,324	3.00%, 1/20/43, Pool #MA0698	63,551
3,515,365	3.50%, 1/20/43, Pool #MA0699	3,557,243
779,340	3.50%, 2/20/43, Pool #MA0783	788,620
115,362	3.00%, 3/20/43, Pool #AD8812	113,547
280,004	3.00%, 3/20/43, Pool #AA6146	275,514
98,343	3.50%, 3/20/43, Pool #AD8884	99,304
656,943	3.50%, 4/20/43, Pool #783976	664,766
103,113	3.50%, 4/20/43, Pool #AD9075	104,182
38,422	3.50%, 4/20/43, Pool #AB9891	38,850
450,496	4.00%, 4/15/46, Pool #784232	462,684
30,289	3.50%, 5/20/46, Pool #AR9166	30,447
41,861	3.50%, 5/20/46, Pool #AS4272	42,072
39,215	3.50%, 5/20/46, Pool #AR9028	39,419
106,178	3.00%, 5/20/46, Pool #MA3662	104,426
155,249	3.50%, 6/20/46, Pool #AT4139	156,055
34,475	3.50%, 6/20/46, Pool #AT4134	34,655
528,957	3.50%, 6/20/46, Pool #MA3736	531,753
98,117	3.00%, 6/20/46, Pool #MA3735	96,319
50,619	3.50%, 6/20/46, Pool #AS4285	50,873
292,737	3.50%, 7/20/46, Pool# MA3803	294,239
52,918	3.50%, 7/20/46, Pool #784391	53,421
340,598	3.00%, 8/20/46, Pool #MA3873	334,362
961,600	3.00%, 9/20/46, Pool #MA3936	944,313

Continued

12

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$50,812	3.00%, 10/20/46, Pool #MA4003	$49,853
307,746	3.00%, 11/20/46, Pool #MA4068	301,850
3,269,368	3.00%, 12/20/46, Pool #MA4126	3,205,808
440,403	4.00%, 1/15/47, Pool #AX5857	452,759
480,958	4.00%, 1/15/47, Pool #AX5831	493,326
800,609	3.00%, 1/20/47, Pool #MA4195	784,941
443,381	3.00%, 2/20/47, Pool #MA4261	434,704
434,781	4.00%, 4/20/47, Pool #784303	446,442
502,221	4.00%, 4/20/47, Pool #784304	515,730
84,212	4.00%, 5/20/47, Pool #MA4452	86,468
350,240	4.00%, 6/20/47, Pool #MA4511	359,780
5,054,023	3.50%, 9/20/47, Pool #MA4719	5,078,057
1,624,179	3.00%, 10/20/47, Pool #MA4777	1,590,462
197,081	3.00%, 11/20/47, Pool #MA4836	192,939
342,115	3.00%, 1/20/48, Pool #MA4961	334,926
1,978,146	3.50%, 1/20/48, Pool #MA4962	1,987,552
99,170	3.50%, 3/20/48, Pool #MA5077	99,642
50,000	3.50%, 4/20/48, Pool# MA5136	50,238
358,842	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 6/20/21 @ 100	357,080

		31,523,933

Total U.S. Government Agency Mortgages (Cost $127,234,356)		124,290,283

U.S. Treasury Obligations (32.3%):
U.S. Treasury Bonds (3.9%)
3,535,000	2.50%, 2/15/46	3,213,950
13,490,000	3.00%, 2/15/47	13,538,480
3,368,000	3.00%, 5/15/47	3,377,867
726,000	2.75%, 11/15/47	692,763

		20,823,060

U.S. Treasury Inflation Index Bonds (3.1%)
4,362,000	1.38%, 2/15/44	5,234,489
9,627,000	0.75%, 2/15/45	9,935,043
1,717,000	1.00%, 2/15/46	1,869,854

		17,039,386

U.S. Treasury Inflation Index Notes (3.4%)
3,342,000	0.25%, 1/15/25	3,438,355
7,466,000	0.63%, 1/15/26	7,829,621
4,972,000	0.13%, 7/15/26	4,978,736
2,501,400	0.38%, 7/15/27	2,492,477

		18,739,189

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (21.9%)
$17,547,000	1.25%, 3/31/21	$16,917,775
5,324,000	1.38%, 4/30/21	5,144,523
33,191,000	1.88%, 3/31/22	32,238,056
5,498,000	1.75%, 6/30/22	5,300,845
16,633,000	1.88%, 7/31/22	16,102,173
7,592,000	1.88%, 9/30/22	7,339,625
1,250,000	2.13%, 12/31/22	1,218,604
8,734,000	2.13%, 7/31/24	8,406,816
7,472,000	2.13%, 11/30/24	7,174,579
6,828,000	2.25%, 12/31/24	6,603,156
9,226,000	1.50%, 8/15/26	8,332,231
3,870,000	2.25%, 11/15/27	3,678,768

		118,457,151

Total U.S. Treasury Obligations (Cost $180,285,221)		175,058,786

Common Stock (0.0%):
Oil, Gas & Consumable Fuels (0.0%):
13	Midstates Petroleum Co., Inc.*	177

Total Common Stock (Cost $—)		177

Warrant (0.0%):
Oil, Gas & Consumable Fuels (0.0%):
3,841	Midstates Petroleum Co., Inc., 4/21/20	383

Total Warrant (Cost $8,435)		383

Securities Held as Collateral for Securities on Loan (6.7%):
36,626,712	AZL Fidelity Institutional Asset Management Total Bond Fund Securities Lending Collateral Account(f)	36,626,712

Total Securities Held as Collateral for Securities on Loan (Cost $36,626,712)		36,626,712

Unaffiliated Investment Company (3.1%):
17,021,496	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(g)	17,021,496

Total Unaffiliated Investment Company (Cost $17,021,496)		17,021,496

Total Investment Securities (Cost $599,732,589) — 108.0%(h)		587,540,485
Net other assets (liabilities) — (8.0)%		(43,558,305)

Net Assets — 100.0%		$543,982,180

Percentages indicated are based on net assets as of June 30, 2018.

GO—General Obligation

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $35,153,029.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2018.

Continued

13

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

(c)	Defaulted bond.

(d)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.11% of the net assets of the fund.

(e)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 0.00% of the net assets of the fund.

(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(g)	The rate represents the effective yield at June 30, 2018.

(h)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—“ are either $0 or rounds to less than $1.

Securities Sold Short (-0.1%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association, TBA	3.50%	7/11/27	$(600,000)	$(593,438)	$(597,178)	$(3,740)

				$(593,438)	$(597,178)	$(3,740)

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Total Bond Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$599,732,589

Investment securities, at value*	$587,540,485
Interest and dividends receivable	4,571,108
Receivable for capital shares issued	44,777
Receivable for investments sold	4,856,674
Prepaid expenses	3,405

Total Assets	597,016,449

Liabilities:
Payable for investments purchased	15,224,024
Payable for capital shares redeemed	216,554
Payable for collateral received on loaned securities	36,626,712
Securities sold short (Proceeds received $593,438)	597,178
Interest payable on securities sold short	642
Manager fees payable	224,248
Administration fees payable	12,378
Distribution fees payable	107,463
Custodian fees payable	1,493
Administrative and compliance services fees payable	709
Transfer agent fees payable	975
Trustee fees payable	3,158
Other accrued liabilities	18,735

Total Liabilities	53,034,269

Net Assets	$543,982,180

Net Assets Consist of:
Capital	$542,904,360
Accumulated net investment income/(loss)	23,043,915
Accumulated net realized gains/(losses) from investment transactions	(9,770,251)
Net unrealized appreciation/(depreciation) on investments	(12,195,844)

Net Assets	$543,982,180

Class 1
Net Assets	$22,658,983
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,308,757
Net Asset Value (offering and redemption price per share)	$9.81

Class 2
Net Assets	$521,323,197
Shares of beneficial interest (unlimited number of shares authorized, no par value)	51,772,777
Net Asset Value (offering and redemption price per share)	$10.07

*	Includes securities on loan of $35,153,029.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$9,669,691
Dividends	155,163
Income from securities lending	107,540
Foreign tax reclaims received	465

Total Investment Income	9,932,859

Expenses:
Manager fees	1,384,224
Administration fees	120,247
Distribution fees — Class 2	663,544
Custodian fees	7,257
Administrative and compliance services fees	3,650
Transfer agent fees	4,703
Trustee fees	12,008
Professional fees	12,049
Shareholder reports	6,231
Other expenses	4,615

Total expenses	2,218,528

Net Investment Income/(Loss)	7,714,331

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,412,747)
Net realized gains/(losses) on securities sold short	67,187
Change in net unrealized appreciation/depreciation on investments	(15,692,421)
Change in net unrealized appreciation/depreciation on securities sold short	(2,709)

Net Realized/Unrealized Gains/(Losses) on Investments	(17,040,690)

Change in Net Assets Resulting From Operations	$(9,326,359)

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Total Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,714,331	$11,741,844
Net realized gains/(losses) on investment transactions	(1,345,560)	3,599,938
Change in unrealized appreciation/depreciation on investments	(15,695,130)	9,672,649

Change in net assets resulting from operations	(9,326,359)	25,014,431

Distributions to Shareholders:
From net investment income:
Class 1	—	(609,952)
Class 2	—	(13,382,351)

Change in net assets resulting from distributions to shareholders	—	(13,992,303)

Capital Transactions:
Class 1
Proceeds from shares issued	739,810	573,881
Proceeds from dividends reinvested	—	609,952
Value of shares redeemed	(1,799,011)	(3,595,755)

Total Class 1 Shares	(1,059,201)	(2,411,922)

Class 2
Proceeds from shares issued	5,158,248	11,883,572
Proceeds from dividends reinvested	—	13,382,351
Value of shares redeemed	(27,544,883)	(51,318,244)

Total Class 2 Shares	(22,386,635)	(26,052,321)

Change in net assets resulting from capital transactions	(23,445,836)	(28,464,243)

Change in net assets	(32,772,195)	(17,442,115)
Net Assets:
Beginning of period	576,754,375	594,196,490

End of period	$543,982,180	$576,754,375

Accumulated net investment income/(loss)	$23,043,915	$15,329,584

Share Transactions:
Class 1
Shares issued	75,518	57,427
Dividends reinvested	—	61,302
Shares redeemed	(183,420)	(360,782)

Total Class 1 Shares	(107,902)	(242,053)

Class 2
Shares issued	511,160	1,161,305
Dividends reinvested	—	1,309,428
Shares redeemed	(2,739,953)	(4,993,336)

Total Class 2 Shares	(2,228,793)	(2,522,603)

Change in shares	(2,336,695)	(2,764,656)

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$9.96		$9.77	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.15		0.23	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	(0.30)		0.21	(0.47)

Total from Investment Activities	(0.15)		0.44	(0.23)

Dividends to Shareholders From:
Net Investment Income	—		(0.25)	—

Total Dividends	—		(0.25)	—

Net Asset Value, End of Period	$9.81		$9.96	$9.77

Total Return(a)	(1.51	)%(b)	4.55%	(2.30	)%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$22,659		$24,077	$25,981
Net Investment Income/(Loss) (c)	3.03%		2.23%	3.03%
Expenses Before Reductions(c)(d)	0.56%		0.56%	0.59%
Expenses Net of Reductions(c)	0.56%		0.56%	0.59%
Portfolio Turnover Rate(e)	19%		81%	119%
Class 2
Net Asset Value, Beginning of Period	$10.23		$10.05	$9.85		$10.14	$9.78	$10.06

Investment Activities:
Net Investment Income/(Loss)	0.15		0.22	0.26		0.31	0.18	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(0.31)		0.21	0.29		(0.40)	0.34	(0.34)

Total from Investment Activities	(0.16)		0.43	0.55		(0.09)	0.52	(0.22)

Dividends to Shareholders From:
Net Investment Income	—		(0.25)	(0.34)		(0.20)	(0.16)	(0.04)
Net Realized Gains	—		—	(0.01)		—	—	(0.02)

Total Dividends	—		(0.25)	(0.35)		(0.20)	(0.16)	(0.06)

Net Asset Value, End of Period	$10.07		$10.23	$10.05		$9.85	$10.14	$9.78

Total Return(a)	(1.56	)%(b)	4.28%	5.51%		(0.89)%	5.37%	(2.20)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$521,323		$552,678	$568,216		$433,205	$457,287	$370,623
Net Investment Income/(Loss) (c)	2.78%		1.98%	3.06%		2.93%	2.11%	1.24%
Expenses Before Reductions(c)(d)	0.81%		0.81%	0.83%		0.82%	0.81%	0.81%
Expenses Net of Reductions(c)	0.81%		0.81%	0.83%		0.82%	0.81%	0.81%
Portfolio Turnover Rate(e)	19%		81%	119%		123%	421%	488%

*	Class 1 activity is for the period October 31, 2016 (commencement of operations) to December 31, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Total Bond Fund (formerly, AZL Pyramis® Total Bond Fund) (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engages in a short sale, the Funds records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

18

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $39 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $10,636 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $36,626,712 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2018, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM”), FIAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its

19

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	0.50%	0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	0.50%	0.95%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $2,563 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

20

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total

Asset Backed Securities	$—	$5,905,670	$—		$—	$5,905,670
Collateralized Mortgage Obligations	—	7,624,231	—		—	7,624,231
Corporate Bonds+	—	154,081,284	—	#	—	154,081,284
Yankee Dollars+	—	58,320,924	—		—	58,320,924
Municipal Bonds	—	8,610,539	—		—	8,610,539
U.S. Government Agency Mortgages	—	124,290,283	—		—	124,290,283
U.S. Treasury Obligations	—	175,058,786	—		—	175,058,786
Common Stock
Oil, Gas & Consumable Fuels	177	—	—		—	177
Warrant	—	383	—		—	383
Securities Held as Collateral for Securities on Loan	—	—	—		36,626,712	36,626,712
Unaffiliated Investment Company	17,021,496	—	—		—	17,021,496

Total Investment Securities	17,021,673	533,892,100	—		36,626,712	587,540,485

Securities Sold Short	—	(597,178)	—		—	(597,178)

Total Investments	$17,021,673	$533,294,922	$—		$36,626,712	$586,943,307

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2018.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fidelity Institutional Asset Management Total Bond Fund	$99,200,761	$110,595,393

For the period ended June 30, 2018, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Fidelity Institutional Asset Management Total Bond Fund	$50,276,159	$60,641,654

21

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2018 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/3/18 @ 103.44	6/21/17	$5,213	$340,000	$343,400	0.06%
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25	11/7/14	978,750	238,500	259,965	0.05%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $599,487,114. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,239,766
Unrealized (depreciation)	(13,783,573)

Net unrealized appreciation/(depreciation)	$(12,543,807)

As of the end of its latest tax year ended December 31, 2017, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL Fidelity Institutional Asset Management Total Bond Fund	$6,060,284	$2,023,402	$8,083,686

22

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund	$13,992,303	$—	$13,992,303

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Total Bond Fund	$15,329,584	$—	$(8,083,687)	$3,158,282	$10,404,179

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 70% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

23

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

24

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Gateway Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Gateway Fund	$1,000.00	$997.00	$5.45	1.10%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Gateway Fund	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	25.8%
Health Care	13.8
Financials	13.5
Consumer Discretionary	12.6
Industrials	9.7
Consumer Staples	6.5
Energy	6.1
Utilities	3.1
Materials	2.4
Real Estate	2.3
Telecommunication Services	2.1

Total Common Stocks	97.9
Money Market	1.8
Purchased Put Options	0.5

Total Investment Securities	100.2
Net other assets (liabilities)	(0.2)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+ (97.9%):
Aerospace & Defense (2.5%):
5,047	Boeing Co. (The)	$1,693,319
1,166	Huntington Ingalls Industries, Inc.	252,777
4,954	Raytheon Co.	957,014
815	TransDigm Group, Inc.	281,289
7,625	United Technologies Corp.	953,354

		4,137,753

Air Freight & Logistics (0.5%):
8,045	United Parcel Service, Inc., Class B	854,620

Airlines (0.4%):
2,177	Alaska Air Group, Inc.	131,469
6,245	American Airlines Group, Inc.	237,060
5,353	JetBlue Airways Corp.*	101,600
3,421	United Continental Holdings, Inc.*	238,547

		708,676

Auto Components (0.1%):
766	Adient plc	37,680
915	Autoliv, Inc.	131,046
1,060	Cooper Tire & Rubber Co.	27,878

		196,604

Automobiles (0.4%):
47,775	Ford Motor Co.	528,869
308	Tesla Motors, Inc.*	105,629

		634,498

Banks (6.3%):
6,563	Associated Banc-Corp.	179,170
77,669	Bank of America Corp.	2,189,489
22,229	Citigroup, Inc.	1,487,565
24,600	Huntington Bancshares, Inc.	363,096
28,491	JPMorgan Chase & Co.	2,968,762
6,739	Old National Bancorp	125,345
1,190	Signature Bank*	152,177
890	SVB Financial Group*	256,996
15,870	U.S. Bancorp	793,817
33,632	Wells Fargo & Co.	1,864,558

		10,380,975

Beverages (2.0%):
33,673	Coca-Cola Co. (The)	1,476,898
4,867	Monster Beverage Corp.*	278,879
13,656	PepsiCo, Inc.	1,486,729

		3,242,506

Biotechnology (3.0%):
11,789	AbbVie, Inc.	1,092,252
2,526	Alexion Pharmaceuticals, Inc.*	313,603
5,843	Amgen, Inc.	1,078,560
1,814	Biogen Idec, Inc.*	526,495
7,079	Celgene Corp.*	562,214
10,467	Gilead Sciences, Inc.	741,482
1,042	Seattle Genetics, Inc.*	69,178
887	Shire plc, ADR	149,726

Shares		Fair Value
Common Stocks+, continued
Biotechnology, continued
551	Tesaro, Inc.*	$24,503
2,265	Vertex Pharmaceuticals, Inc.*	384,959

		4,942,972

Building Products (0.4%):
4,287	Fortune Brands Home & Security, Inc.	230,169
8,085	Johnson Controls International plc	270,443
758	Lennox International, Inc.	151,714

		652,326

Capital Markets (2.4%):
12,460	Charles Schwab Corp. (The)	636,706
3,513	CME Group, Inc.	575,851
3,288	Eaton Vance Corp.	171,601
3,472	Goldman Sachs Group, Inc. (The)	765,819
7,766	Intercontinental Exchange, Inc.	571,189
2,140	Legg Mason, Inc.	74,322
14,586	Morgan Stanley	691,376
1,383	MSCI, Inc.	228,790
2,636	TD Ameritrade Holding Corp.	144,374
2,573	Waddell & Reed Financial, Inc., Class A	46,237

		3,906,265

Chemicals (1.8%):
332	AdvanSix, Inc.*	12,161
2,459	Ashland Global Holdings, Inc.	192,245
1,325	Celanese Corp., Series A	147,155
1,164	Chemours Co. (The)	51,635
20,253	DowDuPont, Inc.	1,335,078
3,240	Eastman Chemical Co.	323,870
683	Ingevity Corp.*	55,227
4,134	LyondellBasell Industries NV, Class A	454,120
1,723	Olin Corp.	49,485
3,495	RPM International, Inc.	203,828
4,772	Valvoline, Inc.	102,932

		2,927,736

Commercial Services & Supplies (0.5%):
1,871	Copart, Inc.*	105,824
2,031	Waste Connections, Inc.	152,894
6,134	Waste Management, Inc.	498,939

		757,657

Communications Equipment (1.3%):
329	Arista Networks, Inc.*	84,714
38,687	Cisco Systems, Inc.	1,664,702
2,164	Motorola Solutions, Inc.	251,825
667	Palo Alto Networks, Inc.*	137,048

		2,138,289

Consumer Finance (0.7%):
2,419	Ally Financial, Inc.	63,547
7,795	American Express Co.	763,910
5,297	Discover Financial Services	372,962

		1,200,419

Continued

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Containers & Packaging (0.4%):
2,315	Avery Dennison Corp.	$236,362
2,596	Sonoco Products Co.	136,290
4,370	WestRock Co.	249,177

		621,829

Distributors (0.2%):
2,806	Genuine Parts Co.	257,563

Diversified Financial Services (1.8%):
16,051	Berkshire Hathaway, Inc., Class B*	2,995,919

Diversified Telecommunication Services (2.0%):
54,976	AT&T, Inc.	1,765,279
29,145	Verizon Communications, Inc.	1,466,285

		3,231,564

Electric Utilities (1.6%):
11,991	Alliant Energy Corp.	507,459
12,957	American Electric Power Co., Inc.	897,271
10,220	Duke Energy Corp.	808,198
2,778	Evergy, Inc.	155,985
1,812	Hawaiian Electric Industries, Inc.	62,152
3,928	OGE Energy Corp.	138,305

		2,569,370

Electrical Equipment (0.6%):
4,381	Eaton Corp. plc	327,436
6,733	Emerson Electric Co.	465,520
735	Hubbell, Inc.	77,719
3,649	nVent Electric plc*	91,590

		962,265

Electronic Equipment, Instruments & Components (0.4%):
11,416	Corning, Inc.	314,054
4,334	TE Connectivity, Ltd.	390,320

		704,374

Energy Equipment & Services (0.9%):
5,708	Baker Hughes, a GE Co.	188,535
9,644	Halliburton Co.	434,559
4,634	Patterson-UTI Energy, Inc.	83,412
12,542	Schlumberger, Ltd.	840,689

		1,547,195

Equity Real Estate Investment Trusts (2.3%):
3,601	Camden Property Trust	328,159
3,457	Digital Realty Trust, Inc.	385,732
13,318	Duke Realty Corp.	386,622
3,605	Extra Space Storage, Inc.	359,815
5,299	Healthcare Realty Trust, Inc.	154,095
4,116	Kilroy Realty Corp.	311,334
5,023	Liberty Property Trust	222,670
5,722	Mack-Cali Realty Corp.	116,042
3,099	Parks Hotels & Resorts, Inc.	94,922
6,740	Regency Centers Corp.	418,419
4,193	Sabra Health Care REIT, Inc.	91,114
5,429	Senior Housing Properties Trust	98,211
12,354	UDR, Inc.	463,769

Shares		Fair Value
Common Stocks+, continued
Equity Real Estate Investment Trusts, continued
5,967	Ventas, Inc.	$339,821

		3,770,725

Food & Staples Retailing (1.0%):
10,397	Walgreens Boots Alliance, Inc.	623,976
11,959	Wal-Mart Stores, Inc.	1,024,288

		1,648,264

Food Products (1.0%):
1,733	Bunge, Ltd.	120,807
7,668	Conagra Brands, Inc.	273,978
1,344	Ingredion, Inc.	148,781
6,317	Kraft Heinz Co. (The)	396,834
2,252	Lamb Weston Holdings, Inc.	154,285
15,381	Mondelez International, Inc., Class A	630,620

		1,725,305

Gas Utilities (0.1%):
1,845	National Fuel Gas Co.	97,711
320	WGL Holdings, Inc.	28,400

		126,111

Health Care Equipment & Supplies (3.0%):
14,872	Abbott Laboratories	907,043
944	Align Technology, Inc.*	322,980
6,560	Baxter International, Inc.	484,390
16,061	Boston Scientific Corp.*	525,195
5,898	Hologic, Inc.*	234,446
1,296	Intuitive Surgical, Inc.*	620,110
16,811	Medtronic plc	1,439,190
2,146	ResMed, Inc.	222,283
462	Teleflex, Inc.	123,913

		4,879,550

Health Care Providers & Services (3.2%):
4,130	Aetna, Inc.	757,855
2,962	Anthem, Inc.	705,045
8,196	CVS Health Corp.	527,413
6,066	Express Scripts Holding Co.*	468,356
3,695	HCA Healthcare, Inc.	379,107
3,309	Patterson Cos., Inc.	75,015
2,140	Quest Diagnostics, Inc.	235,272
8,436	UnitedHealth Group, Inc.	2,069,688
1,342	Universal Health Services, Inc., Class B	149,552

		5,367,303

Health Care Technology (0.0%):
884	Veeva Systems, Inc., Class A*	67,944

Hotels, Restaurants & Leisure (1.6%):
681	Domino’s Pizza, Inc.	192,158
1,619	Hilton Grand Vacations, Inc.*	56,179
4,308	Hilton Worldwide Holdings, Inc.	341,021
1,210	Las Vegas Sands Corp.	92,396
7,968	McDonald’s Corp.	1,248,506
1,457	Melco Resorts & Entertainment, Ltd., ADR	40,796
7,611	MGM Resorts International	220,947

Continued

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Hotels, Restaurants & Leisure, continued
1,742	Restaurant Brands International, Inc.	$105,090
804	Vail Resorts, Inc.	220,449
8,092	Wendy’s Co. (The)	139,021

		2,656,563

Household Durables (0.4%):
6,147	Newell Brands, Inc.	158,531
54	NVR, Inc.*	160,399
5,462	Toll Brothers, Inc.	202,040
431	Tupperware Brands Corp.	17,774
1,070	Whirlpool Corp.	156,466

		695,210

Household Products (1.4%):
11,311	Colgate-Palmolive Co.	733,066
20,610	Procter & Gamble Co. (The)	1,608,817

		2,341,883

Industrial Conglomerates (1.9%):
5,229	3M Co., Class C	1,028,649
67,187	General Electric Co.	914,415
8,340	Honeywell International, Inc.	1,201,377

		3,144,441

Insurance (2.1%):
11,603	Aflac, Inc.	499,160
5,165	Allstate Corp. (The)	471,410
3,024	American Financial Group, Inc.	324,566
9,220	American International Group, Inc.	488,844
3,493	Aon plc	479,135
9,771	Arch Capital Group, Ltd.*	258,541
5,626	Arthur J. Gallagher & Co.	367,265
2,467	FNF Group	92,809
4,674	Lincoln National Corp.	290,957
3,473	XL Group, Ltd.	194,314

		3,467,001

Internet & Direct Marketing Retail (4.3%):
2,932	Amazon.com, Inc.*	4,983,813
387	Booking Holdings, Inc.*	784,484
3,249	Netflix, Inc.*	1,271,756

		7,040,053

Internet Software & Services (5.7%):
1,233	Alphabet, Inc., Class A*	1,392,291
3,294	Alphabet, Inc., Class C*	3,674,951
330	Baidu, Inc., ADR*	80,190
8,672	eBay, Inc.*	314,447
18,309	Facebook, Inc., Class A*	3,557,805
148	MercadoLibre, Inc.	44,242
2,013	VeriSign, Inc.*	276,626
739	Zillow Group, Inc., Class C*	43,645

		9,384,197

IT Services (3.8%):
4,072	Automatic Data Processing, Inc.	546,218
630	Black Knight, Inc.*	33,737

Shares		Fair Value
Common Stocks+, continued
IT Services, continued
1,762	Broadridge Financial Solutions, Inc.	$202,806
6,209	Cognizant Technology Solutions Corp., Class A	490,449
4,624	Fidelity National Information Services, Inc.	490,283
456	FleetCor Technologies, Inc.*	96,056
7,549	International Business Machines Corp.	1,054,595
3,883	Paychex, Inc.	265,403
9,833	PayPal Holdings, Inc.*	818,794
16,404	Visa, Inc., Class A	2,172,710
7,660	Western Union Co.	155,728

		6,326,779

Leisure Products (0.1%):
8,159	Mattel, Inc.	133,971
707	Polaris Industries, Inc.	86,381

		220,352

Life Sciences Tools & Services (0.2%):
1,428	Illumina, Inc.*	398,826

Machinery (1.6%):
5,574	Caterpillar, Inc.	756,225
2,209	Cummins, Inc.	293,797
3,344	Deere & Co.	467,491
2,575	Parker Hannifin Corp.	401,314
3,649	Pentair plc	153,550
1,135	Snap-On, Inc.	182,417
2,737	Stanley Black & Decker, Inc.	363,501
1,307	Timken Co.	56,920

		2,675,215

Media (2.0%):
37,052	Comcast Corp., Class A	1,215,676
2,082	Liberty Broadband Corp., Class C*	157,649
3,673	Liberty Global plc, Series C*	97,739
2,023	Liberty Latin America, Ltd.*	39,206
3,810	News Corp., Class B	60,389
3,212	Omnicom Group, Inc.	244,979
31,938	Sirius XM Holdings, Inc.	216,220
13,018	Walt Disney Co. (The)	1,364,416

		3,396,274

Metals & Mining (0.2%):
3,477	Southern Copper Corp.	162,967
3,813	Steel Dynamics, Inc.	175,208
1,126	Worthington Industries, Inc.	47,258

		385,433

Mortgage Real Estate Investment Trusts (0.3%):
12,137	AGNC Investment Corp.	225,627
23,250	Annaly Capital Management, Inc.	239,242

		464,869

Multiline Retail (0.4%):
2,245	Nordstrom, Inc.	116,246
7,247	Target Corp.	551,642

		667,888

Continued

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Multi-Utilities (1.4%):
7,604	Ameren Corp.	$462,703
11,577	CenterPoint Energy, Inc.	320,799
5,288	Consolidated Edison, Inc.	412,358
8,480	Public Service Enterprise Group, Inc.	459,107
10,725	WEC Energy Group, Inc.	693,372

		2,348,339

Oil, Gas & Consumable Fuels (5.2%):
2,550	Cheniere Energy, Inc.*	166,235
15,205	Chevron Corp.	1,922,368
4,000	Concho Resources, Inc.*	553,400
13,755	ConocoPhillips Co.	957,623
5,024	Continental Resources, Inc.*	325,354
31,601	Exxon Mobil Corp.	2,614,350
9,492	Gulfport Energy Corp.*	119,314
1,132	HollyFrontier Corp.	77,463
9,095	Occidental Petroleum Corp.	761,070
4,715	ONEOK, Inc.	329,248
6,139	Phillips 66	689,471

		8,515,896

Personal Products (0.0%):
1,400	Herbalife, Ltd.*	75,208

Pharmaceuticals (4.4%):
3,566	Allergan plc	594,524
12,561	Bristol-Myers Squibb Co.	695,126
7,583	Eli Lilly & Co.	647,057
682	Jazz Pharmaceuticals plc*	117,509
19,867	Johnson & Johnson Co.	2,410,661
20,473	Merck & Co., Inc.	1,242,711
44,316	Pfizer, Inc.	1,607,784

		7,315,372

Professional Services (0.4%):
1,079	Dun & Bradstreet Corp.	132,339
777	ManpowerGroup, Inc.	66,869
3,775	Verisk Analytics, Inc.*	406,341

		605,549

Road & Rail (0.9%):
2,956	Avis Budget Group, Inc.*	96,070
1,290	Canadian Pacific Railway, Ltd.	236,096
11,516	CSX Corp.	734,490
3,223	Hertz Global Holdings, Inc.*	49,441
2,146	Old Dominion Freight Line, Inc.	319,668

		1,435,765

Semiconductors & Semiconductor Equipment (4.2%):
11,512	Advanced Micro Devices, Inc.*	172,565
4,633	Analog Devices, Inc.	444,397
13,839	Applied Materials, Inc.	639,223
34,540	Intel Corp.	1,716,984
4,221	Microchip Technology, Inc.	383,900
7,990	Micron Technology, Inc.*	418,996
4,633	NVIDIA Corp.	1,097,558

Shares		Fair Value
Common Stocks+, continued
Semiconductors & Semiconductor Equipment, continued
11,729	QUALCOMM, Inc.	$658,231
3,166	Skyworks Solutions, Inc.	305,994
4,347	Teradyne, Inc.	165,490
8,743	Texas Instruments, Inc.	963,916

		6,967,254

Software (6.2%):
7,408	Activision Blizzard, Inc.	565,379
4,973	Adobe Systems, Inc.*	1,212,466
1,570	ANSYS, Inc.*	273,463
7,727	Cadence Design Systems, Inc.*	334,656
912	Check Point Software Technologies, Ltd.*	89,084
727	Dell Technologies, Inc., Class V*	61,490
1,532	Fortinet, Inc.*	95,643
56,599	Microsoft Corp.	5,581,226
6,789	Nuance Communications, Inc.*	94,265
24,495	Oracle Corp.	1,079,250
1,971	PTC, Inc.*	184,900
834	ServiceNow, Inc.*	143,840
7,006	Symantec Corp.	144,674
1,144	Take-Two Interactive Software, Inc.*	135,404
1,497	VMware, Inc., Class A*	220,014
783	Workday, Inc., Class A*	94,837

		10,310,591

Specialty Retail (2.6%):
4,882	American Eagle Outfitters, Inc.	113,507
2,237	Foot Locker, Inc.	117,778
3,619	Gap, Inc. (The)	117,219
10,418	Home Depot, Inc. (The)	2,032,552
2,407	L Brands, Inc.	88,770
8,312	Lowe’s Cos., Inc.	794,378
2,075	Tiffany & Co.	273,070
7,356	TJX Cos., Inc. (The)	700,144

		4,237,418

Technology Hardware, Storage & Peripherals (4.1%):
36,533	Apple, Inc.	6,762,624

Textiles, Apparel & Luxury Goods (0.5%):
1,664	Lululemon Athletica, Inc.*	207,750
4,291	Michael Kors Holdings, Ltd.*	285,781
13,608	Under Armour, Inc., Class A*	305,908
2,313	Under Armour, Inc., Class C*	48,758

		848,197

Tobacco (1.0%):
14,201	Altria Group, Inc.	806,475
11,045	Philip Morris International, Inc.	891,773
1,877	Vector Group, Ltd.	35,813

		1,734,061

Trading Companies & Distributors (0.1%):
1,211	GATX Corp.	89,893

Continued

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks+, continued
Wireless Telecommunication Services (0.1%):
2,648	Sprint Corp.*	$14,405
1,372	T-Mobile US, Inc.*	81,977

		96,382

Total Common Stocks (Cost $104,885,722)		161,764,110

Purchased Options (0.5%):
Total Purchased Options (Cost $1,146,356)		894,955

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (1.8%):
2,899,770	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(a)	$2,899,770

Total Unaffiliated Investment Company (Cost $2,899,770)		2,899,770

Total Investment Securities (Cost $108,931,848)—100.2%(b)		165,558,835
Net other assets (liabilities)—(0.2)%		(353,674)

Net Assets—100.0%		$165,205,161

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at June 30, 2018.
(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

6

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

At June 30, 2018, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Put	2425.00 USD	7/20/18	118	$286,150	$26,550
S&P 500 Index	Put	2475.00 USD	8/17/18	71	175,725	74,550
S&P 500 Index	Put	2500.00 USD	8/17/18	71	177,500	85,555
S&P 500 Index	Put	2550.00 USD	8/17/18	87	221,850	138,765
S&P 500 Index	Put	2475.00 USD	9/21/18	85	210,375	178,075
S&P 500 Index	Put	2500.00 USD	9/21/18	71	177,500	166,140
S&P 500 Index	Put	2525.00 USD	9/21/18	86	217,150	225,320

Total (Cost $1,146,356)						$894,955

At June 30, 2018, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
S&P 500 Index	Call	2760.00 USD	7/13/18	64	$176,640	$(52,160)
S&P 500 Index	Call	2700.00 USD	7/20/18	67	180,900	(308,535)
S&P 500 Index	Call	2725.00 USD	7/20/18	59	160,775	(174,935)
S&P 500 Index	Call	2775.00 USD	7/20/18	68	188,700	(51,340)
S&P 500 Index	Call	2800.00 USD	7/20/18	67	187,600	(18,928)
S&P 500 Index	Call	2740.00 USD	7/27/18	66	180,840	(174,570)
S&P 500 Index	Call	2700.00 USD	8/17/18	63	170,100	(394,695)
S&P 500 Index	Call	2775.00 USD	8/17/18	67	185,925	(133,665)
S&P 500 Index	Call	2800.00 USD	8/17/18	68	190,400	(76,840)

Total (Premiums $2,731,729)						$(1,385,668)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the financial statements.

7

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$108,931,848

Investment securities, at value	$165,558,835
Cash	2,772
Interest and dividends receivable	132,599
Receivable for investments sold	568,431
Receivable for capital shares issued	484,582
Reclaims receivable	877
Prepaid expenses	1,241

Total Assets	166,749,337

Liabilities:
Payable for capital shares redeemed	955
Written Options (Premiums received $2,731,729)	1,385,668
Manager fees payable	109,602
Administration fees payable	4,105
Distribution fees payable	34,251
Custodian fees payable	752
Administrative and compliance services fees payable	265
Transfer agent fees payable	575
Trustee fees payable	993
Other accrued liabilities	7,010

Total Liabilities	1,544,176

Net Assets	$165,205,161

Net Assets Consist of:
Capital	$122,824,364
Accumulated net investment income/(loss)	2,828,264
Accumulated net realized gains/(losses) from investment transactions	(18,420,515)
Net unrealized appreciation/(depreciation) on investments	57,973,048

Net Assets	$165,205,161

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,440,376
Net Asset Value (offering and redemption price per share)	$13.28

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$1,708,472
Foreign withholding tax	(644)

Total Investment Income	1,707,828

Expenses:
Manager fees	692,756
Administration fees	27,945
Distribution fees	216,486
Custodian fees	3,004
Administrative and compliance services fees	1,008
Transfer agent fees	2,074
Trustee fees	3,429
Professional fees	3,338
Shareholder reports	1,795
Other expenses	1,328

Total expenses	953,163

Net Investment Income/(Loss)	754,665

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	24,242,559
Net realized gains/(losses) on written options contracts	(8,840,701)
Change in net unrealized appreciation/depreciation on investments	(18,538,989)
Change in net unrealized appreciation/depreciation on written options contracts	2,170,255

Net Realized/Unrealized Gains/(Losses) on Investments	(966,876)

Change in Net Assets Resulting From Operations	$(212,211)

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$754,665	$2,182,398
Net realized gains/(losses) on investment transactions	15,401,858	298,817
Change in unrealized appreciation/depreciation on investments	(16,368,734)	15,856,221

Change in net assets resulting from operations	(212,211)	18,337,436

Distributions to Shareholders:
From net investment income	—	(2,139,703)

Change in net assets resulting from distributions to shareholders	—	(2,139,703)

Capital Transactions:
Proceeds from shares issued	3,111,591	43,382,092
Proceeds from dividends reinvested	—	2,139,703
Value of shares redeemed	(50,989,420)	(27,375,086)

Change in net assets resulting from capital transactions	(47,877,829)	18,146,709

Change in net assets	(48,090,040)	34,344,442
Net Assets:
Beginning of period	213,295,201	178,950,759

End of period	$165,205,161	$213,295,201

Accumulated net investment income/(loss)	$2,828,264	$2,073,599

Share Transactions:
Shares issued	234,524	3,413,870
Dividends reinvested	—	164,340
Shares redeemed	(3,809,189)	(2,123,780)

Change in shares	(3,574,665)	1,454,430

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.32		$12.29	$11.96	$11.87	$11.65		$10.83

Investment Activities:
Net Investment Income/(Loss)	0.10		0.12	0.17	0.15	0.13		0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(0.14)		1.04	0.40	0.08	0.23		0.78

Total from Investment Activities	(0.04)		1.16	0.57	0.23	0.36		0.91

Dividends to Shareholders From:
Net Investment Income	—		(0.13)	(0.24)	(0.14)	(0.14)		(0.09)

Total Dividends	—		(0.13)	(0.24)	(0.14)	(0.14)		(0.09)

Net Asset Value, End of Period	$13.28		$13.32	$12.29	$11.96	$11.87		$11.65

Total Return(a)	(0.30	)%(b)	9.46%	4.84%	1.98%	3.09%		8.44%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$165,205		$213,295	$178,951	$200,708	$217,753		$212,164
Net Investment Income/(Loss)(c)	0.87%		1.06%	1.19%	1.11%	1.14%		1.35%
Expenses Before Reductions(c)(d)	1.10%		1.10%	1.10%	1.10%	1.10%		1.11%
Expenses Net of Reductions(c)	1.10%		1.10%	1.10%	1.10%	1.10%		1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.10%		1.10%	1.10%	1.10%	1.10	%(e)	1.11	%(e)
Portfolio Turnover Rate	6	%(b)	24%	20%	5%	18%		16%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

See accompanying notes to the financial statements.

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2018, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts – The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

For the period ended June 30, 2018, the monthly average notional amount for written options contracts was $1.8 million. Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts			Written options contracts	$1,385,668

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written options contracts	$(8,840,701)	$2,170,255

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $808 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Total
Common Stocks+	$161,764,110	$161,764,110
Purchased Put Options	894,955	894,955
Unaffiliated Investment Company	2,899,770	2,899,770

Total Investment Securities	165,558,835	165,558,835

Other Financial Instruments:*
Written Options	(1,385,668)	(1,385,668)

Total Investments	$164,173,167	$164,173,167

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Gateway Fund	$9,605,387	$64,549,602

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $107,879,731. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$58,736,972
Unrealized (depreciation)	(2,443,536)

Net unrealized appreciation/(depreciation)	$56,293,436

As of the end of its latest tax year ended December 31, 2017, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

14

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

CLCFs subject to expiration:

Expires 12/31/2018
AZL Gateway Fund	$10,170

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL Gateway Fund	$33,513,143	$—	$33,513,143

During the year ended June 30, 2018, the Fund utilized $2,360,419 in CLCFs to offset capital gains.

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Gateway Fund	$2,139,703	$—	$2,139,703

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Gateway Fund	$2,073,599	$—	$(33,523,314)	$74,042,723	$42,593,008

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 75% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

16

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Government Money Market Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Government Money Market Fund	$1,000.00	$1,003.70	$4.32	0.87%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Government Money Market Fund	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	45.0%
Repurchase Agreements	33.7
U.S. Treasury Obligations	19.5

Total Investment Securities	98.2
Net other assets (liabilities)	1.8

Net Assets	100.0%

1

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (45.0%):
Federal Home Loan Bank (32.0%):
$3,385,000	1.86%, 7/10/18	$3,383,426
4,190,000	1.85%, 7/11/18	4,187,849
13,905,000	1.79%, 7/18/18	13,892,727
2,510,000	1.84%, 7/20/18	2,507,569
7,075,000	1.86%, 7/25/18	7,066,232
2,555,000	1.90%, 8/3/18	2,550,562
4,445,000	1.89%, 8/8/18	4,436,184
9,500,000	1.74%, 8/10/18	9,481,749
960,000	1.93%(US0001M-15bps), 8/15/18	960,000
960,000	1.93%(US0001M-15bps), 8/15/18	960,000
3,845,000	1.94%(US0001M-15bps), 8/22/18	3,845,000
5,740,000	1.90%, 8/22/18	5,724,288
975,000	1.94%, 8/29/18	971,932
3,275,000	1.94%, 9/7/18	3,263,061
4,500,000	1.89%(US0001M-12bps), 10/3/18	4,500,000
4,405,000	1.94%(US0001M-13bps), 10/15/18	4,405,000
5,075,000	2.02%, 10/19/18	5,043,986
460,000	2.02%, 10/22/18	457,112
175,000	2.02%, 10/24/18	173,882
5,000,000	1.96%(US0001M-14bps), 10/26/18	5,000,000
4,465,000	1.91%(US0001M-15bps), 11/14/18	4,465,000
8,000,000	1.96%(US0001M-13bps), 11/16/18	8,000,000
12,000,000	2.02%(US0001M-7bps), 12/19/18	12,000,000
4,260,000	2.00%(US0001M-9bps), 1/25/19	4,260,000
1,140,000	1.94%(US0001M-7bps), 2/11/19	1,140,248
5,000,000	1.98%(US0001M-12bps), 2/25/19	5,000,000
1,000,000	1.97%(US0001M-12bps), 3/25/19	1,000,000
1,570,000	2.19%(US0003M-16bps), 6/12/19	1,569,613
2,310,000	2.17%(US0003M-16bps), 6/20/19	2,310,000
1,895,000	2.17%(US0003M-16bps), 6/20/19	1,895,000
7,000,000	2.17%(US0003M-16bps), 6/20/19	7,000,000
1,215,000	2.05%(US0001M-5bps), 6/28/19	1,215,000
3,470,000	2.02%(US0001M-8bps), 8/27/19	3,470,000
5,000,000	1.99%(US0001M-6bps), 9/11/19	5,000,000
2,015,000	2.19%(US0003M-14bps), 12/19/19	2,015,000
2,830,000	2.04%(US0001M-4bps), 4/17/20	2,830,000

		145,980,420

Federal Farm Credit Bank (8.8%):
410,000	1.54%, 8/10/18	409,308
2,975,000	1.95%, 9/10/18	2,963,617
4,480,000	1.94%, 9/19/18	4,460,786
1,921,000	2.03%, 11/14/18	1,919,254
6,860,000	2.07%, 11/19/18	6,804,920
1,555,000	2.18%, 12/24/18	1,538,655
2,360,000	2.17%, 1/4/19	2,333,766
4,660,000	2.17%, 1/16/19	4,604,875
2,600,000	2.26%, 3/11/19	2,559,436
2,600,000	2.28%, 3/19/19	2,557,965
700,000	2.26%, 4/12/19	687,698
2,305,000	1.96%(US0001M-8bps), 7/30/19	2,303,471
5,305,000	1.98%(US0001M-5bps), 2/7/20	5,304,913
865,000	1.96%(USBMMY3M+5bps), 4/30/20	864,970

		39,313,634

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation (4.2%):
$8,105,000	1.80%, 7/26/18	$8,094,925
3,390,000	1.90%, 8/20/18	3,381,101
3,210,000	1.63%, 10/12/18	3,203,249
4,470,000	1.98%(US0001M-10bps), 8/8/19	4,467,552

		19,146,827

Total U.S. Government Agency Mortgages (Cost $204,440,881)		204,440,881

U.S. Treasury Obligations (19.5%):
U.S. Treasury Bills (17.9%)
9,290,000	1.64%, 7/19/18	9,282,568
8,000,000	1.66%, 8/2/18	7,988,444
3,200,000	1.69%, 8/9/18	3,194,220
4,900,000	1.86%, 8/23/18	4,886,871
30,000,000	2.00%, 9/20/18	29,868,374
12,000,000	1.94%, 9/27/18	11,944,413
5,715,000	2.03%, 10/25/18	5,678,429
7,805,000	2.14%, 12/27/18	7,724,085

		80,567,404

U.S. Treasury Notes (1.6%)
7,130,000	1.43%, 7/31/18	7,127,985
210,000	2.19%, 1/31/19	208,711
210,000	2.19%, 1/31/19	208,862

		7,545,558

Total U.S. Treasury Obligations (Cost $88,112,962)		88,112,962

Repurchase Agreements (33.7%):
16,000,000	Bank of Montreal, 2.10%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $16,002,800, Collateralized by U.S. Government Agency Obligations, 0.00% — 4.50%, 10/11/18 — 7/1/56, fair value of $16,420,146)	16,000,000
20,000,000	Bank of Nova Scotia, 2.10%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $20,003,500, Collateralized by U.S. Treasury Obligations, 0.13% — 2.75%, 4/15/20 — 5/15/46, fair value of $20,403,622)	20,000,000
15,000,000	BNP Paribas, 2.12%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $15,002,650, Collateralized by U.S. Government Agency Obligations, 0.00% — 4.50%, 10/25/18 — 4/20/48, fair value of $15,381,729)	15,000,000
5,000,000	Citigroup Global Markets, 2.12%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $5,000,883, Collateralized by U.S. Government Agency Obligations, 0.00% — 3.50%, 2/23/38 —12/20/47, fair value of $5,100,001)	5,000,000
2,500,000	HSBC Securities (USA), Inc., 1.94%, 7/3/18, (Purchased on 6/29/18, proceeds at maturity $2500,808, Collateralized by a U.S. Treasury Note, 0.38%, 1/15/27, fair value of $2,552,347)	2,500,000
12,000,000	HSBC Securities (USA), Inc., 2.11%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $12,002,110, Collateralized by a U.S. Treasury Bill, 0.00%, 6/20/19, fair value of $12,241,430)	12,000,000
2,000,000	HSBC Securities (USA), Inc., 1.91%, 7/3/18, (Purchased on 6/29/18, proceeds at maturity $2,000,743 Collateralized by a U.S. Treasury Note, 0.38%, 1/15/27, fair value of $2,042,886)	2,000,000

Continued

2

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$5,000,000	Mistubishi UFJ Securities USA, Inc., 2.08%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $5,000,867, Collateralized by U.S. Treasury Obligations, 0.00% — 3.88%, 2/28/19 —5/15/45, fair value of $5,100,030)	$5,000,000
20,000,000	Mizuho Securities USA, Inc., 2.12%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $20,003,533, Collateralized by U.S. Treasury Bond, 3.13%, 8/15/44, fair value of $20,400,018)	20,000,000
5,000,000	Natixis S.A., 2.12%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $5,000,883, Collateralized by U.S. Government Agency Obligations, 0.00% — 4.00%, 1/31/19 -11/15/47, fair value of $5,148,702)	5,000,000
25,000,000	Natixis S.A., 2.10%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $25,004,375, Collateralized by U.S. Treasury Notes, 1.44%,- 2.00%, 1/31/20 — 6/30/22, fair value of $25,500,027)	25,000,000

Principal Amount		Fair Value
Repurchase Agreements, continued
$15,000,000	Toronto Dominion Bank NY, 2.12%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $15,002,650, Collateralized by a U.S. Government Agency Obligation, 3.50%, 7/1/46, fair value of $15,450,000)	$15,000,000
10,000,000	Toronto Dominion Bank NY, 2.10%, 7/2/18, (Purchased on 6/29/18, proceeds at maturity $10,001,750, Collateralized by a U.S. Treasury Note, 1.63%, 7/31/20, fair value of $10,200,070)	10,000,000

Total Repurchase Agreements (Cost $152,500,000)		152,500,000

Total Investment Securities (Cost $445,053,843) — 98.2%(a)		445,053,843
Net other assets (liabilities) — 1.8%		7,934,613

Net Assets — 100.0%		$452,988,456

Percentages indicated are based on net assets as of June 30, 2018.

LIBOR—London Interbank Offered Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USBMMY3M—3 Month Treasury Bill Rate

(a)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See accompanying notes to the financial statements.

3

AZL Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$292,553,843

Investment securities, at value	$292,553,843
Repurchase agreements, at value/cost	152,500,000
Cash	57,149
Interest and dividends receivable	225,268
Receivable for capital shares issued	377,638
Receivable for investments sold	7,985,000
Prepaid expenses	2,930

Total Assets	453,701,828

Liabilities:
Distributions payable	377,639
Manager fees payable	210,847
Administration fees payable	10,313
Distribution fees payable	92,556
Custodian fees payable	555
Administrative and compliance services fees payable	546
Transfer agent fees payable	539
Trustee fees payable	2,554
Other accrued liabilities	17,823

Total Liabilities	713,372

Net Assets	$452,988,456

Net Assets Consist of:
Capital	$452,987,260
Accumulated net realized gains/(losses) from investment transactions	1,196

Net Assets	$452,988,456

Shares of beneficial interest (unlimited number of shares authorized, no par value)	452,987,382
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$3,770,780

Total Investment Income	3,770,780

Expenses:
Manager fees	818,167
Administration fees	60,896
Distribution fees	584,406
Custodian fees	3,074
Administrative and compliance services fees	3,530
Transfer agent fees	2,816
Trustee fees	11,585
Professional fees	11,500
Shareholder reports	6,857
Recoupment of prior expenses reimbursed by the manager	526,182
Other expenses	4,749

Total expenses	2,033,762

Net Investment Income/(Loss)	1,737,018

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(214)

Net Realized/Unrealized Gains/(Losses) on Investments	(214)

Change in Net Assets Resulting From Operations	$1,736,804

See accompanying notes to the financial statements.

4

AZL Government Money Market Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,737,018	$221,270
Net realized gains/(losses) on investment transactions	(214)	1,823

Change in net assets resulting from operations	1,736,804	223,093

Distributions to Shareholders:
From net investment income	(1,737,018)	(221,270)
From net realized gains	—	(33,260)

Change in net assets resulting from distributions to shareholders	(1,737,018)	(254,530)

Capital Transactions:
Proceeds from shares issued	160,670,676	314,529,729
Proceeds from dividends reinvested	1,737,017	254,530
Value of shares redeemed	(200,051,155)	(487,124,200)

Change in net assets resulting from capital transactions	(37,643,462)	(172,339,941)

Change in net assets	(37,643,676)	(172,371,378)
Net Assets:
Beginning of period	490,632,132	663,003,510

End of period	$452,988,456	$490,632,132

Share Transactions:
Shares issued	160,670,675	314,529,729
Dividends reinvested	1,737,017	254,530
Shares redeemed	(200,051,155)	(487,124,842)

Change in shares	(37,643,463)	(172,340,583)

See accompanying notes to the financial statements.

5

AZL Government Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total from Investment Activities	—		—		—		—		—		—

Dividends to Shareholders From:
Net Investment Income	—	(a)	—	(a)	—		—		—		—
Net Realized Gains	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total Dividends	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(b)	0.37	%(c)	0.05%		0.01%		0.01%		0.01%		—
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$452,988		$490,632		$663,004		$687,635		$700,335		$806,642
Net Investment Income/(Loss)(d)	0.74%		0.04%		—		—		—		—
Expenses Before Reductions(d)(e)	0.87%		0.87%		0.65%		0.65%		0.65%		0.65%
Expenses Net of Reductions(d)	0.87%		0.87%		0.44%		0.26%		0.20%		0.22%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

6

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below. Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Government Money Market Fund

Notes to the Financial Statements, continued

June 30, 2018 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Government Money Market Fund	0.35%	0.87%

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.

2. The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.

3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2018 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2018, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2018	Expires 12/31/2019	Total
AZL Government Money Market Fund	$2,615,420	$1,440,270	$4,055,690

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $2,184 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate

8

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 2	Total

U.S. Government Agency Mortgages	$204,440,881	$204,440,881
U.S. Treasury Obligations	88,112,962	88,112,962
Repurchase Agreements	152,500,000	152,500,000

Total Investments	$445,053,843	$445,053,843

5. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Government Money Market Fund	$254,530	$—	$254,530

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Government Money Market Fund	$1,410	$—	$—	$—	$1,410

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

6. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

7. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017.

9

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

8. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® International Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 14

Statement of Operations Page 14

Statements of Changes in Net Assets Page 15

Financial Highlights Page 16

Notes to the Financial Statements Page 17

Other Information Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL International Index Fund, Class 1	$1,000.00	$973.20	$2.25	0.46%
AZL International Index Fund, Class 2	$1,000.00	$972.30	$3.47	0.71%
The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL International Index Fund, Class 1	$1,000.00	$1,022.53	$2.31	0.46%
AZL International Index Fund, Class 2	$1,000.00	$1,021.29	$3.56	0.71%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Japan	23.7%
United Kingdom	16.7
France	10.0
Germany	9.4
Switzerland	8.2
Australia	6.8
Netherlands	4.2
Hong Kong	3.3
Spain	3.0
Sweden	2.5
All other countries	10.6

Total Common Stocks and Preferred Stocks	98.4
Rights	—^
Securities Held as Collateral for Securities on Loan	1.5
Money Market	0.1
Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (1.4%):
391,641	BAE Systems plc	$3,341,506
321	Dassault Aviation SA	610,766
3,310	Elbit Systems, Ltd.	390,117
71,506	European Aeronautic Defence & Space Co. NV	8,356,841
46,044	Finmeccanica SpA	454,595
93,381	Meggitt plc	607,663
6,330	MTU Aero Engines AG	1,215,679
208,436	Rolls-Royce Holdings plc	2,716,171
40,615	Safran SA	4,926,508
180,000	Singapore Technologies Engineering, Ltd.	433,797
12,844	Thales SA	1,653,528

		24,707,171

Air Freight & Logistics (0.3%):
102,392	Bollore, Inc.	475,855
120,538	Deutsche Post AG	3,935,285
110,220	Royal Mail plc	734,384
11,800	SG Holdings Co., Ltd.	258,709
37,800	Yamato Holdings Co., Ltd.	1,113,140

		6,517,373

Airlines (0.1%):
13,400	All Nippon Airways Co., Ltd.	491,630
29,257	Deutsche Lufthansa AG, Registered Shares	703,501
19,944	easyJet plc	438,797
82,030	International Consolidated Airlines Group SA	719,506
14,470	Japan Airlines Co., Ltd.	512,846
69,400	Singapore Airlines, Ltd.	543,357

		3,409,637

Auto Components (1.2%):
19,900	Aisin Sieki Co., Ltd.	906,071
74,700	Bridgestone Corp.	2,919,034
20,958	Compagnie Generale des Establissements Michelin SCA, Class B	2,548,399
13,392	Continental AG	3,060,704
53,600	Denso Corp.	2,607,803
8,952	Faurecia	636,978
13,700	Koito Manufacturing Co., Ltd.	903,938
98,000	Minth Group, Ltd.	410,578
19,700	NGK Spark Plug Co., Ltd.	561,211
12,900	NOK Corp.	249,398
14,129	Nokian Renkaat OYJ	556,852
49,051	Pirelli & C SpA*	409,073
17,721	Schaeffler AG	230,417
18,000	Stanley Electric Co., Ltd.	612,193
91,800	Sumitomo Electric Industries, Ltd.	1,365,634
19,400	Sumitomo Rubber Industries, Ltd.	307,936
7,200	Toyoda Gosei Co., Ltd.	182,299
19,300	Toyota Industries Corp.	1,080,559
29,175	Valeo SA	1,592,329
14,700	Yokohama Rubber Co., Ltd. (The)	305,127

		21,446,533

Automobiles (3.1%):
40,307	Bayerische Motoren Werke AG (BMW)	3,655,675
111,512	Daimler AG, Registered Shares	7,173,515

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
14,952	Ferrari NV	$2,029,010
131,003	Fiat Chrysler Automobiles NV	2,493,569
74,900	Fuji Heavy Industries, Ltd.	2,179,349
199,900	Honda Motor Co., Ltd.	5,862,354
68,700	Isuzu Motors, Ltd.	911,333
70,600	Mazda Motor Corp.	864,712
79,200	Mitsubishi Motors Corp.	630,651
282,600	Nissan Motor Co., Ltd.	2,746,524
73,661	PSA Peugeot Citroen SA	1,679,576
23,400	Renault SA^	1,986,034
41,200	Suzuki Motor Corp.	2,272,400
280,366	Toyota Motor Corp.	18,126,394
4,071	Volkswagen AG	673,229
33,300	Yamaha Motor Co., Ltd.	836,087

		54,120,412

Banks (11.4%):
53,263	ABN AMRO Group NV^	1,378,401
107,633	AIB Group plc	583,486
13,500	Aozora Bank, Ltd.	513,436
357,595	Australia & New Zealand Banking Group, Ltd.	7,504,467
823,752	Banco Bilbao Vizcaya Argentaria SA	5,817,668
696,512	Banco de Sabadell SA	1,162,158
1,979,442	Banco Santander SA	10,566,287
131,342	Bank Hapoalim BM	891,749
186,368	Bank Leumi Le-Israel Corp.	1,104,619
153,800	Bank of East Asia, Ltd. (The)	611,959
118,291	Bank of Ireland Group plc	921,950
6,800	Bank of Kyoto, Ltd. (The)	314,438
51,449	Bank of Queensland, Ltd.	387,545
158,620	Bankia SA	591,379
80,402	Bankinter SA	782,029
2,107,607	Barclays plc	5,254,467
60,506	Bendigo & Adelaide Bank, Ltd.	488,225
138,041	BNP Paribas SA	8,555,717
450,500	BOC Hong Kong Holdings, Ltd.	2,112,280
84,000	Chiba Bank, Ltd. (The)	591,928
38,803	Chuo Mitsui Trust Holdings, Inc.	1,537,342
128,007	Commerzbank AG*	1,226,398
215,099	Commonwealth Bank of Australia	11,645,031
134,200	Concordia Financial Group, Ltd.	682,230
138,591	Credit Agricole SA	1,847,396
453,146	Criteria Caixacorp SA	1,957,325
91,238	Danske Bank A/S	2,852,017
218,500	DBS Group Holdings, Ltd.	4,243,698
118,972	DnB NOR ASA	2,321,543
36,152	Erste Group Bank AG	1,506,978
86,000	Fukuoka Financial Group, Inc.	431,880
93,100	Hang Seng Bank, Ltd.	2,317,007
2,453,894	HSBC Holdings plc	23,005,123
478,855	ING Groep NV	6,870,695
105,038	Intesa Sanpaolo	317,618
1,669,386	Intesa Sanpaolo SpA	4,831,678
45,700	Japan Post Bank Co., Ltd.	531,341
30,538	KBC Group NV	2,353,822
8,863,474	Lloyds Banking Group plc	7,372,377

Continued

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
101,160	Mebuki Financial Group, Inc.	$339,377
79,541	Mediobanca SpA	737,045
1,451,500	Mitsubishi UFJ Financial Group, Inc.	8,233,701
15,515	Mizrahi Tefahot Bank, Ltd.	285,737
2,936,339	Mizuho Financial Group, Inc.	4,940,998
333,453	National Australia Bank, Ltd.	6,786,201
114,848	Natixis	813,095
369,774	Nordea Bank AB	3,558,893
382,899	Oversea-Chinese Banking Corp., Ltd.	3,261,478
17,372	Raiffeisen International Bank-Holding AG	532,093
256,487	Resona Holdings, Inc.	1,370,666
586,733	Royal Bank of Scotland Group plc*	1,982,055
83,400	Seven Bank, Ltd.	255,070
20,000	Shinsei Bank, Ltd.	307,417
60,900	Shizuoka Bank, Ltd. (The)	546,671
199,577	Skandinaviska Enskilda Banken AB, Class A	1,895,525
93,413	Societe Generale	3,933,102
343,633	Standard Chartered plc	3,139,212
163,569	Sumitomo Mitsui Financial Group, Inc.	6,339,468
24,500	Suruga Bank, Ltd.	218,948
185,910	Svenska Handelsbanken AB, Class A	2,064,256
109,635	Swedbank AB, Class A	2,345,402
248,620	Unicredit SpA	4,134,598
162,773	United Overseas Bank, Ltd.	3,206,358
417,455	Westpac Banking Corp.	9,094,752
21,000	Yamaguchi Financial Group, Inc.^	236,093

		198,543,898

Beverages (2.5%):
92,759	Anheuser-Busch InBev NV	9,356,684
44,500	Asahi Breweries, Ltd.	2,277,316
13,489	Carlsberg A/S, Class B	1,588,465
66,117	Coca-Cola Amatil, Ltd.	449,817
14,800	Coca-Cola Bottlers Japan Holdings, Inc.	591,025
25,898	Coca-Cola European Partners plc	1,051,318
24,775	Coca-Cola HBC AG	827,297
76,768	Davide Campari — Milano SpA	630,857
303,746	Diageo plc	10,901,146
14,555	Heineken Holding NV	1,392,674
31,315	Heineken NV	3,139,423
100,900	Kirin Holdings Co., Ltd.	2,697,500
25,849	Pernod Ricard SA^	4,218,603
2,993	Remy Cointreau SA	387,444
17,300	Suntory Beverage & Food, Ltd.	738,584
86,769	Treasury Wine Estates, Ltd.	1,120,383

		41,368,536

Biotechnology (1.0%):
55,058	CSL, Ltd.	7,869,612
7,548	Genmab A/S*	1,164,311
38,394	Grifols SA	1,151,390
112,258	Shire plc	6,311,952

		16,497,265

Building Products (0.7%):
23,400	Asahi Glass Co., Ltd.	910,157
122,018	Assa Abloy AB, Class B	2,597,657

Shares		Fair Value
Common Stocks, continued
Building Products, continued
61,571	Compagnie de Saint-Gobain SA	$2,745,691
30,300	Daikin Industries, Ltd.	3,624,432
4,509	Geberit AG, Registered Shares	1,937,870
33,800	Lixil Group Corp.	675,624
17,300	TOTO, Ltd.	799,432

		13,290,863

Capital Markets (2.2%):
121,299	3i Group plc	1,440,864
6,908	Amundi SA	477,670
22,992	ASX, Ltd.	1,099,675
313,435	Credit Suisse Group AG	4,705,787
190,300	Daiwa Securities Group, Inc.	1,104,294
240,770	Deutsche Bank AG, Registered Shares	2,603,673
23,482	Deutsche Boerse AG	3,128,404
34,899	Hargreaves Lansdown plc	907,574
143,393	Hong Kong Exchanges & Clearing, Ltd.	4,296,667
81,868	Investec plc	580,341
65,900	Japan Exchange Group, Inc.	1,223,977
27,246	Julius Baer Group, Ltd.	1,601,272
37,988	London Stock Exchange Group plc	2,237,716
39,364	Macquarie Group, Ltd.	3,617,240
424,500	Nomura Holdings, Inc.	2,055,216
2,156	Partners Group Holding AG	1,582,085
200,158	Quilter plc*	382,747
24,390	SBI Holdings, Inc.	626,826
15,596	Schroders plc	649,694
94,500	Singapore Exchange, Ltd.	496,507
472,583	UBS Group AG	7,273,662

		42,091,891

Chemicals (3.6%):
52,130	Air Liquide SA	6,546,227
16,500	Air Water, Inc.	302,556
30,665	AkzoNobel NV	2,612,772
8,525	Arkema SA	1,007,223
153,700	Asahi Kasei Corp.	1,951,133
112,700	BASF SE	10,772,710
12,328	Christian Hansen Holding A/S	1,137,582
24,423	Clariant AG	585,049
23,590	Covestro AG	2,103,271
15,955	Croda International plc	1,010,644
37,400	Daicel Chemical Industries, Ltd.	413,387
1,002	EMS-Chemie Holding AG	643,479
19,549	Evonik Industries AG	669,168
4,367	Frutarom Industries, Ltd.	429,796
8,204	Fuchs Petrolub AG	404,318
1,124	Givaudan SA, Registered Shares	2,548,663
11,300	Hitachi Chemical Co., Ltd.	227,670
203,908	Incitec Pivot, Ltd.	549,867
75,847	Israel Chemicals, Ltd.	347,970
24,687	Johnson Matthey plc	1,177,222
26,100	JSR Corp.	443,087
23,056	K+S AG, Registered Shares^	568,951
30,000	Kaneka Corp.	268,632
21,700	Kansai Paint Co., Ltd.	450,024

Continued

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
22,086	Koninklijke DSM NV	$2,217,537
39,200	Kuraray Co., Ltd.	539,268
11,649	Lanxess AG	907,740
23,018	Linde AG	5,492,410
157,000	Mitsubishi Chemical Holdings Corp.	1,312,405
22,800	Mitsubishi Gas Chemical Co., Inc.	515,782
22,900	Mitsui Chemicals, Inc.	607,977
19,600	Nippon Paint Holdings Co., Ltd.	842,444
13,800	Nissan Chemical Industries, Ltd.	643,021
19,900	Nitto Denko Corp.	1,503,662
27,529	Novozymes A/S, Class B	1,394,030
45,774	Orica, Ltd.	602,371
45,000	Shin-Etsu Chemical Co., Ltd.	3,992,484
15,600	Sika AG	2,150,653
8,720	Solvay SA	1,097,647
188,000	Sumitomo Chemical Co., Ltd.	1,064,112
14,995	Symrise AG	1,314,413
18,300	Taiyo Nippon Sanso Corp.	262,053
25,200	Teijin, Ltd.	461,845
178,400	Toray Industries, Inc.	1,404,534
34,300	Tosoh Corp.	530,868
25,304	Umicore SA	1,445,249
22,846	Yara International ASA	946,142

		68,420,048

Commercial Services & Supplies (0.5%):
33,762	Babcock International Group plc	364,032
193,689	Brambles, Ltd.	1,274,437
34,000	Dai Nippon Printing Co., Ltd.	760,096
27,464	Edenred	866,672
189,889	G4S plc	669,778
20,973	ISS A/S	720,365
13,800	Park24 Co., Ltd.	375,618
25,600	SECOM Co., Ltd.	1,963,821
37,221	Securitas AB, Class B	612,304
3,751	Societe BIC SA^	347,655
9,500	Sohgo Security Services Co., Ltd.	447,265
61,000	Toppan Printing Co., Ltd.	477,556

		8,879,599

Communications Equipment (0.5%):
690,573	Nokia OYJ	3,961,288
374,027	Telefonaktiebolaget LM Ericsson, Class B	2,879,712

		6,841,000

Construction & Engineering (0.8%):
31,231	ACS Actividades de Construccion y Servicios SA^	1,263,192
27,320	Bouygues SA	1,176,003
11,842	Cimic Group, Ltd.	370,377
9,614	Eiffage SA	1,045,006
61,892	Ferrovial SA	1,268,724
2,435	Hochtief AG	439,923
23,600	JGC Corp.	474,984
112,000	Kajima Corp.	866,558
83,300	Obayashi Corp.	866,074
67,700	Shimizu Corp.	700,512
40,197	Skanska AB, Class B	730,140

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
26,200	TAISEI Corp.	$1,443,716
61,754	Vinci SA	5,930,690

		16,575,899

Construction Materials (0.5%):
151,866	Boral, Ltd.	732,708
104,598	CRH plc	3,696,349
116,627	Fletcher Building, Ltd.	548,443
17,913	HeidelbergCement AG	1,507,775
4,174	Imerys SA	336,268
53,069	James Hardie Industries SE	893,092
59,539	LafargeHolcim, Ltd., Registered Shares	2,904,259
14,000	Taiheiyo Cement Corp.	460,217

		11,079,111

Consumer Finance (0.0%):
53,700	ACOM Co., Ltd.	206,303
13,000	Aeon Credit Service Co., Ltd.	276,030
21,100	Credit Saison Co., Ltd.	331,714

		814,047

Containers & Packaging (0.2%):
140,990	Amcor, Ltd.	1,505,600
27,630	Smurfit Kappa Group plc	1,111,676
23,200	Toyo Seikan Kaisha, Ltd.	407,200

		3,024,476

Distributors (0.0%):
13,588	Jardine Cycle & Carriage, Ltd.	316,771

Diversified Consumer Services (0.0%):
9,400	Benesse Holdings, Inc.	333,297

Diversified Financial Services (0.6%):
339,548	AMP, Ltd.	893,683
5,200	Century Tokyo Leasing Corp.	294,556
69,162	Challenger, Ltd.	607,965
5,337	Eurazeo Se	404,339
12,905	EXOR NV	868,108
10,102	Groupe Bruxelles Lambert SA	1,064,406
22,562	Industrivarden AB, Class C	437,069
55,450	Investor AB, Class B	2,256,502
28,149	Kinnevik AB	963,419
10,702	L E Lundbergforetagen AB	328,609
52,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	321,062
161,200	ORIX Corp.	2,546,264
4,243	Pargesa Holding SA	360,024
3,280	Wendel	451,358

		11,797,364

Diversified Telecommunication Services (2.2%):
17,673	Belgacom SA	398,583
272,655	Bezeq Israeli Telecommunication Corp., Ltd. (The)	307,374
1,026,264	BT Group plc	2,952,352
411,504	Deutsche Telekom AG, Registered Shares	6,385,746
17,594	Elisa OYJ	814,691
242,872	France Telecom SA	4,062,342
488,525	HKT Trust & HKT, Ltd.	622,932
3,341	Iliad SA	527,485
409,316	Koninklijke (Royal) KPN NV	1,112,531

Continued

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
84,252	Nippon Telegraph & Telephone Corp.	$3,828,879
471,000	PCCW, Ltd.	265,043
993,900	Singapore Telecommunications, Ltd.	2,244,193
3,090	Swisscom AG, Registered Shares	1,381,918
232,354	Telecom Corp. of New Zealand, Ltd.	586,386
724,011	Telecom Italia SpA	471,752
1,407,788	Telecom Italia SpA*	1,044,632
104,821	Telefonica Deutschland Holding AG	413,083
568,871	Telefonica SA	4,848,354
91,392	Telenor ASA	1,873,923
345,906	Telia Co AB	1,581,052
526,157	Telstra Corp., Ltd.	1,019,144
45,014	TPG Telecom, Ltd.^	172,132

		36,914,527

Electric Utilities (1.8%):
193,004	AusNet Services	230,021
74,400	Chubu Electric Power Co., Inc.	1,115,291
32,100	Chugoku Electric Power Co., Inc. (The)	414,913
78,570	CK Infrastructure Holdings, Ltd.	581,595
200,000	CLP Holdings, Ltd.	2,145,869
297,895	EDP - Energias de Portugal SA	1,181,301
74,095	Electricite de France	1,015,599
40,412	Endesa SA^	890,600
990,136	Enel SpA	5,485,041
52,390	Fortum OYJ	1,249,533
368,000	HK Electric Investments, Ltd.^	350,720
174,000	Hongkong Electric Holdings, Ltd.	1,216,376
707,220	Iberdrola SA	5,462,333
88,700	Kansai Electric Power Co., Inc. (The)	1,291,950
51,300	Kyushu Electric Power Co., Inc.	573,663
23,504	Orsted A/S	1,424,061
52,696	Red Electrica Corporacion SA^	1,072,041
123,725	Scottish & Southern Energy plc	2,210,087
175,152	Terna SpA	945,050
53,700	Tohoku Electric Power Co., Inc.	655,823
179,400	Tokyo Electric Power Co., Inc. (The)*	835,093

		30,346,960

Electrical Equipment (1.3%):
228,149	ABB, Ltd.	4,980,375
67,000	Fuji Electric Holdings Co., Ltd.	509,457
32,098	Legrand SA	2,350,800
5,400	Mabuchi Motor Co., Ltd.	256,573
588,117	Melrose Industries plc	1,650,080
223,800	Mitsubishi Electric Corp.	2,973,995
27,400	Nidec Corp.	4,105,675
13,146	OSRAM Licht AG	536,902
24,175	Prysmian SpA	600,630
65,878	Schneider Electric SA	5,479,197
28,762	Siemens Gamesa Renewable Energy^	384,752
26,020	Vestas Wind Systems A/S	1,608,800

		25,437,236

Electronic Equipment, Instruments & Components (1.5%):
26,300	ALPS Electric Co., Ltd.	674,675
17,500	Hamamatsu Photonics K.K.	750,461

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
32,734	Hexagon AB, Class B	$1,823,768
3,914	Hirose Electric Co., Ltd.	484,722
7,800	Hitachi High-Technologies Corp.	317,845
588,100	Hitachi, Ltd.	4,143,172
6,865	Ingenico Group	616,057
11,840	Keyence Corp.	6,678,505
39,100	Kyocera Corp.	2,197,232
22,100	Murata Manufacturing Co., Ltd.	3,710,666
9,000	Nippon Electric Glass Co., Ltd.	249,882
23,100	Omron Corp.	1,074,253
27,200	Shimadzu Corp.	820,194
16,200	TDK Corp.	1,652,126
33,500	Venture Corp., Ltd.	436,704
30,800	Yaskawa Electric Corp.	1,086,122
26,600	Yokogawa Electric Corp.	472,572

		27,188,956

Energy Equipment & Services (0.1%):
79,478	John Wood Group plc	655,850
57,915	Tenaris SA	1,056,060

		1,711,910

Equity Real Estate Investment Trusts (1.5%):
297,482	Ascendas Real Estate Investment Trust	577,401
112,428	British Land Co. plc	997,039
277,018	CapitaLand Commercial Trust	337,083
288,500	CapitaMall Trust	437,793
180	Daiwahouse Residential Investment Corp.	427,173
123,857	Dexus Property Group	892,916
3,975	Fonciere des Regions SA	413,350
5,867	Gecina SA	980,942
222,060	GPT Group(a)	834,281
97,888	Hammerson plc	673,184
4,198	ICADE	393,505
110	Japan Prime Realty Investment Corp.	399,796
166	Japan Real Estate Investment Corp.	878,413
311	Japan Retail Fund Investment Corp.	561,111
26,817	Klepierre	1,008,620
90,248	Land Securities Group plc	1,135,868
266,000	Link REIT (The)	2,418,409
198,740	Macquarie Goodman Group	1,418,327
470,481	Mirvac Group	757,459
164	Nippon Building Fund, Inc.	946,225
208	Nippon Prologis REIT, Inc.	431,586
496	Nomura Real Estate Master Fund, Inc.	700,569
648,168	Scentre Group	2,111,250
127,104	SERGO plc	1,122,489
298,358	Stockland Trust Group	879,159
327,800	Suntec REIT	416,960
12,155	Unibail-Rodamco-Westfield	2,676,177
91,509	Unibail-Rodamco-Westfield*	993,275
367	United Urban Investment Corp.	570,378
428,169	Vicinity Centres	821,438

		27,212,176

Continued

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.5%):
74,500	Aeon Co., Ltd.	$1,593,197
69,391	Carrefour SA^	1,119,740
6,499	Casino Guichard-Perrachon SA^	251,875
7,927	Colruyt SA	452,035
41,500	Dairy Farm International Holdings, Ltd.	364,928
9,000	FamilyMart Co., Ltd.	946,598
10,881	ICA Gruppen AB^	333,628
221,264	J Sainsbury plc	937,452
32,776	Jeronimo Martins SGPS SA	471,573
155,982	Koninklijke Ahold Delhaize NV	3,731,435
6,600	LAWSON, Inc.	412,302
22,671	METRO AG^	280,106
91,700	Seven & I Holdings Co., Ltd.	3,997,488
8,500	Sundrug Co., Ltd.	343,745
1,184,388	Tesco plc	4,010,812
4,200	Tsuruha Holdings, Inc.	525,913
138,031	Wesfarmers, Ltd.	5,061,198
272,382	William Morrison Supermarkets plc	904,741
158,837	Woolworths, Ltd.	3,597,251

		29,336,017

Food Products (3.0%):
89,706	A2 Milk Co., Ltd.*	694,577
56,100	Ajinomoto Co., Inc.	1,059,518
42,480	Associated British Foods plc	1,531,343
270	Barry Callebaut AG, Registered Shares	485,035
8,800	Calbee, Inc.	330,898
14	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1,065,509
73,486	Danone SA	5,386,591
731,782	Golden Agri-Resources, Ltd.	163,686
19,301	Kerry Group plc, Class A	2,015,702
18,300	Kikkoman Corp.	922,175
129	Lindt & Spruengli AG	836,986
49,724	Marine Harvest	990,465
14,852	Meiji Holdings Co., Ltd.	1,251,910
381,634	Nestle SA, Registered Shares	29,556,815
11,500	Nippon Meat Packers, Inc.	464,510
23,345	Nisshin Seifun Group, Inc.	493,780
6,600	Nissin Foods Holdings Co., Ltd.	477,135
98,786	Orkla ASA, Class A	865,381
11,700	Toyo Suisan Kaisha, Ltd.	416,569
1,106,388	WH Group, Ltd.	894,536
251,500	Wilmar International, Ltd.	564,084
13,000	Yakult Honsha Co., Ltd.	868,006
18,000	Yamazaki Baking Co., Ltd.	470,217

		51,805,428

Gas Utilities (0.4%):
138,653	APA Group	1,009,901
41,856	Gas Natural SDG SA	1,107,423
1,116,525	Hong Kong & China Gas Co., Ltd.	2,130,674
46,000	Osaka Gas Co., Ltd.	951,789
10,600	Toho Gas Co., Ltd.	366,779
47,900	Tokyo Gas Co., Ltd.	1,271,243

		6,837,809

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.3%):
5,476	bioMerieux	$491,066
7,060	Cochlear, Ltd.	1,049,464
14,462	Coloplast A/S, Class B	1,444,702
158,619	Convatec Group plc	444,179
11,400	Cyberdyne, Inc.*	133,212
25,282	Essilor International SA Compagnie Generale d’Optique	3,566,805
65,199	Fisher & Paykel Healthcare Corp., Ltd.	656,977
47,000	HOYA Corp.	2,669,657
34,400	Olympus Co., Ltd.	1,285,076
4,362	Sartorius AG	651,579
19,208	Siemens Healthineers AG*	792,805
106,478	Smith & Nephew plc	1,957,772
6,503	Sonova Holding AG, Registered Shares	1,167,076
1,291	Straumann Holding AG, Registered Shares	983,163
20,500	Sysmex Corp.	1,911,696
37,300	Terumo Corp.	2,131,184
14,502	William Demant Holding A/S*	583,308

		21,919,721

Health Care Providers & Services (0.7%):
46,897	Al Noor Hospitals Group plc	325,694
24,800	Alfresa Holdings Corp.	582,433
26,243	Fresenius Medical Care AG & Co., KGaA	2,648,846
50,637	Fresenius SE & Co. KGaA	4,065,639
227,520	Healthscope, Ltd.	372,044
20,100	Medipal Holdings Corp.	403,858
12,751	NMC Health plc	601,618
17,336	Ramsay Health Care, Ltd.	693,576
44,167	Ryman Healthcare, Ltd.	357,842
47,400	Sonic Healthcare, Ltd.	861,959
8,570	Suzuken Co., Ltd.	362,627

		11,276,136

Health Care Technology (0.1%):
24,900	M3, Inc.	991,299

Hotels, Restaurants & Leisure (1.6%):
22,604	Accor SA	1,107,186
70,472	Aristocrat Leisure, Ltd.	1,608,842
21,787	Carnival plc	1,246,035
192,723	Compass Group plc	4,105,050
42,677	Crown, Ltd.	427,316
8,337	Domino’s Pizza Enterprises, Ltd.^	321,930
6,425	Flight Centre, Ltd.	302,434
288,000	Galaxy Entertainment Group, Ltd.	2,210,609
755,757	Genting Singapore, Ltd.	678,995
69,561	GVC Holdings plc	963,700
22,316	Intercontinental Hotels Group plc	1,388,049
9,029	McDonald’s Holdings Co., Ltd.^	460,388
30,267	Melco Resorts & Entertainment, Ltd., ADR	847,476
82,237	Merlin Entertainments plc	419,514
135,473	MGM China Holdings, Ltd.	313,716
24,500	Oriental Land Co., Ltd.	2,567,684
10,308	Paddy Power plc	1,155,903
294,332	Sands China, Ltd.	1,568,451
169,333	Shangri-La Asia, Ltd.	316,932

Continued

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
220,987	SJM Holdings, Ltd.	$274,586
11,286	Sodexo SA^	1,127,436
226,584	Tabcorp Holdings, Ltd.	749,833
55,118	TUI AG	1,208,805
21,731	Whitbread plc	1,135,008
191,600	Wynn Macau, Ltd.	615,287

		27,121,165

Household Durables (1.3%):
126,196	Barratt Developments plc	857,979
16,009	Berkeley Group Holdings plc (The)	799,395
24,800	Casio Computer Co., Ltd.	403,052
31,179	Electrolux AB, Series B, B Shares	709,792
49,568	Husqvarna AB, Class B	469,529
16,200	Iida Group Holdings Co., Ltd.	312,212
41,300	Nikon Corp.	655,367
268,800	Panasonic Corp.	3,611,922
37,977	Persimmon plc	1,268,965
3,700	Rinnai Corp.	325,713
2,674	SEB SA	466,242
47,200	Sekisui Chemical Co., Ltd.	803,734
71,500	Sekisui House, Ltd.	1,264,335
19,900	Sharp Corp.^	483,643
154,000	Sony Corp.	7,902,197
390,409	Taylor Wimpey plc	921,384
176,500	Techtronic Industries Co., Ltd.	980,080

		22,235,541

Household Products (0.7%):
73,784	Essity AB, Class B	1,820,518
13,065	Henkel AG & Co. KGaA	1,453,490
29,300	Lion Corp.^	537,171
81,369	Reckitt Benckiser Group plc	6,687,729
49,700	Unicharm Corp.	1,495,721

		11,994,629

Independent Power & Renewable Electricity Producers (0.0%):
19,600	Electric Power Development Co., Ltd.	505,841
168,699	Meridian Energy, Ltd.	356,222
23,752	Uniper SE	708,027

		1,570,090

Industrial Conglomerates (1.9%):
335,744	CK Hutchison Holdings, Ltd.	3,543,515
10,765	DCC plc	979,087
27,300	Jardine Matheson Holdings, Ltd.	1,720,421
27,600	Jardine Strategic Holdings, Ltd.	1,005,498
10,900	Keihan Electric Railway Co., Ltd.	391,032
171,300	Keppel Corp., Ltd.	901,266
114,544	Koninklijke Philips Electronics NV	4,854,708
168,834	NWS Holdings, Ltd.	291,689
24,400	Seibu Holdings, Inc.	411,208
137,200	SembCorp Industries, Ltd.	276,251
93,809	Siemens AG, Registered Shares	12,395,782
49,896	Smiths Group plc	1,117,568
793,000	Toshiba Corp.*^	2,381,016

		30,269,041

Shares		Fair Value
Common Stocks, continued
Insurance (5.2%):
23,585	Admiral Group plc	$593,130
220,145	AEGON NV	1,315,433
23,494	Ageas NV	1,184,496
1,480,600	AIA Group, Ltd.	12,818,229
54,307	Allianz SE, Registered Shares+	11,221,007
143,640	Assicurazioni Generali SpA	2,404,981
488,324	Aviva plc	3,246,640
236,319	AXA SA	5,789,168
6,191	Baloise Holding AG, Registered Shares	900,715
23,730	CNP Assurances SA	539,170
131,300	Dai-ichi Life Insurance Co., Ltd.	2,335,787
165,692	Direct Line Insurance Group plc	749,379
22,933	Gjensidige Forsikring ASA	375,713
7,419	Hannover Rueck SE	924,901
288,217	Insurance Australia Group, Ltd.	1,825,662
191,700	Japan Post Holdings Co., Ltd.	2,099,040
725,337	Legal & General Group plc	2,545,089
124,272	MAPFRE SA	373,940
334,223	Medibank Private, Ltd.	723,479
57,811	MS&AD Insurance Group Holdings, Inc.	1,795,939
18,873	Muenchener Rueckversicherungs-Gesellschaft AG	3,999,297
40,725	NKSJ Holdings, Inc.	1,645,452
36,738	NN Group NV	1,490,550
100	Old Mutual, Ltd.	198
64,066	Poste Italiane SpA	534,852
318,374	Prudential plc	7,273,079
162,166	QBE Insurance Group, Ltd.	1,172,290
122,220	RSA Insurance Group plc	1,095,446
54,422	Sampo OYJ, Class A	2,653,621
21,034	SCOR SA	780,196
19,400	Sony Financial Holdings, Inc.	369,459
66,324	St. James Place plc	1,003,868
333,419	Standard Life plc	1,432,564
163,923	Suncorp-Metway, Ltd.	1,774,539
4,216	Swiss Life Holding AG, Registered Shares	1,466,988
38,287	Swiss Re AG	3,309,646
68,236	T&D Holdings, Inc.	1,022,469
82,000	Tokio Marine Holdings, Inc.	3,840,196
15,770	Tryg A/S	370,113
18,424	Zurich Insurance Group AG	5,467,307

		94,464,028

Internet & Direct Marketing Retail (0.1%):
110,400	Rakuten, Inc.	745,560
24,800	Start Today Co., Ltd.	897,954
13,258	Zalando SE*	740,439

		2,383,953

Internet Software & Services (0.2%):
118,034	Auto Trader Group plc	663,217
11,279	Delivery Hero AG*	600,221
14,900	DeNA Co., Ltd.	279,249
16,000	Kakaku.com, Inc.	360,642
14,595	United Internet AG, Registered Shares	835,614
179,600	Yahoo! Japan Corp.^	594,861

		3,333,804

Continued

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (0.7%):
53,421	Amadeus IT Holding SA	$4,208,776
11,527	Atos Origin SA	1,570,641
19,541	Capgemini SA	2,622,820
54,245	Computershare, Ltd.	742,307
247,000	Fujitsu, Ltd.	1,496,262
13,846	Nomura Research Institute, Ltd.	670,315
77,000	NTT Data Corp.	885,785
7,600	OBIC Co., Ltd.	628,392
13,400	Otsuka Corp.	524,989
14,712	Wirecard AG	2,367,978

		15,718,265

Leisure Products (0.2%):
24,200	Namco Bandai Holdings, Inc.	997,299
6,300	Sankyo Co., Ltd.	246,464
23,800	Sega Sammy Holdings, Inc.	407,570
8,500	Shimano, Inc.	1,247,196
16,900	Yamaha Corp.	876,850

		3,775,379

Life Sciences Tools & Services (0.2%):
1,385	Eurofins Scientific SE^	769,285
9,066	Lonza Group AG, Registered Shares	2,409,271
28,786	Qiagen NV*	1,047,991

		4,226,547

Machinery (2.6%):
36,984	Alfa Laval AB	875,144
19,946	Alstom SA	915,943
44,900	AMADA Co., Ltd.	430,876
9,566	Andritz AG	507,568
81,749	Atlas Copco AB, Class A	2,370,172
49,083	Atlas Copco AB, Class B	1,284,043
128,114	CNH Industrial NV	1,357,258
11,300	Daifuku Co., Ltd.	494,048
81,749	Epiroc AB, Class A*	858,137
49,083	Epiroc AB, Class B*	449,508
23,600	FANUC Corp.	4,679,741
21,387	GEA Group AG	720,843
29,600	Hino Motors, Ltd.	315,206
12,300	Hitachi Construction Machinery Co., Ltd.	398,871
7,000	Hoshizaki Electric Co., Ltd.	707,663
18,100	IHI Corp.	629,820
29,900	JTEKT Corp.	406,107
17,100	Kawasaki Heavy Industries, Ltd.	501,619
8,541	Kion Group AG	613,685
112,400	Komatsu, Ltd.	3,199,650
41,174	Kone OYJ, Class B	2,096,532
121,100	Kubota Corp.	1,901,929
10,400	Kurita Water Industries, Ltd.	296,347
28,400	Makita Corp.	1,270,530
4,681	MAN AG	529,669
13,068	Metso Corp. OYJ	437,367
46,800	Minebea Co., Ltd.	788,654
38,900	Mitsubishi Heavy Industries, Ltd.	1,414,282
15,200	Nabtesco Corp.	466,893
30,200	NGK Insulators, Ltd.	537,167

Shares		Fair Value
Common Stocks, continued
Machinery, continued
50,700	NSK, Ltd.	$522,078
137,436	Sandvik AB	2,436,427
5,125	Schindler Holding AG	1,104,239
2,413	Schindler Holding AG, Registered Shares	508,231
46,385	SKF AB, Class B	862,388
7,000	SMC Corp.	2,562,208
13,500	Sumitomo Heavy Industries, Ltd.	454,311
15,100	THK Co., Ltd.	431,763
190,306	Volvo AB, Class B	3,032,322
53,665	Wartsila Corp. OYJ, Class B	1,053,290
27,770	Weir Group plc (The)	732,470
321,450	Yangzijiang Shipbuilding Holdings, Ltd.	212,678

		45,367,677

Marine (0.2%):
445	A.P. Moeller — Maersk A/S, Class A	527,200
782	A.P. Moeller — Maersk A/S, Class B	972,741
6,505	Kuehne & Nagel International AG, Registered Shares	977,487
13,700	Mitsui O.S.K. Lines, Ltd.	329,059
22,000	Nippon Yusen Kabushiki Kaisha	436,194

		3,242,681

Media (1.1%):
6,418	Axel Springer AG^	464,105
12,400	Cyberagent, Inc.	744,391
25,877	Dentsu, Inc.	1,225,130
23,455	Eutelsat Communications SA	485,716
30,100	Hakuhodo DY Holdings, Inc.	482,663
153,234	Informa plc	1,687,943
431,852	ITV plc	991,160
8,903	JCDecaux SA	297,557
98,012	Pearson plc	1,139,454
29,053	ProSiebenSat.1 Media AG	736,600
24,874	Publicis Groupe SA	1,709,159
6,156	REA Group, Ltd.	415,069
4,397	RTL Group	298,114
13,208	Schibsted ASA, Class B	372,788
44,292	SES Global, Class A	810,546
126,768	Singapore Press Holdings, Ltd.^	241,530
125,562	Sky plc	2,421,345
6,267	Telenet Group Holding NV*	292,088
15,100	Toho Co., Ltd.	505,968
126,063	Vivendi Universal SA	3,083,734
158,970	WPP plc	2,501,103

		20,906,163

Metals & Mining (3.1%):
293,204	Alumina, Ltd.	606,829
129,183	Anglo American plc^	2,868,326
50,760	Antofagasta plc	659,299
80,863	ArcelorMittal	2,361,251
257,119	BHP Billiton plc	5,752,781
394,540	BHP Billiton, Ltd.	9,884,233
69,825	BlueScope Steel, Ltd.	889,868
33,664	Boliden AB	1,089,689
187,428	Fortescue Metals Group, Ltd.	607,898
28,344	Fresnillo plc	427,238

Continued

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,415,087	Glencore International plc	$6,707,938
29,800	Hitachi Metals, Ltd.	309,099
63,600	JFE Holdings, Inc.	1,199,883
36,000	Kobe Steel, Ltd.	329,137
7,500	Maruichi Steel Tube, Ltd.	253,697
12,800	Mitsubishi Materials Corp.	351,007
95,566	Newcrest Mining, Ltd.	1,548,804
92,548	Nippon Steel Corp.	1,815,406
162,267	Norsk Hydro ASA	971,862
11,167	Randgold Resources, Ltd.	858,676
147,590	Rio Tinto plc	8,138,496
50,206	Rio Tinto, Ltd.	3,116,256
631,697	South32, Ltd.	1,700,926
28,500	Sumitomo Metal & Mining Co., Ltd.	1,086,061
53,870	ThyssenKrupp AG	1,310,544
14,170	Voestalpine AG	651,871

		55,497,075

Multiline Retail (0.3%):
15,100	Don Quijote Co., Ltd.	724,579
80,935	Harvey Norman Holdings, Ltd.^	198,657
44,800	Isetan Mitsukoshi Holdings, Ltd.	559,182
27,000	J. Front Retailing Co., Ltd.	409,963
206,470	Marks & Spencer Group plc	803,282
23,900	MARUI GROUP Co., Ltd.	503,052
18,198	Next plc	1,452,488
2,900	Ryohin Keikaku Co., Ltd.	1,020,142
35,000	Takashimaya Co., Ltd.	299,311

		5,970,656

Multi-Utilities (1.0%):
79,839	AGL Energy, Ltd.	1,330,423
681,724	Centrica plc	1,417,789
267,957	E.ON AG	2,862,402
222,350	Engie Group	3,402,543
18,217	Innogy Se^	780,245
412,129	National Grid plc	4,558,733
65,137	RWE AG	1,484,494
47,126	Suez Environnement Co.	610,986
65,629	Veolia Environnement SA	1,403,930

		17,851,545

Oil, Gas & Consumable Fuels (6.0%):
13,248	AKER BP ASA	488,120
2,442,553	BP plc	18,594,675
33,229	Caltex Australia, Ltd.	802,374
22,895	Enagas SA^	668,866
309,692	ENI SpA	5,749,611
60,935	Galp Energia SGPS SA	1,158,585
16,100	Idemitsu Kosan Co., Ltd.	573,181
125,500	INPEX Corp.	1,297,233
399,220	JX Holdings, Inc.	2,772,429
9,900	Koninklijke Vopak NV	456,950
22,716	Lundin Petroleum AB	723,211
15,800	Neste Oil OYJ	1,235,263
160,365	Oil Search, Ltd.	1,059,381
18,570	OMV AG	1,051,913

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
214,003	Origin Energy, Ltd.*	$1,595,899
162,235	Repsol SA	3,167,804
563,732	Royal Dutch Shell plc, Class A	19,532,236
459,297	Royal Dutch Shell plc, Class B	16,425,320
236,820	Santos, Ltd.*	1,103,642
25,100	Showa Shell Sekiyu K.K.	374,076
277,004	Snam SpA	1,153,866
144,270	Statoil ASA	3,819,833
295,441	Total SA	17,964,715
113,953	Woodside Petroleum, Ltd.	2,998,209

		104,767,392

Paper & Forest Products (0.3%):
44,707	Mondi plc	1,204,058
108,000	OYI Paper Co., Ltd.	669,198
67,076	Stora Enso OYJ, Registered Shares	1,310,336
64,963	UPM-Kymmene OYJ	2,319,510

		5,503,102

Personal Products (2.1%):
12,539	Beiersdorf AG	1,423,792
60,300	Kao Corp.	4,596,521
6,000	Kobayashi Pharmaceutical Co., Ltd.	517,982
3,600	KOSE Corp.	774,403
31,048	L’Oreal SA	7,659,729
10,700	POLA ORBIS HOLDINGS, Inc.	470,263
46,300	Shiseido Co., Ltd.	3,673,872
189,244	Unilever NV	10,548,473
151,606	Unilever plc	8,384,824

		38,049,859

Pharmaceuticals (7.4%):
241,000	Astellas Pharma, Inc.	3,672,043
155,365	AstraZeneca plc	10,754,724
110,246	Bayer AG, Registered Shares	12,145,543
26,900	Chugai Pharmaceutical Co., Ltd.	1,409,166
69,100	Daiichi Sankyo Co., Ltd.	2,643,652
17,600	Dainippon Sumitomo Pharma Co., Ltd.	372,291
30,900	Eisai Co., Ltd.	2,172,704
608,007	GlaxoSmithKline plc	12,264,741
7,816	H. Lundbeck A/S	548,882
7,300	Hisamitsu Pharmaceutical Co., Inc.	615,435
4,528	Ipsen SA	709,627
31,100	Kyowa Hakko Kogyo Co., Ltd.	626,012
15,624	Merck KGaA	1,525,307
31,000	Mitsubishi Tanabe Pharma Corp.	535,362
272,761	Novartis AG, Registered Shares	20,668,506
216,597	Novo Nordisk A/S, Class B	10,005,779
48,300	Ono Pharmaceutical Co., Ltd.	1,131,243
14,355	Orion OYJ, Class B	386,122
47,500	Otsuka Holdings Co., Ltd.	2,300,556
14,165	Recordati SpA	562,022
86,153	Roche Holding AG	19,178,098
138,394	Sanofi-Aventis SA	11,080,656
44,400	Santen Pharmaceutical Co., Ltd.	772,983
34,300	Shionogi & Co., Ltd.	1,760,460
4,400	Taisho Pharmaceutical Holdings Co., Ltd.	514,217

Continued

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
86,700	Takeda Pharmacuetical Co., Ltd.	$3,661,872
118,461	Teva Pharmaceutical Industries, Ltd., ADR	2,880,972
16,519	UCB SA	1,294,835
5,935	Vifor Pharma AG	947,361

		127,141,171

Professional Services (1.1%):
19,794	Adecco SA, Registered Shares	1,169,869
31,529	Bureau Veritas SA	840,670
112,487	Experian plc	2,781,371
20,137	Intertek Group plc	1,518,378
23,500	Persol Holdings Co., Ltd.	523,707
15,274	Randstad Holding NV	896,344
134,200	Recruit Holdings Co., Ltd.	3,708,600
129,493	Reed Elsevier plc	2,771,735
117,595	RELX NV	2,503,047
39,701	Seek, Ltd.	643,556
665	SGS SA, Registered Shares	1,772,339
7,034	Teleperformance	1,242,298
35,343	Wolters Kluwer NV	1,989,242

		22,361,156

Real Estate Management & Development (2.1%):
15,060	AEON Mall Co., Ltd.	270,261
5,827	Azrieli Group	289,840
74,028	BGP Holdings plc*(b)	86
315,100	CapitaLand, Ltd.	729,653
47,400	City Developments, Ltd.	381,230
315,244	CK Asset Holdings, Ltd.	2,490,873
9,000	Daito Trust Construction Co., Ltd.	1,462,823
68,900	Daiwa House Industry Co., Ltd.	2,346,261
42,667	Deutsche Wohnen AG	2,060,536
124,000	Hang Lung Group, Ltd.	347,076
235,000	Hang Lung Properties, Ltd.	482,652
170,597	Henderson Land Development Co., Ltd.	897,926
142,100	Hongkong Land Holdings, Ltd.	1,023,120
32,500	Hulic Co., Ltd.	346,063
73,000	Hysan Development Co., Ltd.	406,270
75,775	Kerry Properties, Ltd.	362,030
73,375	Lend Lease Group	1,079,083
145,000	Mitsubishi Estate Co., Ltd.	2,533,230
108,600	Mitsui Fudosan Co., Ltd.	2,618,128
732,623	New World Development Co., Ltd.	1,023,855
16,100	Nomura Real Estate Holdings, Inc.	356,938
388,601	Sino Land Co., Ltd.	630,291
43,000	Sumitomo Realty & Development Co., Ltd.	1,583,032
195,000	Sun Hung Kai Properties, Ltd.	2,925,778
57,964	Swire Pacific, Ltd., Class A	612,460
131,400	Swire Properties, Ltd.	485,653
8,817	Swiss Prime Site AG	811,406
24,000	Tokyo Tatemono Co., Ltd.	329,256
59,600	Tokyu Fudosan Holdings Corp.	419,605
66,296	UOL Group, Ltd.	369,840
59,055	Vonovia SE	2,809,639
164,300	Wharf Holdings, Ltd. (The)	526,281
150,300	Wharf Real Estate Investment Co., Ltd.	1,067,345

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
95,897	Wheelock & Co., Ltd.	$666,583

		34,745,103

Road & Rail (1.2%):
255,233	Aurizon Holdings, Ltd.	820,434
17,700	Central Japan Railway Co.	3,670,344
292,200	ComfortDelGro Corp., Ltd.	503,358
22,490	DSV A/S	1,815,531
37,813	East Japan Railway Co.	3,621,954
30,300	Hankyu Hanshin Holdings, Inc.	1,217,942
26,800	Keihin Electric Express Railway Co., Ltd.	439,246
14,000	Keio Corp.	677,007
15,700	Keisei Electric Railway Co., Ltd.	538,748
22,000	Kintetsu Corp.	897,658
18,800	Kyushu Railway Co.	575,216
174,994	MTR Corp., Ltd.	964,197
21,400	Nagoya Railroad Co., Ltd.	552,474
9,500	Nippon Express Co., Ltd.	688,789
36,900	Odakyu Electric Railway Co., Ltd.	791,780
24,800	Tobu Railway Co., Ltd.	758,538
64,200	Tokyu Corp.	1,105,571
20,400	West Japan Railway Co.	1,502,828

		21,141,615

Semiconductors & Semiconductor Equipment (1.4%):
35,900	ASM Pacific Technology, Ltd.	450,829
50,264	ASML Holding NV	9,912,319
3,400	Disco Corp.	579,012
138,319	Infineon Technologies AG	3,524,539
42,140	NXP Semiconductors NV*	4,604,638
96,600	Renesas Electronics Corp.*	945,298
11,300	ROHM Co., Ltd.	946,450
83,744	STMicroelectronics NV	1,860,637
27,200	SUMCO Corp.	547,810
19,100	Tokyo Electron, Ltd.	3,270,588

		26,642,120

Software (1.7%):
15,918	Check Point Software Technologies, Ltd.*	1,554,870
15,599	Dassault Systemes SA	2,182,671
12,400	Konami Corp.	630,403
8,800	Line Corp.*	361,935
51,306	Micro Focus International plc	891,995
50,000	Nexon Co., Ltd.*	725,341
7,396	NICE Systems, Ltd.*	768,165
13,800	Nintendo Co., Ltd.	4,504,429
5,100	Oracle Corp.	415,839
134,847	Sage Group plc	1,113,426
120,518	SAP AG	13,921,962
7,385	Temenos Group AG	1,117,219
14,300	Trend Micro, Inc.	814,507
9,595	UbiSoft Entertainment SA*	1,049,730

		30,052,492

Specialty Retail (0.9%):
3,400	ABC-Mart, Inc.	185,905
4,197	Dufry AG, Registered Shares	535,185
7,200	Fast Retailing Co., Ltd.	3,302,631

Continued

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
107,470	Hennes & Mauritz AB, Class B^	$1,600,221
2,900	Hikari Tsushin, Inc.	509,305
132,795	Industria de Diseno Textil SA	4,530,910
254,638	Kingfisher plc	997,595
10,000	Nitori Co., Ltd.	1,560,046
2,400	Shimamura Co., Ltd.	211,264
28,900	USS Co., Ltd.	549,445
69,100	Yamada Denki Co., Ltd.	342,666

		14,325,173

Technology Hardware, Storage & Peripherals (0.5%):
29,000	Brother Industries, Ltd.	571,935
122,700	Canon, Inc.^	4,019,352
47,300	Fujifilm Holdings Corp.	1,845,469
63,700	Konica Minolta Holdings, Inc.	589,905
33,100	NEC Corp.	907,875
85,200	Ricoh Co., Ltd.	780,029
33,400	Seiko Epson Corp.	578,680

		9,293,245

Textiles, Apparel & Luxury Goods (2.2%):
23,325	Adidas AG	5,093,223
21,600	ASICS Corp.	364,709
51,287	Burberry Group plc	1,459,617
64,530	Compagnie Financiere Richemont SA	5,468,984
3,856	Hermes International SA	2,356,600
7,713	Hugo Boss AG	699,444
9,224	Kering	5,202,436
811,120	Li & Fung, Ltd.	296,140
20,664	Luxottica Group SpA	1,332,282
34,202	LVMH Moet Hennessy Louis Vuitton SA	11,368,470
21,940	Moncler SpA	997,933
14,130	Pandora A/S	987,670
1,017	Puma SE	593,764
3,708	Swatch Group AG (The), Class B	1,762,033
6,517	Swatch Group AG (The), Registered Shares	564,505
74,486	Yue Yuen Industrial Holdings, Ltd.	209,045

		38,756,855

Tobacco (1.3%):
281,261	British American Tobacco plc	14,202,144
116,149	Imperial Tobacco Group plc, Class A	4,324,040
133,900	Japan Tobacco, Inc.	3,740,944
22,378	Swedish Match AB, Class B	1,108,093

		23,375,221

Trading Companies & Distributors (1.3%):
16,275	AerCap Holdings NV*	881,291
60,775	Ashtead Group plc	1,809,925
19,087	Brenntag AG	1,063,014
40,893	Bunzl plc	1,238,126
28,840	Ferguson plc	2,339,756
173,300	ITOCHU Corp.	3,137,053
191,900	Marubeni Corp.	1,462,552
35,000	Misumi Group, Inc.	1,018,912
165,700	Mitsubishi Corp.	4,599,136
207,800	Mitsui & Co., Ltd.	3,462,450
36,905	Rexel SA	530,249

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
138,000	Sumitomo Corp.	$2,265,148
25,900	Toyota Tsushu Corp.	865,973
29,707	Travis Perkins plc	557,454

		25,231,039

Transportation Infrastructure (0.5%):
8,217	Aena SA	1,490,434
3,600	Aeroports de Paris	813,329
60,758	Atlantia SpA	1,793,798
121,970	Auckland International Airport, Ltd.	559,720
4,779	Fraport AG	460,824
57,631	Groupe Eurotunnel SA	790,069
5,100	Japan Airport Terminal Co., Ltd.	238,660
16,000	Kamigumi Co., Ltd.	331,733
96,400	SATS, Ltd.	353,024
139,052	Sydney Airport	736,354
270,467	Transurban Group	2,401,448

		9,969,393

Water Utilities (0.1%):
29,897	Severn Trent plc	780,191
80,876	United Utilities Group plc	814,239

		1,594,430

Wireless Telecommunication Services (1.4%):
7,009	Drillisch AG	398,842
220,500	KDDI Corp.	6,029,413
9,024	Millicom International Cellular SA, SDR	530,974
166,200	NTT DoCoMo, Inc.	4,233,468
100,500	SoftBank Group Corp.	7,212,338
41,756	Tele2 AB	490,591
3,281,746	Vodafone Group plc	7,950,775

		26,846,401

Total Common Stocks (Cost $1,404,963,514)		1,746,777,372

Preferred Stocks (0.5%):
Automobiles (0.3%):
6,667	Bayerische Motoren Werke AG (BMW), 5.89%	531,478
19,381	Porsche Automobil Holding SE, 3.23%	1,234,359
23,046	Volkswagen AG, 2.78%	3,826,594

		5,592,431

Household Products (0.2%):
21,689	Henkel AG & Co. KGaA, 1.63%	2,775,387

Total Preferred Stocks (Cost $6,572,192)		8,367,818

Rights (0.0%):
Banks (0.0%):
1,669,386	Intesa Sanpaolo SpA, Expires on 12/31/49*	—

Construction & Engineering (0.0%):
31,231	ACS Actividades de Construccion y Servicios SA, Expires on 7/09/18*	32,165

Oil, Gas & Consumable Fuels (0.0%):
162,235	Repsol SA, Expires on 7/09/18*^	92,088

Total Rights (Cost $—)		124,253

Continued

11

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.5%):
$26,675,067	AZL International Index Fund Securities Lending Collateral Account(c)	$26,675,067

Total Securities Held as Collateral for Securities on Loan (Cost $26,675,067)		26,675,067

Unaffiliated Investment Company (0.1%):
1,964,079	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(d)	1,964,079

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company, continued
Total Unaffiliated Investment Company (Cost $1,964,079)	$1,964,079

Total Investment Securities (Cost $1,440,174,852) — 100.0%(e)	1,783,908,589
Net other assets (liabilities) — 0.0%	59,913

Net Assets — 100.0%	$1,783,968,502

Percentages indicated are based on net assets as of June 30, 2018.

Amounts shown as “—“ are either $0 or rounds to less than $1.

ADR — American Depositary Receipt

SDR — Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $26,488,701.

+	Affiliated Securities

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.05% of the net assets of the Fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(d)	The rate represents the effective yield at June 30, 2018.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

12

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Australia	6.8%
Austria	0.2%
Belgium	1.1%
Bermuda	0.2%
China	— %^
Denmark	1.6%
Finland	1.0%
France	10.0%
Germany	9.4%
Hong Kong	3.3%
Ireland (Republic of)	0.9%
Isle of Man	0.1%
Israel	0.5%
Italy	2.2%
Japan	23.7%

Country	Percentage
Luxembourg	0.3%
Netherlands	4.2%
New Zealand	0.2%
Norway	0.7%
Portugal	0.2%
Singapore	1.2%
South Africa	— %^
Spain	3.0%
Sweden	2.5%
Switzerland	8.2%
United Arab Emirates	0.1%
United Kingdom	16.8%
United States	1.6%

100.0%

^	Represents less than 0.05%.

Futures Contracts

Cash of $1,194,679 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index September Futures (Australian Dollar)	9/20/18	26	$2,956,797	$27,849
DJ EURO STOXX 50 September Futures (Euro)	9/21/18	232	9,186,483	(159,250)
FTSE 100 Index September Futures (British Pounds)	9/21/18	58	5,817,526	(21,186)
SGX Nikkei 225 Index September Futures (Japanese Yen)	9/13/18	59	5,926,649	(57,932)

				$(210,519)

See accompanying notes to the financial statements.

13

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,432,533,656
Investments in affiliates, at cost	7,641,196

Total Investment securities, at cost	$1,440,174,852

Investments in non-affiliates, at value*	$1,772,687,582
Investments in affiliates, at value	11,221,007

Total Investment securities, at value	1,783,908,589
Segregated cash for collateral	1,194,679
Interest and dividends receivable	3,936,354
Foreign currency, at value (cost $17,248,182)	17,219,324
Receivable for investments sold	19,568
Receivable for variation margin on futures contracts	156,139
Reclaims receivable	5,565,878
Prepaid expenses	10,543

Total Assets	1,812,011,074

Liabilities:
Payable for investments purchased	12,406
Payable for capital shares redeemed	176,771
Payable for collateral received on loaned securities	26,675,067
Payable for variation margin on futures contracts	11,863
Manager fees payable	521,524
Administration fees payable	37,709
Distribution fees payable	347,300
Custodian fees payable	26,180
Administrative and compliance services fees payable	2,286
Transfer agent fees payable	1,178
Trustee fees payable	10,903
Other accrued liabilities	219,385

Total Liabilities	28,042,572

Net Assets	$1,783,968,502

Net Assets Consist of:
Capital	$1,365,126,528
Accumulated net investment income/(loss)	72,826,920
Accumulated net realized gains/(losses) from investment transactions	2,553,113
Net unrealized appreciation/(depreciation) on investments	343,461,941

Net Assets	$1,783,968,502

Class 1
Net Assets	$120,043,337
Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,026,525
Net Asset Value (offering and redemption price per share)	$11.97

Class 2
Net Assets	$1,663,925,165
Shares of beneficial interest (unlimited number of shares authorized, no par value)	98,920,240
Net Asset Value (offering and redemption price per share)	$16.82

*	Includes securities on loan of $26,488,701.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$42,375,960
Dividends from affiliates	517,999
Income from securities lending	475,817
Foreign withholding tax	(5,092,773)

Total Investment Income	38,277,003

Expenses:
Manager fees	3,343,460
Administration fees	303,276
Distribution fees - Class 2	2,228,675
Custodian fees	159,295
Administrative and compliance services fees	16,695
Transfer agent fees	7,220
Trustee fees	54,475
Professional fees	54,564
Shareholder reports	26,896
Licensing Fees	368,331
Other expenses	22,256

Total expenses	6,585,143

Net Investment Income/(Loss)	31,691,860

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	16,391,335
Net realized gains/(losses) on affiliated transactions	313,153
Net realized gains/(losses) on futures contracts	119,844
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(95,591,575)
Change in net unrealized appreciation/depreciation on affiliated transactions	(1,487,374)
Change in net unrealized appreciation/depreciation on futures contracts	(225,347)

Net Realized/Unrealized Gains/(Losses) on Investments	(80,479,964)

Change in Net Assets Resulting From Operations	$(48,788,104)

See accompanying notes to the financial statements.

14

AZL International Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$31,691,860	$42,062,104
Net realized gains/(losses) on investment transactions	16,824,332	22,133,434
Change in unrealized appreciation/depreciation on investments	(97,304,296)	347,613,875

Change in net assets resulting from operations	(48,788,104)	411,809,413

Distributions to Shareholders:
From net investment income:
Class 1	—	(1,715,781)
Class 2	—	(16,020,466)
From net realized gains:
Class 1	—	(1,426,418)
Class 2	—	(13,973,086)

Change in net assets resulting from distributions to shareholders	—	(33,135,751)

Capital Transactions:
Class 1
Proceeds from shares issued	101,489	364,282
Proceeds from dividends reinvested	—	3,142,199
Value of shares redeemed	(9,142,642)	(20,249,269)

Total Class 1 Shares	(9,041,153)	(16,742,788)

Class 2
Proceeds from shares issued	11,087,387	122,065,809
Proceeds from dividends reinvested	—	29,993,552
Value of shares redeemed	(164,063,102)	(247,926,849)

Total Class 2 Shares	(152,975,715)	(95,867,488)

Change in net assets resulting from capital transactions	(162,016,868)	(112,610,276)

Change in net assets	(210,804,972)	266,063,386
Net Assets:
Beginning of period	1,994,773,474	1,728,710,088

End of period	$1,783,968,502	$1,994,773,474

Accumulated net investment income/(loss)	$72,826,920	$41,135,060

Share Transactions:
Class 1
Shares issued	8,504	34,123
Dividends reinvested	—	267,649
Shares redeemed	(739,529)	(1,769,550)

Total Class 1 Shares	(731,025)	(1,467,778)

Class 2
Shares issued	643,435	7,560,049
Dividends reinvested	—	1,815,590
Shares redeemed	(9,411,801)	(15,536,341)

Total Class 2 Shares	(8,768,366)	(6,160,702)

Change in shares	(9,499,391)	(7,628,480)

See accompanying notes to the financial statements.

15

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$12.30		$10.07	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.32		0.37	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(0.65)		2.15	(0.05)

Total from Investment Activities	(0.33)		2.52	0.07

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	—
Net Realized Gains	—		(0.13)	—

Total Dividends	—		(0.29)	—

Net Asset Value, End of Period	$11.97		$12.30	$10.07

Total Return(a)	(2.68	)%(b)	25.12%	0.70	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$120,043		$132,265	$123,158
Net Investment Income/(Loss)(c)	3.59%		2.48%	1.19%
Expenses Before Reductions(c)(d)	0.46%		0.48%	0.40%
Expenses Net of Reductions(c)	0.46%		0.48%	0.40%
Portfolio Turnover Rate(e)	2%		8%	55	%(f)
Class 2
Net Asset Value, Beginning of Period	$17.30		$14.10	$14.42		$15.28	$16.57	$13.93

Investment Activities:
Net Investment Income/(Loss)	0.32		0.36	0.15		0.58	0.42	0.29
Net Realized and Unrealized Gains/(Losses) on Investments	(0.80)		3.12	(0.10)		(0.79)	(1.43)	2.65

Total from Investment Activities	(0.48)		3.48	0.05		(0.21)	(0.99)	2.94

Dividends to Shareholders From:
Net Investment Income	—		(0.15)	(0.37)		(0.65)	(0.30)	(0.30)
Net Realized Gains	—		(0.13)	—		—	—	—

Total Dividends	—		(0.28)	(0.37)		(0.65)	(0.30)	(0.30)

Net Asset Value, End of Period	$16.82		$17.30	$14.10		$14.42	$15.28	$16.57

Total Return(a)	(2.77	)%(b)	24.77%	0.37%		(1.39)%	(6.18)%	21.36%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,663,920		$1,862,508	$1,605,552		$576,330	$863,302	$808,196
Net Investment Income/(Loss)(c)	3.33%		2.21%	2.11%		2.16%	2.88%	2.23%
Expenses Before Reductions(c)(d)	0.71%		0.73%	0.71%		0.75%	0.75%	0.76%
Expenses Net of Reductions(c)	0.71%		0.73%	0.71%		0.74%	0.75%	0.76%
Portfolio Turnover Rate(e)	2%		8%	55	%(f)	13%	3%	2%

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(f)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 55%.

See accompanying notes to the financial statements.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $49 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $48,744 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions	$13,584,768	$13,090,299	$—	$—	$26,675,067

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any Rule such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $20.2 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$27,849	Payable for variation margin on futures contracts	$238,368

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$119,844	$(225,347)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL International Index Fund Class 1	0.35%	0.52%
AZL International Index Fund Class 2	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
Allianz SE, Registered Shares	$13,471,678	$—	$(1,076,450)	$313,153	$(1,487,374)	$11,221,007	54,307	$517,999

	$13,471,678	$—	$(1,076,450)	$313,153	$(1,487,374)	$11,221,007	54,307	$517,999

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $8,859 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

20

AZL International Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2		Level 3	Other^	Total
Common Stocks
Capital Markets	$382,747	$41,709,144		$—	$—	$42,091,891
Equity Real Estate Investment Trusts	993,275	26,218,901		—	—	27,212,176
Hotels, Restaurants & Leisure	847,476	26,273,689		—	—	27,121,165
Insurance	198	94,463,830		—	—	94,464,028
Pharmaceuticals	2,880,972	124,260,199		—	—	127,141,171
Real Estate Management & Development	1,023,120	33,721,897		86	—	34,745,103
Semiconductors & Semiconductor Equipment	4,604,638	22,037,482		—	—	26,642,120
Software	1,554,870	28,497,622		—	—	30,052,492
Trading Companies & Distributors	881,291	24,349,748		—	—	25,231,039
Other Common Stocks+	—	1,312,076,187		—	—	1,312,076,187
Preferred Stocks+	—	8,367,818		—	—	8,367,818
Rights	124,253	—	#	—	—	124,253
Securities Held as Collateral for Securities on Loan	—	—		—	26,675,067	26,675,067
Unaffiliated Investment Company	1,964,079	—		—	—	1,964,079

Total Investment Securities	15,256,919	1,741,976,517		86	26,675,067	1,783,908,589

Other Financial Instruments:*
Futures Contracts	(210,519)	—		—	—	(210,519)

Total Investments	$15,046,400	$1,741,976,517		$86	$26,675,067	$1,783,698,070

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$31,888,450	$175,439,378

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

21

AZL International Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $1,484,243,248. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$331,910,099
Unrealized (depreciation)	(32,244,758)

Net unrealized appreciation/(depreciation)	$299,665,341

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL International Index Fund	$17,736,247	$15,399,504	$33,135,751

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL International Index Fund	$53,411,324	$19,797,865	$—	$394,420,889	$467,630,078

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 35% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

23

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MetWest Total Return Bond Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MetWest Total Return Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MetWest Total Return Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MetWest Total Return Bond Fund	$1,000.00	$984.30	$4.23	0.86%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.53	$4.31	0.86%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Treasury Obligations	30.5%
U.S. Government Agency Mortgages	29.5
Corporate Bonds	25.9
Money Markets	9.8
Collateralized Mortgage Obligations	9.1
Asset Backed Securities	5.4
Yankee Dollars	3.2
Municipal Bonds	1.5
Foreign Bonds	1.2
Securities Held as Collateral for Securities on Loan	0.1

Total Investment Securities	116.2
Net other assets (liabilities)	(16.2)

Net Assets	100.0%

1

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (5.4%):
$443,492	Goal Capital Funding Trust, Class A3, Series 2005-2, 2.50%(US0003M+17bps), 5/28/30, Callable 8/25/20 @ 100	$443,078
750,000	Magnetite CLO, Ltd., Class 2A3, Series 2015-12A, 3.68%(US0003M+133bps), 4/15/27, Callable 7/15/18 @ 100(a)	752,366
672,497	Navient Student Loan Trust, Class A, Series 2014-2, 2.73%(US0001M+64bps), 3/25/83, Callable 10/25/33 @ 100	669,134
649,404	Navient Student Loan Trust, Class A, Series 2014-3, 2.58%(US0001M+62bps), 3/25/83, Callable 11/25/32 @ 100	646,459
426,929	Navient Student Loan Trust, Class A, Series 2014-4, 2.58%(US0001M+62bps), 3/25/83, Callable 12/25/32 @ 100	424,710
816,421	Navient Student Loan Trust, Class A, Series 2016-1A, 2.79%(US0001M+70bps), 2/25/70, Callable 8/25/33 @ 100(a)	819,466
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 3.59%(US0001M+150bps), 6/25/65, Callable 5/25/30 @ 100(a)	1,006,758
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 3.14%(US0001M+105bps), 7/26/66, Callable 10/25/33 @ 100(a)	971,703
1,207,266	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 2.69%(US0001M+60bps), 9/25/47, Callable 5/25/32 @ 100(a)	1,205,842
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 2.50%(US0003M+16bps), 3/15/55, Callable 6/15/30 @ 100	2,524,003
1,277,135	SLC Student Loan Trust, Class 2A3, Series 2008-1, 3.94%(US0003M+160bps), 12/15/32, Callable 6/15/27 @ 100	1,319,436
739,527	SLM Student Loan Trust, Class 2A3, Series 2003-7, 2.91%(US0003M+57bps), 9/15/39, Callable 12/15/28 @ 100	696,017
940,000	SLM Student Loan Trust, Class A6A, Series 2004-3A, 2.91%(US0003M+55bps), 10/25/64, Callable 1/25/29 @ 100(a)	936,520
584,504	SLM Student Loan Trust, Class A4, Series 2007-6, 2.74%(US0003M+38bps), 10/25/24, Callable 10/25/33 @ 100	585,371
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 4.21%(US0003M+185bps), 7/25/73, Callable 7/25/24 @ 100	1,262,829
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 4.61%(US0003M+225bps), 10/25/83, Callable 4/25/24 @ 100	249,584
1,457,656	SLM Student Loan Trust, Class A, Series 2009-3, 2.84%(US0001M+75bps), 1/25/45, Callable 11/25/33 @ 100(a)	1,464,981
848,966	SLM Student Loan Trust, Class A3, Series 2012-1, 2.91%(US0001M+95bps), 9/25/28, Callable 10/25/25 @ 100	851,622
1,970,000	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 2.53%(US0003M+17bps), 4/25/40, Callable 10/25/25 @ 100(a)	1,927,870

Total Asset Backed Securities (Cost $18,352,617)		18,757,749

Principal Amount		Fair Value
Collateralized Mortgage Obligations (9.1%):
$17,407	7 WTC Depositor LLC Trust, Class A, Series 2012-7WTC, 4.08%, 3/13/31(a)	$17,412
1,388,112	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 4.50%(US0006M+200bps), 6/25/45, Callable 7/25/18 @ 100	1,427,587
598,504	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 2.78%(US0001M+46bps), 7/25/35, Callable 7/25/18 @ 100	599,719
288,597	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 2.81%(US0001M+72bps), 4/25/35, Callable 7/25/18 @ 100	288,896
605,386	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.93%, 7/25/35, Callable 7/25/18 @ 100(b)	573,605
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(a)	343,901
360,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	359,356
40,259	Citigroup Mortgage Loan Trust, Inc., Class 2A3, Series 2006-WFH3, 2.33%(US0001M+24bps), 10/25/36, Callable 7/25/20 @ 100	40,255
1,274,448	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 3.82%, 4/25/37, Callable 2/25/24 @ 100(b)	1,268,183
360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	347,685
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.73%, 8/10/49(a)(b)	391,702
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(a)	372,868
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	358,824
360,000	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34(a)	357,210
140,000	Core Industrial Trust, Class A, Series 2015-TEXW, 3.08%, 2/10/34(a)	139,090
1,120,144	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.17%, 2/25/37, Callable 10/25/21 @ 100(b)	859,469
1,820,000	Fannie Mae-Aces, Class A2, Series 2018-M1, 3.09%, 12/25/27(b)	1,755,336
860,000	Federal Home Loan Mortgage Corporation, Class A3, Series K151, 3.51%, 4/25/30	849,842
746,956	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 2.83%(US0001M+49bps), 9/25/35, Callable 7/25/18 @ 100	749,894
1,070,960	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 3.56%, 2/25/36, Callable 8/25/18 @ 100(b)	874,150
488,442	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 3.94%, 8/25/35, Callable 7/25/18 @ 100(b)	407,950
1,243,858	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 3.49%, 3/25/36, Callable 1/25/19 @ 100(b)	1,157,274

Continued

2

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,065,924	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.50%, 4/25/36, Callable 1/25/19 @ 100(b)	$1,002,389
1,055,159	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.83%, 4/19/36, Callable 12/19/18 @ 100(b)	984,585
854,130	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.95%, 9/19/35, Callable 7/19/18 @ 100(b)	810,432
280,000	GRACE Mortgage Trust, Class A, Series 2014-GRCE, 3.37%, 6/10/28(a)	281,236
147,500	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34(a)	148,644
1,807,419	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 2.28%(US0001M+20bps), 11/19/36, Callable 11/19/26 @ 100	1,588,014
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(a)	361,490
750,000	Magnetite IX, Ltd., Class A1R, Series 2014-9A, 3.36%(US0003M+100bps), 7/25/26, Callable 7/25/18 @ 100(a)	750,015
1,000,000	Magnetite XI, Ltd., Class A1R, Series 2014-11A, 3.48%(US0003M+112bps), 1/18/27, Callable 7/18/18 @ 100(a)	1,000,109
971,558	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 2.21%(US0001M+12bps), 7/25/37, Callable 1/25/22 @ 100	687,483
345,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	344,425
1,004,751	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 2.21%(12MTA+75bps), 6/26/47(a)	972,256
674,297	MortgageIT Trust, Class 2A3, Series 2005-2, 3.63%(US0001M+165bps), 5/25/35, Callable 7/25/18 @ 100	672,156
748,568	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 7/25/18 @ 100(b)	763,171
210,000	Octagon Investment Partners 25, Class AR, Series 2015-1A, 3.16%(US0003M+80bps), 10/20/26, Callable 7/20/18 @ 100(a)	210,000
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	390,023
1,583,347	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 2.27%(US0001M+18bps), 12/25/36, Callable 1/25/21 @ 100	1,498,624
1,050,000	Trust Co. West, Series TCW-1143, 3.85%, 7/25/30	1,066,734
961,385	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 2.55%(US0001M+23bps), 4/25/45, Callable 7/25/18 @ 100	957,878
1,073,231	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 2.67%(US0001M+29bps), 7/25/45, Callable 7/25/18 @ 100	1,080,113

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$967,433	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.66%, 3/25/35, Callable 11/25/18 @ 100(b)	$978,446
724,643	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 3.82%, 3/25/36, Callable 7/25/18 @ 100(b)	735,859
812,220	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 3.86%, 9/25/36, Callable 7/25/18 @ 100(b)	813,144

Total Collateralized Mortgage Obligations (Cost $30,956,807)		31,637,434

Corporate Bonds (25.9%):
Aerospace & Defense (0.3%):
530,000	L3 Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100.00	527,532
550,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100.00	516,705

		1,044,237

Airlines (0.7%):
1,279,583	Continental Airlines 2009-2, Series A, 7.25%, 5/10/21	1,341,259
193,967	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	204,135
767,321	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	821,033

		2,366,427

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	400,758

Banks (5.5%):
670,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100.00	656,797
910,000	Bank of America Corp., 2.74%(US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100.00	893,815
735,000	Bank of America Corp., 3.09%(US0003M+109bps), 10/1/25, Callable 10/1/24 @ 100.00	699,888
350,000	Bank of America Corp., 3.70%(US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100.00	337,551
685,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100.00	653,995
950,000	Citibank NA, Series B, 3.05%, 5/1/20, Callable 4/1/20 @ 100.00	949,653
500,000	Citigroup, Inc., 2.05%, 12/7/18	499,042
1,500,000	Citigroup, Inc., 2.55%, 4/8/19	1,497,427
500,000	Citigroup, Inc., 2.50%, 7/29/19	497,757
700,000	Citigroup, Inc., 3.89%(US0003M+156bps), 1/10/28, Callable 1/10/27 @ 100.00	677,974
960,000	JPMorgan Chase & Co., 3.22%(US0003M+116bps), 3/1/25, Callable 3/1/24 @ 100.00	926,138
750,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100.00	718,044
1,450,000	JPMorgan Chase Bank NA, 2.60%(US0003M+25bps), 2/13/20, Callable 2/13/19 @ 100.00	1,449,621

Continued

3

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$1,820,000	JPMorgan Chase Bank NA, 2.60%(US0003M+28bps), 2/1/21, Callable 2/1/20 @ 100.00	$1,803,916
1,000,000	JPMorgan Chase Bank NA, Series B, 3.09%(US0003M+35bps), 4/26/21, Callable 4/26/20 @ 100.00	997,656
750,000	PNC Bank NA, 2.40%, 10/18/19, Callable 9/18/19 @ 100.00	744,797
265,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	256,884
2,110,000	Wells Fargo & Co., 3.00%, 4/22/26	1,956,069
350,000	Wells Fargo Bank NA, 2.15%, 12/6/19	346,186
3,000,000	Wells Fargo Bank NA, 2.40%, 1/15/20	2,971,154

		19,534,364

Beverages (0.5%):
763,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100.00	784,653
900,000	Constellation Brands, Inc., 2.00%, 11/7/19	886,697

		1,671,350

Biotechnology (0.8%):
300,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100.00	296,751
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100.00	285,922
500,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100.00	491,371
400,000	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100.00	395,448
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100.00	646,267
350,000	Gilead Sciences, Inc., 4.60%, 9/1/35, Callable 3/1/35 @ 100.00	360,218
249,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100.00	257,016

		2,732,993

Capital Markets (2.4%):
1,500,000	Bank of New York Mellon, 2.30%, 9/11/19, Callable 8/11/19 @ 100.00, MTN	1,491,881
335,000	Goldman Sachs Bank USA, Series B, 3.20%, 6/5/20	335,975
1,600,000	Goldman Sachs Group, Inc. (The), 2.63%, 1/31/19	1,598,712
570,000	Goldman Sachs Group, Inc. (The), Series G, 7.50%, 2/15/19	585,745
900,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	894,486
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100.00	396,640
550,000	Goldman Sachs Group, Inc. (The), 3.27%(US0003M+120bps), 9/29/25, Callable 9/29/24 @ 100.00	522,238
780,000	Morgan Stanley, Series G, 7.30%, 5/13/19	808,484
1,200,000	Morgan Stanley, 3.16%(US0003M+80bps), 2/14/20, Callable 2/14/19 @ 100.00	1,203,638
500,000	Morgan Stanley, 5.50%, 7/24/20	522,321
400,000	Morgan Stanley, 3.29%(US0003M+93bps), 7/22/22, Callable 7/22/21 @ 100.00	403,222

		8,763,342

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals (0.1%):
$180,000	Axalta Coating Systems, 4.88%, 8/15/24, Callable 8/15/19 @ 103.66(a)	$178,650
170,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	158,100

		336,750

Commercial Services & Supplies (0.1%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 8/3/18 @ 101.28	200,750
110,000	Mutlti-Color Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44(a)	102,438

		303,188

Consumer Finance (0.6%):
500,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100.00	499,711
500,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	499,686
200,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	214,177
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19, Callable 7/15/18 @ —	600,564
265,000	General Motors FINL Co., 2.40%, 5/9/19	263,765

		2,077,903

Containers & Packaging (0.4%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100.00(a)	569,607
200,000	Ball Corp., 5.25%, 7/1/25	204,000
112,000	Berry Global, Inc., 4.50%, 2/15/26, Callable 2/15/21 @ 102.25(a)	104,440
339,188	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 8/3/18 @ 101.44	340,460
87,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100.00	79,605

		1,298,112

Diversified Consumer Services (0.1%):
185,000	Service Corp. International/US, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31	174,751

Diversified Financial Services (0.1%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	402,943

Diversified Telecommunication Services (1.3%):
375,000	AT&T, Inc., 3.80%, 3/15/22	375,640
700,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100.00(a)	660,734
840,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100.00	762,194
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100.00(a)	471,044
180,000	Level 3 Financing, Inc., 5.25%, 3/15/26, Callable 3/15/21 @ 102.63	171,198
550,000	Verizon Communications, Inc., 4.50%, 8/10/33	532,610
700,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100.00	584,551
800,000	Verizon Communications, Inc., 4.86%, 8/21/46	764,457
108,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88(a)	106,110

		4,428,538

Continued

4

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (2.4%):
$280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100.00(a)	$307,207
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	576,472
400,000	Cleco Power LLC, 6.00%, 12/1/40	466,507
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100.00	986,887
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(a)	989,359
500,000	Entergy Texas, 7.13%, 2/1/19	511,514
1,250,000	Florida Power & Light Co., 2.64%(US0003M+28bps), 11/6/20, Callable 7/16/18 @ 100.00	1,250,050
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	896,653
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/1/45 @ 100.00	304,371
100,000	NextEra Energy Operating Partners LP, 4.50%, 9/15/27, Callable 6/15/27 @ 100.00(a)	93,500
1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100.00	1,537,302
700,000	Public Service Oklahoma, 4.40%, 2/1/21	720,674

		8,640,496

Electronic Equipment, Instruments & Components (0.0%):
100,000	Itron, Inc., 5.00%, 1/15/26, Callable 1/15/21 @ 102.50(a)	94,970

Equity Real Estate Investment Trusts (2.4%):
500,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100.00	478,401
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100.00	552,692
295,000	American Tower Corp., 3.00%, 6/15/23	282,870
400,000	Crown Castle International Corp., 3.20%, 9/1/24, Callable 7/1/24 @ 100.00	377,508
105,000	Glp Capital, LP/Finance II, 5.75%, 6/1/28	105,788
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100.00	577,391
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100.00	880,187
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100.00	391,190
183,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 10/1/19 @ 102.00(a)	174,994
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	107,132
1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 8/3/18 @ 100.00	1,151,712
500,000	VEREIT Operating Partnership LP, 3.00%, 2/6/19, Callable 1/6/19 @ 100.00	499,769
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100.00(a)	1,493,780
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100.00	1,423,899

		8,497,313

Food & Staples Retailing (0.8%):
100,000	Cumberland Farms, Inc., 6.75%, 5/1/25, Callable 5/1/20 @ 105.06(a)	101,250

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$715,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100.00	$727,653
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100.00	778,749
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100.00	282,475
770,000	Wal-Mart Stores, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100.00	774,883

		2,665,010

Food Products (0.6%):
525,000	General Mills, Inc., 4.20%, 4/17/28, Callable 1/17/28 @ 100.00	512,592
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100.00	772,743
650,000	Kraft Heinz Foods Co., 4.63%, 1/30/29, Callable 10/30/28 @ 100.00	643,751
92,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	85,330
170,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	164,900

		2,179,316

Health Care Equipment & Supplies (0.4%):
130,000	Abbott Laboratories, 2.35%, 11/22/19	129,239
360,000	Becton Dickinson And Co., 2.40%, 6/5/20	353,539
500,000	Becton Dickinson And Co., 3.21%(US0003M+88bps), 12/29/20, Callable 3/1/19 @ 100.00	500,817
190,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/23, Callable 9/1/18 @ 104.31(a)	193,325
92,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	86,940

		1,263,860

Health Care Providers & Services (1.3%):
262,000	Centene Corp., 4.75%, 1/15/25, Callable 1/15/20 @ 103.56	260,690
500,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100.00	450,976
125,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	114,531
94,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	94,235
117,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.50	110,126
1,000,000	Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/18(a)	1,006,606
456,000	HCA, Inc., 6.50%, 2/15/20	473,385
194,000	HCA, Inc., 5.25%, 4/15/25, Callable 0 @ —	194,000
850,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100.00	814,032
70,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100.00	70,438
26,000	Tenet Healthcare Corp., 4.50%, 4/1/21	25,740
206,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31(a)	195,123

Continued

5

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$107,000	WellCare Health Plans, 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	$106,465
500,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100.00	487,271

		4,403,618

Health Care Technology (0.1%):
99,000	Change Health/ Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88(a)	93,664
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.50(a)	194,750

		288,414

Hotels, Restaurants & Leisure (0.0%):
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100.00	101,250

Household Products (0.1%):
23,000	Central Garden & Pet Co., 6.13%, 11/15/23, Callable 11/15/18 @ 104.59	23,776
158,000	Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	146,150
100,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	98,750

		268,676

Industrial Conglomerates (0.1%):
273,000	General Electric Capital Corp., 5.88%, 1/14/38	309,778

Insurance (0.6%):
1,600,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100.00(a)	1,612,187
605,000	Protective Life Global, 2.70%, 11/25/20(a)	596,901

		2,209,088

IT Services (0.0%):
163,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.50(a)	161,778

Media (0.5%):
200,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/16/18 @ 104.03(a)	199,000
196,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	183,383
151,000	CCO Holdings LLC/Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.50(a)	138,165
200,000	Charter Communications Operating LLC, 3.75%, 2/15/28, Callable 11/15/27 @ 100.00	181,132
500,000	Charter Communications Operating LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100.00	527,017
175,000	CSC Holdings, Inc., 8.63%, 2/15/19	180,031
200,000	Dish DBS Corp., 5.88%, 7/15/22	188,000

		1,596,728

Oil, Gas & Consumable Fuels (1.1%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100.00	325,936
100,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 8/3/18 @ 102.56	100,250

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$300,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100.00	$305,417
35,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100.00	34,694
50,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25, Callable 10/15/20 @ 104.22(a)	48,250
106,000	Diamondback Energy, Inc., 4.75%, 11/1/24, Callable 11/1/19 @ 103.56	103,350
100,000	Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	97,500
120,000	Energy Transfer Equity LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100.00	120,000
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100.00	684,367
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	408,744
275,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100.00	274,825
70,000	Parsley Energy LLC/Finan, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	69,475
100,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81(a)	99,250
300,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100.00	298,959
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(a)	430,343
350,000	Williams Partners LP, 6.30%, 4/15/40	391,018
50,000	WPX Energy, Inc., 5.75%, 6/1/26, Callable 6/1/21 @ 104.31	49,860

		3,842,238

Personal Products (0.1%):
89,000	First Quality Finance Co., 4.63%, 5/15/21, Callable 8/3/18 @ 101.16(a)	86,775
126,000	First Quality Finance Co., 5.00%, 7/1/25, Callable 7/1/20 @ 103.75(a)	115,290

		202,065

Pharmaceuticals (0.5%):
705,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100.00(a)	706,340
500,000	Bayer US Finance LLC, 2.38%, 10/8/19(a)	495,740
375,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20^	361,475
45,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	46,744

		1,610,299

Road & Rail (0.1%):
350,000	Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100.00	351,671

Semiconductors & Semiconductor Equipment (0.2%):
730,000	Broadcom CRP / Cayman Finance, 2.38%, 1/15/20	720,488

Technology Hardware, Storage & Peripherals (0.5%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100.00	991,117
700,000	Dell International LLC, 3.48%, 6/1/19(a)	701,762

		1,692,879

Continued

6

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco (0.2%):
$735,000	BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100.00(a)	$704,788

Trading Companies & Distributors (0.4%):
545,000	Air Lease Corp., 4.75%, 3/1/20	556,535
800,000	International Lease Finance Corp., 7.13%, 9/1/18(a)	805,219

		1,361,754

Wireless Telecommunication Services (0.5%):
323,000	Sprint Communications, Inc., 9.00%, 11/15/18(a)	329,460
63,000	Sprint Communications, Inc., 6.88%, 11/15/28	60,323
31,000	Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100.00	31,620
447,688	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	442,651
715,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	709,494

		1,573,548

Total Corporate Bonds (Cost $92,056,556)		90,275,681

Yankee Dollars (3.2%):
Banks (1.0%):
700,000	Cooperatieve Rabobank UA, 3.13%, 4/26/21	697,318
525,000	Lloyds Bank plc, 3.30%, 5/7/21	524,068
365,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100.00	347,647
635,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	625,835
500,000	Santander UK Group Holdings plc, 2.88%, 8/5/21	484,351
625,000	Santander UK plc, 3.40%, 6/1/21	624,639

		3,303,858

Beverages (0.0%):
175,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100.00(a)	165,853

Biotechnology (0.2%):
600,000	Shire Acq INV Ireland DA, 1.90%, 9/23/19	590,572

Capital Markets (0.2%):
610,000	Credit Suisse GP Funding, 3.13%, 12/10/20	605,583

Containers & Packaging (0.0%):
185,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100.00(a)	172,513

Diversified Telecommunication Services (0.2%):
190,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)	200,450
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(a)	370,000

		570,450

Food & Staples Retailing (0.1%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100.00(a)	450,278

Food Products (0.2%):
700,000	Mondelez International Hldings Ne, 2.00%, 10/28/21, Callable 9/28/21 @ 100.00(a)	667,841

Hotels, Restaurants & Leisure (0.1%):
255,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(a)	241,613

Principal Amount		Fair Value
Yankee Dollars, continued
Industrial Conglomerates (0.4%):
$1,441,000	GE Capital International Funding, 4.42%, 11/15/35	$1,396,012
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	443,134

		1,839,146

Oil, Gas & Consumable Fuels (0.1%):
350,000	Shell International Finance BV, 4.38%, 5/11/45	358,709

Pharmaceuticals (0.2%):
628,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100.00	594,184
78,000	Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75(a)	76,869
111,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 8/3/18 @ 102.94(a)	104,271
200,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(a)	184,250

		959,574

Professional Services (0.1%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100.00(a)	122,059
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100.00(a)	99,190

		221,249

Semiconductors & Semiconductor Equipment (0.1%):
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	199,500

Trading Companies & Distributors (0.2%):
530,000	Aercap Ireland Capital, Ltd., 4.50%, 5/15/21	540,004

Wireless Telecommunication Services (0.1%):
350,000	Vodafone Group plc, 4.38%, 5/30/28	345,840

Total Yankee Dollars (Cost $11,460,031)		11,232,583

Foreign Bonds (1.2%):
Sovereign Bond (1.2%):
270,000,000	Japan Treasury Discount Bill, Series 748, 7/2/18+	2,439,025
180,000,000	Japan Treasury Discount Bill, Series 755, 8/6/18+	1,626,208

Total Foreign Bonds (Cost $4,161,475)		4,065,233

Municipal Bonds (1.5%):
California (0.6%):
615,000	The Regents of the University of California, Build America Bonds, General Revenue Bonds, 6.27%, 5/15/31, Pre-refunded 5/15/19 @100	635,541
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	819,336
800,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Continuously Callable @100	862,944

		2,317,821

New York (0.9%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,204,650
775,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 3.28%, 8/1/29, Continuously Callable @100	737,289
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Build America Bonds, 5.95%, 6/15/42	975,615

		2,917,554

Total Municipal Bonds (Cost $5,348,657)		5,235,375

Continued

7

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (29.5%):
Federal Home Loan Mortgage Corporation (14.2%)
$219,965	Class A, Series KF34, 2.36%(US0001M+36bps), 8/25/24	$220,557
603,553	3.00%, 3/1/31, Pool #G18592	599,593
1,754,023	2.50%, 12/1/31, Pool #G18622	1,705,765
1,923,403	3.50%, 4/1/44, Pool #G07848	1,929,948
2,775,515	3.50%, 4/1/45, Pool #G60023	2,784,980
2,553,260	4.00%, 12/1/45, Pool #G60344	2,625,207
2,598,807	3.00%, 6/1/46, Pool #G08710	2,519,587
2,515,994	3.50%, 6/1/46, Pool #G08711	2,509,833
1,680,612	3.50%, 8/1/46, Pool #G08716	1,676,150
1,283,291	3.00%, 8/1/46, Pool #G08715	1,244,171
671,592	3.50%, 9/1/46, Pool #G08722	669,531
343,988	3.00%, 9/1/46, Pool #G08721	333,502
1,712,810	3.00%, 10/1/46, Pool #G08726	1,660,332
1,852,247	3.00%, 11/1/46, Pool #G08732	1,795,209
2,114,377	3.00%, 1/1/47, Pool #G08741	2,047,871
1,574,131	3.50%, 4/1/47, Pool #G67703	1,572,062
3,415,000	3.50%, 7/15/47, TBA	3,397,074
2,106,587	3.50%, 12/1/47, Pool #G67706	2,103,818
630,128	3.00%, 12/1/47, Pool #G08791	610,322
1,252,042	3.50%, 12/1/47, Pool #G08792	1,246,297
3,434,937	3.50%, 1/1/48, Pool #G67707	3,437,344
3,915,623	3.50%, 3/1/48, Pool #G67708	3,907,439
2,159,509	4.00%, 3/1/48, Pool #G67711	2,216,177
1,168,183	3.50%, 3/1/48, Pool #G67710	1,164,293
561,477	4.00%, 6/1/48, Pool #G67713	575,277
3,150,000	4.50%, 7/15/48, TBA	3,277,618
1,206,229	Class HZ, Series 4639, 1.75%, 4/15/53	1,095,096

		48,925,053

Federal National Mortgage Association (10.0%)
938,259	3.43%, 10/1/20, Pool #466386	947,436
1,271,304	3.42%, 10/1/20, Pool #FN0009	1,276,755
1,280,075	3.67%, 10/1/20, Pool #AE0918	1,298,759
2,037,273	3.76%, 12/1/20, Pool #FN0001	2,072,946
1,245,000	3.06%, 5/1/22, Pool #471258	1,244,782
751,982	2.51%, 8/1/26, Pool #AN2270	714,679
1,358,532	2.97%, 5/1/27, Pool #AL6829	1,324,900
699,356	3.53%, 12/1/30, Pool #AN0475	700,565
725,000	3.17%, 5/1/31, Pool #AN6553	694,830
1,089,623	3.50%, 1/1/32, Pool #AB4262	1,105,882
2,380,000	3.00%, 7/25/33, TBA	2,366,028
666,506	3.00%, 10/1/33, Pool #MA1676	662,970
1,407,273	3.50%, 4/1/43, Pool #MA1404	1,406,607
918,400	4.50%, 2/1/46, Pool #AL9106	961,192
1,046,432	4.00%, 6/1/47, Pool #MA3027	1,068,031
1,038,666	4.00%, 6/1/47, Pool #AS9830	1,060,858
902,390	4.00%, 7/1/47, Pool #AS9972	921,717
5,805,000	4.50%, 7/25/47, TBA	6,044,505
1,072,717	4.00%, 8/1/47, Pool #MA3088	1,094,972
1,062,013	4.00%, 1/1/48, Pool #MA3239	1,084,874
3,554,020	3.50%, 4/1/48, Pool #MA3332	3,541,952
1,785,000	4.00%, 7/25/48, TBA	1,819,811
1,830,000	3.00%, 7/25/48, TBA	1,772,741
145,000	3.50%, 7/25/48, TBA	144,318

		35,332,110

Shares or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association (5.3%)
$1,050,825	3.50%, 3/20/46, Pool #MA3521	$1,057,187
1,094,307	3.50%, 4/20/46, Pool #MA3597	1,100,596
212,828	3.50%, 5/20/46, Pool #MA3663	214,018
442,868	3.50%, 9/20/46, Pool #MA3937	445,073
2,314,382	3.00%, 12/20/46, Pool #MA4126	2,269,388
1,823,867	3.50%, 1/20/47, Pool #MA4196	1,832,540
333,489	5.00%, 3/20/47, Pool #MA4324	352,566
879,866	5.00%, 6/20/47, Pool #MA4513	926,218
408,717	3.50%, 6/20/47, Pool #MA4510	410,661
674,820	5.00%, 9/20/47, Pool #MA4722	708,914
878,009	4.00%, 11/20/47, Pool #MA4838	900,692
1,745,000	3.50%, 7/20/48, TBA	1,751,714
1,780,000	3.00%, 7/20/48, TBA	1,741,445
3,735,000	4.50%, 7/20/48, TBA	3,882,098
870,000	4.00%, 7/20/48, TBA	891,682

		18,484,792

Total U.S. Government Agency Mortgages (Cost $105,015,698)		102,741,955

U.S. Treasury Obligations (30.5%):
U.S. Treasury Bills (2.1%)
332,000	1.84%, 9/13/18(c)	330,734
1,545,000	1.90%, 10/11/18	1,536,640
4,412,000	1.91%, 10/18/18	4,386,355
1,048,000	2.03%, 10/25/18	1,041,505

		7,295,234

U.S. Treasury Bonds (6.3%)
21,290,000	3.13%, 5/15/48	21,881,297

U.S. Treasury Inflation Index Bonds (0.3%)
860,000	1.00%, 2/15/48	903,119

U.S. Treasury Notes (21.8%)
10,090,000	2.50%, 5/31/20	10,085,270
23,895,000	2.75%, 4/30/23	23,918,335
27,300,000	2.63%, 6/30/23	27,166,699
9,115,000	2.75%, 2/15/28	9,037,024
5,755,000	2.88%, 5/15/28	5,766,465

		75,973,793

Total U.S. Treasury Obligations (Cost $105,147,020)		106,053,443

Securities Held as Collateral for Securities on Loan (0.1%):
371,000	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(d)	371,000

Total Securities Held as Collateral for Securities on Loan (Cost $371,000)		371,000

Unaffiliated Investment Company (9.8%):
33,996,377	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(e)	33,996,377

Total Unaffiliated Investment Company (Cost $33,996,377)		33,996,377

Total Investment Securities (Cost $406,866,238) — 116.2%(f)		404,366,830
Net other assets (liabilities) — (16.2)%		(56,293,591)

Net Assets — 100.0%		$348,073,239

Continued

8

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2018.

12MTA—12 Month Treasury Average

GO—General Obligation

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0006M—6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $357,619.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2018.

(c)	All or a portion of the security has been pledged as collateral for open derivative positions.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(e)	The rate represents the effective yield at June 30, 2018.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Bobl September Futures (Euro)	9/6/18	61	$(9,414,477)	$(46,181)

				$(46,181)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	9/28/18	144	30,503,250	$24,983
U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/28/18	250	28,404,297	136,792

				161,775

Total Net Futures Contracts				$115,594

Forward Currency Contracts

At June 30, 2018, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	2,531,337	Japanese Yen	270,000,000	Bank of America	7/2/18	$92,312
U.S. Dollar	1,647,763	Japanese Yen	180,000,000	Goldman Sachs	8/6/18	17,551

						109,863

Total Net Forward Currency Contracts						$109,863

See accompanying notes to the financial statements.

9

AZL MetWest Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$406,866,238

Investment securities, at value*	$404,366,830
Cash	4,906
Interest and dividends receivable	1,805,049
Unrealized appreciation on forward currency contracts	109,863
Receivable for capital shares issued	12,789
Receivable for investments sold	775,757
Receivable for variation margin on futures contracts	2,468
Prepaid expenses	2,126

Total Assets	407,079,788

Liabilities:
Payable for investments purchased	57,828,765
Payable for capital shares redeemed	548,530
Payable for collateral received on loaned securities	371,000
Payable for variation margin on futures contracts	10,359
Manager fees payable	157,853
Administration fees payable	7,675
Distribution fees payable	71,751
Custodian fees payable	956
Administrative and compliance services fees payable	353
Transfer agent fees payable	384
Trustee fees payable	1,587
Other accrued liabilities	7,336

Total Liabilities	59,006,549

Net Assets	$348,073,239

Net Assets Consist of:
Capital	$345,537,727
Accumulated net investment income/(loss)	10,673,348
Accumulated net realized gains/(losses) from investment transactions	(5,863,858)
Net unrealized appreciation/(depreciation) on investments	(2,273,978)

Net Assets	$348,073,239

Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,665,031
Net Asset Value (offering and redemption price per share)	$10.04

*	Includes securities on loan of $357,619.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Interest	$5,253,527
Dividends	73,543
Income from securities lending	2,132

Total Investment Income	5,329,202

Expenses:
Manager fees	1,058,574
Administration fees	67,962
Distribution fees	441,070
Custodian fees	5,845
Administrative and compliance services fees	2,237
Transfer agent fees	2,299
Trustee fees	7,344
Professional fees	7,390
Shareholder reports	1,877
Other expenses	2,800

Total expenses before reductions	1,597,398
Less expenses voluntarily waived/reimbursed by the Manager	(88,217)

Net expenses	1,509,181

Net Investment Income/(Loss)	3,820,021

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	(3,845,228)
Net realized gains/(losses) on forward currency contracts	(578,924)
Net realized gains/(losses) on futures contracts	(762,972)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(4,548,054)
Change in net unrealized appreciation/depreciation on forward currency contracts	18,698
Change in net unrealized appreciation/depreciation on futures contracts	155,026

Net Realized/Unrealized Gains/(Losses) on Investments	(9,561,454)

Change in Net Assets Resulting From Operations	$(5,741,433)

See accompanying notes to the financial statements.

10

AZL MetWest Total Return Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,820,021	$5,930,220
Net realized gains/(losses) on investment transactions	(5,187,124)	317,716
Change in unrealized appreciation/depreciation on investments	(4,374,330)	5,030,449

Change in net assets resulting from operations	(5,741,433)	11,278,385

Distributions to Shareholders:
From net investment income	—	(5,581,130)
From net realized gains	—	(978,549)

Change in net assets resulting from distributions to shareholders	—	(6,559,679)

Capital Transactions:
Proceeds from shares issued	4,753,628	11,196,842
Proceeds from dividends reinvested	—	6,559,679
Value of shares redeemed	(17,513,429)	(15,153,280)

Change in net assets resulting from capital transactions	(12,759,801)	2,603,241

Change in net assets	(18,501,234)	7,321,947
Net Assets:
Beginning of period	366,574,473	359,252,526

End of period	$348,073,239	$366,574,473

Accumulated net investment income/(loss)	$10,673,348	$6,853,327

Share Transactions:
Shares issued	473,726	1,095,692
Dividends reinvested	—	642,476
Shares redeemed	(1,749,754)	(1,479,972)

Change in shares	(1,276,028)	258,196

See accompanying notes to the financial statements.

11

AZL MetWest Total Return Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	November 17, 2014 to December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20		$10.07	$10.01	$10.07	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12		0.17	0.16	0.11	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.28)		0.15	0.07	(0.13)	0.06

Total from Investment Activities	(0.16)		0.32	0.23	(0.02)	0.07

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.11)	(0.01)	—
Net Realized Gains	—		(0.03)	(0.06)	(0.03)	—

Total Dividends	—		(0.19)	(0.17)	(0.04)	—

Net Asset Value, End of Period	$10.04		$10.20	$10.07	$10.01	$10.07

Total Return(b)	(1.57	)%(c)	3.14%	2.30%	(0.20)%	0.70	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$348,073		$366,574	$359,253	$392,669	$415,586
Net Investment Income/(Loss)(d)	2.17%		1.63%	1.45%	1.02%	0.56%
Expenses Before Reductions(d)(e)	0.91%		0.91%	0.91%	0.89%	0.91%
Expenses Net of Reductions(d)	0.86%		0.86%	0.86%	0.84%	0.86%
Portfolio Turnover Rate	107	%(c)	198%	185%	256%	27	%(c)

(a)	For the period November 17, 2014 (commencement of operations) to December 31, 2014.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MetWest Total Return Bond Fund (the “Fund”), and 22 are presented in separate reports.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $1 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $210 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $371,000 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2018, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2018, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2018, the monthly average notional amount for long contracts was $6 million and the monthly average notional amount for short contracts was $6 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2018, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized

14

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $55.3 million and the monthly average notional amount for short contracts was $8.2 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts	$161,775	Payable for variation margin on futures contracts	$46,181

Foreign Exchange Rate Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	109,863	Unrealized depreciation on forward currency contracts	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Interest Rate Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$(762,972)	$155,026
Foreign Exchange Risk
Forward Currency Contracts	Net Realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts	(578,924)	18,698

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2018. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018.

As of June 30, 2018, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,849	$10,359
Forward currency contracts	109,863	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	112,712	10,359
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(2,849)	(10,359)

Total assets and liabilities subject to a MNA	$109,863	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2018:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$92,312	$—	$—	$—	$92,312
Goldman Sachs	17,551	—		—	17,551

Total	$109,863	$—	$—	$—	$109,863

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

15

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Metropolitan West Asset Management, LLC (“MetWest”), MetWest provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MetWest Total Return Bond Fund	0.60%	0.91%

*	The Manager voluntarily reduced the management fee to 0.55% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $1,631 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Asset Backed Securities	$—	$18,757,749	$—	$18,757,749
Collateralized Mortgage Obligations	—	31,637,434	—	31,637,434
Corporate Bonds+	—	90,275,681	—	90,275,681
Yankee Dollars+	—	11,232,583	—	11,232,583
Foreign Bonds	—	4,065,233	—	4,065,233
Municipal Bonds	—	5,235,375	—	5,235,375
U.S. Government Agency Mortgages	—	102,741,955	—	102,741,955
U.S. Treasury Obligations	—	106,053,443	—	106,053,443
Securities Held as Collateral for Securities on Loan	—	—	371,000	371,000
Unaffiliated Investment Company	33,996,377	—	—	33,996,377

Total Investment Securities	33,996,377	369,999,453	371,000	404,366,830

Other Financial Instruments:*
Futures Contracts	115,594	—	—	115,594
Forward Currency Contracts	—	109,863	—	109,863

Total Investments	$34,111,971	$370,109,316	$371,000	$404,592,287

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures and forward currency contracts. Forward currency contracts are recorded in the financial statements at the unrealized gain or loss on the investment and futures contracts are presented at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

17

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MetWest Total Return Bond Fund	$354,286,921	$358,541,087

For the period ended June 30, 2018, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL MetWest Total Return Bond Fund	$318,455,144	$326,774,497

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $407,013,787. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,599,196
Unrealized (depreciation)	(5,246,153)

Net unrealized appreciation/(depreciation)	$(2,646,957)

As of the end of its latest tax year ended December 31, 2017, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL MetWest Total Return Bond Fund	$367,165	$288,476	$655,641

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MetWest Total Return Bond Fund	$6,146,557	$413,122	$6,559,679

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

18

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MetWest Total Return Bond Fund	$6,944,492	$—	$(655,640)	$1,988,093	$8,276,945

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 80% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

20

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,037.30	$1.57	0.31%
AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,035.80	$2.83	0.56%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,023.26	$1.56	0.31%
AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	16.0%
Financials	16.0
Industrials	14.1
Consumer Discretionary	12.5
Real Estate	9.3
Health Care	9.0
Materials	6.8
Energy	5.1
Utilities	4.7
Consumer Staples	3.3
Telecommunication Services	0.1

Total Common Stocks	96.9
Private Placements	1.2
Securities Held as Collateral for Securities on Loan	27.3
Money Market	1.6

Total Investment Securities	127.0
Net other assets (liabilities)	(27.0)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (1.0%):
30,062	Curtiss-Wright Corp.	$3,577,979
17,641	Esterline Technologies Corp.*	1,301,906
34,479	KLX, Inc.*	2,479,040
24,270	Teledyne Technologies, Inc.*	4,831,186

		12,190,111

Airlines (0.3%):
215,182	JetBlue Airways Corp.*	4,084,154

Auto Components (0.7%):
99,612	Dana Holding Corp.	2,011,166
60,469	Delphi Technologies plc	2,748,921
185,172	Gentex Corp.	4,262,660

		9,022,747

Automobiles (0.3%):
33,417	Thor Industries, Inc.^	3,254,482

Banks (7.8%):
115,065	Associated Banc-Corp.	3,141,275
55,645	BancorpSouth Bank^	1,833,503
28,510	Bank of Hawaii Corp.^	2,378,304
82,598	Bank of the Ozarks, Inc.^	3,720,214
52,211	Cathay General Bancorp	2,114,023
48,706	Chemical Financial Corp.^	2,711,463
63,318	Commerce Bancshares, Inc.^	4,097,308
39,397	Cullen/Frost Bankers, Inc.^	4,264,330
98,289	East West Bancorp, Inc.	6,408,442
218,373	F.N.B. Corp.^	2,930,566
222,334	First Horizon National Corp.^	3,966,439
118,395	Fulton Financial Corp.^	1,953,518
58,215	Hancock Holding Co.	2,715,730
106,596	Home Bancshares, Inc.^	2,404,806
36,537	International Bancshares Corp.	1,563,784
57,375	MB Financial, Inc.	2,679,413
84,814	PacWest Bancorp	4,191,508
50,452	Pinnacle Financial Partners, Inc.^	3,095,230
47,581	Prosperity Bancshares, Inc.^	3,252,637
36,488	Signature Bank*	4,666,084
153,055	Sterling Bancorp^	3,596,793
80,658	Synovus Financial Corp.	4,261,162
115,288	TCF Financial Corp.	2,838,391
33,833	Texas Capital Bancshares, Inc.*	3,095,720
46,431	Trustmark Corp.^	1,515,044
30,145	UMB Financial Corp.	2,297,953
148,683	Umpqua Holdings Corp.	3,358,749
71,870	United Bankshares, Inc.^	2,616,068
178,759	Valley National Bancorp^	2,173,709
62,671	Webster Financial Corp.^	3,992,143
38,267	Wintrust Financial Corp.	3,331,142

		97,165,451

Beverages (0.1%):
5,943	Boston Beer Co., Inc. (The), Class A*	1,781,117

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.6%):
190,945	Exelixis, Inc.*	$4,109,137
29,581	United Therapeutics Corp.*	3,347,090

		7,456,227

Building Products (0.4%):
25,187	Lennox International, Inc.^	5,041,178

Capital Markets (2.9%):
80,995	Eaton Vance Corp.	4,227,129
27,816	Evercore Partners, Inc., Class A	2,933,197
26,494	FactSet Research Systems, Inc.^	5,248,461
64,036	Federated Investors, Inc., Class B^	1,493,320
48,714	Interactive Brokers Group, Inc., Class A	3,137,669
122,826	Janus Henderson Group plc^	3,774,443
58,058	Legg Mason, Inc.	2,016,354
25,533	MarketAxess Holdings, Inc.^	5,051,959
89,067	SEI Investments Co.	5,568,469
48,456	Stifel Financial Corp.	2,531,826

		35,982,827

Chemicals (2.7%):
42,434	Ashland Global Holdings, Inc.	3,317,490
41,676	Cabot Corp.	2,574,327
120,873	Chemours Co. (The)	5,361,925
23,890	Minerals Technologies, Inc.	1,800,112
6,288	NewMarket Corp.^	2,543,496
113,891	Olin Corp.	3,270,950
54,563	PolyOne Corp.	2,358,213
90,903	RPM International, Inc.^	5,301,463
26,346	Scotts Miracle-Gro Co. (The)^	2,190,933
29,086	Sensient Technologies Corp.^	2,081,103
133,179	Valvoline, Inc.^	2,872,671

		33,672,683

Commercial Services & Supplies (1.5%):
34,587	Brink’s Co. (The)	2,758,313
34,670	Clean Harbors, Inc.*	1,925,919
32,315	Deluxe Corp.^	2,139,576
49,690	Healthcare Services Group, Inc.^	2,146,111
40,197	Herman Miller, Inc.	1,362,678
29,174	HNI Corp.	1,085,273
23,334	MSA Safety, Inc.	2,247,998
128,953	Pitney Bowes, Inc.	1,105,127
65,478	Rollins, Inc.^	3,442,833

		18,213,828

Communications Equipment (1.3%):
118,894	ARRIS International plc*	2,906,363
97,331	Ciena Corp.*^	2,580,244
23,793	InterDigital, Inc.	1,924,854
42,725	Lumentum Holdings, Inc.*^	2,473,778
54,147	NetScout Systems, Inc.*^	1,608,166
22,752	Plantronics, Inc.	1,734,840
36,930	ViaSat, Inc.*	2,427,040

		15,655,285

Continued

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (1.2%):
108,989	Aecom Technology Corp.*^	$3,599,907
21,031	Dycom Industries, Inc.*^	1,987,640
39,832	EMCOR Group, Inc.	3,034,402
30,881	Granite Construction, Inc.^	1,718,836
94,610	KBR, Inc.	1,695,411
15,304	Valmont Industries, Inc.	2,307,078

		14,343,274

Construction Materials (0.3%):
32,788	Eagle Materials, Inc., Class A	3,441,756

Consumer Finance (0.5%):
180,670	Navient Corp.	2,354,130
295,661	SLM Corp.*	3,385,319

		5,739,449

Containers & Packaging (1.1%):
42,324	AptarGroup, Inc.	3,952,216
61,364	Bemis Co., Inc.	2,590,174
17,679	Greif, Inc., Class A	935,042
110,043	Owens-Illinois, Inc.*	1,849,823
49,804	Silgan Holdings, Inc.	1,336,241
67,785	Sonoco Products Co.	3,558,713

		14,222,209

Distributors (0.3%):
27,494	Pool Corp.^	4,165,341

Diversified Consumer Services (0.8%):
40,662	Adtalem Global Education, Inc.*	1,955,842
3,008	Graham Holdings Co., Class B	1,762,989
124,815	Service Corp. International^	4,467,129
25,080	Sotheby’s*^	1,362,847

		9,548,807

Electric Utilities (1.2%):
34,794	ALLETE, Inc.	2,693,404
73,473	Hawaiian Electric Industries, Inc.	2,520,124
33,975	IDA Corp., Inc.	3,133,854
135,838	OGE Energy Corp.	4,782,855
53,763	PNM Resources, Inc.	2,091,381

		15,221,618

Electrical Equipment (1.1%):
27,816	Acuity Brands, Inc.^	3,223,040
28,711	EnerSys	2,142,989
37,255	Hubbell, Inc.	3,939,344
110,289	nVent Electric plc*	2,768,254
29,883	Regal-Beloit Corp.^	2,444,429

		14,518,056

Electronic Equipment, Instruments & Components (4.3%):
59,156	Arrow Electronics, Inc.*	4,453,264
79,966	Avnet, Inc.^	3,429,742
27,649	Belden, Inc.^	1,689,907
117,829	Cognex Corp.^	5,256,352
16,957	Coherent, Inc.*^	2,652,414
116,545	Jabil, Inc.	3,223,635

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
126,965	Keysight Technologies, Inc.*	$7,494,743
16,944	Littlelfuse, Inc.	3,866,282
73,409	National Instruments Corp.	3,081,710
19,738	SYNNEX Corp.	1,904,914
23,836	Tech Data Corp.*	1,957,412
169,395	Trimble Navigation, Ltd.*	5,562,931
74,425	VeriFone Systems, Inc.*	1,698,379
89,045	Vishay Intertechnology, Inc.	2,065,844
36,272	Zebra Technologies Corp., Class A*	5,195,964

		53,533,493

Energy Equipment & Services (2.0%):
52,958	Apergy Corp.*	2,210,997
29,967	Core Laboratories NV	3,782,135
43,734	Diamond Offshore Drilling, Inc.*^	912,291
25,608	Dril-Quip, Inc.*^	1,316,251
299,394	Ensco plc, Class A, ADR	2,173,600
123,401	McDermott International, Inc.*^	2,424,830
241,180	Nabors Industries, Ltd.^	1,545,964
66,212	Oceaneering International, Inc.^	1,685,758
149,661	Patterson-UTI Energy, Inc.	2,693,897
78,539	Rowan Cos. plc, Class A*^	1,273,903
103,773	Superior Energy Services, Inc.*	1,010,749
298,122	Transocean, Ltd.*^	4,006,760

		25,037,135

Equity Real Estate Investment Trusts (8.8%):
93,042	American Campus Communities, Inc.	3,989,641
63,171	Camden Property Trust	5,756,772
79,754	Corecivic, Inc.	1,905,323
23,458	Coresite Realty Corp.	2,599,616
68,343	Corporate Office Properties Trust^	1,981,264
283,804	Cousins Properties, Inc.^	2,750,061
67,388	Cyrusone, Inc.^	3,932,764
64,031	DCT Industrial Trust, Inc.	4,272,789
108,508	Douglas Emmett, Inc.	4,359,850
52,049	Education Realty Trust, Inc.	2,160,034
44,202	EPR Properties^	2,863,848
85,441	First Industrial Realty Trust, Inc.	2,848,603
83,675	Geo Group, Inc. (The)	2,304,410
84,316	Healthcare Realty Trust, Inc.	2,451,909
70,553	Highwoods Properties, Inc.	3,579,154
111,651	Hospitality Properties Trust	3,194,335
62,991	JBG SMITH Properties	2,297,282
67,326	Kilroy Realty Corp.	5,092,538
57,149	Lamar Advertising Co., Class A^	3,903,848
75,064	LaSalle Hotel Properties	2,569,441
100,664	Liberty Property Trust	4,462,434
31,764	Life Storage, Inc.	3,090,955
60,715	Mack-Cali Realty Corp.	1,231,300
246,391	Medical Properties Trust, Inc.^	3,459,330
103,812	National Retail Properties, Inc.^	4,563,575
135,140	Omega Healthcare Investors, Inc.^	4,189,340
41,250	Potlatch Corp.	2,097,563

Continued

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
63,276	Quality Care Properties*	$1,361,067
88,047	Rayonier, Inc.	3,406,538
120,238	Sabra Health Care REIT, Inc.	2,612,772
161,434	Senior Housing Properties Trust	2,920,341
63,689	Tanger Factory Outlet Centers, Inc.^	1,496,055
41,726	Taubman Centers, Inc.	2,451,820
112,837	Uniti Group, Inc.^	2,260,125
71,419	Urban Edge Properties	1,633,353
80,623	Weingarten Realty Investors	2,483,995

		108,534,045

Food & Staples Retailing (0.5%):
25,699	Casey’s General Stores, Inc.	2,700,451
83,458	Sprouts Farmers Market, Inc.*^	1,841,918
33,982	United Natural Foods, Inc.*^	1,449,672

		5,992,041

Food Products (2.1%):
126,765	Flowers Foods, Inc.^	2,640,515
70,071	Hain Celestial Group, Inc.*	2,088,116
49,140	Ingredion, Inc.	5,439,798
99,368	Lamb Weston Holding, Inc.	6,807,701
13,135	Lancaster Colony Corp.^	1,818,147
45,783	Post Holdings, Inc.*^	3,938,254
13,549	Sanderson Farms, Inc.^	1,424,677
13,249	Tootsie Roll Industries, Inc.^	408,732
38,086	TreeHouse Foods, Inc.*^	1,999,896

		26,565,836

Gas Utilities (2.2%):
75,278	Atmos Energy Corp.	6,785,559
58,572	National Fuel Gas Co.^	3,101,973
59,079	New Jersey Resources Corp.^	2,643,785
35,768	ONE Gas, Inc.	2,673,300
32,980	Southwest Gas Corp.^	2,515,385
117,529	UGI Corp.	6,119,735
35,057	WGL Holdings, Inc.	3,111,309

		26,951,046

Health Care Equipment & Supplies (3.8%):
23,964	Cantel Medical Corp.	2,357,099
49,767	Globus Medical, Inc., Class A*	2,511,243
35,411	Haemonetics Corp.*	3,175,658
32,260	Halyard Health, Inc.*	1,846,885
45,093	Hill-Rom Holdings, Inc.	3,938,423
10,348	ICU Medical, Inc.*	3,038,690
47,945	Integra LifeSciences Holdings Corp.*^	3,088,137
29,663	LivaNova plc*	2,960,961
32,396	Masimo Corp.*	3,163,469
34,559	NuVasive, Inc.*^	1,801,215
57,568	STERIS plc	6,045,215
30,948	Teleflex, Inc.	8,300,564
49,892	West Pharmaceutical Services, Inc.^	4,953,777

		47,181,336

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (2.3%):
56,052	Acadia Healthcare Co., Inc.*^	$2,293,087
10,793	Chemed Corp.	3,473,295
67,137	Encompass Health Corp.	4,546,518
26,277	LifePoint Hospitals, Inc.*^	1,282,318
64,219	MEDNAX, Inc.*	2,779,398
32,363	Molina Healthcare, Inc.*^	3,169,632
54,986	Patterson Cos., Inc.^	1,246,533
55,531	Tenet Healthcare Corp.*^	1,864,176
30,031	WellCare Health Plans, Inc.*	7,394,833

		28,049,790

Health Care Technology (0.4%):
122,030	Allscripts Healthcare Solutions, Inc.*	1,464,360
40,404	Medidata Solutions, Inc.*^	3,254,946

		4,719,306

Hotels, Restaurants & Leisure (3.6%):
56,393	Boyd Gaming Corp.^	1,954,581
29,583	Brinker International, Inc.^	1,408,151
28,729	Cheesecake Factory, Inc. (The)^	1,581,819
7,654	Churchill Downs, Inc.	2,269,411
16,417	Cracker Barrel Old Country Store, Inc.^	2,564,500
28,727	Domino’s Pizza, Inc.	8,105,897
56,392	Dunkin’ Brands Group, Inc.^	3,894,995
71,208	Ilg, Inc.	2,352,000
16,300	International Speedway Corp., Class A	728,610
19,472	Jack in the Box, Inc.	1,657,457
15,778	Papa John’s International, Inc.	800,260
36,438	Scientific Games Corp., Class A*	1,790,928
53,059	Six Flags Entertainment Corp.^	3,716,783
44,839	Texas Roadhouse, Inc.^	2,937,403
121,200	Wendy’s Co. (The)^	2,082,216
67,628	Wyndham Hotels & Resorts, Inc.	3,978,555
67,628	Wyndham Worldwide Corp.	2,993,892

		44,817,458

Household Durables (1.4%):
18,193	Helen of Troy, Ltd.*	1,791,101
56,937	KB Home	1,550,964
2,285	NVR, Inc.*	6,787,250
31,144	Tempur Sealy International, Inc.*^	1,496,469
96,412	Toll Brothers, Inc.	3,566,280
103,995	TRI Pointe Homes, Inc.*^	1,701,358
34,479	Tupperware Brands Corp.^	1,421,914

		18,315,336

Household Products (0.2%):
40,249	Energizer Holdings, Inc.^	2,534,077

Industrial Conglomerates (0.4%):
41,336	Carlisle Cos., Inc.^	4,477,102

Insurance (4.3%):
10,379	Alleghany Corp.	5,967,614
47,320	American Financial Group, Inc.	5,078,856
40,124	Aspen Insurance Holdings, Ltd.	1,633,047

Continued

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
156,103	Brown & Brown, Inc.	$4,328,736
111,881	CNO Financial Group, Inc.	2,130,214
74,677	First American Financial Corp.	3,862,294
335,615	Genworth Financial, Inc., Class A*	1,510,268
29,008	Hanover Insurance Group, Inc. (The)	3,468,196
32,977	Kemper Corp.^	2,494,710
24,630	Mercury General Corp.^	1,122,143
169,050	Old Republic International Corp.	3,365,786
29,857	Primerica, Inc.	2,973,757
43,834	Reinsurance Group of America, Inc.	5,850,962
27,485	RenaissanceRe Holdings, Ltd.	3,306,995
65,563	W.R. Berkley Corp.^	4,747,417

		51,840,995

Internet Software & Services (1.1%):
49,241	Cars.com, Inc.*^	1,397,952
163,736	Dropbox, Inc.*	5,187,410
33,125	j2 Global, Inc.^	2,868,956
35,357	LogMeIn, Inc.^	3,650,610

		13,104,928

IT Services (3.1%):
52,192	Acxiom Corp.*	1,563,150
61,804	Convergys Corp.	1,510,490
55,622	CoreLogic, Inc.*	2,886,782
52,418	Jack Henry & Associates, Inc.^	6,833,211
96,909	Leidos Holdings, Inc.	5,717,631
44,575	Maximus, Inc.	2,768,553
97,595	Perspecta, Inc.	2,005,577
171,864	Sabre Corp.	4,234,729
28,844	Science Applications International Corp.	2,334,345
82,279	Teradata Corp.*^	3,303,502
27,194	WEX, Inc.*	5,179,913

		38,337,883

Leisure Products (0.7%):
59,055	Brunswick Corp.	3,807,866
39,886	Polaris Industries, Inc.^	4,873,272

		8,681,138

Life Sciences Tools & Services (1.3%):
13,760	Bio-Rad Laboratories, Inc., Class A*	3,970,310
25,511	Bio-Techne Corp.	3,774,352
32,549	Charles River Laboratories International, Inc.*	3,653,951
34,388	PRA Health Sciences, Inc.*	3,210,464
37,999	Syneos Health, Inc.*^	1,782,153

		16,391,230

Machinery (4.8%):
45,099	AGCO Corp.	2,738,411
34,621	Crane Co.	2,774,181
88,390	Donaldson Co., Inc.^	3,988,157
114,296	Graco, Inc.^	5,168,465
52,063	IDEX Corp.	7,105,557
59,347	ITT, Inc.	3,102,068

Shares		Fair Value
Common Stocks, continued
Machinery, continued
55,006	Kennametal, Inc.^	$1,974,715
42,005	Lincoln Electric Holdings, Inc.^	3,686,359
34,721	Nordson Corp.	4,458,524
50,336	OshKosh Corp.	3,539,628
49,245	Terex Corp.	2,077,647
46,225	Timken Co.	2,013,099
72,304	Toro Co.	4,356,316
101,721	Trinity Industries, Inc.	3,484,961
58,207	Wabtec Corp.^	5,738,046
37,659	Woodward, Inc.	2,894,471

		59,100,605

Marine (0.2%):
36,671	Kirby Corp.*^	3,065,696

Media (1.5%):
31,010	AMC Networks, Inc., Class A*^	1,928,822
3,165	Cable One, Inc.^	2,320,863
72,540	Cinemark Holdings, Inc.^	2,544,703
30,689	John Wiley & Sons, Inc., Class A	1,914,994
92,341	Live Nation, Inc.*^	4,485,001
26,734	Meredith Corp.^	1,363,434
86,313	New York Times Co. (The), Class A^	2,235,507
145,509	Tegna, Inc.	1,578,773

		18,372,097

Metals & Mining (2.3%):
84,753	Allegheny Technologies, Inc.*^	2,128,995
31,642	Carpenter Technology Corp.^	1,663,420
80,189	Commercial Metals Co.	1,692,790
22,781	Compass Minerals International, Inc.^	1,497,851
49,116	Reliance Steel & Aluminum Co.	4,299,615
44,549	Royal Gold, Inc.	4,135,929
160,235	Steel Dynamics, Inc.	7,362,798
120,111	United States Steel Corp.	4,173,857
29,493	Worthington Industries, Inc.	1,237,821

		28,193,076

Multiline Retail (0.4%):
28,336	Big Lots, Inc.^	1,183,878
13,471	Dillard’s, Inc., Class A^	1,273,010
33,837	Ollie’s Bargain Outlet Holdings, Inc.*^	2,453,182

		4,910,070

Multi-Utilities (1.0%):
36,749	Black Hills Corp.^	2,249,406
133,102	MDU Resources Group, Inc.	3,817,365
34,354	NorthWestern Corp.	1,966,767
56,524	Vectren Corp.	4,038,640

		12,072,178

Oil, Gas & Consumable Fuels (3.1%):
150,940	Callon Petroleum Co.*^	1,621,096
620,894	Chesapeake Energy Corp.*^	3,253,485
133,467	CNX Resources Corp.*	2,373,043
66,314	Energen Corp.*	4,828,985

Continued

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
105,395	Gulfport Energy Corp.*	$1,324,815
69,743	Matador Resources Co.*^	2,095,777
110,762	Murphy Oil Corp.^	3,740,433
181,502	Oasis Petroleum, Inc.*	2,354,081
76,227	PBF Energy, Inc., Class A	3,196,198
162,470	QEP Resources, Inc.*	1,991,882
154,208	Range Resources Corp.	2,579,900
69,241	SM Energy Co.^	1,778,801
344,661	Southwestern Energy Co.*^	1,826,703
46,804	World Fuel Services Corp.	955,270
271,866	WPX Energy, Inc.*	4,901,744

		38,822,213

Paper & Forest Products (0.4%):
43,046	Domtar Corp.	2,055,016
98,947	Louisiana-Pacific Corp.	2,693,337

		4,748,353

Personal Products (0.4%):
36,395	Edgewell Personal Care Co.*^	1,836,492
37,981	Nu Skin Enterprises, Inc., Class A	2,969,734

		4,806,226

Pharmaceuticals (0.6%):
64,182	Akorn, Inc.*	1,064,779
90,786	Catalent, Inc.*	3,803,025
56,257	Mallinckrodt plc*^	1,049,756
35,618	Prestige Brands Holdings, Inc.*^	1,367,019

		7,284,579

Professional Services (0.6%):
25,225	Dun & Bradstreet Corp.	3,093,846
44,618	Manpower, Inc.	3,839,825

		6,933,671

Real Estate Management & Development (0.5%):
45,614	Alexander & Baldwin, Inc.	1,071,929
30,918	Jones Lang LaSalle, Inc.	5,132,079

		6,204,008

Road & Rail (1.8%):
48,910	Avis Budget Group, Inc.*	$1,589,575
40,878	Genesee & Wyoming, Inc., Class A*	3,324,199
87,435	Knight-Swift Transportation Holdings, Inc.^	3,340,891
28,340	Landstar System, Inc.	3,094,728
46,343	Old Dominion Freight Line, Inc.	6,903,253
36,253	Ryder System, Inc.	2,605,141
30,025	Werner Enterprises, Inc.^	1,127,439

		21,985,226

Semiconductors & Semiconductor Equipment (2.6%):
41,731	Cirrus Logic, Inc.*^	1,599,549
68,263	Cree, Inc.*^	2,837,693
243,644	Cypress Semiconductor Corp.	3,795,974
55,643	First Solar, Inc.*^	2,930,160
87,888	Integrated Device Technology, Inc.*^	2,801,869
37,135	MKS Instruments, Inc.	3,553,820

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
26,405	Monolithic Power Systems, Inc.^	$3,529,556
29,362	Silicon Laboratories, Inc.*	2,924,455
23,597	Synaptics, Inc.*^	1,188,581
130,010	Teradyne, Inc.^	4,949,481
73,485	Versum Materials, Inc.	2,729,968

		32,841,106

Software (3.4%):
79,598	ACI Worldwide, Inc.*^	1,963,683
32,933	Blackbaud, Inc.^	3,373,986
84,028	CDK Global, Inc.	5,466,021
28,736	CommVault Systems, Inc.*	1,892,266
20,286	Fair Isaac Corp.*	3,921,690
98,117	Fortinet, Inc.*	6,125,444
45,836	Manhattan Associates, Inc.*^	2,154,750
78,429	PTC, Inc.*	7,357,425
24,144	Tyler Technologies, Inc.*	5,362,382
19,739	Ultimate Software Group, Inc. (The)*^	5,079,042

		42,696,689

Specialty Retail (2.1%):
42,440	Aaron’s, Inc.^	1,844,018
113,617	American Eagle Outfitters, Inc.^	2,641,595
40,248	AutoNation, Inc.*^	1,955,248
96,031	Bed Bath & Beyond, Inc.^	1,913,418
52,913	Dick’s Sporting Goods, Inc.^	1,865,183
37,720	Five Below, Inc.*^	3,685,621
74,582	Michaels Cos., Inc. (The)*^	1,429,737
21,237	Murphy U.S.A., Inc.*^	1,577,697
84,409	Sally Beauty Holdings, Inc.*^	1,353,076
40,085	Signet Jewelers, Ltd.^	2,234,739
54,787	Urban Outfitters, Inc.*	2,440,761
52,223	Williams-Sonoma, Inc.^	3,205,448

		26,146,541

Technology Hardware, Storage & Peripherals (0.2%):
79,838	NCR Corp.*^	2,393,543

Textiles, Apparel & Luxury Goods (0.7%):
31,919	Carter’s, Inc.	3,459,700
20,671	Deckers Outdoor Corp.*	2,333,549
92,769	Skechers U.S.A., Inc., Class A*	2,783,998

		8,577,247

Thrifts & Mortgage Finance (0.5%):
5,345	LendingTree, Inc.*^	$1,142,761
333,880	New York Community Bancorp, Inc.^	3,686,036
58,262	Washington Federal, Inc.	1,905,167

		6,733,964

Trading Companies & Distributors (0.8%):
25,622	GATX Corp.^	1,901,921
31,138	MSC Industrial Direct Co., Inc., Class A	2,642,059
72,613	NOW, Inc.*^	967,931
21,774	Watsco, Inc.^	3,881,869

		9,393,780

Continued

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Water Utilities (0.3%):
121,030	Aqua America, Inc.^	$4,257,835

Wireless Telecommunication Services (0.1%):
63,737	Telephone & Data Systems, Inc.	1,747,669

Total Common Stocks (Cost $954,052,631)		1,201,071,147

Private Placements (1.2%):
Internet & Direct Marketing Retail (0.9%):
76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	11,715,541

Internet Software & Services (0.1%):
116,948	SurveyMonkey, 0.00%*(a)(b)	939,092

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,327,736
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	391,144
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	391,144

		2,110,024

Total Private Placements (Cost $6,233,173)		14,764,657

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.3%):
$338,154,566	AZL Mid Cap Index Fund Securities Lending Collateral Account(c)	$338,154,566

Total Securities Held as Collateral for Securities on Loan (Cost $338,154,566)		338,154,566

Unaffiliated Investment Company (1.6%):
19,733,018	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(d)	19,733,018

Total Unaffiliated Investment Company (Cost $19,733,018)		19,733,018

Total Investment Securities (Cost $1,318,173,388) — 127.0%(e)		1,573,723,388
Net other assets (liabilities) — (27.0)%		(334,098,464)

Net Assets — 100.0%		$1,239,624,924

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $330,216,683.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 1.19% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 1.19% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(d)	The rate represents the effective yield at June 30, 2018.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $834,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini September Futures (U.S Dollar)	9/21/18	127	$24,842,470	$(458,468)

				$(458,468)

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$1,318,173,388

Investment securities, at value*	$1,573,723,388
Segregated cash for collateral	834,000
Interest and dividends receivable	1,260,438
Receivable for investments sold	7,744,784
Receivable for variation margin on futures contracts	22,000
Reclaims receivable	8,248
Prepaid expenses	7,212

Total Assets	1,583,600,070

Liabilities:
Payable for investments purchased	4,109,972
Payable for capital shares redeemed	713,780
Payable for collateral received on loaned securities	338,154,566
Payable for variation margin on futures contracts	4,405
Manager fees payable	260,602
Administration fees payable	29,325
Distribution fees payable	249,105
Custodian fees payable	13,433
Administrative and compliance services fees payable	7,507
Transfer agent fees payable	4,121
Trustee fees payable	33,074
Other accrued liabilities	395,256

Total Liabilities	343,975,146

Net Assets	$1,239,624,924

Net Assets Consist of:
Capital	$814,362,855
Accumulated net investment income/(loss)	19,659,307
Accumulated net realized gains/(losses) from investment transactions	150,510,905
Net unrealized appreciation/(depreciation) on investments	255,091,857

Net Assets	$1,239,624,924

Class 1
Net Assets	$54,903,140
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,703,914
Net Asset Value (offering and redemption price per share)	$11.67

Class 2
Net Assets	$1,184,721,784
Shares of beneficial interest (unlimited number of shares authorized, no par value)	48,762,524
Net Asset Value (offering and redemption price per share)	$24.30

*	Includes securities on loan of $330,216,683.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$9,974,665
Interest	1,933
Income from securities lending	514,406
Foreign withholding tax	(5,009)

Total Investment Income	10,485,995

Expenses:
Manager fees	1,560,148
Administration fees	161,669
Distribution fees — Class 2	1,491,793
Custodian fees	17,505
Administrative and compliance services fees	9,092
Transfer agent fees	5,495
Trustee fees	29,743
Professional fees	30,455
Shareholder reports	15,907
Other expenses	131,563

Total expenses	3,453,370

Net Investment Income/(Loss)	7,032,625

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	57,730,089
Net realized gains/(losses) on futures contracts	427,373
Change in net unrealized appreciation/depreciation on investments	(20,388,936)
Change in net unrealized appreciation/depreciation on futures contracts	(412,765)

Net Realized/Unrealized Gains/(Losses) on Investments	37,355,761

Change in Net Assets Resulting From Operations	$44,388,386

See accompanying notes to the financial statements.

8

AZL Mid Cap Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,032,625	$12,543,746
Net realized gains/(losses) on investment transactions	58,157,462	99,059,290
Change in unrealized appreciation/depreciation on investments	(20,801,701)	69,166,076

Change in net assets resulting from operations	44,388,386	180,769,112

Distributions to Shareholders:
From net investment income:
Class 1	—	(548,121)
Class 2	—	(5,176,959)
From net realized gains:
Class 1	—	(5,404,193)
Class 2	—	(56,722,231)

Change in net assets resulting from distributions to shareholders	—	(67,851,504)

Capital Transactions:
Class 1
Proceeds from shares issued	417	141,112
Proceeds from dividends reinvested	—	5,952,314
Value of shares redeemed	(2,902,300)	(6,813,790)

Total Class 1 Shares	(2,901,883)	(720,364)

Class 2
Proceeds from shares issued	31,785,612	74,869,811
Proceeds from dividends reinvested	—	61,899,190
Value of shares redeemed	(98,345,590)	(261,118,646)

Total Class 2 Shares	(66,559,978)	(124,349,645)

Change in net assets resulting from capital transactions	(69,461,861)	(125,070,009)

Change in net assets	(25,073,475)	(12,152,401)
Net Assets:
Beginning of period	1,264,698,399	1,276,850,800

End of period	$1,239,624,924	$1,264,698,399

Accumulated net investment income/(loss)	$19,659,307	$12,626,682

Share Transactions:
Class 1
Shares issued	36	12,884
Dividends reinvested	—	568,511
Shares redeemed	(252,814)	(605,288)

Total Class 1 Shares	(252,778)	(23,893)

Class 2
Shares issued	1,325,132	3,334,698
Dividends reinvested	—	2,835,510
Shares redeemed	(4,122,457)	(11,596,024)

Total Class 2 Shares	(2,797,325)	(5,425,816)

Change in shares	(3,050,103)	(5,449,709)

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$11.25		$10.90	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.14		0.25	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.28		1.41	0.78

Total from Investment Activities	0.42		1.66	0.90

Dividends to Shareholders From:
Net Investment Income	—		(0.12)	—
Net Realized Gains	—		(1.19)	—

Total Dividends	—		(1.31)	—

Net Asset Value, End of Period	$11.67		$11.25	$10.90

Total Return(a)	3.73	%(b)	16.08%	9.00	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$54,903		$55,764	$54,300
Net Investment Income/(Loss)(c)	1.36%		1.27%	1.26%
Expenses Before Reductions(c)(d)	0.31%		0.31%	0.31%
Expenses Net of Reductions(c)	0.31%		0.31%	0.31%
Portfolio Turnover Rate(e)	8%		21%	86	%(f)
Class 2
Net Asset Value, Beginning of Period	$23.45		$21.45	$21.10		$23.49	$22.43	$17.27

Investment Activities:
Net Investment Income/(Loss)	0.14		0.24	0.13		0.30	0.19	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.71		3.06	3.67		(0.91)	1.85	5.47

Total from Investment Activities	0.85		3.30	3.80		(0.61)	2.04	5.61

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	(0.24)		(0.27)	(0.16)	(0.14)
Net Realized Gains	—		(1.19)	(3.21)		(1.51)	(0.82)	(0.31)

Total Dividends	—		(1.30)	(3.45)		(1.78)	(0.98)	(0.45)

Net Asset Value, End of Period	$24.30		$23.45	$21.45		$21.10	$23.49	$22.43

Total Return(a)	3.58	%(b)	15.80%	19.52%		(2.67)%	9.21%	32.71%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,184,722		$1,208,935	$1,222,550		$406,092	$554,440	$492,994
Net Investment Income/(Loss)(c)	1.12%		1.02%	1.14%		0.95%	0.88%	0.86%
Expenses Before Reductions(c)(d)	0.56%		0.56%	0.57%		0.57%	0.57%	0.58%
Expenses Net of Reductions(c)	0.56%		0.56%	0.57%		0.57%	0.57%	0.58%
Portfolio Turnover Rate(e)	8%		21%	86	%(f)	26%	13%	12%

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(f)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $293 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $50,845 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $338,154,566 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $23.8 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$458,468

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$427,373	$(412,765)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Mid Cap Index Fund Class 1	0.25%	0.46%
AZL Mid Cap Index Fund Class 2	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $5,703 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks+	$1,195,883,737	$5,187,410	$—	$—	$1,201,071,147
Private Placements	—	—	14,764,657	—	14,764,657
Securities Held as Collateral for Securities on Loan	—	—	—	338,154,566	338,154,566
Unaffiliated Investment Company	19,733,018	—	—	—	19,733,018

Total Investment Securities	1,215,616,755	5,187,410	14,764,657	338,154,566	1,573,723,388

Other Financial Instruments:*
Futures Contracts	(458,468)	—	—	—	(458,468)

Total Investments	$1,215,158,287	$5,187,410	$14,764,657	$338,154,566	$1,573,264,920

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$100,044,748	$161,789,788

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2018 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Airbnb, Inc., Series D	4/16/14	$3,131,402	$76,914	$11,715,541	0.95%
Palantir Technologies, Inc., Series H1	10/25/13	237,529	67,672	391,144	0.03%
Palantir Technologies, Inc., Series H	10/25/13	237,529	67,672	391,144	0.03%
Palantir Technologies, Inc., Series G	7/19/12	702,919	229,712	1,327,736	0.11%
SurveyMonkey	11/25/14	1,923,795	116,948	939,092	0.08%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $1,323,128,568. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$285,713,102
Unrealized (depreciation)	(35,118,282)

Net unrealized appreciation/(depreciation)	$250,594,820

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Mid Cap Index Fund	$5,725,080	$62,126,424	$67,851,504

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Mid Cap Index Fund	$34,345,973	$77,554,982	$—	$268,972,728	$380,873,683

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

15

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

17

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Moderate Index Strategy Fund	$1,000.00	$1,003.80	$0.35	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Moderate Index Strategy Fund	$1,000.00	$1,024.43	$0.35	0.07%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Affiliated Investment Companies	100.1%

Total Investment Securities	100.1
Net other assets (liabilities)	(0.1)

Net Assets	100.0%

1

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):
25,916,449	AZL Enhanced Bond Index Fund	$277,046,839
6,000,309	AZL International Index Fund, Class 2	100,925,195
2,544,955	AZL Mid Cap Index Fund, Class 2	61,842,406
1,909,131	AZL Small Cap Stock Index Fund, Class 2	31,004,282
13,078,427	AZL S&P 500 Index Fund, Class 2	215,924,829

Total Affiliated Investment Companies (Cost $615,629,483)		686,743,551

Total Investment Securities (Cost $615,629,483) — 100.1%(a)		686,743,551
Net other assets (liabilities) — (0.1)%		(369,035)

Net Assets — 100.0%		$686,374,516

Percentages indicated are based on net assets as of June 30, 2018.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliates, at cost	$615,629,483

Investments in affiliates, at value	$686,743,551
Foreign currency, at value (cost $23,352)	23,352
Receivable for investments sold	369,085
Reclaims receivable	162,802
Prepaid expenses	4,301

Total Assets	687,303,091

Liabilities:
Cash overdraft	392,437
Payable for capital shares redeemed	474,070
Manager fees payable	28,609
Administration fees payable	156
Custodian fees payable	987
Administrative and compliance services fees payable	1,011
Transfer agent fees payable	590
Trustee fees payable	4,621
Other accrued liabilities	26,094

Total Liabilities	928,575

Net Assets	$686,374,516

Net Assets Consist of:
Capital	$574,016,781
Accumulated net investment income/(loss)	6,314,848
Accumulated net realized gains/(losses) from investment transactions	34,926,879
Net unrealized appreciation/(depreciation) on investments	71,116,008

Net Assets	$686,374,516

Shares of beneficial interest (unlimited number of shares authorized, no par value)	51,414,019
Net Asset Value (offering and redemption price per share)	$13.35

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$34

Total Investment Income	34

Expenses:
Manager fees	1,417,624
Administration fees	26,668
Custodian fees	3,856
Administrative and compliance services fees	4,679
Transfer agent fees	2,564
Trustee fees	15,307
Professional fees	15,434
Shareholder reports	7,123
Other expenses	6,312

Total expenses before reductions	1,499,567
Less expenses voluntarily waived/reimbursed by the Manager	(1,240,416)

Net expenses	259,151

Net Investment Income/(Loss)	(259,117)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	940
Net realized gains/(losses) on affiliated transactions	8,863,748
Change in net unrealized appreciation/depreciation on investments	(3,122)
Change in net unrealized appreciation/depreciation on affiliated transactions	(6,150,411)

Net Realized/Unrealized Gains/(Losses) on Investments	2,711,155

Change in Net Assets Resulting From Operations	$2,452,038

See accompanying notes to the financial statements.

3

AZL Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(259,117)	$5,606,970
Net realized gains/(losses) on investment transactions	8,864,688	27,056,194
Change in unrealized appreciation/depreciation on investments	(6,153,533)	58,697,181

Change in net assets resulting from operations	2,452,038	91,360,345

Distributions to Shareholders:
From net investment income	—	(15,250,038)
From net realized gains	—	(164,931,095)

Change in net assets resulting from distributions to shareholders	—	(180,181,133)

Capital Transactions:
Proceeds from shares issued	2,483,365	26,825,246
Proceeds from dividends reinvested	—	180,181,133
Value of shares redeemed	(59,520,161)	(98,159,965)

Change in net assets resulting from capital transactions	(57,036,796)	108,846,414

Change in net assets	(54,584,758)	20,025,626
Net Assets:
Beginning of period	740,959,274	720,933,648

End of period	$686,374,516	$740,959,274

Accumulated net investment income/(loss)	$6,314,848	$6,573,965

Share Transactions:
Shares issued	184,872	1,705,435
Dividends reinvested	—	14,076,651
Shares redeemed	(4,462,676)	(6,481,019)

Change in shares	(4,277,804)	9,301,067

See accompanying notes to the financial statements.

4

AZL Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.30		$15.54		$15.03	$16.50	$15.73		$12.73

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.12		0.32	0.19	0.23		0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.05		1.78		1.00	(0.61)	1.10		3.02

Total from Investment Activities	0.05		1.90		1.32	(0.42)	1.33		3.13

Dividends to Shareholders From:
Net Investment Income	—		(0.35)		(0.30)	(0.36)	(0.13)		(0.13)
Net Realized Gains	—		(3.79)		(0.51)	(0.69)	(0.43)		—

Total Dividends	—		(4.14)		(0.81)	(1.05)	(0.56)		(0.13)

Net Asset Value, End of Period	$13.35		$13.30		$15.54	$15.03	$16.50		$15.73

Total Return(b)	0.38	%(c)	13.30%		8.91%	(2.47)%	8.50%		24.67%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$686,375		$740,959		$720,934	$1,282,506	$1,317,095		$1,072,014
Net Investment Income/(Loss)(d)	(0.07)%		0.77%		1.25%	1.22%	1.57%		1.20%
Expenses Before Reductions*(d)(e)	0.42%		0.43%		0.96%	1.05%	1.05%		1.06%
Expenses Net of Reductions*(d)	0.07%		0.08%		0.83%	0.96%	0.96%		0.97%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	0.07%		0.08%		0.83%	0.96%	0.96	%(f)	0.97	%(f)
Portfolio Turnover Rate	—	(c)(g)	7	%(h)	190%	117%	119%		52%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(g)	Represents less than 0.5%.

(h)

The Fund’s purchases and sales of securities and, accordingly, portfolio turnover ratio decreased during 2017 as a result of a change in the Fund’s investment strategy which became effective October 14, 2016.

See accompanying notes to the financial statements.

5

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index Strategy Fund (the “Fund”), and 22 are presented in separate reports. The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

6

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Moderate Index Strategy Fund	0.40%	0.20%

*	The Manager voluntarily reduced the management fee to 0.05% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2018, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2018 is as follows:

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018
AZL Enhanced Bond Index Fund	$294,359,436	$1,548,915	$(13,447,893)	$(286,531)	$(5,127,088)	$277,046,839	25,916,449
AZL International Index Fund, Class 2	112,242,570	—	(8,565,750)	1,733,060	(4,484,685)	100,925,195	6,000,309
AZL Mid Cap Index Fund, Class 2	67,236,926	—	(7,669,855)	1,434,082	841,253	61,842,406	2,544,955
AZL Small Cap Stock Index Fund, Class 2	33,932,605	—	(5,804,465)	1,270,168	1,605,974	31,004,282	1,909,131
AZL S&P 500 Index Fund, Class 2	233,580,884	—	(23,383,159)	4,712,969	1,014,135	215,924,829	13,078,427

	$741,352,421	$1,548,915	$(58,871,122)	$8,863,748	$(6,150,411)	$686,743,551	49,449,271

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $3,275 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance

7

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Total
Affiliated Investment Companies	$686,743,551	$686,743,551

Total Investments	$686,743,551	$686,743,551

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Moderate Index Strategy Fund	$1,548,915	$58,871,122

6. Investment Risks

Fund of Funds Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $615,745,576. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$76,600,126
Unrealized (depreciation)	(5,602,151)

Net unrealized appreciation/(depreciation)	$70,997,975

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Moderate Index Strategy Fund	$30,788,638	$149,392,495	$180,181,133

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

8

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Moderate Index Strategy Fund	$14,285,211	$18,424,005	$—	$77,196,481	$109,905,697

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 95% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Morgan Stanley Global Real Estate Fund, Class 1	$1,000.00	$1,002.10	$4.87	0.98%
AZL Morgan Stanley Global Real Estate Fund, Class 2	$1,000.00	$1,000.00	$6.10	1.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Morgan Stanley Global Real Estate Fund, Class 1	$1,000.00	$1,019.94	$4.91	0.98%
AZL Morgan Stanley Global Real Estate Fund, Class 2	$1,000.00	$1,018.70	$6.16	1.23%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United States	55.2%
Hong Kong	11.0
Japan	8.3
United Kingdom	5.6
France	4.8
Australia	3.7
Germany	2.5
Bermuda	1.8
Canada	1.6
Singapore	1.0
All other countries	3.2

Total Common Stocks	98.7
Securities Held as Collateral for Securities on Loan	3.8
Money Market	0.7

Total Investment Securities	103.2
Net other assets (liabilities)	(3.2)

Net Assets	100.0%

1

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Diversified Real Estate Activities (7.6%):
100	City Developments, Ltd.	$804
57,883	Henderson Land Development Co., Ltd.	304,663
121,111	Mitsubishi Estate Co., Ltd.	2,115,876
90,698	Mitsui Fudosan Co., Ltd.	2,186,545
481,801	New World Development Co., Ltd.	673,326
19,331	Sumitomo Realty & Development Co., Ltd.	711,665
188,971	Sun Hung Kai Properties, Ltd.	2,835,321
23,615	UOL Group, Ltd.	131,740
218,399	Wharf Holdings, Ltd. (The)	699,570

		9,659,510

Diversified REITs (6.4%):
68	Activia Properties, Inc.	311,833
2,441	Fonciere des Regions SA	253,833
16,391	Forest City Realty Trust, Inc., Class A	373,879
5,633	Gecina SA	941,818
118,779	GPT Group	446,253
11,299	H&R Real Estate Investment Trust	172,945
95,681	Hibernia REIT plc	167,593
6,593	Hispania Activos Inmobiliarios SA	140,376
28	Hulic REIT, Inc.	43,391
4,270	ICADE	400,254
11	Kenedix Office Investment Corp.	68,406
148,448	Land Securities Group plc	1,868,376
4,585	Liberty Property Trust	203,253
55,718	Merlin Properties Socimi SA	809,267
244,401	Mirvac Group	393,477
399	Nomura Real Estate Master Fund, Inc.	563,563
126,405	Stockland Trust Group	372,472
85,764	Suntec REIT	109,091
235	United Urban Investment Corp.	365,228

		8,005,308

Environmental & Facilities Services (0.1%):
28,250	A-Living Services Co., Ltd., Class H*	51,711
10,000	Country Garden Services Holdings Co., Ltd.*^	12,823

		64,534

Health Care Facilities (0.1%):
15,981	Extendicare, Inc.	88,142

Health Care REITs (4.2%):
67,668	HCP, Inc.	1,747,188
50,458	Healthcare Realty Trust, Inc.	1,467,319
20,174	Healthcare Trust of America, Inc., Class A	543,891
15,260	Ventas, Inc.	869,057
10,405	Welltower, Inc.	652,289

		5,279,744

Hotel & Resort REITs (2.8%):
30,573	Chesapeake Lodging Trust^	967,330
77,592	Host Hotels & Resorts, Inc.	1,634,863
580	Invincible Investment Corp.	261,312
246	Japan Hotel REIT Investment Corp.	184,359
23,484	RLJ Lodging Trust	517,822

		3,565,686

Hotels, Resorts & Cruise Lines (0.1%):
1,530	Hilton Worldwide Holdings, Inc.	121,115

Shares		Fair Value
Common Stocks, continued
Industrial REITs (5.1%):
107,998	Ascendas Real Estate Investment Trust	$209,620
26,247	DCT Industrial Trust, Inc.	1,751,462
13,090	Duke Realty Corp.	380,003
16,700	Ec World REIT	8,828
393	GLP J-REIT	417,354
110,253	Macquarie Goodman Group	786,831
39,500	Mapletree Logistics Trust	35,637
38	Nippon Prologis REIT, Inc.	78,847
32,927	ProLogis, Inc.	2,162,975
15,447	Rexford Industrial Realty, Inc.	484,881
10,958	SERGO plc	96,773

		6,413,211

Mortgage REITs (0.5%):
10,750	Blackstone Mortgage Trust, Inc., Class A^	337,872
19,410	Ladder Capital Corp.	303,184

		641,056

Office REITs (20.5%):
3,511	Alexandria Real Estate Equities, Inc.	442,983
9,412	Alstria Office REIT-AG	141,404
54,391	Beni Stabili SpA	47,626
35,872	Boston Properties, Inc.	4,499,065
29,416	Brandywine Realty Trust	496,542
185,344	CapitaLand Commercial Trust	225,532
527,000	Champion REIT	350,280
21,936	Columbia Property Trust, Inc.	498,167
15,712	Corporate Office Properties Trust^	455,491
35,168	Cousins Properties, Inc.	340,778
14	Daiwa Office Investment Corp.	80,485
25,497	Derwent Valley Holdings plc	1,044,816
100,500	Dexus Property Group	724,530
4,715	Douglas Emmett, Inc.	189,449
100,441	Great Portland Estates plc	946,243
271,019	Green REIT plc	468,323
10,336	Hudson Pacific Properties, Inc.	366,204
115	Japan Real Estate Investment Corp.	608,539
13,652	JBG SMITH Properties	497,888
223,921	Keppel REIT	181,041
10,316	Kilroy Realty Corp.	780,302
62,476	Mack-Cali Realty Corp.	1,267,013
149	Nippon Building Fund, Inc.	859,681
40	ORIX JREIT, Inc.	63,857
112,854	Paramount Group, Inc.	1,737,952
42,895	SL Green Realty Corp.	4,312,233
15,743	Tier REIT, Inc.	374,369
45,262	Vornado Realty Trust	3,345,766

		25,346,559

Real Estate Development (2.7%):
111,925	China Overseas Land & Investment, Ltd.	366,161
24,000	China Resources Land, Ltd.	80,333
46,500	China Vanke Co., Ltd., Class H	162,367
185,040	CK Asset Holdings, Ltd.	1,462,077
87,000	Country Garden Holdings Co., Ltd.	151,785
122,000	Guangzhou R&F Properties Co., Ltd., Class H	244,684
226,000	Sino Land Co., Ltd.	366,561

Continued

2

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Development, continued
58,371	St. Modwen Properties plc	$323,729
38,650	Urban & Civic plc	175,879

		3,333,576

Real Estate Operating Companies (10.6%):
2,253	ADO Properties SA	122,625
36,230	Atrium European Real Estate, Ltd.	164,190
12,244	Atrium Ljungberg AB, Class B	197,550
2,485,087	BGP Holdings plc*(a)(b)	2,902
3,129	Carmila SA	87,163
16,090	Castellum AB	260,633
111,050	Citycon OYJ^	240,301
2,212	Deutsche Euroshop AG	78,137
17,877	Deutsche Wohnen AG	863,342
33,361	Entra ASA	455,575
36,492	First Capital Realty, Inc.	573,545
15,953	Grainger Trust plc	64,792
312,752	Hongkong Land Holdings, Ltd.	2,237,478
37,080	Hufvudstaden AB	530,862
45,156	Hulic Co., Ltd.	480,826
179,669	Hysan Development Co., Ltd.	999,919
12,739	Inmobiliaria Colonial SA	140,670
25,443	Kojamo Oyj*	271,846
15,253	Kungsleden AB	105,204
3,144	LEG Immobilien AG	341,563
214,000	LXB Retail Properties plc*	62,405
61,964	Norwegian Property ASA	82,172
6,560	PSP Swiss Property AG	609,226
427,529	Swire Properties, Ltd.	1,580,141
31,354	Vonovia SE	1,491,717
164,710	Wharf Real Estate Investment Co., Ltd.	1,169,677

		13,214,461

Real Estate Services (0.1%):
214,800	APAC Realty, Ltd.	130,485

Residential REITs (9.9%):
134	Advance Residence Investment	343,334
10,882	American Campus Communities, Inc.	466,620
61,681	American Homes 4 Rent, Class A	1,368,085
12,550	Apartment Investment & Management Co., Class A	530,865
16,341	AvalonBay Communities, Inc.	2,808,854
6,448	Boardwalk REIT^	224,024
14,625	Camden Property Trust	1,332,776
3,670	Education Realty Trust, Inc.	152,305
32,822	Equity Residential Property Trust	2,090,433
4,285	Essex Property Trust, Inc.	1,024,415
15,404	Invitation Homes, Inc.^	355,216
10,950	Mid-America Apartment Communities, Inc.	1,102,337
13,812	UDR, Inc.	518,502

		12,317,766

Retail REITs (23.1%):
182,901	British Land Co. plc	1,622,012
66,641	Brixmor Property Group, Inc.	1,161,553
3,085	Capital & Regional plc	2,071
141,552	CapitaMall Trust	214,802
16,435	Crombie REIT	159,036

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REITs, continued
5,215	DDR Corp.^	$93,349
15,475	Eurocommercial Properties NV	656,660
1,113	Federal Realty Investment Trust	140,850
125,188	Ggp US	2,557,591
59,056	Hammerson plc	406,133
289	Japan Retail Fund Investment Corp.	521,419
31,442	Kimco Realty Corp.	534,200
30,296	Klepierre	1,139,469
68,402	Liberty International plc	162,553
266,884	Link REIT (The)	2,426,445
18,904	Macerich Co. (The)^	1,074,314
23,441	Mercialys SA	408,072
16,041	Pennsylvania Real Estate Investment Trust^	176,291
36,249	Regency Centers Corp.	2,250,338
34,639	RioCan REIT	636,387
411,217	Scentre Group	1,339,441
11,549	Shaftesbury plc	142,445
48,529	Simon Property Group, Inc.	8,259,150
5,092	Smart Real Estate Investment Trust	118,265
9,121	Unibail-Rodamco-Westfield	2,008,180
60,920	Unibail-Rodamco-Westfield*	661,248
265,848	Vicinity Centres	510,027

		29,382,301

Specialized REITs (4.9%):
35,448	CubeSmart	1,142,135
5,555	Digital Realty Trust, Inc.	619,827
5,650	Extra Space Storage, Inc.^	563,927
12,252	Gaming & Leisure Properties, Inc.	438,622
3,850	Life Storage, Inc.	374,644
9,692	Public Storage, Inc.	2,198,727
22,321	QTS Realty Trust, Inc., Class A^	881,680

		6,219,562

Total Common Stocks (Cost $112,721,124)		123,783,016

Securities Held as Collateral for Securities on Loan (3.8%):
$4,750,710	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(c)	4,750,710

Total Securities Held as Collateral for Securities on Loan (Cost $4,750,710)		4,750,710

Unaffiliated Investment Company (0.7%):
913,940	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(d)	913,940

Total Unaffiliated Investment Company (Cost $913,940)		913,940

Total Investment Securities (Cost $118,385,774) — 103.2%(e)		129,447,666
Net other assets (liabilities) — (3.2)%		(4,005,488)

Net Assets — 100.0%		$125,442,178

Continued

3

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2018.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $4,638,661.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.00% of the net assets of the Fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(d)	The rate represents the effective yield at June 30, 2018.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Australia	3.5%
Bermuda	1.7%
Canada	1.5%
China	0.3%
Finland	0.4%
France	4.6%
Germany	2.3%
Hong Kong	10.6%
Ireland	0.5%
Italy	— %^
Japan	7.9%

Country	Percentage
Jersey	0.1%
Netherlands	0.5%
Norway	0.4%
Singapore	1.0%
Spain	0.8%
Sweden	0.8%
Switzerland	0.5%
United Kingdom	5.3%
United States	57.3%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the financial statements.

4

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$118,385,774

Investment securities, at value*	$129,447,666
Interest and dividends receivable	513,988
Foreign currency, at value (cost $192,279)	191,372
Receivable for investments sold	249,554
Reclaims receivable	141,495
Prepaid expenses	770

Total Assets	130,544,845

Liabilities:
Payable for investments purchased	128,959
Payable for capital shares redeemed	85,517
Payable for collateral received on loaned securities	4,750,710
Manager fees payable	87,948
Administration fees payable	3,079
Distribution fees payable	20,970
Custodian fees payable	6,883
Administrative and compliance services fees payable	256
Transfer agent fees payable	1,311
Trustee fees payable	1,088
Other accrued liabilities	15,946

Total Liabilities	5,102,667

Net Assets	$125,442,178

Net Assets Consist of:
Capital	$106,219,589
Accumulated net investment income/(loss)	5,392,035
Accumulated net realized gains/(losses) from investment transactions	2,765,441
Net unrealized appreciation/(depreciation) on investments	11,065,113

Net Assets	$125,442,178

Class 1
Net Assets	$23,782,505
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,442,352
Net Asset Value (offering and redemption price per share)	$9.74

Class 2
Net Assets	$101,659,673
Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,780,371
Net Asset Value (offering and redemption price per share)	$10.39

*	Includes securities on loan of $4,638,661.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$2,833,124
Income from securities lending	24,649
Foreign withholding tax	(163,831)

Total Investment Income	2,693,942

Expenses:
Manager fees	567,339
Administration fees	30,516
Distribution fees — Class 2	127,753
Custodian fees	27,552
Administrative and compliance services fees	957
Transfer agent fees	5,114
Trustee fees	3,165
Professional fees	3,191
Shareholder reports	6,154
Other expenses	3,079

Total expenses before reductions	774,820
Less expenses voluntarily waived/reimbursed by the Manager	(31,520)

Net expenses	743,300

Net Investment Income/(Loss)	1,950,642

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	342,353
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(2,495,290)

Net Realized/Unrealized Gains/(Losses) on Investments	(2,152,937)

Change in Net Assets Resulting From Operations	$(202,295)

See accompanying notes to the financial statements.

5

AZL Morgan Stanley Global Real Estate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,950,642	$3,052,930
Net realized gains/(losses) on investment transactions	342,353	9,568,019
Change in unrealized appreciation/depreciation on investments	(2,495,290)	207,580

Change in net assets resulting from operations	(202,295)	12,828,529

Distributions to Shareholders:
From net investment income:
Class 1	—	(1,035,506)
Class 2	—	(4,103,304)
From net realized gains:
Class 1	—	(2,055,660)
Class 2	—	(8,265,786)

Change in net assets resulting from distributions to shareholders	—	(15,460,256)

Capital Transactions:
Class 1
Proceeds from shares issued	12,608	14,573
Proceeds from dividends reinvested	—	3,091,166
Value of shares redeemed	(2,010,281)	(4,020,059)

Total Class 1 Shares	(1,997,673)	(914,320)

Class 2
Proceeds from shares issued	273,664	800,139
Proceeds from dividends reinvested	—	12,369,090
Value of shares redeemed	(8,351,341)	(16,544,139)

Total Class 2 Shares	(8,077,677)	(3,374,910)

Change in net assets resulting from capital transactions	(10,075,350)	(4,289,230)

Change in net assets	(10,277,645)	(6,920,957)
Net Assets:
Beginning of period	135,719,823	142,640,780

End of period	$125,442,178	$135,719,823

Accumulated net investment income/(loss)	$5,392,035	$3,441,393

Share Transactions:
Class 1
Shares issued	1,335	1,434
Dividends reinvested	—	332,741
Shares redeemed	(213,242)	(397,099)

Total Class 1 Shares	(211,907)	(62,924)

Class 2
Shares issued	26,913	73,913
Dividends reinvested	—	1,245,629
Shares redeemed	(830,538)	(1,538,982)

Total Class 2 Shares	(803,625)	(219,440)

Change in shares	(1,015,532)	(282,364)

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$9.72		$10.05	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.18		0.28	—	^+
Net Realized and Unrealized Gains/(Losses) on Investments	(0.16)		0.67	0.05

Total from Investment Activities	0.02		0.95	0.05

Dividends to Shareholders From:
Net Investment Income	—		(0.43)	—
Net Realized Gains	—		(0.85)	—

Total Dividends	—		(1.28)	—

Net Asset Value, End of Period	$9.74		$9.72	$10.05

Total Return(a)	0.21	%(b)	10.00%	0.50	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$23,783		$25,794	$27,302
Net Investment Income/(Loss)(c)	3.30%		2.38%	0.13%
Expenses Before Reductions(c)(d)	1.03%		1.03%	1.04%
Expenses Net of Reductions(c)	0.98%		0.98%	1.03%
Portfolio Turnover Rate(e)	17%		33%	52%
Class 2
Net Asset Value, Beginning of Period	$10.39		$10.68	$10.51		$11.11	$9.86	$9.99

Investment Activities:
Net Investment Income/(Loss)	0.18		0.27	0.20	^	0.22	0.18	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(0.18)		0.71	0.13		(0.39)	1.17	0.14

Total from Investment Activities	—		0.98	0.33		(0.17)	1.35	0.30

Dividends to Shareholders From:
Net Investment Income	—		(0.42)	(0.16)		(0.43)	(0.10)	(0.43)
Net Realized Gains	—		(0.85)	—		—	—	—

Total Dividends	—		(1.27)	(0.16)		(0.43)	(0.10)	(0.43)

Net Asset Value, End of Period	$10.39		$10.39	$10.68		$10.51	$11.11	$9.86

Total Return(a)	0.00	%(b)	9.72%	3.14%		(1.34)%	13.77%	3.02%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$101,660		$109,926	$115,339		$159,821	$187,892	$181,795
Net Investment Income/(Loss)(c)	3.05%		2.17%	1.84%		1.70%	1.67%	1.43%
Expenses Before Reductions(c)(d)	1.28%		1.28%	1.29%		1.29%	1.29%	1.29%
Expenses Net of Reductions(c)	1.23%		1.23%	1.29%		1.29%	1.28%	1.29%
Portfolio Turnover Rate(e)	17%		33%	52%		25%	32%	29%

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

^	Average shares method used in calculations.

+	Represents less than $0.005

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

7

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $11 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,382 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions	$4,506,933	$243,777	$—	$—	$4,750,710

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Morgan Stanley Global Real Estate Fund Class 1	0.90%	1.10%
AZL Morgan Stanley Global Real Estate Fund Class 2	0.90%	1.35%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

9

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $581 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

10

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks
Diversified Real Estate Activities	$—	$9,659,510	$—	$—	$9,659,510
Diversified REITs	750,077	7,255,231	—	—	8,005,308
Environmental & Facilities Services	12,823	51,711	—	—	64,534
Hotel & Resort REITs	3,120,015	445,671	—	—	3,565,686
Industrial REITs	4,779,321	1,633,890	—	—	6,413,211
Office REITs	19,604,202	5,742,357	—	—	25,346,559
Real Estate Development	—	3,333,576	—	—	3,333,576
Real Estate Operating Companies	907,796	12,303,763	2,902	—	13,214,461
Real Estate Services	—	130,485	—	—	130,485
Residential REITs	11,974,432	343,334	—	—	12,317,766
Retail REITs	19,830,752	9,551,549	—	—	29,382,301
Other Common Stocks+	12,349,619	—	—	—	12,349,619
Securities Held as Collateral for Securities on Loan	—	—	—	4,750,710	4,750,710
Unaffiliated Investment Company	913,940	—	—	—	913,940

Total Investments	$74,242,977	$50,451,077	$2,902	$4,750,710	$129,447,666

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$22,050,762	$30,125,051

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Real Estate Investments Risk: The performance of REITs depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $123,230,043. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,969,954
Unrealized (depreciation)	(2,752,331)

Net unrealized appreciation/(depreciation)	$6,217,623

11

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$5,138,810	$10,321,446	$15,460,256

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Global Real Estate Fund	$4,751,343	$6,622,033	$—	$8,051,508	$19,424,884

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 95% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MSCI Emerging Markets Equity Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 14

Statement of Operations Page 14

Statements of Changes in Net Assets Page 15

Financial Highlights Page 16

Notes to the Financial Statements Page 17

Other Information Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Emerging Markets Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$928.20	$3.16	0.66%
AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$927.00	$4.35	0.91%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,021.54	$3.31	0.66%
AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,020.30	$4.56	0.91%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	27.7%
Financials	22.9
Consumer Discretionary	9.4
Materials	7.5
Energy	7.3
Consumer Staples	6.7
Industrials	4.7
Telecommunication Services	4.3
Health Care	3.1
Real Estate	3.0
Utilities	1.9

Total Common Stocks and Preferred Stocks	98.5
Right	— ^
Securities Held as Collateral for Securities on Loan	1.1
Money Market	0.6

Total Investment Securities	100.2
Net other assets (liabilities)	(0.2)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (96.6%):
Aerospace & Defense (0.2%):
14,149	Aselsan Elektronik Sanayi Ve Ticaret AS	$71,278
139,000	AviChina Industry & Technology Co., Ltd.	82,483
44,263	Embraer SA	276,430
4,418	Korea Aerospace Industries, Ltd.*	163,120

		593,311

Air Freight & Logistics (0.0%):
936	Hyundai Glovis Co., Ltd.	96,884
92,000	Sinotrans, Ltd.	48,304

		145,188

Airlines (0.2%):
126,000	Air China, Ltd.	120,677
89,500	AirAsia Berhad	66,290
188,000	China Airlines, Ltd.*	58,771
39,299	China Eastern Airlines Corp., Ltd.	39,142
126,000	China Southern Airlines Co., Ltd., Class H	98,211
144,200	Eva Airways Corp.	69,735
3,195	Korean Air Lines Co., Ltd.	80,915
17,509	Latam Airlines Group SA	172,974
38,206	Turk Hava Yollari Anonim Ortakligi*	112,584

		819,299

Auto Components (0.5%):
14,500	Bharat Forge, Ltd.	129,582
396	Bosch, Ltd.	101,131
93,000	Cheng Shin Rubber Industry Co., Ltd.	139,798
182,000	China First Capital Group, Ltd.*	115,918
37,200	Fuyao Glass Industry Group Co., Ltd., Class H	125,574
4,033	Hankook Tire Co., Ltd.	152,031
9,599	Hanon Systems	91,222
3,942	Hyundai Mobis Co., Ltd.	749,089
34,367	Motherson Sumi Systems, Ltd.	142,608
45,000	Nexteer Automotive Group, Ltd.	66,139

		1,813,092

Automobiles (2.0%):
91,500	Baic Motor Corp., Ltd.	87,122
4,334	Bajaj Auto, Ltd.	177,684
182,000	Brilliance China Automotive Holdings, Ltd.	327,348
41,500	BYD Co., Ltd., Class H^	250,467
188,000	Dongfeng Motor Corp., Series H	198,522
5,291	Ford Otomotiv Sanayi AS	70,527
301,000	Geely Automobile Holdings, Ltd.	772,483
203,000	Great Wall Motor Co.^	154,516
179,200	Guangzhou Automobile Group Co., Ltd.	173,947
2,718	Hero MotoCorp, Ltd.	137,723
8,619	Hyundai Motor Co.	969,819
1,672	Hyundai Motor Co., Ltd.	123,318
15,517	Kia Motors Corp.	429,219
45,251	Mahindra & Mahindra, Ltd.	591,510
6,334	Maruti Suzuki India, Ltd.	815,382
1,170,300	PT Astra International Tbk	537,950
7,500	SAIC Motor Corp., Ltd.*	39,548
89,282	Tata Motors, Ltd.*	350,376

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
8,708	Tofas Turk Otomobil Fabrikasi AS	$45,593
32,400	UMW Holdings Berhad	47,871

		6,300,925

Banks (14.8%):
126,709	Abu Dhabi Commercial Bank	243,646
119,900	Agricultural Bank of China, Ltd.	62,168
1,591,000	Agricultural Bank of China, Ltd.	738,930
99,644	Akbank T.A.S.	162,708
6,260	Alior Bank SA*	111,116
71,600	Alliance Financial Group Berhad	71,535
86,256	Alpha Bank SA*	192,744
89,500	AMMB Holdings Berhad	83,022
107,546	Axis Bank, Ltd.	801,211
63,132	Banco Bradesco SA	394,269
1,469,318	Banco de Chile	227,299
2,595	Banco de Credito e Inversiones	172,837
47,979	Banco do Brasil SA	352,259
25,431	Banco Santander Brasil SA	191,963
4,100,296	Banco Santander Chile	321,295
113,116	Banco Santander Mexico SA, Class B	152,337
28,297	Bancolombia SA	345,061
13,323	Bancolombia SA	160,645
16,800	Bangkok Bank Public Co., Ltd.	100,624
2,261	Bank Handlowy w Warszawie SA	42,656
41,982	Bank Millennium SA*	89,883
4,696,000	Bank of China, Ltd.	2,314,017
568,000	Bank of Communications Co., Ltd., Class H	432,950
59,366	Bank of the Philippine Islands	98,427
10,434	Bank Pekao SA	313,727
2,138	Bank Zachodni WBK SA	189,942
43,053	Barclays Africa Group, Ltd.	501,876
121,514	BDO Unibank, Inc.	285,209
15,481	BNK Financial Group, Inc.	129,764
2,266	Capitec Bank Holdings, Ltd.	143,354
281,100	Chang Hwa Commercial Bank	163,329
565,000	China Citic Bank Co., Ltd.	351,285
5,538,000	China Construction Bank	5,078,327
32,600	China Construction Bank Corp.	32,205
890,000	China Development Financial Holding Corp.	325,298
136,000	China Everbright Bank Co., Series H	58,151
68,200	China Everbright Bank Co., Ltd.	37,604
237,500	China Merchants Bank Co., Ltd.*	868,387
14,100	China Merchants Bank Co., Ltd.*	56,061
385,800	China Minsheng Banking Corp., Ltd.	274,353
1,062,000	Chinatrust Financial Holding Co., Ltd.	764,123
174,000	Chongqing Rural Commercial Bank Co., Ltd.	103,277
263,800	CIMB Group Holdings Berhad	356,146
12,087	Commercial Bank of Qatar Qsc (The)	126,478
71,877	Commercial International Bank Egypt SAE	343,784
3,909	Credicorp, Ltd.	879,994
12,002	DGB Financial Group, Inc.	110,286
114,022	Dubai Islamic Bank	150,796

Continued

2

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
568,459	E.Sun Financial Holding Co., Ltd.	$396,094
128,606	Eurobank Ergasias SA*	134,232
553,600	First Financial Holdings Co., Ltd.	374,012
140,140	Grupo Aval Acciones y Valores	58,845
151,055	Grupo Financiero Banorte SAB de C.V.	888,429
136,092	Grupo Financiero Inbursa SAB de C.V., Class O	191,230
42,000	Habib Bank, Ltd.	57,588
17,004	Hana Financial Holdings Group, Inc.	652,988
36,900	Hong Leong Bank Berhad	166,064
15,800	Hong Leong Financial Group Berhad	70,345
432,450	Hua Nan Financial Holdings Co., Ltd.	251,697
142,505	ICICI Bank, Ltd.	573,226
4,112,000	Industrial & Commercial Bank of China	3,054,716
23,500	Industrial Bank Co., Ltd.	50,978
15,412	Industrial Bank of Korea (IBK)	212,763
10,639,682	Itau Corpbanca	103,987
264,347	Itausa — Investimentos Itau SA	626,928
38,800	Kasikornbank Public Co., Ltd.	226,792
65,700	Kasikornbank Public Co., Ltd.	384,027
22,854	KB Financial Group, Inc.	1,081,635
4,645	Komercni Banka AS	195,497
238,400	Krung Thai Bank	120,236
223,701	Malayan Banking Berhad	498,310
23,698	Masraf Al Rayan	227,405
1,057	mBank SA	112,736
10,500	MCB Bank, Ltd.	17,113
670,000	Mega Financial Holdings Co., Ltd.	590,873
55,091	Metropolitan Bank & Trust	75,630
22,732	Moneta Money Bank A/S	78,053
91,369	National Bank of Abu Dhabi	302,324
252,981	National Bank of Greece SA*	77,612
13,038	Nedcor, Ltd.	237,153
12,873	OTP Bank Nyrt	466,909
17,620	Piraeus Bank SA*	59,993
137,000	Postal Savings Bank of China Co., Ltd.*	88,699
50,210	Powszechna Kasa Oszczednosci Bank Polski SA*	493,690
553,900	PT Bank Central Asia Tbk	829,086
229,000	PT Bank Danamon Indonesia Tbk	101,842
1,104,600	PT Bank Mandiri Tbk	525,167
458,800	PT Bank Negara Indonesia Tbk	224,670
3,045,100	PT Bank Rakyat Indonesia Tbk	601,066
170,500	Public Bank Berhad	985,681
5,089	Qatar Islamic Bank	162,231
25,126	Qatar National Bank	1,049,180
56,400	RHB Capital Berhad	76,187
152,903	Sberbank of Russia, ADR	2,194,922
7,820	Security Bank Corp.	29,259
29,200	Shanghai Pudong Development Bank Co., Ltd.*	42,079
24,467	Shinhan Financial Group Co., Ltd.	947,162
101,600	Siam Commercial Bank Public Co., Ltd.	363,575
663,530	SinoPac Financial Holdings Co., Ltd.	239,254
74,060	Standard Bank Group, Ltd.	1,032,291

Shares		Fair Value
Common Stocks, continued
Banks, continued
102,289	State Bank of India*	$386,766
583,529	Taishin Financial Holding Co., Ltd.	275,454
110,040	Taiwan Business Bank	33,957
487,140	Taiwan Cooperative Financial Holding Co., Ltd.	285,131
904,900	TMB Bank PCL	62,764
111,150	Turkiye Garanti Bankasi AS	202,271
43,823	Turkiye Halk Bankasi AS*	70,573
104,602	Turkiye Is Bankasi AS, Class C	129,491
51,287	Turkiye Vakiflar Bankasi T.A.O., Class D*	54,688
35,000	United Bank, Ltd.	48,702
69,455	VTB Bank OJSC, GDR	105,711
23,863	Woori Bank	348,579
102,576	Yes Bank, Ltd.	507,985

		44,621,891

Beverages (1.4%):
269,340	Ambev SA Com Npv	1,249,738
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	73,730
28,489	Arca Continental SAB de C.V.	174,976
100,000	China Resources Enterprises, Ltd.	483,901
27,619	Coca-Cola Femsa	155,834
5,282	Coca-Cola Icecek AS	39,022
10,230	Compania Cervecerias Unidas SA	128,174
18,016	Embotelladora Andina SA	70,310
117,332	Fomento Economico Mexicano SAB de C.V.	1,031,408
672	Kweichow Moutai Co., Ltd.	74,063
22,000	Tsingtao Brewery Co., Ltd., Class H	120,563
18,855	United Spirits, Ltd.*	182,829
2,700	Wuliangye Yibin Co., Ltd.*	30,804

		3,815,352

Biotechnology (0.7%):
70,000	3SBio, Inc.	158,258
4,732	Celltrion, Inc.*	1,286,663
282	Medy-Tox, Inc.	193,950
2,955	Sillajen, Inc.*	194,004
11,000	Taimed Biologics, Inc.*	112,341
759	Viromed Co., Ltd.*	160,076

		2,105,292

Building Products (0.0%):
427	KCC Corp.	125,613

Capital Markets (1.2%):
122,246	B3 SA- Brasil Bolsa Balcao	647,983
492,000	China Cinda Asset Management Co., Ltd., Class H	157,848
64,000	China Everbright, Ltd.	117,338
217,500	China Galaxy Securities Co.^	110,793
469,000	China Huarong Asset Management Co., Ltd., Class H	135,399
51,200	China International Capital Corp., Ltd.	90,953
144,500	Citic Securities Co., Ltd.	287,423
15,738	Coronation Fund Managers, Ltd.	66,876
20,961	Daewoo Securities Co., Ltd.	159,946
73,400	Gf Securities Co., Ltd.	106,670
15,400	GF Securities Co., Ltd.	30,823

Continued

3

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
30,000	Guotai Junan Securities Co., Ltd.	$66,639
186,000	Haitong Securities Co., Ltd.	187,205
98,000	Huatai Securities Co., Ltd., Class H	155,397
15,336	Investec, Ltd.	107,473
2,765	Korea Investment Holdings Co., Ltd.	208,283
9,973	NH Investment & Securities Co., Ltd.	133,476
1,585	Noah Holdings Limited, ADR*	82,658
8,315	Reinet Investments SCA*	146,515
3,172	Samsung Securities Co., Ltd.	98,727
88,300	Shenwan Hongyuan Group Co., Ltd.	58,097
96,161	The Moscow Exchange	166,014
650,000	Yuanta Financial Holding Co., Ltd.	296,181

		3,618,717

Chemicals (2.2%):
14,973	Asian Paints, Ltd.	276,097
180,000	Formosa Chemicals & Fibre Corp.	716,604
250,000	Formosa Plastics Corp.	921,888
3,089	Grupa Azoty SA, ADR	35,549
6,038	Hanwha Chemical Corp.	118,218
1,246	Hyosung Corp.	149,824
99,500	Indorama Ventures PCL	164,073
1,295	Kumho Petrochemical Co., Ltd.	135,198
540	LG Chem, Ltd.	97,548
2,599	LG Chem, Ltd.	776,791
974	Lotte Chemical Corp.	303,745
53,509	Mexichem SAB de C.V.	154,635
284,000	Nan Ya Plastics Corp.	811,538
1,183	OCI Co., Ltd.	109,118
46,719	Petkim Petrokimya Holding AS	49,290
147,700	Petronas Chemicals Group Berhad	307,385
9,523	Phosagro OAO, GDR	122,405
4,809	Pidilite Industries, Ltd.	74,625
133,800	PTT Global Chemical Public Co., Ltd.	294,541
32,053	Sasol, Ltd.	1,170,865
240,000	Sinopec Shanghai Petrochemical Co., Ltd.	144,892
5,800	Sociedad Quimica y Minera de Chile SA	278,367
23,000	UPL, Ltd.*	207,550

		7,420,746

Commercial Services & Supplies (0.1%):
168,000	China Everbright International, Ltd.	216,263
1,571	KEPCO Plant Service & Engineering Co., Ltd.	50,115
929	S1 Corp.	80,598

		346,976

Communications Equipment (0.0%):
35,000	BYD Electronic International Co., Ltd.	47,170
53,200	ZTE Corp., Class H*	80,649

		127,819

Construction & Engineering (0.7%):
255,000	China Communications Construction Co., Ltd.	245,029
116,500	China Railway Contstruction Corp., Ltd.	117,363
248,000	China Railway Group, Ltd.	186,440

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
37,100	China State Construction Engineering Corp., Ltd.	$30,503
124,000	China State Construction International Holdings, Ltd.	126,651
1,453	Daelim Industrial Co., Ltd.	99,678
8,837	Daewoo Engineering & Construct*	46,387
222,100	Dialog Group Berhad	169,643
102,300	Gamuda Berhad	82,870
3,522	GS Engineering & Construction Corp.	144,965
2,359	HDC Hyundai Development Co.*	114,097
4,715	Hyundai Engineering & Construction Co., Ltd.	242,488
142,000	IJM Corporation Berhad	62,925
26,854	Larsen & Toubro, Ltd.	499,720
71,700	Metallurgical Corp. of China, Ltd.	35,844
7,696	Samsung Engineering Co., Ltd.*	107,898
59,500	Sinopec Engineering Group Co., Ltd.	62,030
309,500	Waskita Karya Persero TBK PT	41,476

		2,416,007

Construction Materials (1.1%):
41,230	Ambuja Cements, Ltd.	124,738
78,000	Anhui Conch Cement Co., Ltd.	443,092
137,000	Asia Cement Corp.	150,386
31,885	Cementos Argos SA	106,673
840,409	Cemex SAB de C.V.*	553,204
216,000	China National Buildings Material Co., Ltd.	212,796
104,000	China Resources Cement Holdings, Ltd.	104,679
20,511	Grasim Industries, Ltd.	301,065
20,102	Grupo Argos SA	136,290
126,300	PT Indocement Tunggal Prakarsa Tbk	120,077
203,800	PT Semen Indonesia (Persero) Tbk	101,232
588	Shree Cement, Ltd.	133,390
8,700	Siam Cement PCL	108,161
207,000	Taiwan Cement Corp.	287,365
5,500	The Siam Cement Public Co., Ltd.	68,726
3,201	Titan Cement Co. SA	81,114
4,996	Ultra Tech Cement, Ltd.	278,079

		3,311,067

Consumer Finance (0.2%):
10,053	Bajaj Finance, Ltd.	336,353
916,000	Chong Sing Holdings FinTech Group, Ltd.*	106,159
19,290	Mahindra & Mahindra Financial Services	132,024
16,380	Petrobras Distribuidora SA	76,510
1,382	Samsung Card Co., Ltd.	47,448
8,474	Shriram Transport Finance	160,678

		859,172

Containers & Packaging (0.1%):
34,843	Klabin SA	175,519

Distributors (0.0%):
9,121	Imperial Holdings, Ltd.	130,179

Diversified Consumer Services (0.5%):
87,406	Kroton Educacional SA	210,902
8,090	New Oriental Education & Technology Group, Inc., ADR	765,799

Continued

4

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
18,562	TAL Education Group, ADR*	$683,082

		1,659,783

Diversified Financial Services (1.1%):
14,880	Ayala Corp.	256,528
71,000	Chailease Holding Co., Ltd.	232,634
135,000	Far East Horizon, Ltd.	130,778
192,893	FirstRand, Ltd.	897,470
405,000	Fubon Financial Holdings Co., Ltd.	678,307
12,163	Grupo de Inversiones Suramericana SA	156,124
9,452	Grupo de Inversiones Suramericana SA	115,325
4,790	GT Capital Holdings, Inc.	81,692
50,558	Haci Omer Sabanci Holding AS	96,956
783,800	Metro Pacific Investments Corp.	67,566
10,154	PSG Group, Ltd.	159,946
32,019	Remgro, Ltd.	476,356
44,396	Rmb Holdings, Ltd.	244,399
30,729	Rural Electrification Corp., Ltd.	46,859

		3,640,940

Diversified Telecommunication Services (1.3%):
23,942	Bharti Infratel, Ltd.	104,976
166,000	China Communications Services Corp., Ltd.	105,061
836,000	China Telecom Corp., Ltd., Class H	389,853
394,000	China Unicom (Hong Kong), Ltd.	489,225
223,000	Chunghwa Telecom Co., Ltd.	804,394
115,749	Emirates Telecommunications Group Co. PJSC	509,248
11,965	Hellenic Telecommunications Organization SA (OTE)	148,018
4,302	O2 Czech Republic AS	49,429
6,681	Ooredoo Qsc	133,455
45,417	Orange Polska SA*	56,228
2,846,600	PT Telekomunikasi Indonesia Tbk	745,880
173,600	PT Tower Bersama Infrastructure Tbk	60,420
27,507	Telefonica Brasil	325,470
78,100	Telekom Malaysia Berhad	60,086
18,236	Telkom SA SOC, Ltd.	65,236
681,200	True Corp. PCL	109,046

		4,156,025

Electric Utilities (0.8%):
14,284	Centrais Eletricas Brasileiras SA*	45,414
15,700	Centrais Eletricas Brasileiras SA*	55,588
11,133	CEZ	264,218
51,451	Companhia Energetica de Minas Gerais, ADR	95,865
21,000	EDP — Energias do Brasil SA	74,354
1,575,191	ENEL Americas SA	278,637
1,535,485	ENEL Chile SA	151,622
10,152	Equatorial Energia SA	149,018
5,442,678	Federal Hydrogenerating Co. (Rushydro)	58,472
2,025,679	Inter Rao Ues PJSC	132,280
18,720	Interconexion Electrica SA ESP	92,665
14,846	Korea Electric Power Corp., Ltd.	426,289
47,653	PGE SA*	118,780
79,542	Power Grid Corp. of India, Ltd.	216,819

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
76,751	Tata Power Co., Ltd.	$82,050
189,100	Tenega Nasional Berhad	685,707

		2,927,778

Electrical Equipment (0.2%):
60,987	Bharat Heavy Electricals, Ltd.	63,840
3,385	Doosan Heavy Industries & Construction Co., Ltd.*	47,477
3,335	Elswedy Cables Holding Co.	37,330
17,292	Havells India, Ltd.	137,044
186,000	Shanghai Electric Group Co., Ltd., Class H*	62,502
127,000	Teco Electric & Machinery Co., Ltd.	95,316
13,900	Xinjiang Goldwind Science & Technology Co., Ltd.*	26,429
33,600	Zhuzhou CSR Times Electric Co., Ltd.	159,322

		629,260

Electronic Equipment, Instruments & Components (2.9%):
46,500	AAC Technologies Holdings, Inc.	650,733
561,000	AU Optronics Corp.	237,677
35,300	Delta Electronics Thai PCL	62,256
113,000	Delta Electronics, Inc.	405,487
7,300	Hangzhou Hikvision Digital-A	40,663
945,000	Hon Hai Precision Industry Co., Ltd.	2,584,541
514,000	Innolux Corp.	184,501
44,000	Kingboard Chemical Holdings, Ltd.	159,228
55,500	Kingboard Laminates Holdings, Ltd.	67,881
6,000	Largan Precision Co., Ltd.	882,104
13,562	LG Display Co., Ltd.	222,229
1,006	LG Innotek Co., Ltd.	130,033
3,394	Samsung Electro-Mechanics Co., Ltd., Series L	451,328
3,322	Samsung SDI Co., Ltd.	637,524
43,500	Sunny Optical Technology Group Co., Ltd.	799,889
100,000	Synnex Technology International Corp.	151,015
18,000	Walsin Technology Corp.*	245,703
88,000	WPG Holdings, Ltd.	124,618
12,000	Yageo Corp.	442,387
26,000	Zhen Ding Technology Holding, Ltd.	57,433

		8,537,230

Energy Equipment & Services (0.0%):
94,000	China Oilfield Services, Ltd.	88,192

Equity Real Estate Investment Trusts (0.4%):
131,506	Emlak Konut Gayrimenkul Yatiirim	58,136
195,844	Fibra UNO Amdinistracion SA	285,547
65,874	Fortress REIT, Ltd., Class A	73,983
60,832	Fortress REIT, Ltd., Class B^	66,796
155,303	Growthpoint Properties, Ltd.	302,434
16,836	Hyprop Investments, Ltd.	125,464
312,282	Redefine Properties, Ltd.	238,879
20,451	Resilient REIT, Ltd.	83,886

		1,235,125

Food & Staples Retailing (1.8%):
27,300	Atacadao Distribuicao Comercio E Industria, Ltd.	104,832
6,021	Avenue Supermarts, Ltd.*	130,451
536	BGF Retail Co., Ltd.	93,840

Continued

5

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
19,836	Bid Corp., Ltd.	$398,197
10,714	BIM Birlesik Magazalar AS	156,691
69,490	Cencosud SA	171,892
12,218	Clicks Group, Ltd.	174,921
297,500	CP All PCL	659,815
2,473	Dongsuh Companies, Inc.	57,961
1,280	E-Mart Co., Ltd.	292,142
1,911	GS Retail Co., Ltd.	75,340
21,576	Magnit OJSC, Registered Shares, GDR	387,646
25,356	Pickn Pay Stores, Ltd.	138,780
34,000	President Chain Store Corp.	384,949
13,924	Raia Drogasil SA	235,396
25,193	Shoprite Holdings, Ltd.	404,177
154,500	Sun Art Retail Group, Ltd.	201,255
12,481	The Spar Group, Ltd.	168,659
302,843	Wal-Mart de Mexico SAB de C.V.	799,528
6,120	X5 Retail Group NV, Registered Shares, GDR	161,991

		5,198,463

Food Products (1.7%):
28,774	BRF-Brasil Foods SA*	133,586
1,983	Britannia Industries, Ltd.	179,766
182,700	Charoen Pokphand Foods Public Co., Ltd.	133,515
280,000	China Huishan Dairy Holdings Co., Ltd.*(a)	—
167,000	China Mengniu Dairy Co., Ltd.	563,244
453	CJ CheilJedang Corp.	143,166
95,000	Dali Foods Group Co., Ltd.	73,204
87,700	Felda Global Ventures Holdings	32,736
3,700	Foshan Haitian Flavouring & Food Co., Ltd.	40,968
16,400	Genting Plantations Berhad	38,345
13,566	Gruma, SAB de C.V., Class B	165,726
91,351	Grupo Bimbo SAB de C.V., Series A	178,096
128,600	IOI Corp. Berhad	144,595
54,024	JBS SA	128,263
25,700	Kuala Lumpur Kepong Berhad	153,773
1,592	Lotte Confectionery Co., Ltd.*	81,793
7,200	M Dias Branco SA	68,953
1,480	Nestle India, Ltd.	211,840
4,000	Nestle Malaysia Berhad	145,854
1,487	Orion Corp.	198,610
84	Ottogi Corp.	64,751
8,845	Pioneer Foods, Ltd.	72,212
25,900	PPB Group Berhad	126,113
341,800	PT Charoen Pokphand Indonesia Tbk	87,686
161,400	PT Indofood CBP Sukses Makmur Tbk	99,607
244,500	PT Indofood Sukses Makmur Tbk	113,424
136,900	Sime Darby Plantation Berhad	180,579
17,000	Standard Foods Corp.	34,387
128,100	Thai Union Frozen Products PCL	61,081
10,199	Tiger Brands, Ltd.	246,721
124,000	Tingyi (Caymen Is) Holding Corp.	287,490
10,652	Ulker Biskuvi Sanayi AS*	41,794
67,000	Uni-President China Holdings, Ltd.	86,032

Shares		Fair Value
Common Stocks, continued
Food Products, continued
288,000	Uni-President Enterprises Corp.	$730,511
56,770	Universal Robina Corp.	128,749
321,000	Want Want China Holdings, Ltd.	283,608

		5,460,778

Gas Utilities (0.5%):
105,800	China Gas Holdings, Ltd.	425,006
62,000	China Resources Gas Group, Ltd.	267,983
46,000	ENN Energy Holdings, Ltd.	451,752
37,734	GAIL India, Ltd.	187,486
32,977	Infraestructura Energetica Nova, SAB de C.V.	147,832
1,962	Korea Gas Corp.*	112,943
39,100	Petronas Gas Berhad	167,187
755,000	PT Perusahaan Gas Negara Tbk	104,742

		1,864,931

Health Care Equipment & Supplies (0.1%):
65,400	Hartalega Holdings Berhad	96,989
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	93,290
32,400	Top Glove Corp. Berhad	97,137

		287,416

Health Care Providers & Services (0.5%):
236,200	Bangkok Dusit Medical Services Public Co., Ltd.	178,090
24,700	Bumrungrad Hospital PCL	124,184
1,982	Celltrion Healthcare Co., Ltd.*	196,857
123,600	IHH Healthcare Berhad	186,620
86,850	Life Healthcare Group Holdings Pte, Ltd.	157,528
65,752	Netcare, Ltd.	132,386
18,400	OdontoPrev SA	62,679
43,100	Shanghai Pharmaceuticals Holding Co., Ltd.	118,366
9,200	Shanghai Pharmaceuticals Holding Co., Ltd.	33,144
70,800	Sinopharm Group Co., Series H	284,020

		1,473,874

Health Care Technology (0.1%):
244,000	Alibaba Health Information Technology, Ltd.*	234,266

Hotels, Restaurants & Leisure (0.6%):
130,000	Genting Berhard	270,523
183,000	Genting Malaysia Berhad	220,811
7,624	Huazhu Group, Ltd., ADR	320,132
29,670	Jollibee Foods Corp.	146,252
6,104	Kangwon Land, Inc.	143,145
140,800	Minor International PCL	137,850
15,544	OPAP SA	174,171
21,414	Yum China Holdings, Inc.	823,582

		2,236,466

Household Durables (0.4%):
16,369	Arcelik AS	54,361
3,126	Coway Co., Ltd.	242,856
83,000	Haier Electronics Group Co., Ltd.	283,690
811	Hanssem Co., Ltd.	76,375
6,402	LG Electronics, Inc.	475,362

Continued

6

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
5,100	Midea Group Co., Ltd.-A	$40,003
10,000	Nien Made Enterprise Co., Ltd.	85,381

		1,258,028

Household Products (0.4%):
39,027	Hindustan Unilever, Ltd.	934,483
78,482	Kimberl- Clark de Mexico SAB de C.V.^	132,691
92,100	PT Unilever Indonesia Tbk	296,124

		1,363,298

Independent Power & Renewable Electricity Producers (0.4%):
107,100	Aboitiz Power Corp.	69,729
545,000	Cgn Power Co., Ltd., Class H^	140,444
179,000	China Longyuan Power Group Corp.	143,579
41,500	China National Nuclear Power Co., Ltd.	35,256
108,000	China Resources Power Holdings Co.	189,341
23,400	China Yangtze Power Co., Ltd.	56,981
546,185	Colbun SA	112,769
8,800	Electricity Genera PCL	59,481
11,300	Engie Brasil Energia SA	99,178
28,900	Glow Energy PCL	82,648
294,000	Huaneng Power International, Inc., Class H	194,247
276,000	Huaneng Renewables Corp., Ltd.	91,420
97,251	NTPC, Ltd.	226,644

		1,501,717

Industrial Conglomerates (1.6%):
141,120	Aboitiz Equity Ventures, Inc.	144,149
175,934	Alfa SAB de C.V., Class A	204,328
254,400	Alliance Global Group, Inc.*	55,381
27,500	Beijing Enterprises Holdings, Ltd.	133,734
19,341	Bidvest Group, Ltd.	277,596
342,000	Citic, Ltd.	479,433
875	CJ Corp.	111,405
275,700	DMCI Holdings, Inc.	54,244
170,000	Far Eastern New Century Corp.	161,012
170,500	Fosun International, Ltd.	318,471
34,601	Grupo Carso SAB de C.V.	117,088
2,013	Hanwha Corp.	56,973
41,000	Hap Seng Consolidated Berhad	99,470
10,392	Industries Qatar Q.S.C.	305,474
184,960	JG Summit Holdings, Inc.	173,298
45,810	KOC Holdings AS	141,677
5,535	LG Corp.	357,710
4,535	Samsung C&T Corp.	473,532
33,000	Shanghai Industrial Holdings, Ltd.	76,735
4,930	Siemens, Ltd.	70,506
169,500	Sime Darby Berhad	102,747
1,821	SK C&C Co., Ltd.	422,687
14,470	SM Investments Corp.	237,217
54,505	Turkiye Sise ve Cam Fabrikalari AS	50,189

		4,625,056

Insurance (3.6%):
2,533	Bajaj Finserv, Ltd.	214,763

Shares		Fair Value
Common Stocks, continued
Insurance, continued
38,177	BB Seguridade Participacoes SA	$242,363
476,000	Cathay Financial Holding Co., Ltd.	839,223
148,240	China Life Insurance Co., Ltd.	156,014
451,000	China Life Insurance Co., Ltd.	1,157,893
159,000	China Pacific Insurance Group Co., Ltd., Class H	610,684
97,600	China Taiping Insurance Holdings Co., Ltd.	301,548
20,876	Discovery, Ltd.	224,405
3,216	Dongbu Insurance Co., Ltd.	170,224
15,390	Hanwha Life Insurance Co., Ltd.	73,021
3,593	Hyundai Marine & Fire Insurance Co., Ltd.	108,571
7,924	Liberty Holding, Ltd.	67,048
50,823	MMI Holdings, Ltd.	65,351
52,100	New China Life Insurance Co., Ltd.	214,526
270,000	Old Mutual, Ltd.	547,287
432,000	People’s Insurance Co. Group of China, Ltd.	201,288
414,000	Picc Property & Casuality Co., Ltd., Class H	443,029
302,000	Ping An Insurance Group Co. of China, Ltd.	2,759,807
7,400	Ping An Insurance Group Co. of China, Ltd.	65,019
7,800	Porto Seguro SA	81,442
34,570	Powszechny Zaklad Ubezpieczen SA	358,555
12,775	Qatar Insurance Co.	124,588
32,924	Rand Merchant Investment Holdings, Ltd.	89,938
1,921	Samsung Fire & Marine Insurance Co., Ltd.	454,954
3,971	Samsung Life Insurance Co., Ltd.	350,243
89,871	Sanlam, Ltd.	456,039
479,000	Shin Kong Financial Holdings Co., Ltd.	184,384
14,112	Sul America SA	67,519

		10,629,726

Internet & Direct Marketing Retail (1.0%):
22,810	Ctrip.com International, ADR*^	1,086,440
41,759	JD.com, Inc., ADR*	1,626,513
26,040	Vipshop Holdings, Ltd., ADR*	282,534

		2,995,487

Internet Software & Services (12.1%):
5,708	58.com, Inc., ADR*	395,793
67,480	Alibaba Group Holding, Ltd., ADR*	12,519,564
3,201	Autohome, Inc., ADR	323,301
16,121	Baidu, Inc., ADR*	3,917,403
8,600	China Literature, Ltd.*	80,293
2,326	Daum Kakao Corp.	238,646
10,823	Fang Holdings, Ltd., ADR*	41,993
6,605	Momo, Inc., ADR*	287,318
4,624	NetEase, Inc., ADR	1,168,346
1,613	NHN Corp.	1,102,423
3,755	SINA Corp.*	318,011
332,500	Tencent Holdings, Ltd.	16,558,311
2,651	Weibo Corp., ADR*^	235,303
2,646	YY, Inc., ADR*	265,844

		37,452,549

IT Services (1.6%):
76,993	Cielo SA	328,835

Continued

7

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,318	Gds Holdings, Ltd., ADR*^	$133,019
33,870	HCL Technologies, Ltd.	456,961
101,619	Infosys, Ltd.	1,949,870
2,007	Samsung SDS Co., Ltd.	360,548
54,820	Tata Consultancy Services, Ltd.	1,475,419
29,797	Tech Mahindra, Ltd.	284,856
68,000	Travelsky Technology, Ltd., Series H	197,329
29,140	Vakrangee, Ltd.	28,428
67,360	Wipro, Ltd.	257,802

		5,473,067

Leisure Products (0.0%):
18,000	Giant Manufacturing Co., Ltd.	76,091
1,750	HLB, Inc.*	152,770

		228,861

Life Sciences Tools & Services (0.2%):
44,000	Genscript Biotech Corp.*	120,827
958	Samsung Biologics Co., Ltd.*	358,231
28,000	Wuxi Biologics Cayman, Inc.*^	310,469

		789,527

Machinery (0.7%):
8,000	AirTac International Group	113,640
78,790	Ashok Leyland, Ltd.	144,551
98,500	China Conch Venture Holdings, Ltd.	359,969
241,000	CRRC Corp., Ltd., Class H	186,067
2,340	Doosan Bobcat, Inc.	67,138
757	Eicher Motors, Ltd.	315,655
44,000	Haitian International Holdings, Ltd.	103,569
12,300	Hiwin Technologies Corp.	145,028
2,166	Hyundai Heavy Industries Co.*	197,934
21,696	Samsung Heavy Industries Co., Ltd., Class R*	138,797
35,500	Sinotruk Hong Kong, Ltd.*	58,365
49,176	WEG SA	204,445
132,000	Weichai Power Co., Ltd., Class H	181,662

		2,216,820

Marine (0.0%):
102,000	Cosco Shipping Holdings Co., Ltd.*	46,385
135,893	Evergreen Marine Corp. (Taiwan), Ltd.*	57,899
70,400	MISC Berhad	103,242

		207,526

Media (2.6%):
860,000	Alibaba Pictures Group, Ltd.*^	93,952
108,100	Astro Malaysia Holdings Berhad	42,552
4,891	Cheil Worldwide, Inc.	90,489
1,345	CJ E&M Corp.	138,438
13,280	Cyfrowy Polsat SA	82,058
142,187	Grupo Televisa SAB	539,445
25,540	Naspers, Ltd.	6,476,267
404,000	PT Surya Citra Media Tbk	57,993
30,612	ZEE Entertainment Enterprises, Ltd.	242,953

		7,764,147

Shares		Fair Value
Common Stocks, continued
Metals & Mining (3.4%):
151,500	Alrosa PAO	$241,188
288,000	Aluminum Corp. of China, Ltd.*	126,282
58,000	Angang Steel Co., Ltd.	51,938
3,733	Anglo American Platinum, Ltd.	97,721
24,740	AngloGold Ashanti, Ltd.	202,059
210,000	China Molybdenum Co., Ltd.	100,617
672,000	China Steel Corp.	522,226
9,240	Cia de Minas Buenaventura SA, ADR	125,941
43,200	Companhia Siderurgica Nacional SA (CSN)*	87,515
81,505	Eregli Demir ve Celik Fabrikalari T.A.S.	180,919
53,673	Gold Fields	191,318
202,642	Grupo Mexico SAB de C.V., Series B	574,486
65,477	Hindalco Industries, Ltd.	219,824
5,176	Hyundai Steel Co.	244,135
9,186	Industrias Penoles SAB de C.V.	164,974
3,202	Jastrzebska Spolka Weglowa SA*	65,238
86,000	Jiangxi Copper Co., Ltd.	109,009
47,699	JSW Steel, Ltd.	227,212
8,941	KGHM Polska Miedz SA	209,765
530	Korea Zinc Co.	183,483
4,432	Kumba Iron Ore, Ltd.	94,575
153,767	Magnitogorsk Iron & Steel Works PJSC	103,997
3,650	MMC Norilsk Nickel PJSC	662,225
132,000	MMG, Ltd.*	91,612
77,152	Novolipetsk Steel PJSC	186,465
1,838	Polyus PJSC	122,988
4,414	POSCO	1,304,214
90,100	Press Metal Aluminium Holdings Berhad	97,048
11,606	Severstal	171,682
5,033	Southern Copper Corp.^	235,897
20,514	Tata Steel, Ltd.	169,708
185,218	Vale SA	2,360,274
74,604	Vedanta, Ltd.	255,539
398,000	Zijin Mining Group Co., Ltd.	150,955

		9,933,029

Multiline Retail (0.5%):
12,985	El Puerto de Liverpool SAb de C.V.^	83,101
753	Hyundai Department Store Co., Ltd.	77,970
44,035	Lojas Renner SA	328,871
691	Lotte Shopping Co., Ltd.	130,095
4,232	Magazine Luiza SA	139,246
141,900	PT Matahari Department Store Tbk	87,004
34,100	Robinson Department Store Public Co., Ltd.	57,632
41,065	S.A.C.I. Falabella	376,629
425	Shinsegae Department Store Co.	152,907
55,062	Woolworths Holdings, Ltd.	222,350

		1,655,805

Multi-Utilities (0.0%):
1,773	Qatar Electricity & Water Co.	91,555
236,964	YTL Corporation Berhad	66,212

		157,767

Continued

8

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (7.3%):
133,700	Banpu Public Co., Ltd.	$78,747
48,027	Bharat Pertoleum Corp., Ltd.	261,574
1,546,000	China Petroleum & Chemical Corp., Class H	1,387,752
204,000	China Shenhua Energy Co., Ltd.	480,343
1,078,000	CNOOC, Ltd.	1,846,984
43,889	Coal India, Ltd.	169,250
8,335	Cosan sa industria e Comercio	76,531
299,839	Ecopetrol SA	309,640
22,578	Empresas Copec SA	345,813
79,400	Energy Absolute Public Co., Ltd.	78,320
13,204	Exxaro Resources, Ltd.	121,088
69,000	Formosa Petrochemical Corp.	276,745
614,709	Gazprom PJSC	1,379,341
6,397	Grupa Lotos SA	97,220
3,320	GS Holdings	161,935
41,744	Hindustan Petroleum Corp., Ltd.	157,877
80,362	Indian Oil Corp., Ltd.	182,857
31,200	Inner Mongolia Yitai Coal Co., Ltd.*	42,399
541,600	IRPC PCL	94,730
206,000	Kunlun Energy Co., Ltd.	179,891
24,795	LUKOIL PJSC	1,715,785
20,032	MOL Hungarian Oil & Gas plc	193,706
5,532	NovaTek OAO, Registered Shares, GDR	819,431
46,100	Oil & Gas Development Co., Ltd.	59,107
69,904	Oil & Natural Gas Corp., Ltd.	161,275
1,290,000	PetroChina Co., Ltd., Class H	982,157
226,132	Petroleo Brasileiro SA*	1,001,983
174,685	Petroleo Brasileiro SA	874,552
15,500	Petronas Dagangan Berhad	94,970
30,962	Petronet LNG, Ltd.	98,992
17,997	Polski Koncern Naftowy Orlen SA	403,572
93,495	Polskie Gornictwo Naftowe i Gazownictwo SA	142,525
996,300	PT Adaro Energy Tbk	124,224
100,500	PT United Tractors Tbk	221,187
82,500	PTT Exploration & Production PCL	349,377
670,000	PTT PCL	969,613
165,589	Reliance Industries, Ltd.	2,348,128
64,921	Rosneft Oil Co., Registered Shares, GDR	402,236
3,893	SK Energy Co., Ltd.	704,934
2,674	S-Oil Corp.	262,422
382,361	Surgutneftegas OJSC	173,330
479,800	Surgutneftegas Prefernce	241,512
88,374	Tatneft PJSC	949,890
58,300	Thai Oil Public Co., Ltd.	136,707
7,686	Tupras-Turkiye Petrol Rafine	180,777
21,790	Ultrapar Participacoes SA	258,106
130,000	Yanzhou Coal Mining Co.	169,116

		21,768,651

Paper & Forest Products (0.6%):
71,055	Empresas CMPC SA	259,019
14,594	Fibria Celulose SA	271,919
82,000	Lee & Man Paper Manufacturing, Ltd.	82,566

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
7,306	Mondi, Ltd.	$198,039
99,000	Nine Dragons Paper Holdings, Ltd.	125,929
148,500	PT Indah Kiat Pulp & Paper Corp Tbk*	192,512
34,838	Sappi, Ltd.	231,967
28,000	Suzano Papel e Celulose SA	323,138

		1,685,089

Personal Products (0.8%):
1,908	Amorepacific Corp.	551,563
635	Amorepacific Corp.	88,120
1,878	Amorepacific Group	207,939
33,415	Dabur India, Ltd.	190,815
13,803	Godrej Consumer Products, Ltd.	246,845
44,500	Hengan International Group Co., Ltd.	425,582
148	LG Household & Health Care, Ltd.	96,901
530	LG Household & Health Care, Ltd.	663,574
27,460	Marico, Ltd.	132,869
11,900	Natura Cosmeticos SA	93,081

		2,697,289

Pharmaceuticals (1.5%):
22,714	Aspen Pharmacare Holdings, Ltd.	427,880
13,816	Aurobindo Pharma, Ltd.	122,411
14,212	Cadila Healthcare, Ltd.*	78,219
816	Celltrion Pharm, Inc.*	66,306
85,000	China Medical System Holdings, Ltd.	169,094
284,000	China Pharmaceutical Enterprise & Investment Corp.	853,688
129,500	China Resources Pharmaceutical	178,786
120,000	China Traditional Chinese Medicine Co., Ltd.	103,595
18,014	Cipla, Ltd.	162,068
6,730	Dr Reddy’s Laboratories, Ltd.	219,381
9,570	Glenmark Pharmaceuticals, Ltd.	81,341
349	Hanmi Pharm Co., Ltd.	131,684
899	Hanmi Science Co., Ltd.	52,071
17,832	Hypermarcas SA	126,734
3,900	Jiangsu Hengrui Medicine Co. Limited	44,563
13,889	Lupin, Ltd.	183,084
58,000	Luye Pharma Group, Ltd.	59,223
5,303	Piramal Enterprises, Ltd.	196,241
1,104,900	PT Kalbe Farma Tbk	93,985
8,905	Richter Gedeon Nyrt	162,912
31,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	169,528
262,000	Sihuan Pharmaceutical Holdings Group, Ltd.	58,379
403,500	Sino Biopharmaceutical, Ltd.	615,742
78,000	SSY Group, Ltd.	86,358
45,727	Sun Pharmaceutical Industries, Ltd.	376,063
610	Yuhan Corp.	119,024

		4,938,360

Professional Services (0.0%):
1,403	51job, Inc., ADR*	136,989

Real Estate Management & Development (2.6%):
106,000	Agile Property Holdings, Ltd.	180,557
217,681	Aldar Properties PJSC	119,860

Continued

9

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
434,100	Ayala Land, Inc.	$308,310
10,148	Barwa Real Estate Co.	95,345
42,679	BR Malls Participacoes SA*	107,276
77,800	Central Pattana PCL	163,728
154,000	China Evergrande Group*	391,543
230,000	China Overseas Land & Investment, Ltd.	752,442
176,000	China Resources Land, Ltd.	589,110
71,800	China Vanke Co., Ltd., Class H	250,709
222,000	CIFI Holdings Group Co., Ltd.	140,472
441,000	Country Garden Holdings Co., Ltd.	769,394
120,230	Damac Properties Dubai Co. PJSC	67,174
135,116	Emaar Malls PJSC	78,747
226,194	Emaar Properties PJSC	303,139
64,021	Ezdan Holding Group*	144,219
258,000	Franshion Properties China, Ltd.	129,294
447,500	Fullshare Holdings, Ltd.	221,144
98,000	Future Land Development Holdings, Ltd.	88,229
45,000	Greentown China Holdings, Ltd.	60,254
64,800	Guangzhou R&F Properties Co., Ltd., Class H	129,963
61,000	Highwealth Construction Corp.	90,507
109,100	IOI Properties Group Berhad	43,192
56,000	Jiayuan International Group, Ltd.	97,034
116,000	Kaisa Group Holdings, Ltd.	49,458
69,500	KWG Property Holding, Ltd.	86,603
76,000	Logan Property Holdings Co., Ltd.	102,139
101,000	Longfor Properties Co., Ltd.	271,813
770,000	Megaworld Corp.	61,761
1,752	Multiplan Empreendimentos Imobiliarios SA	25,595
16,645	NEPI Rockcastle plc	148,559
570,800	PT Bumi Serpong Damai Tbk*	62,233
1,266,300	PT Pakuwon Jati Tbk	46,790
68,400	Ruentex Development Co., Ltd.*	78,898
60,100	Shanghai Lujiazue*	86,029
75,500	Shimao Property Holdings, Ltd.	197,169
169,500	Sime Darby Property Berhad	50,241
218,500	Sino-Ocean Land Holdings, Ltd.	126,645
523,100	SM Prime Holdings, Inc.	352,080
118,500	Soho China, Ltd.	56,227
137,000	Sunac China Holdings, Ltd.	476,611
302,000	Yuexiu Property Co., Ltd.	57,561
89,000	Yuzhou Properties Co., Ltd.	52,118

		7,710,172

Road & Rail (0.1%):
404,600	BTS Group Holdings PCL	107,527
400	CJ Korea Express Co., Ltd.*	60,242
5,736	Container Corp. of India, Ltd.	54,565
29,026	Localiza Rent a Car SA	177,152
56,464	Rumo SA*	203,999

		603,485

Semiconductors & Semiconductor Equipment (5.4%):
203,465	ASE Technology Holding Co., Ltd.*	477,924
966,000	GCL-Poly Energy Holdings, Ltd.*	90,580

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
11,000	Globalwafers Co., Ltd.	$182,629
436	Hyundai Robotics Co., Ltd.*	138,134
124,000	Macronix International Co., Ltd.*	176,149
87,000	MediaTek, Inc.	855,162
48,000	Nanya Technology Corp.	130,725
40,000	Novatek Microelectronics Corp.	180,222
10,000	Phison Electronics Corp.	78,991
42,000	Powertech Technology, Inc.	121,807
32,000	Realtek Semiconductor Corp.	116,351
183,800	Semiconductor Manufacturing International Corp.*	238,466
33,914	SK Hynix, Inc.	2,599,875
1,434,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,204,584
701,000	United Microelectronics Corp.	391,745
62,000	Vanguard International Semiconductor Corp.	141,791
24,000	WIN Semiconductors Corp.	172,409
201,000	Winbond Electronics Corp.	128,348
146,000	Xinyi Solar Holdings, Ltd.	44,737

		16,470,629

Software (0.4%):
4,099	CD Projekt SA*	176,881
110,000	Kingdee International Software Group Co., Ltd.	111,762
47,000	Kingsoft Corp., Ltd.	141,850
1,119	Ncsoft Corp.	372,158
1,142	Netmarble Games Corp.	155,788
281	Pearl Abyss Corp.*	56,810

		1,015,249

Specialty Retail (0.4%):
2,316	FF Group*	12,981
651,000	GOME Electrical Appliances Holdings, Ltd.*	66,304
271,400	Home Product Center Public Co., Ltd.	109,819
17,000	Hotai Motor Co., Ltd.	149,609
1,936	Hotel Shilla Co., Ltd.	214,278
5,140	Jumbo SA	84,690
15,795	Mr.Price Group, Ltd.	259,638
14,576	The Foschini Group, Ltd.	184,747
24,019	Truworths International, Ltd.	135,372
30,000	Zhongsheng Group Holdings, Ltd.	89,741

		1,307,179

Technology Hardware, Storage & Peripherals (4.8%):
203,000	Acer, Inc.	165,585
18,199	Advantech Co., Ltd.	119,893
41,000	Asustek Computer, Inc.	374,275
40,000	Catcher Technology Co., Ltd.	446,794
36,180	Chicony Electronics Co., Ltd.	81,492
262,000	Compal Electronics, Inc.	164,858
59,000	Foxconn Technology Co., Ltd.	144,284
45,000	High Tech Computer Corp.*	83,891
176,000	Inventec Corp.	138,166
17,400	Legend Holdings Corp., Class H	52,946
470,000	Lenovo Group, Ltd.^	253,117
138,000	Lite-On Technology Corp.	166,924

Continued

10

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
89,500	Meitu, Inc.*	$77,897
42,000	Micro-Star International Co., Ltd.	129,638
112,000	Pegatron Corp.	230,185
144,000	Quanta Computer, Inc.	252,494
280,567	Samsung Electronics Co., Ltd.	11,716,396
158,217	Wistron Corp.	117,363

		14,716,198

Textiles, Apparel & Luxury Goods (0.7%):
67,000	Anta Sports Products, Ltd.	352,480
1,856	CCC SA	102,371
11,220	Eclat Textile Co., Ltd.	133,289
23,000	Feng Tay Enterprise Co., Ltd.	115,324
49,000	Formosta Taffeta Co., Ltd.	53,665
81	LPP SA	183,391
120,000	Pou Chen Corp.	139,253
39,000	Ruentex Industries, Ltd.	79,492
42,000	Shenzhou International Group	515,013
18,747	Titan Co., Ltd.	240,219

		1,914,497

Thrifts & Mortgage Finance (1.0%):
92,359	Housing Development Finance Corp., Ltd.	2,570,909
15,959	Indiabulls Housing Finance, Ltd.	265,867
20,876	LIC Housing Finance, Ltd.	142,638

		2,979,414

Tobacco (0.5%):
9,900	British American Tobacco Malaysia Berhad	85,209
197,097	ITC, Ltd.	765,101
6,899	KT&G Corp.	661,639
28,200	PT Gudang Garam Tbk	132,187
533,100	PT Hanjaya Mandala Sampoerna TbK	132,886

		1,777,022

Trading Companies & Distributors (0.0%):
8,500	BOC Aviation, Ltd.	52,754
1,713	Daewoo International Corp.	32,853
124,300	PT AkR Corporindo Tbk	37,232

		122,839

Transportation Infrastructure (0.9%):
28,085	Adani Ports & Special Economic Zone, Ltd.	152,803
260,700	Airports of Thailand Public Co., Ltd.	496,075
476,100	Bangkok Expressway & Metro	106,958
106,000	Beijing Capital International Airport Co., Ltd.	111,485
81,228	China Merchants Holdings International Co., Ltd.	163,929
75,436	Companhia de Concessoes Rodoviarias	195,647
112,000	Cosco Pacific, Ltd.	92,693
11,337	DP World, Ltd.	261,040
10,570	Grupo Aeroportuario de Sur	167,955
23,100	Grupo Aeroporturaio del Pacifico SAB de C.V.	214,416
35,200	International Container Terminal Services, Inc.	50,813
84,000	Jiangsu Expressway Co., Ltd., Series H	99,755
54,700	Malaysia Airports Holdings Berhad	119,223

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
15,232	Promotora y Operadora de Infraestructura SAB de C.V.	$136,367
150,707	PT Jasa Marga Persero Tbk	43,891
43,000	Shenzhen International Holdings, Ltd.	88,883
108,000	Taiwan High Speed Rail Corp.	84,634
11,315	TAV Havalimanlari Holding AS	55,301
70,800	Westports Holding Berhad	59,358
106,000	Zhejiang Expressway Co., Ltd.	94,437

		2,795,663

Water Utilities (0.2%):
180,991	Aguas Andinas SA, Class A	98,938
328,000	Beijing Enterprises Water Group, Ltd.^	178,680
23,502	Cia Saneamento Basico Do Estado de Sao Paulo	141,255
176,000	Guangdong Investment, Ltd.	278,675

		697,548

Wireless Telecommunication Services (3.0%):
57,400	Advanced Info Service Public Co., Ltd.	320,691
1,964,909	America Movil SAB de C.V., Series L	1,640,764
160,900	Axiata Group Berhad	151,468
79,657	Bharti Airtel, Ltd.	443,832
360,000	China Mobile, Ltd.	3,193,226
181,800	DIGI.com Berhad	186,513
8,615	Empresa Nacional de Telecomunicaciones SA	79,172
90,000	Far EasTone Telecommunications Co., Ltd.	232,586
2,300	Globe Telecom, Inc.	66,355
94,240	Idea Cellular, Ltd.*	81,581
107,200	Maxis Berhad	144,795
30,032	Mobile TeleSystems PJSC, ADR	265,183
95,770	MTN Group, Ltd.	753,075
4,845	PLDT, Inc.	115,799
1,176	SK Telecom Co., Ltd.	246,275
96,000	Taiwan Mobile Co., Ltd.	347,949
47,360	Tim Participacoes SA	159,618
64,877	Turkcell Iletisim Hizmetleri AS	171,338
35,890	Vodacom Group, Ltd.	320,787

		8,921,007

Total Common Stocks (Cost $234,913,406)		298,886,382

Preferred Stocks (1.9%):
Automobiles (0.1%):
2,422	Hyundai Motor Co., Ltd., 3.42%	197,253

Banks (1.0%):
190,895	Banco Bradesco SA, 0.65%	1,319,269
185,337	Itau Unibanco Holding SA, Series S, 0.73%	1,920,330

		3,239,599

Chemicals (0.0%):
11,261	Braskem SA, Class A, 6.24%	146,408

Food & Staples Retailing (0.1%):
10,387	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 0.02%	207,579

Metals & Mining (0.1%):
60,232	Gerdau SA, 0.43%	215,281

Continued

11

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Multiline Retail (0.1%):
47,082	Lojas Americanas SA, 0.09%	$201,693

Technology Hardware, Storage & Peripherals (0.5%):
49,807	Samsung Electronics Co., Ltd., 2.46%	1,679,684

Total Preferred Stocks (Cost $5,696,960)		5,887,497

Right (0.0%):
Electric Utilities (0.0%):
178,922	Rushydro Pjsc — Rights, Expires on 12/31/49*	—

Total Right (Cost $—)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.1%):
$3,277,446	AZL MSCI Emerging Markets Equity Index Fund Securities Lending Collateral Account(b)	$3,277,446

Total Securities Held as Collateral for Securities on Loan (Cost $3,277,446)		3,277,446

Unaffiliated Investment Company (0.6%):
1,941,509	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(c)	1,941,509

Total Unaffiliated Investment Company (Cost $1,941,509)		1,941,509

Total Investment Securities (Cost $245,829,321) — 100.2%(d)		309,992,834
Net other assets (liabilities) — (0.2)%		(569,099)

Net Assets — 100.0%		$309,423,735

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $3,065,080.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(c)	The rate represents the effective yield at June 30, 2018.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amount shown as “-“ are $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Bermuda	0.3%
Brazil	5.7%
Cayman Islands	2.3%
Chile	1.1%
China	23.1%
Colombia	0.5%
Czech Republic	0.2%
Egypt	0.1%
Greece	0.3%
Hong Kong	6.4%
Hungary	0.3%
India	8.5%
Indonesia	1.9%
Korea, Republic Of	0.1%
Luxembourg	— %^
Malaysia	2.3%
Mexico	2.9%

Country	Percentage
Pakistan	0.1%
Peru	— %^
Philippines	0.9%
Poland	1.1%
Qatar	0.8%
Republic of Korea (South)	14.2%
Romania	— %^
Russian Federation	3.5%
Singapore	— %^
South Africa	6.3%
Switzerland	0.2%
Taiwan, Province Of China	11.4%
Thailand	2.1%
Turkey	0.7%
United Arab Emirates	0.7%
United States	2.0%

100.0%

^	Represents less than 0.05%.

Continued

12

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Futures Contracts

Cash of $239,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	9/21/18	91	$4,838,015	$(270,593)

				$(270,593)

See accompanying notes to the financial statements.

13

AZL MSCI Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$245,829,321

Investment securities, at value*	$309,992,834
Segregated cash for collateral	239,000
Interest and dividends receivable	1,258,329
Foreign currency, at value (cost $1,531,755)	1,512,340
Receivable for capital shares issued	2,049
Receivable for variation margin on futures contracts	84,175
Reclaims receivable	59,728
Prepaid expenses	2,133

Total Assets	313,150,588

Liabilities:
Cash overdraft	41
Payable for capital shares redeemed	965
Payable for securities purchased	2
Payable for collateral received on loaned securities	3,277,446
Accrued foreign taxes	171,482
Manager fees payable	118,991
Administration fees payable	7,075
Distribution fees payable	61,799
Custodian fees payable	14,318
Administrative and compliance services fees payable	316
Transfer agent fees payable	892
Trustee fees payable	1,659
Other accrued liabilities	71,867

Total Liabilities	3,726,853

Net Assets	$309,423,735

Net Assets Consist of:
Capital	$221,170,974
Accumulated net investment income/(loss)	6,867,371
Accumulated net realized gains/(losses) from investment transactions	17,697,568
Net unrealized appreciation/(depreciation) on investments	63,687,822

Net Assets	$309,423,735

Class 1
Net Assets	$20,084,711
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,465,424
Net Asset Value (offering and redemption price per share)	$8 .15

Class 2
Net Assets	$289,339,024
Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,590,597
Net Asset Value (offering and redemption price per share)	$8 .13

*	Includes securities on loan of $3,065,080.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$4,404,357
Income from securities lending	15,123
Foreign withholding tax	(478,329)

Total Investment Income	3,941,151

Expenses:
Manager fees	1,502,073
Administration fees	109,178
Distribution fees — Class 2	413,707
Custodian fees	106,262
Administrative and compliance services fees	3,203
Transfer agent fees	6,369
Trustee fees	10,358
Professional fees	10,319
Shareholder reports	12,023
Other expenses	105,667

Total expenses before reductions	2,279,159
Less expenses voluntarily waived/reimbursed by the Manager	(706,856)

Net expenses	1,572,303

Net Investment Income/(Loss)	2,368,848

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	8,827,111
Net realized gains/(losses) on futures contracts	(166,880)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(34,159,188)
Change in net unrealized appreciation/depreciation on futures contracts	(368,706)
Change in net unrealized appreciation/depreciation on foreign taxes	212,142

Net Realized/Unrealized Gains/(Losses) on Investments	(25,655,521)

Change in Net Assets Resulting From Operations	$(23,286,673)

See accompanying notes to the financial statements.

14

AZL MSCI Emerging Markets Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,368,848	$4,560,575
Net realized gains/(losses) on investment transactions	8,660,231	10,471,475
Change in unrealized appreciation/depreciation on investments	(34,315,752)	86,947,108

Change in net assets resulting from operations	(23,286,673)	101,979,158

Distributions to Shareholders:
From net investment income:
Class 1	—	(118,471)
Class 2	—	(1,318,973)
From net realized gains:
Class 1	—	(526,133)
Class 2	—	(7,945,692)

Change in net assets resulting from distributions to shareholders	—	(9,909,269)

Capital Transactions:
Class 1
Proceeds from shares issued	26,130	226,440
Proceeds from dividends reinvested	—	644,604
Value of shares redeemed	(1,288,257)	(3,046,177)

Total Class 1 Shares	(1,262,127)	(2,175,133)

Class 2
Proceeds from shares issued	1,504,719	70,744,659
Proceeds from dividends reinvested	—	9,264,665
Value of shares redeemed	(42,301,827)	(63,012,450)

Total Class 2 Shares	(40,797,108)	16,996,874

Change in net assets resulting from capital transactions	(42,059,235)	14,821,741

Change in net assets	(65,345,908)	106,891,630
Net Assets:
Beginning of period	374,769,643	267,878,013

End of period	$309,423,735	$374,769,643

Accumulated net investment income/(loss)	$6,867,371	$4,498,523

Share Transactions:
Class 1
Shares issued	2,922	29,685
Dividends reinvested	—	78,803
Shares redeemed	(145,150)	(381,076)

Total Class 1 Shares	(142,228)	(272,588)

Class 2
Shares issued	172,002	9,201,042
Dividends reinvested	—	1,132,600
Shares redeemed	(4,714,369)	(7,909,223)

Total Class 2 Shares	(4,542,367)	2,424,419

Change in shares	(4,684,595)	2,151,831

See accompanying notes to the financial statements.

15

AZL MSCI Emerging Markets Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$8.78		$6.60	$6.04	$7.35	$7.81		$8.05

Investment Activities:
Net Investment Income/(Loss)	0.08		0.12	0.06	0.07	0.10		0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(0.71)		2.30	0.56	(1.00)	(0.48)		(0.25)

Total from Investment Activities	(0.63)		2.42	0.62	(0.93)	(0.38)		(0.16)

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	(0.06)	(0.10)	(0.07)		(0.08)
Net Realized Gains	—		(0.20)	—	(0.28)	(0.01)		—

Total Dividends	—		(0.24)	(0.06)	(0.38)	(0.08)		(0.08)

Net Asset Value, End of Period	$8.15		$8.78	$6.60	$6.04	$7.35		$7.81

Total Return(a)	(7.18	)%(b)	36.97%	10.21%	(12.69)%	(4.96)%		(1.96)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$20,085		$22,883	$19,006	$20,505	$26,194		$31,711
Net Investment Income/(Loss)(c)	1.60%		1.56%	1.05%	0.86%	1.14%		1.04%
Expenses Before Reductions(c)(d)	1.06%		1.11%	1.41%	1.49%	1.46%		1.45%
Expenses Net of Reductions(c)	0.66%		0.71%	1.14%	1.33%	1.31%		1.30%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	0.66%		0.71%	1.14%	1.33%	1.31	%(e)	1.30	%(e)
Portfolio Turnover Rate(f)	3	%(b)	19%	115%	45%	58%		49%
Class 2
Net Asset Value, Beginning of Period	$8.77		$6.60	$6.04	$7.34	$7.80		$8.03

Investment Activities:
Net Investment Income/(Loss)	0.08		0.10	0.04	0.05	0.08		0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(0.72)		2.30	0.56	(1.00)	(0.48)		(0.24)

Total from Investment Activities	(0.64)		2.40	0.60	(0.95)	(0.40)		(0.17)

Dividends to Shareholders From:
Net Investment Income	—		(0.03)	(0.04)	(0.07)	(0.05)		(0.06)
Net Realized Gains	—		(0.20)	—	(0.28)	(0.01)		—

Total Dividends	—		(0.23)	(0.04)	(0.35)	(0.06)		(0.06)

Net Asset Value, End of Period	$8.13		$8.77	$6.60	$6.04	$7.34		$7.80

Total Return(a)	(7.30	)%(b)	36.63%	9.89%	(12.88)%	(5.22)%		(2.10)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$289,339		$351,886	$248,872	$172,238	$225,276		$266,951
Net Investment Income/(Loss)(c)	1.32%		1.35%	0.80%	0.60%	0.90%		0.79%
Expenses Before Reductions(c)(d)	1.31%		1.36%	1.64%	1.74%	1.71%		1.70%
Expenses Net of Reductions(c)	0.91%		0.96%	1.36%	1.58%	1.56%		1.55%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	0.91%		0.96%	1.36%	1.58%	1.56	%(e)	1.55	%(e)
Portfolio Turnover Rate(f)	3	%(b)	19%	115%	45%	58%		49%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

16

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).

17

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $4 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,485 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $3,277,446 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2018, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. As of June 30, 2018, the Fund did not have forward currency contracts outstanding. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2018, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $4.1 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$270,593

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

18

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$(166,880)	$(368,706)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MSCI Emerging Markets Equity Index Fund Class 1	0.85%	0.85%
AZL MSCI Emerging Markets Equity Index Fund Class 2	0.85%	1.10%

*	The Manager voluntarily reduced the management fee to 0.45% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $1,648 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings.

19

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total

Common Stocks
Aerospace & Defense	$276,430	$316,881	$—		$—	$593,311
Airlines	172,974	646,325	—		—	819,299
Banks	7,262,300	37,359,591	—		—	44,621,891
Beverages	2,810,440	1,004,912	—		—	3,815,352
Capital Markets	730,641	2,888,076	—		—	3,618,717
Chemicals	433,002	6,987,744	—		—	7,420,746
Construction & Engineering	114,097	2,301,910	—		—	2,416,007
Construction Materials	796,167	2,514,900	—		—	3,311,067
Consumer Finance	76,510	782,662	—		—	859,172
Containers & Packaging	175,519	—	—		—	175,519
Diversified Consumer Services	1,659,783	—	—		—	1,659,783
Diversified Financial Services	271,449	3,369,491	—		—	3,640,940
Diversified Telecommunication Services	325,470	3,830,555	—		—	4,156,025
Electric Utilities	943,163	1,984,615	—		—	2,927,778
Equity Real Estate Investment Trusts	285,547	949,578	—		—	1,235,125
Food & Staples Retailing	1,311,648	3,886,815	—		—	5,198,463
Food Products	674,624	4,786,154	—	#	—	5,460,778
Gas Utilities	147,832	1,717,099	—		—	1,864,931
Health Care Providers & Services	62,679	1,411,195	—		—	1,473,874
Hotels, Restaurants & Leisure	1,143,714	1,092,752	—		—	2,236,466
Household Products	132,691	1,230,607	—		—	1,363,298
Independent Power & Renewable Electricity Producers	211,947	1,289,770	—		—	1,501,717
Industrial Conglomerates	321,416	4,303,640	—		—	4,625,056
Insurance	938,611	9,691,115	—		—	10,629,726

20

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investment Securities:	Level 1	Level 2		Level 3	Other^	Total

Internet & Direct Marketing Retail	$2,995,487	$—		$—	$—	$2,995,487
Internet Software & Services	19,472,876	17,979,673		—	—	37,452,549
IT Services	461,854	5,011,213		—	—	5,473,067
Machinery	204,445	2,012,375		—	—	2,216,820
Media	539,445	7,224,702		—	—	7,764,147
Metals & Mining	3,549,087	6,383,942		—	—	9,933,029
Multiline Retail	927,847	727,958		—	—	1,655,805
Oil, Gas & Consumable Fuels	2,866,625	18,902,026		—	—	21,768,651
Paper & Forest Products	854,076	831,013		—	—	1,685,089
Personal Products	93,081	2,604,208		—	—	2,697,289
Pharmaceuticals	126,734	4,811,626		—	—	4,938,360
Professional Services	136,989	—		—	—	136,989
Real Estate Management & Development	132,871	7,577,301		—	—	7,710,172
Road & Rail	381,151	222,334		—	—	603,485
Semiconductors & Semiconductor Equipment	477,924	15,992,705		—	—	16,470,629
Transportation Infrastructure	714,385	2,081,278		—	—	2,795,663
Water Utilities	240,193	457,355		—	—	697,548
Wireless Telecommunication Services	2,144,737	6,776,270		—	—	8,921,007
Other Common Stocks+	—	47,345,555		—	—	47,345,555
Preferred Stocks
Automobiles	—	197,253		—	—	197,253
Technology Hardware, Storage & Peripherals	—	1,679,684		—	—	1,679,684
Other Preferred Stocks+	4,010,560	—		—	—	4,010,560
Right	—	—	#	—	—	—
Securities Held as Collateral for Securities on Loan	—	—		—	3,277,446	3,277,446
Unaffiliated Investment Company	1,941,509	—		—	—	1,941,509

Total Investment Securities	63,550,530	243,164,858		—	3,277,446	309,992,834

Other Financial Instruments:*
Futures Contracts	(270,593)	—		—	—	(270,593)

Total Investments	$63,279,937	$243,164,858		$—	$3,277,446	$309,722,241

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2018.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MSCI Emerging Markets Equity Index Fund	$11,028,491	$53,601,294

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

21

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $248,063,681. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$78,500,283
Unrealized (depreciation)	(16,571,130)

Net unrealized appreciation/(depreciation)	$61,929,153

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MSCI Emerging Markets Equity Index Fund	$1,437,444	$8,471,825	$9,909,269

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MSCI Emerging Markets Equity Index Fund	$6,718,452	$9,371,217	$—	$95,449,765	$111,539,434

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 80% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

23

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® MSCI Global Equity Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 21

Statement of Operations Page 21

Statements of Changes in Net Assets Page 22

Financial Highlights Page 23

Notes to the Financial Statements Page 24

Other Information Page 31

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Global Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MSCI Global Equity Index Fund	$1,000.00	$1,003.60	$3.63	0.73%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL MSCI Global Equity Index Fund	$1,000.00	$1,021.20	$3.66	0.73%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	17.8%
Financials	17.2
Consumer Discretionary	12.2
Health Care	11.7
Industrials	10.5
Consumer Staples	8.3
Energy	7.0
Materials	5.0
Real Estate	3.0
Utilities	2.4
Telecommunication Services	2.4

Total Common Stocks and Preferred Stocks	97.5
Rights	— ^
Money Market	2.0
Securities Held as Collateral for Securities on Loan	0.8

Total Investment Securities	100.3
Net other assets (liabilities)	(0.3)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):
Aerospace & Defense (1.9%):
1,624	Arconic, Inc.	$27,624
11,607	BAE Systems plc	99,032
2,035	Boeing Co. (The)	682,762
8,877	Bombardier, Inc., Class B*	35,116
946	CAE, Inc.	19,654
10	Dassault Aviation SA	19,027
106	Elbit Systems, Ltd.	12,493
2,089	European Aeronautic Defence & Space Co. NV	244,140
401	Finmeccanica SpA	3,959
930	General Dynamics Corp.	173,361
114	Huntington Ingalls Industries, Inc.	24,714
309	L3 Technologies, Inc.	59,427
933	Lockheed Martin Corp.	275,636
3,047	Meggitt plc	19,828
198	MTU Aero Engines AG	38,026
601	Northrop Grumman Corp.	184,928
1,037	Raytheon Co.	200,328
544	Rockwell Collins, Inc.	73,266
5,970	Rolls-Royce Holdings plc	77,796
1,190	Safran SA	144,344
6,300	Singapore Technologies Engineering, Ltd.	15,183
450	Spirit AeroSystems Holdings, Inc., Class A	38,660
960	Textron, Inc.	63,274
422	Thales SA	54,328
166	TransDigm Group, Inc.	57,293
2,750	United Technologies Corp.	343,833

		2,988,032

Air Freight & Logistics (0.5%):
3,854	Bollore, Inc.	17,911
562	C.H. Robinson Worldwide, Inc.	47,017
3,392	Deutsche Post AG	110,741
617	Expeditors International of Washington, Inc.	45,103
920	FedEx Corp.	208,895
3,442	Royal Mail plc	22,934
2,523	United Parcel Service, Inc., Class B	268,018
437	XPO Logistics, Inc.*	43,779
1,300	Yamato Holdings Co., Ltd.	38,283

		802,681

Airlines (0.1%):
400	All Nippon Airways Co., Ltd.	14,675
468	American Airlines Group, Inc.	17,765
624	Delta Air Lines, Inc.	30,913
966	Deutsche Lufthansa AG, Registered Shares	23,228
226	easyJet plc	4,972
1,222	International Consolidated Airlines Group SA	10,718
400	Japan Airlines Co., Ltd.	14,177
2,200	Singapore Airlines, Ltd.	17,225
631	Southwest Airlines Co.	32,106
239	United Continental Holdings, Inc.*	16,665

		182,444

Shares		Fair Value
Common Stocks, continued
Auto Components (0.6%):
500	Aisin Sieki Co., Ltd.	$22,766
998	Aptiv plc	91,447
348	Autoliv, Inc.^	49,841
852	BorgWarner, Inc.	36,772
2,200	Bridgestone Corp.	85,969
626	Compagnie Generale des Establissements Michelin SCA, Class B	76,119
411	Continental AG	93,933
1,600	Denso Corp.	77,845
299	Faurecia	21,275
1,042	Goodyear Tire & Rubber Co.	24,268
400	Koito Manufacturing Co., Ltd.	26,392
211	Lear Corp.	39,206
1,106	Magna International	64,332
2,000	Minth Group, Ltd.	8,379
700	NGK Spark Plug Co., Ltd.	19,941
400	NOK Corp.	7,733
459	Nokian Renkaat OYJ	18,090
814	Schaeffler AG	10,584
600	Stanley Electric Co., Ltd.	20,406
2,900	Sumitomo Electric Industries, Ltd.	43,141
700	Sumitomo Rubber Industries, Ltd.	11,111
300	Toyoda Gosei Co., Ltd.	7,596
600	Toyota Industries Corp.	33,593
842	Valeo SA	45,955
300	Yokohama Rubber Co., Ltd. (The)	6,227

		942,921

Automobiles (1.7%):
1,168	Bayerische Motoren Werke AG (BMW)	105,933
3,310	Daimler AG, Registered Shares	212,931
445	Ferrari NV	60,387
3,647	Fiat Chrysler Automobiles NV	69,419
13,261	Ford Motor Co.	146,799
2,100	Fuji Heavy Industries, Ltd.	61,103
4,666	General Motors Co.	183,841
717	Harley-Davidson, Inc.	30,171
5,900	Honda Motor Co., Ltd.	173,026
1,900	Isuzu Motors, Ltd.	25,204
2,200	Mazda Motor Corp.	26,946
2,700	Mitsubishi Motors Corp.	21,499
8,100	Nissan Motor Co., Ltd.	78,722
1,902	PSA Peugeot Citroen SA	43,368
739	Renault SA	62,722
1,300	Suzuki Motor Corp.	71,702
466	Tesla Motors, Inc.*^	159,815
8,300	Toyota Motor Corp.	536,618
130	Volkswagen AG	21,498
1,100	Yamaha Motor Co., Ltd.	27,619

		2,119,323

Banks (9.1%):
1,626	ABN AMRO Group NV^	42,080
3,636	AIB Group plc	19,711

Continued

2

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
400	Aozora Bank, Ltd.	$15,213
10,667	Australia & New Zealand Banking Group, Ltd.	223,857
24,410	Banco Bilbao Vizcaya Argentaria SA	172,393
21,685	Banco de Sabadell SA	36,182
58,077	Banco Santander SA	310,017
3,600	Bank Hapoalim BM	24,442
5,141	Bank Leumi Le-Israel Corp.	30,472
35,168	Bank of America Corp.	991,386
4,800	Bank of East Asia, Ltd. (The)	19,099
3,384	Bank of Ireland Group plc	26,375
2,392	Bank of Montreal	184,918
4,302	Bank of Nova Scotia	243,622
1,540	Bank of Queensland, Ltd.	11,600
4,962	Bankia SA	18,500
2,483	Bankinter SA	24,151
60,802	Barclays plc	151,585
2,879	BB&T Corp.	145,217
1,721	Bendigo & Adelaide Bank, Ltd.	13,887
4,119	BNP Paribas SA	255,295
14,500	BOC Hong Kong Holdings, Ltd.	67,986
1,592	Canadian Imperial Bank of Commerce	138,502
3,000	Chiba Bank, Ltd. (The)	21,140
1,100	Chuo Mitsui Trust Holdings, Inc.	43,581
464	CIT Group, Inc.	23,390
9,354	Citigroup, Inc.	625,970
1,764	Citizens Financial Group, Inc.	68,620
614	Comerica, Inc.	55,825
3,447	Commerzbank AG*	33,025
6,350	Commonwealth Bank of Australia	343,775
4,400	Concordia Financial Group, Ltd.	22,368
4,079	Credit Agricole SA	54,372
13,526	Criteria Caixacorp SA	58,424
2,612	Danske Bank A/S	81,649
6,900	DBS Group Holdings, Ltd.	134,011
3,558	DnB NOR ASA	69,429
589	East West Bancorp, Inc.	38,403
1,178	Erste Group Bank AG	49,105
2,490	Fifth Third Bancorp	71,463
566	First Republic Bank	54,783
3,000	Fukuoka Financial Group, Inc.	15,066
2,700	Hang Seng Bank, Ltd.	67,196
72,489	HSBC Holdings plc	679,579
4,194	Huntington Bancshares, Inc.	61,903
14,241	ING Groep NV	204,332
3,584	Intesa Sanpaolo	10,837
48,278	Intesa Sanpaolo SpA	139,731
1,600	Japan Post Bank Co., Ltd.	18,603
12,422	JPMorgan Chase & Co.	1,294,373
844	KBC Group NV	65,054
3,845	KeyCorp	75,131
258,827	Lloyds Banking Group plc	215,285
480	M&T Bank Corp.	81,672
3,600	Mebuki Financial Group, Inc.	12,077

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,255	Mediobanca SpA	$20,895
42,500	Mitsubishi UFJ Financial Group, Inc.	241,084
89	Mizrahi Tefahot Bank, Ltd.	1,639
87,800	Mizuho Financial Group, Inc.	147,742
9,950	National Australia Bank, Ltd.	202,495
1,174	National Bank of Canada	56,373
3,360	Natixis	23,788
11,402	Nordea Bank AB	109,738
12,100	Oversea-Chinese Banking Corp., Ltd.	103,066
1,195	People’s United Financial, Inc.	21,618
1,739	PNC Financial Services Group, Inc.	234,939
556	Raiffeisen International Bank-Holding AG	17,030
4,208	Regions Financial Corp.	74,818
8,600	Resona Holdings, Inc.	45,958
5,220	Royal Bank of Canada	393,099
13,709	Royal Bank of Scotland Group plc*	46,311
400	Shinsei Bank, Ltd.	6,148
2,000	Shizuoka Bank, Ltd. (The)	17,953
207	Signature Bank*	26,471
5,465	Skandinaviska Enskilda Banken AB, Class A	51,905
2,733	Societe Generale	115,071
10,199	Standard Chartered plc	93,172
4,800	Sumitomo Mitsui Financial Group, Inc.	186,034
1,704	SunTrust Banks, Inc.	112,498
600	Suruga Bank, Ltd.	5,362
167	SVB Financial Group*	48,223
5,870	Svenska Handelsbanken AB, Class A	65,178
3,442	Swedbank AB, Class A	73,634
6,638	Toronto-Dominion Bank (The)	384,242
5,712	U.S. Bancorp	285,714
7,379	Unicredit SpA	122,715
5,004	United Overseas Bank, Ltd.	98,571
16,921	Wells Fargo & Co.	938,100
12,148	Westpac Banking Corp.	264,659
1,000	Yamaguchi Financial Group, Inc.	11,243
697	Zions Bancorp	36,725

		12,640,873

Beverages (1.9%):
2,752	Anheuser-Busch InBev NV	277,596
1,300	Asahi Breweries, Ltd.	66,528
933	Brown-Forman Corp., Class B	45,726
425	Carlsberg A/S, Class B	50,048
2,188	Coca-Cola Amatil, Ltd.	14,886
500	Coca-Cola Bottlers Japan Holdings, Inc.	19,967
14,617	Coca-Cola Co. (The)	641,102
782	Coca-Cola European Partners plc	31,745
698	Coca-Cola HBC AG	23,308
632	Constellation Brands, Inc., Class C	138,326
2,931	Davide Campari – Milano SpA	24,086
8,829	Diageo plc	316,864
673	Dr Pepper Snapple Group, Inc.	82,106
423	Heineken Holding NV	40,474

Continued

3

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
983	Heineken NV	$98,549
3,100	Kirin Holdings Co., Ltd.	82,877
576	Molson Coors Brewing Co., Class B	39,191
1,432	Monster Beverage Corp.*	82,054
5,122	PepsiCo, Inc.	557,632
756	Pernod Ricard SA	123,381
74	Remy Cointreau SA	9,579
500	Suntory Beverage & Food, Ltd.	21,346
2,869	Treasury Wine Estates, Ltd.	37,045

		2,824,416

Biotechnology (1.8%):
5,490	AbbVie, Inc.	508,650
749	Alexion Pharmaceuticals, Inc.*	92,988
593	Alkermes plc*	24,408
336	Alnylam Pharmaceuticals, Inc.*	33,093
2,434	Amgen, Inc.	449,292
743	Biogen Idec, Inc.*	215,648
650	BioMarin Pharmaceutical, Inc.*	61,230
2,738	Celgene Corp.*	217,452
1,668	CSL, Ltd.	238,412
222	Genmab A/S*	34,244
4,729	Gilead Sciences, Inc.	335,002
1,016	Grifols SA	30,469
670	Incyte Corp.*	44,890
268	Regeneron Pharmaceuticals, Inc.*	92,457
445	Seattle Genetics, Inc.*	29,544
3,328	Shire plc	187,124
176	United Therapeutics Corp.*	19,914
921	Vertex Pharmaceuticals, Inc.*	156,533

		2,771,350

Building Products (0.5%):
583	A.O. Smith Corp.	34,484
390	Allegion plc	30,170
800	Asahi Glass Co., Ltd.	31,116
3,747	Assa Abloy AB, Class B	79,770
1,758	Compagnie de Saint-Gobain SA	78,396
900	Daikin Industries, Ltd.	107,657
607	Fortune Brands Home & Security, Inc.	32,590
133	Geberit AG, Registered Shares	57,161
3,323	Johnson Controls International plc	111,155
120	Lennox International, Inc.	24,018
1,000	Lixil Group Corp.	19,989
1,128	Masco Corp.	42,210
422	Owens Corning, Inc.	26,742
500	TOTO, Ltd.	23,105

		698,563

Capital Markets (2.8%):
3,720	3i Group plc	44,188
210	Affiliated Managers Group, Inc.	31,221
546	Ameriprise Financial, Inc.	76,374
263	Amundi SA	18,186

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
768	ASX, Ltd.	$36,732
3,703	Bank of New York Mellon Corp. (The)	199,703
424	BlackRock, Inc., Class A+	211,593
3,035	Brookfield Asset Management, Inc., Class A	123,132
412	CBOE Holdings, Inc.	42,877
4,465	Charles Schwab Corp. (The)	228,162
879	CI Financial Corp.	15,801
1,238	CME Group, Inc.	202,933
9,333	Credit Suisse Group AG	140,122
4,000	Daiwa Securities Group, Inc.	23,212
7,107	Deutsche Bank AG, Registered Shares	76,855
686	Deutsche Boerse AG	91,392
977	E*TRADE Financial Corp.*	59,753
451	Eaton Vance Corp.	23,538
1,172	Franklin Resources, Inc.	37,563
1,322	Goldman Sachs Group, Inc. (The)	291,593
1,005	Hargreaves Lansdown plc	26,136
4,000	Hong Kong Exchanges & Clearing, Ltd.	119,857
14	IGM Financial, Inc.	406
2,080	Intercontinental Exchange, Inc.	152,984
1,642	Invesco, Ltd.	43,612
2,442	Investec plc	17,311
2,000	Japan Exchange Group, Inc.	37,146
1,211	Jefferies Financial Group, Inc.	27,538
888	Julius Baer Group, Ltd.	52,189
1,115	London Stock Exchange Group plc	65,680
1,070	Macquarie Group, Ltd.	98,325
653	Moody’s Corp.	111,376
4,936	Morgan Stanley	233,966
316	MSCI, Inc., Class A	52,276
472	NASDAQ OMX Group, Inc. (The)	43,079
11,500	Nomura Holdings, Inc.	55,677
762	Northern Trust Corp.	78,402
63	Partners Group Holding AG	46,230
5,839	Quilter plc*	11,165
514	Raymond James Financial, Inc.	45,926
913	S&P Global, Inc.	186,152
400	SBI Holdings, Inc.	10,280
529	Schroders plc	22,037
544	SEI Investments Co.	34,011
3,200	Singapore Exchange, Ltd.	16,813
1,367	State Street Corp.	127,254
924	T. Rowe Price Group, Inc.	107,267
1,046	TD Ameritrade Holding Corp.	57,289
844	Thomson Reuters Corp.	34,062
13,758	UBS Group AG	211,753

		4,101,129

Chemicals (2.7%):
1,577	Air Liquide SA	198,032
749	Air Products & Chemicals, Inc.	116,642
700	Air Water, Inc.	12,836
942	AkzoNobel NV	80,262

Continued

4

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
441	Albemarle Corp.^	$41,600
263	Arkema SA	31,073
4,400	Asahi Kasei Corp.	55,856
832	Axalta Coating Systems, Ltd.*	25,218
3,311	BASF SE	316,490
529	Celanese Corp., Series A	58,751
902	CF Industries Holdings, Inc.	40,049
702	Chemours Co. (The)	31,141
384	Christian Hansen Holding A/S	35,434
883	Clariant AG	21,152
606	Covestro AG	54,031
512	Croda International plc	32,432
1,000	Daicel Chemical Industries, Ltd.	11,053
8,477	DowDuPont, Inc.	558,803
519	Eastman Chemical Co.	51,879
953	Ecolab, Inc.	133,734
34	EMS-Chemie Holding AG	21,835
653	Evonik Industries AG	22,352
522	FMC Corp.	46,568
172	Frutarom Industries, Ltd.	16,928
275	Fuchs Petrolub AG	13,553
32	Givaudan SA, Registered Shares	72,560
500	Hitachi Chemical Co., Ltd.	10,074
6,485	Incitec Pivot, Ltd.	17,488
319	International Flavor & Fragrances, Inc.	39,543
3,372	Israel Chemicals, Ltd.	15,470
758	Johnson Matthey plc	36,146
800	JSR Corp.	13,581
747	K+S AG, Registered Shares^	18,434
1,000	Kaneka Corp.	8,954
500	Kansai Paint Co., Ltd.	10,369
592	Koninklijke DSM NV	59,440
1,300	Kuraray Co., Ltd.	17,884
362	Lanxess AG	28,209
649	Linde AG	154,860
1,208	Lyondellbasell Industries NV	132,698
244	Methanex Corp.	17,255
4,700	Mitsubishi Chemical Holdings Corp.	39,289
800	Mitsubishi Gas Chemical Co., Inc.	18,098
800	Mitsui Chemicals, Inc.	21,239
1,289	Mosaic Co. (The)	36,156
600	Nippon Paint Holdings Co., Ltd.	25,789
200	Nissan Chemical Industries, Ltd.	9,319
500	Nitto Denko Corp.	37,780
899	Novozymes A/S, Class B	45,524
2,293	Nutrien, Ltd.	124,759
1,427	Orica, Ltd.	18,779
944	PPG Industries, Inc.	97,921
1,054	Praxair, Inc.	166,690
289	Sherwin Williams Co.	117,788
1,300	Shin-Etsu Chemical Co., Ltd.	115,339
420	Sika AG	57,902

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
249	Solvay SA	$31,343
6,000	Sumitomo Chemical Co., Ltd.	33,961
485	Symrise AG	42,514
600	Taiyo Nippon Sanso Corp.	8,592
700	Teijin, Ltd.	12,829
5,200	Toray Industries, Inc.	40,939
1,000	Tosoh Corp.	15,477
776	Umicore SA	44,322
141	Westlake Chemical Corp.	15,176
682	Yara International ASA	28,244

		3,886,438

Commercial Services & Supplies (0.3%):
1,000	Babcock International Group plc	10,782
5,458	Brambles, Ltd.	35,913
344	Cintas Corp.	63,664
760	Copart, Inc.*	42,986
1,000	Dai Nippon Printing Co., Ltd.	22,356
805	Edenred	25,404
6,037	G4S plc	21,294
648	ISS A/S	22,257
400	Park24 Co., Ltd.	10,887
847	Republic Services, Inc., Class A	57,901
401	Rollins, Inc.	21,085
600	SECOM Co., Ltd.	46,027
1,209	Securitas AB, Class B	19,889
109	Societe BIC SA	10,102
300	Sohgo Security Services Co., Ltd.	14,124
334	Stericycle, Inc.*	21,807
2,000	Toppan Printing Co., Ltd.	15,658
914	Waste Connections, Inc.	68,806
1,575	Waste Management, Inc.	128,110

		659,052

Communications Equipment (0.9%):
188	Arista Networks, Inc.*	48,408
17,534	Cisco Systems, Inc.	754,489
795	CommScope Holding Co., Inc.*	23,218
179	F5 Networks, Inc.*	30,869
394	Harris Corp.	56,949
1,365	Juniper Networks, Inc.	37,428
628	Motorola Solutions, Inc.	73,080
20,385	Nokia OYJ	116,934
301	Palo Alto Networks, Inc.*	61,846
10,059	Telefonaktiebolaget LM Ericsson, Class B	77,446

		1,280,667

Construction & Engineering (0.3%):
814	ACS Actividades de Construccion y Servicios SA^	32,924
805	Bouygues SA	34,652
148	Cimic Group, Ltd.	4,629
227	Eiffage SA	24,674
1,915	Ferrovial SA	39,255
547	Fluor Corp.	26,683

Continued

5

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
89	Hochtief AG	$16,079
481	Jacobs Engineering Group, Inc.	30,538
800	JGC Corp.	16,101
3,000	Kajima Corp.	23,211
2,600	Obayashi Corp.	27,032
2,000	Shimizu Corp.	20,695
1,213	Skanska AB, Class B	22,033
583	SNC-Lavalin Group, Inc.	25,751
800	TAISEI Corp.	44,083
1,869	Vinci SA	179,493
377	WSP Global, Inc.	19,852

		587,685

Construction Materials (0.4%):
4,102	Boral, Ltd.	19,791
3,045	CRH plc	107,606
3,025	Fletcher Building, Ltd.	14,225
529	HeidelbergCement AG	44,527
174	Imerys SA	14,018
1,726	James Hardie Industries SE	29,047
1,767	LafargeHolcim, Ltd., Registered Shares	86,193
239	Martin Marietta Materials, Inc.	53,376
500	Taiheiyo Cement Corp.	16,436
438	Vulcan Materials Co.	56,528

		441,747

Consumer Finance (0.4%):
1,300	ACOM Co., Ltd.	4,994
1,649	Ally Financial, Inc.	43,319
2,628	American Express Co.	257,545
1,759	Capital One Financial Corp.	161,652
700	Credit Saison Co., Ltd.	11,005
1,291	Discover Financial Services	90,899
2,629	Synchrony Financial	87,756

		657,170

Containers & Packaging (0.2%):
3,908	Amcor, Ltd.	41,733
351	Avery Dennison Corp.	35,837
1,022	Ball Corp.	36,332
545	CCL Industries, Inc.	26,721
559	Crown Holdings, Inc.*	25,021
1,337	International Paper Co.	69,631
370	Packaging Corp. of America	41,362
609	Sealed Air Corp.	25,852
820	Smurfit Kappa Group plc	32,992
600	Toyo Seikan Kaisha, Ltd.	10,531
987	WestRock Co.	56,279

		402,291

Distributors (0.1%):
587	Genuine Parts Co.	53,880
400	Jardine Cycle & Carriage, Ltd.	9,325
1,183	LKQ Corp.*	37,738

		100,943

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.0%):
400	Benesse Holdings, Inc.	$14,183
876	H&R Block, Inc.	19,955

		34,138

Diversified Financial Services (0.8%):
11,633	AMP, Ltd.	30,618
4,639	Berkshire Hathaway, Inc., Class B*	865,869
2,251	Challenger, Ltd.	19,787
152	Eurazeo Se	11,516
446	EXOR NV	30,002
262	Groupe Bruxelles Lambert SA	27,606
681	Industrivarden AB, Class C	13,192
1,625	Investor AB, Class B	66,128
827	Kinnevik AB	28,305
342	L E Lundbergforetagen AB	10,501
1,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	7,981
317	Onex Corp.	23,269
4,600	ORIX Corp.	72,660
181	Pargesa Holding SA	15,358
475	Voya Financial, Inc.	22,325
105	Wendel	14,449

		1,259,566

Diversified Telecommunication Services (1.7%):
26,250	AT&T, Inc.	842,888
597	BCE, Inc.	24,180
582	Belgacom SA	13,126
6,945	Bezeq Israeli Telecommunication Corp., Ltd. (The)	7,829
30,748	BT Group plc	88,456
3,137	CenturyLink, Inc.	58,474
12,216	Deutsche Telekom AG, Registered Shares	189,568
563	Elisa OYJ	26,070
7,242	France Telecom SA	121,132
10,000	HKT Trust & HKT, Ltd.	12,751
103	Iliad SA	16,262
13,592	Koninklijke (Royal) KPN NV	36,943
2,400	Nippon Telegraph & Telephone Corp.	109,069
21,000	PCCW, Ltd.	11,817
27,900	Singapore Telecommunications, Ltd.	62,997
88	Swisscom AG, Registered Shares	39,356
6,633	Telecom Corp. of New Zealand, Ltd.	16,740
21,887	Telecom Italia SpA	14,261
41,770	Telecom Italia SpA*	30,995
3,135	Telefonica Deutschland Holding AG	12,355
16,270	Telefonica SA	138,665
2,866	Telenor ASA	58,765
10,107	Telia Co AB	46,197
16,000	Telstra Corp., Ltd.	30,991
752	TELUS Corp.	26,716
2,193	TPG Telecom, Ltd.^	8,386
15,039	Verizon Communications, Inc.	756,612
709	Zayo Group Holdings, Inc.*	25,864

		2,827,465

Continued

6

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities (1.6%):
912	Alliant Energy Corp.	$38,596
1,686	American Electric Power Co., Inc.	116,756
2,500	Chubu Electric Power Co., Inc.	37,476
1,100	Chugoku Electric Power Co., Inc. (The)	14,218
3,000	CK Infrastructure Holdings, Ltd.	22,207
6,500	CLP Holdings, Ltd.	69,740
2,524	Duke Energy Corp.	199,598
1,181	Edison International	74,722
9,354	EDP – Energias de Portugal SA	37,093
1,479	Electricite de France	20,272
225	Emera, Inc.	7,326
1,282	Endesa SA^	28,253
28,886	Enel SpA	160,019
637	Entergy Corp.	51,463
567	Evergy, Inc.	31,837
1,167	Eversource Energy	68,398
3,513	Exelon Corp.	149,654
1,624	FirstEnergy Corp.	58,318
1,385	Fortis, Inc.	44,274
1,472	Fortum OYJ	35,108
7,500	HK Electric Investments, Ltd.	7,148
5,500	Hongkong Electric Holdings, Ltd.	38,449
1,223	Hydro One, Ltd.	18,645
21,400	Iberdrola SA	165,286
2,800	Kansai Electric Power Co., Inc. (The)	40,784
1,700	Kyushu Electric Power Co., Inc.	19,010
1,716	NextEra Energy, Inc.	286,623
776	OGE Energy Corp.	27,323
680	Orsted A/S	41,200
1,798	PG&E Corp.	76,523
461	Pinnacle West Capital Corp.	37,138
2,636	PPL Corp.	75,258
1,700	Red Electrica Corporacion SA^	34,585
3,382	Scottish & Southern Energy plc	60,412
3,595	Southern Co. (The)	166,484
4,286	Terna SpA	23,126
1,800	Tohoku Electric Power Co., Inc.	21,983
5,700	Tokyo Electric Power Co., Inc. (The)*	26,533
1,952	Xcel Energy, Inc.	89,167

		2,521,005

Electrical Equipment (1.0%):
6,718	ABB, Ltd.	146,650
172	Acuity Brands, Inc.	19,930
725	AMETEK, Inc.	52,316
1,570	Eaton Corp. plc	117,342
2,284	Emerson Electric Co.	157,916
2,000	Fuji Electric Holdings Co., Ltd.	15,208
1,001	Legrand SA	73,311
200	Mabuchi Motor Co., Ltd.	9,503
17,934	Melrose Industries plc	50,317
6,500	Mitsubishi Electric Corp.	86,376
800	Nidec Corp.	119,873

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
350	OSRAM Licht AG	$14,295
801	Prysmian SpA	19,901
493	Rockwell Automation, Inc.	81,951
1,955	Schneider Electric SA	162,601
672	Sensata Technologies Holding plc*	31,974
973	Siemens Gamesa Renewable Energy^	13,016
702	Vestas Wind Systems A/S	43,404

		1,215,884

Electronic Equipment, Instruments & Components (0.9%):
700	ALPS Electric Co., Ltd.	17,957
1,094	Amphenol Corp., Class A	95,343
370	Arrow Electronics, Inc.*	27,854
523	Avnet, Inc.	22,431
593	CDW Corp.	47,908
658	Cognex Corp.	29,353
2,944	Corning, Inc.	80,989
2,085	Flextronics International, Ltd.*	29,419
543	FLIR Systems, Inc.	28,220
500	Hamamatsu Photonics K.K.	21,442
890	Hexagon AB, Class B	49,586
105	Hirose Electric Co., Ltd.	13,004
300	Hitachi High-Technologies Corp.	12,225
17,000	Hitachi, Ltd.	119,765
218	Ingenico Group^	19,563
143	IPG Photonics Corp.*	31,550
300	Keyence Corp.	169,218
683	Keysight Technologies, Inc.*	40,317
1,200	Kyocera Corp.	67,434
600	Murata Manufacturing Co., Ltd.	100,742
400	Nippon Electric Glass Co., Ltd.	11,106
700	Omron Corp.	32,553
700	Shimadzu Corp.	21,108
500	TDK Corp.	50,992
1,254	TE Connectivity, Ltd.	112,935
771	Trimble Navigation, Ltd.*	25,320
1,000	Venture Corp., Ltd.	13,036
1,000	Yaskawa Electric Corp.	35,264
900	Yokogawa Electric Corp.	15,989

		1,342,623

Energy Equipment & Services (0.5%):
1,246	Baker Hughes	41,155
3,205	Halliburton Co.	144,417
427	Helmerich & Payne, Inc.	27,226
2,567	John Wood Group plc	21,183
1,360	National-Oilwell Varco, Inc.	59,024
5,042	Schlumberger, Ltd.	337,965
1,765	Technipfmc plc	56,021
1,915	Tenaris SA	34,919

		721,910

Equity Real Estate Investment Trusts (2.2%):
297	Alexandria Real Estate Equities, Inc.	37,472
1,585	American Tower Corp.	228,508

Continued

7

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
9,400	Ascendas Real Estate Investment Trust	$18,246
493	AvalonBay Communities, Inc.	84,742
518	Boston Properties, Inc.	64,968
2,984	British Land Co. plc	26,463
349	Camden Property Trust	31,804
10,600	CapitaLand Commercial Trust	12,898
10,000	CapitaMall Trust	15,175
1,476	Crown Castle International Corp.	159,142
5	Daiwahouse Residential Investment Corp.	11,866
3,890	Dexus Property Group	28,044
707	Digital Realty Trust, Inc.	78,887
1,337	Duke Realty Corp.	38,813
290	Equinix, Inc.	124,668
1,317	Equity Residential Property Trust	83,880
216	Essex Property Trust, Inc.	51,639
492	Extra Space Storage, Inc.	49,107
295	Federal Realty Investment Trust	37,332
126	Fonciere des Regions SA	13,102
158	Gecina SA	26,417
2,344	Ggp US	47,888
7,223	GPT Group	27,137
716	H&R Real Estate Investment Trust	10,959
3,070	Hammerson plc	21,113
1,803	HCP, Inc.	46,553
2,888	Host Hotels & Resorts, Inc.	60,850
90	ICADE	8,436
1,183	Invitation Homes, Inc.	27,280
957	Iron Mountain, Inc.	33,505
4	Japan Prime Realty Investment Corp.	14,538
5	Japan Real Estate Investment Corp.	26,458
11	Japan Retail Fund Investment Corp.	19,846
1,638	Kimco Realty Corp.	27,830
844	Klepierre	31,744
2,886	Land Securities Group plc	36,323
566	Liberty Property Trust	25,091
7,000	Link REIT (The)	63,642
365	Macerich Co. (The)	20,743
5,806	Macquarie Goodman Group	41,435
370	Mid-America Apartment Communities, Inc.	37,248
14,289	Mirvac Group	23,005
661	National Retail Properties, Inc.	29,058
5	Nippon Building Fund, Inc.	28,848
6	Nippon Prologis REIT, Inc.	12,450
15	Nomura Real Estate Master Fund, Inc.	21,187
2,003	ProLogis, Inc.	131,577
592	Public Storage, Inc.	134,301
1,090	Realty Income Corp.	58,631
394	Regency Centers Corp.	24,460
626	RioCan REIT	11,501
397	SBA Communications Corp.*	65,553
19,896	Scentre Group	64,806
3,901	SERGO plc	34,451

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
1,167	Simon Property Group, Inc.	$198,611
320	SL Green Realty Corp.	32,170
6,870	Stockland Trust Group	20,244
8,200	Suntec REIT	10,430
1,048	UDR, Inc.	39,342
371	Unibail-Rodamco-Westfield	81,684
2,404	Unibail-Rodamco-Westfield*	26,096
11	United Urban Investment Corp.	17,096
1,261	Ventas, Inc.	71,814
3,848	VEREIT, Inc.	28,629
12,778	Vicinity Centres	24,514
592	Vornado Realty Trust	43,761
1,360	Welltower, Inc.	85,258
2,695	Weyerhaeuser Co.	98,260

		3,269,529

Food & Staples Retailing (1.8%):
2,500	Aeon Co., Ltd.	53,463
1,573	Alimentation Couche-Tard, Inc.	68,341
1,572	Carrefour SA	25,367
240	Casino Guichard-Perrachon SA^	9,301
279	Colruyt SA	15,910
1,605	Costco Wholesale Corp.	335,413
3,693	CVS Health Corp.	237,645
460	Empire Co., Ltd., Class A	9,235
300	FamilyMart Co., Ltd.	31,553
182	ICA Gruppen AB	5,580
6,388	J Sainsbury plc	27,065
1,005	Jeronimo Martins SGPS SA	14,460
4,621	Koninklijke Ahold Delhaize NV	110,545
3,059	Kroger Co. (The)	87,029
200	LAWSON, Inc.	12,494
837	Loblaw Cos., Ltd.	43,044
706	METRO AG^	8,723
973	Metro, Inc.	33,080
2,700	Seven & I Holdings Co., Ltd.	117,702
200	Sundrug Co., Ltd.	8,088
1,705	Sysco Corp.	116,434
34,175	Tesco plc	115,730
100	Tsuruha Holdings, Inc.	12,522
3,032	Walgreens Boots Alliance, Inc.	181,965
5,391	Wal-Mart Stores, Inc.	461,739
4,032	Wesfarmers, Ltd.	147,842
218	Weston (George), Ltd.	17,788
8,734	William Morrison Supermarkets plc	29,011
4,614	Woolworths, Ltd.	104,495

		2,441,564

Food Products (1.6%):
2,687	A2 Milk Co., Ltd.*	20,805
1,500	Ajinomoto Co., Inc.	28,329
2,102	Archer-Daniels-Midland Co.	96,335
1,195	Associated British Foods plc	43,078
8	Barry Callebaut AG, Registered Shares	14,371

Continued

8

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
553	Bunge, Ltd.	$38,550
300	Calbee, Inc.	11,281
713	Campbell Soup Co.^	28,905
1,302	ConAgra Foods, Inc.	46,520
2,221	Danone SA	162,801
1,954	General Mills, Inc.	86,484
17,600	Golden Agri-Resources, Ltd.	3,937
554	Hershey Co. (The)	51,555
1,150	Hormel Foods Corp.^	42,792
288	Ingredion, Inc.	31,882
436	JM Smucker Co. (The)	46,861
921	Kellogg Co.	64,350
593	Kerry Group plc, Class A	61,930
600	Kikkoman Corp.	30,235
2,157	Kraft Heinz Co. (The)	135,503
4	Lindt & Spruengli AG	25,953
1,474	Marine Harvest	29,361
472	McCormick & Co.^	54,794
400	Meiji Holdings Co., Ltd.	33,716
5,464	Mondelez International, Inc., Class A	224,024
11,327	Nestle SA, Registered Shares	877,254
300	Nippon Meat Packers, Inc.	12,118
800	Nisshin Seifun Group, Inc.	16,921
200	Nissin Foods Holdings Co., Ltd.	14,459
3,107	Orkla ASA, Class A	27,218
790	Saputo, Inc.	26,233
300	Toyo Suisan Kaisha, Ltd.	10,681
967	Tyson Foods, Inc., Class A	66,578
23,000	WH Group, Ltd.	18,596
7,700	Wilmar International, Ltd.	17,270
300	Yakult Honsha Co., Ltd.	20,031
500	Yamazaki Baking Co., Ltd.	13,062

		2,534,773

Gas Utilities (0.0%):
4,712	APA Group	34,321
417	Atmos Energy Corp.	37,588
1,377	Gas Natural SDG SA^	36,433
32,340	Hong Kong & China Gas Co., Ltd.	61,715
1,600	Osaka Gas Co., Ltd.	33,106
1,400	Tokyo Gas Co., Ltd.	37,155
697	UGI Corp.	36,293

		276,611

Health Care Equipment & Supplies (2.2%):
6,342	Abbott Laboratories	386,799
153	ABIOMED, Inc.*	62,585
238	Align Technology, Inc.*	81,429
1,760	Baxter International, Inc.	129,958
956	Becton, Dickinson & Co.	229,019
159	bioMerieux	14,259
4,956	Boston Scientific Corp.*	162,061
157	Cochlear, Ltd.	23,338
461	Coloplast A/S, Class B	46,052

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,781	Convatec Group plc	$13,388
192	Cooper Cos., Inc. (The)	45,206
2,300	Danaher Corp.	226,964
906	Dentsply Sirona, Inc.	39,656
747	Edwards Lifesciences Corp.*	108,741
748	Essilor International SA Compagnie Generale d’Optique	105,528
2,474	Fisher & Paykel Healthcare Corp., Ltd.	24,929
974	Hologic, Inc.*	38,717
1,500	HOYA Corp.	85,202
314	IDEXX Laboratories, Inc.*	68,433
405	Intuitive Surgical, Inc.*	193,784
4,967	Medtronic plc	425,225
1,100	Olympus Co., Ltd.	41,093
548	ResMed, Inc.	56,762
129	Sartorius AG	19,270
556	Siemens Healthineers AG*	22,948
2,963	Smith & Nephew plc	54,480
211	Sonova Holding AG, Registered Shares	37,867
39	Straumann Holding AG, Registered Shares	29,701
1,222	Stryker Corp.	206,347
600	Sysmex Corp.	55,952
137	Teleflex, Inc.	36,745
1,000	Terumo Corp.	57,136
318	Varian Medical Systems, Inc.*	36,163
646	William Demant Holding A/S*	25,984
735	Zimmer Holdings, Inc.	81,908

		3,273,629

Health Care Providers & Services (1.7%):
1,187	Aetna, Inc.	217,815
1,356	Al Noor Hospitals Group plc	9,417
700	Alfresa Holdings Corp.	16,440
588	AmerisourceBergen Corp.	50,139
940	Anthem, Inc.	223,748
1,143	Cardinal Health, Inc.	55,813
667	Centene Corp.*	82,181
901	Cigna Corp.	153,125
441	DaVita, Inc.*	30,623
2,076	Express Scripts Holding Co.*	160,288
819	Fresenius Medical Care AG & Co., KGaA	82,666
1,440	Fresenius SE & Co. KGaA	115,617
1,038	HCA Holdings, Inc.	106,499
7,247	Healthscope, Ltd.	11,850
559	Henry Schein, Inc.*	40,606
501	Humana, Inc.	149,113
366	Laboratory Corp. of America Holdings*	65,708
746	McKesson Corp.	99,516
800	Medipal Holdings Corp.	16,074
378	NMC Health plc	17,835
496	Quest Diagnostics, Inc.	54,530
1,663	Qurate Retail, Inc.*	35,289
548	Ramsay Health Care, Ltd.	21,924
947	Ryman Healthcare, Ltd.	7,673

Continued

9

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
1,491	Sonic Healthcare, Ltd.	$27,114
3,503	UnitedHealth Group, Inc.	859,425
359	Universal Health Services, Inc., Class B	40,007

		2,751,035

Health Care Technology (0.1%):
1,083	Cerner Corp.*	64,753
700	M3, Inc.	27,868
435	Veeva Systems, Inc., Class A*	33,434

		126,055

Hotels, Restaurants & Leisure (1.5%):
683	Accor SA	33,455
929	Aramark Holdings Corp.	34,466
2,102	Aristocrat Leisure, Ltd.	47,987
1,555	Carnival Corp., Class A	89,117
720	Carnival plc	41,178
67	Chipotle Mexican Grill, Inc.*	28,902
5,948	Compass Group plc	126,694
1,460	Crown, Ltd.	14,619
480	Darden Restaurants, Inc.	51,389
255	Domino’s Pizza Enterprises, Ltd.^	9,847
131	Domino’s Pizza, Inc.	36,964
207	Flight Centre, Ltd.	9,744
9,000	Galaxy Entertainment Group, Ltd.	69,082
11,400	Genting Singapore, Ltd.	10,242
1,984	GVC Holdings plc	27,486
1,039	Hilton Worldwide Holdings, Inc.	82,247
704	Intercontinental Hotels Group plc	43,789
1,404	Las Vegas Sands Corp.	107,209
1,136	Marriott International, Inc., Class A	143,818
2,876	McDonald’s Corp.	450,641
763	Melco Resorts & Entertainment, Ltd., ADR	21,364
2,822	Merlin Entertainments plc	14,396
2,400	MGM China Holdings, Ltd.	5,558
1,778	MGM Resorts International	51,615
621	Norwegian Cruise Line Holdings, Ltd.*	29,342
700	Oriental Land Co., Ltd.	73,362
308	Paddy Power plc	34,538
873	Restaurant Brands International, Inc.	52,666
578	Royal Caribbean Cruises, Ltd.	59,881
9,600	Sands China, Ltd.	51,157
10,000	SJM Holdings, Ltd.	12,425
372	Sodexo SA	37,161
5,154	Starbucks Corp.	251,773
7,935	Tabcorp Holdings, Ltd.	26,259
1,739	TUI AG	38,138
163	Vail Resorts, Inc.	44,693
710	Whitbread plc	37,083
8,000	Wynn Macau, Ltd.	25,690
321	Wynn Resorts, Ltd.	53,716
1,155	Yum! Brands, Inc.	90,344

		2,470,037

Shares		Fair Value
Common Stocks, continued
Household Durables (0.7%):
3,899	Barratt Developments plc	$26,508
503	Berkeley Group Holdings plc (The)	25,117
900	Casio Computer Co., Ltd.	14,627
1,387	D.R. Horton, Inc.	56,866
982	Electrolux AB, Series B, B Shares	22,356
447	Garmin, Ltd.	27,267
1,713	Husqvarna AB, Class B	16,226
600	Iida Group Holdings Co., Ltd.	11,563
538	Leggett & Platt, Inc.	24,016
1,070	Lennar Corp., Class A	56,175
254	Mohawk Industries, Inc.*	54,425
1,786	Newell Rubbermaid, Inc.	46,061
1,300	Nikon Corp.	20,629
14	NVR, Inc.*	41,585
8,200	Panasonic Corp.	110,185
822	Persimmon plc	27,466
948	PulteGroup, Inc.	27,255
100	Rinnai Corp.	8,803
92	SEB SA	16,041
1,200	Sekisui Chemical Co., Ltd.	20,434
1,900	Sekisui House, Ltd.	33,598
400	Sharp Corp.^	9,721
4,700	Sony Corp.	241,171
13,519	Taylor Wimpey plc	31,906
5,500	Techtronic Industries Co., Ltd.	30,541
621	Toll Brothers, Inc.	22,971
255	Whirlpool Corp.	37,289

		1,060,802

Household Products (0.9%):
869	Church & Dwight Co., Inc.	46,196
426	Clorox Co. (The)	57,617
3,002	Colgate-Palmolive Co.	194,560
2,044	Essity AB, Class B	50,433
405	Henkel AG & Co. KGaA	45,057
1,250	Kimberly-Clark Corp.	131,675
1,000	Lion Corp.	18,333
9,187	Procter & Gamble Co. (The)	717,136
2,417	Reckitt Benckiser Group plc	198,654
1,600	Unicharm Corp.	48,152

		1,507,813

Independent Power & Renewable Electricity Producers (0.0%):
2,498	AES Corp. (The)	33,498
500	Electric Power Development Co., Ltd.	12,904
6,653	Meridian Energy, Ltd.	14,048
787	Uniper SE	23,460
1,185	Vistra Energy Corp.*	28,037

		111,947

Industrial Conglomerates (1.5%):
2,155	3M Co., Class C	423,932
9,500	CK Hutchison Holdings, Ltd.	100,265
232	DCC plc	21,101

Continued

10

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
31,394	General Electric Co.	$427,271
2,680	Honeywell International, Inc.	386,054
800	Jardine Matheson Holdings, Ltd.	50,415
900	Jardine Strategic Holdings, Ltd.	32,788
400	Keihan Electric Railway Co., Ltd.	14,350
4,300	Keppel Corp., Ltd.	22,624
3,437	Koninklijke Philips Electronics NV	145,670
7,370	NWS Holdings, Ltd.	12,733
361	Roper Industries, Inc.	99,604
700	Seibu Holdings, Inc.	11,797
6,700	SembCorp Industries, Ltd.	13,490
2,780	Siemens AG, Registered Shares	367,345
1,528	Smiths Group plc	34,224
25,000	Toshiba Corp.*	75,063

		2,238,726

Insurance (4.1%):
850	Admiral Group plc	21,376
7,322	AEGON NV	43,751
2,904	Aflac, Inc.	124,930
762	Ageas NV	38,418
44,200	AIA Group, Ltd.	382,660
38	Alleghany Corp.	21,849
1,596	Allianz SE, Registered Shares+	329,769
1,251	Allstate Corp. (The)	114,179
304	American Financial Group, Inc.	32,628
3,302	American International Group, Inc.	175,072
885	Aon plc	121,395
1,506	Arch Capital Group, Ltd.*	39,849
733	Arthur J. Gallagher & Co.	47,850
4,785	Assicurazioni Generali SpA	80,115
244	Assurant, Inc.	25,252
311	Athene Holding, Ltd.*	13,634
13,661	Aviva plc	90,826
7,004	AXA SA	171,579
387	Axis Capital Holdings, Ltd.	21,525
160	Baloise Holding AG, Registered Shares	23,278
327	Brighthouse Financial, Inc.*	13,103
1,718	Chubb, Ltd.	218,220
539	Cincinnati Financial Corp.	36,038
697	CNP Assurances SA	15,837
3,700	Dai-ichi Life Insurance Co., Ltd.	65,822
5,556	Direct Line Insurance Group plc	25,128
166	Everest Re Group, Ltd.	38,260
92	Fairfax Financial Holdings, Ltd.	51,558
928	FNF Group	34,911
727	Gjensidige Forsikring ASA	11,910
1,141	Great-West Lifeco, Inc.	28,054
228	Hannover Rueck SE	28,424
1,259	Hartford Financial Services Group, Inc. (The)	64,373
396	Industrial Alliance Insurance & Financial Services, Inc.	15,289
8,439	Insurance Australia Group, Ltd.	53,456
551	Intact Financial Corp.	39,088
6,200	Japan Post Holdings Co., Ltd.	67,888

Shares		Fair Value
Common Stocks, continued
Insurance, continued
22,081	Legal & General Group plc	$77,479
739	Lincoln National Corp.	46,003
993	Loews Corp.	47,942
7,294	Manulife Financial Corp.	131,064
4,960	MAPFRE SA	14,925
46	Markel Corp.*	49,880
1,866	Marsh & McLennan Cos., Inc.	152,956
10,769	Medibank Private, Ltd.	23,311
3,149	MetLife, Inc.	137,296
1,600	MS&AD Insurance Group Holdings, Inc.	49,705
558	Muenchener Rueckversicherungs-Gesellschaft AG	118,243
1,200	NKSJ Holdings, Inc.	48,485
948	NN Group NV	38,463
100	Old Mutual, Ltd.	198
2,312	Poste Italiane SpA	19,302
1,383	Power Corp. of Canada	30,974
922	Power Financial Corp.	21,568
960	Principal Financial Group, Inc.	50,832
2,166	Progressive Corp. (The)	128,119
1,567	Prudential Financial, Inc.	146,530
9,367	Prudential plc	213,984
4,484	QBE Insurance Group, Ltd.	32,415
193	Reinsurance Group of America, Inc.	25,762
160	RenaissanceRe Holdings, Ltd.	19,251
4,071	RSA Insurance Group plc	36,488
1,525	Sampo OYJ, Class A	74,359
535	SCOR SA	19,844
900	Sony Financial Holdings, Inc.	17,140
1,995	St. James Place plc	30,196
10,335	Standard Life plc	44,405
2,062	Sun Life Financial, Inc.	82,872
4,547	Suncorp-Metway, Ltd.	49,223
130	Swiss Life Holding AG, Registered Shares	45,234
1,209	Swiss Re AG	104,510
2,300	T&D Holdings, Inc.	34,464
2,400	Tokio Marine Holdings, Inc.	112,395
389	Torchmark Corp.	31,668
1,006	Travelers Cos., Inc. (The)	123,074
213	Tryg A/S	4,999
930	UnumProvident Corp.	34,401
233	W.R. Berkley Corp.	16,872
435	Willis Towers Watson plc	65,946
817	XL Group, Ltd.	45,711
551	Zurich Insurance Group AG	163,509

		5,489,291

Internet & Direct Marketing Retail (2.4%):
1,489	Amazon.com, Inc.*	2,531,001
175	Booking Holdings, Inc.*	354,741
477	Expedia, Inc.	57,331
1,571	Netflix, Inc.*	614,937
3,700	Rakuten, Inc.	24,987
700	Start Today Co., Ltd.	25,346

Continued

11

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
466	TripAdvisor, Inc.*^	$25,961
340	Zalando SE*	18,988

		3,653,292

Internet Software & Services (3.1%):
597	Akamai Technologies, Inc.*	43,718
1,081	Alphabet, Inc., Class A*	1,220,654
1,140	Alphabet, Inc., Class C*	1,271,841
3,847	Auto Trader Group plc	21,616
335	Delivery Hero AG*	17,827
500	DeNA Co., Ltd.	9,371
3,535	eBay, Inc.*	128,179
8,666	Facebook, Inc., Class A*	1,683,977
543	GoDaddy, Inc., Class A*	38,336
281	IAC/InterActiveCorp.*	42,850
700	Kakaku.com, Inc.	15,778
151	MercadoLibre, Inc.	45,138
300	Shopify, Inc., Class A*	43,767
2,197	Twitter, Inc.*	95,943
475	United Internet AG, Registered Shares	27,196
322	VeriSign, Inc.*	44,249
5,500	Yahoo! Japan Corp.	18,217
443	Zillow Group, Inc., Class C*^	26,164

		4,794,821

IT Services (3.1%):
2,258	Accenture plc, Class C	369,386
201	Alliance Data Systems Corp.	46,873
1,640	Amadeus IT Holding SA	129,207
346	Atos Origin SA	47,145
1,579	Automatic Data Processing, Inc.	211,807
403	Broadridge Financial Solutions, Inc.	46,385
584	Capgemini SA	78,385
859	CGI Group, Inc., Class A*	54,441
2,162	Cognizant Technology Solutions Corp., Class A	170,776
1,800	Computershare, Ltd.	24,632
1,004	DXC Technology Co.	80,932
1,220	Fidelity National Information Services, Inc.	129,357
1,382	First Data Corp., Class A*	28,925
1,528	Fiserv, Inc.*	113,210
294	FleetCor Technologies, Inc.*	61,931
7,000	Fujitsu, Ltd.	42,405
324	Gartner, Inc.*	43,060
604	Global Payments, Inc.	67,340
3,353	International Business Machines Corp.	468,414
261	Jack Henry & Associates, Inc.	34,024
584	Leidos Holdings, Inc.	34,456
3,385	MasterCard, Inc., Class A	665,221
440	Nomura Research Institute, Ltd.	21,301
2,500	NTT Data Corp.	28,759
200	OBIC Co., Ltd.	16,537
400	Otsuka Corp.	15,671
1,176	Paychex, Inc.	80,380
4,099	PayPal Holdings, Inc.*	341,324

Shares		Fair Value
Common Stocks, continued
IT Services, continued
546	Perspecta, Inc.	$11,220
802	Sabre Corp.	19,761
957	Square, Inc., Class A*	58,989
647	Total System Services, Inc.	54,684
6,543	Visa, Inc., Class A	866,621
1,873	Western Union Co.	38,078
446	Wirecard AG	71,786
1,079	Worldpay, Inc., Class A*	88,241

		4,661,664

Leisure Products (0.2%):
443	Hasbro, Inc.	40,893
1,326	Mattel, Inc.^	21,773
800	Namco Bandai Holdings, Inc.	32,968
239	Polaris Industries, Inc.	29,201
800	Sega Sammy Holdings, Inc.	13,700
200	Shimano, Inc.	29,346
600	Yamaha Corp.	31,131

		199,012

Life Sciences Tools & Services (0.5%):
1,170	Agilent Technologies, Inc.	72,353
30	Eurofins Scientific SE	16,663
529	Illumina, Inc.*	147,744
436	IQVIA Holdings, Inc.*	43,522
248	Lonza Group AG, Registered Shares	65,906
95	Mettler-Toledo International, Inc.*	54,970
839	Qiagen NV*	30,545
1,446	Thermo Fisher Scientific, Inc.	299,524
282	Waters Corp.*	54,592

		785,819

Machinery (1.8%):
264	AGCO Corp.	16,030
1,121	Alfa Laval AB	26,526
607	Alstom SA	27,874
1,300	AMADA Co., Ltd.	12,475
291	Andritz AG	15,440
2,458	Atlas Copco AB, Class A	71,265
1,444	Atlas Copco AB, Class B	37,776
2,166	Caterpillar, Inc.	293,862
4,138	CNH Industrial NV	43,839
576	Cummins, Inc.	76,608
200	Daifuku Co., Ltd.	8,744
1,118	Deere & Co.	156,297
617	Dover Corp.	45,164
2,458	Epiroc AB, Class A*	25,802
1,444	Epiroc AB, Class B*	13,224
700	FANUC Corp.	138,805
458	Flowserve Corp.	18,503
1,143	Fortive Corp.	88,137
718	GEA Group AG	24,200
1,200	Hino Motors, Ltd.	12,779
200	Hitachi Construction Machinery Co., Ltd.	6,486

Continued

12

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
200	Hoshizaki Electric Co., Ltd.	$20,219
312	IDEX Corp.	42,582
600	IHI Corp.	20,878
1,123	Illinois Tool Works, Inc.	155,581
891	Ingersoll-Rand plc	79,949
800	JTEKT Corp.	10,866
500	Kawasaki Heavy Industries, Ltd.	14,667
282	Kion Group AG	20,262
3,300	Komatsu, Ltd.	93,940
1,019	Kone OYJ, Class B	51,886
3,700	Kubota Corp.	58,110
500	Kurita Water Industries, Ltd.	14,247
800	Makita Corp.	35,790
156	MAN AG	17,652
472	Metso Corp. OYJ	15,797
139	Middleby Corp. (The)*^	14,514
1,400	Minebea Co., Ltd.	23,592
1,100	Mitsubishi Heavy Industries, Ltd.	39,993
400	Nabtesco Corp.	12,287
1,000	NGK Insulators, Ltd.	17,787
1,100	NSK, Ltd.	11,327
1,294	PACCAR, Inc.	80,176
468	Parker Hannifin Corp.	72,938
670	Pentair plc	28,194
4,220	Sandvik AB	74,812
141	Schindler Holding AG	30,380
31	Schindler Holding AG, Registered Shares	6,529
1,203	SKF AB, Class B	22,366
200	SMC Corp.	73,206
234	Snap-On, Inc.	37,608
529	Stanley Black & Decker, Inc.	70,256
400	Sumitomo Heavy Industries, Ltd.	13,461
600	THK Co., Ltd.	17,156
5,811	Volvo AB, Class B	92,593
210	WABCO Holdings, Inc.*	24,574
356	Wabtec Corp.^	35,094
1,776	Wartsila Corp. OYJ, Class B	34,858
830	Weir Group plc (The)	21,892
704	Xylem, Inc.	47,436

		2,715,291

Marine (0.0%):
17	A.P. Moeller – Maersk A/S, Class A	20,140
16	A.P. Moeller – Maersk A/S, Class B	19,903
180	Kuehne & Nagel International AG, Registered Shares	27,048
500	Mitsui O.S.K. Lines, Ltd.	12,010
600	Nippon Yusen Kabushiki Kaisha	11,896

		90,997

Media (1.7%):
64	Axel Springer AG	4,628
1,226	CBS Corp., Class B	68,926
608	Charter Communications, Inc., Class A*	178,272
16,778	Comcast Corp., Class A	550,486

Shares		Fair Value
Common Stocks, continued
Media, continued
400	Cyberagent, Inc.	$24,013
800	Dentsu, Inc.	37,875
679	Discovery Communications, Inc., Class A*^	18,673
1,175	Discovery Communications, Inc., Class C*	29,963
890	DISH Network Corp., Class A*	29,913
678	Eutelsat Communications SA	14,040
1,100	Hakuhodo DY Holdings, Inc.	17,639
4,548	Informa plc	50,098
1,539	Interpublic Group of Cos., Inc. (The)	36,074
13,978	ITV plc	32,081
403	JCDecaux SA	13,469
423	Liberty Broadband Corp., Class C*	32,030
1,786	Liberty Global plc, Series C*	47,525
692	Liberty Global plc, Class A*	19,058
765	Liberty Media Group, Class C*	28,404
369	Liberty SiriusXM Group, Class A*	16,623
619	Liberty SiriusXM Group, Class C*	28,078
548	Live Nation, Inc.*^	26,616
1,432	News Corp., Class A	22,196
762	Omnicom Group, Inc.	58,118
3,164	Pearson plc^	36,784
854	ProSiebenSat.1 Media AG	21,652
762	Publicis Groupe SA	52,359
117	REA Group, Ltd.	7,889
170	RTL Group	11,526
534	Schibsted ASA, Class B	15,072
1,431	SES Global, Class A	26,187
1,248	Shaw Communications, Inc., Class B	25,425
1,500	Singapore Press Holdings, Ltd.^	2,858
4,637	Sirius XM Holdings, Inc.^	31,392
3,978	Sky plc	76,712
227	Telenet Group Holding NV*	10,580
400	Toho Co., Ltd.	13,403
3,860	Twenty-First Century Fox, Inc.	191,803
1,543	Twenty-First Century Fox, Inc., Class B	76,024
1,259	Viacom, Inc., Class B	37,971
3,773	Vivendi Universal SA	92,295
5,473	Walt Disney Co. (The)	573,625
4,388	WPP plc	69,037

		2,757,392

Metals & Mining (1.6%):
908	Agnico Eagle Mines, Ltd.	41,632
10,099	Alumina, Ltd.	20,901
3,834	Anglo American plc^	85,129
1,249	Antofagasta plc	16,223
2,233	ArcelorMittal	65,206
4,195	Barrick Gold Corp.	55,114
7,636	BHP Billiton plc	170,848
11,411	BHP Billiton, Ltd.	285,875
1,801	BlueScope Steel, Ltd.	22,952
1,073	Boliden AB	34,733
2,679	First Quantum Minerals, Ltd.	39,477

Continued

13

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
6,052	Fortescue Metals Group, Ltd.	$19,629
599	Franco-Nevada Corp.	43,723
5,129	Freeport-McMoRan Copper & Gold, Inc.	88,526
837	Fresnillo plc	12,616
42,000	Glencore International plc	199,093
3,385	Goldcorp, Inc.	46,481
1,100	Hitachi Metals, Ltd.	11,410
2,000	JFE Holdings, Inc.	37,732
4,800	Kinross Gold Corp.*	18,075
1,500	Kobe Steel, Ltd.	13,714
1,942	Lundin Mining Corp.	10,800
100	Maruichi Steel Tube, Ltd.	3,383
400	Mitsubishi Materials Corp.	10,969
2,928	Newcrest Mining, Ltd.	47,453
1,887	Newmont Mining Corp.	71,159
2,700	Nippon Steel Corp.	52,963
5,187	Norsk Hydro ASA	31,066
1,228	Nucor Corp.	76,750
380	Randgold Resources, Ltd.	29,220
4,351	Rio Tinto plc	239,925
1,410	Rio Tinto, Ltd.	87,518
18,228	South32, Ltd.	49,081
839	Steel Dynamics, Inc.	38,552
1,000	Sumitomo Metal & Mining Co., Ltd.	38,107
1,869	Teck Cominco, Ltd., Class B	47,617
1,419	ThyssenKrupp AG	34,521
3,978	Turquoise Hill Resources, Ltd.*	11,258
415	Voestalpine AG	19,091
1,722	Wheaton Precious Metals Corp.	38,016

		2,266,538

Mortgage Real Estate Investment Trusts (0.0%):
1,279	Agnc Investment Corp.	23,777
3,700	Annaly Capital Management, Inc.	38,073

		61,850

Multiline Retail (0.4%):
218	Canadian Tire Corp., Class A	28,459
966	Dollar General Corp.	95,247
839	Dollar Tree, Inc.*	71,315
1,161	Dollarama, Inc.	45,009
400	Don Quijote Co., Ltd.	19,194
3,176	Harvey Norman Holdings, Ltd.^	7,796
1,300	Isetan Mitsukoshi Holdings, Ltd.	16,226
900	J. Front Retailing Co., Ltd.	13,665
602	Kohl’s Corp.	43,886
1,213	Macy’s, Inc.	45,403
6,217	Marks & Spencer Group plc^	24,188
900	MARUI GROUP Co., Ltd.	18,943
458	Next plc	36,555
511	Nordstrom, Inc.	26,460
100	Ryohin Keikaku Co., Ltd.	35,178
1,000	Takashimaya Co., Ltd.	8,552
1,906	Target Corp.	145,084

		681,160

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.8%):
2,649	AGL Energy, Ltd.	$44,142
854	Ameren Corp.	51,966
348	Atco, Ltd.	10,743
463	Canadian Utilities, Ltd., Class A	11,694
1,567	CenterPoint Energy, Inc.	43,422
19,614	Centrica plc	40,791
1,140	CMS Energy Corp.	53,899
1,123	Consolidated Edison, Inc.	87,572
2,399	Dominion Energy, Inc.	163,563
601	DTE Energy Co.	62,282
7,903	E.ON AG	84,422
6,854	Engie Group	104,885
573	Innogy Se^	24,542
12,089	National Grid plc	133,722
1,299	NiSource, Inc.	34,138
1,833	Public Service Enterprise Group, Inc.	99,238
1,932	RWE AG	44,031
563	SCANA Corp.	21,687
801	Sempra Energy	93,004
1,255	Suez Environnement Co.	16,271
1,772	Veolia Environnement SA	37,906
1,085	WEC Energy Group, Inc.	70,145

		1,334,065

Oil, Gas & Consumable Fuels (6.5%):
608	AltaGas, Ltd.	12,558
1,954	Anadarko Petroleum Corp.	143,131
478	Andeavor	62,704
597	Antero Resources Corp.*	12,746
1,421	Apache Corp.^	66,432
1,724	ARC Resources, Ltd.	17,811
71,792	BP plc	546,538
1,817	Cabot Oil & Gas Corp.	43,245
1,032	Caltex Australia, Ltd.	24,919
1,442	Cameco Corp.	16,225
4,486	Canadian Natural Resources, Ltd.	161,932
3,747	Cenovus Energy, Inc.	38,910
783	Cheniere Energy, Inc.*	51,044
6,914	Chevron Corp.	874,136
378	Cimarex Energy Co.	38,458
543	Concho Resources, Inc.*	75,124
4,275	ConocoPhillips Co.	297,626
370	Continental Resources, Inc.*	23,961
1,848	Crescent Point Energy Corp.	13,581
1,592	Devon Energy Corp.	69,984
351	Diamondback Energy, Inc.	46,181
595	Enagas SA^	17,383
6,358	Enbridge, Inc.	227,330
2,919	EnCana Corp.	38,128
9,027	ENI SpA	167,591
2,099	EOG Resources, Inc.	261,179
809	EQT Corp.	44,641
15,339	Exxon Mobil Corp.	1,268,994

Continued

14

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,927	Galp Energia SGPS SA	$36,639
1,008	Hess Corp.	67,425
657	HollyFrontier Corp.	44,959
1,272	Husky Energy, Inc.	19,828
500	Idemitsu Kosan Co., Ltd.	17,801
1,189	Imperial Oil, Ltd.	39,528
3,800	INPEX Corp.	39,279
1,260	Inter Pipeline, Ltd.	23,618
10,850	JX Holdings, Inc.	75,348
705	Keyera Corp.	19,619
7,394	Kinder Morgan, Inc.	130,652
290	Koninklijke Vopak NV	13,385
750	Lundin Petroleum AB	23,878
3,305	Marathon Oil Corp.	68,942
1,783	Marathon Petroleum Corp.	125,095
521	Neste Oil OYJ	40,732
781	Newfield Exploration Co.*	23,625
1,657	Noble Energy, Inc.	58,459
2,819	Occidental Petroleum Corp.	235,894
5,352	Oil Search, Ltd.	35,356
488	OMV AG	27,643
1,461	ONEOK, Inc.	102,022
6,801	Origin Energy, Ltd.*	50,718
686	Parsley Energy, Inc., Class A*	20,772
1,654	Pembina Pipelines Corp.	57,289
1,601	Phillips 66	179,808
637	Pioneer Natural Resources Co.	120,546
369	Plains GP Holdings, LP-CL A	8,823
775	Prairiesky Royalty, Ltd.	15,300
4,496	Repsol SA	87,789
16,422	Royal Dutch Shell plc, Class A	568,990
13,653	Royal Dutch Shell plc, Class B	488,257
6,196	Santos, Ltd.*	28,875
1,158	Seven Generations Energy*	12,765
200	Showa Shell Sekiyu K.K.	2,981
6,928	Snam SpA	28,859
3,996	Statoil ASA	105,802
6,096	Suncor Energy, Inc.	248,106
749	Targa Resources Corp.	37,068
8,721	Total SA	530,293
813	Tourmaline Oil Corp.	14,528
3,348	TransCanada Corp.	144,871
1,536	Valero Energy Corp.	170,235
444	Vermilion Energy, Inc.	16,014
2,850	Williams Cos., Inc. (The)	77,264
3,349	Woodside Petroleum, Ltd.	88,115

		9,036,287

Paper & Forest Products (0.1%):
1,393	Mondi plc	37,517
3,000	OYI Paper Co., Ltd.	18,589
2,017	Stora Enso OYJ, Registered Shares	39,402
2,008	UPM-Kymmene OYJ	71,696
123	West Fraser Timber Co., Ltd.	8,467

		175,671

Shares		Fair Value
Common Stocks, continued
Personal Products (0.9%):
347	Beiersdorf AG	$39,402
1,897	Coty, Inc., Class A	26,748
801	Estee Lauder Co., Inc. (The), Class A	114,294
1,800	Kao Corp.	137,210
200	Kobayashi Pharmaceutical Co., Ltd.	17,266
100	KOSE Corp.	21,511
919	L’Oreal SA	226,723
400	POLA ORBIS HOLDINGS, Inc.	17,580
1,300	Shiseido Co., Ltd.	103,154
5,617	Unilever NV	313,092
4,427	Unilever plc	244,843

		1,261,823

Pharmaceuticals (5.4%):
1,176	Allergan plc	196,063
7,200	Astellas Pharma, Inc.	109,704
4,586	AstraZeneca plc	317,454
3,219	Bayer AG, Registered Shares	354,629
5,828	Bristol-Myers Squibb Co.	322,522
700	Chugai Pharmaceutical Co., Ltd.	36,670
2,200	Daiichi Sankyo Co., Ltd.	84,168
700	Dainippon Sumitomo Pharma Co., Ltd.	14,807
1,000	Eisai Co., Ltd.	70,314
3,538	Eli Lilly & Co.	301,898
18,079	GlaxoSmithKline plc	364,690
268	H. Lundbeck A/S	18,820
200	Hisamitsu Pharmaceutical Co., Inc.	16,861
154	Ipsen SA	24,135
237	Jazz Pharmaceuticals plc*	40,836
9,692	Johnson & Johnson Co.	1,176,026
1,000	Kyowa Hakko Kogyo Co., Ltd.	20,129
9,813	Merck & Co., Inc.	595,649
442	Merck KGaA	43,151
900	Mitsubishi Tanabe Pharma Corp.	15,543
1,673	Mylan NV*	60,462
586	Nektar Therapeutics*	28,614
8,076	Novartis AG, Registered Shares	611,959
6,429	Novo Nordisk A/S, Class B	296,991
1,600	Ono Pharmaceutical Co., Ltd.	37,474
411	Orion OYJ, Class B	11,055
1,500	Otsuka Holdings Co., Ltd.	72,649
384	Perrigo Co. plc	27,997
21,604	Pfizer, Inc.	783,793
427	Recordati SpA	16,942
2,554	Roche Holding AG	568,533
4,107	Sanofi-Aventis SA	328,831
1,400	Santen Pharmaceutical Co., Ltd.	24,373
1,000	Shionogi & Co., Ltd.	51,325
100	Taisho Pharmaceutical Holdings Co., Ltd.	11,687
2,600	Takeda Pharmacuetical Co., Ltd.	109,815
3,121	Teva Pharmaceutical Industries, Ltd., ADR	75,903
502	UCB SA	39,349
1,267	Valeant Pharmaceuticals International, Inc.*	29,494

Continued

15

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
160	Vifor Pharma AG	$25,540
1,745	Zoetis, Inc.	148,657

		7,485,512

Professional Services (0.8%):
535	Adecco SA, Registered Shares	31,620
996	Bureau Veritas SA	26,557
129	CoStar Group, Inc.*	53,229
425	Equifax, Inc.	53,172
3,578	Experian plc	88,470
1,548	IHS Markit, Ltd.*	79,861
627	Intertek Group plc	47,277
282	Manpower, Inc.	24,269
1,123	Nielsen Holdings plc	34,734
400	Persol Holdings Co., Ltd.	8,914
465	Randstad Holding NV	27,288
3,900	Recruit Holdings Co., Ltd.	107,776
3,885	Reed Elsevier plc	83,157
3,214	RELX NV	68,411
509	Robert Half International, Inc.	33,136
1,229	Seek, Ltd.	19,922
16	SGS SA, Registered Shares	42,642
220	Teleperformance	38,855
587	TransUnion	42,053
574	Verisk Analytics, Inc.*	61,785
1,061	Wolters Kluwer NV	59,717

		1,032,845

Real Estate Management & Development (0.8%):
165	Azrieli Group	8,207
10,400	CapitaLand, Ltd.	24,082
1,177	CBRE Group, Inc., Class A*	56,190
2,000	City Developments, Ltd.	16,086
10,000	CK Asset Holdings, Ltd.	79,014
200	Daito Trust Construction Co., Ltd.	32,507
2,000	Daiwa House Industry Co., Ltd.	68,106
1,352	Deutsche Wohnen AG	65,293
760	First Capital Realty, Inc.	11,945
4,000	Hang Lung Group, Ltd.	11,196
8,000	Hang Lung Properties, Ltd.	16,431
4,840	Henderson Land Development Co., Ltd.	25,475
5,100	Hongkong Land Holdings, Ltd.	36,486
1,400	Hulic Co., Ltd.	14,907
3,000	Hysan Development Co., Ltd.	16,696
178	Jones Lang LaSalle, Inc.	29,546
2,148	Lend Lease Group	31,589
4,300	Mitsubishi Estate Co., Ltd.	75,123
3,300	Mitsui Fudosan Co., Ltd.	79,557
22,308	New World Development Co., Ltd.	31,176
700	Nomura Real Estate Holdings, Inc.	15,519
12,117	Sino Land Co., Ltd.	19,653
1,000	Sumitomo Realty & Development Co., Ltd.	36,815
5,000	Sun Hung Kai Properties, Ltd.	75,020
2,000	Swire Pacific, Ltd., Class A	21,132

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
4,800	Swire Properties, Ltd.	$17,741
150	Swiss Prime Site AG	13,804
900	Tokyo Tatemono Co., Ltd.	12,347
2,200	Tokyu Fudosan Holdings Corp.	15,489
669	UOL Group, Ltd.	3,732
1,727	Vonovia SE	82,165
5,000	Wharf Holdings, Ltd. (The)	16,016
5,000	Wharf Real Estate Investment Co., Ltd.	35,507
3,000	Wheelock & Co., Ltd.	20,853

		1,115,405

Road & Rail (1.2%):
39	AMERCO, Inc.	13,890
7,972	Aurizon Holdings, Ltd.	25,626
2,748	Canadian National Railway Co.	224,794
565	Canadian Pacific Railway, Ltd., Class 1	103,553
500	Central Japan Railway Co.	103,682
2,100	ComfortDelGro Corp., Ltd.	3,618
3,031	CSX Corp.	193,317
737	DSV A/S	59,495
1,100	East Japan Railway Co.	105,365
900	Hankyu Hanshin Holdings, Inc.	36,176
302	J.B. Hunt Transport Services, Inc.	36,708
358	Kansas City Southern	37,934
1,000	Keihin Electric Express Railway Co., Ltd.	16,390
400	Keio Corp.	19,343
500	Keisei Electric Railway Co., Ltd.	17,158
700	Kintetsu Corp.	28,562
564	Knight-Swift Transportation Holdings, Inc.^	21,550
700	Kyushu Railway Co.	21,418
4,000	MTR Corp., Ltd.	22,040
600	Nagoya Railroad Co., Ltd.	15,490
300	Nippon Express Co., Ltd.	21,751
1,028	Norfolk Southern Corp.	155,094
1,100	Odakyu Electric Railway Co., Ltd.	23,603
235	Old Dominion Freight Line, Inc.	35,006
600	Tobu Railway Co., Ltd.	18,352
2,000	Tokyu Corp.	34,441
2,869	Union Pacific Corp.	406,480
400	West Japan Railway Co.	29,467

		1,830,303

Semiconductors & Semiconductor Equipment (2.8%):
3,346	Advanced Micro Devices, Inc.*	50,157
1,383	Analog Devices, Inc.	132,657
3,872	Applied Materials, Inc.	178,848
1,300	ASM Pacific Technology, Ltd.	16,325
1,426	ASML Holding NV	281,214
1,477	Broadcom, Inc.	358,379
100	Disco Corp.	17,030
4,265	Infineon Technologies AG	108,677
17,023	Intel Corp.	846,212
552	KLA-Tencor Corp.	56,597
570	Lam Research Corp.	98,525

Continued

16

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,673	Marvell Technology Group, Ltd.	$35,869
990	Maxim Integrated Products, Inc.	58,073
875	Microchip Technology, Inc.	79,581
4,027	Micron Technology, Inc.*	211,176
2,095	NVIDIA Corp.	496,306
1,282	NXP Semiconductors NV*	140,084
1,556	ON Semiconductor Corp.*	34,598
500	Qorvo, Inc.*	40,085
5,406	QUALCOMM, Inc.	303,385
2,000	Renesas Electronics Corp.*	19,571
300	ROHM Co., Ltd.	25,127
677	Skyworks Solutions, Inc.	65,432
2,267	STMicroelectronics NV	50,369
900	SUMCO Corp.	18,126
3,551	Texas Instruments, Inc.	391,498
600	Tokyo Electron, Ltd.	102,741
962	Xilinx, Inc.	62,780

		4,279,422

Software (4.2%):
2,642	Activision Blizzard, Inc.	201,637
1,789	Adobe Systems, Inc.*	436,176
262	ANSYS, Inc.*	45,635
712	Autodesk, Inc.*	93,336
1,224	CA, Inc.	43,636
993	Cadence Design Systems, Inc.*	43,007
520	CDK Global, Inc.	33,826
506	Check Point Software Technologies, Ltd.*	49,426
508	Citrix Systems, Inc.*	53,259
76	Constellation Software, Inc.	58,947
497	Dassault Systemes SA	69,542
728	Dell Technologies, Inc., Class V*	61,574
1,092	Electronic Arts, Inc.*	153,994
566	Fortinet, Inc.*	35,335
847	Intuit, Inc.	173,046
400	Konami Corp.	20,336
200	Line Corp.*	8,226
1,745	Micro Focus International plc	30,338
26,479	Microsoft Corp.	2,611,094
1,400	Nexon Co., Ltd.*	20,310
187	NICE Systems, Ltd.*	19,422
400	Nintendo Co., Ltd.	130,563
946	Open Text Corp.	33,299
200	Oracle Corp.	16,307
11,293	Oracle Corp.	497,570
606	Red Hat, Inc.*	81,428
4,174	Sage Group plc	34,465
2,484	Salesforce.com, Inc.*	338,818
3,629	SAP AG	419,214
648	ServiceNow, Inc.*	111,761
515	Splunk, Inc.*	51,042
708	SS&C Technologies Holdings, Inc.	36,745
2,450	Symantec Corp.	50,593

Shares		Fair Value
Common Stocks, continued
Software, continued
523	Synopsys, Inc.*	$44,753
402	Take-Two Interactive Software, Inc.*	47,581
219	Temenos Group AG	33,131
400	Trend Micro, Inc.	22,783
274	UbiSoft Entertainment SA*	29,977
242	VMware, Inc., Class A*	35,567
462	Workday, Inc., Class A*	55,957

		6,333,656

Specialty Retail (1.5%):
200	ABC-Mart, Inc.	10,936
290	Advance Auto Parts, Inc.	39,353
96	AutoZone, Inc.*	64,409
918	Best Buy Co., Inc.	68,464
633	CarMax, Inc.*	46,127
133	Dufry AG, Registered Shares	16,960
200	Fast Retailing Co., Ltd.	91,739
935	Gap, Inc. (The)	30,285
2,995	Hennes & Mauritz AB, Class B	44,595
100	Hikari Tsushin, Inc.	17,562
4,249	Home Depot, Inc. (The)	828,979
4,055	Industria de Diseno Textil SA	138,355
6,987	Kingfisher plc	27,373
983	L Brands, Inc.	36,253
3,049	Lowe’s Cos., Inc.	291,393
300	Nitori Co., Ltd.	46,801
301	O’Reilly Automotive, Inc.*	82,345
1,358	Ross Stores, Inc.	115,091
100	Shimamura Co., Ltd.	8,803
407	Tiffany & Co.	53,561
2,279	TJX Cos., Inc. (The)	216,915
522	Tractor Supply Co.	39,928
204	Ulta Salon, Cosmetics & Fragrance, Inc.*	47,626
800	USS Co., Ltd.	15,210
2,400	Yamada Denki Co., Ltd.	11,902

		2,390,965

Technology Hardware, Storage & Peripherals (2.8%):
18,367	Apple, Inc.	3,399,915
1,801	BlackBerry, Ltd.*	17,373
900	Brother Industries, Ltd.	17,750
3,700	Canon, Inc.	121,203
1,400	Fujifilm Holdings Corp.	54,623
5,819	Hewlett Packard Enterprise Co.	85,016
5,859	HP, Inc.	132,941
1,800	Konica Minolta Holdings, Inc.	16,669
1,000	NEC Corp.	27,428
871	NetApp, Inc.	68,400
2,600	Ricoh Co., Ltd.	23,804
1,045	Seagate Technology plc	59,011
1,100	Seiko Epson Corp.	19,058
1,045	Western Digital Corp.	80,893
809	Xerox Corp.	19,416

		4,143,500

Continued

17

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.3%):
672	Adidas AG	$146,737
600	ASICS Corp.	10,131
1,443	Burberry Group plc	41,067
1,836	Compagnie Financiere Richemont SA	155,603
860	Gildan Activewear, Inc.	24,227
1,456	Hanesbrands, Inc.^	32,061
113	Hermes International SA	69,060
262	Hugo Boss AG	23,759
261	Kering	147,207
26,000	Li & Fung, Ltd.	9,493
356	Lululemon Athletica, Inc.*	44,446
696	Luxottica Group SpA	44,873
1,023	LVMH Moet Hennessy Louis Vuitton SA	340,037
583	Michael Kors Holdings, Ltd.*	38,828
651	Moncler SpA	29,611
4,724	Nike, Inc., Class C	376,408
370	Pandora A/S	25,863
21	Puma SE	12,261
273	PVH Corp.	40,874
224	Ralph Lauren Corp.	28,161
120	Swatch Group AG (The), Class B	57,024
210	Swatch Group AG (The), Registered Shares	18,190
1,086	Tapestry, Inc.	50,727
731	Under Armour, Inc., Class A*^	16,433
702	Under Armour, Inc., Class C*^	14,798
1,151	VF Corp.	93,830
3,000	Yue Yuen Industrial Holdings, Ltd.	8,419

		1,900,128

Thrifts & Mortgage Finance (0.0%):
1,773	New York Community Bancorp, Inc.	19,574

Tobacco (1.1%):
6,856	Altria Group, Inc.	389,352
8,306	British American Tobacco plc	419,408
3,343	Imperial Tobacco Group plc, Class A	124,454
4,100	Japan Tobacco, Inc.	114,547
5,662	Philip Morris International, Inc.	457,150
583	Swedish Match AB, Class B	28,868

		1,533,779

Trading Companies & Distributors (0.5%):
368	AerCap Holdings NV*	19,927
1,738	Ashtead Group plc	51,759
606	Brenntag AG	33,750
1,312	Bunzl plc	39,724
1,131	Fastenal Co.	54,435
788	Ferguson plc	63,930
660	Finning International, Inc.	16,293
409	HD Supply Holdings, Inc.*	17,542
5,100	ITOCHU Corp.	92,320
6,400	Marubeni Corp.	48,777
1,200	Misumi Group, Inc.	34,934
4,900	Mitsubishi Corp.	136,003
6,100	Mitsui & Co., Ltd.	101,641

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,153	Rexel SA	$16,566
4,100	Sumitomo Corp.	67,298
800	Toyota Tsushu Corp.	26,748
958	Travis Perkins plc	17,977
331	United Rentals, Inc.*	48,862
172	W.W. Grainger, Inc.	53,045

		941,531

Transportation Infrastructure (0.1%):
222	Aena SA	40,267
121	Aeroports de Paris	27,337
1,608	Atlantia SpA	47,474
3,464	Auckland International Airport, Ltd.	15,896
182	Fraport AG	17,550
1,770	Groupe Eurotunnel SA	24,265
100	Japan Airport Terminal Co., Ltd.	4,680
500	Kamigumi Co., Ltd.	10,366
3,000	SATS, Ltd.	10,986
4,299	Sydney Airport^	22,766
8,363	Transurban Group	74,254

		295,841

Water Utilities (0.0%):
703	American Water Works Co., Inc.	60,022
930	Severn Trent plc	24,269
2,680	United Utilities Group plc	26,982

		111,273

Wireless Telecommunication Services (0.7%):
111	Drillisch AG	6,316
6,300	KDDI Corp.	172,269
285	Millicom International Cellular SA, SDR	16,769
5,200	NTT DoCoMo, Inc.	132,455
1,431	Rogers Communications, Inc.	67,974
3,000	SoftBank Group Corp.	215,294
3,079	Sprint Corp.*	16,750
1,473	Tele2 AB	17,306
1,053	T-Mobile US, Inc.*	62,917
98,375	Vodafone Group plc	238,336

		946,386

Total Common Stocks (Cost $116,246,866)		144,397,930

Preferred Stocks (0.2%):
Automobiles (0.1%):
239	Bayerische Motoren Werke AG (BMW), 5.89%	19,053
513	Porsche Automobil Holding SE, 3.23%	32,673
677	Volkswagen AG, 2.78%	112,409

		164,135

Household Products (0.1%):
598	Henkel AG & Co. KGaA, 1.63%	76,522

Total Preferred Stocks (Cost $211,493)		240,657

Rights (0.0%):
Banks (0.0%):
48,278	Intesa Sanpaolo SpA, Expires on 12/31/49*	—

Continued

18

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Rights, continued
Construction & Engineering (0.0%):
814	ACS Actividades de Construccion y Servicios SA, Expires on 7/09/18*	$838

Oil, Gas & Consumable Fuels (0.0%):
4,496	Repsol SA, Expires on 7/09/18*^	2,552

Total Rights (Cost $—)		3,390

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.8%):
$1,181,147	AZL MSCI Global Equity Index Fund Securities Lending Collateral Account(a)	$1,181,147

Total Securities Held as Collateral for Securities on Loan (Cost $1,181,147)		1,181,147

Unaffiliated Investment Company (2.0%):
3,039,976	Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(b)	3,039,976

Total Unaffiliated Investment Company (Cost $3,039,976)		3,039,976

Total Investment Securities (Cost $120,679,482) —100.3%(c)		148,863,100
Net other assets (liabilities) — (0.3)%		(408,528)

Net Assets — 100.0%		$148,454,572

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $1,149,973.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(b)	The rate represents the effective yield at June 30, 2018.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2018:

Country	Percentage
Argentina	— %^
Australia	2.4%
Austria	0.1%
Belgium	0.4%
Bermuda	0.3%
Canada	3.4%
China	— %^
Denmark	0.6%
Finland	0.4%
France	3.5%
Germany	3.3%
Hong Kong	1.2%
Ireland (Republic of)	0.9%
Isle of Man	— %^
Israel	0.2%
Italy	0.8%
Japan	8.3%

Country	Percentage
Liberia	— %^
Luxembourg	0.1%
Netherlands	1.8%
New Zealand	0.1%
Norway	0.3%
Panama	0.1%
Portugal	0.1%
Singapore	0.5%
South Africa	— %^
Spain	1.1%
Sweden	0.9%
Switzerland	3.1%
United Arab Emirates	— %^
United Kingdom	6.0%
United States	60.1%

100.0%

^	Represents less than 0.05%.

Continued

19

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Futures Contracts

Cash of $56,904 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 September Futures (Euro)	9/21/18	15	$593,162	$(954)
FTSE 100 Index September Futures (British Pounds)	9/21/18	4	399,808	1,273
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	17	2,338,391	(25,031)
SGX Nikkei 225 Index September Futures (Japanese Yen)	9/13/18	4	404,078	(1,985)

				$(26,697)

See accompanying notes to the financial statements.

20

AZL MSCI Global Equity Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$120,285,460

Investments in affiliates, at cost	394,022

Total Investment securities, at cost	$120,679,482

Investment securities, at value*	$148,321,738
Investments in affiliates, at value	541,362

Total Investment securities, at value	148,863,100
Cash	541
Segregated cash for collateral	56,904
Interest and dividends receivable	200,446
Foreign currency, at value (cost $433,254)	433,223
Receivable for capital shares issued	6,836
Receivable for investments sold	1,476
Receivable for variation margin on futures contracts	5,411
Reclaims receivable	165,408
Prepaid expenses	765

Total Assets	149,734,110

Liabilities:
Payable for collateral received on loaned securities	1,181,147
Payable for variation margin on futures contracts	11,738
Manager fees payable	37,883
Administration fees payable	3,652
Distribution fees payable	30,551
Custodian fees payable	1,000
Administrative and compliance services fees payable	69
Transfer agent fees payable	162
Trustee fees payable	320
Other accrued liabilities	13,016

Total Liabilities	1,279,538

Net Assets	$148,454,572

Net Assets Consist of:
Capital	$128,808,406
Accumulated net investment income/(loss)	3,975,311
Accumulated net realized gains/(losses) from investment transactions	(12,487,380)
Net unrealized appreciation/(depreciation) on investments	28,158,235

Net Assets	$148,454,572

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,182,696
Net Asset Value (offering and redemption price per share)	$11.26

*	Includes securities on loan of $1,149,973.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$2,181,602
Dividends from affiliates	18,079
Income from securities lending	17,401
Foreign withholding tax	(153,065)

Total Investment Income	2,064,017

Expenses:
Manager fees	527,389
Administration fees	69,586
Distribution fees	188,353
Custodian fees	11,947
Administrative and compliance services fees	873
Transfer agent fees	1,994
Trustee fees	2,841
Professional fees	2,890
Shareholder reports	756
Dividends on securities sold short	24
Other expenses	34,005

Total expenses before reductions	840,658
Less expenses voluntarily waived/reimbursed by the Manager	(293,830)

Net expenses	546,828

Net Investment Income/(Loss)	1,517,189

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	1,831,742
Net realized gains/(losses) on affiliated transactions	13,485
Net realized gains/(losses) on futures contracts	21,346
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(2,573,558)
Change in net unrealized appreciation/depreciation on affiliated transactions	(54,175)
Change in net unrealized appreciation/depreciation on futures contracts	(28,059)

Net Realized/Unrealized Gains/(Losses) on Investments	(789,219)

Change in Net Assets Resulting From Operations	$727,970

See accompanying notes to the financial statements.

21

AZL MSCI Global Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,517,189	$2,450,062
Net realized gains/(losses) on investment transactions	1,866,573	3,695,437
Change in unrealized appreciation/depreciation on investments	(2,655,792)	23,997,673

Change in net assets resulting from operations	727,970	30,143,172

Distributions to Shareholders:
From net investment income	—	(2,867,182)

Change in net assets resulting from distributions to shareholders	—	(2,867,182)

Capital Transactions:
Proceeds from shares issued	3,412,666	4,875,791
Proceeds from dividends reinvested	—	2,867,182
Value of shares redeemed	(9,543,329)	(28,427,058)

Change in net assets resulting from capital transactions	(6,130,663)	(20,684,085)

Change in net assets	(5,402,693)	6,591,905
Net Assets:
Beginning of period	153,857,265	147,265,360

End of period	$148,454,572	$153,857,265

Accumulated net investment income/(loss)	$3,975,311	$2,458,122

Share Transactions:
Shares issued	302,886	455,901
Dividends reinvested	—	271,257
Shares redeemed	(833,118)	(2,742,092)

Change in shares	(530,232)	(2,014,934)

See accompanying notes to the financial statements.

22

AZL MSCI Global Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$11.22		$9.36	$9.71		$11.51	$12.88		$11.74

Investment Activities:
Net Investment Income/(Loss)	0.12		0.20	0.20		0.23	0.28		0.25
Net Realized and Unrealized Gains/(Losses) on Investments	(0.08)		1.86	(0.30)		(1.66)	(0.89)		1.11

Total from Investment Activities	0.04		2.06	(0.10)		(1.43)	(0.61)		1.36

Dividends to Shareholders From:
Net Investment Income	—		(0.20)	(0.25)		(0.31)	(0.25)		(0.22)
Net Realized Gains	—		—	—		(0.06)	(0.51)		—

Total Dividends	—		(0.20)	(0.25)		(0.37)	(0.76)		(0.22)

Net Asset Value, End of Period	$11.26		$11.22	$9.36		$9.71	$11.51		$12.88

Total Return(a)	0.36	%(b)	22.18%	(0.93)%		(12.57)%	(5.26)%		11.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$148,455		$153,857	$147,265		$117,211	$147,054		$151,096
Net Investment Income/(Loss)(c)	2.01%		1.62%	2.75%		1.80%	2.35%		2.10%
Expenses Before Reductions(c)(d)	1.12%		1.16%	1.20%		1.24%	1.24%		1.23%
Expenses Net of Reductions(c)	0.73%		0.77%	1.10%		1.24%	1.24%		1.22%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	0.73%		0.77%	1.10%		1.24%	1.24	%(e)	1.23	%(e)
Portfolio Turnover Rate	1	%(b)	4%	135	%(f)	50%	20%		24%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(f)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

23

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global Equity Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

24

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,336 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions	$1,045,951	$135,196	$—	$—	$1,181,147

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $1.4 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$1,273	Payable for variation on futures contracts	$27,970

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

25

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$21,346	$(28,059)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MSCI Global Equity Index Fund	0.70%	0.80%

*	The Manager voluntarily reduced the management fee to 0.31% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

At June 30, 2018, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
Allianz SE, Registered Shares	$380,574	$—	$(14,535)	$4,437	$(40,707)	$329,769	1,596	$15,556
BlackRock Inc., Class A	239,389	—	(23,376)	9,048	(13,468)	211,593	424	2,523

	$619,963	$—	$(37,911)	$13,485	$(54,175)	$541,362	2,020	$18,079

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

26

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $693 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks
Aerospace & Defense	$2,259,876	$728,156	$—	$2,988,032
Air Freight & Logistics	612,812	189,869	—	802,681
Airlines	97,449	84,995	—	182,444
Auto Components	305,866	637,055	—	942,921
Automobiles	520,626	1,598,697	—	2,119,323
Banks	6,767,998	5,872,875	—	12,640,873
Beverages	1,586,137	1,238,279	—	2,824,416
Biotechnology	2,281,101	490,249	—	2,771,350
Building Products	301,369	397,194	—	698,563
Capital Markets	2,891,008	1,210,121	—	4,101,129
Chemicals	1,852,371	2,034,067	—	3,886,438
Commercial Services & Supplies	404,359	254,693	—	659,052
Communications Equipment	1,086,287	194,380	—	1,280,667
Construction & Engineering	102,824	484,861	—	587,685
Construction Materials	109,904	331,843	—	441,747
Consumer Finance	641,171	15,999	—	657,170

27

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investment Securities:	Level 1	Level 2		Other^	Total

Containers & Packaging	$317,035	$85,256		$—	$402,291
Distributors	91,618	9,325		—	100,943
Diversified Consumer Services	19,955	14,183		—	34,138
Diversified Financial Services	911,463	348,103		—	1,259,566
Diversified Telecommunication Services	1,734,734	1,092,731		—	2,827,465
Electric Utilities	1,618,103	902,902		—	2,521,005
Electrical Equipment	461,429	754,455		—	1,215,884
Electronic Equipment, Instruments & Components	571,639	770,984		—	1,342,623
Energy Equipment & Services	665,808	56,102		—	721,910
Equity Real Estate Investment Trusts	2,487,931	781,598		—	3,269,529
Food & Staples Retailing	1,591,713	849,851		—	2,441,564
Food Products	1,041,366	1,493,407		—	2,534,773
Gas Utilities	73,881	202,730		—	276,611
Health Care Equipment & Supplies	2,616,502	657,127		—	3,273,629
Health Care Providers & Services	2,424,425	326,610		—	2,751,035
Health Care Technology	98,187	27,868		—	126,055
Hotels, Restaurants & Leisure	1,680,147	789,890		—	2,470,037
Household Durables	393,910	666,892		—	1,060,802
Household Products	1,147,184	360,629		—	1,507,813
Independent Power & Renewable Electricity Producers	61,535	50,412		—	111,947
Industrial Conglomerates	1,336,861	901,865		—	2,238,726
Insurance	2,665,976	2,823,315		—	5,489,291
Internet & Direct Marketing Retail	3,583,971	69,321		—	3,653,292
Internet Software & Services	4,684,816	110,005		—	4,794,821
IT Services	4,185,836	475,828		—	4,661,664
Leisure Products	91,867	107,145		—	199,012
Life Sciences Tools & Services	672,705	113,114		—	785,819
Machinery	1,383,503	1,331,788		—	2,715,291
Marine	—	90,997		—	90,997
Media	2,127,195	630,197		—	2,757,392
Metals & Mining	627,180	1,639,358		—	2,266,538
Mortgage Real Estate Investment Trusts	61,850	—		—	61,850
Multiline Retail	500,863	180,297		—	681,160
Multi-Utilities	803,353	530,712		—	1,334,065
Oil, Gas & Consumable Fuels	5,989,116	3,047,171		—	9,036,287
Paper & Forest Products	8,467	167,204		—	175,671
Personal Products	141,042	1,120,781		—	1,261,823
Pharmaceuticals	3,787,914	3,697,598		—	7,485,512
Professional Services	382,239	650,606		—	1,032,845
Real Estate Management & Development	97,681	1,017,724		—	1,115,405
Road & Rail	1,228,326	601,977		—	1,830,303
Semiconductors & Semiconductor Equipment	3,640,242	639,180		—	4,279,422
Software	5,479,042	854,614		—	6,333,656
Specialty Retail	1,960,729	430,236		—	2,390,965
Technology Hardware, Storage & Peripherals	3,862,965	280,535		—	4,143,500
Textiles, Apparel & Luxury Goods	760,793	1,139,335		—	1,900,128
Thrifts & Mortgage Finance	19,574	—		—	19,574
Tobacco	846,502	687,277		—	1,533,779
Trading Companies & Distributors	210,104	731,427		—	941,531
Transportation Infrastructure	—	295,841		—	295,841
Water Utilities	60,022	51,251		—	111,273
Wireless Telecommunication Services	147,641	798,745		—	946,386
Preferred Stocks
Automobiles	—	164,135		—	164,135
Household Products	—	76,522		—	76,522
Rights	3,390	—	#	—	3,390
Securities Held as Collateral for Securities on Loan	—	—		1,181,147	1,181,147
Unaffiliated Investment Company	3,039,976	—		—	3,039,976

Total Investment Securities	96,221,464	51,460,489		1,181,147	148,863,100

28

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Investment Securities:	Level 1	Level 2	Other^	Total

Other Financial Instruments:*
Futures Contracts	$(26,697)	$—	$—	$(26,697)

Total Investments	$96,194,767	$51,460,489	$1,181,147	$148,836,403

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2018.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MSCI Global Equity Index Fund	$1,192,761	$8,879,296

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $121,169,228. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$31,263,266
Unrealized (depreciation)	(3,569,394)

Net unrealized appreciation/(depreciation)	$27,693,872

As of the end of its latest tax year ended December 31, 2017, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

29

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount
AZL MSCI Global Equity Index Fund	$8,501,767	$5,502,957	$14,004,724

During the latest tax year end, December 31, 2017, the Fund utilized $3,600,641 in CLCFs to offset capital gains.

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MSCI Global Equity Index Fund	$2,867,182	$—	$2,867,182

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL MSCI Global Equity Index Fund	$2,629,235	$—	$(14,004,724)	$30,293,685	$18,918,196

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

30

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

31

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,070.70	$2.26	0.44%
AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,069.00	$3.54	0.69%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,022.64	$2.21	0.44%
AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,021.40	$3.46	0.69%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	41.2%
Consumer Discretionary	17.7
Health Care	13.1
Industrials	11.6
Consumer Staples	5.5
Financials	4.4
Real Estate	2.2
Materials	1.8
Energy	1.0
Telecommunication Services	0.2

Total Common Stocks and Preferred Stocks	98.7
Securities Held as Collateral for Securities on Loan	12.0
Money Market	1.2

Total Investment Securities	111.9
Net other assets (liabilities)	(11.9)

Net Assets	100.0%

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (3.3%):
43,634	Boeing Co. (The)	$14,639,644
7,867	BWX Technologies, Inc.	490,271
266	Curtiss-Wright Corp.	31,659
9,250	General Dynamics Corp.	1,724,293
3,111	HEICO Corp.^	226,903
6,103	HEICO Corp., Class A	371,947
1,534	Hexcel Corp.^	101,827
2,961	Huntington Ingalls Industries, Inc.	641,915
17,980	Lockheed Martin Corp.	5,311,832
12,843	Northrop Grumman Corp.	3,951,792
22,786	Raytheon Co.	4,401,800
1,765	Rockwell Collins, Inc.	237,710
8,966	Spirit AeroSystems Holdings, Inc., Class A	770,269
3,384	Textron, Inc.	223,039
3,845	TransDigm Group, Inc.^	1,327,063

		34,451,964

Air Freight & Logistics (1.3%):
10,965	C.H. Robinson Worldwide, Inc.^	917,332
13,800	Expeditors International of Washington, Inc.	1,008,780
19,650	FedEx Corp.	4,461,729
54,842	United Parcel Service, Inc., Class B	5,825,865
9,442	XPO Logistics, Inc.*^	945,900

		13,159,606

Airlines (0.2%):
12,787	Delta Air Lines, Inc.	633,468
30,079	Southwest Airlines Co.	1,530,420

		2,163,888

Auto Components (0.3%):
18,233	Aptiv plc	1,670,690
14,678	Gentex Corp.^	337,888
563	Lear Corp.	104,611
1,485	Visteon Corp.*	191,921

		2,305,110

Automobiles (0.4%):
10,754	Tesla Motors, Inc.*^	3,688,084
3,287	Thor Industries, Inc.^	320,121

		4,008,205

Banks (0.2%):
789	Comerica, Inc.	71,736
868	East West Bancorp, Inc.	56,594
2,554	Pinnacle Financial Partners, Inc.^	156,688
2,685	Signature Bank*	343,358
3,226	SVB Financial Group*	931,539
692	Synovus Financial Corp.	36,558
2,487	Texas Capital Bancshares, Inc.*	227,561
4,692	Western Alliance Bancorp*	265,614

		2,089,648

Beverages (2.8%):
4,169	Brown-Forman Corp., Class A	203,697

Shares		Fair Value
Common Stocks, continued
Beverages, continued
22,330	Brown-Forman Corp., Class B^	$1,094,393
235,713	Coca-Cola Co. (The)	10,338,372
12,464	Constellation Brands, Inc., Class C	2,727,996
14,220	Dr Pepper Snapple Group, Inc.	1,734,840
32,263	Monster Beverage Corp.*	1,848,670
99,796	PepsiCo, Inc.	10,864,791

		28,812,759

Biotechnology (4.9%):
126,138	AbbVie, Inc.	11,686,685
3,754	Agios Pharmaceuticals, Inc.*^	316,199
14,100	Alexion Pharmaceuticals, Inc.*	1,750,515
12,198	Alkermes plc*^	502,070
6,268	Alnylam Pharmaceuticals, Inc.*^	617,335
49,452	Amgen, Inc.	9,128,345
15,869	Biogen Idec, Inc.*	4,605,819
14,007	BioMarin Pharmaceutical, Inc.*	1,319,459
2,733	Bluebird Bio, Inc.*^	428,944
57,428	Celgene Corp.*	4,560,932
9,492	Exact Sciences Corp.*^	567,527
23,252	Exelixis, Inc.*	500,383
76,584	Gilead Sciences, Inc.	5,425,211
13,921	Incyte Corp.*	932,707
9,900	Ionis Pharmaceuticals, Inc.*^	412,533
7,070	Neurocrine Biosciences, Inc.*^	694,557
6,325	Regeneron Pharmaceuticals, Inc.*	2,182,062
3,601	Sage Therapeutics, Inc.*^	563,665
4,908	Sarepta Therapeutics, Inc.*^	648,739
8,500	Seattle Genetics, Inc.*^	564,315
2,884	Tesaro, Inc.*^	128,251
20,252	Vertex Pharmaceuticals, Inc.*	3,442,030

		50,978,283

Building Products (0.2%):
11,277	A.O. Smith Corp.^	667,035
6,249	Allegion plc^	483,423
3,564	Armstrong World Industries, Inc.*	225,245
4,828	Fortune Brands Home & Security, Inc.^	259,215
2,763	Lennox International, Inc.^	553,014
16,705	Masco Corp.	625,101

		2,813,033

Capital Markets (2.3%):
1,869	Ameriprise Financial, Inc.	261,436
8,198	CBOE Holdings, Inc.	853,166
95,382	Charles Schwab Corp. (The)^	4,874,021
2,426	CME Group, Inc.	397,670
4,741	E*TRADE Financial Corp.*	289,960
9,134	Eaton Vance Corp.^	476,703
3,176	Evercore Partners, Inc., Class A	334,909
3,004	FactSet Research Systems, Inc.^	595,092
5,063	Interactive Brokers Group, Inc., Class A	326,108
23,434	Intercontinental Exchange, Inc.	1,723,571
8,389	Lazard, Ltd., Class A	410,306

Continued

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
7,005	LPL Financial Holdings, Inc.	$459,108
2,904	MarketAxess Holdings, Inc.^	574,585
13,231	Moody’s Corp.	2,256,679
1,508	Morningstar, Inc.	193,401
6,990	MSCI, Inc., Class A	1,156,356
4,608	Northern Trust Corp.	474,117
3,069	Raymond James Financial, Inc.^	274,215
19,953	S&P Global, Inc.	4,068,217
10,572	SEI Investments Co.	660,961
1,804	State Street Corp.	167,934
17,405	T. Rowe Price Group, Inc.^	2,020,546
22,354	TD Ameritrade Holding Corp.	1,224,329
3,093	Virtu Financial, Inc.^	82,119

		24,155,509

Chemicals (1.1%):
6,864	Axalta Coating Systems, Ltd.*	208,048
6,816	Celanese Corp., Series A	756,985
14,271	Chemours Co. (The)	633,062
9,168	Ecolab, Inc.^	1,286,545
4,341	FMC Corp.^	387,261
2,657	International Flavor & Fragrances, Inc.	329,362
12,163	Lyondellbasell Industries NV	1,336,106
589	NewMarket Corp.^	238,251
7,902	Platform Speciality Products Corp.*^	91,663
1,313	PPG Industries, Inc.^	136,197
20,373	Praxair, Inc.	3,221,989
2,200	RPM International, Inc.^	128,304
1,577	Scotts Miracle-Gro Co. (The)^	131,143
6,610	Sherwin Williams Co.	2,694,038
3,934	W.R. Grace & Co.	288,402
2,661	Westlake Chemical Corp.^	286,403

		12,153,759

Commercial Services & Supplies (0.5%):
6,925	Cintas Corp.	1,281,610
16,075	Copart, Inc.*^	909,202
10,133	KAR Auction Services, Inc.^	555,288
1,091	Republic Services, Inc., Class A	74,581
7,638	Rollins, Inc.^	401,606
28,993	Waste Management, Inc.	2,358,291

		5,580,578

Communications Equipment (0.5%):
4,513	Arista Networks, Inc.*	1,162,052
4,847	F5 Networks, Inc.*	835,865
9,401	Harris Corp.	1,358,821
1,453	Motorola Solutions, Inc.^	169,086
7,033	Palo Alto Networks, Inc.*	1,445,070
1,524	Ubiquiti Networks, Inc.*^	129,113

		5,100,007

Construction & Engineering (0.0%):
3,467	Quanta Services, Inc.*	115,798

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.3%):
3,267	Eagle Materials, Inc., Class A	$342,937
4,570	Martin Marietta Materials, Inc.^	1,020,618
9,802	Vulcan Materials Co.^	1,265,046

		2,628,601

Consumer Finance (0.6%):
38,358	American Express Co.	3,759,083
2,951	Capital One Financial Corp.	271,197
820	Credit Acceptance Corp.*^	289,788
12,627	Discover Financial Services	889,067
619	Onemain Holdings, Inc.*	20,607
1,162	Santander Consumer USA Holdings, Inc.	22,183
20,833	Synchrony Financial	695,406

		5,947,331

Containers & Packaging (0.3%):
6,949	Avery Dennison Corp.	709,493
5,269	Berry Global Group, Inc.*	242,058
10,207	Crown Holdings, Inc.*	456,865
4,357	Graphic Packaging Holding Co.	63,220
3,766	International Paper Co.	196,133
7,408	Packaging Corp. of America	828,140
6,806	Sealed Air Corp.^	288,915
2,226	Silgan Holdings, Inc.^	59,724

		2,844,548

Distributors (0.1%):
4,068	LKQ Corp.*	129,769
3,113	Pool Corp.^	471,620

		601,389

Diversified Consumer Services (0.2%):
3,850	Bright Horizons Family Solutions, Inc.*	394,702
3,717	Grand Canyon Education, Inc.*	414,854
3,208	H&R Block, Inc.	73,078
6,621	Service Corp. International^	236,966
10,744	ServiceMaster Global Holdings, Inc.*	638,946

		1,758,546

Diversified Financial Services (0.4%):
19,380	Berkshire Hathaway, Inc., Class B*	3,617,277
1,058	Voya Financial, Inc.^	49,726

		3,667,003

Diversified Telecommunication Services (0.1%):
15,757	Zayo Group Holdings, Inc.*	574,815

Electrical Equipment (0.5%):
3,489	AMETEK, Inc.	251,766
35,333	Emerson Electric Co.	2,442,924
2,928	Hubbell, Inc.	309,607
9,931	Rockwell Automation, Inc.	1,650,830
7,296	Sensata Technologies Holding plc*^	347,144

		5,002,271

Electronic Equipment, Instruments & Components (0.6%):
23,406	Amphenol Corp., Class A	2,039,833
11,749	CDW Corp.	949,202

Continued

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
13,099	Cognex Corp.^	$584,346
1,409	Coherent, Inc.*^	220,396
1,009	FLIR Systems, Inc.	52,438
2,859	IPG Photonics Corp.*^	630,781
1,585	Littlelfuse, Inc.	361,665
7,096	National Instruments Corp.	297,890
3,371	Universal Display Corp.^	289,906
4,184	Zebra Technologies Corp., Class A*	599,358

		6,025,815

Energy Equipment & Services (0.3%):
69,278	Halliburton Co.	3,121,667
1,711	RPC, Inc.^	24,929

		3,146,596

Equity Real Estate Investment Trusts (2.1%):
630	Alexandria Real Estate Equities, Inc.	79,487
34,825	American Tower Corp.	5,020,719
3,331	Colony Capital, Inc.^	20,785
2,700	Coresite Realty Corp.^	299,214
24,808	Crown Castle International Corp.	2,674,799
6,289	Equinix, Inc.	2,703,578
6,685	Equity Lifestyle Properties, Inc.	614,352
8,386	Extra Space Storage, Inc.^	837,007
5,672	Gaming & Leisure Properties, Inc.	203,058
1,534	Hudson Pacific Properties, Inc.	54,350
5,975	Lamar Advertising Co., Class A^	408,152
222	Life Storage, Inc.	21,603
1,247	Omega Healthcare Investors, Inc.^	38,657
11,772	Public Storage, Inc.^	2,670,596
9,039	SBA Communications Corp.*	1,492,520
22,444	Simon Property Group, Inc.	3,819,744
4,678	Taubman Centers, Inc.^	274,879

		21,233,500

Food & Staples Retailing (1.0%):
34,694	Costco Wholesale Corp.	7,250,352
10,600	Sprouts Farmers Market, Inc.*^	233,942
37,787	Sysco Corp.	2,580,474
978	US Foods Holding Corp.*	36,988

		10,101,756

Food Products (0.2%):
9,677	Campbell Soup Co.^	392,306
2,425	General Mills, Inc.^	107,331
10,104	Hershey Co. (The)^	940,277
9,871	Kellogg Co.^	689,687
596	McCormick & Co.^	69,190
2,992	Post Holdings, Inc.*^	257,372

		2,456,163

Health Care Equipment & Supplies (2.4%):
3,349	ABIOMED, Inc.*	1,369,908
6,290	Align Technology, Inc.*	2,152,061
4,423	Baxter International, Inc.	326,594

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,933	Becton, Dickinson & Co.^	$463,069
84,207	Boston Scientific Corp.*	2,753,569
2,913	Cantel Medical Corp.	286,523
621	Cooper Cos., Inc. (The)^	146,214
6,926	Dexcom, Inc.*^	657,831
16,662	Edwards Lifesciences Corp.*	2,425,487
3,434	Hill-Rom Holdings, Inc.	299,926
1,232	ICU Medical, Inc.*	361,777
6,810	IDEXX Laboratories, Inc.*	1,484,171
4,627	Insulet Corp.*^	396,534
4,431	Integra LifeSciences Holdings Corp.*	285,401
8,921	Intuitive Surgical, Inc.*	4,268,520
3,561	Masimo Corp.*	347,732
2,426	Penumbra, Inc.*^	335,152
11,147	ResMed, Inc.^	1,154,606
27,115	Stryker Corp.^	4,578,640
689	Teleflex, Inc.	184,797
7,252	Varian Medical Systems, Inc.*^	824,697
1,354	West Pharmaceutical Services, Inc.^	134,439

		25,237,648

Health Care Providers & Services (3.1%):
9,243	Aetna, Inc.	1,696,091
12,693	AmerisourceBergen Corp.	1,082,332
14,265	Centene Corp.*	1,757,591
1,230	Chemed Corp.	395,826
7,494	Cigna Corp.	1,273,605
5,589	DaVita, Inc.*	388,100
7,758	Encompass Health Corp.	525,372
1,866	Envision Healthcare Corp.*^	82,123
3,660	Express Scripts Holding Co.*	282,589
15,677	HCA Holdings, Inc.	1,608,460
1,799	Henry Schein, Inc.*^	130,679
10,388	Humana, Inc.^	3,091,780
490	Laboratory Corp. of America Holdings*	87,970
2,021	McKesson Corp.	269,601
4,119	Molina Healthcare, Inc.*^	403,415
1,223	Premier, Inc., Class A*^	44,493
75,999	UnitedHealth Group, Inc.	18,645,594
3,079	WellCare Health Plans, Inc.*	758,173

		32,523,794

Health Care Technology (0.2%):
3,169	athenahealth, Inc.*	504,315
11,261	Cerner Corp.*	673,295
9,519	Veeva Systems, Inc., Class A*^	731,630

		1,909,240

Hotels, Restaurants & Leisure (2.0%):
1,932	Chipotle Mexican Grill, Inc.*^	833,407
2,629	Choice Hotels International, Inc.^	198,752
4,956	Darden Restaurants, Inc.	530,589
3,344	Domino’s Pizza, Inc.	943,576
6,703	Dunkin’ Brands Group, Inc.^	462,976

Continued

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
9,119	Extended Stay America, Inc.	$197,062
7,648	Hilton Grand Vacations*	265,386
22,129	Hilton Worldwide Holdings, Inc.	1,751,732
17,408	Las Vegas Sands Corp.	1,329,275
23,254	Marriott International, Inc., Class A	2,943,957
12,134	McDonald’s Corp.	1,901,277
3,676	MGM Resorts International	106,714
5,646	Six Flags Entertainment Corp.^	395,502
106,640	Starbucks Corp.	5,209,365
3,180	Vail Resorts, Inc.	871,924
14,763	Wendy’s Co. (The)^	253,628
7,841	Wyndham Hotels & Resorts, Inc.	461,286
7,934	Wyndham Worldwide Corp.	351,238
8,163	Wynn Resorts, Ltd.	1,365,996
2,488	Yum China Holdings, Inc.^	95,688
7,503	Yum! Brands, Inc.	586,885

		21,056,215

Household Durables (0.3%):
16,058	D.R. Horton, Inc.	658,378
12,105	Lennar Corp., Class A^	635,513
551	Lennar Corp., Class B	23,522
251	NVR, Inc.*	745,558
6,524	PulteGroup, Inc.^	187,565
3,661	Tempur Sealy International, Inc.*^	175,911
5,653	Toll Brothers, Inc.	209,104

		2,635,551

Household Products (0.5%):
16,484	Church & Dwight Co., Inc.^	876,289
8,950	Clorox Co. (The)^	1,210,488
12,560	Colgate-Palmolive Co.	814,014
2,705	Energizer Holdings, Inc.^	170,307
24,030	Kimberly-Clark Corp.^	2,531,320

		5,602,418

Industrial Conglomerates (1.3%):
38,260	3M Co., Class C	7,526,507
36,734	Honeywell International, Inc.	5,291,533
1,526	Roper Industries, Inc.	421,039

		13,239,079

Insurance (0.9%):
131	Alleghany Corp.	75,321
10,258	American International Group, Inc.	543,879
19,357	Aon plc	2,655,200
3,705	Arch Capital Group, Ltd.*	98,034
684	Axis Capital Holdings, Ltd.	38,044
970	Brown & Brown, Inc.	26,898
1,547	Erie Indemnity Co., Class A^	181,401
1,261	Everest Re Group, Ltd.	290,636
93	Markel Corp.*	100,845
18,879	Marsh & McLennan Cos., Inc.	1,547,512
46,017	Progressive Corp. (The)	2,721,905
320	RenaissanceRe Holdings, Ltd.	38,502

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,153	Travelers Cos., Inc. (The)	$508,078
855	Validus Holdings, Ltd.	57,798
7,153	XL Group, Ltd.	400,210

		9,284,263

Internet & Direct Marketing Retail (7.5%):
32,294	Amazon.com, Inc.*	54,893,342
3,821	Booking Holdings, Inc.*	7,745,511
9,559	Expedia, Inc.^	1,148,896
33,097	Netflix, Inc.*	12,955,159
8,254	TripAdvisor, Inc.*^	459,830
4,444	Wayfair, Inc., Class A*^	527,769

		77,730,507

Internet Software & Services (9.6%):
4,277	2u, Inc.*^	357,386
12,326	Akamai Technologies, Inc.*	902,633
23,732	Alphabet, Inc., Class A*	26,797,936
24,184	Alphabet, Inc., Class C*	26,980,879
1,982	DocuSign, Inc.*^	104,947
16,092	eBay, Inc.*	583,496
188,891	Facebook, Inc., Class A*	36,705,298
11,886	GoDaddy, Inc., Class A*	839,152
7,157	GrubHub, Inc.*^	750,841
5,910	IAC/InterActiveCorp.*	901,216
2,690	LogMeIn, Inc.^	277,743
4,096	Match Group, Inc.*^	158,679
8,440	Nutanix, Inc., Class A*^	435,251
6,796	Okta, Inc.*^	342,315
5,676	Twilio, Inc., Series A*	317,970
56,156	Twitter, Inc.*	2,452,332
8,349	VeriSign, Inc.*	1,147,319
3,186	Zillow Group, Inc., Class A*^	190,364
6,563	Zillow Group, Inc., Class C*^	387,611

		100,633,368

IT Services (8.1%):
51,055	Accenture plc, Class C^	8,352,087
3,823	Alliance Data Systems Corp.	891,524
34,979	Automatic Data Processing, Inc.	4,692,083
11,241	Black Knight, Inc.*^	601,956
10,647	Booz Allen Hamilton Holding Corp.	465,593
9,316	Broadridge Financial Solutions, Inc.	1,072,272
41,811	Cognizant Technology Solutions Corp., Class A^	3,302,651
4,030	CoreLogic, Inc.*	209,157
4,012	Epam Systems, Inc.*	498,812
1,975	Euronet Worldwide, Inc.*^	165,446
2,267	Fidelity National Information Services, Inc.	240,370
38,046	First Data Corp., Class A*	796,303
32,490	Fiserv, Inc.*	2,407,184
7,062	FleetCor Technologies, Inc.*	1,487,610
7,025	Gartner, Inc.*^	933,623
4,270	Genpact, Ltd.	123,531
12,607	Global Payments, Inc.	1,405,554

Continued

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
52,451	International Business Machines Corp.	$7,327,405
6,093	Jack Henry & Associates, Inc.^	794,283
72,977	MasterCard, Inc., Class A	14,341,440
25,441	Paychex, Inc.	1,738,892
94,361	PayPal Holdings, Inc.*	7,857,440
15,271	Sabre Corp.	376,277
22,702	Square, Inc., Class A*^	1,399,351
2,579	Switch, Inc., Class A^	31,386
6,780	Teradata Corp.*^	272,217
14,283	Total System Services, Inc.	1,207,199
142,017	Visa, Inc., Class A^	18,810,152
10,335	Western Union Co.^	210,111
3,270	WEX, Inc.*	622,870
2,103	Worldpay, Inc., Class A*	171,983

		82,806,762

Leisure Products (0.1%):
679	Brunswick Corp.	43,782
7,090	Hasbro, Inc.^	654,479
6,282	Mattel, Inc.^	103,150
4,713	Polaris Industries, Inc.^	575,834

		1,377,245

Life Sciences Tools & Services (0.7%):
2,953	Bio-Techne Corp.	436,896
3,284	Bruker Corp.	95,367
2,709	Charles River Laboratories International, Inc.*	304,112
11,650	Illumina, Inc.*	3,253,729
1,973	Mettler-Toledo International, Inc.*	1,141,637
4,003	PRA Health Sciences, Inc.*	373,720
1,906	Thermo Fisher Scientific, Inc.	394,809
5,723	Waters Corp.*^	1,107,916

		7,108,186

Machinery (2.2%):
9,688	Allison Transmission Holdings, Inc.^	392,267
42,361	Caterpillar, Inc.	5,747,117
4,366	Cummins, Inc.	580,678
25,693	Deere & Co.^	3,591,881
9,555	Donaldson Co., Inc.^	431,122
22,403	Fortive Corp.	1,727,495
2,807	Gardner Denver Holdings, Inc.*	82,498
13,114	Graco, Inc.^	593,015
5,701	IDEX Corp.	778,072
26,777	Illinois Tool Works, Inc.	3,709,686
10,611	Ingersoll-Rand plc	952,125
4,962	Lincoln Electric Holdings, Inc.^	435,465
2,551	Middleby Corp. (The)*^	266,375
4,327	Nordson Corp.^	555,630
1,910	Parker Hannifin Corp.	297,674
8,301	Toro Co.	500,135
4,227	WABCO Holdings, Inc.*	494,644
2,450	Wabtec Corp.^	241,521
10,597	Welbilt, Inc.*^	236,419
7,936	Xylem, Inc.^	534,728

		22,148,547

Shares		Fair Value
Common Stocks, continued
Media (1.5%):
3,661	AMC Networks, Inc., Class A*^	$227,714
339	Cable One, Inc.^	248,585
26,140	CBS Corp., Class B	1,469,591
10,019	Charter Communications, Inc., Class A*	2,937,671
3,172	Interpublic Group of Cos., Inc. (The)^	74,352
191	Lions Gate Entertainment Corp., Class A^	4,741
704	Lions Gate Entertainment Corp., Class B^	16,515
10,942	Live Nation, Inc.*^	531,453
109	Madison Square Garden Co. (The), Class A*	33,811
11,841	Omnicom Group, Inc.^	903,113
101,089	Sirius XM Holdings, Inc.^	684,373
84,784	Walt Disney Co. (The)	8,886,210

		16,018,129

Metals & Mining (0.1%):
2,126	Royal Gold, Inc.^	197,378
6,527	Southern Copper Corp.^	305,920
2,720	Steel Dynamics, Inc.	124,984

		628,282

Multiline Retail (0.3%):
21,321	Dollar General Corp.	2,102,251
3,169	Dollar Tree, Inc.*	269,365
9,304	Nordstrom, Inc.^	481,761

		2,853,377

Oil, Gas & Consumable Fuels (0.7%):
13,729	Anadarko Petroleum Corp.	1,005,649
10,162	Antero Resources Corp.*^	216,959
1,890	Apache Corp.^	88,358
26,007	Cabot Oil & Gas Corp.	618,967
11,527	Cheniere Energy, Inc.*	751,445
952	Cimarex Energy Co.^	96,856
3,346	Continental Resources, Inc.*^	216,687
2,037	Diamondback Energy, Inc.^	268,008
5,189	EOG Resources, Inc.	645,667
3,559	Kosmos Energy LLC*	29,433
5,806	Newfield Exploration Co.*	175,632
13,509	ONEOK, Inc.^	943,333
14,220	Parsley Energy, Inc., Class A*	430,582
7,401	Pioneer Natural Resources Co.	1,400,565
6,287	RSP Permian, Inc.*	276,754

		7,164,895

Personal Products (0.2%):
17,297	Estee Lauder Co., Inc. (The), Class A	2,468,109
1,657	Herbalife, Ltd.*	89,014
1,339	Nu Skin Enterprises, Inc., Class A	104,696

		2,661,819

Pharmaceuticals (1.8%):
69,100	Bristol-Myers Squibb Co.	3,823,994
2,444	Catalent, Inc.*	102,379
47,194	Eli Lilly & Co.	4,027,064
4,279	Jazz Pharmaceuticals plc*	737,272

Continued

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
38,375	Johnson & Johnson Co.	$4,656,422
14,318	Merck & Co., Inc.	869,103
12,387	Nektar Therapeutics*^	604,857
38,467	Zoetis, Inc.	3,277,004

		18,098,095

Professional Services (0.5%):
2,838	CoStar Group, Inc.*	1,171,044
1,291	Dun & Bradstreet Corp.	158,341
2,575	Equifax, Inc.	322,158
9,524	Robert Half International, Inc.^	620,012
14,592	TransUnion	1,045,371
12,721	Verisk Analytics, Inc.*^	1,369,289

		4,686,215

Real Estate Management & Development (0.1%):
12,126	CBRE Group, Inc., Class A*^	578,895
1,242	Howard Hughes Corp. (The)*^	164,565

		743,460

Road & Rail (1.2%):
31,043	CSX Corp.	1,979,923
976	Genesee & Wyoming, Inc., Class A*	79,368
6,906	J.B. Hunt Transport Services, Inc.^	839,424
3,318	Landstar System, Inc.	362,326
5,220	Old Dominion Freight Line, Inc.^	777,571
724	Schneider National, Inc.	19,917
56,238	Union Pacific Corp.^	7,967,800

		12,026,329

Semiconductors & Semiconductor Equipment (4.4%):
72,073	Advanced Micro Devices, Inc.*^	1,080,374
4,678	Analog Devices, Inc.	448,714
83,372	Applied Materials, Inc.	3,850,953
20,520	Broadcom, Inc.	4,978,973
5,393	Cavium, Inc.*	466,495
19,502	Cypress Semiconductor Corp.^	303,841
12,369	KLA-Tencor Corp.	1,268,194
13,013	Lam Research Corp.^	2,249,297
22,072	Maxim Integrated Products, Inc.	1,294,744
18,251	Microchip Technology, Inc.^	1,659,928
71,963	Micron Technology, Inc.*	3,773,740
4,279	MKS Instruments, Inc.	409,500
3,206	Monolithic Power Systems, Inc.	428,546
46,232	NVIDIA Corp.	10,952,360
1,457	NXP Semiconductors NV*	159,206
33,580	ON Semiconductor Corp.*	746,651
10,215	Skyworks Solutions, Inc.	987,280
2,456	Teradyne, Inc.^	93,500
77,800	Texas Instruments, Inc.	8,577,450
8,560	Versum Materials, Inc.	318,004
20,196	Xilinx, Inc.	1,317,991

		45,365,741

Shares		Fair Value
Common Stocks, continued
Software (10.4%):
59,792	Activision Blizzard, Inc.	$4,563,325
39,049	Adobe Systems, Inc.*	9,520,537
6,607	ANSYS, Inc.*	1,150,807
5,345	Aspen Technology, Inc.*	495,695
7,291	Atlassian Corp. plc, Class A*^	455,833
14,620	Autodesk, Inc.*	1,916,536
22,144	Cadence Design Systems, Inc.*	959,057
10,419	CDK Global, Inc.	677,756
1,856	Ceridian HCM Holding, Inc.*	61,601
10,746	Citrix Systems, Inc.*	1,126,611
1,154	Dell Technologies, Inc., Class V*	97,605
23,902	Electronic Arts, Inc.*	3,370,660
2,316	Fair Isaac Corp.*	447,729
9,880	FireEye, Inc.*^	152,053
10,910	Fortinet, Inc.*	681,111
6,328	Guidewire Software, Inc.*^	561,800
19,358	Intuit, Inc.	3,954,936
5,343	Manhattan Associates, Inc.*^	251,174
570,131	Microsoft Corp.	56,220,618
22,111	Oracle Corp.	974,211
3,931	Paycom Software, Inc.*^	388,501
2,969	Pegasystems, Inc.	162,701
3,983	Proofpoint, Inc.*	459,280
9,072	PTC, Inc.*	851,044
5,554	RealPage, Inc.*	306,025
14,054	Red Hat, Inc.*	1,888,436
5,266	Ringcentral, Inc.*^	370,463
56,048	Salesforce.com, Inc.*	7,644,947
13,907	ServiceNow, Inc.*^	2,398,540
11,495	Splunk, Inc.*	1,139,269
15,222	SS&C Technologies Holdings, Inc.	790,022
1,220	Synopsys, Inc.*	104,395
5,374	Tableau Software, Inc., Class A*	525,309
5,319	Take-Two Interactive Software, Inc.*	629,557
2,983	Tyler Technologies, Inc.*^	662,524
2,363	Ultimate Software Group, Inc. (The)*^	608,024
5,455	VMware, Inc., Class A*^	801,721
11,522	Workday, Inc., Class A*^	1,395,545
8,141	Zendesk, Inc.*	443,603

		109,209,561

Specialty Retail (3.8%):
1,706	Advance Auto Parts, Inc.^	231,504
1,857	AutoZone, Inc.*^	1,245,917
4,883	Best Buy Co., Inc.	364,174
5,283	Burlington Stores, Inc.*	795,250
8,530	CarMax, Inc.*^	621,581
3,033	Floor & Decor Holdings, Inc., Class A*^	149,618
1,344	Gap, Inc. (The)^	43,532
91,528	Home Depot, Inc. (The)	17,857,113
3,437	L Brands, Inc.^	126,757
65,596	Lowe’s Cos., Inc.	6,269,010
1,387	Michaels Cos., Inc. (The)*^	26,589
6,374	O’Reilly Automotive, Inc.*^	1,743,735
29,377	Ross Stores, Inc.	2,489,701

Continued

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,714	Tiffany & Co.	$225,562
49,777	TJX Cos., Inc. (The)	4,737,775
9,743	Tractor Supply Co.	745,242
4,540	Ulta Salon, Cosmetics & Fragrance, Inc.*^	1,059,908
5,838	Urban Outfitters, Inc.*	260,083
1,642	Williams-Sonoma, Inc.^	100,786

		39,093,837

Technology Hardware, Storage & Peripherals (7.2%):
390,752	Apple, Inc.	72,332,102
7,718	NCR Corp.*^	231,386
21,300	NetApp, Inc.	1,672,689
13,037	Pure Storage, Inc., Class A*^	311,324

		74,547,501

Textiles, Apparel & Luxury Goods (1.2%):
3,702	Carter’s, Inc.	401,260
272	Columbia Sportswear Co.	24,880
28,383	Hanesbrands, Inc.^	624,994
7,780	Lululemon Athletica, Inc.*	971,333
6,094	Michael Kors Holdings, Ltd.*	405,860
99,639	Nike, Inc., Class C	7,939,235
5,083	Skechers U.S.A., Inc., Class A*	152,541
4,488	Tapestry, Inc.	209,634
11,188	Under Armour, Inc., Class A*^	251,506
11,409	Under Armour, Inc., Class C*^	240,502
19,751	VF Corp.	1,610,102

		12,831,847

Tobacco (0.8%):
150,357	Altria Group, Inc.	8,538,774

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors (0.4%):
301	Air Lease Corp.^	$12,633
22,788	Fastenal Co.^	1,096,786
4,436	HD Supply Holdings, Inc.*	190,260
1,587	MSC Industrial Direct Co., Inc., Class A	134,657
6,621	United Rentals, Inc.*	977,392
1,459	Univar, Inc.*	38,284
3,592	W.W. Grainger, Inc.^	1,107,773
2,043	Watsco, Inc.^	364,226

		3,922,011

Wireless Telecommunication Services (0.1%):
15,910	T-Mobile US, Inc.*	950,623

Total Common Stocks (Cost $714,070,302)		1,016,509,800

Preferred Stock (0.4%):
Software (0.4%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	4,863,402

Total Preferred Stock (Cost $5,157,898)		4,863,402

Securities Held as Collateral for Securities on Loan (12.0%):
$123,621,124	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(c)	123,621,124

Total Securities Held as Collateral for Securities on Loan (Cost $123,621,124)		123,621,124

Unaffiliated Investment Company (1.2%):
11,992,008	Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(d)	11,992,008

Total Unaffiliated Investment Company (Cost $11,992,008)		11,992,008

Total Investment Securities (Cost $854,841,332) — 111.9%(e)		1,156,986,334
Net other assets (liabilities) — (11.9)%		(123,426,925)

Net Assets — 100.0%		$1,033,559,409

Percentages indicated are based on net assets as of June 30, 2018.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $121,059,923.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.47% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2018. The total of all such securities represent 0.47% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.
(d)	The rate represents the effective yield at June 30, 2018.
(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $533,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini September Futures (U.S. Dollar)	9/21/18	34	$4,805,390	$(66,111)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	59	8,028,720	(141,858)

				$(207,969)

See accompanying notes to the financial statements.

8

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$854,841,332

Investment securities, at value*	$1,156,986,334
Cash	5,748
Segregated cash for collateral	533,200
Interest and dividends receivable	542,257
Receivable for variation margin on futures contracts	10,445
Reclaims receivable	77
Prepaid expenses	6,120

Total Assets	1,158,084,181

Liabilities:
Payable for capital shares redeemed	253,755
Payable for collateral received on loaned securities	123,621,124
Manager fees payable	321,999
Administration fees payable	21,132
Distribution fees payable	205,870
Custodian fees payable	2,818
Administrative and compliance services fees payable	1,478
Transfer agent fees payable	932
Trustee fees payable	6,333
Other accrued liabilities	89,331

Total Liabilities	124,524,772

Net Assets	$1,033,559,409

Net Assets Consist of:
Capital	$583,400,466
Accumulated net investment income/(loss)	12,694,569
Accumulated net realized gains/(losses) from investment transactions	135,527,341
Net unrealized appreciation/(depreciation) on investments	301,937,033

Net Assets	$1,033,559,409

Class 1
Net Assets	$55,889,821
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,447,761
Net Asset Value (offering and redemption price per share)	$12.57

Class 2
Net Assets	$977,669,588
Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,133,228
Net Asset Value (offering and redemption price per share)	$16.26

*	Includes securities on loan of $121,059,923.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$6,968,395
Interest	1,693
Income from securities lending	166,081
Foreign withholding tax	(159)

Total Investment Income	7,136,010

Expenses:
Manager fees	2,289,589
Administration fees	138,923
Distribution fees — Class 2	1,231,499
Custodian fees	17,613
Administrative and compliance services fees	7,530
Transfer agent fees	5,320
Trustee fees	24,782
Professional fees	25,258
Shareholder reports	15,202
Other expenses	107,100

Total expenses before reductions	3,862,816
Less expenses voluntarily waived/reimbursed by the Manager	(364,251)

Net expenses	3,498,565

Net Investment Income/(Loss)	3,637,445

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	60,782,270
Net realized gains/(losses) on futures contracts	813,940
Change in net unrealized appreciation/depreciation on investments	11,197,013
Change in net unrealized appreciation/depreciation on futures contracts	(265,664)

Net Realized/Unrealized Gains/(Losses) on Investments	72,527,559

Change in Net Assets Resulting From Operations	$76,165,004

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,637,445	$9,133,888
Net realized gains/(losses) on investment transactions	61,596,210	79,542,305
Change in unrealized appreciation/depreciation on investments	10,931,349	201,471,278

Change in net assets resulting from operations	76,165,004	290,147,471

Distributions to Shareholders:
From net investment income:
Class 1	—	(204,799)
Class 2	—	(2,763,808)
From net realized gains:
Class 1	—	(5,906,964)
Class 2	—	(95,070,169)

Change in net assets resulting from distributions to shareholders	—	(103,945,740)

Capital Transactions:
Class 1
Proceeds from shares issued	2,739	252,614
Proceeds from dividends reinvested	—	6,111,763
Value of shares redeemed	(3,247,563)	(7,763,906)

Total Class 1 Shares	(3,244,824)	(1,399,529)

Class 2
Proceeds from shares issued	35,977,116	8,281,857
Proceeds from dividends reinvested	—	97,833,977
Value of shares redeemed	(176,803,056)	(304,071,723)

Total Class 2 Shares	(140,825,940)	(197,955,889)

Change in net assets resulting from capital transactions	(144,070,764)	(199,355,418)

Change in net assets	(67,905,760)	(13,153,687)
Net Assets:
Beginning of period	1,101,465,169	1,114,618,856

End of period	$1,033,559,409	$1,101,465,169

Accumulated net investment income/(loss)	$12,694,569	$9,057,124

Share Transactions:
Class 1
Shares issued	221	21,691
Dividends reinvested	—	568,008
Shares redeemed	(263,859)	(675,529)

Total Class 1 Shares	(263,638)	(85,830)

Class 2
Shares issued	2,326,072	575,242
Dividends reinvested	—	7,018,219
Shares redeemed	(10,985,386)	(20,838,277)

Total Class 2 Shares	(8,659,314)	(13,244,816)

Change in shares	(8,922,952)	(13,330,646)

See accompanying notes to the financial statements.

10

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$11.74		$10.28	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.14	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.76		2.73	0.25

Total from Investment Activities	0.83		2.87	0.28

Dividends to Shareholders From:
Net Investment Income	—		(0.05)	—
Net Realized Gains	—		(1.36)	—

Total Dividends	—		(1.41)	—

Net Asset Value, End of Period	$12.57		$11.74	$10.28

Total Return(a)	7.07	%(b)	29.19%	2.80	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$55,890		$55,307	$49,297
Net Investment Income/(Loss)(c)	0.94%		1.04%	1.26%
Expenses Before Reductions(c)(d)	0.51%		0.50%	0.50%
Expenses Net of Reductions(c)	0.44%		0.45%	0.45%
Portfolio Turnover Rate(e)	15%		12%	158	%(f)
Class 2
Net Asset Value, Beginning of Period	$15.21		$12.99	$15.32		$17.11	$16.55	$12.63
Investment Activities:
Net Investment Income/(Loss)	0.07		0.13	0.04		0.19	0.17	0.18
Net Realized and Unrealized Gains/(Losses) on Investments	0.98		3.49	0.84		0.54	1.80	3.90

Total from Investment Activities	1.05		3.62	0.88		0.73	1.97	4.08

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	(0.16)		(0.19)	(0.17)	(0.16)
Net Realized Gains	—		(1.36)	(3.05)		(2.33)	(1.24)	—

Total Dividends	—		(1.40)	(3.21)		(2.52)	(1.41)	(0.16)

Net Asset Value, End of Period	$16.26		$15.21	$12.99		$15.32	$17.11	$16.55

Total Return(a)	6.90	%(b)	28.89%	6.43%		4.86%	12.21%	32.48%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$977,670		$1,046,158	$1,065,322		$101,530	$130,259	$144,335
Net Investment Income/(Loss)(c)	0.69%		0.79%	0.99%		0.86%	0.83%	0.89%
Expenses Before Reductions(c)(d)	0.76%		0.75%	0.77%		0.78%	0.78%	0.78%
Expenses Net of Reductions(c)	0.69%		0.70%	0.72%		0.78%	0.78%	0.78%
Portfolio Turnover Rate(e)	15%		12%	158	%(f)	14%	13%	13%

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(f)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 158%.

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $96 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $16,447 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions	$123,602,707	$18,417	$—	$—	$123,621,124

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $14.7 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$207,969

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$813,940	$(265,664)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Russell 1000 Growth Index Fund Class 1	0.44%	0.59%
AZL Russell 1000 Growth Index Fund Class 2	0.44%	0.84%

*	The Manager voluntarily reduced the management fee to 0.37% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $4,773 was paid from the Fund relating to these fees and expenses.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 3	Other^	Total

Common Stocks+	$1,016,509,800	$—	$—	$1,016,509,800
Preferred Stock	—	4,863,402	—	4,863,402
Securities Held as Collateral for Securities on Loan	—	—	123,621,124	123,621,124
Unaffiliated Investment Company	11,992,008	—	—	11,992,008

Total Investment Securities	1,028,501,808	4,863,402	123,621,124	1,156,986,334

Other Financial Instruments:*
Futures Contracts	(207,969)	—	—	(207,969)

Total Investments	$1,028,293,839	$4,863,402	$123,621,124	$1,156,778,365

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$156,949,545	$290,988,745

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2018 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Palantir Technologies, Inc., Series I	2/7/14	$5,157,898	$841,419	$4,863,402	0.47%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $858,477,586. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$306,418,392
Unrealized (depreciation)	(7,909,644)

Net unrealized appreciation/(depreciation)	$298,508,748

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Growth Index Fund	$13,954,599	$89,991,141	$103,945,740

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund	$18,707,360	$68,296,955	$—	$286,989,624	$373,993,939

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 65% of the Fund.

10. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

18

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$982.20	$2.16	0.44%
AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$980.80	$3.39	0.69%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,022.63	$2.21	0.44%
AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,021.39	$3.46	0.69%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	22.7%
Health Care	13.3
Energy	10.9
Information Technology	9.7
Consumer Discretionary	8.2
Industrials	7.6
Consumer Staples	7.6
Utilities	5.6
Real Estate	4.8
Materials	3.9
Telecommunication Services	3.6

Total Common Stocks	97.9
Securities Held as Collateral for Securities on Loan	16.5
Money Market	2.0

Total Investment Securities	116.4
Net other assets (liabilities)	(16.4)

Net Assets	100.0%

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (1.5%):
35,662	Arconic, Inc.	$606,611
3,316	Curtiss-Wright Corp.	394,670
11,760	General Dynamics Corp.	2,192,182
5,771	Hexcel Corp.^	383,079
514	Huntington Ingalls Industries, Inc.	111,430
6,448	L3 Technologies, Inc.	1,240,079
1,784	Lockheed Martin Corp.	527,047
11,690	Rockwell Collins, Inc.	1,574,409
2,916	Teledyne Technologies, Inc.*	580,459
17,613	Textron, Inc.^	1,160,873
61,780	United Technologies Corp.	7,724,353

		16,495,192

Airlines (0.6%):
9,877	Alaska Air Group, Inc.^	596,472
34,533	American Airlines Group, Inc.^	1,310,873
2,657	Copa Holdings SA, Class A	251,405
40,056	Delta Air Lines, Inc.	1,984,375
26,135	JetBlue Airways Corp.*	496,042
12,598	Southwest Airlines Co.	640,986
20,499	United Continental Holdings, Inc.*	1,429,395

		6,709,548

Auto Components (0.2%):
7,715	Adient plc^	379,501
2,869	Aptiv plc	262,886
17,224	BorgWarner, Inc.	743,388
7,337	Gentex Corp.^	168,898
19,854	Goodyear Tire & Rubber Co.^	462,400
4,869	Lear Corp.	904,708
886	Visteon Corp.*^	114,507

		3,036,288

Automobiles (0.8%):
321,964	Ford Motor Co.	3,564,141
108,020	General Motors Co.	4,255,989
13,676	Harley-Davidson, Inc.	575,486
713	Thor Industries, Inc.^	69,439

		8,465,055

Banks (11.5%):
13,957	Associated Banc-Corp.	381,026
779,763	Bank of America Corp.	21,981,518
3,430	Bank of Hawaii Corp.^	286,131
9,879	Bank of the Ozarks, Inc.^	444,950
8,568	BankUnited, Inc.	350,003
64,213	BB&T Corp.^	3,238,904
2,117	BOK Financial Corp.^	199,019
10,457	CIT Group, Inc.^	527,137
210,424	Citigroup, Inc.	14,081,574
39,955	Citizens Financial Group, Inc.	1,554,250
13,306	Comerica, Inc.	1,209,782
7,803	Commerce Bancshares, Inc.^	504,932
4,782	Cullen/Frost Bankers, Inc.^	517,604
10,995	East West Bancorp, Inc.	716,874

Shares		Fair Value
Common Stocks, continued
Banks, continued
26,863	F.N.B. Corp.^	$360,501
56,493	Fifth Third Bancorp	1,621,349
636	First Citizens BancShares, Inc., Class A^	256,499
5,760	First Hawaiian, Inc.^	167,155
26,384	First Horizon National Corp.^	470,691
13,191	First Republic Bank^	1,276,757
90,466	Huntington Bancshares, Inc.	1,335,278
279,519	JPMorgan Chase & Co.	29,125,879
87,169	KeyCorp	1,703,282
11,944	M&T Bank Corp.	2,032,272
10,335	PacWest Bancorp	510,756
28,652	People’s United Financial, Inc.^	518,315
3,545	Pinnacle Financial Partners, Inc.^	217,486
38,695	PNC Financial Services Group, Inc.	5,227,695
8,298	Popular, Inc.	375,153
5,489	Prosperity Bancshares, Inc.^	375,228
92,592	Regions Financial Corp.	1,646,286
1,667	Signature Bank*	213,176
18,184	Sterling Bancorp	427,324
38,264	SunTrust Banks, Inc.	2,526,189
1,007	SVB Financial Group*	290,781
8,909	Synovus Financial Corp.	470,662
13,595	TCF Financial Corp.	334,709
1,466	Texas Capital Bancshares, Inc.*	134,139
126,799	U.S. Bancorp	6,342,486
17,744	Umpqua Holdings Corp.	400,837
7,535	Webster Financial Corp.^	479,980
362,332	Wells Fargo & Co.^	20,087,685
3,287	Western Alliance Bancorp*	186,077
4,478	Wintrust Financial Corp.	389,810
16,018	Zions Bancorp^	843,988

		126,342,129

Beverages (0.5%):
70,755	Coca-Cola Co. (The)	3,103,314
14,304	Molson Coors Brewing Co., Class B^	973,244
13,219	PepsiCo, Inc.	1,439,153

		5,515,711

Biotechnology (0.4%):
192	Agios Pharmaceuticals, Inc.*^	16,172
3,007	Alexion Pharmaceuticals, Inc.*	373,319
936	Alnylam Pharmaceuticals, Inc.*^	92,187
3,252	Amgen, Inc.	600,287
906	Biogen Idec, Inc.*	262,957
1,287	Bluebird Bio, Inc.*^	201,995
27,242	Gilead Sciences, Inc.	1,929,823
3,540	United Therapeutics Corp.*	400,551

		3,877,291

Building Products (0.4%):
1,327	Allegion plc^	102,657
6,945	Fortune Brands Home & Security, Inc.^	372,877
76,232	Johnson Controls International plc^	2,549,960

Continued

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
213	Lennox International, Inc.^	$42,632
8,138	Masco Corp.	304,524
9,034	Owens Corning, Inc.^	572,485
6,729	USG Corp.*	290,154

		4,235,289

Capital Markets (3.5%):
4,465	Affiliated Managers Group, Inc.	663,812
9,965	Ameriprise Financial, Inc.	1,393,904
77,100	Bank of New York Mellon Corp. (The)	4,158,003
21,430	BGC Partners, Inc., Class A	242,588
10,157	BlackRock, Inc., Class A+	5,068,748
670	CBOE Holdings, Inc.	69,727
25,492	CME Group, Inc.	4,178,649
16,883	E*TRADE Financial Corp.*	1,032,564
26,088	Franklin Resources, Inc.^	836,120
29,191	Goldman Sachs Group, Inc. (The)	6,438,658
541	Interactive Brokers Group, Inc., Class A	34,846
22,749	Intercontinental Exchange, Inc.	1,673,189
33,303	Invesco, Ltd.	884,528
25,483	Jefferies Financial Group, Inc.	579,483
712	Lazard, Ltd., Class A	34,824
6,824	Legg Mason, Inc.^	236,998
102,941	Morgan Stanley	4,879,403
9,650	NASDAQ OMX Group, Inc. (The)	880,756
12,303	Northern Trust Corp.	1,265,856
7,623	Raymond James Financial, Inc.^	681,115
27,991	State Street Corp.	2,605,682
1,384	T. Rowe Price Group, Inc.^	160,669

		38,000,122

Chemicals (2.6%):
18,096	Air Products & Chemicals, Inc.	2,818,090
9,077	Albemarle Corp.^	856,233
5,136	Ashland Global Holdings, Inc.	401,532
10,640	Axalta Coating Systems, Ltd.*	322,498
5,006	Cabot Corp.	309,221
4,110	Celanese Corp., Series A	456,457
19,221	CF Industries Holdings, Inc.^	853,412
191,451	DowDuPont, Inc.	12,620,451
11,764	Eastman Chemical Co.	1,175,929
11,495	Ecolab, Inc.^	1,613,093
6,548	FMC Corp.^	584,147
17,900	Huntsman Corp.	522,680
3,746	International Flavor & Fragrances, Inc.^	464,354
13,829	Lyondellbasell Industries NV	1,519,116
28,955	Mosaic Co. (The)^	812,188
55	NewMarket Corp.^	22,248
13,792	Olin Corp.^	396,106
8,646	Platform Speciality Products Corp.*	100,294
19,174	PPG Industries, Inc.	1,988,919
2,528	Praxair, Inc.	399,803
8,511	RPM International, Inc.^	496,362
1,669	Scotts Miracle-Gro Co. (The)^	138,794

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
16,355	Valvoline, Inc.^	$352,777
1,382	W.R. Grace & Co.	101,314
252	Westlake Chemical Corp.^	27,123

		29,353,141

Commercial Services & Supplies (0.2%):
8,460	ADT, Inc.^	73,179
4,192	Clean Harbors, Inc.*	232,866
682	KAR Auction Services, Inc.	37,374
16,962	Republic Services, Inc., Class A	1,159,522
6,836	Stericycle, Inc.*^	446,322
5,427	Waste Management, Inc.	441,432

		2,390,695

Communications Equipment (1.8%):
14,386	ARRIS International plc*	351,666
397,845	Cisco Systems, Inc.	17,119,270
15,612	CommScope Holding Co., Inc.*	455,948
4,127	EchoStar Corp., Class A*^	183,239
28,468	Juniper Networks, Inc.^	780,593
11,843	Motorola Solutions, Inc.^	1,378,170

		20,268,886

Construction & Engineering (0.2%):
13,203	Aecom Technology Corp.*^	436,095
11,557	Fluor Corp.^	563,750
10,434	Jacobs Engineering Group, Inc.	662,455
8,783	Quanta Services, Inc.*	293,352
1,826	Valmont Industries, Inc.^	275,270

		2,230,922

Construction Materials (0.0%):
470	Eagle Materials, Inc., Class A	49,336
437	Martin Marietta Materials, Inc.^	97,595
644	Vulcan Materials Co.	83,115

		230,046

Consumer Finance (0.9%):
35,499	Ally Financial, Inc.^	932,559
18,630	American Express Co.^	1,825,740
36,849	Capital One Financial Corp.	3,386,423
94	Credit Acceptance Corp.*^	33,220
15,581	Discover Financial Services^	1,097,058
21,545	Navient Corp.	280,731
5,906	Onemain Holdings, Inc.*	196,611
8,325	Santander Consumer USA Holdings, Inc.	158,924
35,979	SLM Corp.*	411,960
40,650	Synchrony Financial	1,356,897

		9,680,123

Containers & Packaging (0.6%):
5,113	AptarGroup, Inc.^	477,452
1,027	Ardagh Group SA	17,069
28,314	Ball Corp.^	1,006,563
7,506	Bemis Co., Inc.^	316,828
5,410	Berry Global Group, Inc.*	248,535

Continued

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
21,030	Graphic Packaging Holding Co.	$305,145
30,215	International Paper Co.	1,573,597
13,223	Owens-Illinois, Inc.*^	222,279
5,995	Sealed Air Corp.^	254,488
4,117	Silgan Holdings, Inc.^	110,459
8,146	Sonoco Products Co.^	427,665
21,000	WestRock Co.^	1,197,420

		6,157,500

Distributors (0.2%):
11,750	Genuine Parts Co.^	1,078,532
21,192	LKQ Corp.*	676,025

		1,754,557

Diversified Consumer Services (0.1%):
708	Bright Horizons Family Solutions, Inc.*	72,584
347	Graham Holdings Co., Class B	203,377
14,143	H&R Block, Inc.	322,177
7,645	Service Corp. International^	273,615

		871,753

Diversified Financial Services (2.5%):
11,138	AXA Equitable Holdings, Inc.*^	229,554
139,701	Berkshire Hathaway, Inc., Class B*	26,075,192
12,907	Voya Financial, Inc.^	606,629

		26,911,375

Diversified Telecommunication Services (3.5%):
599,781	AT&T, Inc.	19,258,967
78,867	CenturyLink, Inc.^	1,470,081
341,205	Verizon Communications, Inc.	17,166,024

		37,895,072

Electric Utilities (3.3%):
19,161	Alliant Energy Corp.^	810,894
40,654	American Electric Power Co., Inc.	2,815,290
4,591	Avangrid, Inc.^	243,002
57,830	Duke Energy Corp.	4,573,195
26,185	Edison International	1,656,725
14,883	Entergy Corp.^	1,202,398
22,304	Evergy, Inc.	1,252,370
26,104	Eversource Energy^	1,529,955
79,519	Exelon Corp.	3,387,509
39,400	FirstEnergy Corp.^	1,414,854
8,949	Hawaiian Electric Industries, Inc.^	306,951
38,842	NextEra Energy, Inc.^	6,487,778
16,453	OGE Energy Corp.	579,310
42,614	PG&E Corp.	1,813,652
9,194	Pinnacle West Capital Corp.	740,669
57,723	PPL Corp.^	1,647,992
83,499	Southern Co. (The)^	3,866,839
41,923	Xcel Energy, Inc.	1,915,043

		36,244,426

Electrical Equipment (0.6%):
3,344	Acuity Brands, Inc.^	387,469

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
15,258	AMETEK, Inc.	$1,101,017
36,036	Eaton Corp. plc	2,693,330
15,061	Emerson Electric Co.	1,041,318
3,092	GrafTech International, Ltd.^	55,625
1,464	Hubbell, Inc.	154,803
13,298	nVent Electric plc*	333,780
3,616	Regal-Beloit Corp.^	295,789
6,385	Sensata Technologies Holding plc*^	303,798

		6,366,929

Electronic Equipment, Instruments & Components (0.5%):
7,180	Arrow Electronics, Inc.*	540,510
9,653	Avnet, Inc.^	414,017
575	Coherent, Inc.*^	89,942
67,432	Corning, Inc.^	1,855,055
5,118	Dolby Laboratories, Inc., Class A^	315,729
10,031	FLIR Systems, Inc.	521,311
13,821	Jabil, Inc.	382,289
15,431	Keysight Technologies, Inc.*	910,892
334	Littlelfuse, Inc.	76,212
1,849	National Instruments Corp.	77,621
20,420	Trimble Navigation, Ltd.*	670,593

		5,854,171

Energy Equipment & Services (1.1%):
6,116	Apergy Corp.*^	255,343
34,392	Baker Hughes^	1,135,968
8,765	Helmerich & Payne, Inc.^	558,856
27,729	Nabors Industries, Ltd.^	177,743
31,518	National-Oilwell Varco, Inc.^	1,367,881
17,460	Patterson-UTI Energy, Inc.	314,280
2,937	RPC, Inc.^	42,792
114,426	Schlumberger, Ltd.^	7,669,975
35,721	Transocean, Ltd.*^	480,090
79,937	Weatherford International plc*^	262,993

		12,265,921

Equity Real Estate Investment Trusts (4.6%):
7,739	Alexandria Real Estate Equities, Inc.^	976,430
11,225	American Campus Communities, Inc.	481,328
21,687	American Homes 4 Rent, Class A	481,018
12,899	Apartment Investment & Management Co., Class A	545,628
17,893	Apple Hospitality REIT, Inc.	319,927
11,376	AvalonBay Communities, Inc.	1,955,420
12,693	Boston Properties, Inc.	1,591,956
14,611	Brandywine Realty Trust^	246,634
24,847	Brixmor Property Group, Inc.	433,083
7,315	Camden Property Trust	666,616
38,049	Colony Capital, Inc.^	237,426
9,805	Columbia Property Trust, Inc.	222,672
8,462	Corporate Office Properties Trust^	245,313
8,379	Crown Castle International Corp.^	903,424
14,815	CubeSmart	477,339
8,039	Cyrusone, Inc.^	469,156

Continued

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
7,780	DCT Industrial Trust, Inc.	$519,159
13,463	DDR Corp.^	240,988
16,906	Digital Realty Trust, Inc.^	1,886,371
12,986	Douglas Emmett, Inc.^	521,777
29,402	Duke Realty Corp.	853,540
11,473	Empire State Realty Trust, Inc., Class A^	196,188
6,058	EPR Properties^	392,498
9,697	Equity Commonwealth*^	305,456
29,566	Equity Residential Property Trust	1,883,059
5,420	Essex Property Trust, Inc.	1,295,759
1,348	Extra Space Storage, Inc.^	134,544
5,956	Federal Realty Investment Trust^	753,732
17,659	Forest City Realty Trust, Inc., Class A	402,802
10,680	Gaming & Leisure Properties, Inc.	382,344
51,259	Ggp US	1,047,221
38,772	HCP, Inc.	1,001,093
16,923	Healthcare Trust of America, Inc., Class A^	456,244
8,393	Highwoods Properties, Inc.	425,777
13,123	Hospitality Properties Trust	375,449
60,377	Host Hotels & Resorts, Inc.	1,272,143
11,185	Hudson Pacific Properties, Inc.	396,285
24,767	Invitation Homes, Inc.^	571,127
23,291	Iron Mountain, Inc.^	815,418
8,400	JBG SMITH Properties	306,348
7,999	Kilroy Realty Corp.	605,044
33,517	Kimco Realty Corp.^	569,454
751	Lamar Advertising Co., Class A	51,301
12,170	Liberty Property Trust	539,496
3,573	Life Storage, Inc.	347,689
11,201	Macerich Co. (The)^	636,553
30,317	Medical Properties Trust, Inc.^	425,651
9,345	Mid-America Apartment Communities, Inc.	940,761
12,632	National Retail Properties, Inc.^	555,303
14,811	Omega Healthcare Investors, Inc.^	459,141
10,879	Outfront Media, Inc.	211,597
16,917	Paramount Group, Inc.^	260,522
16,484	Parks Hotels & Resorts, Inc.^	504,905
43,710	ProLogis, Inc.	2,871,309
10,655	Rayonier, Inc.^	412,242
23,439	Realty Income Corp.^	1,260,784
12,522	Regency Centers Corp.	777,366
18,100	Retail Properties of America, Inc., Class A^	231,318
18,822	Senior Housing Properties Trust^	340,490
2,078	Simon Property Group, Inc.	353,655
7,034	SL Green Realty Corp.^	707,128
35,370	Spirit Realty Capital, Inc.	284,021
14,711	STORE Capital Corp.	403,081
6,455	Sun Communities, Inc.	631,815
21,951	UDR, Inc.	824,041
13,188	Uniti Group, Inc.^	264,156
29,334	Ventas, Inc.	1,670,571
80,260	VEREIT, Inc.	597,134

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
22,407	VICI Properties, Inc.	$462,480
14,191	Vornado Realty Trust^	1,048,999
9,844	Weingarten Realty Investors	303,294
30,675	Welltower, Inc.	1,923,015
62,431	Weyerhaeuser Co.	2,276,233
8,713	WP Carey, Inc.^	578,108

		51,017,349

Food & Staples Retailing (2.1%):
3,074	Casey’s General Stores, Inc.	323,016
83,842	CVS Health Corp.	5,395,233
70,062	Kroger Co. (The)^	1,993,264
16,709	US Foods Holding Corp.*	631,934
69,749	Walgreens Boots Alliance, Inc.	4,185,986
117,701	Wal-Mart Stores, Inc.	10,081,091

		22,610,524

Food Products (2.1%):
46,022	Archer-Daniels-Midland Co.	2,109,188
11,597	Bunge, Ltd.^	808,427
4,542	Campbell Soup Co.^	184,133
31,066	ConAgra Foods, Inc.^	1,109,988
14,804	Flowers Foods, Inc.^	308,367
46,313	General Mills, Inc.^	2,049,813
7,872	Hain Celestial Group, Inc.*^	234,586
1,061	Hershey Co. (The)^	98,737
22,415	Hormel Foods Corp.^	834,062
5,929	Ingredion, Inc.	656,340
9,069	JM Smucker Co. (The)^	974,736
10,190	Kellogg Co.^	711,975
49,720	Kraft Heinz Co. (The)^	3,123,410
12,056	Lamb Weston Holding, Inc.	825,957
9,413	McCormick & Co.^	1,092,755
119,491	Mondelez International, Inc., Class A	4,899,132
4,321	Pilgrim’s Pride Corp.*^	86,982
9,764	Pinnacle Foods, Inc.	635,246
2,295	Post Holdings, Inc.*^	197,416
24	Seaboard Corp.^	95,106
4,479	TreeHouse Foods, Inc.*^	235,192
23,974	Tyson Foods, Inc., Class A	1,650,610

		22,922,158

Gas Utilities (0.2%):
8,963	Atmos Energy Corp.^	807,925
6,689	National Fuel Gas Co.^	354,249
14,240	UGI Corp.	741,477

		1,903,651

Health Care Equipment & Supplies (3.5%):
141,196	Abbott Laboratories	8,611,544
36,645	Baxter International, Inc.	2,705,867
19,851	Becton, Dickinson & Co.	4,755,506
26,203	Boston Scientific Corp.*	856,838
3,345	Cooper Cos., Inc. (The)^	787,580
51,014	Danaher Corp.	5,034,062

Continued

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
18,446	Dentsply Sirona, Inc.^	$807,381
1,891	Hill-Rom Holdings, Inc.	165,160
22,304	Hologic, Inc.*^	886,584
1,343	Integra LifeSciences Holdings Corp.*	86,503
111,603	Medtronic plc	9,554,332
6,929	STERIS plc	727,614
3,041	Teleflex, Inc.	815,627
4,614	West Pharmaceutical Services, Inc.^	458,124
16,794	Zimmer Holdings, Inc.	1,871,523

		38,124,245

Health Care Providers & Services (2.2%):
7,052	Acadia Healthcare Co., Inc.*^	288,497
16,823	Aetna, Inc.	3,087,021
21,064	Anthem, Inc.	5,013,865
25,619	Cardinal Health, Inc.	1,250,976
1,957	Centene Corp.*	241,122
11,700	Cigna Corp.	1,988,415
5,364	DaVita, Inc.*	372,476
7,945	Envision Healthcare Corp.*^	349,659
42,505	Express Scripts Holding Co.*	3,281,811
6,598	HCA Holdings, Inc.	676,955
10,760	Henry Schein, Inc.*^	781,606
575	Humana, Inc.^	171,137
7,922	Laboratory Corp. of America Holdings*	1,422,237
14,887	McKesson Corp.	1,985,926
7,619	MEDNAX, Inc.*^	329,750
780	Molina Healthcare, Inc.*	76,393
2,837	Premier, Inc., Class A*^	103,210
11,176	Quest Diagnostics, Inc.	1,228,689
35,794	Qurate Retail, Inc.*^	759,549
6,976	Universal Health Services, Inc., Class B	777,405
284	WellCare Health Plans, Inc.*	69,932

		24,256,631

Health Care Technology (0.1%):
14,419	Cerner Corp.*	862,112

Hotels, Restaurants & Leisure (1.8%):
20,103	Aramark Holdings Corp.	745,821
48,819	Caesars Entertainment Corp.*^	522,363
33,423	Carnival Corp., Class A	1,915,472
5,059	Darden Restaurants, Inc.^	541,617
6,257	Extended Stay America, Inc.	135,214
3,749	Hyatt Hotels Corp., Class A	289,235
7,699	International Game Technology plc^	178,925
11,430	Las Vegas Sands Corp.^	872,795
52,232	McDonald’s Corp.	8,184,232
39,045	MGM Resorts International	1,133,476
16,917	Norwegian Cruise Line Holdings, Ltd.*	799,328
13,905	Royal Caribbean Cruises, Ltd.	1,440,558
27,926	Yum China Holdings, Inc.	1,074,034
18,872	Yum! Brands, Inc.	1,476,168

		19,309,238

Shares		Fair Value
Common Stocks, continued
Household Durables (0.6%):
11,728	D.R. Horton, Inc.	$480,848
9,380	Garmin, Ltd.	572,180
10,724	Leggett & Platt, Inc.^	478,719
10,737	Lennar Corp., Class A	563,693
768	Lennar Corp., Class B	32,786
5,123	Mohawk Industries, Inc.*	1,097,704
37,188	Newell Rubbermaid, Inc.^	959,079
14,558	PulteGroup, Inc.^	418,543
5,705	Toll Brothers, Inc.^	211,028
5,772	Whirlpool Corp.	844,040

		5,658,620

Household Products (1.9%):
3,018	Church & Dwight Co., Inc.^	160,437
1,394	Clorox Co. (The)^	188,539
57,229	Colgate-Palmolive Co.	3,709,011
2,051	Energizer Holdings, Inc.	129,131
3,735	Kimberly-Clark Corp.^	393,445
207,674	Procter & Gamble Co. (The)	16,211,032
1,805	Spectrum Brands Holdings, Inc.^	147,324

		20,938,919

Independent Power & Renewable Electricity Producers (0.2%):
54,528	AES Corp. (The)^	731,220
25,903	NRG Energy, Inc.	795,222
33,693	Vistra Energy Corp.*	797,177

		2,323,619

Industrial Conglomerates (1.5%):
7,839	3M Co., Class C	1,542,088
4,916	Carlisle Cos., Inc.^	532,452
710,991	General Electric Co.	9,676,588
23,321	Honeywell International, Inc.	3,359,390
6,766	Roper Industries, Inc.	1,866,807

		16,977,325

Insurance (4.0%):
63,027	Aflac, Inc.	2,711,422
1,075	Alleghany Corp.	618,093
28,899	Allstate Corp. (The)	2,637,612
5,894	American Financial Group, Inc.	632,603
63,440	American International Group, Inc.	3,363,588
625	American National Insurance Co.	74,744
27,453	Arch Capital Group, Ltd.*	726,407
14,808	Arthur J. Gallagher & Co.	966,666
4,842	Aspen Insurance Holdings, Ltd.	197,069
4,294	Assurant, Inc.^	444,386
9,115	Assured Guaranty, Ltd.^	325,679
13,036	Athene Holding, Ltd.*	571,498
6,048	Axis Capital Holdings, Ltd.	336,390
9,833	Brighthouse Financial, Inc.*^	394,008
17,941	Brown & Brown, Inc.	497,504
38,247	Chubb, Ltd.	4,858,134
12,664	Cincinnati Financial Corp.	846,715
2,502	CNA Financial Corp.^	114,291
477	Erie Indemnity Co., Class A	55,933
2,021	Everest Re Group, Ltd.	465,800

Continued

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
8,792	First American Financial Corp.	$454,722
21,751	FNF Group	818,273
3,496	Hanover Insurance Group, Inc. (The)	417,982
29,457	Hartford Financial Services Group, Inc. (The)	1,506,136
18,005	Lincoln National Corp.	1,120,811
23,184	Loews Corp.^	1,119,324
1,025	Markel Corp.*^	1,111,459
22,207	Marsh & McLennan Cos., Inc.	1,820,308
2,347	Mercury General Corp.^	106,929
71,171	MetLife, Inc.	3,103,056
23,091	Old Republic International Corp.	459,742
23,377	Principal Financial Group, Inc.	1,237,812
34,622	Prudential Financial, Inc.	3,237,502
5,316	Reinsurance Group of America, Inc.	709,580
3,004	RenaissanceRe Holdings, Ltd.	361,441
8,716	Torchmark Corp.	709,570
17,928	Travelers Cos., Inc. (The)	2,193,312
17,273	UnumProvident Corp.	638,928
5,470	Validus Holdings, Ltd.^	369,772
7,855	W.R. Berkley Corp.	568,781
251	White Mountains Insurance Group, Ltd.	227,559
10,861	Willis Towers Watson plc	1,646,528
13,385	XL Group, Ltd.	748,891

		45,526,960

Internet Software & Services (0.2%):
878	Akamai Technologies, Inc.*^	64,296
60,411	eBay, Inc.*	2,190,502
1,452	LogMeIn, Inc.^	149,919
1,201	Zillow Group, Inc., Class A*^	71,760
2,593	Zillow Group, Inc., Class C*^	153,143

		2,629,620

IT Services (1.2%):
11,804	Amdocs, Ltd.	781,307
407	Booz Allen Hamilton Holding Corp.	17,798
4,711	Cognizant Technology Solutions Corp., Class A^	372,122
15,721	Conduent, Inc.*^	285,651
2,529	CoreLogic, Inc.*	131,255
23,516	DXC Technology Co.	1,895,625
2,010	Euronet Worldwide, Inc.*	168,378
24,845	Fidelity National Information Services, Inc.	2,634,315
7,698	Genpact, Ltd.	222,703
21,301	International Business Machines Corp.	2,975,749
11,820	Leidos Holdings, Inc.	697,380
4,189	Sabre Corp.^	103,217
2,926	Teradata Corp.*^	117,479
27,220	Western Union Co.^	553,383
21,922	Worldpay, Inc., Class A*	1,792,781

		12,749,143

Leisure Products (0.1%):
6,422	Brunswick Corp.	414,091
2,034	Hasbro, Inc.	187,759

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
22,094	Mattel, Inc.^	$362,783

		964,633

Life Sciences Tools & Services (1.1%):
26,543	Agilent Technologies, Inc.	1,641,419
1,745	Bio-Rad Laboratories, Inc., Class A*	503,502
4,981	Bruker Corp.	144,648
1,093	Charles River Laboratories International, Inc.*	122,700
13,415	IQVIA Holdings, Inc.*	1,339,085
9,041	PerkinElmer, Inc.	662,072
18,209	Qiagen NV*	658,437
31,109	Thermo Fisher Scientific, Inc.	6,443,919
457	Waters Corp.*^	88,471

		11,604,253

Machinery (1.3%):
5,498	AGCO Corp.	333,839
3,886	Caterpillar, Inc.	527,214
7,279	Colfax Corp.*^	223,101
4,142	Crane Co.	331,898
8,047	Cummins, Inc.	1,070,251
680	Donaldson Co., Inc.^	30,682
12,524	Dover Corp.^	916,757
10,799	Flowserve Corp.^	436,280
2,098	Fortive Corp.	161,777
5,849	Gardner Denver Holdings, Inc.*	171,902
3,502	Gates Industrial Corp. plc*	56,978
391	IDEX Corp.	53,364
9,371	Ingersoll-Rand plc	840,859
7,230	ITT, Inc.	377,912
1,858	Middleby Corp. (The)*^	194,012
311	Nordson Corp.	39,936
6,073	OshKosh Corp.	427,053
28,302	PACCAR, Inc.	1,753,591
8,942	Parker Hannifin Corp.	1,393,611
13,288	Pentair plc	559,159
4,609	Snap-On, Inc.^	740,758
12,713	Stanley Black & Decker, Inc.	1,688,414
5,618	Terex Corp.^	237,023
5,666	Timken Co.	246,754
12,138	Trinity Industries, Inc.^	415,848
4,536	Wabtec Corp.^	447,159
6,540	Xylem, Inc.^	440,665

		14,116,797

Marine (0.0%):
4,820	Kirby Corp.*^	402,952

Media (2.9%):
4,337	Charter Communications, Inc., Class A*	1,271,652
8,830	Cinemark Holdings, Inc.^	309,756
376,636	Comcast Corp., Class A	12,357,426
13,860	Discovery Communications, Inc., Class A*^	381,150
27,277	Discovery Communications, Inc., Class C*	695,564
18,250	DISH Network Corp., Class A*^	613,383

Continued

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
8,315	GCI Liberty, Inc., Class A*^	$374,840
28,338	Interpublic Group of Cos., Inc. (The)^	664,243
3,661	John Wiley & Sons, Inc., Class A^	228,446
2,212	Liberty Broadband Corp., Class A*^	167,316
8,472	Liberty Broadband Corp., Class C*^	641,500
1,716	Liberty Media Group, Class A*	60,592
16,546	Liberty Media Group, Class C*^	614,353
6,945	Liberty SiriusXM Group, Class A*	312,872
14,014	Liberty SiriusXM Group, Class C*	635,675
3,878	Lions Gate Entertainment Corp., Class A^	96,252
7,170	Lions Gate Entertainment Corp., Class B^	168,208
1,368	Madison Square Garden Co. (The), Class A*	424,340
31,509	News Corp., Class A^	488,390
10,028	News Corp., Class B^	158,944
6,265	Omnicom Group, Inc.^	477,832
7,175	Tribune Media Co., Class A	274,587
86,928	Twenty-First Century Fox, Inc.	4,319,451
39,407	Twenty-First Century Fox, Inc., Class B	1,941,583
871	Viacom, Inc., Class A^	30,877
29,072	Viacom, Inc., Class B^	876,812
34,934	Walt Disney Co. (The)	3,661,433

		32,247,477

Metals & Mining (0.7%):
15,398	Alcoa Corp.*	721,858
119,203	Freeport-McMoRan Copper & Gold, Inc.	2,057,445
43,965	Newmont Mining Corp.	1,657,920
26,216	Nucor Corp.^	1,638,500
5,772	Reliance Steel & Aluminum Co.	505,281
3,166	Royal Gold, Inc.^	293,931
15,817	Steel Dynamics, Inc.	726,791
14,524	United States Steel Corp.^	504,709

		8,106,435

Mortgage Real Estate Investment Trusts (0.3%):
34,244	Agnc Investment Corp.	636,596
95,548	Annaly Capital Management, Inc.	983,189
15,444	Chimera Investment Corp.^	282,316
34,482	MFA Financial, Inc.	261,374
27,619	New Residential Investment Corp.^	483,056
20,846	Starwood Property Trust, Inc.^	452,567
13,790	Two Harbors Investment Corp.^	217,882

		3,316,980

Multiline Retail (0.6%):
16,048	Dollar Tree, Inc.*	1,364,080
13,762	Kohl’s Corp.^	1,003,250
25,196	Macy’s, Inc.^	943,086
44,224	Target Corp.^	3,366,331

		6,676,747

Multi-Utilities (1.7%):
20,003	Ameren Corp.^	1,217,183
35,563	CenterPoint Energy, Inc.^	985,451
23,218	CMS Energy Corp.	1,097,747

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
25,585	Consolidated Edison, Inc.	$1,995,118
53,722	Dominion Energy, Inc.^	3,662,765
14,868	DTE Energy Co.^	1,540,771
16,009	MDU Resources Group, Inc.	459,138
30,074	NiSource, Inc.^	790,345
41,568	Public Service Enterprise Group, Inc.	2,250,492
11,852	SCANA Corp.	456,539
21,790	Sempra Energy	2,530,037
6,854	Vectren Corp.	489,718
26,081	WEC Energy Group, Inc.^	1,686,137

		19,161,441

Oil, Gas & Consumable Fuels (9.8%):
28,211	Anadarko Petroleum Corp.	2,066,456
11,614	Andeavor	1,523,525
9,174	Antero Resources Corp.*^	195,865
29,502	Apache Corp.^	1,379,219
9,718	Cabot Oil & Gas Corp.	231,288
15,165	Centennial Resources Development*^	273,880
5,280	Cheniere Energy, Inc.*^	344,203
75,526	Chesapeake Energy Corp.*^	395,756
157,144	Chevron Corp.	19,867,716
6,756	Cimarex Energy Co.^	687,355
17,681	CNX Resources Corp.*^	314,368
12,181	Concho Resources, Inc.*^	1,685,241
96,591	ConocoPhillips Co.	6,724,665
3,742	Continental Resources, Inc.*^	242,332
43,038	Devon Energy Corp.^	1,891,950
5,996	Diamondback Energy, Inc.^	788,894
7,210	Energen Corp.*	525,032
42,307	EOG Resources, Inc.^	5,264,260
21,815	EQT Corp.	1,203,752
9,167	Extraction Oil & Gas, Inc.*^	134,663
349,511	Exxon Mobil Corp.	28,915,046
21,843	Hess Corp.^	1,461,078
13,344	HollyFrontier Corp.^	913,130
156,602	Kinder Morgan, Inc.	2,767,157
15,925	Kosmos Energy LLC*^	131,700
70,162	Marathon Oil Corp.	1,463,579
37,748	Marathon Petroleum Corp.	2,648,400
13,510	Murphy Oil Corp.^	456,233
10,377	Newfield Exploration Co.*	313,904
39,567	Noble Energy, Inc.^	1,395,924
63,192	Occidental Petroleum Corp.	5,287,907
19,745	ONEOK, Inc.^	1,378,793
6,198	Parsley Energy, Inc., Class A*^	187,675
9,192	PBF Energy, Inc., Class A^	385,421
34,669	Phillips 66	3,893,675
6,282	Pioneer Natural Resources Co.	1,188,806
19,369	QEP Resources, Inc.*	237,464
17,398	Range Resources Corp.^	291,069
5,421	RSP Permian, Inc.*	238,632
9,158	SM Energy Co.^	235,269

Continued

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
17,833	Targa Resources Corp.^	$882,555
35,503	Valero Energy Corp.	3,934,797
7,387	Whiting Petroleum Corp.*^	389,443
68,233	Williams Cos., Inc. (The)	1,849,797
32,773	WPX Energy, Inc.*	590,897

		107,178,771

Paper & Forest Products (0.0%):
5,147	Domtar Corp.^	245,718

Personal Products (0.1%):
38,410	Coty, Inc., Class A^	541,581
7,744	Herbalife, Ltd.*	416,008
3,060	Nu Skin Enterprises, Inc., Class A	239,261

		1,196,850

Pharmaceuticals (6.0%):
27,947	Allergan plc	4,659,324
63,143	Bristol-Myers Squibb Co.	3,494,334
8,364	Catalent, Inc.*	350,368
30,454	Eli Lilly & Co.	2,598,640
387	Jazz Pharmaceuticals plc*^	66,680
181,636	Johnson & Johnson Co.	22,039,711
207,260	Merck & Co., Inc.	12,580,682
42,317	Mylan NV*	1,529,336
10,650	Perrigo Co. plc^	776,492
478,684	Pfizer, Inc.	17,366,656

		65,462,223

Professional Services (0.4%):
1,732	Dun & Bradstreet Corp.	212,430
7,172	Equifax, Inc.	897,289
32,073	IHS Markit, Ltd.*	1,654,646
5,413	Manpower, Inc.	465,843
29,388	Nielsen Holdings plc^	908,970

		4,139,178

Real Estate Management & Development (0.2%):
13,611	CBRE Group, Inc., Class A*^	649,789
1,913	Howard Hughes Corp. (The)*^	253,473
3,739	Jones Lang LaSalle, Inc.^	620,637
10,218	Realogy Holdings Corp.^	232,970

		1,756,869

Road & Rail (0.8%):
573	AMERCO, Inc.^	204,074
36,448	CSX Corp.	2,324,653
3,906	Genesee & Wyoming, Inc., Class A*^	317,636
8,440	Kansas City Southern^	894,302
10,591	Knight-Swift Transportation Holdings, Inc.^	404,682
23,290	Norfolk Southern Corp.	3,513,762
4,294	Ryder System, Inc.	308,567
3,160	Schneider National, Inc.	86,932
5,157	Union Pacific Corp.^	730,644

		8,785,252

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (3.6%):
25,592	Analog Devices, Inc.	$2,454,785
14,258	Broadcom, Inc.	3,459,561
9,307	Cypress Semiconductor Corp.^	145,003
6,753	First Solar, Inc.*^	355,613
384,886	Intel Corp.	19,132,683
32,846	Marvell Technology Group, Ltd.^	704,218
20,718	Micron Technology, Inc.*	1,086,452
26,855	NXP Semiconductors NV*^	2,934,446
10,401	Qorvo, Inc.*^	833,848
122,308	QUALCOMM, Inc.	6,863,925
4,364	Skyworks Solutions, Inc.	421,781
13,200	Teradyne, Inc.^	502,524

		38,894,839

Software (1.7%):
313	Aspen Technology, Inc.*	29,028
2,897	Autodesk, Inc.*	379,768
25,896	CA, Inc.	923,192
15,266	Dell Technologies, Inc., Class V*	1,291,198
5,298	FireEye, Inc.*^	81,536
33,125	Microsoft Corp.	3,266,456
24,304	Nuance Communications, Inc.*^	337,461
214,079	Oracle Corp.	9,432,321
1,033	SS&C Technologies Holdings, Inc.	53,613
50,983	Symantec Corp.	1,052,799
11,071	Synopsys, Inc.*	947,345
3,784	Take-Two Interactive Software, Inc.*	447,874
61,265	Zynga, Inc.*^	249,349

		18,491,940

Specialty Retail (0.6%):
4,067	Advance Auto Parts, Inc.^	551,892
4,571	AutoNation, Inc.*^	222,059
278	AutoZone, Inc.*^	186,519
14,850	Best Buy Co., Inc.^	1,107,513
5,762	CarMax, Inc.*^	419,877
6,353	Dick’s Sporting Goods, Inc.^	223,943
9,672	Foot Locker, Inc.^	509,231
16,890	Gap, Inc. (The)^	547,067
15,522	L Brands, Inc.^	572,451
7,477	Michaels Cos., Inc. (The)*^	143,334
3,135	Penske Automotive Group, Inc.^	146,875
8,408	Tiffany & Co.	1,106,493
5,280	Williams-Sonoma, Inc.^	324,086

		6,061,340

Technology Hardware, Storage & Peripherals (0.7%):
128,028	Hewlett Packard Enterprise Co.	1,870,489
135,491	HP, Inc.	3,074,291
1,704	NCR Corp.*^	51,086
24,696	Western Digital Corp.^	1,911,717
18,394	Xerox Corp.	441,456

		7,349,039

Textiles, Apparel & Luxury Goods (0.3%):
2,147	Columbia Sportswear Co.^	196,386

Continued

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,451	Michael Kors Holdings, Ltd.*	$363,037
6,310	PVH Corp.	944,733
4,525	Ralph Lauren Corp.^	568,883
5,782	Skechers U.S.A., Inc., Class A*	173,518
19,073	Tapestry, Inc.	890,900
3,652	Under Armour, Inc., Class A*^	82,097
3,819	Under Armour, Inc., Class C*^	80,505
6,137	VF Corp.	500,288

		3,800,347

Thrifts & Mortgage Finance (0.0%):
39,300	New York Community Bancorp, Inc.^	433,872
4,788	TFS Financial Corp.^	75,507

		509,379

Tobacco (0.9%):
128,136	Philip Morris International, Inc.	10,345,701

Trading Companies & Distributors (0.1%):
7,442	Air Lease Corp.^	312,341
10,665	HD Supply Holdings, Inc.*	457,422
2,028	MSC Industrial Direct Co., Inc., Class A	172,076
7,989	Univar, Inc.*	209,631
503	Watsco, Inc.^	89,675
3,893	WESCO International, Inc.*	222,290

		1,463,435

Transportation Infrastructure (0.0%):
6,551	Macquarie Infrastructure Corp.^	276,452

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Water Utilities (0.2%):
14,694	American Water Works Co., Inc.^	$1,254,573
14,720	Aqua America, Inc.^	517,850

		1,772,423

Wireless Telecommunication Services (0.1%):
53,305	Sprint Corp.*^	289,979
7,903	Telephone & Data Systems, Inc.	216,700
8,842	T-Mobile US, Inc.*	528,310
870	United States Cellular Corp.*^	32,225

		1,067,214

Total Common Stocks (Cost $941,573,608)		1,074,356,941

Securities Held as Collateral for Securities on Loan (16.5%):
$181,461,101	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	$181,461,101

Total Securities Held as Collateral for Securities on Loan (Cost $181,461,101)		181,461,101

Unaffiliated Investment Company (2.0%):
21,671,391	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(b)	21,671,391

Total Unaffiliated Investment Company (Cost $21,671,391)		21,671,391

Total Investment Securities (Cost $1,144,706,100) — 116.4%(c)		1,277,489,433
Net other assets (liabilities) — (16.4)%		(179,673,506)

Net Assets — 100.0%		$1,097,815,927

Percentages indicated are based on net assets as of June 30, 2018.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $178,268,871.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(b)	The rate represents the effective yield at June 30, 2018.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $984,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	175	$23,814,000	$(499,804)

				$(499,804)

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,141,252,439
Investments in affiliates, at cost	3,453,661

Total Investment securities, at cost	$1,144,706,100

Investments in non-affiliates, at value*	$1,272,420,685
Investments in affiliates, at value	5,068,748

Total Investment securities, at value	1,277,489,433
Cash	4,868
Foreign currency, at value (cost $358)	358
Segregated cash for collateral	984,200
Interest and dividends receivable	1,451,569
Receivable for variation margin on futures contracts	18,375
Reclaims receivable	182,099
Prepaid expenses	5,789

Total Assets	1,280,136,691

Liabilities:
Payable for capital shares redeemed	190,054
Payable for collateral received on loaned securities	181,461,101
Manager fees payable	339,302
Administration fees payable	26,410
Distribution fees payable	193,590
Custodian fees payable	2,652
Administrative and compliance services fees payable	1,525
Transfer agent fees payable	996
Trustee fees payable	7,233
Other accrued liabilities	97,901

Total Liabilities	182,320,764

Net Assets	$1,097,815,927

Net Assets Consist of:
Capital	$835,439,903
Accumulated net investment income/(loss)	31,203,004
Accumulated net realized gains/(losses) from investment transactions	98,892,299
Net unrealized appreciation/(depreciation) on investments	132,280,721

Net Assets	$1,097,815,927

Class 1
Net Assets	$170,888,300
Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,340,506
Net Asset Value (offering and redemption price per share)	$10.46

Class 2
Net Assets	$926,927,627
Shares of beneficial interest (unlimited number of shares authorized, no par value)	69,675,025
Net Asset Value (offering and redemption price per share)	$13.30

*	Includes securities on loan of $178,268,871.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$13,519,359
Dividends from affiliates	63,400
Interest	2,276
Income from securities lending	173,014
Foreign withholding tax	(717)

Total Investment Income	13,757,332

Expenses:
Manager fees	2,427,022
Administration fees	147,847
Distribution fees — Class 2	1,157,909
Custodian fees	15,447
Administrative and compliance services fees	8,306
Transfer agent fees	5,562
Trustee fees	26,793
Professional fees	27,591
Shareholder reports	15,140
Other expenses	118,847

Total expenses before reductions	3,950,464
Less expenses voluntarily waived/reimbursed by the Manager	(386,115)

Net expenses	3,564,349

Net Investment Income/(Loss)	10,192,983

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	25,824,164
Net realized gains/(losses) on affiliated transactions	183,966
Net realized gains/(losses) on futures contracts	2,737,822
Change in net unrealized appreciation/depreciation on investments	(62,042,064)
Change in net unrealized appreciation/depreciation on affiliated transactions	(373,989)
Change in net unrealized appreciation/depreciation on futures contracts	(537,783)

Net Realized/Unrealized Gains/(Losses) on Investments	(34,207,884)

Change in Net Assets Resulting From Operations	$(24,014,901)

See accompanying notes to the financial statements.

11

AZL Russell 1000 Value Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$10,192,983	$21,219,284
Net realized gains/(losses) on investment transactions	28,745,952	80,637,841
Change in unrealized appreciation/depreciation on investments	(62,953,836)	40,406,059

Change in net assets resulting from operations	(24,014,901)	142,263,184

Distributions to Shareholders:
From net investment income:
Class 1	—	(1,632,621)
Class 2	—	(6,305,794)
From net realized gains:
Class 1	—	(22,052,360)
Class 2	—	(91,526,620)

Change in net assets resulting from distributions to shareholders	—	(121,517,395)

Capital Transactions:
Class 1
Proceeds from shares issued	39,637	83,049
Proceeds from dividends reinvested	—	23,684,980
Value of shares redeemed	(11,858,412)	(24,563,697)

Total Class 1 Shares	(11,818,775)	(795,668)

Class 2
Proceeds from shares issued	119,335,156	8,299,028
Proceeds from dividends reinvested	—	97,832,415
Value of shares redeemed	(64,988,167)	(225,323,862)

Total Class 2 Shares	54,346,989	(119,192,419)

Change in net assets resulting from capital transactions	42,528,214	(119,988,087)

Change in net assets	18,513,313	(99,242,298)
Net Assets:
Beginning of period	1,079,302,614	1,178,544,912

End of period	$1,097,815,927	$1,079,302,614

Accumulated net investment income/(loss)	$31,203,004	$21,010,021

Share Transactions:
Class 1
Shares issued	3,748	7,628
Dividends reinvested	—	2,354,372
Shares redeemed	(1,119,883)	(2,251,661)

Total Class 1 Shares	(1,116,135)	110,339

Class 2
Shares issued	8,619,623	811,790
Dividends reinvested	—	7,625,286
Shares redeemed	(4,809,039)	(16,595,649)

Total Class 2 Shares	3,810,584	(8,158,573)

Change in shares	2,694,449	(8,048,234)

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$10.65		$10.79	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11		0.27	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(0.30)		1.08	0.71

Total from Investment Activities	(0.19)		1.35	0.79

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	—
Net Realized Gains	—		(1.39)	—

Total Dividends	—		(1.49)	—

Net Asset Value, End of Period	$10.46		$10.65	$10.79

Total Return(a)	(1.78	)%(b)	13.38%	7.90	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$170,888		$185,903	$187,248
Net Investment Income/(Loss)(c)	2.05%		2.07%	2.11%
Expenses Before Reductions(c)(d)	0.51%		0.50%	0.51%
Expenses Net of Reductions(c)	0.44%		0.45%	0.46%
Portfolio Turnover Rate(e)	15%		12%	131	%(f)
Class 2
Net Asset Value, Beginning of Period	$13.56		$13.39	$12.91		$14.82	$14.70	$11.84

Investment Activities:
Net Investment Income/(Loss)	0.11		0.24	0.11		0.22	0.24	0.31
Net Realized and Unrealized Gains/(Losses) on Investments	(0.37)		1.42	1.85		(0.92)	1.55	3.35

Total from Investment Activities	(0.26)		1.66	1.96		(0.70)	1.79	3.66

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	(0.25)		(0.23)	(0.23)	(0.29)
Net Realized Gains	—		(1.39)	(1.23)		(0.98)	(1.44)	(0.51)

Total Dividends	—		(1.49)	(1.48)		(1.21)	(1.67)	(0.80)

Net Asset Value, End of Period	$13.30		$13.56	$13.39		$12.91	$14.82	$14.70

Total Return(a)	(1.92	)%(b)	13.02%	16.15%		(4.42)%	12.59%	31.52%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$926,928		$893,400	$991,296		$193,094	$219,158	$205,807
Net Investment Income/(Loss)(c)	1.81%		1.81%	2.05%		1.54%	1.60%	1.54%
Expenses Before Reductions(c)(d)	0.76%		0.75%	0.77%		0.77%	0.76%	0.77%
Expenses Net of Reductions(c)	0.69%		0.70%	0.72%		0.77%	0.76%	0.77%
Portfolio Turnover Rate(e)	15%		12%	131	%(f)	16%	16%	11%

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(f)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 131%.

Amounts shown as “—“ are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $121 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $17,160 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Overnight and Continuous	Less than 30 Days	Between 30 & 90 Days	Greater than 90 Days	Total
Securities Lending Transactions	$181,193,820	$267,281	$—	$—	$181,461,101

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $17.3 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$499,804

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$2,737,822	$(537,783)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Russell 1000 Value Index Fund Class 1	0.44%	0.59%
AZL Russell 1000 Value Index Fund Class 2	0.44%	0.84%

*	The Manager voluntarily reduced the management fee to 0.37% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
BlackRock Inc., Class A	$5,389,332	$437,774	$(568,335)	$183,966	$(373,989)	$5,068,748	10,157	$63,400

	$5,389,332	$437,774	$(568,335)	$183,966	$(373,989)	$5,068,748	10,157	$63,400

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $5,058 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Other^	Total
Common Stocks+	$1,074,356,941	$—	$1,074,356,941
Securities Held as Collateral for Securities on Loan	—	181,461,101	181,461,101
Unaffiliated Investment Company	21,671,391	—	21,671,391

Total Investment Securities	1,096,028,332	181,461,101	1,277,489,433

Other Financial Instruments:*
Futures Contracts	(499,804)	—	(499,804)

Total Investments	$1,095,528,528	$181,461,101	$1,276,989,629

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$219,513,313	$167,234,343

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $1,151,822,337. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$164,739,980
Unrealized (depreciation)	(39,072,884)

Net unrealized appreciation/(depreciation)	$125,667,096

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Value Index Fund	$9,061,367	$112,456,028	$121,517,395

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund	$37,719,314	$60,811,855	$—	$187,859,756	$286,390,925

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 85% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

18

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

20

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,025.20	$1.16	0.23%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,023.60	$2.41	0.48%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.64	$1.15	0.23%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.40	$2.41	0.48%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	25.8%
Financials	13.7
Health Care	13.7
Consumer Discretionary	12.8
Industrials	9.4
Consumer Staples	7.1
Energy	6.3
Utilities	2.9
Real Estate	2.8
Materials	2.6
Telecommunication Services	2.0

Total Common Stocks	99.1
Securities Held as Collateral for Securities on Loan	9.2
Money Market	0.8

Total Investment Securities	109.1
Net other assets (liabilities)	(9.1)

Net Assets	100.0%

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (99.1%):
Aerospace & Defense (2.5%):
49,214	Arconic, Inc.	$837,130
65,409	Boeing Co. (The)	21,945,373
33,038	General Dynamics Corp.	6,158,614
5,345	Huntington Ingalls Industries, Inc.	1,158,743
9,236	L3 Technologies, Inc.	1,776,268
29,693	Lockheed Martin Corp.	8,772,202
20,856	Northrop Grumman Corp.	6,417,391
34,348	Raytheon Co.	6,635,347
19,830	Rockwell Collins, Inc.	2,670,704
30,678	Textron, Inc.^	2,021,987
5,890	TransDigm Group, Inc.^	2,032,875
88,917	United Technologies Corp.	11,117,292

		71,543,926

Air Freight & Logistics (0.7%):
16,483	C.H. Robinson Worldwide, Inc.^	1,378,968
20,769	Expeditors International of Washington, Inc.	1,518,214
29,381	FedEx Corp.	6,671,250
82,383	United Parcel Service, Inc., Class B	8,751,546

		18,319,978

Airlines (0.4%):
14,257	Alaska Air Group, Inc.^	860,980
49,519	American Airlines Group, Inc.^	1,879,741
76,968	Delta Air Lines, Inc.	3,812,995
64,008	Southwest Airlines Co.	3,256,727
28,251	United Continental Holdings, Inc.*	1,969,942

		11,780,385

Auto Components (0.2%):
31,770	Aptiv plc	2,911,085
23,460	BorgWarner, Inc.	1,012,534
28,160	Goodyear Tire & Rubber Co.	655,846

		4,579,465

Automobiles (0.4%):
467,706	Ford Motor Co.	5,177,505
151,638	General Motors Co.	5,974,537
19,419	Harley-Davidson, Inc.	817,152

		11,969,194

Banks (6.1%):
1,127,555	Bank of America Corp.	31,785,775
93,558	BB&T Corp.^	4,719,066
304,717	Citigroup, Inc.	20,391,662
57,278	Citizens Financial Group, Inc.	2,228,114
20,496	Comerica, Inc.	1,863,496
81,770	Fifth Third Bancorp^	2,346,799
129,493	Huntington Bancshares, Inc.	1,911,317
406,747	JPMorgan Chase & Co.	42,383,038
125,091	KeyCorp	2,444,278
17,683	M&T Bank Corp.	3,008,762
41,326	People’s United Financial, Inc.^	747,587
56,099	PNC Financial Services Group, Inc.	7,578,975
134,667	Regions Financial Corp.	2,394,379
55,932	SunTrust Banks, Inc.	3,692,631

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,313	SVB Financial Group*	$1,822,942
186,908	U.S. Bancorp	9,349,138
523,890	Wells Fargo & Co.	29,044,462
23,047	Zions Bancorp^	1,214,346

		168,926,767

Beverages (1.7%):
30,836	Brown-Forman Corp., Class B^	1,511,272
457,371	Coca-Cola Co. (The)	20,060,292
20,202	Constellation Brands, Inc., Class C	4,421,612
21,863	Molson Coors Brewing Co., Class B^	1,487,559
49,287	Monster Beverage Corp.*	2,824,145
169,428	PepsiCo, Inc.	18,445,626

		48,750,506

Biotechnology (2.5%):
181,123	AbbVie, Inc.	16,781,047
26,617	Alexion Pharmaceuticals, Inc.*	3,304,501
79,580	Amgen, Inc.	14,689,672
25,217	Biogen Idec, Inc.*	7,318,982
84,584	Celgene Corp.*	6,717,661
155,366	Gilead Sciences, Inc.	11,006,127
21,338	Incyte Corp.*	1,429,646
9,251	Regeneron Pharmaceuticals, Inc.*	3,191,502
30,470	Vertex Pharmaceuticals, Inc.*	5,178,681

		69,617,819

Building Products (0.3%):
17,097	A.O. Smith Corp.	1,011,288
11,004	Allegion plc^	851,269
18,000	Fortune Brands Home & Security, Inc.^	966,420
110,797	Johnson Controls International plc^	3,706,159
37,252	Masco Corp.	1,393,970

		7,929,106

Capital Markets (3.0%):
6,443	Affiliated Managers Group, Inc.	957,881
17,254	Ameriprise Financial, Inc.	2,413,490
120,883	Bank of New York Mellon Corp. (The)	6,519,220
14,737	BlackRock, Inc., Class A+	7,354,352
13,500	CBOE Holdings, Inc.	1,404,945
143,549	Charles Schwab Corp. (The)	7,335,354
40,711	CME Group, Inc.	6,673,347
31,339	E*TRADE Financial Corp.*	1,916,693
38,474	Franklin Resources, Inc.^	1,233,092
42,016	Goldman Sachs Group, Inc. (The)	9,267,468
69,391	Intercontinental Exchange, Inc.	5,103,708
49,898	Invesco, Ltd.	1,325,291
36,165	Jefferies Financial Group, Inc.	822,392
20,043	Moody’s Corp.	3,418,534
162,692	Morgan Stanley	7,711,601
10,496	MSCI, Inc., Class A	1,736,353
13,979	NASDAQ OMX Group, Inc. (The)	1,275,863
25,050	Northern Trust Corp.	2,577,395
15,228	Raymond James Financial, Inc.^	1,360,622
29,931	S&P Global, Inc.	6,102,632

Continued

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
43,907	State Street Corp.	$4,087,303
29,059	T. Rowe Price Group, Inc.^	3,373,459

		83,970,995

Chemicals (1.9%):
26,274	Air Products & Chemicals, Inc.	4,091,650
13,054	Albemarle Corp.^	1,231,384
28,462	CF Industries Holdings, Inc.^	1,263,713
277,237	DowDuPont, Inc.	18,275,462
16,913	Eastman Chemical Co.	1,690,623
31,117	Ecolab, Inc.^	4,366,649
15,852	FMC Corp.^	1,414,157
9,234	International Flavor & Fragrances, Inc.^	1,144,647
38,641	Lyondellbasell Industries NV	4,244,714
41,268	Mosaic Co. (The)	1,157,567
29,781	PPG Industries, Inc.^	3,089,183
34,407	Praxair, Inc.	5,441,467
9,880	Sherwin Williams Co.	4,026,792

		51,438,008

Commercial Services & Supplies (0.3%):
10,456	Cintas Corp.	1,935,092
24,135	Copart, Inc.*	1,365,076
26,730	Republic Services, Inc., Class A	1,827,263
9,804	Stericycle, Inc.*^	640,103
47,824	Waste Management, Inc.	3,890,004

		9,657,538

Communications Equipment (1.1%):
563,115	Cisco Systems, Inc.	24,230,839
7,264	F5 Networks, Inc.*	1,252,677
14,128	Harris Corp.	2,042,061
40,631	Juniper Networks, Inc.^	1,114,102
19,141	Motorola Solutions, Inc.	2,227,438

		30,867,117

Construction & Engineering (0.1%):
17,301	Fluor Corp.	843,943
13,969	Jacobs Engineering Group, Inc.	886,891
18,789	Quanta Services, Inc.*	627,553

		2,358,387

Construction Materials (0.1%):
7,637	Martin Marietta Materials, Inc.^	1,705,571
16,006	Vulcan Materials Co.^	2,065,735

		3,771,306

Consumer Finance (0.7%):
85,464	American Express Co.	8,375,471
58,181	Capital One Financial Corp.	5,346,834
41,802	Discover Financial Services^	2,943,279
84,170	Synchrony Financial	2,809,595

		19,475,179

Containers & Packaging (0.3%):
10,347	Avery Dennison Corp.	1,056,429
41,285	Ball Corp.^	1,467,682

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
49,753	International Paper Co.	$2,591,135
11,087	Packaging Corp. of America	1,239,416
20,055	Sealed Air Corp.^	851,335
31,028	WestRock Co.	1,769,217

		8,975,214

Distributors (0.1%):
17,304	Genuine Parts Co.^	1,588,334
36,212	LKQ Corp.*	1,155,163

		2,743,497

Diversified Consumer Services (0.0%):
25,663	H&R Block, Inc.	584,603

Diversified Financial Services (1.5%):
229,840	Berkshire Hathaway, Inc., Class B*	42,899,636

Diversified Telecommunication Services (2.0%):
865,754	AT&T, Inc.	27,799,361
117,919	CenturyLink, Inc.^	2,198,010
493,723	Verizon Communications, Inc.	24,839,204

		54,836,575

Electric Utilities (1.7%):
28,108	Alliant Energy Corp.^	1,189,531
59,001	American Electric Power Co., Inc.	4,085,819
83,613	Duke Energy Corp.	6,612,116
38,772	Edison International	2,453,104
21,985	Entergy Corp.^	1,776,168
31,945	Evergy, Inc.	1,793,712
37,622	Eversource Energy^	2,205,025
114,998	Exelon Corp.	4,898,915
54,163	FirstEnergy Corp.^	1,944,993
56,244	NextEra Energy, Inc.	9,394,436
61,125	PG&E Corp.	2,601,480
13,051	Pinnacle West Capital Corp.	1,051,389
84,148	PPL Corp.^	2,402,425
120,786	Southern Co. (The)^	5,593,600
61,155	Xcel Energy, Inc.	2,793,560

		50,796,273

Electrical Equipment (0.5%):
27,285	AMETEK, Inc.	1,968,886
51,895	Eaton Corp. plc	3,878,632
75,610	Emerson Electric Co.	5,227,676
15,062	Rockwell Automation, Inc.	2,503,756

		13,578,950

Electronic Equipment, Instruments & Components (0.4%):
35,882	Amphenol Corp., Class A	3,127,116
101,529	Corning, Inc.^	2,793,063
16,858	FLIR Systems, Inc.	876,110
4,515	IPG Photonics Corp.*^	996,144
42,000	TE Connectivity, Ltd.	3,782,521

		11,574,954

Continued

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.8%):
49,778	Baker Hughes^	$1,644,167
104,557	Halliburton Co.	4,711,338
13,228	Helmerich & Payne, Inc.^	843,417
45,927	National-Oilwell Varco, Inc.^	1,993,232
165,224	Schlumberger, Ltd.	11,074,966
51,619	Technipfmc plc	1,638,387

		21,905,507

Equity Real Estate Investment Trusts (2.7%):
12,534	Alexandria Real Estate Equities, Inc.	1,581,415
52,810	American Tower Corp.	7,613,617
19,027	Apartment Investment & Management Co., Class A	804,842
16,681	AvalonBay Communities, Inc.	2,867,297
18,609	Boston Properties, Inc.	2,333,941
49,606	Crown Castle International Corp.	5,348,518
24,477	Digital Realty Trust, Inc.	2,731,144
41,967	Duke Realty Corp.	1,218,302
9,508	Equinix, Inc.	4,087,394
44,437	Equity Residential Property Trust	2,830,193
7,811	Essex Property Trust, Inc.	1,867,376
14,897	Extra Space Storage, Inc.^	1,486,870
8,540	Federal Realty Investment Trust^	1,080,737
74,208	Ggp US	1,516,069
55,297	HCP, Inc.	1,427,769
89,338	Host Hotels & Resorts, Inc.	1,882,352
32,871	Iron Mountain, Inc.^	1,150,814
50,061	Kimco Realty Corp.	850,536
13,334	Macerich Co. (The)^	757,771
13,481	Mid-America Apartment Communities, Inc.	1,357,132
63,825	ProLogis, Inc.	4,192,664
17,929	Public Storage, Inc.^	4,067,373
34,369	Realty Income Corp.^	1,848,709
18,027	Regency Centers Corp.	1,119,116
13,641	SBA Communications Corp.*	2,252,402
37,063	Simon Property Group, Inc.^	6,307,751
10,443	SL Green Realty Corp.^	1,049,835
31,537	UDR, Inc.	1,183,899
42,237	Ventas, Inc.	2,405,397
21,052	Vornado Realty Trust	1,556,164
44,736	Welltower, Inc.^	2,804,500
90,549	Weyerhaeuser Co.	3,301,417

		76,883,316

Food & Staples Retailing (1.7%):
52,352	Costco Wholesale Corp.	10,940,521
121,398	CVS Health Corp.	7,811,961
97,431	Kroger Co. (The)^	2,771,912
57,376	Sysco Corp.	3,918,207
101,835	Walgreens Boots Alliance, Inc.	6,111,628
172,730	Wal-Mart Stores, Inc.	14,794,324

		46,348,553

Food Products (1.1%):
66,884	Archer-Daniels-Midland Co.	3,065,294
22,338	Campbell Soup Co.^	905,583

Shares		Fair Value
Common Stocks, continued
Food Products, continued
46,678	ConAgra Foods, Inc.^	$1,667,805
70,917	General Mills, Inc.^	3,138,786
16,658	Hershey Co. (The)^	1,550,193
31,616	Hormel Foods Corp.^	1,176,431
13,421	JM Smucker Co. (The)^	1,442,489
30,217	Kellogg Co.^	2,111,262
71,429	Kraft Heinz Co. (The)^	4,487,170
14,749	McCormick & Co.^	1,712,211
175,554	Mondelez International, Inc., Class A	7,197,714
35,575	Tyson Foods, Inc., Class A	2,449,339

		30,904,277

Health Care Equipment & Supplies (3.1%):
209,481	Abbott Laboratories	12,776,246
5,085	ABIOMED, Inc.*	2,080,019
8,549	Align Technology, Inc.*	2,924,955
58,462	Baxter International, Inc.	4,316,834
31,962	Becton, Dickinson & Co.^	7,656,817
165,122	Boston Scientific Corp.*	5,399,489
5,965	Cooper Cos., Inc. (The)^	1,404,459
73,556	Danaher Corp.	7,258,506
27,103	Dentsply Sirona, Inc.	1,186,298
25,223	Edwards Lifesciences Corp.*	3,671,712
32,534	Hologic, Inc.*	1,293,227
10,288	IDEXX Laboratories, Inc.*	2,242,167
13,542	Intuitive Surgical, Inc.*	6,479,576
161,826	Medtronic plc	13,853,924
16,837	ResMed, Inc.	1,743,976
38,453	Stryker Corp.	6,493,174
10,762	Varian Medical Systems, Inc.*^	1,223,855
24,366	Zimmer Holdings, Inc.	2,715,347

		84,720,581

Health Care Providers & Services (2.9%):
39,134	Aetna, Inc.	7,181,088
19,165	AmerisourceBergen Corp.	1,634,200
30,493	Anthem, Inc.	7,258,248
37,473	Cardinal Health, Inc.	1,829,807
24,559	Centene Corp.*	3,025,914
29,107	Cigna Corp.	4,946,735
16,615	DaVita, Inc.*	1,153,746
14,564	Envision Healthcare Corp.*^	640,962
67,180	Express Scripts Holding Co.*	5,186,968
33,406	HCA Holdings, Inc.	3,427,456
18,129	Henry Schein, Inc.*^	1,316,891
16,475	Humana, Inc.	4,903,454
12,335	Laboratory Corp. of America Holdings*	2,214,503
24,312	McKesson Corp.	3,243,221
16,426	Quest Diagnostics, Inc.	1,805,874
114,716	UnitedHealth Group, Inc.	28,144,422
10,224	Universal Health Services, Inc., Class B	1,139,363

		79,052,852

Continued

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.1%):
37,601	Cerner Corp.*	$2,248,164

Hotels, Restaurants & Leisure (1.6%):
48,751	Carnival Corp., Class A	2,793,920
2,895	Chipotle Mexican Grill, Inc.*^	1,248,816
14,468	Darden Restaurants, Inc.	1,548,944
33,461	Hilton Worldwide Holdings, Inc.	2,648,773
35,404	Marriott International, Inc., Class A	4,482,146
93,930	McDonald’s Corp.	14,717,891
60,377	MGM Resorts International	1,752,744
24,418	Norwegian Cruise Line Holdings, Ltd.*	1,153,751
20,441	Royal Caribbean Cruises, Ltd.	2,117,688
165,583	Starbucks Corp.	8,088,730
10,195	Wynn Resorts, Ltd.	1,706,031
38,548	Yum! Brands, Inc.	3,015,225

		45,274,659

Household Durables (0.4%):
41,310	D.R. Horton, Inc.	1,693,710
13,660	Garmin, Ltd.	833,260
16,232	Leggett & Platt, Inc.^	724,596
32,687	Lennar Corp., Class A	1,716,068
7,670	Mohawk Industries, Inc.*	1,643,451
57,628	Newell Rubbermaid, Inc.^	1,486,226
30,978	PulteGroup, Inc.^	890,618
7,831	Whirlpool Corp.	1,145,127

		10,133,056

Household Products (1.4%):
29,294	Church & Dwight Co., Inc.^	1,557,269
15,678	Clorox Co. (The)^	2,120,450
104,277	Colgate-Palmolive Co.	6,758,192
41,989	Kimberly-Clark Corp.^	4,423,121
300,225	Procter & Gamble Co. (The)	23,435,564

		38,294,596

Independent Power & Renewable Electricity Producers (0.1%):
76,268	AES Corp. (The)^	1,022,754
35,386	NRG Energy, Inc.	1,086,350

		2,109,104

Industrial Conglomerates (1.6%):
70,958	3M Co., Class C	13,958,858
1,037,702	General Electric Co.	14,123,124
89,299	Honeywell International, Inc.	12,863,521
12,456	Roper Industries, Inc.	3,436,735

		44,382,238

Insurance (2.4%):
92,940	Aflac, Inc.	3,998,279
41,759	Allstate Corp. (The)	3,811,344
107,304	American International Group, Inc.	5,689,257
29,014	Aon plc	3,979,850
21,398	Arthur J. Gallagher & Co.	1,396,861
6,075	Assurant, Inc.^	628,702
11,799	Brighthouse Financial, Inc.*	472,786
55,828	Chubb, Ltd.	7,091,272

Shares		Fair Value
Common Stocks, continued
Insurance, continued
17,481	Cincinnati Financial Corp.	$1,168,780
4,815	Everest Re Group, Ltd.	1,109,761
42,459	Hartford Financial Services Group, Inc. (The)	2,170,929
25,903	Lincoln National Corp.	1,612,462
31,514	Loews Corp.^	1,521,496
60,914	Marsh & McLennan Cos., Inc.^	4,993,121
122,096	MetLife, Inc.	5,323,386
31,784	Principal Financial Group, Inc.	1,682,963
69,642	Progressive Corp. (The)	4,119,324
50,285	Prudential Financial, Inc.	4,702,150
12,376	Torchmark Corp.	1,007,530
32,431	Travelers Cos., Inc. (The)	3,967,609
26,140	UnumProvident Corp.	966,919
15,741	Willis Towers Watson plc	2,386,336
31,273	XL Group, Ltd.	1,749,724

		65,550,841

Internet & Direct Marketing Retail (4.2%):
48,118	Amazon.com, Inc.*	81,790,977
5,746	Booking Holdings, Inc.*	11,647,659
14,615	Expedia, Inc.^	1,756,577
51,947	Netflix, Inc.*	20,333,614
13,140	TripAdvisor, Inc.*^	732,029

		116,260,856

Internet Software & Services (5.3%):
20,050	Akamai Technologies, Inc.*	1,468,262
35,691	Alphabet, Inc., Class A*	40,301,920
36,238	Alphabet, Inc., Class C*	40,428,924
110,957	eBay, Inc.*	4,023,301
286,556	Facebook, Inc., Class A*	55,683,561
78,267	Twitter, Inc.*	3,417,920
11,618	VeriSign, Inc.*	1,596,546

		146,920,434

IT Services (4.5%):
76,809	Accenture plc, Class C^	12,565,184
5,663	Alliance Data Systems Corp.	1,320,612
52,686	Automatic Data Processing, Inc.	7,067,300
14,056	Broadridge Financial Solutions, Inc.	1,617,846
70,104	Cognizant Technology Solutions Corp., Class A^	5,537,515
33,651	DXC Technology Co.	2,712,607
39,827	Fidelity National Information Services, Inc.	4,222,857
48,748	Fiserv, Inc.*	3,611,739
10,721	FleetCor Technologies, Inc.*	2,258,379
10,703	Gartner, Inc.*^	1,422,429
19,308	Global Payments, Inc.	2,152,649
102,042	International Business Machines Corp.	14,255,267
109,580	MasterCard, Inc., Class A	21,534,662
38,077	Paychex, Inc.	2,602,563
133,654	PayPal Holdings, Inc.*	11,129,369
19,575	Total System Services, Inc.	1,654,479
213,572	Visa, Inc., Class A	28,287,610
53,829	Western Union Co.^	1,094,344

		125,047,411

Continued

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.1%):
13,266	Hasbro, Inc.^	$1,224,584
39,733	Mattel, Inc.^	652,416

		1,877,000

Life Sciences Tools & Services (0.9%):
38,434	Agilent Technologies, Inc.	2,376,759
17,572	Illumina, Inc.*	4,907,683
19,336	IQVIA Holdings, Inc.*	1,930,120
3,022	Mettler-Toledo International, Inc.*	1,748,620
12,733	PerkinElmer, Inc.	932,438
48,121	Thermo Fisher Scientific, Inc.	9,967,783
9,393	Waters Corp.*^	1,818,391

		23,681,794

Machinery (1.5%):
71,464	Caterpillar, Inc.	9,695,520
18,335	Cummins, Inc.	2,438,555
38,774	Deere & Co.	5,420,605
18,223	Dover Corp.^	1,333,924
15,004	Flowserve Corp.^	606,162
36,341	Fortive Corp.	2,802,255
36,277	Illinois Tool Works, Inc.	5,025,816
29,862	Ingersoll-Rand plc	2,679,517
42,142	PACCAR, Inc.	2,611,118
15,821	Parker Hannifin Corp.	2,465,703
19,129	Pentair plc	804,948
6,691	Snap-On, Inc.^	1,075,378
18,601	Stanley Black & Decker, Inc.	2,470,399
21,174	Xylem, Inc.^	1,426,704

		40,856,604

Media (2.2%):
40,959	CBS Corp., Class B	2,302,715
22,141	Charter Communications, Inc., Class A*^	6,491,963
548,385	Comcast Corp., Class A	17,992,512
20,443	Discovery Communications, Inc., Class A*^	562,183
39,304	Discovery Communications, Inc., Class C*	1,002,252
28,039	DISH Network Corp., Class A*	942,391
45,070	Interpublic Group of Cos., Inc. (The)^	1,056,441
46,709	News Corp., Class A^	723,990
15,698	News Corp., Class B	248,813
27,268	Omnicom Group, Inc.^	2,079,730
126,126	Twenty-First Century Fox, Inc.	6,267,201
52,179	Twenty-First Century Fox, Inc., Class B	2,570,859
41,429	Viacom, Inc., Class B	1,249,499
177,768	Walt Disney Co. (The)	18,631,863

		62,122,412

Metals & Mining (0.3%):
161,000	Freeport-McMoRan Copper & Gold, Inc.	2,778,860
63,517	Newmont Mining Corp.	2,395,226
37,844	Nucor Corp.	2,365,250

		7,539,336

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.5%):
30,411	Dollar General Corp.	$2,998,525
28,464	Dollar Tree, Inc.*	2,419,440
20,404	Kohl’s Corp.^	1,487,452
37,282	Macy’s, Inc.^	1,395,465
14,300	Nordstrom, Inc.^	740,454
64,062	Target Corp.^	4,876,399

		13,917,735

Multi-Utilities (1.0%):
29,552	Ameren Corp.	1,798,239
50,567	CenterPoint Energy, Inc.	1,401,212
34,732	CMS Energy Corp.	1,642,129
37,447	Consolidated Edison, Inc.	2,920,117
78,021	Dominion Energy, Inc.^	5,319,473
22,108	DTE Energy Co.^	2,291,052
39,248	NiSource, Inc.^	1,031,437
60,398	Public Service Enterprise Group, Inc.	3,269,948
17,527	SCANA Corp.	675,140
31,631	Sempra Energy	3,672,675
37,522	WEC Energy Group, Inc.^	2,425,797

		26,447,219

Oil, Gas & Consumable Fuels (5.5%):
61,496	Anadarko Petroleum Corp.	4,504,582
16,809	Andeavor	2,205,005
46,215	Apache Corp.^	2,160,551
54,294	Cabot Oil & Gas Corp.^	1,292,197
228,267	Chevron Corp.	28,859,798
11,164	Cimarex Energy Co.^	1,135,825
17,738	Concho Resources, Inc.*^	2,454,052
139,591	ConocoPhillips Co.	9,718,325
63,141	Devon Energy Corp.	2,775,678
69,004	EOG Resources, Inc.^	8,586,168
30,119	EQT Corp.	1,661,966
505,675	Exxon Mobil Corp.	41,834,494
31,582	Hess Corp.^	2,112,520
21,015	HollyFrontier Corp.^	1,438,056
224,587	Kinder Morgan, Inc.	3,968,452
102,808	Marathon Oil Corp.	2,144,575
55,176	Marathon Petroleum Corp.	3,871,148
24,489	Newfield Exploration Co.*	740,792
57,948	Noble Energy, Inc.^	2,044,405
91,320	Occidental Petroleum Corp.	7,641,658
49,251	ONEOK, Inc.^	3,439,197
50,120	Phillips 66	5,628,977
20,353	Pioneer Natural Resources Co.	3,851,602
51,459	Valero Energy Corp.	5,703,201
99,414	Williams Cos., Inc. (The)	2,695,114

		152,468,338

Personal Products (0.2%):
58,159	Coty, Inc., Class A^	820,042
26,830	Estee Lauder Co., Inc. (The), Class A	3,828,373

		4,648,415

Continued

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (4.2%):
40,534	Allergan plc	$6,757,828
195,300	Bristol-Myers Squibb Co.	10,807,902
114,241	Eli Lilly & Co.	9,748,185
320,377	Johnson & Johnson Co.	38,874,545
321,408	Merck & Co., Inc.	19,509,466
61,957	Mylan NV*	2,239,126
18,750	Nektar Therapeutics*^	915,563
15,399	Perrigo Co. plc^	1,122,741
699,756	Pfizer, Inc.	25,387,148
57,463	Zoetis, Inc.	4,895,273

		120,257,777

Professional Services (0.3%):
14,157	Equifax, Inc.	1,771,182
42,926	IHS Markit, Ltd.*	2,214,553
39,420	Nielsen Holdings plc^	1,219,261
14,573	Robert Half International, Inc.^	948,702
18,308	Verisk Analytics, Inc.*^	1,970,673

		8,124,371

Real Estate Management & Development (0.1%):
35,711	CBRE Group, Inc., Class A*^	1,704,843

Road & Rail (1.0%):
104,568	CSX Corp.	6,669,347
10,407	J.B. Hunt Transport Services, Inc.^	1,264,971
12,161	Kansas City Southern^	1,288,580
33,834	Norfolk Southern Corp.	5,104,536
92,759	Union Pacific Corp.^	13,142,094

		27,469,528

Semiconductors & Semiconductor Equipment (4.0%):
96,795	Advanced Micro Devices, Inc.*^	1,450,957
44,600	Analog Devices, Inc.^	4,278,032
120,835	Applied Materials, Inc.	5,581,369
47,971	Broadcom, Inc.	11,639,683
556,844	Intel Corp.	27,680,715
18,491	KLA-Tencor Corp.	1,895,882
19,659	Lam Research Corp.^	3,398,058
27,892	Microchip Technology, Inc.^	2,536,777
138,615	Micron Technology, Inc.*^	7,268,971
72,540	NVIDIA Corp.	17,184,726
14,891	Qorvo, Inc.*^	1,193,811
177,222	QUALCOMM, Inc.	9,945,699
21,764	Skyworks Solutions, Inc.	2,103,491
117,099	Texas Instruments, Inc.	12,910,165
29,965	Xilinx, Inc.	1,955,516

		111,023,852

Software (6.0%):
91,102	Activision Blizzard, Inc.	6,952,905
58,864	Adobe Systems, Inc.*	14,351,631
9,898	ANSYS, Inc.*	1,724,034
26,240	Autodesk, Inc.*	3,439,802
36,939	CA, Inc.	1,316,875
34,285	Cadence Design Systems, Inc.*	1,484,883

Shares		Fair Value
Common Stocks, continued
Software, continued
15,209	Citrix Systems, Inc.*	$1,594,512
36,711	Electronic Arts, Inc.*	5,176,985
29,160	Intuit, Inc.	5,957,534
917,896	Microsoft Corp.	90,513,724
356,196	Oracle Corp.	15,693,995
21,294	Red Hat, Inc.*	2,861,275
84,408	Salesforce.com, Inc.*	11,513,251
73,387	Symantec Corp.	1,515,442
17,511	Synopsys, Inc.*	1,498,416
13,908	Take-Two Interactive Software, Inc.*	1,646,151

		167,241,415

Specialty Retail (2.3%):
8,721	Advance Auto Parts, Inc.^	1,183,440
3,183	AutoZone, Inc.*^	2,135,570
29,351	Best Buy Co., Inc.^	2,188,998
21,357	CarMax, Inc.*^	1,556,285
14,050	Foot Locker, Inc.	739,733
26,529	Gap, Inc. (The)^	859,274
137,650	Home Depot, Inc. (The)	26,855,515
28,797	L Brands, Inc.^	1,062,033
98,371	Lowe’s Cos., Inc.	9,401,316
9,860	O’Reilly Automotive, Inc.*	2,697,400
45,030	Ross Stores, Inc.	3,816,293
11,999	Tiffany & Co.	1,579,068
75,091	TJX Cos., Inc. (The)	7,147,161
14,679	Tractor Supply Co.^	1,122,797
6,831	Ulta Salon, Cosmetics & Fragrance, Inc.*^	1,594,765

		63,939,648

Technology Hardware, Storage & Peripherals (4.5%):
587,325	Apple, Inc.	108,719,730
184,804	Hewlett Packard Enterprise Co.	2,699,986
196,111	HP, Inc.	4,449,759
31,783	NetApp, Inc.	2,495,919
34,340	Seagate Technology plc^	1,939,180
35,792	Western Digital Corp.^	2,770,659
24,799	Xerox Corp.	595,176

		123,670,409

Textiles, Apparel & Luxury Goods (0.8%):
41,651	Hanesbrands, Inc.^	917,155
17,912	Michael Kors Holdings, Ltd.*	1,192,939
152,917	Nike, Inc., Class C	12,184,426
9,087	PVH Corp.	1,360,506
6,506	Ralph Lauren Corp.^	817,934
34,843	Tapestry, Inc.	1,627,517
22,376	Under Armour, Inc., Class A*^	503,012
22,308	Under Armour, Inc., Class C*^	470,253
39,023	VF Corp.	3,181,155

		22,254,897

Continued

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco (1.0%):
226,090	Altria Group, Inc.	$12,839,651
185,744	Philip Morris International, Inc.	14,996,971

		27,836,622

Trading Companies & Distributors (0.2%):
33,823	Fastenal Co.^	1,627,901
9,953	United Rentals, Inc.*	1,469,262
6,077	W.W. Grainger, Inc.^	1,874,147

		4,971,310

Water Utilities (0.1%):
21,050	American Water Works Co., Inc.	1,797,249

Total Common Stocks (Cost $1,636,906,410)		2,750,832,597

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.2%):
$254,743,784	AZL S&P 500 Index Fund Securities Lending Collateral Account(a)	$254,743,784

Total Securities Held as Collateral for Securities on Loan (Cost $254,743,784)		254,743,784

Unaffiliated Investment Company (0.8%):
20,819,795	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(b)	20,819,795

Total Unaffiliated Investment Company (Cost $20,819,795)		20,819,795

Total Investment Securities (Cost $1,912,469,989) — 109.1%(c)		3,026,396,176
Net other assets (liabilities) — (9.1)%		(252,781,415)

Net Assets — 100.0%		$2,773,614,761

Percentages indicated are based on net assets as of June 30, 2018.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $249,310,370.

+	Affiliated Securities

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(b)	The rate represents the effective yield at June 30, 2018.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $1,013,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/21/18	183	$24,902,640	$(452,717)

				$(452,717)

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,909,071,196

Investments in affiliates, at cost	3,398,793

Total Investment securities, at cost	$1,912,469,989

Investments in non-affiliates, at value*	$3,019,041,824
Investments in affiliates, at value	7,354,352

Total Investment securities, at value	3,026,396,176
Cash	15,474
Segregated cash for collateral	1,013,000
Interest and dividends receivable	2,379,401
Receivable for capital shares issued	46,842
Receivable for investments sold	2,907,988
Receivable for variation margin on futures contracts	27,208
Reclaims receivable	1,518
Prepaid expenses	14,474

Total Assets	3,032,802,081

Liabilities:
Payable for investments purchased	1,365,196
Payable for capital shares redeemed	1,035,241
Payable for collateral received on loaned securities	254,743,784
Payable for variation margin on futures contracts	955
Manager fees payable	394,481
Administration fees payable	65,162
Distribution fees payable	565,028
Custodian fees payable	26,809
Administrative and compliance services fees payable	16,126
Transfer agent fees payable	4,818
Trustee fees payable	73,427
Other accrued liabilities	896,293

Total Liabilities	259,187,320

Net Assets	$2,773,614,761

Net Assets Consist of:
Capital	$1,498,040,593
Accumulated net investment income/(loss)	63,253,806
Accumulated net realized gains/(losses) from investment transactions	98,846,879
Net unrealized appreciation/(depreciation) on investments	1,113,473,483

Net Assets	$2,773,614,761

Class 1
Net Assets	$72,282,045
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,338,506
Net Asset Value (offering and redemption price per share)	$16.66

Class 2
Net Assets	$2,701,332,716
Shares of beneficial interest (unlimited number of shares authorized, no par value)	163,578,178
Net Asset Value (offering and redemption price per share)	$16.51

*	Includes securities on loan of $249,310,370.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$26,882,596
Dividends from affiliates	84,767
Interest	6,488
Income from securities lending	221,001
Foreign tax reclaims received	89

Total Investment Income	27,194,941

Expenses:
Manager fees	2,387,637
Administration fees	355,720
Distribution fees — Class 2	3,419,022
Custodian fees	35,740
Administrative and compliance services fees	20,786
Transfer agent fees	6,469
Trustee fees	67,682
Professional fees	69,170
Shareholder reports	24,501
Other expenses	301,230

Total expenses	6,687,957

Net Investment Income/(Loss)	20,506,984

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	31,846,284
Net realized gains/(losses) on affiliated transactions	108,883
Net realized gains/(losses) on futures contracts	3,700,477
Change in net unrealized appreciation/depreciation on investments	14,541,419
Change in net unrealized appreciation/depreciation on affiliated transactions	(311,547)
Change in net unrealized appreciation/depreciation on futures contracts	(598,259)

Net Realized/Unrealized Gains/(Losses) on Investments	49,287,257

Change in Net Assets Resulting From Operations	$69,794,241

See accompanying notes to the financial statements.

9

AZL S&P 500 Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$20,506,984	$43,514,476
Net realized gains/(losses) on investment transactions	35,655,644	92,090,661
Change in unrealized appreciation/depreciation on investments	13,631,613	396,228,000

Change in net assets resulting from operations	69,794,241	531,833,137

Distributions to Shareholders:
From net investment income:
Class 1	—	(777,776)
Class 2	—	(24,758,127)
From net realized gains:
Class 1	—	(3,320,977)
Class 2	—	(121,259,871)

Change in net assets resulting from distributions to shareholders	—	(150,116,751)

Capital Transactions:
Class 1
Proceeds from shares issued	3,411	291,055
Proceeds from dividends reinvested	—	4,098,753
Value of shares redeemed	(5,679,793)	(11,407,094)

Total Class 1 Shares	(5,676,382)	(7,017,286)

Class 2
Proceeds from shares issued	17,526,219	39,504,184
Proceeds from dividends reinvested	—	146,017,998
Value of shares redeemed	(172,423,531)	(330,649,414)

Total Class 2 Shares	(154,897,312)	(145,127,232)

Change in net assets resulting from capital transactions	(160,573,694)	(152,144,518)

Change in net assets	(90,779,453)	229,571,868
Net Assets:
Beginning of period	2,864,394,214	2,634,822,346

End of period	$2,773,614,761	$2,864,394,214

Accumulated net investment income/(loss)	$63,253,806	$42,746,822

Share Transactions:
Class 1
Shares issued	214	18,260
Dividends reinvested	—	271,441
Shares redeemed	(342,078)	(740,720)

Total Class 1 Shares	(341,864)	(451,019)

Class 2
Shares issued	1,083,753	2,654,250
Dividends reinvested	—	9,734,533
Shares redeemed	(10,420,685)	(21,667,977)

Total Class 2 Shares	(9,336,932)	(9,279,194)

Change in shares	(9,678,796)	(9,730,213)

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$16.25		$14.15	$14.31	$14.50	$12.96	$9.95

Investment Activities:
Net Investment Income/(Loss)	0.14	(a)	0.28 (a)	0.28 (a)	0.27 (a)	0.24 (a)	0.21 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.27		2.71	1.30	(0.12)	1.49	2.96

Total from Investment Activities	0.41		2.99	1.58	0.15	1.73	3.17

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.31)	(0.34)	(0.19)	(0.16)
Net Realized Gains	—		(0.72)	(1.43)	—	—	—

Total Dividends	—		(0.89)	(1.74)	(0.34)	(0.19)	(0.16)

Net Asset Value, End of Period	$16.66		$16.25	$14.15	$14.31	$14.50	$12.96

Total Return(b)	2.52	%(c)	21.60%	11.79%	1.16%	13.41%	32.02%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$72,282		$76,049	$72,604	$20,022	$21,304	$19,334
Net Investment Income/(Loss)(d)	1.70%		1.83%	1.98%	1.86%	1.76%	1.81%
Expenses Before Reductions(d)(e)	0.23%		0.23%	0.24%	0.24%	0.24%	0.24%
Expenses Net of Reductions(d)	0.23%		0.23%	0.24%	0.24%	0.24%	0.24%
Portfolio Turnover Rate(f)	2%		2%	23%	8%	3%	4%
Class 2
Net Asset Value, Beginning of Period	$16.13		$14.06	$14.23	$14.40	$12.88	$9.90

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.24 (a)	0.24 (a)	0.23 (a)	0.20 (a)	0.18 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	0.26		2.70	1.29	(0.11)	1.48	2.94

Total from Investment Activities	0.38		2.94	1.53	0.12	1.68	3.12

Dividends to Shareholders From:
Net Investment Income	—		(0.15)	(0.27)	(0.29)	(0.16)	(0.14)
Net Realized Gains	—		(0.72)	(1.43)	—	—	—

Total Dividends	—		(0.87)	(1.70)	(0.29)	(0.16)	(0.14)

Net Asset Value, End of Period	$16.51		$16.13	$14.06	$14.23	$14.40	$12.88

Total Return(b)	2.36	%(c)	21.36%	11.45%	0.95%	13.12%	31.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,701,333		$2,788,345	$2,562,218	$1,223,566	$1,743,919	$1,547,689
Net Investment Income/(Loss)(d)	1.45%		1.58%	1.75%	1.58%	1.51%	1.56%
Expenses Before Reductions(d)(e)	0.48%		0.48%	0.49%	0.49%	0.49%	0.49%
Expenses Net of Reductions(d)	0.48%		0.48%	0.49%	0.49%	0.49%	0.49%
Portfolio Turnover Rate(f)	2%		2%	23%	8%	3%	4%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services - Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $210 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $22,023 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $254,743,784 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $37.3 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$452,717

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$3,700,477	$(598,259)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

At June 30, 2018, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 6/30/2018	Shares as of 6/30/2018	Dividend Income
BlackRock Inc., Class A	$7,816,098	$83,400	$(342,482)	$108,883	$(311,547)	$7,354,352	14,737	$84,767

	$7,816,098	$83,400	$(342,482)	$108,883	$(311,547)	$7,354,352	14,737	$84,767

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $12,870 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Other^	Total

Common Stocks+	$2,750,832,597	$—	$2,750,832,597
Securities Held as Collateral for Securities on Loan	—	254,743,784	254,743,784
Unaffiliated Investment Company	20,819,795	—	20,819,795

Total Investment Securities	2,771,652,392	254,743,784	3,026,396,176

Other Financial Instruments:*
Futures Contracts	(452,717)	—	(452,717)

Total Investments	$2,771,199,675	$254,743,784	$3,025,943,459

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$58,842,179	$161,586,348

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $1,938,120,703. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,117,000,323
Unrealized (depreciation)	(28,724,850)

Net unrealized appreciation/(depreciation)	$1,088,275,473

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL S&P 500 Index Fund	$31,392,251	$118,724,500	$150,116,751

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL S&P 500 Index Fund	$46,679,074	$85,335,317	$—	$1,073,765,536	$1,205,779,927

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 65% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

16

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

18

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,093.30	$1.71	0.33%
AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,091.40	$3.01	0.58%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,023.17	$1.66	0.33%
AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,021.93	$2.91	0.58%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Industrials	18.2%
Financials	17.3
Information Technology	15.1
Consumer Discretionary	14.5
Health Care	12.0
Real Estate	5.7
Materials	5.1
Energy	4.2
Consumer Staples	3.1
Utilities	2.2
Telecommunication Services	1.1

Total Common Stocks	98.5
Right	— ^
Securities Held as Collateral for Securities on Loan	27.4
Money Market	0.3

Total Investment Securities	126.2
Net other assets (liabilities)	(26.2)

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Aerospace & Defense (2.1%):
35,946	AAR Corp.^	$1,671,130
84,237	Aerojet Rocketdyne Holdings, Inc.*^	2,484,149
23,837	AeroVironment, Inc.*^	1,702,677
64,025	Axon Enterprise, Inc.*^	4,045,099
27,849	Cubic Corp.^	1,787,906
19,906	Engility Holdings, Inc.*^	609,920
53,506	Mercury Computer Systems, Inc.*^	2,036,438
36,131	Moog, Inc., Class A	2,816,773
5,486	National Presto Industries, Inc.^	680,264
55,303	Triumph Group, Inc.^	1,083,939

		18,918,295

Air Freight & Logistics (0.7%):
28,551	Atlas Air Worldwide Holdings, Inc.*^	2,047,107
29,432	Echo Global Logistics, Inc.*^	860,886
32,691	Forward Air Corp.^	1,931,384
37,508	Hub Group, Inc.*^	1,867,898

		6,707,275

Airlines (0.8%):
14,001	Allegiant Travel Co.^	1,945,439
56,354	Hawaiian Holdings, Inc.^	2,025,926
57,954	SkyWest, Inc.^	3,007,813

		6,979,178

Auto Components (1.7%):
110,534	American Axle & Manufacturing Holdings, Inc.*^	1,719,909
56,622	Cooper Tire & Rubber Co.^	1,489,159
18,138	Cooper-Standard Holding, Inc.*	2,370,092
33,122	Dorman Products, Inc.*^	2,262,564
41,989	Fox Factory Holding Corp.*^	1,954,588
41,019	Gentherm, Inc.*^	1,612,047
28,054	LCI Industries^	2,529,067
21,522	Motorcar Parts of America, Inc.*^	402,677
22,405	Standard Motor Products, Inc.^	1,083,058
26,646	Superior Industries International, Inc.^	476,963

		15,900,124

Automobiles (0.1%):
32,365	Winnebago Industries, Inc.^	1,314,019

Banks (8.2%):
45,054	Ameris Bancorp^	2,403,631
47,311	Banc of California, Inc.^	924,930
36,111	Banner Corp.^	2,171,354
40,915	Berkshire Hills Bancorp, Inc.^	1,661,149
97,192	Boston Private Financial Holdings, Inc.^	1,545,353
89,804	Brookline Bancorp, Inc.^	1,670,354
33,193	Central Pacific Financial Corp.	950,979
17,021	City Holding Co.^	1,280,490
81,648	Columbia Banking System, Inc.^	3,339,403
56,917	Community Bank System, Inc.^	3,362,087
32,906	Customers Bancorp, Inc.*^	933,872
114,749	CVB Financial Corp.^	2,572,673
24,523	Fidelity Southern Corp.^	623,129
202,136	First Bancorp*	1,546,340

Shares		Fair Value
Common Stocks, continued
Banks, continued
113,740	First Commonwealth Financial Corp.	$1,764,107
109,117	First Financial Bancorp	3,344,436
75,312	First Financial Bankshares, Inc.^	3,833,382
115,483	First Midwest Bancorp, Inc.^	2,941,352
13,253	Franklin Financial Network, Inc.*	498,313
88,577	Glacier Bancorp, Inc.^	3,426,158
65,697	Great Western Bancorp, Inc.^	2,758,617
29,722	Green BanCorp, Inc.^	641,995
35,799	Hanmi Financial Corp.	1,014,902
32,280	Heritage Financial Corp.	1,124,958
143,325	Hope BanCorp, Inc.^	2,555,485
30,871	Independent Bank Corp.^	2,420,286
47,157	LegacyTexas Financial Group, Inc.^	1,840,066
30,220	National Bank Holdings Corp.^	1,166,190
48,728	NBT Bancorp, Inc.^	1,858,973
49,957	OFG Bancorp	701,896
149,949	Old National Bancorp^	2,789,051
19,654	Opus Bank^	564,070
43,586	Pacific Premier Bancorp, Inc.*^	1,662,806
38,645	S & T Bancorp, Inc.^	1,671,010
52,192	Seacoast Banking Corp.*^	1,648,223
50,411	ServisFirst Bancshares, Inc.^	2,103,651
87,658	Simmons First National Corp., Class A^	2,620,974
31,403	Southside Bancshares, Inc.^	1,057,653
13,906	Tompkins Financial Corp.	1,194,247
82,313	United Community Banks, Inc.	2,524,540
29,609	Westamerica Bancorp^	1,673,205

		76,386,290

Beverages (0.2%):
5,245	Coca-Cola Bottling Co. Consolidated	708,757
13,931	MGP Ingredients, Inc.^	1,237,212

		1,945,969

Biotechnology (2.7%):
52,682	Acorda Therapeutics, Inc.*^	1,511,973
37,905	AMAG Pharmaceuticals, Inc.*^	739,148
58,749	Cytokinetics, Inc.*^	487,617
9,326	Eagle Pharmaceuticals, Inc.*^	705,605
39,296	Emergent Biosolutions, Inc.*^	1,984,055
16,071	Enanta Pharmaceuticals, Inc.*^	1,862,629
23,729	Ligand Pharmaceuticals, Inc., Class B*^	4,915,936
114,609	Mimedx Group, Inc.*^	732,352
86,281	Momenta Pharmaceuticals, Inc.*^	1,764,446
77,800	Myriad Genetics, Inc.*^	2,907,386
83,624	Progenics Pharmaceuticals, Inc.*^	672,337
29,891	Regenxbio, Inc.*^	2,144,679
41,817	Repligen Corp.*^	1,967,072
104,311	Spectrum Pharmaceuticals, Inc.*^	2,186,359

		24,581,594

Building Products (2.2%):
44,641	AAON, Inc.^	1,484,313
15,801	American Woodmark Corp.*^	1,446,582

Continued

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
31,338	Apogee Enterprises, Inc.^	$1,509,551
35,539	Gibraltar Industries, Inc.*^	1,332,713
33,390	Griffon Corp.^	594,342
20,159	Insteel Industries, Inc.^	673,311
26,129	Patrick Industries, Inc.*^	1,485,434
55,285	PGT, Inc.*	1,152,692
39,880	Quanex Building Products Corp.^	715,846
45,904	Simpson Manufacturing Co., Inc.^	2,854,769
65,652	Trex Co., Inc.*^	4,109,158
68,551	Universal Forest Products, Inc.^	2,510,338

		19,869,049

Capital Markets (1.3%):
37,552	Donnelley Financial Solutions, Inc.*^	652,278
71,077	Financial Engines, Inc.	3,191,357
24,950	Greenhill & Co., Inc.^	708,580
18,407	INTL FCStone, Inc.*^	951,826
39,267	Investment Technology Group, Inc.^	821,466
16,140	Piper Jaffray Cos., Inc.	1,240,359
8,302	Virtus Investment Partners, Inc.^	1,062,241
92,646	Waddell & Reed Financial, Inc., Class A^	1,664,849
131,150	WisdomTree Investments, Inc.^	1,190,842

		11,483,798

Chemicals (2.9%):
32,894	A. Schulman, Inc.	1,463,783
33,947	Advansix, Inc.*	1,243,479
29,443	American Vanguard Corp.^	675,717
35,703	Balchem Corp.^	3,503,892
65,605	Flotek Industries, Inc.*^	211,904
29,273	Futurefuel Corp.	410,115
56,594	H.B. Fuller Co.^	3,037,966
10,906	Hawkins, Inc.	385,527
46,934	Ingevity Corp.*	3,795,083
21,940	Innophos Holdings, Inc.^	1,044,344
27,056	Innospec, Inc.	2,071,137
23,938	Koppers Holdings, Inc.*	918,022
35,495	Kraton Performance Polymers, Inc.*	1,637,739
24,964	LSB Industries, Inc.*^	132,309
14,778	Quaker Chemical Corp.^	2,288,669
58,087	Rayonier Advanced Materials, Inc.^	992,707
22,141	Stepan Co.	1,727,219
29,023	Tredegar Corp.^	682,041

		26,221,653

Commercial Services & Supplies (2.5%):
73,308	ABM Industries, Inc.^	2,139,127
53,270	Brady Corp., Class A	2,053,559
42,435	Essendant, Inc.^	560,991
66,028	Interface, Inc.	1,515,343
37,816	LSC Communications, Inc.^	592,199
35,900	Matthews International Corp., Class A^	2,110,920
49,815	Mobile Mini, Inc.^	2,336,323
15,521	Multi-Color Corp.^	1,003,433

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
80,910	RR Donnelley & Sons Co.^	$466,042
33,737	Team, Inc.*^	779,325
61,964	Tetra Tech, Inc.^	3,624,893
17,211	UniFirst Corp.	3,044,625
24,378	US Ecology, Inc.	1,552,879
22,720	Viad Corp.^	1,232,560

		23,012,219

Communications Equipment (1.6%):
53,873	ADTRAN, Inc.^	800,014
21,950	Applied Optoelectronics, Inc.*	985,555
11,676	Bel Fuse, Inc., Class B	244,028
39,432	CalAmp Corp.*^	923,892
26,475	Comtech Telecommunications Corp.^	844,023
30,714	Digi International, Inc.*	405,425
130,968	Extreme Networks, Inc.*^	1,042,505
127,529	Finisar Corp.*	2,295,522
92,991	Harmonic, Inc.*^	395,212
35,126	NETGEAR, Inc.*^	2,195,375
189,397	Oclaro, Inc.*	1,691,315
252,504	Viavi Solutions, Inc.*^	2,585,641

		14,408,507

Construction & Engineering (0.4%):
36,169	Aegion Corp.*^	931,352
41,270	Comfort Systems USA, Inc.	1,890,166
18,783	MYR Group, Inc.*	666,045
33,782	Orion Marine Group, Inc.*	279,039

		3,766,602

Construction Materials (0.1%):
17,511	U.S. Concrete, Inc.*^	919,328

Consumer Finance (1.6%):
27,561	Encore Capital Group, Inc.*^	1,008,733
37,761	Enova International, Inc.*^	1,380,165
58,617	EZCORP, Inc., Class A*^	706,335
51,070	Firstcash, Inc.	4,588,639
52,385	Green Dot Corp., Class A*	3,844,534
50,463	PRA Group, Inc.*^	1,945,349
6,896	World Acceptance Corp.*	765,525

		14,239,280

Containers & Packaging (0.1%):
30,585	Myers Industries, Inc.	587,232

Distributors (0.1%):
51,400	Core Markt Holdngs Co., Inc.^	1,166,780

Diversified Consumer Services (0.6%):
18,398	American Public Education, Inc.*	774,556
12,937	Capella Education Co.	1,276,882
73,114	Career Education Corp.*	1,182,253
37,821	Regis Corp.*^	625,559
12,042	Strayer Education, Inc.^	1,360,867

		5,220,117

Continued

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (1.1%):
12,355	ATN International, Inc.^	$651,973
47,237	Cincinnati Bell, Inc.*	741,621
46,566	Cogent Communications Group, Inc.	2,486,624
71,877	Consolidated Communications Holdings, Inc.^	888,400
90,693	Frontier Communications Corp.^	486,114
93,179	Iridium Communications, Inc.*^	1,500,182
240,853	Vonage Holdings Corp.*	3,104,596

		9,859,510

Electric Utilities (0.3%):
44,976	El Paso Electric Co.^	2,658,082

Electrical Equipment (0.4%):
28,731	AZZ, Inc.^	1,248,362
23,099	Encore Wire Corp.	1,096,048
9,803	Powell Industries, Inc.^	341,438
17,949	Vicor Corp.*^	781,679

		3,467,527

Electronic Equipment, Instruments & Components (4.0%):
17,465	Agilysys, Inc.*^	270,708
32,368	Anixter International, Inc.*^	2,048,894
32,242	Badger Meter, Inc.^	1,441,217
52,568	Benchmark Electronics, Inc.^	1,532,357
22,213	Control4 Corp.*^	539,998
36,831	CTS Corp.	1,325,916
42,755	Daktronics, Inc.	363,845
38,790	Electro Scientific Industries, Inc.*^	611,718
15,189	ePlus, Inc.*	1,429,285
41,065	Fabrinet*^	1,514,888
19,148	FARO Technologies, Inc.*^	1,040,694
61,286	II-VI, Inc.*^	2,662,876
39,478	Insight Enterprises, Inc.*	1,931,659
38,342	Itron, Inc.*^	2,302,436
54,846	KEMET Corp.*	1,324,531
99,885	Knowles Corp.*^	1,528,241
40,800	Methode Electronics, Inc., Class A	1,644,240
20,091	MTS Systems Corp.^	1,057,791
18,878	OSI Systems, Inc.*^	1,459,836
21,150	Park Electrochemical Corp.^	490,469
36,621	Plexus Corp.*^	2,180,414
20,447	Rogers Corp.*^	2,279,023
76,302	Sanmina Corp.*^	2,235,649
28,279	ScanSource, Inc.*	1,139,644
103,563	TTM Technologies, Inc.*^	1,825,816

		36,182,145

Energy Equipment & Services (2.2%):
143,681	Archrock, Inc.^	1,724,172
35,175	Bristow Group, Inc.*^	496,319
70,454	C&J Energy Services, Inc.*^	1,662,714
24,968	CARBO Ceramics, Inc.*^	228,957
23,833	Era Group, Inc.*	308,637
36,286	Exterran Corp.*	908,601
15,881	Geospace Technologies Corp.*^	223,287

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
15,774	Gulf Island Fabrication, Inc.^	$141,966
156,342	Helix Energy Solutions Group, Inc.*^	1,302,329
30,191	Matrix Service Co.*	554,005
97,963	Newpark Resources, Inc.*^	1,062,899
274,070	Noble Corp. plc*^	1,734,863
66,360	Oil States International, Inc.*^	2,130,156
87,696	Pioneer Energy Services Corp.*	513,022
79,436	Propetro Holding Corp.*^	1,245,556
19,237	SEACOR Holdings, Inc.^	1,101,703
143,258	TETRA Technologies, Inc.*	637,498
86,732	U.S. Silica Holdings, Inc.^	2,228,145
59,942	Unit Corp.*^	1,532,118

		19,736,947

Equity Real Estate Investment Trusts (5.4%):
91,219	Acadia Realty Trust^	2,496,664
34,675	Agree Realty Corp.^	1,829,800
47,410	American Assets Trust, Inc.	1,815,329
51,422	Armada Hoffler Properties, Inc.^	766,188
84,568	CareTrust REIT, Inc.^	1,411,440
191,907	CBL & Associates Properties, Inc.^	1,068,922
88,206	Cedar Shopping Centers, Inc.	416,332
51,158	Chatham Lodging Trust^	1,085,573
67,586	Chesapeake Lodging Trust^	2,138,421
19,285	Community Healthcare Trust, Inc.^	576,043
223,443	DiamondRock Hospitality, Co.^	2,743,880
62,598	Easterly Government Properties, Inc.^	1,236,936
39,142	EastGroup Properties, Inc.^	3,740,409
68,486	Four Corners Property Trust, Inc.	1,686,810
120,757	Franklin Street Properties Corp.^	1,033,680
36,680	Getty Realty Corp.	1,033,276
75,349	Global Net Lease, Inc.^	1,539,380
90,322	Government Properties Income Trust^	1,431,604
41,060	Hersha Hospitality Trust^	880,737
96,582	Independence Realty Trust, Inc.^	995,760
93,732	Kite Realty Group Trust	1,600,943
244,034	Lexington Realty Trust	2,130,417
44,227	LTC Properties, Inc.^	1,890,262
56,990	National Storage Affiliates^	1,756,432
79,165	Pennsylvania Real Estate Investment Trust^	870,023
22,431	PS Business Parks, Inc.^	2,882,384
89,392	Ramco-Gershenson Properties Trust^	1,180,868
126,521	Retail Opportunity Investments Corp.^	2,424,142
14,135	Saul Centers, Inc.	757,353
116,273	Summit Hotel Properties, Inc.^	1,663,867
14,094	Universal Health Realty Income Trust^	901,734
33,010	Urstadt Biddle Properties, Inc., Class A^	747,016
189,711	Washington Prime Group, Inc.^	1,538,556
45,919	Whitestone REIT^	573,069

		50,844,250

Food & Staples Retailing (0.3%):
39,605	SpartanNash Co.^	1,010,720
43,236	SUPERVALU, Inc.*^	887,203

Continued

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
29,482	The Andersons, Inc.^	$1,008,284

		2,906,207

Food Products (1.5%):
74,247	B&G Foods, Inc.^	2,219,985
17,475	Calavo Growers, Inc.^	1,680,221
32,997	Cal-Maine Foods, Inc.*^	1,512,912
183,717	Darling International, Inc.*^	3,652,295
101,771	Dean Foods Co.^	1,069,613
16,561	J & J Snack Foods Corp.^	2,525,056
9,523	John B Sanfilippo And Son, Inc.^	708,987
8,004	Seneca Foods Corp., Class A*	216,108

		13,585,177

Gas Utilities (1.0%):
31,989	Northwest Natural Gas Co.^	2,040,898
95,355	South Jersey Industries, Inc.^	3,191,532
55,905	Spire, Inc.	3,949,688

		9,182,118

Health Care Equipment & Supplies (3.2%):
25,464	Abaxis, Inc.	2,113,767
40,623	AngioDynamics, Inc.*^	903,456
16,711	Anika Therapeutics, Inc.*^	534,752
27,803	CONMED Corp.	2,035,180
37,978	CryoLife, Inc.*^	1,057,687
15,473	Cutera, Inc.*^	623,562
19,386	Inogen, Inc.*^	3,612,193
31,805	Integer Holdings Corp.*	2,056,193
37,749	Invacare Corp.^	702,131
34,611	Lantheus Holdings, Inc.*	503,590
16,622	LeMaitre Vascular, Inc.^	556,505
46,205	Meridian Bioscience, Inc.^	734,660
56,147	Merit Medical Systems, Inc.*^	2,874,726
37,008	Natus Medical, Inc.*^	1,276,776
57,515	Neogen Corp.*^	4,612,127
67,748	OraSure Technologies, Inc.*^	1,115,810
21,196	Orthofix International NV*	1,204,357
14,565	Surmodics, Inc.*	803,988
16,402	Tactile Systems Technology, Inc.*^	852,904
42,251	Varex Imaging Corp.*^	1,567,090

		29,741,454

Health Care Providers & Services (3.3%):
38,089	Aceto Corp.^	127,598
31,854	Amedisys, Inc.*^	2,722,243
53,267	AMN Healthcare Services, Inc.*^	3,121,446
34,520	BioTelemetry, Inc.*^	1,553,400
132,802	Community Health Systems, Inc.*^	440,903
10,905	CorVel Corp.*^	588,870
40,825	Cross Country Healthcare, Inc.*^	459,281
53,699	Diplomat Pharmacy, Inc.*^	1,372,546
54,176	Ensign Group, Inc. (The)^	1,940,584
58,501	HealthEquity, Inc.*^	4,393,426
104,379	Kindred Healthcare, Inc.*^	939,411

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
32,536	LHC Group, Inc.*	$2,784,756
27,445	Magellan Health Services, Inc.*	2,633,348
68,782	Owens & Minor, Inc.^	1,149,347
12,081	Providence Service Corp.*^	948,963
33,350	Quorum Health Corp.*^	166,750
119,402	Select Medical Holdings Corp.*^	2,167,146
38,002	Tivity Health, Inc.*^	1,337,670
14,181	U.S. Physical Therapy, Inc.^	1,361,376

		30,209,064

Health Care Technology (0.8%):
13,028	Computer Programs & Systems, Inc.^	428,621
28,905	HealthStream, Inc.	789,396
92,548	HMS Holdings Corp.*^	2,000,888
43,365	Omnicell, Inc.*^	2,274,493
53,091	Quality Systems, Inc.*	1,035,275
15,353	Tabula Rasa Healthcare, Inc.*^	979,982

		7,508,655

Hotels, Restaurants & Leisure (2.3%):
95,658	Belmond, Ltd., Class A*^	1,066,587
19,913	BJ’s Restaurants, Inc.^	1,194,780
19,029	Chuy’s Holdings, Inc.*^	584,190
44,155	Dave & Buster’s Entertainment, Inc.*^	2,101,778
19,798	DineEquity, Inc.^	1,480,890
23,602	El Pollo Loco Holdings, Inc.*^	269,063
30,000	Fiesta Restaurant Group, Inc.*^	861,000
21,838	Marcus Corp.	709,735
26,284	Marriott Vacations Worldwide Corp.	2,969,041
12,780	Monarch Casino & Resort, Inc.*	562,959
94,033	Penn National Gaming, Inc.*^	3,158,569
14,601	Red Robin Gourmet Burgers*^	680,407
31,961	Ruth’s Hospitality Group, Inc.^	896,506
21,386	Shake Shack, Inc., Class A*^	1,415,325
41,378	Sonic Corp.^	1,424,231
32,504	Wingstop, Inc.^	1,694,108

		21,069,169

Household Durables (1.9%):
9,482	Cavco Industries, Inc.*^	1,968,937
27,157	Ethan Allen Interiors, Inc.^	665,347
23,157	Installed Building Products, Inc.*^	1,309,528
30,991	iRobot Corp.*^	2,348,188
51,944	La-Z-Boy, Inc.	1,589,486
20,344	LGI Homes, Inc.*^	1,174,459
49,912	M.D.C. Holdings, Inc.^	1,535,792
32,175	M/I Homes, Inc.*^	851,994
42,355	Meritage Corp.*^	1,861,502
39,733	TopBuild Corp.*^	3,112,684
15,811	Universal Electronics, Inc.*^	522,554
31,731	William Lyon Homes, Class A*^	736,159

		17,676,630

Household Products (0.5%):
11,614	Central Garden & Pet Co.*^	504,977

Continued

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
39,165	Central Garden & Pet Co., Class A*	$1,585,008
15,483	WD-40 Co.^	2,264,388

		4,354,373

Industrial Conglomerates (0.2%):
39,790	Raven Industries, Inc.^	1,529,926

Insurance (3.7%):
92,135	American Equity Investment Life Holding Co.^	3,316,860
21,311	Amerisafe, Inc.^	1,230,710
54,797	ASGN, Inc.*	4,284,578
19,133	eHealth, Inc.*^	422,839
36,370	Employers Holdings, Inc.	1,462,074
8,738	HCI Group, Inc.^	363,239
45,967	Horace Mann Educators Corp.	2,050,128
12,347	Infinity Property & Casualty Corp.	1,757,595
32,988	James River Group Holdings^	1,296,098
75,021	Maiden Holdings, Ltd.^	581,413
25,044	Navigators Group, Inc.	1,427,508
59,714	ProAssurance Corp.^	2,116,861
43,624	RLI Corp.^	2,887,473
17,003	Safety Insurance Group, Inc.	1,452,056
65,601	Selective Insurance Group, Inc.^	3,608,055
26,528	Stewart Information Services Corp.	1,142,561
91,227	Third Point Reinsurance, Ltd.*^	1,140,337
23,847	United Fire Group, Inc.	1,299,900
23,358	United Insurance Holdings Co.^	457,350
36,087	Universal Insurance Holdings, Inc.^	1,266,654

		33,564,289

Internet & Direct Marketing Retail (0.6%):
19,440	FTD Cos., Inc.*^	90,202
33,103	Nutri/System, Inc.^	1,274,466
23,002	PetMed Express, Inc.^	1,013,238
36,945	Shutterfly, Inc.*^	3,326,158

		5,704,064

Internet Software & Services (1.5%):
27,767	Alarm.com Holding, Inc.*^	1,121,231
52,352	Blucora, Inc.*^	1,937,024
30,173	Liquidity Services, Inc.*	197,633
61,811	LivePerson, Inc.*	1,304,212
73,545	NIC, Inc.^	1,143,625
41,104	QuinStreet, Inc.*^	522,021
20,519	Shutterstock, Inc.*^	973,832
19,222	SPS Commerce, Inc.*^	1,412,433
18,566	Stamps.com, Inc.*^	4,698,126
27,351	XO Group, Inc.*	875,232

		14,185,369

IT Services (2.2%):
27,533	CACI International, Inc., Class A*	4,640,688
51,207	Cardtronics plc*^	1,238,185
37,381	CSG Systems International, Inc.^	1,527,761
67,070	Evertec, Inc.	1,465,480
38,302	Exlservice Holdings, Inc.*	2,168,276

Shares		Fair Value
Common Stocks, continued
IT Services, continued
10,791	Forrester Research, Inc.	$452,682
29,237	ManTech International Corp., Class A^	1,568,273
39,657	Perficient, Inc.*	1,045,755
43,994	Sykes Enterprises, Inc.*	1,266,147
140,544	Travelport Worldwide, Ltd.	2,605,686
15,754	TTEC Holdings, Inc.	544,301
30,636	Virtusa Corp.*	1,491,360

		20,014,594

Leisure Products (0.5%):
104,488	Callaway Golf Co.^	1,982,137
34,240	Nautilus Group, Inc.*^	537,568
19,281	Sturm, Ruger & Co., Inc.^	1,079,736
63,777	Vista Outdoor, Inc.*^	987,906

		4,587,347

Life Sciences Tools & Services (0.4%):
36,424	Cambrex Corp.*^	1,904,975
45,805	Luminex Corp.^	1,352,622

		3,257,597

Machinery (5.2%):
67,880	Actuant Corp., Class A^	1,992,278
10,486	Alamo Group, Inc.	947,515
32,246	Albany International Corp., Class A	1,939,597
21,291	Astec Industries, Inc.^	1,273,202
53,799	Barnes Group, Inc.	3,168,761
48,409	Briggs & Stratton Corp.^	852,482
34,595	Chart Industries, Inc.*^	2,133,820
22,381	CIRCOR International, Inc.^	827,202
23,217	EnPro Industries, Inc.^	1,624,029
28,911	ESCO Technologies, Inc.	1,668,165
66,287	Federal Signal Corp.	1,543,824
43,007	Franklin Electric Co., Inc.^	1,939,616
31,397	Greenbrier Cos, Inc.^	1,656,192
89,840	Harsco Corp.*^	1,985,464
69,484	Hillenbrand, Inc.	3,276,170
35,351	John Bean Technologies Corp.^	3,142,704
11,830	Lindsay Corp.^	1,147,392
19,454	Lydall, Inc.*	849,167
63,988	Mueller Industries, Inc.^	1,888,286
27,928	Proto Labs, Inc.*^	3,322,035
47,920	SPX Corp.*	1,679,596
47,533	SPX FLOW, Inc.*	2,080,519
14,150	Standex International Corp.	1,446,130
19,942	Tennant Co.^	1,575,418
56,921	Titan International, Inc.	610,762
64,929	Wabash National Corp.^	1,211,575
30,914	Watts Water Technologies, Inc., Class A^	2,423,658

		48,205,559

Marine (0.2%):
47,544	Matson, Inc.^	1,824,739

Media (0.9%):
61,692	E.W. Scripps Co. (The), Class A^	826,056

Continued

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
124,812	Gannett Co., Inc.^	$1,335,488
67,013	New Media Investment Group, Inc.^	1,238,400
30,347	Scholastic Corp.^	1,344,676
44,602	World Wrestling Entertainment, Inc., Class A^	3,247,918

		7,992,538

Metals & Mining (0.9%):
349,463	AK Steel Holding Corp.*^	1,516,669
55,115	Century Aluminum Co.*^	868,061
14,146	Haynes International, Inc.^	519,724
18,614	Kaiser Aluminum Corp.^	1,937,904
22,227	Materion Corp.	1,203,592
10,568	Olympic Steel, Inc.	215,693
73,420	SunCoke Energy, Inc.*^	983,828
44,592	TimkenSteel Corp.*^	729,079

		7,974,550

Mortgage Real Estate Investment Trusts (0.9%):
123,772	Apollo Commercial Real Estate Finance, Inc.^	2,262,553
45,641	Armour Residential REIT, Inc.^	1,041,071
106,106	Capstead Mortgage Corp.	949,649
124,018	Invesco Mortgage Capital, Inc.	1,971,886
129,405	New York Mortgage Trust, Inc.^	777,724
65,863	PennyMac Mortgage Investment Trust^	1,250,738

		8,253,621

Multiline Retail (0.1%):
355,062	J.C. Penney Co., Inc.*^	830,845

Multi-Utilities (0.4%):
73,046	Avista Corp.	3,846,602

Oil, Gas & Consumable Fuels (2.0%):
86,855	Carrizo Oil & Gas, Inc.*^	2,418,912
87,671	Cloud Peak Energy, Inc.*^	305,972
28,393	CONSOL Energy, Inc.*	1,088,872
445,770	Denbury Resources, Inc.*^	2,144,154
43,254	Green Plains Renewable Energy, Inc.^	791,548
111,283	HighPoint Resources Corp.*^	676,601
28,658	Par Pacific Holdings, Inc.*^	498,076
73,549	PDC Energy, Inc.*^	4,446,036
14,979	Penn Virginia Corp.*^	1,271,567
37,130	Renewable Energy Group, Inc.*^	662,771
6,270	REX American Resources Corp.*^	507,682
60,432	Ring Energy, Inc.*^	762,652
269,023	SRC Energy, Inc.*^	2,964,633

		18,539,476

Paper & Forest Products (1.1%):
43,299	Boise Cascade Co.^	1,935,465
17,877	Clearwater Paper Corp.*^	412,959
98,021	KapStone Paper & Packaging Corp.	3,381,724
18,498	Neenah Paper, Inc.^	1,569,555
49,135	P.H. Glatfelter Co.	962,555
33,969	Schweitzer-Mauduit International, Inc.^	1,485,125

		9,747,383

Shares		Fair Value
Common Stocks, continued
Personal Products (0.4%):
487,889	Avon Products, Inc.*	$790,380
19,083	Inter Parfums, Inc.	1,020,941
11,815	Medifast, Inc.	1,892,290

		3,703,611

Pharmaceuticals (1.6%):
40,804	Amphastar Pharmaceuticals, Inc.*^	622,669
10,328	ANI Pharmaceuticals, Inc.*^	689,910
106,416	Corcept Therapeutics, Inc.*^	1,672,860
73,320	DepoMed, Inc.*^	489,044
224,655	Endo International plc*^	2,118,497
7,572	Heska Corp.*^	785,898
77,783	Innoviva, Inc.*^	1,073,405
34,093	Lannett Co., Inc.*^	463,665
72,239	Medicines Co. (The)*^	2,651,171
22,205	Phibro Animal Health Corp., Class A	1,022,540
57,674	Supernus Pharmaceuticals, Inc.*^	3,451,790

		15,041,449

Professional Services (2.2%):
58,140	Exponent, Inc.	2,808,162
42,112	FTI Consulting, Inc.*	2,546,934
21,356	Heidrick & Struggles International, Inc.	747,460
41,717	Insperity, Inc.	3,973,544
34,154	Kelly Services, Inc., Class A	766,757
62,980	Korn/Ferry International	3,900,351
50,733	Navigant Consulting, Inc.*	1,123,229
33,200	Resources Connection, Inc.^	561,080
42,481	Trueblue, Inc.*^	1,144,863
44,168	Wageworks, Inc.*^	2,208,400

		19,780,780

Real Estate Management & Development (0.3%):
41,189	HFF, Inc., Class A^	1,414,842
19,706	RE/MAX Holdings, Inc., Class A	1,033,580

		2,448,422

Road & Rail (0.6%):
28,326	ArcBest Corp.^	1,294,498
54,719	Heartland Express, Inc.^	1,015,037
42,759	Marten Transport, Ltd.^	1,002,699
28,642	Saia, Inc.*^	2,315,706

		5,627,940

Semiconductors & Semiconductor Equipment (3.4%):
43,747	Advanced Energy Industries, Inc.*^	2,541,263
35,702	Axcelis Technologies, Inc.*^	706,900
78,630	Brooks Automation, Inc.^	2,564,911
28,592	Cabot Microelectronics Corp.^	3,075,356
24,463	CEVA, Inc.*^	738,783
31,566	Cohu, Inc.^	773,683
42,901	Diodes, Inc.*^	1,478,797
25,167	DSP Group, Inc.*	313,329
80,594	FormFactor, Inc.*^	1,071,900
71,481	Kopin Corp.*^	204,436

Continued

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
76,691	Kulicke & Soffa Industries, Inc.^	$1,826,780
69,703	MaxLinear, Inc., Class A*^	1,086,670
26,271	Nanometrics, Inc.*	930,256
31,843	PDF Solutions, Inc.*^	381,479
78,957	Photronics, Inc.*^	629,682
32,942	Power Integrations, Inc.^	2,406,413
120,500	Rambus, Inc.*^	1,511,070
35,024	Rudolph Technologies, Inc.*	1,036,710
73,703	Semtech Corp.*^	3,467,725
42,080	Solaredge Technologies, Inc.*^	2,013,528
43,872	Ultra Clean Holdings, Inc.*^	728,275
55,437	Veeco Instruments, Inc.*^	789,977
55,117	Xperi Corp.^	887,384

		31,165,307

Software (1.7%):
103,385	8x8, Inc.*^	2,072,869
39,098	Bottomline Technologies, Inc.*^	1,948,253
24,371	Ebix, Inc.	1,858,289
10,543	MicroStrategy, Inc., Class A*^	1,346,868
47,573	Monotype Imaging Holdings, Inc.	965,732
33,950	OneSpan, Inc.*	667,118
50,648	Progress Software Corp.	1,966,155
36,498	Qualys, Inc.*^	3,076,782
136,923	TiVo Corp.^	1,841,614

		15,743,680

Specialty Retail (4.0%):
75,300	Abercrombie & Fitch Co., Class A^	1,843,344
20,500	Asbury Automotive Group, Inc.*^	1,405,275
192,140	Ascena Retail Group, Inc.*^	765,678
44,019	Barnes & Noble Education, Inc.*^	248,267
65,550	Barnes & Noble, Inc.^	416,243
22,911	Big 5 Sporting Goods Corp.^	174,124
48,089	Caleres, Inc.^	1,653,781
25,812	Cato Corp., Class A^	635,491
142,013	Chico’s FAS, Inc.^	1,155,986
18,520	Children’s Place Retail Stores, Inc. (The)^	2,237,216
80,684	DSW, Inc., Class A^	2,083,261
85,241	Express, Inc.*^	779,955
39,456	Francesca’s Holdings Corp.*^	297,893
113,313	GameStop Corp., Class A^	1,650,970
22,349	Genesco, Inc.*^	887,255
21,926	Group 1 Automotive, Inc.^	1,381,338
64,289	Guess?, Inc.^	1,375,785
21,492	Haverty Furniture Cos., Inc.^	464,227
21,179	Hibbett Sports, Inc.*^	484,999
18,156	Kirkland’s, Inc.*^	211,336
26,665	Lithia Motors, Inc., Class A^	2,521,708
31,503	Lumber Liquidators Holdings, Inc.*^	767,098
24,847	MarineMax, Inc.*^	470,851
36,551	Monro Muffler Brake, Inc.^	2,123,613
570,767	Office Depot, Inc.^	1,455,456
59,145	Rent-A-Center, Inc.*	870,614

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
21,340	Restoration Hardware, Inc.*^	$2,981,197
12,175	Shoe Carnival, Inc.^	395,079
40,810	Sleep Number Corp.*^	1,184,306
27,196	Sonic Automotive, Inc., Class A^	560,238
55,176	Tailored Brands, Inc.^	1,408,092
31,287	The Buckle, Inc.^	841,620
39,981	The Tile Shop Holdings, Inc.^	307,854
28,884	Vitamin Shoppe, Inc.*^	200,744
20,374	Zumiez, Inc.*^	510,369

		36,751,263

Technology Hardware, Storage & Peripherals (0.7%):
126,843	3D Systems Corp.*^	1,751,702
45,845	Cray, Inc.*^	1,127,787
84,242	Diebold, Inc.^	1,006,692
49,723	Electronics for Imaging, Inc.*^	1,618,981
42,105	Super Micro Computer, Inc.*^	995,783

		6,500,945

Textiles, Apparel & Luxury Goods (1.7%):
75,663	Crocs, Inc.*^	1,332,425
48,642	Fossil Group, Inc.*^	1,307,011
46,582	G-III Apparel Group, Ltd.*^	2,068,241
17,615	Movado Group, Inc.^	850,805
18,747	Oxford Industries, Inc.^	1,555,626
14,372	Perry Ellis International, Inc.*	390,487
58,669	Steven Madden, Ltd.^	3,115,324
19,060	Unifi, Inc.*^	604,202
21,766	Vera Bradley, Inc.*^	305,595
105,970	Wolverine World Wide, Inc.^	3,684,576

		15,214,292

Thrifts & Mortgage Finance (1.6%):
61,295	BofI Holding, Inc.*^	2,507,578
34,460	Dime Community Bancshares	671,970
30,154	HomeStreet, Inc.*^	812,650
10,106	Meta Financial Group, Inc.^	984,324
65,870	NMI Holdings, Inc., Class A*	1,073,681
52,715	Northfield Bancorp, Inc.	876,123
113,768	Northwest Bancshares, Inc.^	1,978,426
44,343	Oritani Financial Corp.^	718,357
68,411	Provident Financial Services, Inc.^	1,883,355
107,588	TrustCo Bank Corp.^	957,533
31,447	Wawlker & Dunlop, Inc.^	1,750,026

		14,214,023

Tobacco (0.2%):
27,700	Universal Corp.^	1,829,585

Trading Companies & Distributors (0.7%):
43,020	Applied Industrial Technologies, Inc.	3,017,853
17,775	DXP Enterprises, Inc.*	679,005
31,122	Kaman Corp., Class A^	2,168,892
12,836	Veritiv Corp.*^	511,515

		6,377,265

Continued

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.5%):
40,883	American States Water Co.^	$2,336,872
53,250	California Water Service Group^	2,074,088

		4,410,960

Wireless Telecommunication Services (0.0%):
22,232	Spok Holdings, Inc.	334,592

Total Common Stocks (Cost $670,993,653)		901,811,230

Right (0.0%):
Biotechnology (0.0%):
25,050	Dyax Corp. CVR, Expires on 12/31/19*(a)	80,160

Total Right (Cost $—)		80,160

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.4%):
$251,228,117	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(b)	$251,228,117

Total Securities Held as Collateral for Securities on Loan (Cost $251,228,117)		251,228,117

Unaffiliated Investment Company (0.3%):
2,761,180	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(c)	2,761,180

Total Unaffiliated Investment Company (Cost $2,761,180)		2,761,180

Total Investment Securities (Cost $924,982,950) — 126.2%(d)		1,155,880,687
Net other assets (liabilities) — (26.2)%		(239,532,408)

Net Assets — 100.0%		$916,348,279

Percentages indicated are based on net assets as of June 30, 2018.

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $244,012,653.

(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.01% of the net assets of the Fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(c)	The rate represents the effective yield at June 30, 2018.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—“ are $0 or rounds to less than $1.

Futures Contracts

Cash of $146,600 has been segregated to cover margin requirements for the following open contracts as of June 30, 2018:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Futures (U.S. Dollar)	9/21/18	187	$15,404,125	$(47,477)

				$(47,477)

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$924,982,950

Investment securities, at value*	$1,155,880,687
Cash	2,209
Segregated cash for collateral	146,600
Interest and dividends receivable	1,041,402
Receivable for variation margin on futures contracts	1,605
Receivable for investments sold	13,968,187
Reclaims receivable	5
Prepaid expenses	5,243

Total Assets	1,171,045,938

Liabilities:
Payable for investments purchased	2,517,395
Payable for capital shares redeemed	209,292
Payable for collateral received on loaned securities	251,228,117
Payable for variation margin on futures contracts	13,205
Manager fees payable	200,934
Administration fees payable	22,476
Distribution fees payable	182,024
Custodian fees payable	14,605
Administrative and compliance services fees payable	5,617
Transfer agent fees payable	3,764
Trustee fees payable	23,838
Other accrued liabilities	276,392

Total Liabilities	254,697,659

Net Assets	$916,348,279

Net Assets Consist of:
Capital	$539,493,013
Accumulated net investment income/(loss)	12,953,035
Accumulated net realized gains/(losses) from investment transactions	133,051,971
Net unrealized appreciation/(depreciation) on investments	230,850,260

Net Assets	$916,348,279

Class 1
Net Assets	$53,163,008
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,162,725
Net Asset Value (offering and redemption price per share)	$12 .77

Class 2
Net Assets	$863,185,271
Shares of beneficial interest (unlimited number of shares authorized, no par value)	53,150,414
Net Asset Value (offering and redemption price per share)	$16 .24

*	Includes securities on loan of $244,012,653.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$6,299,684
Interest	1,270
Income from securities lending	675,650
Foreign withholding tax	(536)

Total Investment Income	6,976,068

Expenses:
Manager fees	1,182,050
Administration fees	123,352
Distribution fees — Class 2	1,071,193
Custodian fees	20,253
Administrative and compliance services fees	6,626
Transfer agent fees	5,270
Trustee fees	21,798
Professional fees	22,382
Shareholder reports	14,557
Other expenses	95,456

Total expenses	2,562,937

Net Investment Income/(Loss)	4,413,131

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	53,341,490
Net realized gains/(losses) on futures contracts	888,750
Change in net unrealized appreciation/depreciation on investments	21,769,647
Change in net unrealized appreciation/depreciation on futures contracts	(123,366)

Net Realized/Unrealized Gains/(Losses) on Investments	75,876,521

Change in Net Assets Resulting From Operations	$80,289,652

See accompanying notes to the financial statements.

10

AZL Small Cap Stock Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,413,131	$8,778,314
Net realized gains/(losses) on investment transactions	54,230,240	86,882,247
Change in unrealized appreciation/depreciation on investments	21,646,281	11,443,264

Change in net assets resulting from operations	80,289,652	107,103,825

Distributions to Shareholders:
From net investment income:
Class 1	—	(351,616)
Class 2	—	(4,019,299)
From net realized gains:
Class 1	—	(4,420,432)
Class 2	—	(55,798,577)

Change in net assets resulting from distributions to shareholders	—	(64,589,924)

Capital Transactions:
Class 1
Proceeds from shares issued	11,046	303,391
Proceeds from dividends reinvested	—	4,772,048
Value of shares redeemed	(4,856,354)	(8,056,628)

Total Class 1 Shares	(4,845,308)	(2,981,189)

Class 2
Proceeds from shares issued	1,296,896	33,009,724
Proceeds from dividends reinvested	—	59,817,876
Value of shares redeemed	(83,482,369)	(173,921,838)

Total Class 2 Shares	(82,185,473)	(81,094,238)

Change in net assets resulting from capital transactions	(87,030,781)	(84,075,427)

Change in net assets	(6,741,129)	(41,561,526)
Net Assets:
Beginning of period	923,089,408	964,650,934

End of period	$916,348,279	$923,089,408

Accumulated net investment income/(loss)	$12,953,035	$8,539,904

Share Transactions:
Class 1
Shares issued	907	25,960
Dividends reinvested	—	435,406
Shares redeemed	(401,628)	(702,379)

Total Class 1 Shares	(400,721)	(241,013)

Class 2
Shares issued	83,812	2,298,659
Dividends reinvested	—	4,281,881
Shares redeemed	(5,400,196)	(12,052,900)

Total Class 2 Shares	(5,316,384)	(5,472,360)

Change in shares	(5,717,105)	(5,713,373)

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$11.68		$11.38	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09		0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.00		1.24	1.32

Total from Investment Activities	1.09		1.40	1.38

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	—
Net Realized Gains	—		(1.02)	—

Total Dividends	—		(1.10)	—

Net Asset Value, End of Period	$12.77		$11.68	$11.38

Total Return(a)	9.33	%(b)	12.94%	13.80	%(b)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$53,163		$53,319	$54,672
Net Investment Income/(Loss)(c)	1.21%		1.21%	1.46%
Expenses Before Reductions(c)(d)	0.33%		0.32%	0.32%
Expenses Net of Reductions(c)	0.33%		0.32%	0.32%
Portfolio Turnover Rate(e)	9%		16%	86	%(f)
Class 2
Net Asset Value, Beginning of Period	$14.88		$14.23	$13.49		$15.43	$15.65	$11.39

Investment Activities:
Net Investment Income/(Loss)	0.09		0.15	0.07		0.19	0.12	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	1.27		1.59	3.06		(0.58)	0.65	4.50

Total from Investment Activities	1.36		1.74	3.13		(0.39)	0.77	4.59

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.16)		(0.17)	(0.09)	(0.14)
Net Realized Gains	—		(1.02)	(2.23)		(1.38)	(0.90)	(0.19)

Total Dividends	—		(1.09)	(2.39)		(1.55)	(0.99)	(0.33)

Net Asset Value, End of Period	$16.24		$14.88	$14.23		$13.49	$15.43	$15.65

Total Return(a)	9.14	%(b)	12.75%	25.71%		(2.49)%	5.23%	40.62%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$863,185		$869,770	$909,979		$276,006	$381,585	$383,152
Net Investment Income/(Loss)(c)	0.96%		0.96%	1.19%		0.96%	0.81%	0.71%
Expenses Before Reductions(c)(d)	0.58%		0.57%	0.58%		0.59%	0.59%	0.59%
Expenses Net of Reductions(c)	0.58%		0.57%	0.58%		0.59%	0.59%	0.59%
Portfolio Turnover Rate(e)	9%		16%	86	%(f)	16%	14%	17%

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(f)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $249 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $66,518 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $251,228,117 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2018, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $8.6 million for the period ended June 30, 2018. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation on futures contracts	$47,477

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$888,750	$(123,366)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Small Cap Stock Index Fund Class 1	0.26%	0.46%
AZL Small Cap Stock Index Fund Class 2	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2018, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $4,141 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks+	$901,811,230	$—	$—	$901,811,230
Right	—	80,160	—	80,160
Securities Held as Collateral for Securities on Loan	—	—	251,228,117	251,228,117
Unaffiliated Investment Company	2,761,180	—	—	2,761,180

Total Investment Securities	904,572,410	80,160	251,228,117	1,155,880,687

Other Financial Instruments:*
Futures Contracts	(47,477)	—	—	(47,477)

Total Investments	$904,524,933	$80,160	$251,228,117	$1,155,833,210

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$79,934,216	$163,980,957

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $931,899,814. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$258,037,706
Unrealized (depreciation)	(34,056,833)

Net unrealized appreciation/(depreciation)	$223,980,873

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Small Cap Stock Index Fund	$16,810,431	$47,779,493	$64,589,924

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL Small Cap Stock Index Fund	$35,820,152	$57,883,523	$—	$202,861,939	$296,565,614

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 65% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

18

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2018

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,023.80	$5.02	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18 - 6/30/18*	Annualized Expense Ratio During Period 1/1/18 - 6/30/18
AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	70.0%
Corporate Bonds	14.1
Securities Held as Collateral for Securities on Loan	13.5
U.S. Treasury Obligations	4.4
Money Markets	3.8
Yankee Dollars	3.1
Preferred Stocks	2.4
Bank Loans	1.5
Convertible Preferred Stocks	1.2
Asset Backed Securities	0.4

Total Investment Securities	114.4
Net other assets (liabilities)	(14.4)

Net Assets	100.0%

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Shares		Fair Value
Common Stocks (70.0%):
Auto Components (1.3%):
91,675	Adient plc^	$4,509,493
168,543	Magna International, Inc., ADR	9,797,405

		14,306,898

Banks (2.2%):
189,718	PNC Financial Services Group, Inc.	25,630,902

Beverages (4.9%):
392,386	Dr Pepper Snapple Group, Inc.	47,871,093
70,209	PepsiCo, Inc.	7,643,654

		55,514,747

Biotechnology (0.2%):
9,624	Biogen Idec, Inc.*	2,793,270

Capital Markets (1.9%):
117,412	Intercontinental Exchange, Inc.	8,635,653
145,646	State Street Corp.	13,558,186

		22,193,839

Chemicals (0.2%):
6,927	Sherwin Williams Co.	2,823,237

Commercial Services & Supplies (2.1%):
185,010	Republic Services, Inc., Class A	12,647,284
166,944	Waste Connections, Inc.	12,567,544

		25,214,828

Electric Utilities (3.5%):
157,400	American Electric Power Co., Inc.^	10,899,950
203,154	Eversource Energy^	11,906,857
35,898	NextEra Energy, Inc.^	5,996,043
103,106	PG&E Corp.	4,388,191
138,477	Xcel Energy, Inc.	6,325,629

		39,516,670

Electronic Equipment, Instruments & Components (0.8%):
103,457	TE Connectivity, Ltd.	9,317,337

Equity Real Estate Investment Trusts (1.9%):
148,136	American Tower Corp.^	21,356,767

Food & Staples Retailing (0.2%):
28,000	CVS Health Corp.	1,801,800

Food Products (0.7%):
25,608	Kraft Heinz Co. (The)^	1,608,695
88,819	Tyson Foods, Inc., Class A	6,115,188

		7,723,883

Health Care Equipment & Supplies (7.2%):
302,048	Abbott Laboratories	18,421,908
138,315	Becton, Dickinson & Co.^	33,134,740
310,689	Danaher Corp.	30,658,791

		82,215,439

Health Care Providers & Services (3.1%):
57,005	Aetna, Inc.	10,460,418
30,671	Anthem, Inc.	7,300,618
20,267	Cigna Corp.	3,444,377

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
58,482	UnitedHealth Group, Inc.	$14,347,973

		35,553,386

Hotels, Restaurants & Leisure (3.2%):
539,028	Aramark Holdings Corp.^	19,997,939
36,578	McDonald’s Corp.^	5,731,407
138,050	Yum! Brands, Inc.	10,798,271

		36,527,617

Industrial Conglomerates (0.5%):
22,449	Roper Industries, Inc.	6,193,904

Insurance (3.2%):
441,855	Marsh & McLennan Cos., Inc.	36,218,854

Internet & Direct Marketing Retail (3.2%):
15,834	Amazon.com, Inc.*	26,914,633
4,800	Booking Holdings, Inc.*^	9,730,032

		36,644,665

Internet Software & Services (2.7%):
4,923	Alphabet, Inc., Class A*	5,559,002
6,337	Alphabet, Inc., Class C*	7,069,874
94,300	Facebook, Inc., Class A*	18,324,376

		30,953,252

IT Services (8.2%):
566	Adyen NV*	311,790
261,657	Fidelity National Information Services, Inc.	27,743,492
449,488	Fiserv, Inc.*	33,302,565
21,585	MasterCard, Inc., Class A	4,241,884
212,756	Visa, Inc., Class A^	28,179,532

		93,779,263

Life Sciences Tools & Services (3.3%):
416,998	PerkinElmer, Inc.^	30,536,764
35,902	Thermo Fisher Scientific, Inc.	7,436,740

		37,973,504

Machinery (2.2%):
234,315	Fortive Corp.	18,068,029
72,773	Middleby Corp. (The)*^	7,598,957

		25,666,986

Multi-Utilities (3.7%):
166,461	CMS Energy Corp.^	7,870,276
166,506	DTE Energy Co.^	17,255,017
643,750	NiSource, Inc.^	16,917,750

		42,043,043

Oil, Gas & Consumable Fuels (1.4%):
144,600	Canadian Natural Resources, Ltd.^	5,215,722
289,299	Enterprise Products Partners LP^	8,004,903
41,184	Total SA	2,504,252

		15,724,877

Professional Services (1.1%):
96,234	Equifax, Inc.	12,039,836

Continued

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.0%):
142,272	Maxim Integrated Products, Inc.	$8,345,676
130,244	Texas Instruments, Inc.	14,359,401

		22,705,077

Software (4.2%):
64,578	Intuit, Inc.	13,193,608
348,900	Microsoft Corp.^	34,405,029

		47,598,637

Technology Hardware, Storage & Peripherals (0.4%):
27,000	Apple, Inc.	4,997,970

Tobacco (0.5%):
67,017	Philip Morris International, Inc.	5,410,953

Total Common Stocks (Cost $661,536,627)		800,441,441

Preferred Stocks (2.4%):
Banks (0.0%):
7,099	U.S. Bancorp, Series F, 0.94%^	196,642

Capital Markets (0.1%):
55,900	Charles Schwab Corp. (The), Series C, 6.00%^	1,481,909
3,600	Charles Schwab Corp. (The), Series D, 5.95%^	94,428
3,456	State Street Corp., Series E, 6.00%^	90,202

		1,666,539

Electric Utilities (0.4%):
30,000	Alabama Power Co., 5.00%	764,400
107,700	SCE Trust IV, Series J, 7.59%	2,724,810
18,000	SCE Trust V, Series K, 21.41%^	458,100
25,000	SCE Trust VI, 5.00%^	585,750

		4,533,060

Health Care Equipment & Supplies (1.2%):
195,369	Becton Dickinson And Co., Series A, 6.13%^	12,083,572

Machinery (0.3%):
3,209	Fortive Corp., Series A, 5.00%	3,291,134

Multi-Utilities (0.4%):
100,000	DTE Energy Co., Series E, 5.25%	2,461,000
25,836	Sempra Energy, Series A, 3.33%	2,666,534

		5,127,534

Total Preferred Stocks (Cost $24,494,953)		26,898,481

Convertible Preferred Stocks (1.2%):
Banks (1.1%):
10,019	Wells Fargo & Co., Series L, Class A, 0.12%	12,618,529

Electric Utilities (0.1%):
19,115	Nextra Energy, Inc., 6.12%^	1,091,467

Total Convertible Preferred Stocks (Cost $13,676,690)		13,709,996

Asset Backed Securities (0.4%):
1,390,000	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,404,609

1,464,930	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,461,267

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities, continued
940,675	Taco Bell Funding LLC, Class A2I, Series 16-1A, 3.83%, 5/25/46, Callable 11/25/18 @ 100(a)(b)	$941,804

927,340	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48(a)	901,857

Total Asset Backed Securities (Cost $4,685,298)		4,709,537

Bank Loans (1.5%):
Chemicals (0.1%):
$706,437	H.B. Fuller Co., 4.08% (US LIBOR ), 10/20/24, Callable 8/3/18 @ 101	700,255

Insurance (0.7%):
7,480,000	HUB International, Ltd., 5.11%, 4/25/25	7,430,483
1,225,000	HUB International, Ltd., 5.37% (US LIBOR ), 4/25/25, Callable 8/3/18 @ 101	1,216,891

		8,647,374

IT Services (0.1%):
740,000	Vantiv LLC, 3.72% (US LIBOR ), 3/31/23	737,995

Machinery (0.2%):
1,776,282	Manitowoc Foodservice, Inc., 4.73% (US LIBOR ), 3/3/23, Callable 8/3/18 @ 100	1,771,841

Oil, Gas & Consumable Fuels (0.1%):
1,736,442	Eagleclaw Midstream, 6.31% (US LIBOR ), 6/8/24, Callable 8/3/18 @ 100	1,695,202

Pharmaceuticals (0.0%):
93,150	Prestige Brands, Inc., 3.98% (US LIBOR ), 1/26/24, Callable 8/3/18 @ 101	92,820

Professional Services (0.3%):
20,417	Institutional Shareholder Services, Inc., 5.80% (US LIBOR ), 10/16/24	20,404
224,022	Institutional Shareholder Services, Inc., 6.06% (US LIBOR ), 10/16/24, Callable 8/3/18 @ 100(c)	223,883
1,835,000	Trans Union LLC Term Loan A, 0.00%, 8/9/22(c)	1,830,412
1,710,000	Trans Union LLC Term Loan B-4, 0.00%, 6/12/25	1,705,725

		3,780,424

Total Bank Loans (Cost $17,472,658)		17,425,911

Corporate Bonds (14.1%):
Aerospace & Defense (0.1%):
1,730,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100^	1,666,376

Airlines (0.0%):
293,774	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	314,339

Automobiles (0.4%):
4,750,000	Tesla, Inc., 5.30%, 8/15/25, Callable 8/15/20 @ 103.98^(a)	4,227,500

Banks (0.3%):
2,145,000	PNC Financial Services, Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100	2,126,231

Continued

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$875,000	US BanCorp, 5.30% (US0003M+291 bps), 12/31/49, Callable 4/15/27 @ 100	$871,675

		2,997,906

Beverages (0.2%):
440,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	433,936
930,000	Anheuser-Busch InBev NV, 3.62% (US0003M+126 bps), 2/1/21	957,474
625,000	Anheuser-Busch InBev NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	619,774

		2,011,184

Building Products (0.0%):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	266,555

Capital Markets (0.4%):
1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95% (US0003M+342 bps), 12/29/49, Callable 6/20/20 @ 100^	1,904,631
1,060,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	1,003,025
1,355,000	State Street Corp., Series F, 5.25% (US0003M+360 bps), 12/31/49, Callable 9/15/20 @ 100	1,391,924

		4,299,580

Chemicals (0.1%):
570,000	Ecolab, Inc., 2.00%, 1/14/19	567,828
754,125	Kronos, Inc., 2.34% (US LIBOR ), 11/1/23, Callable 8/3/18 @ 101	752,104

		1,319,932

Consumer Finance (0.1%):
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	689,185

Containers & Packaging (0.6%):
4,289,271	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 8/3/18 @ 101.44	4,305,356
687,877	Beverage Packaging Holdings Luxemberg, 6.87%, 2/15/21, Callable 8/3/18 @ 101.15	696,475
1,560,000	Reynolds Group Issuer, Inc., 5.85% (US0003M+350 bps), 7/15/21, Callable 8/3/18 @ 101^(a)	1,574,508
550,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 7/15/19 @ 102.56^(a)	543,125

		7,119,464

Diversified Telecommunication Services (0.6%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 8/3/18 @ 102.69	970,000
1,310,000	Level 3 Financing, Inc., 5.63%, 2/1/23, Callable 8/3/18 @ 102.81^	1,310,000
1,225,000	Verizon Communications, 3.13%, 3/16/22	1,208,227

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$1,225,000	Verizon Communications, 3.33% (US0003M+100 bps), 3/16/22	$1,244,439
1,250,000	Zayo Group LLC, 4.23% (US LIBOR ), 1/19/24, Callable 8/3/18 @ 100	1,248,225
1,190,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88(a)	1,169,175

		7,150,066

Electric Utilities (1.0%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100^	1,011,693
1,225,000	Edison International, 2.13%, 4/15/20	1,201,092
750,000	Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	731,319
500,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	474,590
1,245,000	Eversource Energy, 3.30%, 1/15/28, Callable 10/15/27 @ 100	1,183,493
1,000,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100^	958,945
1,240,000	Pacific Gas & Electric, 3.30%, 3/15/27, Callable 12/15/26 @ 100^	1,120,340
2,130	SCE Trust II, 0.84%, 12/31/49, Perpetual Bond^	51,695
23,272	SCE Trust III, Series H, 0.85%, 12/31/49, Perpetual Bond^	627,180
1,140,000	Southern Co., 1.55%, 7/1/18	1,140,000
610,000	Southern Co., 1.85%, 7/1/19	603,934
365,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	350,405
855,000	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27, Callable 12/15/26 @ 100	839,473
980,000	Xcel Energy, Inc., 4.00%, 6/15/28, Callable 12/15/27 @ 100	979,885

		11,274,044

Electronic Equipment, Instruments & Components (0.2%):
750,000	Amphenol Corp., 2.20%, 4/1/20	737,673
375,000	Amphenol Corp., 3.20%, 4/1/24, Callable 2/1/24 @ 100	361,778
1,247,205	Cypress Intermediate Holdings III, Inc., 4.99% (US LIBOR ), 3/31/24, Callable 8/3/18 @ 100	1,243,202

		2,342,653

Equity Real Estate Investment Trusts (1.0%):
1,420,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100^	1,418,462
2,530,000	Crown Castle International Corp., 4.88%, 4/15/22	2,608,213
3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	4,081,326
3,770,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 8/3/18 @ 102.44	3,737,013

		11,845,014

Food & Staples Retailing (0.0%):
340,000	Kroger Co. (The), 2.00%, 1/15/19	338,373

Continued

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.1%):
$645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 8/3/18 @ 101.16^	$635,325

Health Care Equipment & Supplies (0.6%):
1,080,000	Becton Dickinson & Co., 3.34% (US0003M+103 bps), 6/6/22	1,083,542
1,690,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	1,623,388
706,000	Becton, Dickinson & Co., 2.68%, 12/15/19	700,705
1,340,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19(a)	1,279,700
1,470,000	Medtronic plc, 2.50%, 3/15/20	1,459,798
525,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	514,500
390,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	368,550

		7,030,183

Health Care Providers & Services (0.8%):
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(a)	319,823
900,000	HCA, Inc., 3.75%, 3/15/19	903,375
1,185,000	HCA, Inc., 4.25%, 10/15/19^	1,193,888
5,655,000	HCA, Inc., 6.50%, 2/15/20	5,870,596
623,438	NVA Holdings, Inc., 2.36% (US LIBOR ), 2/2/25, Callable 8/2/18 @ 100	621,100
150,000	Universal Health Services, 3.75%, 8/1/19(a)	150,000

		9,058,782

Health Care Technology (0.2%):
2,602,063	Change Healthcare Holdings LLC, 4.73% (US LIBOR ), 3/1/24, Callable 8/3/18 @ 100	2,591,888

Hotels, Restaurants & Leisure (1.9%):
1,775,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	1,766,125
625,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5^(a)	596,875
1,051,000	Cedar Fair LP/Canada’s Wonderland Co., 5.38%, 6/1/24, Callable 6/1/19 @ 102.69^	1,061,510
1,140,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	1,122,900
360,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13^	342,000
1,075,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24, Callable 6/1/19 @ 103.75(a)	1,061,240
1,440,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	1,418,400
5,178,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38^(a)	4,893,209
135,000	McDonald’s Corp., 2.10%, 12/7/18	134,740

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$535,000	Yum! Brands, Inc., 5.30%, 9/15/19	$545,700
2,260,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100^	2,231,750
3,569,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	3,497,620
1,258,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,201,390
707,000	Yum! Brands, Inc., 6.88%, 11/15/37	696,395
600,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	528,930

		21,098,784

Household Products (0.1%):
750,000	Spectrum Brand, Inc., 6.63%, 11/15/22, Callable 8/3/18 @ 103.31	774,375
350,000	Spectrum Brands, Inc., 6.13%, 12/15/24, Callable 12/15/19 @ 103.06	353,500

		1,127,875

Industrial Conglomerates (0.0%):
275,000	3M Co., 2.25%, 3/15/23, Callable 2/15/23 @ 100, MTN	263,952

Insurance (0.1%):
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	522,668
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21 @ 100	518,097
200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	197,693

		1,238,458

Internet & Direct Marketing Retail (2.5%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100^	1,800,519
2,215,000	Netflix, Inc., 5.88%, 2/15/25^	2,272,125
5,885,000	Netflix, Inc., 4.38%, 11/15/26^	5,501,298
9,523,000	Netflix, Inc., 4.88%, 4/15/28(a)	9,077,037
8,365,000	Netflix, Inc., 5.88%, 11/15/28^(a)	8,446,140

		27,097,119

IT Services (0.1%):
171,429	Fiserv, Inc., 3.23%, 10/25/18(c)	171,000
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,178,651

		1,349,651

Life Sciences Tools & Services (0.0%):
210,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27 @ 100	196,324

Machinery (0.1%):
105,000	Fortive Corp., 1.80%, 6/15/19	103,838
715,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	787,394
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	188,014

		1,079,246

Continued

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media (1.0%):
$275,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 8/3/18 @ 101.31	$276,891
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 8/3/18 @ 102.63	2,041,358
970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 8/3/18 @ 102.88	977,275
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 8/3/18 @ 102.88	877,188
2,109,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56^(a)	1,973,233
685,000	CCO Holdings LLC/Capital Corp., 5.00%, 2/1/28, Callable 8/1/22 @ 102.5^(a)	626,775
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	719,086
1,250,000	Delta 2 Lux SARL, 4.48%, 2/1/24	1,232,038
815,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/15/19 @ 103^(a)	830,281
1,385,000	Time Warner Cable LLC, 6.75%, 7/1/18	1,385,000

		10,939,125

Multiline Retail (0.0%):
380,000	Dollar Tree, Inc., 3.06% (US0003M+70 bps), 4/17/20, Callable 4/17/19 @ 100	380,777

Multi-Utilities (0.7%):
150,000	Dominion Resources, Inc., 2.96%, 7/1/19	149,666
2,625,000	DTE Energy Co., 3.80%, 3/15/27, Callable 12/15/26 @ 100	2,566,214
2,760,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	2,639,137
1,545,000	NiSource Finance Corp., 4.38%, 5/15/47, Callable 11/15/46 @ 100	1,500,544
1,105,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100(a)	1,096,713

		7,952,274

Oil, Gas & Consumable Fuels (0.1%):
305,000	EQT Corp., 8.13%, 6/1/19	318,765
860,000	Matador Resources Co., 6.88%, 4/15/23, Callable 8/3/18 @ 105.16	900,850
290,000	NGL Energy Partners LP/NGL Finance Corp., 5.13%, 7/15/19, Callable 6/15/19 @ 100^	290,363

		1,509,978

Software (0.2%):
2,470,000	Solera LLC, 10.50%, 3/1/24, Callable 3/1/19 @ 107.88^(a)	2,743,256

Specialty Retail (0.1%):
130,000	AutoZone, Inc., 1.63%, 4/21/19	129,027
540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	526,929

		655,956

Technology Hardware, Storage & Peripherals (0.3%):
3,180,000	Apple, Inc., 1.50%, 9/12/19	3,140,505

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco (0.2%):
$1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20	$983,926
660,000	Philip Morris International, Inc., 2.75% (US0003M+42 bps), 2/21/20	662,472
1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	1,198,921

		2,845,319

Total Corporate Bonds (Cost $163,977,308)		160,796,948

Yankee Dollars (3.1%):
Banks (2.3%):
26,500,000	Kreditanstalt fuer Wiederaufbau, 2.88%, 4/3/28^	26,182,242

Electrical Equipment (0.1%):
325,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	327,438
600,000	Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26, Callable 2/15/21 @ 103.13(a)	624,000

		951,438

Health Care Equipment & Supplies (0.1%):
1,225,000	Medtronic Global Holdings, 1.70%, 3/28/19	1,217,138

Household Products (0.0%):
1,200,000	Reckitt Benckiser Treasury Services plc, 2.90% (US0003M+56 bps), 6/24/22(a)	1,197,453

Insurance (0.1%):
735,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	727,793

Media (0.3%):
2,890,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(a)	2,976,700

Oil, Gas & Consumable Fuels (0.2%):
1,650,000	Shell International Finance BV, 2.81% (US0003M+45 bps), 5/11/20	1,663,085

Total Yankee Dollars (Cost $34,914,452)		34,915,849

U.S. Treasury Obligation (4.4%):
U.S. Treasury Notes (4.4%)
52,350,000	2.25%, 11/15/27	49,763,174

Total U.S. Treasury Obligation (Cost $51,206,065)		49,763,174

Securities Held as Collateral for Securities on Loan (13.5%):
154,485,893	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(d)	154,485,893

Total Securities Held as Collateral for Securities on Loan (Cost $154,485,893)		154,485,893

Unaffiliated Investment Company (3.8%):
43,839,516	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.68%(e)	43,839,516

Total Unaffiliated Investment Company (Cost $43,839,516)		43,839,516

Total Investment Securities (Cost $1,170,289,460) — 114.4%(f)		1,306,986,746
Net other assets (liabilities) — (14.4)%		(163,977,393)

Net Assets — 100.0%		$1,143,009,353

Continued

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2018.

ADR—American Depositary Receipt

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

US0003M—3 Month US Dollar LIBOR

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018, was $150,812,319.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2018.

(c)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represent 0.20% of the net assets of the Fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2018.

(e)	The rate represents the effective yield at June 30, 2018.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Option Contracts

At June 30, 2018, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value
Abbott Laboratories	Deutsche Bank	Call	65.00	USD	1/18/19	455	$29,575	$(83,398)
Abbott Laboratories	Citibank	Call	67.50	USD	1/18/19	186	12,555	(21,180)
Alphabet, Inc.	Credit Suisse First Boston	Call	1200.00	USD	1/18/19	22	26,400	(111,884)
Alphabet, Inc.	Citibank	Call	1200.00	USD	1/18/19	22	26,400	(111,885)
Alphabet, Inc.	Credit Suisse First Boston	Call	1200.00	USD	1/18/19	11	13,200	(63,871)
Alphabet, Inc.	Citibank	Call	1200.00	USD	1/18/19	32	38,400	(185,805)
Alphabet, Inc.	Citibank	Call	1260.00	USD	1/18/19	6	7,560	(23,055)
Alphabet, Inc.	Citibank	Call	1260.00	USD	1/18/19	19	23,940	(62,495)
American Tower Corp.	JPMorgan Chase	Call	160.00	USD	1/18/19	96	15,360	(21,258)
American Tower Corp.	JPMorgan Chase	Call	165.00	USD	1/18/19	97	16,005	(13,560)
Anthem, Inc.	Citibank	Call	260.00	USD	1/18/19	99	25,740	(72,801)
Anthem, Inc.	Citibank	Call	270.00	USD	1/18/19	174	46,980	(83,953)
Apple, Inc.	Credit Suisse First Boston	Call	200.00	USD	1/18/19	270	54,000	(186,256)
Enterprise Products Partners LP	Citibank	Call	30.00	USD	1/18/19	1,010	30,300	(51,446)
Facebook, Inc.	Citibank	Call	180.00	USD	1/18/19	182	32,760	(479,771)
Intercontinental Exchange, Inc.	Citibank	Call	80.00	USD	1/18/19	390	31,200	(71,355)
Intuit, Inc.	JPMorgan Chase	Call	190.00	USD	1/18/19	164	31,160	(421,554)
MasterCard, Inc.	Goldman Sachs	Call	180.00	USD	1/18/19	107	19,260	(261,203)
MasterCard, Inc.	Goldman Sachs	Call	185.00	USD	1/18/19	108	19,980	(225,656)
Microsoft Corp.	JPMorgan Chase	Call	100.00	USD	1/18/19	319	31,900	(197,691)
Microsoft Corp.	JPMorgan Chase	Call	105.00	USD	1/18/19	123	12,915	(50,221)
Microsoft Corp.	Royal Bank of Canada	Call	105.00	USD	1/18/19	151	15,855	(61,652)
Microsoft Corp.	JPMorgan Chase	Call	110.00	USD	1/18/19	123	13,530	(31,750)
Microsoft Corp.	Royal Bank of Canada	Call	110.00	USD	1/18/19	151	16,610	(38,978)
Microsoft Corp.	Deutsche	Call	110.00	USD	1/18/19	576	63,360	(148,682)
Philip Morris International, Inc.	Citibank	Call	115.00	USD	1/18/19	159	18,285	(2,394)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	140.00	USD	1/18/19	30	4,200	(19,586)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	145.00	USD	1/18/19	29	4,205	(13,413)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	150.00	USD	1/18/19	29	4,350	(9,283)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	155.00	USD	1/18/19	29	4,495	(6,330)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	165.00	USD	1/18/19	249	41,085	(24,752)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	180.00	USD	1/18/19	25	4,500	(801)
Priceline Group, Inc.	Citibank	Call	2300.00	USD	1/18/19	12	27,600	(73,571)
Priceline Group, Inc. (The)	Citibank	Call	1900.00	USD	1/18/19	7	13,300	(169,661)
Priceline Group, Inc. (The)	Citibank	Call	2000.00	USD	1/18/19	7	14,000	(126,674)

Continued

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value
State Street Corp.	Citibank	Call	100.00	USD	1/18/19	171	$17,100	$(70,351)
Texas Instruments, Inc.	Goldman Sachs	Call	125.00	USD	1/18/19	186	23,250	(49,005)
Texas Instruments, Inc.	Goldman Sachs	Call	130.00	USD	1/18/19	186	24,180	(32,080)
Thermo Fisher Scientific, Inc.	Bank of America	Call	230.00	USD	1/18/19	96	22,080	(43,864)
Thermo Fisher Scientific, Inc.	Bank of America	Call	240.00	USD	1/18/19	97	23,280	(25,454)
UnitedHealth Group, Inc.	Goldman Sachs	Call	260.00	USD	1/18/19	94	24,440	(84,361)
UnitedHealth Group, Inc.	Citibank	Call	260.00	USD	1/18/19	36	9,360	(32,309)
UnitedHealth Group, Inc.	Goldman Sachs	Call	270.00	USD	1/18/19	269	72,630	(156,088)
UnitedHealth Group, Inc.	Citibank	Call	270.00	USD	1/18/19	103	27,810	(59,766)
Visa, Inc.	Citibank	Call	105.00	USD	1/18/19	57	5,985	(168,963)
Visa, Inc.	Citibank	Call	110.00	USD	1/18/19	57	6,270	(143,664)
Visa, Inc.	Citibank	Call	115.00	USD	1/18/19	57	6,555	(119,553)
Visa, Inc.	Citibank	Call	120.00	USD	1/18/19	158	18,960	(268,794)
Visa, Inc.	Citibank	Call	125.00	USD	1/18/19	156	19,500	(208,762)
Visa, Inc.	Credit Suisse First Boston	Call	135.00	USD	1/18/19	244	32,940	(181,303)
Visa, Inc.	Credit Suisse First Boston	Call	140.00	USD	1/18/19	234	32,760	(122,509)
Visa, Inc.	Credit Suisse First Boston	Call	150.00	USD	1/17/20	98	14,700	(84,292)
Visa, Inc.	Credit Suisse First Boston	Call	155.00	USD	1/17/20	99	15,345	(69,981)
Visa, Inc.	Credit Suisse First Boston	Call	160.00	USD	1/17/20	99	15,840	(57,369)
Yum! Brands, Inc.	Citibank	Call	95.00	USD	1/18/19	267	25,365	(11,109)

Total (Premiums received $4,386,915)								$(5,517,402)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investment securities, at cost	$1,170,289,460

Investment securities, at value*	$1,306,986,746
Cash	80,864
Interest and dividends receivable	3,194,552
Foreign currency, at value (cost $25,144)	25,344
Receivable for capital shares issued	2,656
Receivable for investments sold	3,191,181
Reclaims receivable	17,402
Prepaid expenses	6,471

Total Assets	1,313,505,216

Liabilities:
Payable for investments purchased	8,716,774
Payable for capital shares redeemed	780,311
Payable for collateral received on loaned securities	154,485,893
Written Options (Premiums received $4,386,915)	5,517,402
Manager fees payable	660,998
Administration fees payable	27,867
Distribution fees payable	236,071
Custodian fees payable	4,764
Administrative and compliance services fees payable	1,626
Transfer agent fees payable	573
Trustee fees payable	7,263
Other accrued liabilities	56,321

Total Liabilities	170,495,863

Net Assets	$1,143,009,353

Net Assets Consist of:
Capital	$897,469,909
Accumulated net investment income/(loss)	17,158,065
Accumulated net realized gains/(losses) from investment transactions	92,814,323
Net unrealized appreciation/(depreciation) on investments	135,567,056

Net Assets	$1,143,009,353

Shares of beneficial interest (unlimited number of shares authorized, no par value)	61,904,010
Net Asset Value (offering and redemption price per share)	$18.46

*	Includes securities on loan of $150,812,319.

Statement of Operations

For the Six Months Ended June 30, 2018

(Unaudited)

Investment Income:
Dividends	$6,949,024
Interest	5,128,395
Income from securities lending	196,396
Foreign withholding tax	(67,508)

Total Investment Income	12,206,307

Expenses:
Manager fees	4,270,039
Administration fees	155,730
Distribution fees	1,423,347
Custodian fees	24,728
Administrative and compliance services fees	7,940
Transfer agent fees	2,922
Trustee fees	25,966
Professional fees	26,461
Shareholder reports	11,991
Other expenses	26,300

Total expenses before reductions	5,975,424
Less expenses voluntarily waived/reimbursed by the Manager	(284,678)

Net expenses	5,690,746

Net Investment Income/(Loss)	6,515,561

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currencies	32,535,230
Net realized gains/(losses) on written options contracts	1,466,158
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(19,725,613)
Change in net unrealized appreciation/depreciation on written options contracts	6,557,474

Net Realized/Unrealized Gains/(Losses) on Investments	20,833,249

Change in Net Assets Resulting From Operations	$27,348,810

See accompanying notes to the financial statements.

9

AZL T. Rowe Price Capital Appreciation Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$6,515,561	$10,548,174
Net realized gains/(losses) on investment transactions	34,001,388	63,427,330
Change in unrealized appreciation/depreciation on investments	(13,168,139)	76,089,126

Change in net assets resulting from operations	27,348,810	150,064,630

Distributions to Shareholders:
From net investment income	—	(14,550,673)
From net realized gains	—	(39,584,893)

Change in net assets resulting from distributions to shareholders	—	(54,135,566)

Capital Transactions:
Proceeds from shares issued	16,829,300	67,203,687
Proceeds from dividends reinvested	—	54,135,566
Value of shares redeemed	(48,142,910)	(67,640,000)

Change in net assets resulting from capital transactions	(31,313,610)	53,699,253

Change in net assets	(3,964,800)	149,628,317
Net Assets:
Beginning of period	1,146,974,153	997,345,836

End of period	$1,143,009,353	$1,146,974,153

Accumulated net investment income/(loss)	$17,158,065	$10,642,504

Share Transactions:
Shares issued	918,214	3,823,159
Dividends reinvested	—	3,102,325
Shares redeemed	(2,641,312)	(3,829,923)

Change in shares	(1,723,098)	3,095,561

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$18.03		$16.48	$16.04	$15.90	$15.84		$12.29

Investment Activities:
Net Investment Income/(Loss)	0.11		0.17	0.21	0.11	0.11		0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.32		2.28	1.03	0.68	1.69		3.60

Total from Investment Activities	0.43		2.45	1.24	0.79	1.80		3.67

Dividends to Shareholders From:
Net Investment Income	—		(0.24)	(0.12)	(0.10)	(0.06)		(0.12)
Net Realized Gains	—		(0.66)	(0.68)	(0.55)	(1.68)		—

Total Dividends	—		(0.90)	(0.80)	(0.65)	(1.74)		(0.12)

Net Asset Value, End of Period	$18.46		$18.03	$16.48	$16.04	$15.90		$15.84

Total Return(a)	2.38	%(b)	15.04%	7.84%	5.07%	11.77%		29.94%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,143,009		$1,146,974	$997,346	$1,150,906	$787,570		$519,248
Net Investment Income/(Loss)(c)	1.14%		0.97%	1.10%	0.98%	0.93%		0.44%
Expenses Before Reductions(c)(d)	1.05%		1.05%	1.05%	1.05%	1.05%		1.06%
Expenses Net of Reductions(c)	1.00%		1.00%	1.00%	1.00%	1.00%		1.01%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)	1.00%		1.00%	1.00%	1.00%	1.00	%(e)	1.01	%(e)
Portfolio Turnover Rate	41	%(b)	65%	89%	73%	72%		122%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 23 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 22 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR") and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2018 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $78 million for the period ended June 30, 2018.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $19,974 during the period ended June 30, 2018. These fees have been netted against “Income from securities lending” on the Statement of Operations.

The fund had securities lending transactions of $154,485,893 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2018.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2018, the Fund did not engage in any such transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2018, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

For the period ended June 30, 2018, the monthly average notional amount for written options contracts was $4.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts			Written option contracts	$5,517,402

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts	$1,466,158	$6,557,474

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2018. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018. As of June 30, 2018, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Option contracts	$—	$5,517,402

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	5,517,402
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$—	$5,517,402

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2018:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$69,318	$—	$—	$—	$69,318
Citibank	2,619,317	—	—	—	2,619,317
Credit Suisse	951,630	—	—	—	951,630
Deutsche	232,080	—	—	—	232,080
Goldman Sachs	808,393	—	—	—	808,393
JPMorgan Chase	736,034	—	—	—	736,034
Royal Bank of Canada	100,630	—	—	—	100,630

Total	$5,517,402	$—	$—	$—	$5,517,402

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2019.

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2018, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission (“SEC” or the “Commission”). The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2018, $5,216 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $174,000 annual Board retainer, the Lead Director receives an additional $43,500 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $26,100 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2018, actual Trustee compensation was $515,040 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. There were no significant transfers between Levels 1 and 2 as of June 30, 2018, based on levels assigned to securities on December 31, 2017. The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks
Oil, Gas & Consumable Fuels	$13,220,625	$2,504,252	$—	$15,724,877
All Other Common Stocks+	784,716,564	—	—	784,716,564
Preferred Stocks	26,898,481	—	—	26,898,481
Asset Backed Securities	—	4,709,537.00	—	4,709,537.00
Bank Loans	—	17,425,911	—	17,425,911
Convertible Preferred Stocks
Banks	12,618,529	—	—	12,618,529
Electric Utilities	1,091,467	—	—	1,091,467
Corporate Bonds
Electric Utilities	678,875	10,595,169	—	11,274,044
All Other Corporate Bonds+	—	149,522,904	—	149,522,904
Yankee Dollars+	—	34,915,849	—	34,915,849
U.S. Treasury Obligation	—	49,763,174	—	49,763,174
Securities Held as Collateral for Securities on Loan	—	—	154,485,893	154,485,893
Unaffiliated Investment Company	43,839,516	—	—	43,839,516

Total Investment Securities	883,064,057	269,436,796	154,485,893	1,306,986,746

Other Financial Instruments:*
Written Options	—	(5,517,402)	—	(5,517,402)

Total Investments	$883,064,057	$263,919,394	$154,485,893	$1,301,469,344

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2018, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL T. Rowe Price Capital Appreciation Fund	$495,694,150	$442,114,994

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

For the period ended June 30, 2018, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL T. Rowe Price Capital Appreciation Fund	$68,815,963	$43,625,999

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2018 is $1,168,854,106. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$145,841,935
Unrealized (depreciation)	(13,226,697)

Net unrealized appreciation/(depreciation)	$132,615,238

As of the latest tax year end, December 31, 2017, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund	$14,550,673	$39,584,893	$54,135,566

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund	$26,818,707	$47,124,664	$—	$144,264,765	$218,208,136

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and straddles.

17

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2018 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Fund had multiple shareholder accounts which are affiliated with the Investment Adviser representing ownership in excess of 98% of the Fund.

9. Investment Company Reporting Modernization

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The compliance date for form N-PORT and Form N-CEN will vary based on the reporting entity’s size and, in the case of the Fund, is expected to be April 30, 2019. The Fund’s adoption of these amendments, as applicable for the financial statements prepared as of June 30, 2018, had no effect on the Fund’s net assets or results of operations.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Change in Independent Registered Public Accounting Firm

On June 6, 2018, KPMG LLP (“KPMG”) resigned as the Fund’s independent registered public accounting firm. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016, KPMG’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended December 31, 2017 and 2016 and the interim period commencing January 1, 2018 and ending June 6, 2018, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0618 08/18

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	None.

(a)(4)	A statement summarizing a change in the registrant’s independent public accountant during the reporting period is attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date August 23, 2018

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date August 23, 2018